Schedule of Investments (unaudited)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
4.87%, 05/15/28	$12,070	$12,009,423
Class A, 4.95%, 10/15/27	13,000	12,924,036
Series 2022-2, Class A, 3.39%, 05/15/27	10,000	9,669,353
BA Credit Card Trust Series 2021-A1, Class A1,
0.44%, 09/15/26	5,020	4,841,022
Capital One Multi-Asset Execution Trust
Class A2, 1.39%, 07/15/30	1,000	842,860
Series 2021-A1, Class A1, 0.55%, 07/15/26	2,500	2,382,317
Capital One Prime Auto Receivables Trust3.17%, 04/15/27	17,575	16,957,545
Ford Credit Auto Owner Trust
5.27%, 05/17/27 (Call 04/15/26)	2,595	2,584,504
Series 2020-C A4, 0.51%, 08/15/26	5,940	5,610,501
GM Financial Consumer Automobile Receivables
Trust Series 2020-2, Class A3, 1.49%, 12/16/24	91	90,650
GM Financial Consumer Automobile Receivables Trust 2023-1
4.66%, 02/16/28 (Call 10/16/26)	6,190	6,109,387
4.59%, 07/17/28 (Call 10/16/26)	1,170	1,152,754
Hyundai Auto Receivables Trust Series 2020-B A3, 0.48%, 12/16/24	77	76,687
Nissan Auto Lease Trust 2023-A5.09%, 05/15/30 (Call 07/15/26)	8,530	8,312,184
Toyota Auto Receivables Owner Trust Series
2021-B, Class A4, 0.53%, 10/15/26	1,100	1,016,401
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	1,910	1,830,846
Volkswagen Auto Loan Enhanced Trust
5.02%, 06/20/28	10,780	10,732,342
5.01%, 01/22/30	4,000	3,967,648

Total Asset-Backed Securities — 0.5%
(Cost: $102,996,390)		101,110,460

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.8%
Bank, Series 2020-BN27, Class A5, 2.14%,
04/15/63 (Call 04/15/30)	690	555,719
BBCMS Mortgage Trust
Series 2020-C7, Class A4, 1.79%, 04/15/53	3,000	2,412,374
Series 2020-C7, Class A5, 2.04%, 04/15/53
(Call 04/15/30)	1,330	1,084,967
Series 2022-C15, Class A5, 3.66%, 04/15/55
(Call 04/15/32)(a)	11,940	10,592,668
BBCMS Mortgage Trust 2022-C18, 5.71%, 12/15/55 (Call 12/15/32)(a)	1,260	1,301,673
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	4,650	3,830,176
Benchmark Mortgage Trust
3.72%, 03/15/62	5,000	4,551,557
5.52%, 04/15/56	1,217	1,239,304
Series 2018-B4, Class ASB, 4.06%, 07/15/51
(Call 07/15/28)(a)	464	442,774
Series 2018-B5, Class A4, 4.21%, 07/15/51
(Call 08/15/28)	750	706,131
Series 2019-B11, Class A4, 3.28%, 05/15/52
(Call 06/15/29)	3,000	2,670,482
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,500	2,277,658
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	$2,400	$1,893,596
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	1,450	1,146,785
Series 2020-B22, Class A5, 1.97%, 01/15/54	5,000	3,944,141
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 02/15/31)	15,000	11,612,858
Series 2021-B29, Class A5, 2.39%, 09/15/54 (Call 10/15/31)	6,660	5,374,596
CD Mortgage Trust, Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	1,280	1,180,227
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50	1,000	920,706
Citigroup Commercial Mortgage Trust 3.46%, 12/10/49	8,868	8,265,939
Series 20116-P4, Class A4, 2.90%, 07/10/49	3,600	3,304,853
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 03/10/26)	1,000	935,014
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 04/14/27)	750	691,991
Commission Mortgage Trust
Series 2014-CR20, Class A4, 3.59%, 11/10/47	800	773,098
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/29)	750	687,514
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 03/10/25)	2,000	1,905,806
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	650	623,613
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,000	917,428
CSAIL Commercial Mortgage Trust, Series
2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28)(a)	1,750	1,633,804
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates, 4.35%, 01/25/33 (Call 02/25/33)(a)	50,000	48,796,348
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	3,679	3,590,082
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 09/10/24)	1,250	1,207,340
JP Morgan Chase Commercial Mortgage Securities
Trust, Series 2016-JP3, Class A4, 2.63%, 08/15/49.	1,381	1,254,373
JPMBB Commercial Mortgage Securities Trust 3.67%, 09/15/47	5,878	5,723,380
Series 2014-C18, Class A5, 4.08%, 02/15/47	5,097	5,030,925
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	6,511	6,155,683
Series 2015-C32, Class A5, 3.60%, 11/15/48	2,500	2,342,740
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	910,061
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 04/15/27)(a)	2,499	2,326,621
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A5, 3.74%, 08/15/47	2,500	2,439,383
Series 2014-C18, Class ASB, 3.62%, 10/15/47	128	126,313
Series 2015-C20, Class ASB, 3.07%, 02/15/48	2,995	2,937,918
Series 2015-C22, Class A4, 3.31%, 04/15/48
(Call 04/15/25)	500	474,994

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C23, Class A4, 3.72%, 07/15/50
(Call 06/15/25)	$500	$477,751
Series 2016-C28, Class AS, 3.95%, 01/15/49
(Call 02/15/28)	2,000	1,805,970
Morgan Stanley Capital I Trust
Series 2018, Class A3, 4.14%, 10/15/51
(Call 10/15/28)	1,000	934,156
Series 2018-H3, Class A5, 4.18%, 07/15/51	1,000	935,813
Series 2019-H6, Class A4, 3.42%, 06/15/52
(Call 06/15/29)	880	784,910
Series 2019-L3, Class AS, 3.49%, 11/15/52
(Call 11/15/29)	420	355,416
Series 2021-L7, Class A5, 2.57%, 10/15/54
(Call 10/15/31)	5,000	4,065,212
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	875	813,109
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54 (Call 07/15/31)	920	742,086
Series 2015-LC22, Class A4, 3.84%, 09/15/58
(Call 09/15/25)	1,000	954,321
Series 2017-C41, Class A4, 3.47%, 11/15/50	5,000	4,569,236
Series 2017-C42, Class A4, 3.59%, 12/15/50
(Call 12/15/27)	1,200	1,091,413
Series 2018-C47, Class A4, 4.44%, 09/15/61
(Call 10/15/28)	3,000	2,852,752
Series 2020-C56, Class A5, 2.45%, 06/15/53
(Call 04/15/30)	520	434,649
Series 2020-C58, Class A4, 2.10%, 07/15/53
(Call 12/15/30)	2,120	1,698,879
Series 2021-C59, Class A5, 2.63%, 04/15/54
(Call 04/15/31)	3,470	2,863,922
		186,173,208

Total Collaterized Mortgage Obligations — 0.8%
(Cost: $204,947,579)		186,173,208

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)	575	504,677
Clear Channel International BV, 6.63%, 08/01/25 (Call 08/11/23)(b)	200	199,400
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/31/23)(b)(c)	947	869,905
7.50%, 06/01/29 (Call 06/01/24)(b)(c)	805	637,970
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	730	609,966
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	520	422,516
3.38%, 03/01/41 (Call 09/01/40)	739	534,164
4.65%, 10/01/28 (Call 07/01/28)	740	711,843
4.75%, 03/30/30 (Call 12/30/29)	586	563,796
5.38%, 06/15/33 (Call 03/15/33)	246	240,086
5.40%, 10/01/48 (Call 04/01/48)	431	399,636
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	434	368,748
3.75%, 02/15/28 (Call 08/16/23)	445	407,446
4.00%, 02/15/30 (Call 02/15/25)	405	356,663
4.88%, 01/15/29 (Call 01/15/24)	298	278,970
Security	Par (000)	Value

Advertising (continued)
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	$565	$472,035
2.60%, 08/01/31 (Call 05/01/31)	675	554,715
4.20%, 06/01/30 (Call 03/01/30)	839	782,082
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,642	1,575,877
3.65%, 11/01/24 (Call 08/01/24)	956	934,758
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	390	330,221
4.63%, 03/15/30 (Call 03/15/25)(b)	405	338,637
5.00%, 08/15/27 (Call 08/11/23)(b)	495	455,741
6.25%, 06/15/25 (Call 08/31/23)(b)	320	318,314
Stagwell Global LLC, 5.63%, 08/15/29
(Call 08/15/24)(b)	835	710,518
Summer BC Bidco B LLC, 5.50%, 10/31/26
(Call 08/31/23)(b)	315	269,486
Terrier Media Buyer Inc., 8.88%, 12/15/27
(Call 08/11/23)(b)	770	601,070
WPP Finance 2010, 3.75%, 09/19/24	626	609,787
		15,059,027
Aerospace & Defense — 0.6%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(b)	1,325	1,244,400
3.95%, 04/10/47 (Call 10/10/46)(b)(c)	325	269,344
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	360	386,136
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	435	424,699
3.85%, 12/15/25 (Call 09/15/25)(b)	486	468,285
4.75%, 10/07/44(b)	316	283,607
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	1,075	861,075
3.00%, 09/15/50 (Call 03/15/50)(b)	840	571,040
3.40%, 04/15/30 (Call 01/15/30)(b)	290	261,980
5.80%, 10/11/41(b)	280	284,810
Boeing Co. (The)
2.20%, 02/04/26 (Call 08/11/23)	4,790	4,420,499
2.25%, 06/15/26 (Call 03/15/26)	817	746,967
2.60%, 10/30/25 (Call 07/30/25)	260	242,941
2.70%, 02/01/27 (Call 12/01/26)	844	773,897
2.75%, 02/01/26 (Call 01/01/26)	893	837,161
2.80%, 03/01/27 (Call 12/01/26)	620	568,125
2.85%, 10/30/24 (Call 07/30/24)	271	261,241
2.95%, 02/01/30 (Call 11/01/29)	870	761,033
3.10%, 05/01/26 (Call 03/01/26)	950	899,071
3.20%, 03/01/29 (Call 12/01/28)	1,054	955,209
3.25%, 02/01/28 (Call 12/01/27)	977	899,114
3.25%, 03/01/28 (Call 12/01/27)	533	489,049
3.25%, 02/01/35 (Call 11/01/34)	548	446,576
3.38%, 06/15/46 (Call 12/15/45)	509	358,168
3.45%, 11/01/28 (Call 08/01/28)	510	468,461
3.50%, 03/01/39 (Call 09/01/38)	200	152,048
3.55%, 03/01/38 (Call 09/01/37)	460	360,350
3.60%, 05/01/34 (Call 02/01/34)	599	514,026
3.63%, 02/01/31 (Call 11/01/30)	870	787,950
3.63%, 03/01/48 (Call 09/01/47)	325	231,403
3.65%, 03/01/47 (Call 09/01/46)	640	460,064
3.75%, 02/01/50 (Call 08/01/49)	1,380	1,046,150
3.83%, 03/01/59 (Call 09/01/58)	365	259,982
3.85%, 11/01/48 (Call 05/01/48)	457	339,811

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
3.90%, 05/01/49 (Call 11/01/48)	$812	$625,695
3.95%, 08/01/59 (Call 02/01/59)	750	553,785
4.88%, 05/01/25 (Call 04/01/25)	2,111	2,085,436
5.04%, 05/01/27 (Call 03/01/27)	1,557	1,544,295
5.15%, 05/01/30 (Call 02/01/30)	2,804	2,781,063
5.71%, 05/01/40 (Call 11/01/39)	1,530	1,529,174
5.81%, 05/01/50 (Call 11/01/49)	3,099	3,117,563
5.88%, 02/15/40	597	604,051
5.93%, 05/01/60 (Call 11/01/59)	2,270	2,269,501
6.13%, 02/15/33	438	458,498
6.63%, 02/15/38	270	287,804
6.88%, 03/15/39	621	689,397
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	545	512,638
7.13%, 06/15/26 (Call 08/31/23)(b)	912	904,668
7.45%, 05/01/34(b)(c)	345	395,984
7.50%, 03/15/25 (Call 08/31/23)(b)	337	338,695
7.50%, 02/01/29 (Call 02/01/26)(b)	565	559,175
7.88%, 04/15/27 (Call 08/31/23)(b)	1,445	1,441,676
Embraer Netherlands Finance BV
5.40%, 02/01/27	525	515,702
6.95%, 01/17/28 (Call 10/17/27)(d)	600	609,510
7.00%, 07/28/30 (Call 04/28/30)(b)	210	212,203
F-Brasile SpA/F-Brasile U.S. LLC, Series XR,
7.38%, 08/15/26 (Call 08/11/23)(b)(c)	348	320,268
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	165	149,404
2.13%, 08/15/26 (Call 05/15/26)	1,060	979,726
2.25%, 06/01/31 (Call 03/01/31)	345	290,021
2.38%, 11/15/24 (Call 09/15/24)	390	375,367
2.63%, 11/15/27 (Call 08/15/27)	215	197,088
2.85%, 06/01/41 (Call 12/01/40)	310	231,226
3.25%, 04/01/25 (Call 03/01/25)	820	794,695
3.50%, 05/15/25 (Call 03/15/25)	769	748,191
3.50%, 04/01/27 (Call 02/01/27)	910	869,068
3.60%, 11/15/42 (Call 05/15/42)	125	102,385
3.63%, 04/01/30 (Call 01/01/30)	1,130	1,058,234
3.75%, 05/15/28 (Call 02/15/28)	1,070	1,027,553
4.25%, 04/01/40 (Call 10/01/39)	575	522,681
4.25%, 04/01/50 (Call 10/01/49)	370	333,777
HEICO Corp.
5.25%, 08/01/28	375	373,984
5.35%, 08/01/33	340	338,484
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	364	344,333
4.95%, 08/15/25 (Call 05/15/25)	640	623,840
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	495	433,278
5.13%, 10/01/24 (Call 07/01/24)	648	642,038
5.90%, 02/01/27	482	486,015
5.95%, 02/01/37	425	431,231
6.75%, 01/15/28	235	243,946
6.88%, 05/01/25 (Call 04/01/25)	570	578,482
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	758	601,769
2.90%, 12/15/29 (Call 09/15/29)	712	620,914
3.83%, 04/27/25 (Call 01/27/25)	915	888,492
3.85%, 12/15/26 (Call 09/15/26)	987	943,838
4.40%, 06/15/28 (Call 03/15/28)	1,754	1,697,874
4.85%, 04/27/35 (Call 10/27/34)	615	586,538
Security	Par (000)	Value

Aerospace & Defense (continued)
5.05%, 04/27/45 (Call 10/27/44)	$208	$195,185
5.40%, 01/15/27	725	726,704
5.40%, 07/31/33	765	770,500
5.60%, 07/31/53	135	137,727
6.15%, 12/15/40	15	15,557
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	719	599,955
2.80%, 06/15/50 (Call 12/15/49)	428	297,511
3.55%, 01/15/26 (Call 10/15/25)	1,212	1,173,931
3.60%, 03/01/35 (Call 09/01/34)	195	173,683
3.80%, 03/01/45 (Call 09/01/44)	1,050	879,617
3.90%, 06/15/32 (Call 03/15/32)	475	444,363
4.07%, 12/15/42	808	712,624
4.09%, 09/15/52 (Call 03/15/52)	901	777,878
4.15%, 06/15/53 (Call 12/15/52)	665	576,090
4.30%, 06/15/62 (Call 12/15/61)	570	495,438
4.45%, 05/15/28 (Call 04/15/28)	200	198,062
4.50%, 05/15/36 (Call 11/15/35)	531	508,916
4.70%, 05/15/46 (Call 11/15/45)	1,117	1,069,047
4.75%, 02/15/34 (Call 11/15/33)	450	446,639
4.95%, 10/15/25 (Call 09/15/25)	375	374,411
5.10%, 11/15/27 (Call 10/15/27)	695	704,966
5.20%, 02/15/55 (Call 08/15/54)	185	188,380
5.25%, 01/15/33 (Call 10/15/32)	750	773,940
5.70%, 11/15/54 (Call 05/15/54)	545	596,889
5.72%, 06/01/40	335	358,199
5.90%, 11/15/63 (Call 05/15/63)	890	998,331
Series B, 6.15%, 09/01/36	850	936,989
Moog Inc., 4.25%, 12/15/27 (Call 08/31/23)(b)	361	334,477
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,346	1,298,230
3.20%, 02/01/27 (Call 11/01/26)	807	762,276
3.25%, 01/15/28 (Call 10/15/27)	1,200	1,121,160
3.85%, 04/15/45 (Call 10/15/44)	720	583,416
4.03%, 10/15/47 (Call 04/15/47)	1,307	1,101,200
4.40%, 05/01/30 (Call 02/01/30)	911	883,524
4.70%, 03/15/33 (Call 12/15/32)	800	781,616
4.75%, 06/01/43	1,057	981,160
4.95%, 03/15/53 (Call 09/15/52)	590	567,497
5.05%, 11/15/40	433	414,463
5.15%, 05/01/40 (Call 11/01/39)	560	547,254
5.25%, 05/01/50 (Call 11/01/49)	283	284,989
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	775	733,677
5.75%, 10/15/27 (Call 07/15/27)(b)	750	738,420
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	905	715,321
2.25%, 07/01/30 (Call 04/01/30)	1,407	1,177,110
2.38%, 03/15/32 (Call 12/15/31)	900	732,330
2.65%, 11/01/26 (Call 08/01/26)	540	502,297
2.82%, 09/01/51 (Call 03/01/51)	925	601,158
3.03%, 03/15/52 (Call 09/15/51)	1,020	694,283
3.13%, 05/04/27 (Call 02/04/27)	867	811,807
3.13%, 07/01/50 (Call 01/01/50)	752	529,378
3.50%, 03/15/27 (Call 12/15/26)	1,017	967,726
3.75%, 11/01/46 (Call 05/01/46)	615	481,453
3.95%, 08/16/25 (Call 06/16/25)	1,540	1,502,886
4.05%, 05/04/47 (Call 11/04/46)	570	471,932
4.13%, 11/16/28 (Call 08/16/28)	2,270	2,179,881
4.15%, 05/15/45 (Call 11/16/44)	706	588,613

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.35%, 04/15/47 (Call 10/15/46)	$1,035	$900,450
4.45%, 11/16/38 (Call 05/16/38)	640	583,392
4.50%, 06/01/42	1,623	1,468,214
4.63%, 11/16/48 (Call 05/16/48)	1,223	1,112,160
4.70%, 12/15/41	518	473,670
4.80%, 12/15/43 (Call 06/15/43)	495	455,841
4.88%, 10/15/40	545	510,011
5.00%, 02/27/26 (Call 01/27/26)	425	424,367
5.15%, 02/27/33 (Call 11/27/32)	1,050	1,050,053
5.38%, 02/27/53 (Call 08/27/52)	690	692,843
5.40%, 05/01/35	100	101,164
5.70%, 04/15/40	295	303,219
6.05%, 06/01/36	115	122,085
6.13%, 07/15/38	410	435,650
7.20%, 08/15/27	1,273	1,374,471
7.50%, 09/15/29	125	140,726
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	225	210,969
4.60%, 06/15/28 (Call 03/15/28)(c)	535	455,536
7.50%, 04/15/25 (Call 08/31/23)(b)	885	885,416
9.38%, 11/30/29 (Call 11/30/25)(b)	680	728,572
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(d)	800	749,176
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	890	794,405
4.88%, 05/01/29 (Call 05/01/24)	556	500,439
5.50%, 11/15/27 (Call 08/31/23)	1,980	1,874,941
6.25%, 03/15/26 (Call 08/31/23)(b)	3,225	3,209,875
6.38%, 06/15/26 (Call 08/31/23)	705	697,830
6.75%, 08/15/28 (Call 02/15/25)(b)	1,555	1,562,526
7.50%, 03/15/27 (Call 08/31/23)	420	419,509
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 08/31/23)	400	397,956
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/31/23)(c)	435	420,976
9.00%, 03/15/28 (Call 03/15/25)(b)	905	930,684
		124,414,117
Agriculture — 0.4%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/23)(d)	300	286,524
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	766	723,594
2.45%, 02/04/32 (Call 11/04/31)	1,045	821,349
2.63%, 09/16/26 (Call 06/16/26)(c)	894	833,119
3.40%, 05/06/30 (Call 02/06/30)	962	850,331
3.40%, 02/04/41 (Call 08/04/40)	1,015	707,069
3.70%, 02/04/51 (Call 08/04/50)	972	648,995
3.88%, 09/16/46 (Call 03/16/46)	1,268	901,168
4.00%, 02/04/61 (Call 08/04/60)	768	527,939
4.25%, 08/09/42	657	507,900
4.40%, 02/14/26 (Call 12/14/25)	563	552,562
4.45%, 05/06/50 (Call 11/06/49)	477	357,473
4.50%, 05/02/43	622	495,846
4.80%, 02/14/29 (Call 11/14/28)	680	662,742
5.38%, 01/31/44	1,127	1,065,026
5.80%, 02/14/39 (Call 08/14/38)	1,567	1,541,865
5.95%, 02/14/49 (Call 08/14/48)	1,683	1,596,426
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)(d)	600	557,016
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	1,448	1,361,858
Security	Par (000)	Value

Agriculture (continued)
2.70%, 09/15/51 (Call 03/15/51)	$299	$199,526
2.90%, 03/01/32 (Call 12/01/31)	470	408,350
3.25%, 03/27/30 (Call 12/27/29)	723	661,784
3.75%, 09/15/47 (Call 03/15/47)	232	188,430
4.02%, 04/16/43	415	352,717
4.50%, 08/15/33 (Call 05/15/33)	135	132,284
4.50%, 03/15/49 (Call 09/15/48)	340	314,378
4.54%, 03/26/42	122	112,184
5.38%, 09/15/35	155	159,723
5.94%, 10/01/32	70	75,477
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,478	1,277,790
2.73%, 03/25/31 (Call 12/25/30)	739	589,183
2.79%, 09/06/24 (Call 08/06/24)	479	463,030
3.22%, 08/15/24 (Call 06/15/24)	1,183	1,151,165
3.22%, 09/06/26 (Call 07/06/26)	421	393,690
3.46%, 09/06/29 (Call 06/06/29)	415	363,640
3.56%, 08/15/27 (Call 05/15/27)	2,640	2,453,431
3.73%, 09/25/40 (Call 03/25/40)	590	417,691
3.98%, 09/25/50 (Call 03/25/50)	711	479,150
4.39%, 08/15/37 (Call 02/15/37)	1,926	1,524,044
4.54%, 08/15/47 (Call 02/15/47)	1,470	1,088,755
4.70%, 04/02/27 (Call 02/02/27)	1,007	980,415
4.74%, 03/16/32 (Call 12/16/31)	505	458,333
4.76%, 09/06/49 (Call 03/06/49)	927	703,213
4.91%, 04/02/30 (Call 01/02/30)	854	806,774
5.28%, 04/02/50 (Call 10/02/49)	342	282,215
5.65%, 03/16/52 (Call 09/16/51)	505	433,199
6.34%, 08/02/30	1,000	1,000,000
6.42%, 08/02/33	1,060	1,060,000
7.08%, 08/02/43	500	500,000
7.08%, 08/02/53	540	540,474
7.75%, 10/19/32 (Call 07/19/32)	300	331,599
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,294	1,172,079
3.95%, 06/15/25(b)	1,394	1,351,553
4.45%, 03/16/28 (Call 02/16/28)	471	450,050
BAT International FINANCE PLC, 5.93%, 02/02/29	1,000	1,000,000
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	524	485,020
2.75%, 05/14/31 (Call 02/14/31)	660	557,740
3.25%, 08/15/26 (Call 05/15/26)	803	758,546
3.75%, 09/25/27 (Call 06/25/27)	705	665,774
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	1,128	1,015,347
1.70%, 02/02/31 (Call 11/02/30)(b)	770	613,105
2.13%, 04/23/30 (Call 01/23/30)(b)	525	441,052
2.13%, 11/10/31 (Call 08/10/31)(b)	865	700,979
3.13%, 05/25/51 (Call 11/25/50)(b)	935	666,113
3.25%, 05/23/29 (Call 02/23/29)(b)	125	115,061
3.50%, 04/22/25 (Call 08/31/23)(b)	925	898,943
3.63%, 04/22/27 (Call 03/22/27)(b)	260	249,116
3.88%, 05/23/49 (Call 11/23/48)(b)	335	269,370
4.00%, 06/22/32 (Call 03/22/32)(b)	285	264,674
4.38%, 04/22/52 (Call 10/22/51)(b)	290	257,372
4.50%, 06/24/26(b)	155	152,918
4.75%, 04/24/33 (Call 01/24/33)(b)	345	339,038
4.76%, 11/23/45(b)	675	631,658
4.88%, 10/10/25 (Call 09/10/25)(b)	420	417,577
5.13%, 10/11/32 (Call 07/11/32)(b)	520	524,914

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 08/11/23)(b)	$397	$385,638
6.00%, 06/15/30 (Call 06/15/25)(b)	730	719,619
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	1,325	1,244,321
3.88%, 07/26/29 (Call 04/26/29)(b)	465	416,589
4.25%, 07/21/25 (Call 04/21/25)(b)	1,418	1,367,080
6.13%, 07/27/27 (Call 06/27/27)(b)	540	544,358
IOI Investment L Bhd, 3.38%, 11/02/31
(Call 05/02/31)(d)	400	317,632
JT International Financial Services BV
2.25%, 09/14/31 (Call 06/14/31)(d)	400	319,144
6.88%, 10/24/32 (Call 07/24/32)(b)	340	377,182
MHP Lux SA, 6.95%, 04/03/26(d)	400	229,808
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,053	942,214
1.50%, 05/01/25 (Call 04/01/25)	450	422,510
1.75%, 11/01/30 (Call 08/01/30)	656	518,384
2.10%, 05/01/30 (Call 02/01/30)	450	371,826
2.75%, 02/25/26 (Call 11/25/25)	495	467,532
3.13%, 08/17/27 (Call 05/17/27)	250	233,650
3.13%, 03/02/28 (Call 12/02/27)	505	465,913
3.25%, 11/10/24	897	872,162
3.38%, 08/11/25 (Call 05/11/25)	420	405,993
3.38%, 08/15/29 (Call 05/15/29)	825	748,522
3.88%, 08/21/42	593	471,613
4.13%, 03/04/43	566	460,786
4.25%, 11/10/44	1,000	828,920
4.38%, 11/15/41	638	542,676
4.50%, 03/20/42	624	536,035
4.88%, 02/13/26	1,105	1,097,552
4.88%, 02/15/28 (Call 01/15/28)	1,075	1,064,239
4.88%, 11/15/43	638	572,854
5.00%, 11/17/25	790	788,349
5.13%, 11/15/24	550	548,223
5.13%, 11/17/27 (Call 10/17/27)	675	676,620
5.13%, 02/15/30 (Call 12/15/29)	1,640	1,629,307
5.38%, 02/15/33 (Call 11/15/32)	1,210	1,206,237
5.63%, 11/17/29 (Call 09/17/29)	473	483,340
5.75%, 11/17/32 (Call 08/17/32)	380	388,421
6.38%, 05/16/38	1,141	1,237,118
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,809	1,771,825
5.70%, 08/15/35 (Call 02/15/35)	526	495,434
5.85%, 08/15/45 (Call 02/15/45)	1,700	1,518,712
6.15%, 09/15/43	573	541,439
7.25%, 06/15/37	486	508,312
Turning Point Brands Inc., 5.63%, 02/15/26
(Call 02/15/24)(b)	125	116,128
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(b)	650	565,734
10.50%, 11/01/26 (Call 08/31/23)(b)	405	405,595
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	590	529,236
3.20%, 04/21/31 (Call 01/21/31)(b)	406	338,507
4.90%, 04/21/27 (Call 03/21/27)(b)	300	289,836
5.25%, 04/21/32 (Call 01/21/32)(b)	440	416,781
		80,299,351
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	860	799,146
Security	Par (000)	Value

Airlines (continued)
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	$301	$280,048
Series 2017-1, Class AA, 3.30%, 07/15/31(b)	539	478,146
Series 2020-1, Class C, 10.50%, 07/15/26(b)	255	276,183
Series 2020-2, Class A, 5.25%, 10/01/30(b)	619	601,727
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)(c)	269	260,364
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(b)	425	420,482
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, Class AA, 3.58%, 07/15/29	140	129,164
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	402	361,976
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30	406	362,417
American Airlines 2017-1 Class AA Pass Through Trust, Series 2017-1, Class AA, 3.65%, 02/15/29	352	322,561
American Airlines 2017-2 Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	328	295,189
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	101	87,616
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	734	608,992
American Airlines Group Inc., 3.75%, 03/01/25(b)	386	368,364
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(b)	550	545,749
11.75%, 07/15/25(b)	2,085	2,298,441
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	2,443	2,407,079
5.75%, 04/20/29(b)	2,185	2,117,986
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27(c)	158	147,981
Series 2014-1, Class A, 3.70%, 04/01/28(c)	306	280,422
Series 2015-1, Class A, 3.38%, 11/01/28(c)	407	366,040
Series 2015-2, Class AA, 3.60%, 03/22/29	119	110,553
Series 2016-1, Class A, 4.10%, 07/15/29	113	102,191
Series 2016-2, Class A, 3.65%, 12/15/29(c)	153	133,312
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(Call 12/01/24)(d)	1,150	1,000,718
British Airways Pass Through Trust
Class A, 2.90%, 09/15/36(b)(c)	805	675,083
Class A, 4.25%, 05/15/34(b)	402	365,634
Series 2019-1, Class AA, 3.30%, 06/15/34(b)	341	297,676
Continental Airlines Pass Through Trust, Series
2012-2, Class A, 4.00%, 04/29/26	316	307,500
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	740	711,332
3.75%, 10/28/29 (Call 07/28/29)(c)	428	387,464
4.38%, 04/19/28 (Call 01/19/28)(c)	335	318,284
7.00%, 05/01/25(b)	2,555	2,613,842
7.38%, 01/15/26 (Call 12/15/25)(c)	635	659,105
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	1,609	1,577,903
4.75%, 10/20/28(b)	1,826	1,768,152
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	70	61,443
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(d)	600	542,004
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	107	96,181

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	$905	$854,628
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(c)	431	394,593
Series 2019-1, Class AA, 2.75%, 11/15/33	188	159,497
Korean Air Lines Co. Ltd., 4.75%, 09/23/25(d)	200	196,280
Latam Airlines Group SA, 13.38%, 10/15/29 (Call 10/15/25)(d)	500	545,895
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/24)(b)	676	676,358
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	525	449,164
3.00%, 11/15/26 (Call 08/15/26)	418	388,535
3.45%, 11/16/27 (Call 08/16/27)	351	326,135
5.13%, 06/15/27 (Call 04/15/27)	1,626	1,621,691
5.25%, 05/04/25 (Call 04/04/25)	1,049	1,044,731
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (Call 09/20/23)(b)	838	846,467
U.S. Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 12/03/26(c)	71	67,747
United Airlines Holdings Inc., 4.88%, 01/15/25	255	249,546
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	1,555	1,472,880
4.63%, 04/15/29 (Call 10/15/28)(b)	1,480	1,341,738
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	465	448,805
Series 2014-1, Class A, 4.00%, 10/11/27	461	436,802
Series 2014-2, Class A, 3.75%, 03/03/28	657	617,538
Series 2016-1, Class AA, 3.10%, 01/07/30	332	298,332
Series 2016-2, Class AA, 2.88%, 04/07/30	365	323,551
Series 2018-1, Class AA, 3.50%, 09/01/31	566	510,615
Series 2019, Class AA, 4.15%, 02/25/33	623	571,060
Series 2019-2, Class AA, 2.70%, 11/01/33	23	19,666
Series 2019-2, Class B, 3.50%, 11/01/29	121	109,067
Series 2020-1, Class A, 5.88%, 04/15/29	887	880,951
Series 2020-1, Class B, 4.88%, 07/15/27	614	594,392
United Airlines Pass-Through Trust, 5.80%, 07/15/37	1,495	1,515,691
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(d)	400	373,400
VistaJet Malta Finance PLC/Vista Management
Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(b)	765	647,374
7.88%, 05/01/27 (Call 05/01/24)(b)(c)	350	324,671
9.50%, 06/01/28(c)	365	349,031
		44,201,281
Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	290	232,870
4.25%, 03/15/29 (Call 03/15/24)(b)(c)	266	226,167
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(b)(c)	715	672,064
9.00%, 02/15/31 (Call 02/15/26)(b)(c)	470	480,763
Kontoor Brands Inc., 4.13%, 11/15/29
(Call 11/15/24)(b)	306	263,307
Levi Strauss & Co., 3.50%, 03/01/31
(Call 03/01/26)(b)(c)	400	329,272
Michael Kors USA Inc., 4.25%, 11/01/24
(Call 09/01/24)(b)	1,490	1,445,196
Security	Par (000)	Value

Apparel (continued)
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	$795	$740,916
2.40%, 03/27/25 (Call 02/27/25)	320	306,390
2.75%, 03/27/27 (Call 01/27/27)	632	593,277
2.85%, 03/27/30 (Call 12/27/29)	1,462	1,313,709
3.25%, 03/27/40 (Call 09/27/39)	1,370	1,126,483
3.38%, 11/01/46 (Call 05/01/46)	630	495,785
3.38%, 03/27/50 (Call 09/27/49)(c)	602	478,608
3.63%, 05/01/43 (Call 11/01/42)	192	162,334
3.88%, 11/01/45 (Call 05/01/45)	345	300,423
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	867	841,068
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	217	191,937
3.75%, 09/15/25 (Call 07/15/25)	353	341,874
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	10	7,960
4.13%, 07/15/27 (Call 04/15/27)	184	173,116
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	475	435,684
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	436	410,869
2.80%, 04/23/27 (Call 02/23/27)	286	260,429
2.95%, 04/23/30 (Call 01/23/30)	165	136,686
William Carter Co. (The), 5.63%, 03/15/27
(Call 08/31/23)(b)	351	343,232
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(b)	420	329,813
		12,640,232
Auto Manufacturers — 0.7%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	790	668,293
4.75%, 10/01/27 (Call 08/11/23)(b)	320	303,254
5.88%, 06/01/29 (Call 06/01/24)(b)	345	334,836
American Honda Finance Corp.
0.75%, 08/09/24	175	166,758
1.00%, 09/10/25	511	468,607
1.20%, 07/08/25	485	449,386
1.30%, 09/09/26	625	558,281
1.50%, 01/13/25	130	123,230
1.80%, 01/13/31	483	391,921
2.00%, 03/24/28	460	405,173
2.15%, 09/10/24	226	218,024
2.25%, 01/12/29	208	181,842
2.30%, 09/09/26	605	557,411
2.35%, 01/08/27	881	809,454
3.50%, 02/15/28	666	627,086
4.60%, 04/17/30	520	509,782
4.70%, 01/12/28	240	238,121
4.75%, 01/12/26	115	114,428
5.00%, 05/23/25	500	497,490
5.13%, 07/07/28	375	376,958
5.25%, 07/07/26	375	376,429
Series A, 4.60%, 04/17/25	540	535,356
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	965	976,812
Benteler International, Series 144A, Class A, 10.50%, 05/15/28(c)	400	407,848
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	1,038	1,005,791
2.85%, 08/14/29 (Call 05/14/29)(b)	660	584,846

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	$240	$228,564
1.25%, 08/12/26 (Call 07/12/26)(b)	815	730,297
1.95%, 08/12/31 (Call 05/12/31)(b)	320	257,232
2.55%, 04/01/31 (Call 01/01/31)(b)	528	448,235
2.80%, 04/11/26 (Call 01/11/26)(b)	980	927,080
3.25%, 04/01/25(b)	100	96,993
3.30%, 04/06/27 (Call 01/06/27)(b)	170	160,674
3.45%, 04/01/27 (Call 03/01/27)(b)	750	713,783
3.63%, 04/18/29 (Call 01/18/29)(b)	130	121,791
3.70%, 04/01/32 (Call 01/01/32)(b)	545	499,334
3.75%, 04/12/28 (Call 01/12/28)(b)	690	655,176
3.90%, 04/09/25 (Call 03/09/25)(b)	750	733,155
3.95%, 08/14/28 (Call 05/14/28)(b)	100	95,793
4.15%, 04/09/30 (Call 01/09/30)(b)	1,370	1,305,788
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	185	169,547
1.50%, 09/01/30 (Call 06/01/30)	948	767,150
2.60%, 09/01/50 (Call 03/01/50)(c)	292	185,931
4.88%, 10/01/43 (Call 04/01/43)	245	229,947
Daimler Finance North America LLC
2.13%, 03/10/25(b)	1,220	1,159,744
2.63%, 03/10/30(b)	665	576,375
3.10%, 08/15/29(b)	693	623,298
3.30%, 05/19/25(b)	405	391,064
4.30%, 02/22/29(b)	665	644,585
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	650	615,141
2.00%, 12/14/26(b)	390	350,552
2.38%, 12/14/28(b)	80	69,771
3.50%, 04/07/25(b)	575	555,628
3.65%, 04/07/27(b)	840	800,243
5.13%, 01/19/28(b)(c)	1,015	1,009,560
5.15%, 01/16/26(b)	835	832,562
5.20%, 01/17/25(b)	520	517,020
Ford Holdings LLC, 9.30%, 03/01/30	235	263,334
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	1,890	1,493,459
4.35%, 12/08/26 (Call 09/08/26)(c)	1,149	1,120,367
4.75%, 01/15/43	1,501	1,174,653
5.29%, 12/08/46 (Call 06/08/46)	951	784,280
6.10%, 08/19/32 (Call 05/19/32)(c)	1,305	1,262,770
6.38%, 02/01/29	160	158,741
6.63%, 10/01/28(c)	380	391,373
7.13%, 11/15/25	125	126,718
7.40%, 11/01/46	275	287,694
7.45%, 07/16/31	778	834,553
7.50%, 08/01/26	2	2,064
9.63%, 04/22/30 (Call 01/22/30)	345	403,039
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	850	796,994
2.70%, 08/10/26 (Call 07/10/26)	1,143	1,024,482
2.90%, 02/16/28 (Call 12/16/27)	450	386,964
2.90%, 02/10/29 (Call 12/10/28)	505	421,842
3.38%, 11/13/25 (Call 10/13/25)	1,430	1,337,064
3.63%, 06/17/31 (Call 03/17/31)	785	648,905
3.66%, 09/08/24	650	630,572
3.82%, 11/02/27 (Call 08/02/27)	545	489,366
4.00%, 11/13/30 (Call 08/13/30)	1,265	1,088,975
4.06%, 11/01/24 (Call 10/01/24)	1,125	1,090,642
Security	Par (000)	Value

Auto Manufacturers (continued)
4.13%, 08/04/25	$1,110	$1,060,494
4.13%, 08/17/27 (Call 06/17/27)	958	876,723
4.27%, 01/09/27 (Call 11/09/26)	810	755,981
4.39%, 01/08/26	940	892,868
4.54%, 08/01/26 (Call 06/01/26)	535	505,318
4.69%, 06/09/25 (Call 04/09/25)	510	493,578
4.95%, 05/28/27 (Call 04/28/27)	1,100	1,044,296
5.11%, 05/03/29 (Call 02/03/29)	1,132	1,055,296
5.13%, 06/16/25 (Call 05/16/25)	1,275	1,241,633
6.80%, 05/12/28 (Call 04/12/28)	1,150	1,160,465
6.95%, 03/06/26 (Call 02/06/26)	900	908,865
6.95%, 06/10/26 (Call 05/10/26)	600	604,812
7.20%, 06/10/30	660	678,038
7.35%, 11/04/27 (Call 10/04/27)	1,200	1,233,084
7.35%, 03/06/30 (Call 01/06/30)	800	828,096
Geely Automobile Holdings Ltd., 4.00%, (Call 12/04/24), (5-year CMT + 5.449%)(a)(d)(e)	200	191,578
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(d)	200	188,482
General Motors Co.
4.00%, 04/01/25	78	76,068
4.20%, 10/01/27 (Call 07/01/27)	744	708,028
5.00%, 10/01/28 (Call 07/01/28)	561	549,662
5.00%, 04/01/35	353	324,531
5.15%, 04/01/38 (Call 10/01/37)	849	765,823
5.20%, 04/01/45	1,077	927,146
5.40%, 10/15/29 (Call 08/15/29)	535	527,077
5.40%, 04/01/48 (Call 10/01/47)	480	418,632
5.60%, 10/15/32 (Call 07/15/32)(c)	750	734,378
5.95%, 04/01/49 (Call 10/01/48)	625	585,331
6.13%, 10/01/25 (Call 09/01/25)	1,125	1,137,375
6.25%, 10/02/43	1,035	1,017,084
6.60%, 04/01/36 (Call 10/01/35)	873	905,851
6.75%, 04/01/46 (Call 10/01/45)	664	676,536
6.80%, 10/01/27 (Call 08/01/27)	859	896,598
General Motors Financial Co. Inc.
1.20%, 10/15/24	320	303,437
1.25%, 01/08/26 (Call 12/08/25)	1,175	1,059,251
1.50%, 06/10/26 (Call 05/10/26)	955	851,268
2.35%, 02/26/27 (Call 01/26/27)	400	358,968
2.35%, 01/08/31 (Call 10/08/30)	775	612,676
2.40%, 04/10/28 (Call 02/10/28)	547	476,038
2.40%, 10/15/28 (Call 08/15/28)	1,055	903,956
2.70%, 08/20/27 (Call 06/20/27)	965	864,611
2.70%, 06/10/31 (Call 03/10/31)	655	526,155
2.75%, 06/20/25 (Call 05/20/25)	918	870,328
2.90%, 02/26/25 (Call 01/26/25)	1,303	1,246,554
3.10%, 01/12/32 (Call 10/12/31)	610	498,181
3.50%, 11/07/24 (Call 09/07/24)	350	340,001
3.60%, 06/21/30 (Call 03/21/30)	1,175	1,027,114
3.80%, 04/07/25	5	4,854
3.85%, 01/05/28 (Call 10/05/27)	276	258,226
4.00%, 01/15/25 (Call 10/15/24)	712	693,994
4.00%, 10/06/26 (Call 07/06/26)	922	877,910
4.30%, 07/13/25 (Call 04/13/25)	900	877,365
4.30%, 04/06/29 (Call 02/06/29)	530	492,651
4.35%, 04/09/25 (Call 02/09/25)	622	610,530
4.35%, 01/17/27 (Call 10/17/26)(c)	825	794,558
5.00%, 04/09/27 (Call 03/09/27)	1,175	1,155,272
5.25%, 03/01/26 (Call 12/01/25)	712	704,303
5.40%, 04/06/26	825	819,629

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.65%, 01/17/29 (Call 10/17/28)	$478	$477,068
5.80%, 06/23/28 (Call 05/23/28)	440	441,808
5.85%, 04/06/30 (Call 02/06/30)	860	859,123
6.00%, 01/09/28 (Call 12/09/27)	610	619,260
6.05%, 10/10/25	910	916,780
6.40%, 01/09/33 (Call 10/09/32)(c)	925	951,103
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	105	100,492
2.53%, 03/10/27 (Call 02/10/27)	700	644,714
2.97%, 03/10/32 (Call 12/10/31)	638	566,863
Hyundai Assan Otomotiv Sanayi ve Ticaret AS,
1.63%, 07/12/26(d)	200	176,684
Hyundai Capital America
1.00%, 09/17/24(b)	690	652,354
1.30%, 01/08/26 (Call 12/08/25)(b)	1,055	950,291
1.50%, 06/15/26 (Call 05/15/26)(b)	860	765,271
1.65%, 09/17/26 (Call 08/17/26)(b)	815	723,940
1.80%, 10/15/25 (Call 09/15/25)(b)	790	724,651
1.80%, 01/10/28 (Call 11/10/27)(b)	733	622,354
2.00%, 06/15/28 (Call 04/15/28)(b)	925	779,664
2.10%, 09/15/28 (Call 07/17/28)(b)	620	521,922
2.38%, 10/15/27 (Call 08/15/27)(b)	455	398,889
2.65%, 02/10/25 (Call 01/10/25)(b)	845	805,843
2.75%, 09/27/26(d)	350	320,313
3.00%, 02/10/27 (Call 12/10/26)(b)	615	563,106
3.50%, 11/02/26 (Call 09/02/26)(b)	867	812,050
5.50%, 03/30/26(b)	300	298,731
5.60%, 03/30/28 (Call 02/29/28)(b)	300	298,563
5.65%, 06/26/26(b)	575	573,465
5.68%, 06/26/28 (Call 05/26/28)(b)	575	572,993
5.70%, 06/26/30 (Call 04/26/30)(b)	435	432,982
5.80%, 06/26/25(b)	285	285,137
5.80%, 04/01/30 (Call 02/01/30)(b)(c)	300	300,882
5.88%, 04/07/25 (Call 03/07/25)(b)	598	598,676
6.38%, 04/08/30 (Call 01/08/30)(b)	410	423,157
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	600	536,334
2.13%, 04/24/25(d)	400	375,084
2.50%, 01/24/27(d)	200	181,024
3.63%, 08/29/27(d)	200	186,156
Hyundai Motor Manufacturing Indonesia PT, 1.75%,
05/06/26(d)	400	357,160
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	325	290,872
5.50%, 07/15/29 (Call 07/15/24)(b)	340	299,475
5.88%, 01/15/28 (Call 01/15/24)(b)	580	540,363
7.75%, 10/15/25 (Call 08/31/23)(b)	575	580,330
JB Poindexter & Co. Inc., 7.13%, 04/15/26
(Call 08/31/23)(b)	330	325,624
Kia Corp.
1.75%, 10/16/26(d)	800	709,064
2.75%, 02/14/27(d)	400	365,972
3.25%, 04/21/26(b)	300	282,219
Mercedes-Benz Finance North America LLC
3.25%, 08/01/24(b)	290	283,376
3.50%, 08/03/25(b)	1,250	1,211,187
3.75%, 02/22/28(b)	1,615	1,530,665
4.80%, 03/30/28(b)	1,000	987,970
5.05%, 08/03/33(b)	1,000	995,580
5.10%, 08/03/28	1,000	998,820
Security	Par (000)	Value

Auto Manufacturers (continued)
5.20%, 08/03/26	$645	$644,258
5.25%, 11/29/27(b)	300	302,652
5.38%, 08/01/25	1,000	999,650
5.38%, 11/26/25(b)	350	351,043
5.50%, 11/27/24(b)	525	524,596
8.50%, 01/18/31	523	646,658
Series 144A, 4.80%, 03/30/26(b)	1,050	1,041,411
Series 144A, 4.95%, 03/30/25(b)	925	919,228
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	925	871,174
1.85%, 09/16/26 (Call 08/16/26)(b)	760	661,230
2.45%, 09/15/28 (Call 07/15/28)(b)	665	544,974
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(b)	510	455,547
2.75%, 03/09/28 (Call 01/09/28)(b)	585	498,133
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	1,540	1,454,160
4.35%, 09/17/27 (Call 07/17/27)(b)	2,040	1,893,446
4.81%, 09/17/30 (Call 06/17/30)(b)	1,458	1,313,133
PACCAR Financial Corp.
0.50%, 08/09/24	290	275,616
0.90%, 11/08/24	10	9,448
1.10%, 05/11/26	275	248,281
1.80%, 02/06/25	349	331,030
2.00%, 02/04/27	200	180,852
2.15%, 08/15/24	185	178,743
3.55%, 08/11/25	210	204,093
4.45%, 03/30/26	170	168,764
4.60%, 01/10/28	400	399,104
4.95%, 10/03/25	235	235,134
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	425	417,014
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	1,325	1,165,298
2.69%, 09/15/31 (Call 06/15/31)(b)	940	751,032
5.63%, 01/12/28 (Call 12/12/27)(b)	200	202,354
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	959	873,668
2.36%, 03/25/31 (Call 12/25/30)	645	548,947
2.76%, 07/02/29	615	557,627
3.67%, 07/20/28	165	157,743
5.12%, 07/13/28	300	304,488
5.12%, 07/13/33	260	265,915
5.28%, 07/13/26	240	242,119
Toyota Motor Credit Corp.
0.63%, 09/13/24	765	725,687
0.80%, 10/16/25	700	637,147
0.80%, 01/09/26	475	428,925
1.13%, 06/18/26	1,350	1,213,069
1.15%, 08/13/27	155	134,298
1.45%, 01/13/25	400	378,964
1.65%, 01/10/31	625	500,594
1.80%, 02/13/25	630	598,128
1.90%, 01/13/27	815	737,575
1.90%, 04/06/28	1,060	936,680
1.90%, 09/12/31	635	510,375
2.00%, 10/07/24	240	230,858
2.15%, 02/13/30	217	185,980
2.40%, 01/13/32	10	8,352
3.00%, 04/01/25	557	537,071

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.05%, 03/22/27	$1,185	$1,112,869
3.05%, 01/11/28	439	408,270
3.20%, 01/11/27	772	731,223
3.38%, 04/01/30	871	799,604
3.40%, 04/14/25	427	415,228
3.50%, 10/24/25(d)(f)	450	433,035
3.65%, 08/18/25	445	432,820
3.65%, 01/08/29	376	356,170
3.95%, 06/30/25	440	430,650
4.40%, 09/20/24	640	633,030
4.45%, 05/18/26	620	612,591
4.45%, 06/29/29	540	532,375
4.55%, 09/20/27	690	682,617
4.55%, 05/17/30	620	606,459
4.63%, 01/12/28	340	338,426
4.70%, 01/12/33	360	355,712
4.80%, 01/10/25	350	348,103
5.40%, 11/10/25	400	403,456
5.45%, 11/10/27	795	813,198
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	1,385	1,258,286
1.63%, 11/24/27 (Call 09/24/27)(b)	803	691,495
2.85%, 09/26/24(b)	573	554,217
3.20%, 09/26/26 (Call 07/26/26)(b)	335	314,320
3.35%, 05/13/25(b)	625	601,194
3.75%, 05/13/30(b)	145	131,773
3.95%, 06/06/25(b)	1,095	1,064,909
4.35%, 06/08/27 (Call 05/08/27)(b)	1,190	1,152,360
4.60%, 06/08/29 (Call 04/08/29)(b)	850	821,491
4.63%, 11/13/25(b)	500	490,350
4.75%, 11/13/28(b)	636	625,086
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	305	257,216
		162,003,041
Auto Parts & Equipment — 0.1%
Adient Global Holdings, 8.25%, 04/15/31
(Call 04/15/26)(b)	365	375,038
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/31/23)(b)	685	657,079
7.00%, 04/15/28 (Call 04/15/25)(b)	385	388,588
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)	450	383,531
6.25%, 03/15/26 (Call 08/11/23)	141	137,591
6.50%, 04/01/27 (Call 08/31/23)(c)	390	380,137
6.88%, 07/01/28 (Call 08/11/23)	285	270,915
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	1,270	799,160
4.35%, 03/15/29 (Call 12/15/28)	265	256,223
4.40%, 10/01/46 (Call 04/01/46)	118	91,901
5.40%, 03/15/49 (Call 09/15/48)	159	142,858
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 08/11/23)	40	38,038
3.25%, 03/01/32 (Call 12/01/31)	475	406,638
4.15%, 05/01/52 (Call 11/01/51)	713	546,293
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	648	591,404
3.38%, 03/15/25 (Call 12/15/24)	270	260,115
4.38%, 03/15/45 (Call 09/15/44)	95	75,594
5.00%, 10/01/25(b)	962	946,493
Security	Par (000)	Value

Auto Parts & Equipment (continued)
Clarios Global LP, 6.75%, 05/15/25 (Call 08/31/23)(b)	$259	$259,370
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 09/01/23)(b)	660	659,663
6.75%, 05/15/28	575	578,588
8.50%, 05/15/27 (Call 09/01/23)(b)	1,451	1,469,137
Cooper-Standard Automotive Inc., 5.63%, 05/15/27
(Call 01/31/25), (10.625% PIK)(b)	274	164,881
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/31/23)(b)	173	170,839
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	290	247,994
4.50%, 02/15/32 (Call 02/15/27)	250	209,185
5.38%, 11/15/27 (Call 08/11/23)	280	268,372
5.63%, 06/15/28 (Call 08/11/23)(c)	265	252,132
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/31/23)(b)	330	304,960
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)	475	408,490
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	539	517,278
5.00%, 05/31/26 (Call 08/31/23)(c)	645	627,030
5.00%, 07/15/29 (Call 04/15/29)	615	567,005
5.25%, 04/30/31 (Call 01/30/31)	385	348,664
5.25%, 07/15/31 (Call 04/15/31)(c)	460	410,173
5.63%, 04/30/33 (Call 01/30/33)(c)	335	300,026
7.00%, 03/15/28	114	114,715
9.50%, 05/31/25 (Call 08/16/23)	532	545,821
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/23),
(5.50% PIK)(b)(g)	315	291,407
6.00%, 05/15/27 (Call 08/11/23),
(6.75% PIK)(b)(g)	300	287,667
6.38%, 05/15/29 (Call 05/15/24),
(7.13% PIK)(b)(g)	240	223,666
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	430	337,950
3.50%, 05/30/30 (Call 02/28/30)	90	79,502
3.55%, 01/15/52 (Call 07/15/51)	215	146,105
3.80%, 09/15/27 (Call 06/15/27)	242	227,645
4.25%, 05/15/29 (Call 02/15/29)	425	401,476
5.25%, 05/15/49 (Call 11/15/48)	485	429,729
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	525	443,226
4.15%, 10/01/25 (Call 07/01/25)	190	184,456
5.50%, 03/21/33 (Call 12/21/32)	180	184,014
5.98%, 03/21/26 (Call 03/21/24)	43	43,070
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(d)	400	317,232
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)(c)	440	356,743
SK On Co. Ltd., 5.38%, 05/11/26(d)	400	398,220
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	300	288,990
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(b)(c)	504	472,722
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	275	93,231
ZF North America Capital Inc.
4.75%, 04/29/25(b)	795	771,436
6.88%, 04/14/28 (Call 03/14/28)(b)	450	457,114

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
7.13%, 04/14/30 (Call 02/14/30)(b)	$445	$457,812
		22,065,332
Banks — 6.5%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26),
(1-year CMT + 0.800%)(a)(b)	460	405,357
2.47%, 12/13/29 (Call 12/13/28),
(1-year CMT + 1.100%)(a)(b)	700	593,117
3.32%, 03/13/37 (Call 12/13/31),
(5-year CMT + 1.900%)(a)(b)	895	689,517
4.75%, 07/28/25(b)	1,065	1,036,117
4.80%, 04/18/26(b)	1,375	1,324,785
ABQ Finance Co., 2.00%, 07/06/26(d)	400	361,356
ABQ Finance Ltd.
1.88%, 09/08/25(d)	400	368,296
3.13%, 09/24/24(d)	400	386,688
Abu Dhabi Commercial Bank PJSC, 3.50%,
03/31/27(d)	800	752,776
Access Bank PLC, 6.13%, 09/21/26(d)	400	350,172
Agricultural Bank of China Ltd./Hong Kong
1.20%, 10/22/25(d)	400	364,716
2.00%, 03/01/25(d)	200	189,506
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(d)	800	727,856
1.50%, 01/18/25(d)	200	188,926
2.00%, 01/18/27(d)	400	364,836
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(d)	600	543,186
AIB Group PLC, 7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(a)(b)	405	415,202
Akbank TAS
5.13%, 03/31/25(d)	400	384,412
6.80%, 02/06/26(d)	400	390,044
6.80%, 06/22/31 (Call 06/22/26),
(5-year CMT + 6.015%)(a)(d)	400	372,872
Al Rajhi Sukuk Ltd., 4.75%, 04/05/28	400	398,856
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.700%)(a)(b)	300	296,367
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	355	316,003
2.17%, 02/18/25(b)	345	327,440
3.45%, 07/17/27(b)	599	559,214
3.45%, 01/21/28(b)	569	526,587
ASB Bank Ltd.
1.63%, 10/22/26(b)	700	619,983
2.38%, 10/22/31(b)	235	187,756
5.28%, 06/17/32 (Call 06/17/27),
(5-year CMT + 2.250%)(a)(b)	300	288,162
5.35%, 06/15/26(b)	400	397,832
5.40%, 11/29/27(b)	590	591,404
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	400	363,392
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30),
(5-year CMT + 1.700%)(a)(b)	2,385	1,825,336
2.95%, 07/22/30 (Call 07/22/25),
(5-year CMT + 1.288%)(a)(b)	2,594	2,398,646
3.70%, 11/16/25	435	420,410
4.40%, 05/19/26(b)	295	282,457
4.83%, 02/03/25(b)	450	445,869
5.38%, 07/03/25	905	905,760
Security	Par (000)	Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	$1,965	$1,788,012
5.25%, 05/29/33	200	201,256
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(a)	800	792,656
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(d)	800	765,488
4.38%, 03/18/27(d)	200	190,386
Banco de Bogota SA, 6.25%, 05/12/26(d)	800	778,024
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(d)	400	339,668
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(d)	200	191,472
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25),
(5-year CMT + 3.000%)(a)(d)	700	650,076
3.25%, 09/30/31 (Call 09/30/26),
(5-year CMT + 2.450%)(a)(d)	500	443,460
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(d)	200	165,774
3.50%, 10/12/27(c)(d)	400	368,436
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(c)(d)	400	381,528
Banco do Brasil SA, 6.25%, 04/18/30	600	598,116
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	600	552,420
4.63%, 01/15/25(d)	600	586,758
4.88%, 01/11/29(d)	400	379,152
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(d)	400	378,364
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(d)	600	572,982
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(d)	250	232,128
Banco Nacional de Comercio Exterior
SNC/Cayman Islands
2.72%, 08/11/31 (Call 08/11/26), (5-year CMT + 2.000%)(d)	400	337,460
4.38%, 10/14/25(d)	800	778,496
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(d)	800	638,088
Banco Santander Chile
2.70%, 01/10/25 (Call 12/10/24)(c)(d)	650	622,199
3.18%, 10/26/31 (Call 07/28/31)(d)	300	259,050
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand, 5.38%, 04/17/25(d)	1,350	1,337,809
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(a)	1,008	884,006
1.85%, 03/25/26	963	867,933
2.75%, 05/28/25	1,183	1,119,071
2.75%, 12/03/30	1,055	826,888
2.96%, 03/25/31	475	394,226
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(a)	625	497,894
3.31%, 06/27/29	1,428	1,268,878
3.49%, 05/28/30	1,010	886,517
3.80%, 02/23/28	902	830,029

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(a)	$805	$758,350
4.25%, 04/11/27	1,285	1,222,048
4.38%, 04/12/28	405	382,361
5.15%, 08/18/25	205	202,192
5.18%, 11/19/25	940	918,718
5.29%, 08/18/27	405	398,083
5.59%, 08/08/28	1,000	1,000,000
BANCO SANTANDER SA, 6.92%, 08/08/33.	800	800,000
Banco Votorantim SA, 4.38%, 07/29/25(d)	400	384,724
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	600	574,620
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31),
(5-year CMT + 2.150%)(a)(d)	800	655,208
3.73%, 09/25/34 (Call 09/25/29),
(5-year CMT + 1.900%)(a)(d)	1,000	861,380
4.30%, 06/15/27 (Call 05/15/27)(d)	200	194,476
4.45%, 09/19/28(d)	500	483,805
9.03%, 03/15/29(b)	400	447,040
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(d)	200	181,874
4.75%, 05/13/25(d)	600	590,346
Bank Muscat SAOG, 4.75%, 03/17/26(d)	400	387,096
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(d)	600	556,242
4.30%, (Call 03/24/27),
(5-year CMT + 3.466%)(a)(d)(e)	200	166,826
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24),
(1-day SOFR + 0.910%)(a)	1,357	1,282,121
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(a)	2,128	1,927,819
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(a)	2,184	2,008,537
1.53%, 12/06/25 (Call 12/06/24),
(1-day SOFR + 0.650%)(a)	1,608	1,510,925
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(a)	3,622	3,245,928
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(a)	1,582	1,259,921
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(a)	1,665	1,320,062
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 1.902%)(a)	1,390	1,312,118
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(a)	1,343	1,152,777
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(a)	2,335	1,865,268
2.46%, 10/22/25 (Call 10/22/24),
(3-mo. SOFR + 1.132%)(a)	971	933,481
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)	2,825	2,163,724
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(a)	2,523	2,115,611
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(a)	1,903	1,724,765
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(a)	1,708	1,386,896
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(a)	2,398	2,016,023
Security	Par (000)	Value

Banks (continued)
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(a)	$4,057	$2,872,275
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(a)	3,040	2,517,059
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(a)	840	557,500
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(a)	1,527	1,321,771
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(a)	2,410	2,012,856
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(a)	1,174	803,908
3.09%, 10/01/25 (Call 10/01/24),
(3-mo. SOFR + 1.352%)(a)	1,020	987,431
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(a)	1,943	1,721,032
3.25%, 10/21/27 (Call 10/21/26)	1,498	1,405,768
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(a)	2,372	1,827,318
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 1.072%)(a)	1,520	1,466,982
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(a)	1,860	1,790,231
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(a)	4,265	3,925,250
3.50%, 04/19/26	1,506	1,446,362
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(a)	1,812	1,719,860
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(a)	1,676	1,563,624
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(a)	1,389	1,304,132
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(a)	1,917	1,812,428
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(a)	755	650,916
3.88%, 08/01/25	1,226	1,195,350
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(a)	1,303	1,053,176
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(a)	1,636	1,538,985
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.210%)(a)	2,666	2,479,087
4.00%, 01/22/25	1,212	1,180,864
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(a)	1,332	1,145,587
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(a)	3,877	3,232,798
4.20%, 08/26/24	2,133	2,097,294
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(a)	2,057	1,819,273
4.25%, 10/22/26	1,408	1,360,663
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(a)	2,060	1,957,309
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(a)	1,846	1,615,287
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(a)	1,720	1,656,738
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 1.252%)(a)	2,024	1,799,498

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.45%, 03/03/26	$1,241	$1,208,176
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(a)	2,628	2,469,584
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(a)	1,870	1,848,439
4.88%, 04/01/44	365	349,988
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(a)	1,825	1,794,869
5.00%, 01/21/44	1,475	1,422,062
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(a)	3,805	3,714,137
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(a)	2,170	2,147,584
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(a)	2,550	2,531,844
5.29%, 04/25/34	3,105	3,079,943
5.88%, 02/07/42	1,199	1,280,436
6.11%, 01/29/37	1,932	2,030,493
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(a)	1,445	1,486,226
6.22%, 09/15/26	530	542,386
7.75%, 05/14/38	1,450	1,737,941
Series L, 3.95%, 04/21/25	1,282	1,243,476
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,595	1,521,614
Series L, 4.75%, 04/21/45	790	723,442
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(a)	1,899	1,712,651
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(a)	2,362	1,955,736
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(1-day SOFR + 1.650%)(a)	945	708,835
Bank of America NA, 6.00%, 10/15/36	1,360	1,446,414
Bank of China Ltd.
3.50%, 04/20/27(d)	200	191,152
5.00%, 11/13/24(d)	2,200	2,172,566
Bank of China Ltd./Hong Kong
1.25%, 06/24/25(d)	400	369,684
2.38%, 01/16/25(d)	800	765,328
3.88%, 06/30/25(d)	800	777,152
Bank of China Ltd./London, 1.00%, 11/02/24(d)	400	377,608
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	1,600	1,446,192
Bank of China Ltd./Sydney, 0.75%, 09/29/24(d)	200	189,010
Bank of Communications Co. Ltd.
2.38%, 03/21/25(d)	400	380,932
3.80%, (Call 11/18/25),
(5-year CMT + 3.345%)(a)(d)(e)	2,000	1,924,460
Bank of Communications Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	800	732,664
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26),
(5-year CMT + 1.400%)(a)(d)	850	771,613
Bank of East Asia Ltd. (The)
4.00%, 05/29/30 (Call 05/29/25),
(5-year CMT + 3.750%)(a)(d)	600	558,498
4.88%, 04/22/32 (Call 04/22/27),
(5-year CMT + 2.300%)(a)(d)	250	227,820
6.75%, 03/15/27 (Call 03/15/26),
(1-year CMT + 2.100%)(a)(d)	500	498,985
Bank of Ireland Group PLC, 6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(b)	890	887,143
Security	Par (000)	Value

Banks (continued)
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(a)	$1,625	$1,455,074
1.25%, 09/15/26	1,455	1,290,818
1.50%, 01/10/25	65	61,342
1.85%, 05/01/25	672	631,156
2.65%, 03/08/27	605	554,676
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(a)	470	368,330
3.70%, 06/07/25	305	295,234
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)	661	586,254
5.20%, 12/12/24	15	14,924
5.20%, 02/01/28 (Call 01/01/28)	1,310	1,311,402
5.30%, 06/05/26	380	380,027
Series H, 4.25%, 09/14/24.	195	192,135
Series H, 4.70%, 09/14/27 (Call 08/14/27)	680	667,685
Bank of New York Mellon (The), 5.15%, 05/22/26.	250	249,308
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	230	207,110
1.05%, 10/15/26 (Call 09/15/26)	532	468,979
1.60%, 04/24/25 (Call 03/24/25)	1,315	1,234,377
1.65%, 07/14/28 (Call 05/14/28)	585	501,988
1.65%, 01/28/31 (Call 10/28/30)	225	180,306
1.80%, 07/28/31 (Call 04/28/31)(c)	460	367,738
2.05%, 01/26/27 (Call 12/26/26)	385	348,059
2.10%, 10/24/24	1,235	1,186,304
2.45%, 08/17/26 (Call 05/17/26)	524	486,822
2.50%, 01/26/32 (Call 10/26/31)	410	335,597
2.80%, 05/04/26 (Call 02/04/26)	497	467,458
3.00%, 10/30/28 (Call 07/30/28)	613	554,354
3.25%, 09/11/24 (Call 08/11/24)	861	838,648
3.25%, 05/16/27 (Call 02/16/27)	708	664,239
3.30%, 08/23/29 (Call 05/23/29)	663	595,573
3.35%, 04/25/25 (Call 03/25/25)	570	549,241
3.40%, 01/29/28 (Call 10/29/27)	814	763,866
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)	921	867,389
3.85%, 04/28/28	740	709,468
3.85%, 04/26/29 (Call 02/26/29)	530	502,493
3.95%, 11/18/25 (Call 10/18/25)	545	527,298
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)	652	627,120
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(a)	270	251,915
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(a)	165	162,030
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(a)	580	566,422
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(a)	105	101,985
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(a)	550	524,007
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(a)	815	805,627
4.97%, 04/26/34	740	719,243
5.22%, 11/21/25 (Call 11/21/24),
(1-day SOFR + 0.800%)(a)	465	462,619
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(a)	330	336,782

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	$630	$652,012
Series G, 3.00%, 02/24/25 (Call 01/24/25)	695	670,036
Series J, 0.85%, 10/25/24 (Call 09/25/24)	300	283,356
Series J, 1.90%, 01/25/29 (Call 11/25/28)	510	432,970
Bank of New Zealand
2.00%, 02/21/25(b)	1,011	952,888
2.29%, 01/27/27(b)	555	501,970
4.85%, 02/07/28(b)	380	372,598
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,080	968,857
1.30%, 06/11/25	575	532,732
1.30%, 09/15/26	1,060	939,955
1.35%, 06/24/26	705	630,489
1.45%, 01/10/25	500	471,175
1.95%, 02/02/27	935	837,292
2.15%, 08/01/31	860	687,192
2.20%, 02/03/25	983	934,617
2.45%, 02/02/32	540	441,196
2.70%, 08/03/26	945	876,988
3.45%, 04/11/25	563	543,368
4.50%, 12/16/25	1,105	1,071,353
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(a)	285	246,491
4.75%, 02/02/26	530	522,924
4.85%, 02/01/30	535	519,041
5.25%, 12/06/24	388	386,173
5.25%, 06/12/28	420	419,374
5.45%, 06/12/25	420	418,832
Bank of the Philippine Islands, 2.50%, 09/10/24(d)	200	192,442
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	730	690,507
5.13%, 06/11/30 (Call 03/11/30)	455	370,252
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	740	686,587
1.60%, 10/04/26(b)	555	490,448
2.38%, 11/21/24(b)	793	755,975
4.52%, 07/13/25(b)	300	292,674
4.75%, 07/13/27(b)	300	291,705
4.93%, 01/26/26(b)	1,000	981,470
5.79%, 07/13/28(b)	600	607,002
5.90%, 07/13/26(b)	600	602,688
Banque Saudi Fransi, 4.75%, 05/31/28	200	197,796
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(a)	1,350	1,201,338
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(a)	688	556,750
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(a)	260	206,827
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(a)	1,795	1,695,360
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(a)	455	362,312
3.33%, 11/24/42 (Call 11/24/41),
(1-year CMT + 1.300%)(a)	1,095	778,808
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(a)	1,455	1,170,067
3.65%, 03/16/25	1,110	1,072,138

Security	Par (000)	Value

Banks (continued)
3.81%, 03/10/42 (Call 03/10/41),
(1-year CMT + 1.700%)(a)	$270	$192,683
4.34%, 01/10/28 (Call 01/10/27)	1,144	1,084,215
4.38%, 09/11/24	1,419	1,387,427
4.38%, 01/12/26	2,299	2,221,363
4.84%, 05/09/28 (Call 05/07/27)	1,538	1,430,848
4.95%, 01/10/47	1,202	1,094,012
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(a)	1,100	1,054,779
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(a)	1,365	1,262,680
5.20%, 05/12/26	1,730	1,684,259
5.25%, 08/17/45	995	934,504
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(a)	635	625,443
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(a)	1,045	1,028,458
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(a)	400	390,976
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(a)	1,265	1,257,625
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(a)	950	958,597
7.12%, 06/27/34 (Call 06/27/33),
(1-day SOFR + 3.570%)(a)	1,240	1,254,632
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(a)	910	933,542
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(a)	910	957,056
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(a)	1,385	1,508,265
BBVA Bancomer SA, 8.45%, 06/29/38
(Call 06/29/33)(a)(b)	400	407,460
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(d)	400	367,924
BDO Unibank Inc., 2.13%, 01/13/26(d)	400	369,216
BNG Bank NV
1.50%, 10/16/24(b)(c)	1,080	1,029,726
2.38%, 03/16/26(b)	265	249,384
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26),
(1-day SOFR + 1.004%)(a)(b)	1,635	1,463,685
1.68%, 06/30/27 (Call 06/30/26),
(1-day SOFR + 0.912%)(a)(b)	1,005	895,093
1.90%, 09/30/28 (Call 09/30/27),
(1-day SOFR + 1.609%)(a)(b)	2,325	1,993,083
2.16%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.218%)(a)(b)	505	424,069
2.22%, 06/09/26 (Call 06/09/25),
(1-day SOFR + 2.074%)(a)(b)	1,945	1,818,789
2.59%, 01/20/28 (Call 01/20/27),
(1-day SOFR + 1.228%)(a)(b)	325	292,344
2.59%, 08/12/35 (Call 08/12/30),
(5-year CMT + 2.050%)(a)(b)	2,100	1,623,951
2.82%, 11/19/25 (Call 11/19/24),
(3-mo. SOFR + 1.373%)(a)(b)	2,160	2,068,394
2.82%, 01/26/41(b)(c)	465	309,695
2.87%, 04/19/32 (Call 04/19/31),
(1-day SOFR + 1.387%)(a)(b)	893	737,180
3.05%, 01/13/31 (Call 01/13/30),
(1-day SOFR + 1.507%)(a)(b)	2,095	1,793,886

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.13%, 01/20/33 (Call 01/20/32),
(1-day SOFR + 1.561%)(a)(b)	$1,133	$939,438
3.38%, 01/09/25(b)	1,353	1,307,309
3.50%, 11/16/27(b)	390	361,280
4.25%, 10/15/24	1,433	1,401,861
4.38%, 09/28/25(b)	565	545,298
4.38%, 05/12/26(b)	1,215	1,168,757
4.38%, 03/01/33 (Call 03/01/28),
(5-year USD Swap + 1.483%)(a)(b)	923	838,444
4.40%, 08/14/28(b)	800	759,272
4.63%, 03/13/27(b)	405	389,489
5.13%, 01/13/29 (Call 01/13/28),
(1-year CMT + 1.450%)(a)(b)	2,095	2,058,924
5.20%, 01/10/30 (Call 01/10/29),
(3-mo. SOFR + 2.828%)(a)(b)	1,023	994,366
5.34%, 06/12/29 (Call 06/12/28)(a)(b)	800	793,336
BOS Funding Ltd.
4.00%, 09/18/24(d)	400	388,008
7.00%, 03/14/28	200	206,006
Boubyan Sukuk Ltd., 2.59%, 02/18/25(d)	1,000	957,290
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26), (5-year USD Swap + 2.896%)(a)(d)(e)	400	365,472
BPCE SA
1.00%, 01/20/26(b)	715	639,553
1.63%, 01/14/25(b)	1,013	951,582
1.65%, 10/06/26 (Call 10/06/25),
(1-day SOFR + 1.520%)(a)(b)	1,690	1,531,596
2.05%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.087%)(a)(b)	900	795,897
2.28%, 01/20/32 (Call 01/20/31),
(1-day SOFR + 1.312%)(a)(b)	695	540,279
2.38%, 01/14/25(b)	990	934,619
2.70%, 10/01/29(b)	681	584,223
3.12%, 10/19/32 (Call 10/19/31),
(1-day SOFR + 1.730%)(a)(b)	765	595,606
3.25%, 01/11/28(b)	600	544,764
3.38%, 12/02/26	1,711	1,599,614
3.50%, 10/23/27(b)	555	509,545
3.58%, 10/19/42 (Call 10/19/41),
(1-day SOFR + 1.952%)(a)(b)	505	337,552
4.50%, 03/15/25(b)	960	926,534
4.63%, 09/12/28(b)	441	419,232
4.75%, 07/19/27(b)	1,640	1,594,605
4.88%, 04/01/26(b)	600	577,842
5.03%, 01/15/25(b)	100	98,407
5.13%, 01/18/28(b)(c)	1,430	1,409,251
5.75%, 07/19/33 (Call 07/19/32),
(1-day SOFR + 2.865%)(a)(b)	620	609,243
5.98%, 01/18/27 (Call 01/18/26),
(1-day SOFR + 2.10%)(a)(b)	1,000	996,080
BSF Finance, 5.50%, 11/23/27(d)	600	607,830
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26), (5-year CMT + 2.229%)(a)(d)	600	457,572
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3-mo. LIBOR US + 2.470%)(a)	270	247,320
CaixaBank SA, 6.20%, 01/18/29 (Call 01/18/28), (1-day SOFR + 2.700%)(a)(b)	665	667,460
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	375	340,433
1.00%, 10/18/24	550	519,887
Security	Par (000)	Value

Banks (continued)
1.25%, 06/22/26	$1,128	$1,006,311
2.25%, 01/28/25	950	904,932
3.30%, 04/07/25	111	107,047
3.45%, 04/07/27	85	79,829
3.60%, 04/07/32 (Call 03/07/32)	250	224,868
3.95%, 08/04/25	460	447,065
5.00%, 04/28/28	480	473,146
5.14%, 04/28/25	480	477,413
5.61%, 07/17/26	250	250,840
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1-day SOFR + 0.911%)(a)	315	296,525
CBQ Finance Ltd.
2.00%, 09/15/25(d)	400	369,592
2.00%, 05/12/26(d)	600	543,390
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25),
(5-year CMT + 2.150%)(a)(d)	1,800	1,696,644
2.85%, 01/21/32 (Call 01/21/27),
(5-year CMT + 1.400%)(a)(d)	1,600	1,493,376
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(d)	1,000	920,850
1.46%, 04/22/26(d)	600	543,522
China Development Bank
3.38%, 01/24/27(d)	800	770,480
4.00%, 01/24/37(d)	400	370,988
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(d)	200	189,576
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	1,000	913,440
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(d)	200	177,180
CIMB Bank Bhd
2.13%, 07/20/27(d)	600	537,576
6.32%, 10/09/24,
(3-mo. LIBOR US + 0.780%)(a)(d)	200	200,162
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(a)	1,750	1,564,062
1.28%, 11/03/25 (Call 11/03/24),
(1-day SOFR + 0.528%)(a)	568	535,039
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(a)	2,050	1,826,263
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(a)	995	939,419
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(a)	400	322,068
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)	1,564	1,275,505
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)	2,470	2,060,672
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)	1,570	1,328,958
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(a)	500	353,910
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)	1,279	1,109,596
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(a)	1,666	1,390,594
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(a)	1,530	1,412,006

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(a)	$2,147	$2,055,731
3.20%, 10/21/26 (Call 07/21/26)	2,267	2,126,763
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(a)	840	806,820
3.30%, 04/27/25	348	336,300
3.40%, 05/01/26	1,802	1,714,315
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(a)	2,198	2,038,975
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(a)	1,556	1,454,113
3.70%, 01/12/26	1,552	1,491,953
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(a)	1,920	1,697,338
3.88%, 03/26/25	897	870,323
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(a)	692	579,612
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(a)	1,734	1,643,659
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)	1,790	1,659,956
4.00%, 08/05/24	1,335	1,311,411
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(a)	1,479	1,396,694
4.13%, 07/25/28	1,190	1,120,254
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(a)	1,336	1,160,209
4.30%, 11/20/26	843	809,769
4.40%, 06/10/25	2,234	2,177,659
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)	2,778	2,612,376
4.45%, 09/29/27	1,916	1,842,023
4.60%, 03/09/26	1,460	1,424,770
4.65%, 07/30/45	751	670,906
4.65%, 07/23/48 (Call 06/23/48)	2,276	2,052,611
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(a)	985	961,094
4.75%, 05/18/46	2,095	1,802,559
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(a)	1,280	1,239,654
5.30%, 05/06/44	1,227	1,142,644
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(a)	1,503	1,461,968
5.50%, 09/13/25	1,407	1,399,233
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(a)	2,325	2,319,745
5.88%, 02/22/33	651	662,458
5.88%, 01/30/42	941	987,363
6.00%, 10/31/33	855	880,667
6.13%, 08/25/36	925	955,599
6.17%, 05/25/34	660	669,590
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)	1,625	1,722,565
6.63%, 01/15/28	121	127,498
6.63%, 06/15/32	1,074	1,134,337
6.68%, 09/13/43	1,171	1,266,483
8.13%, 07/15/39	1,357	1,722,888
Security	Par (000)	Value

Banks (continued)
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	$584	$539,785
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(a)	320	300,010
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)	555	514,818
6.06%, 10/24/25 (Call 10/24/24),
(1-day SOFR + 1.450%)(a)	275	266,613
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	685	550,144
2.64%, 09/30/32 (Call 07/02/32)	375	277,714
2.85%, 07/27/26 (Call 04/27/26)	510	465,916
3.25%, 04/30/30 (Call 01/30/30)	1,315	1,112,714
4.30%, 12/03/25 (Call 11/03/25)	90	84,740
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(a)	395	355,840
Comerica Bank
4.00%, 07/27/25	45	41,800
5.33%, 08/25/33 (Call 08/25/32),
(1-day SOFR + 2.610%)(a)	35	30,582
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(c)	805	706,114
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(e)	400	394,236
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26), (5-year CMT + 3.874%)(a)(d)(e)	400	363,000
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	1,510	1,347,615
1.88%, 09/15/31(b)	1,105	887,028
2.30%, 03/14/25(b)	980	934,685
2.55%, 03/14/27(b)	980	898,680
2.63%, 09/06/26(b)	650	601,828
2.69%, 03/11/31(b)	1,165	916,634
2.85%, 05/18/26(b)	405	380,955
3.15%, 09/19/27(b)	545	508,545
3.31%, 03/11/41(b)	705	487,620
3.61%, 09/12/34 (Call 09/12/29),
(5-year CMT + 2.050%)(a)(b)	2,520	2,134,264
3.74%, 09/12/39(b)	1,545	1,162,983
3.78%, 03/14/32(b)	565	472,493
3.90%, 03/16/28(b)(c)	685	657,127
3.90%, 07/12/47(b)	860	732,273
4.32%, 01/10/48(b)	675	502,612
4.50%, 12/09/25(b)	200	193,966
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	500	498,105
5.32%, 03/13/26	665	667,507
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25),
(1-year CMT + 0.730%)(a)(b)	268	241,329
1.11%, 02/24/27 (Call 02/24/26),
(1-year CMT + 0.550%)(a)(b)	2,420	2,153,727
1.34%, 06/24/26 (Call 06/24/25),
(1-year CMT + 1.000%)(a)(b)	593	544,973
1.98%, 12/15/27 (Call 12/15/26),
(1-year CMT + 0.730%)(a)(b)	1,458	1,283,696
3.65%, 04/06/28 (Call 04/06/27),
(1-year CMT + 1.220%)(a)(b)	200	185,992
3.75%, 07/21/26	852	804,109
3.76%, 04/06/33 (Call 04/06/32),
(1-year CMT + 1.420%)(a)(b)	460	402,615

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 08/04/25	$690	$669,997
4.66%, 08/22/28 (Call 08/22/27),
(1-year CMT + 1.750%)(a)(b)	915	886,992
5.25%, 05/24/41	1,262	1,308,732
5.25%, 08/04/45	981	919,393
5.50%, 07/18/25	500	501,050
5.56%, 02/28/29 (Call 02/28/28),
(1-year CMT + 1.400%)(a)(b)	1,135	1,125,194
5.75%, 12/01/43	835	836,186
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	820	773,080
3.38%, 05/21/25	659	635,586
Corp. Financiera de Desarrollo SA, 4.75%,
07/15/25(d)	200	196,100
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	400	379,988
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 0.891%)(a)(b)	1,030	920,686
2.02%, 01/11/27(b)	500	448,665
2.81%, 01/11/41(b)	45	30,018
3.25%, 01/14/30(b)	723	624,860
4.00%, 01/10/33 (Call 01/10/28),
(5-year USD Swap + 1.644%)(a)(b)	1,020	917,480
4.38%, 03/17/25(b)	965	936,513
5.30%, 07/12/28(b)	1,820	1,819,436
5.51%, 07/05/33(b)	495	498,757
5.59%, 07/05/26(b)	500	500,275
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25),
(1-day SOFR + 1.676%)(a)(b)	1,475	1,370,983
2.38%, 01/22/25(b)	250	237,943
3.25%, 10/04/24(b)	2,044	1,984,765
4.13%, 01/10/27(b)	575	548,510
Credit Suisse AG, 7.95%, 01/09/25	600	613,032
Credit Suisse AG/New York NY
1.25%, 08/07/26	1,430	1,245,358
2.95%, 04/09/25	1,690	1,601,241
3.63%, 09/09/24	1,493	1,448,643
3.70%, 02/21/25	815	783,386
5.00%, 07/09/27	965	931,003
7.50%, 02/15/28	555	587,839
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31),
(1-day SOFR + 1.730%)(a)(b)	1,115	919,964
4.19%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.730%)(a)(b)	1,830	1,654,576
6.54%, 08/12/33 (Call 08/12/32),
(1-day SOFR + 3.920%)(a)(b)	2,110	2,203,621
9.02%, 11/15/33 (Call 11/15/32),
(1-day SOFR + 5.020%)(a)(b)	1,440	1,749,773
Dah Sing Bank Ltd., 3.00%, 11/02/31
(Call 11/02/26), (5-year CMT + 1.950%)(a)(d)	250	217,598
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24),
(1-year CMT + 0.550%)(a)(b)	995	936,315
1.55%, 09/10/27 (Call 09/10/26),
(1-year CMT + 0.730%)(a)(b)	430	376,168
1.62%, 09/11/26 (Call 09/11/25),
(1-year CMT + 1.350%)(a)(b)	662	599,229
Security	Par (000)	Value

Banks (continued)
3.24%, 12/20/25 (Call 12/20/24),
(3-mo. LIBOR US + 1.591%)(a)(b)	$911	$870,178
4.30%, 04/01/28 (Call 04/01/27),
(1-year CMT + 1.750%)(a)(b)	980	924,081
4.38%, 06/12/28(b)	270	251,303
6.46%, 01/09/26 (Call 01/09/25),
(1-year CMT + 2.100%)(a)(b)	970	973,308
DBS Group Holdings Ltd.
1.17%, 11/22/24(b)	210	198,792
1.19%, 03/15/27(b)	35	30,869
1.82%, 03/10/31 (Call 03/10/26),
(5-year CMT + 1.100%)(a)(d)	600	540,822
3.30%, (Call 02/27/25),
(5-year CMT + 1.915%)(a)(d)(e)	400	379,272
Deutsche Bank AG
4.10%, 01/13/26(c)	835	804,314
4.50%, 04/01/25	2,225	2,142,541
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(a)	390	388,128
7.08%, 02/10/34 (Call 11/10/32),
(1-day SOFR + 3.650%)(a)	455	436,723
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(a)	530	540,520
Deutsche Bank AG/New York NY
1.69%, 03/19/26	1,045	950,636
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(a)	1,359	1,231,648
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(a)	1,130	992,547
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(a)	1,375	1,210,454
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(a)	313	250,140
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(a)	1,625	1,361,571
3.73%, 01/14/32 (Call 10/14/30),
(1-day SOFR + 2.757%)(a)	720	561,787
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(a)	1,045	795,120
3.96%, 11/26/25 (Call 11/26/24),
(1-day SOFR + 2.581%)(a)	1,890	1,820,713
4.10%, 01/13/26	677	641,248
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(a)	799	698,590
5.37%, 09/09/27	750	743,820
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(a)	295	267,199
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(a)	490	499,251
Development Bank of Kazakhstan JSC, 5.75%, 05/12/25(d)	200	201,108
Development Bank of the Philippines, 2.38%, 03/11/31(d)	200	162,210
Dexia Credit Local SA
1.13%, 04/09/26(b)	409	369,679
1.63%, 10/16/24(b)	715	682,346
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	800	730,360
2.95%, 02/20/25(d)	600	573,870
2.95%, 01/16/26(d)	1,000	944,370

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.80%, 08/16/28(d)	$600	$594,540
5.49%, 11/30/27(d)	1,200	1,219,476
DIB Tier 1 Sukuk 3 Ltd., 6.25%,
(Call 01/22/25)(a)(d)(e)	600	599,550
DIB Tier 1 Sukuk 4 Ltd., 4.63%,
(Call 05/19/26)(a)(d)(e)	800	755,560
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(a)(d)	200	180,446
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,480	1,413,977
2.70%, 02/06/30 (Call 11/06/29)	100	81,061
3.45%, 07/27/26 (Call 04/27/26)	310	285,814
4.25%, 03/13/26	220	208,837
4.65%, 09/13/28 (Call 06/13/28)	994	920,414
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26),
(1-year CMT + 0.720%)(a)(b)	1,665	1,473,925
5.90%, 10/09/26 (Call 10/09/25),
(1-day SOFR + 1.950%)(a)(b)	1,070	1,070,214
Doha Finance Ltd., 2.38%, 03/31/26(d)	400	366,376
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	780	834,054
Dukhan Tier 1 Sukuk Ltd., 3.95%, (Call 07/14/26), (5-year CMT + 3.081%)(a)(d)(e)	200	186,370
EI Sukuk Co. Ltd.
1.83%, 09/23/25(d)	600	556,122
2.08%, 11/02/26(d)	200	182,406
Emirates Development Bank PJSC, 1.64%, 06/15/26(d)	600	541,422
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	1,000	914,340
2.63%, 02/18/25(d)	300	285,996
4.25%, (Call 02/27/27)(a)(d)(e)	400	356,848
5.63%, 10/21/27(d)	200	204,670
6.13%, (Call 03/20/25)(a)(d)(e)	800	792,736
6.13%, (Call 07/09/26)(a)(d)(e)	600	597,072
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(d)	600	549,264
2.50%, 01/21/25(d)	400	382,320
4.58%, 01/17/28(d)	400	395,488
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/25(b)	1,011	952,736
4.40%, 08/23/25(b)	500	485,800
4.55%, 08/23/27(b)	375	363,064
5.28%, 01/23/26 (Call 01/23/25),
(1-day SOFR + 1.094%)(a)(b)	845	834,514
5.70%, 03/14/28(b)	365	367,394
Fifth Third Bancorp, 6.34%, 07/27/29
(Call 07/27/28), (1-day SOFR + 2.340%)(a)	120	122,216
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(a)	535	463,444
2.38%, 01/28/25 (Call 12/28/24)	981	930,734
2.55%, 05/05/27 (Call 04/05/27)	852	765,778
3.95%, 03/14/28 (Call 02/14/28)	488	456,358
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(a)	380	354,164
4.34%, 04/25/33 (Call 04/25/32),
(1-day SOFR + 1.660%)(a)(c)	210	188,987
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(a)	415	390,407
Security	Par (000)	Value

Banks (continued)
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(a)	$675	$685,962
8.25%, 03/01/38	870	1,018,091
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	650	576,543
3.85%, 03/15/26 (Call 02/15/26)	913	855,563
3.95%, 07/28/25 (Call 06/28/25)	595	572,551
5.85%, 10/27/25 (Call 10/27/24),
(1-day SOFR + 1.230%)(a)	470	463,678
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(d)	600	583,350
4.50%, (Call 04/05/26),
(5-year CMT + 4.138%)(a)(d)(e)	600	566,964
5.13%, 10/13/27(d)	800	807,656
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(a)	10	9,177
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	365	328,912
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(c)	350	329,021
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24),
(3-mo. SOFR + 1.715%)(a)	343	326,584
6.13%, 03/09/28	230	230,430
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	5	4,878
Freedom Mortgage Corp.
6.63%, 01/15/27(b)	465	407,442
7.63%, 05/01/26	480	440,381
8.13%, 11/15/24 (Call 08/31/23)(b)	413	411,063
8.25%, 04/15/25 (Call 08/31/23)(b)	395	390,375
Goldman Sachs Capital I, 6.35%, 02/15/34.	1,259	1,267,700
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(a)	528	489,873
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(a)	1,575	1,415,389
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(a)	1,723	1,544,411
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(a)	2,059	1,818,015
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(a)	3,090	2,755,878
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)	1,942	1,527,674
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(a)	2,358	1,884,160
2.60%, 02/07/30 (Call 11/07/29)	978	830,566
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(a)	2,187	1,793,034
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(a)	2,450	2,219,112
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(a)	1,885	1,530,375
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(a)	1,015	714,337
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)	2,228	1,877,045
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(a)	1,463	1,083,893
3.27%, 09/29/25 (Call 09/29/24),
(3-mo. SOFR + 1.201%)(a)	1,667	1,617,007

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(a)	$1,465	$1,116,037
3.50%, 01/23/25 (Call 10/23/24)	1,123	1,087,895
3.50%, 04/01/25 (Call 03/01/25)	2,360	2,275,630
3.50%, 11/16/26 (Call 11/16/25)	1,944	1,833,581
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(a)	785	737,515
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.510%)(a)	1,753	1,651,273
3.75%, 05/22/25 (Call 02/22/25)	1,959	1,896,743
3.75%, 02/25/26 (Call 11/25/25)	1,371	1,316,283
3.80%, 03/15/30 (Call 12/15/29)	1,456	1,336,390
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.158%)(a)	1,765	1,643,921
3.85%, 01/26/27 (Call 01/26/26)	1,959	1,869,199
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.373%)(a)	2,382	2,020,746
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.301%)(a)	2,222	2,107,011
4.25%, 10/21/25	1,325	1,283,925
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(a)	720	700,740
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.430%)(a)	1,549	1,367,442
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(a)	1,660	1,607,461
4.75%, 10/21/45 (Call 04/21/45)	1,248	1,146,350
4.80%, 07/08/44 (Call 01/08/44)	1,676	1,539,138
5.15%, 05/22/45	1,803	1,693,414
5.70%, 11/01/24	885	884,203
5.95%, 01/15/27	686	696,599
6.13%, 02/15/33	1,383	1,488,952
6.25%, 02/01/41	2,160	2,318,371
6.45%, 05/01/36	933	982,281
6.75%, 10/01/37	4,160	4,511,811
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(d)	800	647,472
Gulf International Bank BSC, 2.38%, 09/23/25(d)	400	370,840
Hana Bank
1.25%, 12/16/26(d)	400	347,568
3.25%, 03/30/27(d)	600	563,238
4.25%, 10/14/24(d)	200	195,194
HDFC Bank Ltd./Gift City, 5.69%, 03/02/26(d)	600	601,320
HSBC Bank USA NA/New York NY
5.63%, 08/15/35	645	617,587
5.88%, 11/01/34	180	178,283
7.00%, 01/15/39	315	344,878
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(a)	1,780	1,583,951
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(a)	1,680	1,559,594
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(a)	1,294	1,117,783
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(a)	1,125	1,048,140
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(a)	695	585,044
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(a)	1,840	1,644,058
Security	Par (000)	Value

Banks (continued)
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(a)	$720	$578,311
2.63%, 11/07/25 (Call 11/07/24),
(3-mo. SOFR + 1.402%)(a)	1,790	1,711,902
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(a)	1,875	1,522,069
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(a)	699	583,679
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(a)	1,483	1,197,389
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(a)	520	496,350
3.90%, 05/25/26	1,215	1,161,491
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(a)	2,258	2,040,622
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(a)	1,000	943,030
4.18%, 12/09/25 (Call 12/09/24),
(1-day SOFR + 1.510%)(a)	645	628,720
4.25%, 08/18/25	660	637,362
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(a)	1,128	1,089,817
4.30%, 03/08/26	1,845	1,789,890
4.38%, 11/23/26	1,225	1,165,355
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(a)	1,999	1,888,195
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(a)	1,125	1,084,117
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(a)	1,120	1,015,918
4.95%, 03/31/30	1,530	1,496,294
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(a)	850	832,719
5.25%, 03/14/44	915	836,520
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(a)	1,435	1,399,283
6.10%, 01/14/42	980	1,050,119
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(a)	1,735	1,757,781
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)	2,630	2,710,636
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(a)	1,875	1,960,219
6.50%, 05/02/36	1,699	1,696,832
6.50%, 09/15/37	2,455	2,497,823
6.55%, 06/20/34 (Call 06/20/33),
(1-day SOFR + 2.980%)(a)	825	824,076
6.80%, 06/01/38	1,599	1,619,851
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(a)	1,775	1,834,835
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(a)	1,600	1,690,528
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(a)	1,620	1,793,988
HSBC USA Inc., 5.63%, 03/17/25.	200	200,022
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	767	578,341
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(a)	470	444,808

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(a)	$590	$555,662
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	644	529,091
2.63%, 08/06/24 (Call 07/06/24)	1,276	1,233,228
4.00%, 05/15/25 (Call 04/15/25)	565	544,683
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(a)	490	465,593
5.65%, 01/10/30 (Call 11/10/29)	85	83,477
5.70%, 11/18/25 (Call 11/18/24),
(1-day SOFR + 1.215%)(a)	510	501,707
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(d)	700	658,336
4.00%, 03/18/26(d)	200	192,468
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26),
(5-year CMT + 2.368%)(a)(d)(e)	4,200	3,919,230
4.50%, 01/19/26(d)	400	393,312
4.88%, 09/21/25(d)	600	589,560
Industrial & Commercial Bank of China
Ltd./Hong Kong
1.20%, 07/20/25(d)	400	368,472
1.63%, 10/28/26(d)	1,800	1,610,388
2.95%, 06/01/25(d)	200	191,254
6.29%, 09/16/24,
(3-mo. LIBOR US + 0.780%)(a)(d)	600	600,510
Industrial & Commercial Bank of China
Ltd./Singapore
1.00%, 10/28/24(d)	1,800	1,702,080
1.20%, 09/09/25(d)	800	733,096
Industrial & Commercial Bank of China Macau Ltd.,
2.88%, 09/12/29 (Call 09/12/24),
(5-year CMT + 1.650%)(a)(d)	3,000	2,898,840
Industrial Bank Co. Ltd./Hong Kong, 3.25%, 05/18/25(d)	600	578,664
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25),
(1-year CMT + 1.100%)(a)(b)	765	700,709
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(a)	450	403,799
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(a)	733	605,956
3.95%, 03/29/27	1,103	1,053,608
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(a)	250	236,048
4.05%, 04/09/29	648	606,418
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(a)	231	210,785
4.55%, 10/02/28	788	759,766
4.63%, 01/06/26(b)	1,585	1,549,448
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(d)	750	714,847
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	1,219	1,108,095
3.88%, 01/12/28(b)	490	442,906
4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(b)	541	416,116
4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(a)(b)	540	363,782
Security	Par (000)	Value

Banks (continued)
5.71%, 01/15/26(b)	$1,290	$1,245,263
6.63%, 06/20/33(b)	600	601,770
7.00%, 11/21/25(b)	200	203,024
8.25%, 11/21/33 (Call 11/21/32),
(1-year CMT + 4.400%)(a)(b)	305	324,160
Series XR, 3.25%, 09/23/24(b)	1,080	1,041,682
Series XR, 4.00%, 09/23/29(b)	760	663,951
Series XR, 4.70%, 09/23/49(b)	880	645,568
Itau Unibanco Holding SA/Cayman Island, 3.25%, 01/24/25(d)	400	384,104
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24),
(1-day SOFR + 0.490%)(a)	1,065	1,008,065
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(a)	1,431	1,276,981
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(a)	1,964	1,773,355
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(a)	1,030	911,663
1.56%, 12/10/25 (Call 12/10/24),
(1-day SOFR + 0.605%)(a)	1,180	1,113,129
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(a)	2,125	1,913,286
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)	1,135	896,309
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(a)	2,110	1,679,054
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(a)	1,562	1,473,841
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(a)	1,540	1,327,788
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(a)	2,159	2,032,634
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(a)	1,100	979,803
2.30%, 10/15/25 (Call 10/15/24),
(1-day SOFR + 1.160%)(a)	1,374	1,316,635
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)	1,699	1,437,983
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(a)	1,615	1,114,366
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(a)	2,510	2,063,195
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)	1,905	1,580,559
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(a)	1,000	954,710
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)	2,897	2,513,669
2.95%, 10/01/26 (Call 07/01/26)	2,204	2,065,457
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(a)	985	906,968
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)	2,000	1,718,480
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(a)	1,885	1,589,941
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(a)	1,815	1,378,384
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(a)	1,707	1,200,277

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.13%, 01/23/25 (Call 10/23/24)	$1,729	$1,674,173
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 2.460%)(a)	1,550	1,174,280
3.20%, 06/15/26 (Call 03/15/26)	1,434	1,362,816
3.30%, 04/01/26 (Call 01/01/26)	1,407	1,340,955
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(a)	2,001	1,471,295
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.206%)(a)	2,537	2,356,188
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(a)	1,926	1,802,524
3.63%, 12/01/27 (Call 12/01/26)	1,285	1,213,682
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(a)	1,713	1,574,761
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(a)	2,409	2,285,057
3.88%, 09/10/24	2,542	2,491,440
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(a)	1,514	1,306,870
3.90%, 07/15/25 (Call 04/15/25)	2,034	1,985,082
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(a)	1,623	1,318,671
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.506%)(a)	1,374	1,326,501
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(a)	2,519	2,067,343
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(a)	1,462	1,383,403
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(a)	1,312	1,089,314
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(a)	2,370	2,316,367
4.13%, 12/15/26	1,042	1,006,061
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(a)	1,610	1,534,684
4.25%, 10/01/27	2,093	2,027,468
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(a)	1,583	1,369,754
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(a)	2,180	2,110,720
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(a)	1,998	1,924,054
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)	1,676	1,604,234
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(a)	1,850	1,780,588
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(a)	735	700,800
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(a)	2,150	2,122,243
4.85%, 02/01/44	858	829,497
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)	2,210	2,159,722
4.95%, 06/01/45	1,515	1,415,177
5.30%, 07/24/29	1,915	1,919,175
5.35%, 06/01/34	2,195	2,210,848
5.40%, 01/06/42	1,346	1,383,796
5.50%, 10/15/40	1,332	1,379,872
5.55%, 12/15/25 (Call 12/15/24),
(1-day SOFR + 1.070%)(a)	3,095	3,087,603
Security	Par (000)	Value

Banks (continued)
5.60%, 07/15/41	$1,493	$1,557,751
5.63%, 08/16/43	1,437	1,477,437
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)	2,885	2,926,457
6.40%, 05/15/38	2,164	2,424,502
7.63%, 10/15/26	1,235	1,319,610
7.75%, 07/15/25	40	41,682
8.00%, 04/29/27	2,173	2,401,100
8.75%, 09/01/30	65	78,280
Kasikornbank PCL, 5.46%, 03/07/28(d)	400	403,332
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(d)	600	535,320
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28), (1-year CMT + 2.100%)(a)(b)	865	864,360
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	380	342,562
KeyBank NA/Cleveland OH
3.30%, 06/01/25	315	297,117
3.40%, 05/20/26	662	588,511
3.90%, 04/13/29	374	303,793
4.15%, 08/08/25	485	459,785
4.90%, 08/08/32	345	292,477
5.85%, 11/15/27 (Call 10/16/27)	605	592,815
KeyCorp
2.25%, 04/06/27	673	584,393
2.55%, 10/01/29	830	667,544
4.10%, 04/30/28	815	741,740
4.15%, 10/29/25(c)	608	584,969
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)	870	773,874
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(b)	351	330,712
Kookmin Bank
1.38%, 05/06/26(d)	400	357,820
1.75%, 05/04/25(c)(d)	400	374,144
2.13%, 02/15/25(d)	200	189,704
2.38%, 02/15/27(d)	400	365,820
2.50%, 11/04/30(d)	400	326,200
4.50%, 02/01/29(d)	400	375,264
Korea Development Bank (The)
0.75%, 01/25/25	800	747,104
0.80%, 07/19/26	1,000	876,470
1.00%, 09/09/26	600	525,954
1.63%, 01/19/31	900	720,117
2.00%, 02/24/25	600	569,694
2.00%, 09/12/26(c)	200	180,940
2.00%, 10/25/31	200	161,718
2.13%, 10/01/24	465	447,060
3.00%, 01/13/26	1,000	945,800
3.38%, 09/16/25	600	576,282
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(h)	1,155	676,691
0.00%, 06/29/37(h)	905	503,388
0.38%, 07/18/25	4,515	4,130,683
0.50%, 09/20/24	2,293	2,168,674
0.63%, 01/22/26	2,675	2,421,811
0.75%, 09/30/30	2,170	1,718,206
1.00%, 10/01/26	2,125	1,905,190
1.25%, 01/31/25	925	872,182
1.38%, 08/05/24	1,768	1,696,414
1.75%, 09/14/29	1,299	1,132,104

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.00%, 05/02/25	$2,657	$2,520,324
2.50%, 11/20/24	4,739	4,569,912
2.88%, 04/03/28	2,656	2,494,276
3.13%, 06/10/25	2,000	1,932,080
3.38%, 08/23/24	560	547,820
3.63%, 04/01/26	2,085	2,031,916
3.75%, 02/15/28	2,000	1,952,400
4.13%, 07/15/33	10,000	9,985,700
Landeskreditbank
Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(d)	50	45,177
1.38%, 10/12/28(d)	20	17,177
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	663	600,035
0.88%, 09/03/30	1,556	1,237,689
1.75%, 07/27/26	414	380,872
1.75%, 01/14/27(d)	380	346,123
2.00%, 01/13/25	2,915	2,781,814
2.38%, 06/10/25	929	883,674
3.88%, 09/28/27	50	49,084
3.88%, 06/14/28	5	4,911
Series 37, 2.50%, 11/15/27	1,323	1,227,268
Series 40, 0.50%, 05/27/25	1,490	1,371,694
Lloyds Bank PLC, 3.50%, 05/14/25	160	153,331
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)	395	351,056
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(a)	1,515	1,432,963
3.37%, 12/14/46 (Call 09/14/41),
(5-year CMT + 1.500%)(a)	205	138,143
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(a)	1,000	958,380
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(a)	1,394	1,271,426
3.75%, 01/11/27	1,108	1,048,500
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(a)	985	920,315
4.34%, 01/09/48	1,182	912,362
4.38%, 03/22/28	1,328	1,264,057
4.45%, 05/08/25	1,185	1,155,719
4.50%, 11/04/24	1,602	1,565,474
4.55%, 08/16/28	753	713,129
4.58%, 12/10/25	1,230	1,184,453
4.65%, 03/24/26	1,935	1,864,295
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(a)	550	538,560
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(a)	820	769,324
5.30%, 12/01/45	345	308,720
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)	620	618,518
5.99%,	1,250	1,259,204
7.95%, 11/15/33 (Call 08/15/32),
(1-year CMT + 3.750%)(a)	475	518,358
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(a)	625	592,081
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(a)	430	404,677
Security	Par (000)	Value

Banks (continued)
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28	$365	$371,358
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	138	131,459
3.05%, 03/03/36 (Call 03/03/31),
(5-year CMT + 1.700%)(a)(b)	1,717	1,318,124
3.23%, 03/21/25(b)	300	288,531
3.62%, 06/03/30(b)	690	578,744
3.90%, 01/15/26(b)	604	584,358
4.00%, 07/29/25(b)	25	24,189
4.88%, 06/10/25(b)	228	221,573
5.21%, 06/15/26(b)	240	238,262
6.79%, 01/18/33(b)	405	408,969
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24),
(1-day SOFR + 0.694%)(a)(b)	678	638,473
1.34%, 01/12/27 (Call 01/12/26),
(1-day SOFR + 1.069%)(a)(b)	1,535	1,373,917
1.63%, 09/23/27 (Call 09/23/26),
(1-day SOFR + 0.910%)(a)(b)	1,120	980,885
1.94%, 04/14/28 (Call 04/14/27),
(1-day SOFR + 0.995%)(a)(b)	590	512,415
2.69%, 06/23/32 (Call 06/23/31),
(1-day SOFR + 1.440%)(a)(b)	725	573,323
2.87%, 01/14/33 (Call 01/14/32),
(3-mo. SOFR + 1.532%)(a)(b)	1,080	857,077
3.76%, 11/28/28 (Call 11/28/27),
(3-mo. LIBOR US + 1.372%)(a)(b)	985	905,156
4.10%, 06/21/28 (Call 06/21/27),
(1-day SOFR + 2.125%)(a)(b)	575	540,741
4.44%, 06/21/33 (Call 06/21/32),
(1-day SOFR + 2.405%)(a)(b)	625	556,994
4.65%, 03/27/29 (Call 03/27/28),
(3-mo. LIBOR US + 1.727%)(a)(b)	778	740,656
5.03%, 01/15/30 (Call 01/15/29),
(3-mo. LIBOR US + 1.750%)(a)(b)	928	902,990
5.11%, 08/09/26 (Call 08/09/25),
(1-day SOFR + 2.208%)(a)(b)	490	483,346
5.49%, 11/09/33 (Call 11/09/32),
(1-day SOFR + 2.865%)(a)(b)	510	495,052
5.89%, 06/15/34 (Call 06/15/33)(a)(b)	400	393,116
Malayan Banking Bhd, 6.12%, 08/16/24,
(3-mo. LIBOR US + 0.800%)(a)(d)	400	400,588
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	370	351,123
3.40%, 08/17/27	305	269,651
4.65%, 01/27/26 (Call 12/27/25)	520	502,029
4.70%, 01/27/28 (Call 12/27/27)	510	488,534
5.40%, 11/21/25 (Call 10/21/25)	375	368,441
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	800	749,344
Mashreqbank PSC, 7.88%, 02/24/33 (Call 11/24/27),
(5-year CMT + 3.997%)(a)(d)	400	414,692
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	400	367,408
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25 (Call 10/11/24),
(1-year CMT + 0.450%)(a)	270	253,433
1.41%, 07/17/25	1,007	927,850
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(a)	1,060	943,464

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(a)	$440	$388,898
2.05%, 07/17/30	1,036	838,393
2.19%, 02/25/25	916	867,379
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(a)	1,285	1,024,518
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(a)	1,360	1,221,062
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(a)	630	506,514
2.56%, 02/25/30	671	567,934
2.76%, 09/13/26	562	517,602
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(a)	240	197,496
3.20%, 07/18/29	1,538	1,365,636
3.29%, 07/25/27	465	432,259
3.68%, 02/22/27	340	326,029
3.74%, 03/07/29	1,171	1,083,175
3.75%, 07/18/39	1,390	1,172,826
3.78%, 03/02/25	540	524,275
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(a)	400	386,556
3.85%, 03/01/26	1,729	1,659,805
3.96%, 03/02/28	825	786,316
4.05%, 09/11/28	743	708,711
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(a)	405	385,196
4.15%, 03/07/39	760	672,927
4.29%, 07/26/38	659	581,574
4.32%, 04/19/33 (Call 04/19/32),
(1-year CMT + 1.550%)(a)	475	438,539
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(a)	800	785,592
5.06%, 09/12/25 (Call 09/12/24),
(1-year CMT + 1.550%)(a)	1,215	1,202,668
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(a)	1,515	1,483,942
5.24%, 04/19/29	505	498,602
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(a)	690	686,515
5.41%, 04/19/34	280	278,421
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)	1,340	1,337,628
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(a)	500	498,665
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(a)	485	484,961
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(a)	445	442,633
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(a)	875	871,360
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(a)	1,150	1,146,607
Mizuho Bank Ltd.
3.20%, 03/26/25(b)	75	71,720
3.60%, 09/25/24(b)(c)	350	340,802
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(a)	1,280	1,129,958
Security	Par (000)	Value

Banks (continued)
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(a)	$1,035	$917,445
1.98%, 09/08/31 (Call 09/08/30),
(3-mo. SOFR + 1.532%)(a)	183	143,569
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(a)	380	296,271
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(a)	900	719,253
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(a)	480	376,387
2.56%, 09/13/25 (Call 09/13/24),
(3-mo. SOFR + 1.362%)(a)	735	704,615
2.56%, 09/13/31	875	685,090
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(a)	300	247,941
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(a)	510	479,548
2.84%, 09/13/26	433	397,788
2.87%, 09/13/30 (Call 09/13/29),
(3-mo. SOFR + 1.572%)(a)	545	463,893
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(a)	749	650,963
3.17%, 09/11/27	740	678,639
3.26%, 05/22/30 (Call 05/22/29),
(1-year CMT + 1.250%)(a)	450	396,446
3.48%, 04/12/26(b)	765	724,822
3.66%, 02/28/27	640	603,731
4.02%, 03/05/28	870	821,315
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)	615	575,849
4.35%, 10/20/25(b)	860	823,106
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(a)	300	298,242
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(a)	815	815,652
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(a)	595	597,904
5.74%, 05/27/31 (Call 05/27/30),
(1-year CMT + 1.650%)(a)	670	670,094
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(a)	625	630,281
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(a)	765	768,504
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(a)	1,015	1,019,496
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(a)	2,534	2,267,144
1.16%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.560%)(a)	2,173	2,042,772
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)	1,780	1,582,545
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(a)	2,400	2,153,640
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	2,103	1,634,809
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	3,455	2,699,288
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(a)	2,795	2,630,682

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	$870	$692,041
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(a)	1,560	1,411,410
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	2,573	1,962,093
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	1,538	1,240,351
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(a)	2,255	2,146,940
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	2,056	1,750,067
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(a)	1,679	1,096,773
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	1,703	1,416,504
3.13%, 07/27/26	1,751	1,646,150
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(a)	1,580	1,194,022
3.59%, 07/22/28 (Call 07/22/27),
(3-mo. LIBOR US + 1.340%)(a)	2,041	1,899,355
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	2,229	2,003,381
3.63%, 01/20/27	1,897	1,798,697
3.70%, 10/23/24	3,541	3,462,213
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(a)	1,955	1,829,215
3.88%, 01/27/26	2,036	1,965,168
3.95%, 04/23/27	1,162	1,106,224
3.97%, 07/22/38 (Call 07/22/37),
(3-mo. LIBOR US + 1.455%)(a)	2,639	2,250,249
4.00%, 07/23/25	1,869	1,821,060
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(a)	950	912,608
4.30%, 01/27/45	2,020	1,773,459
4.35%, 09/08/26	2,552	2,467,044
4.38%, 01/22/47	1,964	1,754,677
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.889%)(a)	1,696	1,618,764
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(a)	1,271	1,145,006
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)	775	760,399
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	1,280	1,229,734
5.00%, 11/24/25	878	867,833
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(a)	1,100	1,089,176
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(a)	940	929,613
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(a)	2,910	2,879,881
5.25%, 04/21/34	2,150	2,121,147
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(a)	1,145	1,084,613
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	305	304,872
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(a)	280	280,566
Security	Par (000)	Value

Banks (continued)
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)	$1,700	$1,771,298
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	1,035	1,025,737
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(a)	230	232,744
6.25%, 08/09/26	1,740	1,781,203
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(a)	1,100	1,137,202
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	2,335	2,483,833
6.38%, 07/24/42	1,482	1,658,506
7.25%, 04/01/32	1,468	1,683,532
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.745%)(a)	1,070	1,003,820
Morgan Stanley Bank NA
4.75%, 04/21/26	1,180	1,165,533
5.48%, 07/16/25	735	736,330
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29
(Call 11/20/24), (5-year CMT + 2.180%)(a)(d)	500	479,235
National Australia Bank Ltd.
1.39%, 01/12/25(b)	1,300	1,227,629
1.89%, 01/12/27(b)	1,070	963,160
2.33%, 08/21/30(b)	1,825	1,425,033
2.65%, 01/14/41(b)	540	336,339
2.99%, 05/21/31(b)	305	243,756
3.35%, 01/12/37 (Call 01/12/32),
(5-year CMT + 1.700%)(a)(b)	600	473,238
3.50%, 01/10/27(b)	728	691,986
3.91%, 06/09/27	150	143,774
3.93%, 08/02/34 (Call 08/02/29),
(5-year CMT + 1.880%)(a)(b)	2,833	2,444,567
4.90%, 06/13/28	500	496,340
4.94%, 01/12/28	540	537,986
4.97%, 01/12/26	593	590,586
5.20%, 05/13/25	425	423,980
6.43%, 01/12/33(b)	465	473,384
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,495	1,393,788
3.38%, 01/14/26	570	546,225
5.13%, 11/22/24	250	249,028
National Bank of Canada, 0.75%, 08/06/24	518	490,147
National Securities Clearing Corp.
1.50%, 04/23/25 (Call 03/23/25)(b)	1,210	1,134,012
5.00%, 05/30/28 (Call 04/30/28)(b)	250	249,668
5.05%, 11/21/24(b)	1,305	1,298,475
5.10%, 11/21/27 (Call 10/21/27)(b)	1,265	1,271,920
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(a)	895	793,095
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(a)	1,020	793,856
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(a)	809	730,211
3.75%, 11/01/29 (Call 11/01/24),
(5-year CMT + 2.100%)(a)	900	853,938
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(a)	1,615	1,498,494
4.80%, 04/05/26	1,846	1,798,687

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(a)	$1,125	$1,075,050
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(a)	894	855,862
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(a)	445	437,399
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(a)	600	596,484
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(a)	620	616,590
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)	530	534,452
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(a)	805	830,462
NatWest Markets PLC
0.80%, 08/12/24(b)	993	941,960
1.60%, 09/29/26(b)	765	674,439
3.48%, 03/22/25(b)	100	96,409
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.050%)(a)(d)	800	716,968
NBK Tier 1 Financing 2 Ltd., 4.50%,
(Call 08/27/25)(a)(d)(e)	600	552,786
NBK Tier 1 Financing Ltd., 3.63%,
(Call 08/24/26)(a)(d)(e)	400	349,400
NBK Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25),
(5-year CMT + 2.108%)(a)(d)	400	367,808
NCB Tier 1 Sukuk Ltd., 3.50%,
(Call 07/26/26)(a)(d)(e)	1,000	928,130
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)	1,551	1,473,233
2.38%, 03/24/26(b)	1,020	959,473
NongHyup Bank
1.25%, 07/20/25(d)	600	551,874
1.25%, 07/28/26(d)	200	177,096
4.00%, 01/06/26(d)	200	193,200
4.25%, 07/06/27(d)	200	193,806
Nordea Bank Abp
0.75%, 08/28/25(b)	1,049	947,939
1.50%, 09/30/26(b)	470	413,454
3.60%, 06/06/25(b)	1,345	1,295,881
4.63%, 09/13/33 (Call 09/13/28),
(5-year USD Swap + 1.690%)(a)(b)	1,388	1,267,966
4.75%, 09/22/25(b)	1,360	1,334,922
5.38%, 09/22/27(b)	1,300	1,288,794
Norinchukin Bank (The)
1.28%, 09/22/26(b)	1,155	1,016,619
2.08%, 09/22/31(b)	760	611,450
4.87%, 09/14/27(b)	970	957,681
5.07%, 09/14/32(b)(c)	705	705,063
Series 144A, 5.43%, 03/09/28(b)	945	955,121
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	820	680,387
3.15%, 05/03/29 (Call 02/03/29)	489	447,533
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)	1,489	1,339,445
3.65%, 08/03/28 (Call 05/03/28)	696	660,581
3.95%, 10/30/25	780	755,071
4.00%, 05/10/27 (Call 04/10/27)	795	769,314
6.13%, 11/02/32 (Call 08/02/32)	515	536,718
Security	Par (000)	Value

Banks (continued)
NRW Bank
0.38%, 02/10/25(d)	$1,600	$1,485,472
0.63%, 05/19/25(d)	350	322,543
0.75%, 10/25/24(d)	545	514,366
0.88%, 03/09/26(d)	945	854,346
4.63%, 11/04/25(d)	370	367,199
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	685	622,727
0.50%, 09/16/24	285	269,539
0.50%, 02/02/26	980	882,049
1.50%, 02/12/25	1,359	1,283,902
2.88%, 05/23/25	60	57,633
3.63%, 09/09/27	105	101,955
4.13%, 01/20/26	270	265,858
4.25%, 03/01/28	70	69,655
4.63%, 11/03/25	340	338,089
OTP Bank Nyrt
7.50%, 05/25/27 (Call 05/25/26)	200	201,172
8.75%, 05/15/33 (Call 02/15/28),
(5-year CMT + 5.060%)(a)(d)	400	400,592
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25),
(5-year CMT + 1.580%)(a)(b)	3,120	2,863,661
4.60%, 06/15/32 (Call 06/15/27),
(5-year CMT + 1.575%)(a)(d)	600	580,770
Pacific Western Bank, 3.25%, 05/01/31
(Call 05/01/26), (3-mo. SOFR + 2.520%)(a)(c)	100	84,078
Philippine National Bank, 3.28%, 09/27/24(d)	600	579,336
PNC Bank NA
2.70%, 10/22/29	703	593,817
2.95%, 02/23/25 (Call 01/24/25)	960	918,566
3.10%, 10/25/27 (Call 09/25/27)	685	627,241
3.25%, 06/01/25 (Call 05/02/25)	405	387,662
3.25%, 01/22/28 (Call 12/23/27)	621	571,388
3.30%, 10/30/24 (Call 09/30/24)	375	364,136
3.88%, 04/10/25 (Call 03/10/25)	176	170,266
4.05%, 07/26/28	680	628,347
4.20%, 11/01/25 (Call 10/02/25)	535	513,996
2.50%, 08/27/24 (Call 07/27/24)	916	884,792
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	905	802,246
2.20%, 11/01/24 (Call 10/02/24)	625	598,319
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)	690	562,143
2.55%, 01/22/30 (Call 10/24/29)	1,488	1,258,908
2.60%, 07/23/26 (Call 05/23/26)	1,025	952,122
3.15%, 05/19/27 (Call 04/19/27)	1,144	1,063,886
3.45%, 04/23/29 (Call 01/23/29)	1,070	975,861
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)	100	91,738
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(a)	1,320	1,297,296
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)(c)	1,790	1,728,012
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.630%)(a)	680	676,165
5.58%, 06/12/29	602	602,951
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(a)	602	602,771

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	$760	$780,687
QIB Sukuk Ltd.
1.95%, 10/27/25(d)	1,000	928,270
6.67%, 02/07/25,
(3-mo. LIBOR US + 1.350%)(a)(d)	400	404,372
QNB Finance Ltd.
1.38%, 01/26/26(d)	800	724,024
1.63%, 09/22/25(d)	600	552,132
2.63%, 05/12/25(d)	1,200	1,135,788
2.75%, 02/12/27(d)	400	368,284
QNB Finansbank AS, 6.88%, 09/07/24(d)	400	400,252
RBH Bank, 1.66%, 06/29/26(d)	400	357,124
Regions Bank/Birmingham AL, 6.45%, 06/26/37	410	398,061
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	665	555,122
2.25%, 05/18/25 (Call 04/18/25)	720	678,470
7.38%, 12/10/37	472	509,378
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25),
(5-year CMT + 1.791%)(a)(d)	1,000	960,280
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27),
(5-year CMT + 2.170%)(a)(d)(e)	600	557,514
Rizal Commercial Banking Corp., 3.00%, 09/11/24(d)	200	192,556
Royal Bank of Canada
0.75%, 10/07/24	1,015	958,028
0.88%, 01/20/26	1,010	906,778
1.15%, 06/10/25	1,189	1,101,228
1.15%, 07/14/26	458	408,875
1.20%, 04/27/26	1,520	1,362,437
1.40%, 11/02/26	525	465,759
1.60%, 01/21/25	540	510,813
2.05%, 01/21/27	215	194,093
2.25%, 11/01/24	1,810	1,738,252
2.30%, 11/03/31	793	644,003
3.38%, 04/14/25	545	525,925
3.63%, 05/04/27	1,000	947,350
3.88%, 05/04/32	268	245,397
4.24%, 08/03/27	640	619,213
4.65%, 01/27/26	1,068	1,047,099
4.88%, 01/12/26	850	842,681
4.90%, 01/12/28	850	840,293
4.95%, 04/25/25	800	791,616
5.00%, 02/01/33	965	946,790
5.00%, 05/02/33	700	684,502
5.20%, 07/20/26	625	624,537
5.20%, 08/01/28	625	623,562
5.66%, 10/25/24	405	405,365
6.00%, 11/01/27	675	695,095
Samba Funding Ltd.
2.75%, 10/02/24(d)	400	385,044
2.90%, 01/29/27(d)	600	556,674
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(a)	840	730,884
3.24%, 10/05/26 (Call 08/05/26)	951	871,572
3.45%, 06/02/25 (Call 05/02/25)	1,095	1,043,973
4.40%, 07/13/27 (Call 04/14/27)	1,008	959,727
4.50%, 07/17/25 (Call 04/17/25)	994	965,343
Security	Par (000)	Value

Banks (continued)
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(a)	$525	$521,509
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(a)	520	522,184
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(a)	226	225,537
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(a)	1,497	1,348,123
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(a)	1,307	1,144,736
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(a)	795	698,304
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)	95	85,967
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(a)	850	859,180
6.83%, 11/21/26 (Call 11/21/25),
(1-day SOFR + 2.749%)(a)	200	202,908
Shanghai Commercial Bank Ltd., 6.38%, 02/28/33
(Call 02/28/28)(a)	250	250,815
Shanghai Pudong Development Bank Co. Ltd.,
3.25%, 07/14/25(d)	600	575,592
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(d)	600	526,344
3.88%, 03/24/26(c)(d)	1,000	943,300
4.00%, 04/23/29(d)	200	181,816
4.50%, 03/26/28(d)	600	566,100
7.31%, 04/24/25,
(3-mo. LIBOR US + 1.700%)(a)(d)	400	406,072
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	400	361,768
2.88%, (Call 05/12/26),
(5-year CMT + 2.064%)(a)(d)(e)	400	352,716
3.34%, 02/05/30 (Call 02/05/25),
(5-year CMT + 1.500%)(a)(d)	400	382,120
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(d)	400	383,724
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	600	573,570
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(b)(c)	555	486,291
1.40%, 11/19/25(b)	130	117,876
3.70%, 06/09/25(b)	1,280	1,236,378
SNB Sukuk Ltd., 2.34%, 01/19/27(d)	600	545,106
Societe Generale SA
1.38%, 07/08/25(b)	200	183,276
1.49%, 12/14/26 (Call 12/14/25),
(1-year CMT + 1.100%)(a)(b)	1,730	1,544,111
1.79%, 06/09/27 (Call 06/09/26),
(1-year CMT + 1.000%)(a)(b)	765	674,975
2.23%, 01/21/26 (Call 01/21/25),
(1-year CMT + 1.050%)(a)(b)	205	191,917
2.63%, 10/16/24(b)	2,165	2,071,710
2.63%, 01/22/25(b)	2,640	2,506,416
2.80%, 01/19/28 (Call 01/19/27),
(1-year CMT + 1.300%)(a)(b)	785	699,616
2.89%, 06/09/32 (Call 06/09/31),
(1-year CMT + 1.300%)(a)(b)	760	600,750
3.00%, 01/22/30(b)	1,350	1,133,554

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.34%, 01/21/33 (Call 01/21/32),
(1-year CMT + 1.600%)(a)(b)	$275	$223,014
3.65%, 07/08/35 (Call 07/08/30),
(5-year CMT + 3.000%)(a)(b)	380	309,183
4.00%, 01/12/27(b)	1,195	1,118,329
4.03%, 01/21/43 (Call 01/21/42),
(1-year CMT + 1.900%)(a)(b)	675	459,736
4.25%, 04/14/25(b)	1,445	1,390,885
4.25%, 08/19/26(b)	670	627,850
4.75%, 11/24/25(b)	990	948,925
4.75%, 09/14/28(b)	649	617,491
5.63%, 11/24/45(b)(c)	745	600,693
6.22%, 06/15/33 (Call 06/15/32),
(1-year CMT + 3.200%)(a)(b)	970	920,152
6.45%, 01/12/27 (Call 01/12/26),
(1-year CMT + 2.300%)(a)(b)	1,000	1,006,380
6.69%, 01/10/34 (Call 01/10/33),
(1-year CMT + 2.950%)(a)(b)	155	158,956
7.37%, 01/10/53(b)	810	810,931
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26),
(1-year CMT + 1.000%)(a)(b)	1,095	980,605
1.82%, 11/23/25 (Call 11/23/24),
(1-year CMT + 0.950%)(a)(b)	1,355	1,276,261
2.61%, 01/12/28 (Call 01/12/27),
(1-year CMT + 1.180%)(a)(b)	905	807,124
2.68%, 06/29/32 (Call 06/29/31),
(1-year CMT + 1.200%)(a)(b)	360	285,851
2.82%, 01/30/26 (Call 01/30/25),
(3-mo. LIBOR US + 1.209%)(a)(b)	1,780	1,690,733
3.20%, 04/17/25(b)(c)	742	712,431
3.27%, 02/18/36 (Call 11/18/30),
(5-year CMT + 2.300%)(a)(b)	1,940	1,545,016
3.52%, 02/12/30 (Call 02/12/25),
(5-year CMT + 1.850%)(a)(d)	1,550	1,451,606
3.60%, 01/12/33 (Call 01/12/32),
(1-year CMT + 1.900%)(a)(b)	1,085	873,902
3.97%, 03/30/26 (Call 03/30/25),
(1-year CMT + 1.650%)(a)(b)	1,000	962,850
4.05%, 04/12/26(b)	895	863,022
4.30%, 02/19/27(b)(c)	1,234	1,170,289
4.31%, 05/21/30 (Call 05/21/29),
(3-mo. LIBOR US + 1.910%)(a)(b)	605	555,499
4.64%, 04/01/31 (Call 04/01/30),
(1-year CMT + 3.850%)(a)(b)	755	702,807
4.87%, 03/15/33 (Call 03/15/28),
(5-year USD ICE Swap + 1.970%)(a)(b)	1,073	983,598
5.30%, 01/09/43(b)	745	655,131
5.70%, 03/26/44(b)	1,225	1,129,842
6.17%, 01/09/27 (Call 01/09/26),
(1-year CMT + 2.050%)(a)(b)	770	775,644
6.19%, 07/06/27 (Call 07/06/26),
(1-year CMT + 1.850%)(a)(b)	455	459,122
6.30%, 01/09/29 (Call 01/09/28),
(1-year CMT + 2.450%)(a)(b)	860	871,808
6.30%, 07/06/34 (Call 07/06/33)(a)(b)	415	422,624
7.77%, 11/16/28 (Call 11/16/27),
(1-year CMT + 3.450%)(a)(b)	500	532,635
7.78%, 11/16/25 (Call 11/16/24),
(1-year CMT + 3.100%)(a)(b)	745	763,379
Security	Par (000)	Value

Banks (continued)
State Bank of India/London, 1.80%, 07/13/26(d)	$600	$540,258
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(a)	485	434,725
1.75%, 02/06/26 (Call 02/06/25),
(1-day SOFR + 0.441%)(a)(c)	65	61,229
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(a)	350	317,146
2.20%, 03/03/31	250	202,233
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(a)	594	569,385
2.40%, 01/24/30	718	617,171
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	765	636,962
2.65%, 05/19/26	892	839,541
2.90%, 03/30/26 (Call 03/30/25),
(1-day SOFR + 2.600%)(a)	385	368,283
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	543	469,445
3.15%, 03/30/31 (Call 03/30/30),
(1-day SOFR + 2.650%)(a)	523	463,148
3.30%, 12/16/24	1,100	1,068,551
3.55%, 08/18/25	933	907,828
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)	530	509,674
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	350	323,124
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(a)	160	151,019
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(a)	265	254,411
4.86%, 01/26/26 (Call 01/26/25),
(1-day SOFR + 0.604%)(a)	20	19,762
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(a)	560	555,688
5.16%, 05/18/34	560	549,690
5.27%, 08/03/26	500	500,000
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(a)	325	327,366
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(a)	175	178,778
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(c)	255	244,851
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	265	237,215
1.40%, 09/17/26	1,125	994,095
1.47%, 07/08/25	900	830,529
1.71%, 01/12/31	635	491,649
1.90%, 09/17/28	720	605,441
2.13%, 07/08/30	1,272	1,032,114
2.14%, 09/23/30	1,167	930,963
2.17%, 01/14/27	150	134,433
2.22%, 09/17/31	245	194,305
2.30%, 01/12/41	525	353,383
2.35%, 01/15/25	810	771,306
2.45%, 09/27/24	1,453	1,397,292
2.47%, 01/14/29	200	171,446
2.63%, 07/14/26	960	888,643
2.72%, 09/27/29	595	508,654
2.75%, 01/15/30	1,355	1,159,433
2.93%, 09/17/41	465	326,681

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.01%, 10/19/26	$360	$334,390
3.04%, 07/16/29	1,453	1,272,494
3.05%, 01/14/42	570	425,608
3.20%, 09/17/29	879	770,294
3.35%, 10/18/27	1,022	942,356
3.36%, 07/12/27	354	330,356
3.45%, 01/11/27	763	715,442
3.54%, 01/17/28	1,580	1,462,638
3.78%, 03/09/26	800	766,376
3.94%, 07/19/28	1,008	943,740
4.31%, 10/16/28	105	99,753
5.46%, 01/13/26	670	668,673
5.52%, 01/13/28	990	994,693
5.71%, 01/13/30	695	703,486
5.77%, 01/13/33	840	860,236
5.78%, 07/13/33	400	410,040
5.80%, 07/13/28	400	405,700
5.85%, 07/13/30	400	408,296
5.88%, 07/13/26	400	404,100
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	1,285	1,213,297
1.05%, 09/12/25(b)	860	780,545
1.35%, 09/16/26(b)	940	827,802
1.55%, 03/25/26(b)	615	553,869
2.55%, 03/10/25(b)	645	612,963
2.80%, 03/10/27(b)	800	733,984
4.80%, 09/15/25(b)	285	279,519
4.95%, 09/15/27(b)	785	775,172
5.50%, 03/09/28(b)	720	726,235
5.65%, 03/09/26(b)	1,060	1,063,222
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26),
(1-year CMT + 0.630%)(a)(b)	940	828,554
3.65%, 06/10/25(b)	1,015	980,206
3.95%, 06/10/27(b)	750	712,897
Swedbank AB
1.54%, 11/16/26(b)	910	802,383
3.36%, 04/04/25(b)	865	832,364
5.34%, 09/20/27(b)	750	739,447
5.47%, 06/15/26(b)	255	253,396
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	560	539,353
Synchrony Financial, 5.63%, 08/23/27
(Call 07/23/27)	579	549,332
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	300	277,950
Synovus Financial Corp., 5.20%, 08/11/25
(Call 07/11/25)(c)	290	278,612
TC Ziraat Bankasi AS
5.38%, 03/02/26(d)	600	551,850
9.50%, 08/01/26(d)	200	203,588
Texas Capital Bancshares Inc., 4.00%, 05/06/31
(Call 05/06/26), (5-year CMT + 3.150%)(a)	320	259,453
Toronto-Dominion Bank (The)
0.70%, 09/10/24	815	771,397
0.75%, 09/11/25	910	826,671
0.75%, 01/06/26	1,072	960,458
1.15%, 06/12/25	911	843,140
1.20%, 06/03/26	1,070	953,252
1.25%, 12/13/24	1,000	943,360
1.25%, 09/10/26	1,092	968,659
1.45%, 01/10/25	205	193,592
Security	Par (000)	Value

Banks (continued)
1.95%, 01/12/27	$745	$672,564
2.00%, 09/10/31	935	743,680
2.45%, 01/12/32	210	171,576
2.80%, 03/10/27	675	620,595
3.20%, 03/10/32	655	564,820
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(a)	2,262	2,105,718
3.77%, 06/06/25	800	776,328
4.11%, 06/08/27	965	926,931
4.29%, 09/13/24	350	344,768
4.46%, 06/08/32	1,048	986,702
4.69%, 09/15/27	960	942,125
5.16%, 01/10/28	100	99,583
5.52%, 07/17/28	625	631,481
5.53%, 07/17/26	625	627,906
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	882	821,530
2.15%, 12/06/24 (Call 11/05/24)	1,232	1,173,246
2.25%, 03/11/30 (Call 12/11/29)	797	636,221
2.64%, 09/17/29 (Call 09/17/24),
(5-year CMT + 1.150%)(a)	745	690,481
3.30%, 05/15/26 (Call 04/15/26)	960	892,896
3.63%, 09/16/25 (Call 08/16/25)	396	374,553
3.80%, 10/30/26 (Call 09/30/26)	905	834,935
4.05%, 11/03/25 (Call 09/03/25)	598	577,118
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	1,025	872,039
1.20%, 08/05/25 (Call 07/03/25)	338	309,145
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)	225	200,705
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)	925	775,261
1.95%, 06/05/30 (Call 03/05/30)	605	482,421
2.50%, 08/01/24 (Call 07/01/24)	1,248	1,208,863
2.85%, 10/26/24 (Call 09/26/24)	676	651,738
3.70%, 06/05/25 (Call 05/05/25)	585	564,010
3.88%, 03/19/29 (Call 02/16/29)	870	783,418
4.00%, 05/01/25 (Call 03/01/25)	945	918,039
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)	675	640,217
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(a)	600	581,094
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(a)	875	846,029
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	1,030	941,986
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	305	291,632
5.87%, 06/08/34	265	267,250
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(a)	1,025	1,025,000
6.05%, 06/08/27	670	670,891
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)	1,145	1,175,995
Turkiye Is Bankasi AS, 7.75%, 01/22/30
(Call 01/22/25), (5-year CMT + 6.119%)(a)(d)	600	579,294
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(d)	600	572,964
6.50%, 01/08/26(d)	600	569,526

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)	$1,000	$958,990
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	1,200	1,127,976
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(a)	370	371,732
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(a)	400	405,700
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,226	943,456
1.45%, 05/12/25 (Call 04/11/25)	985	921,270
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(a)	470	420,622
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	925	694,832
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)	775	629,866
3.00%, 07/30/29 (Call 04/30/29)	1,045	900,027
3.10%, 04/27/26 (Call 03/27/26)	879	830,268
3.60%, 09/11/24 (Call 08/11/24)	805	787,000
3.90%, 04/26/28 (Call 03/24/28)	914	863,483
3.95%, 11/17/25 (Call 10/17/25)	929	900,285
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(a)	930	894,958
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	1,675	1,545,355
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(a)	620	622,269
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	1,005	1,017,311
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,383	1,281,018
Series X, 3.15%, 04/27/27 (Call 03/27/27)	818	760,102
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	270	256,165
2.80%, 01/27/25 (Call 12/27/24)	991	950,022
UBS AG/London
0.70%, 08/09/24(b)	845	802,108
1.25%, 06/01/26(b)	1,875	1,662,187
1.38%, 01/13/25 (Call 12/13/24)(b)	725	681,290
4.50%, 06/26/48(b)	1,074	972,690
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26),
(1-day SOFR + 0.980%)(a)(b)	2,445	2,168,984
1.36%, 01/30/27 (Call 01/30/26),
(1-year CMT + 1.080%)(a)(b)	3,368	2,989,066
1.49%, 08/10/27 (Call 08/10/26),
(1-year CMT + 0.850%)(a)(b)	1,335	1,168,833
2.10%, 02/11/32 (Call 02/11/31),
(1-year CMT + 1.000%)(a)(b)	600	463,560
2.19%, 06/05/26 (Call 06/05/25),
(1-day SOFR + 2.044%)(a)(b)	1,969	1,824,850
2.59%, 09/11/25 (Call 09/11/24),
(1-day SOFR + 1.560%)(a)(b)	1,545	1,484,050
2.75%, 02/11/33 (Call 02/11/32),
(1-year CMT + 1.100%)(a)(b)	1,280	1,013,850
3.13%, 08/13/30 (Call 08/13/29),
(3-mo. LIBOR US + 1.468%)(a)(b)	1,990	1,706,405
3.18%, 02/11/43 (Call 02/11/42),
(1-year CMT + 1.100%)(a)(b)	950	673,683
Security	Par (000)	Value

Banks (continued)
3.75%, 03/26/25	$2,587	$2,504,811
3.87%, 01/12/29 (Call 01/12/28),
(3-mo. LIBOR US + 1.410%)(a)(b)	1,347	1,233,475
4.13%, 09/24/25(b)	1,775	1,707,461
4.13%, 04/15/26(b)	1,748	1,673,902
4.25%, 03/23/28 (Call 03/23/27)(b)	1,125	1,054,834
4.28%, 01/09/28 (Call 01/09/27)(b)	1,125	1,055,734
4.49%, 08/05/25 (Call 08/05/24),
(1-year CMT + 1.600%)(a)(b)	1,735	1,702,538
4.49%, 05/12/26 (Call 05/12/25),
(1-year CMT + 1.550%)(a)(b)	455	441,914
4.55%, 04/17/26	1,963	1,902,913
4.70%, 08/05/27 (Call 08/05/26),
(1-year CMT + 2.050%)(a)(b)	990	960,716
4.75%, 05/12/28 (Call 05/12/27),
(1-year CMT + 1.750%)(a)(b)	1,150	1,101,470
4.88%, 05/15/45	1,982	1,782,393
4.99%, 08/05/33 (Call 08/05/32),
(1-year CMT + 2.400%)(a)(b)	1,085	1,019,911
5.71%, 01/12/27 (Call 01/12/26),
(1-year CMT + 1.550%)(a)(b)	1,200	1,195,680
5.96%, 01/12/34 (Call 01/12/33),
(1-year CMT + 2.200%)(a)(b)	1,515	1,535,559
6.37%, 07/15/26 (Call 07/15/25),
(1-day SOFR + 3.340%)(a)(b)	1,150	1,151,817
6.44%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 3.700%)(a)(b)	1,455	1,476,738
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26),
(1-year CMT + 1.200%)(a)(b)	830	733,454
2.57%, 09/22/26 (Call 09/22/25),
(1-year CMT + 2.300%)(a)(b)	1,246	1,140,775
3.13%, 06/03/32 (Call 06/03/31),
(1-year CMT + 1.550%)(a)(b)	383	305,975
4.63%, 04/12/27(b)(c)	690	659,950
5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(a)(b)	1,145	997,673
5.86%, 06/19/32 (Call 06/19/27),
(5-year USD ICE Swap + 3.703%)(a)(b)	770	709,840
7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(a)(b)	935	907,417
Union Bank of the Philippines, 2.13%, 10/22/25(d)	400	368,756
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	340	306,044
1.75%, 03/16/31 (Call 03/16/26),
(5-year CMT + 1.520%)(a)(d)	600	536,634
2.00%, 10/14/31 (Call 10/14/26),
(5-year CMT + 1.230%)(a)(b)	131	115,672
Valley National Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.360%)(a)	270	222,272
Wachovia Corp.
5.50%, 08/01/35	2,627	2,573,987
7.57%, 08/01/26(f)	280	292,743
Warba Sukuk Ltd., 2.98%, 09/24/24(d)	200	193,224
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)	278	243,775
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(a)	2,054	1,941,543

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.19%, 04/30/26 (Call 04/30/25),
(1-day SOFR + 2.000%)(a)	$1,705	$1,604,439
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(a)	2,108	1,885,775
2.41%, 10/30/25 (Call 10/30/24),
(3-mo. SOFR + 1.086%)(a)	2,460	2,356,139
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(a)	2,627	2,219,316
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(a)	2,240	1,938,205
3.00%, 02/19/25	1,306	1,257,391
3.00%, 04/22/26	3,174	2,988,956
3.00%, 10/23/26	2,037	1,900,215
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(a)	2,675	1,960,481
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(a)	1,905	1,783,499
3.30%, 09/09/24	1,967	1,921,700
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	1,540	1,321,736
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(a)	2,575	2,405,822
3.55%, 09/29/25	1,375	1,322,654
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(a)	2,395	2,236,259
3.90%, 05/01/45	1,607	1,300,963
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(a)	1,570	1,519,493
4.10%, 06/03/26	1,103	1,059,034
4.15%, 01/24/29 (Call 10/24/28)	2,250	2,133,697
4.30%, 07/22/27	2,169	2,088,812
4.40%, 06/14/46	1,615	1,318,373
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(a)	1,175	1,113,959
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(a)	825	807,007
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(a)	2,005	1,758,044
4.65%, 11/04/44	1,689	1,435,718
4.75%, 12/07/46	1,705	1,459,855
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(a)	1,870	1,823,530
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	2,105	2,016,358
4.90%, 11/17/45	1,562	1,374,357
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(a)	4,285	3,996,362
5.38%, 02/07/35	820	812,349
5.38%, 11/02/43	1,547	1,458,109
5.39%, 04/24/34	1,685	1,672,194
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(a)	2,170	2,179,917
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(a)	1,730	1,738,287
5.61%, 01/15/44	1,943	1,879,464
5.95%, 12/01/86	708	700,382
Series B, 7.95%, 11/15/29	561	611,445
Wells Fargo Bank NA
5.85%, 02/01/37	585	593,787
5.95%, 08/26/36	225	226,350
Security	Par (000)	Value

Banks (continued)
6.60%, 01/15/38	$863	$941,637
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.250%)(a)	460	378,787
Western Alliance Bank, 5.25%, 06/01/30(a)(c)	200	180,450
Westpac Banking Corp.
1.02%, 11/18/24	455	430,116
1.15%, 06/03/26	1,530	1,369,824
1.95%, 11/20/28	1,000	859,300
2.15%, 06/03/31	670	555,711
2.35%, 02/19/25	573	547,232
2.65%, 01/16/30	982	867,253
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(a)	1,075	826,944
2.70%, 08/19/26	1,449	1,349,497
2.85%, 05/13/26	1,059	997,800
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(a)	1,265	1,189,505
2.96%, 11/16/40	714	473,803
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(a)	890	682,719
3.13%, 11/18/41	830	555,594
3.35%, 03/08/27	694	655,733
3.40%, 01/25/28	670	634,182
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)	1,245	1,090,558
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(a)	545	508,425
4.42%, 07/24/39	795	655,716
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(a)	595	565,018
5.46%, 11/18/27	1,880	1,914,536
Westpac New Zealand Ltd., 4.90%, 02/15/28(b)	450	441,212
Wintrust Financial Corp., 4.85%, 06/06/29	50	45,250
Woori Bank
0.75%, 02/01/26(d)	800	710,896
4.25%, (Call 10/04/24),
(5-year CMT + 2.664%)(a)(d)(e)	400	385,224
4.88%, 01/26/28(d)	600	594,522
5.13%, 08/06/28(d)	200	194,202
Yapi ve Kredi Bankasi AS
7.88%, 01/22/31 (Call 01/22/26),
(5-year CMT + 7.415%)(a)(d)	400	382,416
8.25%, 10/15/24(d)	200	201,898
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	475	378,922
		1,424,386,633
Beverages — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(d)	400	329,264
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	3,141	3,046,456
4.90%, 02/01/46 (Call 08/01/45)	6,216	5,891,711
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(c)	100	86,113
4.63%, 02/01/44	1,022	939,146
4.70%, 02/01/36 (Call 08/01/35)	1,265	1,225,026
4.90%, 02/01/46 (Call 08/01/45)	1,501	1,415,083
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	1,625	1,501,272
3.65%, 02/01/26 (Call 11/01/25)	2,870	2,777,213

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.75%, 07/15/42(c)	$115	$95,540
4.00%, 04/13/28 (Call 01/13/28)	1,672	1,613,330
4.35%, 06/01/40 (Call 12/01/39)	1,188	1,082,209
4.38%, 04/15/38 (Call 10/15/37)	1,150	1,065,509
4.44%, 10/06/48 (Call 04/06/48)	1,480	1,318,576
4.50%, 06/01/50 (Call 12/01/49)	365	332,132
4.60%, 04/15/48 (Call 10/15/47)	2,037	1,859,496
4.60%, 06/01/60 (Call 12/01/59)	455	406,406
4.75%, 01/23/29 (Call 10/23/28)	3,207	3,193,306
4.75%, 04/15/58 (Call 10/15/57)	605	553,714
4.90%, 01/23/31 (Call 10/23/30)	889	897,543
4.95%, 01/15/42	1,576	1,533,669
5.45%, 01/23/39 (Call 07/23/38)	1,338	1,379,251
5.55%, 01/23/49 (Call 07/23/48)	2,479	2,570,178
5.80%, 01/23/59 (Call 07/23/58)	1,547	1,654,315
5.88%, 06/15/35	75	79,935
8.00%, 11/15/39	603	761,197
8.20%, 01/15/39	1,243	1,607,472
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	570	525,751
4.45%, 05/15/25 (Call 03/15/25)(d)	605	589,306
4.70%, 05/15/28 (Call 02/15/28)(d)	376	364,190
5.15%, 05/15/38 (Call 11/15/37)(d)	50	47,001
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29 (Call 12/15/28)(b)	120	119,087
5.90%, 06/15/43 (Call 12/15/42)(b)	35	35,268
Becle SAB de CV, 2.50%, 10/14/31
(Call 07/14/31)(d)	600	475,932
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	35	33,967
4.00%, 04/15/38 (Call 10/15/37)	261	230,244
4.50%, 07/15/45 (Call 01/15/45)	191	175,546
4.75%, 04/15/33 (Call 01/15/33)	375	375,600
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29
(Call 04/27/26)(d)	609	562,625
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32
(Call 10/19/31)(d)	450	383,216
Coca-Cola Co. (The)
1.00%, 03/15/28	1,840	1,583,449
1.38%, 03/15/31	1,100	873,972
1.45%, 06/01/27	764	683,367
1.50%, 03/05/28	495	435,719
1.65%, 06/01/30	750	622,822
1.75%, 09/06/24	481	463,655
2.00%, 03/05/31	552	462,775
2.13%, 09/06/29	1,295	1,138,396
2.25%, 01/05/32	1,370	1,157,897
2.50%, 06/01/40	860	636,374
2.50%, 03/15/51	870	582,517
2.60%, 06/01/50	1,318	905,123
2.75%, 06/01/60	790	533,487
2.88%, 05/05/41	1,045	809,865
2.90%, 05/25/27	332	313,239
3.00%, 03/05/51	1,123	839,139
3.38%, 03/25/27	655	631,361
3.45%, 03/25/30	1,064	996,372
4.20%, 03/25/50	205	189,928
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	335	323,814
Security	Par (000)	Value

Beverages (continued)
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	$255	$226,466
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	890	695,446
2.75%, 01/22/30 (Call 10/22/29)	1,147	1,015,795
5.25%, 11/26/43	180	177,165
Coca-Cola Icecek AS, 4.50%, 01/20/29
(Call 10/20/28)(d)	400	360,584
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	820	663,109
2.88%, 05/01/30 (Call 02/01/30)	595	515,823
3.15%, 08/01/29 (Call 05/01/29)	731	659,362
3.50%, 05/09/27 (Call 02/09/27)	378	358,386
3.60%, 02/15/28 (Call 11/15/27)	553	519,068
3.70%, 12/06/26 (Call 09/06/26)	756	723,522
3.75%, 05/01/50 (Call 11/01/49)	420	327,760
4.10%, 02/15/48 (Call 08/15/47)	455	367,067
4.35%, 05/09/27 (Call 04/09/27)	710	693,826
4.40%, 11/15/25 (Call 09/15/25)	681	668,592
4.50%, 05/09/47 (Call 11/09/46)	435	372,808
4.65%, 11/15/28 (Call 08/15/28)	470	461,728
4.75%, 11/15/24	673	666,135
4.75%, 12/01/25	320	316,064
4.75%, 05/09/32 (Call 02/09/32)	5	4,830
4.90%, 05/01/33	560	546,398
5.00%, 02/02/26 (Call 02/02/24)	198	195,915
5.25%, 11/15/48 (Call 05/15/48)	486	463,109
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	445	411,376
2.00%, 04/29/30 (Call 01/29/30)	1,213	1,017,198
2.13%, 04/29/32 (Call 01/29/32)	593	481,172
3.88%, 05/18/28 (Call 02/18/28)	705	678,788
3.88%, 04/29/43 (Call 10/29/42)	165	138,427
5.20%, 10/24/25	750	751,425
5.30%, 10/24/27 (Call 09/24/27)	930	945,605
5.50%, 01/24/33 (Call 10/24/32)	610	642,458
5.88%, 09/30/36	281	300,667
Diageo Investment Corp.
4.25%, 05/11/42	365	326,076
7.45%, 04/15/35	130	155,784
Embotelladora Andina SA, 3.95%, 01/21/50
(Call 07/21/49)(d)	350	273,819
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)	1,445	1,374,498
4.00%, 10/01/42(b)	415	344,720
4.35%, 03/29/47 (Call 09/29/46)(b)	650	547,066
JDE Peet’s NV
0.80%, 09/24/24 (Call 08/31/23)(b)	150	140,901
1.38%, 01/15/27 (Call 12/15/26)(b)	665	580,086
2.25%, 09/24/31 (Call 06/24/31)(b)	630	489,913
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	320	263,014
2.55%, 09/15/26 (Call 06/15/26)	972	897,127
3.20%, 05/01/30 (Call 02/01/30)	1,088	970,213
3.35%, 03/15/51 (Call 09/15/50)	390	276,081
3.40%, 11/15/25 (Call 08/15/25)	405	389,071
3.43%, 06/15/27 (Call 03/15/27)	654	618,167
3.80%, 05/01/50 (Call 11/01/49)	470	365,016
3.95%, 04/15/29 (Call 02/15/29)	495	469,715
4.05%, 04/15/32 (Call 01/15/32)(c)	595	552,291

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.42%, 05/25/25 (Call 03/25/25)	$391	$384,161
4.42%, 12/15/46 (Call 06/15/46)	600	510,024
4.50%, 11/15/45 (Call 05/15/45)	375	326,235
4.50%, 04/15/52 (Call 10/15/51)	711	622,495
4.60%, 05/25/28 (Call 02/25/28)	300	294,264
5.09%, 05/25/48 (Call 11/25/47)	75	70,602
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,964	1,848,713
4.20%, 07/15/46 (Call 01/15/46)	1,226	1,005,639
5.00%, 05/01/42	655	610,918
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	706	566,212
1.63%, 05/01/30 (Call 02/01/30)	1,045	866,148
1.95%, 10/21/31 (Call 07/21/31)	830	682,990
2.25%, 03/19/25 (Call 02/19/25)	1,982	1,896,100
2.38%, 10/06/26 (Call 07/06/26)	1,172	1,100,895
2.63%, 03/19/27 (Call 01/19/27)	490	458,616
2.63%, 07/29/29 (Call 04/29/29)	1,092	986,502
2.63%, 10/21/41 (Call 04/21/41)	526	393,464
2.75%, 04/30/25 (Call 01/30/25)	531	510,243
2.75%, 03/19/30 (Call 12/19/29)	1,435	1,286,391
2.75%, 10/21/51 (Call 04/21/51)	925	651,163
2.85%, 02/24/26 (Call 11/24/25)	270	257,926
2.88%, 10/15/49 (Call 04/15/49)	944	697,663
3.00%, 10/15/27 (Call 07/15/27)	1,005	950,941
3.38%, 07/29/49 (Call 01/29/49)	403	321,771
3.45%, 10/06/46 (Call 04/06/46)	543	444,695
3.50%, 07/17/25 (Call 04/17/25)	565	549,101
3.60%, 02/18/28 (Call 01/18/28)	530	511,243
3.60%, 08/13/42	624	532,366
3.63%, 03/19/50 (Call 09/19/49)	540	449,847
3.88%, 03/19/60 (Call 09/19/59)	300	256,107
3.90%, 07/18/32 (Call 04/18/32)	955	917,363
4.00%, 03/05/42	450	398,664
4.00%, 05/02/47 (Call 11/02/46)	230	209,261
4.20%, 07/18/52 (Call 01/18/52)	475	439,803
4.45%, 05/15/28 (Call 04/15/28)	630	631,745
4.45%, 02/15/33 (Call 11/15/32)(c)	555	557,004
4.45%, 04/14/46 (Call 10/14/45)	350	335,150
4.55%, 02/13/26 (Call 01/13/26)	608	605,945
4.65%, 02/15/53 (Call 08/15/52)	910	902,656
4.88%, 11/01/40	400	399,332
7.00%, 03/01/29	450	503,573
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	925	785,686
1.63%, 04/01/31 (Call 01/01/30)(b)	745	580,780
2.75%, 10/01/50 (Call 04/01/50)(b)	533	336,664
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	435	417,374
5.50%, 01/15/42(b)	240	238,925
Primo Water Holdings Inc., 4.38%, 04/30/29
(Call 04/30/24)(b)	558	489,907
Suntory Holdings Ltd., 2.25%, 10/16/24
(Call 09/16/24)(b)	607	579,297
Triton Water Holdings Inc., 6.25%, 04/01/29
(Call 04/01/24)(b)	545	463,310
		112,551,572
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,225	1,049,360
Security	Par (000)	Value

Biotechnology (continued)
1.90%, 02/21/25 (Call 01/21/25)	$275	$260,337
2.00%, 01/15/32 (Call 10/15/31)	995	786,597
2.20%, 02/21/27 (Call 12/21/26)	1,212	1,100,363
2.30%, 02/25/31 (Call 11/25/30)	1,003	831,758
2.45%, 02/21/30 (Call 11/21/29)	1,148	979,221
2.60%, 08/19/26 (Call 05/19/26)	1,132	1,052,420
2.77%, 09/01/53 (Call 03/01/53)	771	471,821
2.80%, 08/15/41 (Call 02/15/41)	1,420	1,003,684
3.00%, 02/22/29 (Call 12/22/28)	650	588,829
3.00%, 01/15/52 (Call 07/15/51)	1,460	962,607
3.13%, 05/01/25 (Call 02/01/25)	994	955,294
3.15%, 02/21/40 (Call 08/21/39)	1,990	1,510,410
3.20%, 11/02/27 (Call 08/02/27)	727	679,149
3.35%, 02/22/32 (Call 11/22/31)	360	316,112
3.38%, 02/21/50 (Call 08/21/49)	1,657	1,189,676
4.05%, 08/18/29 (Call 06/18/29)	920	874,074
4.20%, 03/01/33 (Call 12/01/32)	740	686,838
4.20%, 02/22/52 (Call 08/22/51)	370	302,338
4.40%, 05/01/45 (Call 11/01/44)	2,131	1,824,903
4.40%, 02/22/62 (Call 08/22/61)	710	580,326
4.56%, 06/15/48 (Call 12/15/47)	769	672,837
4.66%, 06/15/51 (Call 12/15/50)	2,487	2,192,639
4.88%, 03/01/53 (Call 09/01/52)	427	388,476
4.95%, 10/01/41	618	568,844
5.15%, 03/02/28 (Call 02/02/28)	2,710	2,712,114
5.15%, 11/15/41 (Call 05/15/41)	890	849,247
5.25%, 03/02/25	2,280	2,273,958
5.25%, 03/02/30 (Call 01/02/30)	1,895	1,904,873
5.25%, 03/02/33 (Call 12/02/32)	3,260	3,252,632
5.60%, 03/02/43 (Call 09/02/42)	2,515	2,501,117
5.65%, 06/15/42 (Call 12/15/41)	155	154,093
5.65%, 03/02/53 (Call 09/02/52)	2,445	2,452,824
5.75%, 03/15/40	280	277,995
5.75%, 03/02/63 (Call 09/02/62)	1,665	1,673,691
6.38%, 06/01/37	365	391,977
6.40%, 02/01/39	631	677,726
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,122	1,090,719
5.25%, 06/23/45 (Call 12/23/44)	530	513,385
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,193	984,535
3.15%, 05/01/50 (Call 11/01/49)	1,355	913,338
3.25%, 02/15/51 (Call 08/15/50)	786	540,139
4.05%, 09/15/25 (Call 06/15/25)	1,221	1,184,797
5.20%, 09/15/45 (Call 03/15/45)	480	474,355
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	265	249,044
3.70%, 03/15/32 (Call 12/15/31)	564	495,136
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(b)	200	191,396
4.05%, 04/27/29 (Call 02/27/29)(b)	250	237,820
4.25%, 04/27/32 (Call 01/27/32)(b)	310	292,770
4.63%, 04/27/42 (Call 10/27/41)(b)	315	289,772
4.75%, 04/27/52 (Call 10/27/51)(b)	595	547,257
4.95%, 04/27/62 (Call 10/27/61)(b)	365	332,307
Emergent BioSolutions Inc., 3.88%, 08/15/28
(Call 08/15/23)(b)(c)	340	185,062
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	890	770,669
1.65%, 10/01/30 (Call 07/01/30)	880	714,006

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.60%, 10/01/40 (Call 04/01/40)	$568	$407,120
2.80%, 10/01/50 (Call 04/01/50)	1,422	947,777
2.95%, 03/01/27 (Call 12/01/26)	1,675	1,571,050
3.50%, 02/01/25 (Call 11/01/24)	891	867,914
3.65%, 03/01/26 (Call 12/01/25)	1,802	1,737,182
4.00%, 09/01/36 (Call 03/01/36)	835	748,553
4.15%, 03/01/47 (Call 09/01/46)	1,177	1,009,760
4.50%, 02/01/45 (Call 08/01/44)	1,473	1,327,895
4.60%, 09/01/35 (Call 03/01/35)	735	704,593
4.75%, 03/01/46 (Call 09/01/45)	1,401	1,314,348
4.80%, 04/01/44 (Call 10/01/43)	1,291	1,219,969
5.65%, 12/01/41 (Call 06/01/41)	1,010	1,052,804
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	690	561,805
5.75%, 12/13/27 (Call 11/13/27)	1,065	1,067,652
5.80%, 12/12/25 (Call 11/12/25)	1,110	1,113,474
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	785	626,932
2.80%, 09/15/50 (Call 03/15/50)	727	461,216
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	798	725,294
1.75%, 09/02/27 (Call 07/02/27)	1,192	1,035,848
2.15%, 09/02/31 (Call 06/02/31)	295	230,371
2.20%, 09/02/30 (Call 06/02/30)	990	796,425
3.30%, 09/02/40 (Call 03/02/40)	430	303,911
3.35%, 09/02/51 (Call 03/02/51)	400	255,996
3.55%, 09/02/50 (Call 03/02/50)	1,115	750,217
Syngenta Group Finance Ltd., 5.00%, 04/19/26
(Call 03/19/26)	200	197,310
		71,993,083
Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30
(Call 07/01/25)(b)	290	265,579
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	972	843,920
5.00%, 03/01/30 (Call 03/01/25)(b)	426	398,540
6.38%, 06/15/32 (Call 06/15/27)(b)	515	513,331
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 08/01/24)(b)	520	508,664
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	576	547,298
2.49%, 02/15/27 (Call 12/15/26)	396	361,382
2.70%, 02/15/31 (Call 11/15/30)	145	122,679
2.72%, 02/15/30 (Call 11/15/29)	2,043	1,764,171
3.38%, 04/05/40 (Call 10/05/39)	1,306	1,006,456
3.58%, 04/05/50 (Call 10/05/49)	1,277	946,908
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(d)	700	603,729
5.20%, 09/17/30 (Call 09/17/25)(d)	400	377,864
5.45%, 11/19/29 (Call 11/19/24)(d)	600	582,180
9.13%, (Call 03/14/28),
(5-year CMT + 4.907%)(a)(d)(e)	800	832,752
Cemex SAB De CV, 5.13%, (Call 06/08/26),
(5-year CMT + 4.534%)(a)(d)(e)	800	739,952
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/23)(b)	304	251,186
CP Atlas Buyer Inc., 7.00%, 12/01/28
(Call 12/01/23)(b)(c)	380	315,088
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	65	60,846
Security	Par (000)	Value

Building Materials (continued)
3.95%, 04/04/28 (Call 01/04/28)(b)	$1,555	$1,474,295
4.50%, 04/04/48 (Call 10/04/47)(b)	330	273,567
CRH America Inc.
3.88%, 05/18/25 (Call 02/18/25)(b)	1,825	1,771,363
5.13%, 05/18/45 (Call 11/18/44)(b)	685	618,144
Eagle Materials Inc., 2.50%, 07/01/31
(Call 04/01/31)	645	529,132
Eco Material Technologies Inc., 7.88%, 01/31/27
(Call 01/31/24)(b)	415	399,342
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30
(Call 06/15/26)(b)	1,695	1,686,966
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	550	486,656
4.00%, 06/15/25 (Call 03/15/25)	260	251,857
4.00%, 03/25/32 (Call 12/25/31)	215	191,462
4.50%, 03/25/52 (Call 09/25/51)	405	318,322
Fortune Brands Innovations Inc., 5.88%, 06/01/33	302	305,237
GCC SAB de CV, 3.61%, 04/20/32
(Call 01/20/32)(d)	400	340,572
Griffon Corp., 5.75%, 03/01/28 (Call 08/31/23)	748	703,703
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	400	374,036
4.75%, 09/22/46 (Call 03/22/46)(b)	245	205,660
Huaxin Cement International Finance Co. Ltd., 2.25%, 11/19/25(d)	400	357,816
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 08/31/23)(b)	310	295,449
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/31/23)(b)	275	270,292
4.88%, 12/15/27 (Call 08/31/23)(b)(c)	320	287,952
6.25%, 05/15/25 (Call 08/03/23)(b)	185	187,875
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	462	444,097
4.50%, 02/15/47 (Call 08/15/46)	393	342,319
4.63%, 07/02/44 (Call 01/02/44)	450	399,051
4.95%, 07/02/64 (Call 01/02/64)(f)	173	153,389
5.13%, 09/14/45 (Call 03/14/45)	188	177,440
6.00%, 01/15/36	339	350,275
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	655	529,476
2.00%, 09/16/31 (Call 06/16/31)	420	334,198
4.90%, 12/01/32 (Call 09/01/32)	480	474,226
Lafarge SA, 7.13%, 07/15/36	260	285,789
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	808	741,809
1.70%, 08/01/27 (Call 06/01/27)	280	244,726
Louisiana-Pacific Corp., 3.63%, 03/15/29
(Call 03/15/24)(b)	265	232,023
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	300	245,214
3.20%, 07/15/51 (Call 01/15/51)	320	221,306
3.45%, 06/01/27 (Call 03/01/27)	515	484,816
3.50%, 12/15/27 (Call 09/15/27)	504	472,278
4.25%, 12/15/47 (Call 06/15/47)	640	531,949
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	290	245,270
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	390	333,887
2.00%, 10/01/30 (Call 07/01/30)	388	309,034
2.00%, 02/15/31 (Call 11/15/30)	687	545,835

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
3.13%, 02/15/51 (Call 08/15/50)	$215	$135,334
3.50%, 11/15/27 (Call 08/15/27)	296	276,683
4.50%, 05/15/47 (Call 11/15/46)	290	230,985
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	255	215,717
5.38%, 02/01/28 (Call 08/31/23)(b)	365	347,254
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)(c)	380	322,164
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)(c)	425	383,057
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	455	424,287
9.75%, 07/15/28 (Call 08/31/23)(b)	225	222,053
Oscar AcquisitionCo LLC/Oscar Finance Inc.,
9.50%, 04/15/30 (Call 04/15/25)(b)	465	442,885
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	1,112	1,050,429
3.88%, 06/01/30 (Call 03/01/30)	485	444,740
3.95%, 08/15/29 (Call 05/15/29)	419	392,247
4.20%, 12/01/24 (Call 09/01/24)	816	799,427
4.30%, 07/15/47 (Call 01/15/47)	470	385,029
4.40%, 01/30/48 (Call 07/30/47)	200	166,118
7.00%, 12/01/36	27	29,718
PGT Innovations Inc., 4.38%, 10/01/29
(Call 10/01/24)(b)	450	417,623
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(Call 11/01/23)(b)	810	771,606
St Marys Cement Inc. Canada, 5.75%, 01/28/27
(Call 10/28/26)(b)	360	359,327
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	819	660,917
4.38%, 07/15/30 (Call 07/15/25)(b)	1,201	1,043,813
4.75%, 01/15/28 (Call 08/31/23)(b)	755	702,097
5.00%, 02/15/27 (Call 08/31/23)(b)	620	592,968
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 08/11/23)(b)	535	504,344
6.50%, 03/15/27 (Call 08/11/23)(b)(c)	198	197,475
Trane Technologies Financing Ltd., 5.25%, 03/03/33
(Call 12/03/32)	355	357,570
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	671	639,081
4.30%, 02/21/48 (Call 08/21/47)	230	194,237
5.75%, 06/15/43	188	190,628
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	709	678,598
3.55%, 11/01/24 (Call 08/01/24)	343	334,113
3.80%, 03/21/29 (Call 12/21/28)	702	663,825
4.50%, 03/21/49 (Call 09/21/48)	205	180,685
4.65%, 11/01/44 (Call 05/01/44)	140	122,937
Ultratech Cement Ltd., 2.80%, 02/16/31
(Call 08/16/30)(d)	200	163,170
Victors Merger Corp., 6.38%, 05/15/29
(Call 05/15/24)(b)	390	280,523
Votorantim Cimentos International SA, 7.25%, 04/05/41(d)	400	428,508
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	800	723,632
3.90%, 04/01/27 (Call 01/01/27)	560	539,202
4.50%, 04/01/25 (Call 01/01/25)	151	148,430
Security	Par (000)	Value

Building Materials (continued)
4.50%, 06/15/47 (Call 12/15/46)	$284	$250,303
4.70%, 03/01/48 (Call 09/01/47)	402	359,730
West China Cement Ltd., 4.95%, 07/08/26
(Call 07/08/24)(d)	400	307,064
		48,551,163
Chemicals — 0.6%
Cerdia Finanz GmbH, 10.50%, 02/15/27
(Call 02/15/24)(b)	450	448,272
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(b)	1,015	878,919
2.50%, 09/27/26 (Call 06/27/26)(b)	510	473,224
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	435	403,902
1.85%, 05/15/27 (Call 03/15/27)	581	523,998
2.05%, 05/15/30 (Call 02/15/30)	745	633,809
2.70%, 05/15/40 (Call 11/15/39)	567	423,168
2.80%, 05/15/50 (Call 11/15/49)	587	416,101
4.80%, 03/03/33 (Call 12/03/32)	580	584,866
Albemarle Corp.
5.05%, 06/01/32 (Call 03/01/32)	430	411,910
5.45%, 12/01/44 (Call 06/01/44)	442	413,155
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(d)	600	486,594
4.25%, 09/18/29 (Call 06/18/29)(d)	200	179,354
Ashland Inc.
3.38%, 09/01/31 (Call 06/01/31)(b)	300	243,051
6.88%, 05/15/43 (Call 02/15/43)	205	205,103
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(b)	600	446,046
7.50%, 09/30/29 (Call 09/30/24)(b)(c)	325	188,997
Avient Corp.
5.75%, 05/15/25 (Call 08/31/23)(b)	500	494,025
7.13%, 08/01/30 (Call 08/01/25)(b)(c)	535	539,382
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(b)	520	448,406
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV, 4.75%, 06/15/27
(Call 09/01/23)(b)	347	330,889
Bayport Polymers LLC, 5.14%, 04/14/32
(Call 01/14/32)(b)	60	53,301
Braskem America Finance Co., 7.13%, 07/22/41
(Call 01/22/41)(c)(d)	400	387,212
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(d)	600	383,856
7.45%, 11/15/29 (Call 11/15/24)(d)	1,000	685,580
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(d)	1,000	915,060
4.50%, 01/31/30(d)	1,200	1,024,788
5.88%, 01/31/50(d)	600	477,366
7.25%, 02/13/33 (Call 11/13/32)(d)	800	788,608
8.50%, 01/23/81 (Call 10/23/25),
(5-year CMT + 8.220%)(a)(d)	400	403,504
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	450	416,394
5.00%, 06/30/32 (Call 03/30/32)	210	200,760
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	510	446,576
6.05%, 03/15/25	1,000	999,090
6.17%, 07/15/27 (Call 06/15/27)	1,515	1,526,423
6.33%, 07/15/29 (Call 05/15/29)	970	973,279

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
6.38%, 07/15/32 (Call 04/15/32)(c)	$505	$510,580
CF Industries Inc.
4.50%, 12/01/26(b)	505	489,087
4.95%, 06/01/43	606	525,147
5.15%, 03/15/34	700	670,656
5.38%, 03/15/44	545	495,481
Cheever Escrow Issuer LLC, 7.13%, 10/01/27
(Call 10/01/24)(b)	225	205,862
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	457	387,207
5.38%, 05/15/27 (Call 02/15/27)	365	347,038
5.75%, 11/15/28 (Call 11/15/23)(b)	595	549,185
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.70%, 06/01/28 (Call 03/01/28)(b)	170	159,559
5.13%, 04/01/25 (Call 03/01/25)(b)	280	278,412
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	600	551,226
3.00%, 09/22/30(d)	800	677,800
3.88%, 06/19/29(d)	600	547,800
4.13%, 07/19/27(d)	1,200	1,135,284
4.88%, 03/14/25(d)	600	588,498
5.13%, 03/14/28(d)	1,150	1,126,367
Consolidated Energy Finance SA
5.63%, 10/15/28 (Call 10/15/24)(b)	420	362,300
6.50%, 05/15/26 (Call 05/15/24)(b)	280	265,854
CVR Partners LP/CVR Nitrogen Finance Corp.,
6.13%, 06/15/28 (Call 06/15/24)(b)	430	389,193
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	625	511,519
3.60%, 11/15/50 (Call 05/15/50)	930	687,000
4.25%, 10/01/34 (Call 04/01/34)	662	601,056
4.38%, 11/15/42 (Call 05/15/42)	1,143	966,304
4.63%, 10/01/44 (Call 04/01/44)	391	336,612
4.80%, 11/30/28 (Call 08/30/28)	435	431,316
4.80%, 05/15/49 (Call 11/15/48)	404	353,056
5.25%, 11/15/41 (Call 05/15/41)	808	770,630
5.55%, 11/30/48 (Call 05/30/48)	460	447,433
6.30%, 03/15/33 (Call 12/15/32)	615	657,638
6.90%, 05/15/53 (Call 11/15/52)	465	526,217
7.38%, 11/01/29	630	699,659
9.40%, 05/15/39	431	585,238
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	1,457	1,430,526
4.73%, 11/15/28 (Call 08/15/28)	1,965	1,948,278
5.32%, 11/15/38 (Call 05/15/38)	1,581	1,568,020
5.42%, 11/15/48 (Call 05/15/48)	869	858,789
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	781	759,296
4.50%, 12/01/28 (Call 09/01/28)	382	368,076
4.65%, 10/15/44 (Call 04/15/44)	684	577,070
4.80%, 09/01/42 (Call 03/01/42)	340	295,678
5.75%, 03/08/33 (Call 12/08/32)	275	274,343
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	558	439,760
2.13%, 02/01/32 (Call 11/01/31)	1,095	900,462
2.13%, 08/15/50 (Call 02/15/50)(c)	725	425,771
2.70%, 11/01/26 (Call 08/01/26)	685	645,017
2.70%, 12/15/51 (Call 06/15/51)	403	263,344
2.75%, 08/18/55 (Call 02/18/55)	464	295,104
Security	Par (000)	Value

Chemicals (continued)
3.25%, 12/01/27 (Call 09/01/27)	$199	$187,498
4.80%, 03/24/30 (Call 12/24/29)	510	510,331
5.25%, 01/15/28 (Call 12/15/27)	450	458,127
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	660	614,922
2.30%, 07/15/30 (Call 04/15/30)	587	489,423
Element Solutions Inc., 3.88%, 09/01/28
(Call 09/01/23)(b)	610	539,216
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(d)	600	528,432
4.25%, 11/03/26(d)	900	863,190
EverArc Escrow Sarl, 5.00%, 10/30/29
(Call 10/30/24)(b)	535	425,534
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	283	262,171
3.45%, 10/01/29 (Call 07/01/29)	386	338,561
4.50%, 10/01/49 (Call 04/01/49)	315	240,329
5.15%, 05/18/26	380	375,748
5.65%, 05/18/33	380	367,422
6.38%, 05/18/53 (Call 11/18/52)	380	378,678
Formosa Group Cayman Ltd., 3.38%, 04/22/25(d)	600	576,378
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(d)	1,600	1,324,992
4.30%, 03/18/51 (Call 09/18/50)(d)	400	293,404
GPD Companies Inc., 10.13%, 04/01/26
(Call 08/31/23)(b)	350	326,203
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	215	202,831
4.25%, 10/15/28 (Call 10/15/23)	215	192,775
Herens Holdco Sarl, 4.75%, 05/15/28
(Call 05/15/24)(b)	225	173,966
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	628	505,465
4.50%, 05/01/29 (Call 02/01/29)	834	775,395
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(b)(d)	453	453,236
Illuminate Buyer LLC/Illuminate Holdings IV Inc.,
9.00%, 07/01/28 (Call 08/31/23)(b)	344	314,395
INEOS Finance PLC, 6.75%, 05/15/28
(Call 02/15/25)(b)	300	285,999
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26
(Call 08/31/23)(b)	300	274,398
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	425	368,050
Innophos Holdings Inc., 9.38%, 02/15/28
(Call 08/31/23)(b)	175	174,200
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	831	748,124
1.83%, 10/15/27 (Call 08/15/27)(b)	1,110	943,078
2.30%, 11/01/30 (Call 08/01/30)(b)	1,033	822,444
3.27%, 11/15/40 (Call 05/15/40)(b)	200	141,114
3.47%, 12/01/50 (Call 06/01/50)(b)	535	357,177
4.38%, 06/01/47 (Call 12/01/46)	801	615,120
4.45%, 09/26/28 (Call 06/26/28)	140	132,240
5.00%, 09/26/48 (Call 03/26/48)	995	854,377
Iris Holdings Inc.
8.75%, 02/15/26 (Call 02/15/24),
(9.50% PIK)(b)(g)	160	150,280
10.00%, 12/15/28 (Call 06/15/25)(b)(c)	280	220,553
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26
(Call 11/01/23), (10.00% PIK)(b)(c)(g)	165	115,601

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LG Chem Ltd.
1.38%, 07/07/26(d)	$600	$532,518
2.38%, 07/07/31(d)	200	162,448
3.25%, 10/15/24(d)	200	193,952
3.63%, 04/15/29(d)	600	553,326
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	550	435,242
2.00%, 08/10/50 (Call 02/10/50)	665	376,523
2.65%, 02/05/25 (Call 11/05/24)	505	485,391
3.20%, 01/30/26 (Call 10/30/25)	209	201,259
3.55%, 11/07/42 (Call 05/07/42)	251	203,149
4.70%, 12/05/25 (Call 11/05/25)	300	299,655
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(Call 10/15/24)(b)	275	229,993
Lubrizol Corp. (The), 6.50%, 10/01/34	120	139,589
LYB Finance Co. BV, 8.10%, 03/15/27(b)	90	97,255
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	594	516,412
5.25%, 07/15/43	462	420,563
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	465	423,824
2.25%, 10/01/30 (Call 07/01/30)(c)	480	392,650
3.38%, 10/01/40 (Call 04/01/40)	715	528,757
3.63%, 04/01/51 (Call 10/01/50)	631	436,690
3.80%, 10/01/60 (Call 04/01/60)	545	370,126
4.20%, 10/15/49 (Call 04/15/49)	720	553,118
4.20%, 05/01/50 (Call 11/01/49)	1,019	782,113
5.63%, 05/15/33(c)	430	429,845
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	550	447,298
Mativ Holdings Inc., 6.88%, 10/01/26
(Call 08/31/23)(b)	240	209,314
MEGlobal Canada ULC
5.00%, 05/18/25(d)	800	784,216
5.88%, 05/18/30(d)	400	405,448
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	230	224,089
5.13%, 10/15/27 (Call 04/15/27)	545	514,480
5.25%, 12/15/29 (Call 09/15/29)	521	476,814
5.65%, 12/01/44 (Call 06/01/44)	250	208,608
Minerals Technologies Inc., 5.00%, 07/01/28
(Call 08/11/23)(b)	315	291,359
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	860	826,090
4.88%, 11/15/41 (Call 05/15/41)	325	277,937
5.45%, 11/15/33 (Call 05/15/33)	649	638,668
5.63%, 11/15/43 (Call 05/15/43)	340	321,140
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30).	380	311,942
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	260	231,634
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	546	476,052
3.00%, 04/01/25 (Call 01/01/25)	317	303,179
3.95%, 05/13/50 (Call 11/13/49)	330	254,661
4.00%, 12/15/26 (Call 09/15/26)	633	609,041
4.13%, 03/15/35 (Call 09/15/34)	239	210,867
4.20%, 04/01/29 (Call 01/01/29)	633	601,211
4.90%, 03/27/28 (Call 02/27/28)	600	591,234
4.90%, 06/01/43 (Call 12/01/42)	189	168,858
5.00%, 04/01/49 (Call 10/01/48)	561	502,370
Security	Par (000)	Value

Chemicals (continued)
5.25%, 01/15/45 (Call 07/15/44)	$428	$394,565
5.63%, 12/01/40	75	72,705
5.80%, 03/27/53 (Call 09/27/52)	380	381,919
5.88%, 12/01/36	395	398,693
5.90%, 11/07/24	555	556,304
5.95%, 11/07/25	300	303,252
6.13%, 01/15/41 (Call 07/15/40)	165	169,468
OCI NV
4.63%, 10/15/25 (Call 10/15/23)(b)	178	172,532
6.70%, 03/16/33 (Call 12/16/32)(b)	280	276,640
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(d)	600	504,102
4.50%, 10/22/25(d)	400	388,452
5.13%, 06/23/51 (Call 12/23/50)(d)	400	302,136
6.88%, 04/25/44(d)	200	187,980
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	381	351,206
5.13%, 09/15/27 (Call 08/31/23)	366	349,819
5.63%, 08/01/29 (Call 08/01/24)(c)	520	503,485
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	570	458,246
6.25%, 10/01/29 (Call 10/01/24)(b)	300	221,517
9.75%, 11/15/28 (Call 06/01/25)(b)	1,125	1,088,179
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(d)	405	359,223
2.88%, 05/11/31 (Call 02/11/31)(d)	400	317,260
4.00%, 10/04/27 (Call 07/04/27)(d)	400	372,332
5.50%, 01/15/48 (Call 07/15/47)(d)	1,000	837,850
5.88%, 09/17/44(d)	200	177,886
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/24)(b)(c)	220	129,078
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	475	427,405
2.40%, 08/15/24 (Call 07/15/24)	367	354,632
2.55%, 06/15/30 (Call 03/15/30)	20	17,035
2.80%, 08/15/29 (Call 05/15/29)	200	178,318
3.75%, 03/15/28 (Call 12/15/27)	286	271,548
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 08/31/23)(b)	405	402,853
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 08/19/23)(b)(c)	545	544,673
7.63%, 01/15/26 (Call 01/15/24)(b)(c)	388	346,294
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	170	136,119
3.75%, 03/15/27 (Call 12/15/26)	530	498,815
4.25%, 01/15/48 (Call 07/15/47)	180	136,980
4.55%, 03/01/29 (Call 12/01/28)	225	212,760
5.25%, 06/01/45 (Call 12/01/44)	135	117,503
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(d)	400	333,496
3.00%, 09/14/50 (Call 03/14/50)(d)	400	283,000
SABIC Capital II BV, 4.50%, 10/10/28(d)	600	584,526
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)(c)	400	362,248
5.50%, 03/18/31 (Call 03/18/30)	600	495,828
6.50%, 09/27/28 (Call 06/27/28)	600	552,756
8.75%, 05/03/29 (Call 03/03/29)(d)	800	800,616
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	835	750,406
6.63%, 05/01/29 (Call 05/01/24)(b)	525	459,921

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26
(Call 11/01/23)(b)	$505	$465,065
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	510	410,035
2.30%, 05/15/30 (Call 02/15/30)	380	319,208
2.90%, 03/15/52 (Call 09/15/51)	435	281,710
2.95%, 08/15/29 (Call 05/15/29)	689	613,389
3.30%, 05/15/50 (Call 11/15/49)	180	126,563
3.45%, 08/01/25 (Call 05/01/25)	358	344,579
3.45%, 06/01/27 (Call 03/01/27)	1,211	1,146,756
3.80%, 08/15/49 (Call 02/15/49)	590	455,220
3.95%, 01/15/26 (Call 10/15/25)	410	397,487
4.00%, 12/15/42 (Call 06/15/42)	75	60,580
4.25%, 08/08/25	215	210,807
4.50%, 06/01/47 (Call 12/01/46)	1,074	938,461
4.55%, 08/01/45 (Call 02/01/45)	275	236,129
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(d)	600	421,002
4.25%, 05/07/29 (Call 02/07/29)(d)	400	384,660
4.25%, 01/22/50 (Call 07/22/49)(d)	200	161,268
Solvay Finance America LLC, 4.45%, 12/03/25
(Call 09/03/25)(b)	620	599,174
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(b)	235	210,861
3.38%, 03/15/30 (Call 03/15/25)(b)	220	183,014
Syngenta Finance NV
4.89%, 04/24/25 (Call 02/24/25)(b)	1,605	1,568,759
5.18%, 04/24/28 (Call 01/24/28)(b)	155	151,072
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	340	199,441
5.38%, 09/01/25 (Call 08/31/23)(b)(c)	391	357,925
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	790	654,570
Unigel Luxembourg SA, 8.75%, 10/01/26
(Call 10/01/23)(d)	400	132,532
UPL Corp. Ltd., 4.63%, 06/16/30(d)	600	513,318
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	380	313,147
4.25%, 02/15/30 (Call 02/15/25)(b)(c)	508	499,887
Vibrantz Technologies Inc., 9.00%, 02/15/30
(Call 02/15/25)(b)(c)	550	448,844
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	315	208,895
3.13%, 08/15/51 (Call 02/15/51)	495	310,177
3.38%, 06/15/30 (Call 03/15/30)	250	217,290
3.38%, 08/15/61 (Call 02/15/61)	360	218,876
3.60%, 08/15/26 (Call 05/15/26)	786	743,124
4.38%, 11/15/47 (Call 05/15/47)	270	211,432
5.00%, 08/15/46 (Call 02/15/46)	568	490,440
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 08/31/23)(b)	560	529,161
5.63%, 08/15/29 (Call 08/15/24)(b)	874	738,014
7.38%, 03/01/31 (Call 03/01/26)(b)	255	255,120
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	755	639,024
3.80%, 06/06/26 (Call 03/06/26)(b)	65	61,011
4.75%, 06/01/28 (Call 03/01/28)(b)	500	477,560
7.38%, 11/14/32 (Call 08/14/32)(d)	400	431,220
YPF SA, 9.00%, 06/30/29(d)(f)	541	516,963
Security	Par (000)	Value

Chemicals (continued)
YPF Sociedad Anonima, 7.00%, 09/30/33
(Call 03/30/33)(d)	$525	$408,828
		121,118,160
Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24
(Call 10/31/23)(d)	500	481,645
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25
(Call 08/31/23)(b)	256	255,590
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(d)	400	389,252
Coronado Finance Pty Ltd., 10.75%, 05/15/26
(Call 05/15/24)(b)(c)	168	174,483
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25
(Call 10/22/23)(d)	400	398,572
SunCoke Energy Inc., 4.88%, 06/30/29
(Call 06/30/24)(b)	360	311,670
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	409	369,360
5.20%, 03/01/42 (Call 09/01/41)	358	315,154
5.40%, 02/01/43 (Call 08/01/42)	377	340,842
6.00%, 08/15/40 (Call 02/15/40)	290	281,938
6.13%, 10/01/35	363	364,884
6.25%, 07/15/41 (Call 01/15/41)	246	245,432
Warrior Met Coal Inc., 7.88%, 12/01/28
(Call 12/01/24)(b)	235	237,644
Yankuang Group Cayman Ltd., 2.90%, 11/30/24(d)	400	380,212
		4,546,678
Commercial Services — 0.6%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31
(Call 02/06/31)(d)	800	673,216
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(d)	200	143,584
3.83%, 02/02/32 (Call 08/04/31)(d)	400	299,156
4.00%, 07/30/27 (Call 06/30/27)(d)	400	341,892
4.20%, 08/04/27 (Call 02/04/27)(d)	800	685,744
4.38%, 07/03/29(d)	440	363,832
5.00%, 08/02/41 (Call 02/01/41)	200	137,120
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	730	635,560
4.88%, 07/15/32(b)	565	488,493
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 03/01/24)(b)	313	291,854
Albion Financing 1 SARL/Aggreko Holdings Inc.,
6.13%, 10/15/26 (Call 10/15/23)(b)	371	350,543
Albion Financing 2Sarl, 8.75%, 04/15/27
(Call 10/15/23)(b)	325	302,351
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)(c)	675	515,781
6.63%, 07/15/26 (Call 08/31/23)(b)	1,465	1,400,701
9.75%, 07/15/27 (Call 08/31/23)(b)	799	733,059
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	1,560	1,326,017
Alta Equipment Group Inc., 5.63%, 04/15/26
(Call 08/31/23)(b)	240	224,561
American University (The), Series 2019, 3.67%, 04/01/49	60	47,392

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	$210	$186,482
4.63%, 10/01/27 (Call 08/31/23)(b)	415	390,021
APi Escrow Corp., 4.75%, 10/15/29
(Call 10/15/24)(b)	180	160,240
APi Group DE Inc., 4.13%, 07/15/29
(Call 07/15/24)(b)(c)	230	200,024
Aptim Corp., 7.75%, 06/15/25 (Call 08/16/23)(b)(c)	363	295,104
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	555	482,128
6.75%, 02/15/27 (Call 08/31/23)(b)	485	474,844
ASGN Inc., 4.63%, 05/15/28 (Call 08/31/23)(b)	340	313,555
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	856	756,319
2.45%, 08/12/31 (Call 05/12/31)(b)	590	466,442
4.00%, 05/01/28 (Call 05/01/24)(b)	420	390,499
4.25%, 11/01/29 (Call 11/01/24)(b)	915	835,450
4.38%, 08/15/27 (Call 08/15/23)(b)	560	529,116
5.50%, 08/11/32 (Call 05/11/32)(b)	300	290,454
5.55%, 05/30/33 (Call 02/28/33)(b)	640	622,438
5.95%, 10/15/33 (Call 07/15/33)(b)	200	199,666
Atento Luxco 1 SA, 8.00%, 02/10/26
(Call 02/10/24)(d)	350	4,988
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,060	852,982
1.70%, 05/15/28 (Call 03/15/28)	810	710,467
3.38%, 09/15/25 (Call 06/15/25)	501	485,038
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	330	299,425
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	415	385,896
5.75%, 07/15/27 (Call 08/31/23)(b)	605	577,400
Bidvest Group UK PLC (The), 3.63%, 09/23/26
(Call 09/23/23)(d)	600	540,768
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	382	325,781
3.88%, 08/15/30 (Call 05/15/30)	425	371,922
5.25%, 10/01/25 (Call 07/01/25)	284	279,996
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	670	612,728
3.50%, 06/01/31 (Call 03/01/31)(c)	800	670,184
Brink’s Co. (The)
4.63%, 10/15/27 (Call 08/31/23)(b)	439	412,700
5.50%, 07/15/25 (Call 08/31/23)(b)	330	326,654
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	50	35,684
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	215	135,398
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	206	137,618
4.32%, 08/01/45	295	266,674
4.70%, 11/01/2111	78	66,525
Carriage Services Inc., 4.25%, 05/15/29
(Call 05/15/24)(b)	310	268,606
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/21)	140	132,791
Central Nippon Expressway Co. Ltd., 0.89%, 09/29/25(d)	200	181,076
Security	Par (000)	Value

Commercial Services (continued)
China Merchants Finance Co. Ltd., 4.75%, 08/03/25(d)	$200	$196,196
Cimpress PLC, 7.00%, 06/15/26 (Call 08/16/23)	400	377,288
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	265	256,557
3.70%, 04/01/27 (Call 01/01/27)	789	760,825
4.00%, 05/01/32 (Call 02/01/32)	270	255,166
Claremont Mckenna College, 3.78%, 01/01/2122
(Call 07/01/21)	213	144,736
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27 (Call 05/01/27)(d)	400	385,420
5.00%, 08/06/28(d)	600	599,274
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	230	202,363
8.25%, 04/15/26 (Call 04/15/24)	381	384,070
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)	540	443,464
CoStar Group Inc., 2.80%, 07/15/30
(Call 04/15/30)(b)	1,057	884,149
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/24)(b)	206	198,446
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	370	310,571
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(d)	200	186,320
3.88%, 07/18/29(d)	800	750,944
4.85%, 09/26/28(d)	1,000	988,400
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(d)	600	512,430
5.63%, 09/25/48(d)	1,000	957,590
6.85%, 07/02/37(b)	1,020	1,116,655
DP World Salaam, 6.00%, (Call 01/01/26),
(5-year CMT + 5.750%)(a)(d)(e)	1,100	1,094,434
Duke University
Series 2020, 2.68%, 10/01/44	235	172,817
Series 2020, 2.76%, 10/01/50	690	474,685
Series 2020, 2.83%, 10/01/55	344	233,435
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(b)	50	47,815
6.27%, 06/26/26 (Call 05/26/26)(b)	375	376,860
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	25	20,919
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	428	301,273
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	750	592,620
2.60%, 12/01/24 (Call 11/01/24)	640	612,685
2.60%, 12/15/25 (Call 11/15/25)	738	690,163
3.10%, 05/15/30 (Call 02/15/30)	768	659,881
5.10%, 12/15/27 (Call 11/15/27)	385	382,151
5.10%, 06/01/28	425	418,595
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	678	634,520
3.80%, 11/01/25 (Call 08/01/25)(b)	575	553,938
3.85%, 11/15/24 (Call 08/15/24)(b)	480	469,392
4.20%, 11/01/46 (Call 05/01/46)(b)	430	358,973
4.50%, 02/15/45 (Call 08/15/44)(b)	271	235,204
4.60%, 05/01/28 (Call 04/01/28)(b)	480	468,720
4.90%, 05/01/33 (Call 02/01/33)(b)	490	482,331
5.40%, 05/01/53 (Call 11/01/52)(b)	480	480,499
5.63%, 03/15/42(b)	554	555,313
6.70%, 06/01/34(b)	113	124,507
7.00%, 10/15/37(b)	575	658,352

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	$935	$801,043
4.25%, 02/01/29 (Call 11/01/28)(b)	445	424,628
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	85	54,472
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	415	257,512
Garda World Security Corp.
4.63%, 02/15/27 (Call 08/31/23)(b)	435	401,753
6.00%, 06/01/29 (Call 06/01/24)(b)	385	320,570
7.75%, 02/15/28 (Call 02/15/25)(b)	265	263,455
9.50%, 11/01/27 (Call 08/31/23)(b)	462	452,118
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	444	392,136
3.75%, 10/01/30 (Call 10/01/25)(b)	585	510,360
4.50%, 07/01/28 (Call 08/31/23)(b)	591	552,792
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26
(Call 07/31/23)(d)	800	775,888
GEO Group Inc. (The)
9.50%, 12/31/28 (Call 08/19/23)(b)	180	176,137
10.50%, 06/30/28 (Call 08/11/23)	133	133,356
George Washington University (The)
4.87%, 09/15/45	330	311,431
Series 2014, 4.30%, 09/15/44	220	192,960
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	462	390,575
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	522	352,246
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	190	171,562
Series B, 4.32%, 04/01/49 (Call 10/01/48)	80	70,121
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	205	183,370
1.50%, 11/15/24 (Call 10/15/24)	88	83,082
2.15%, 01/15/27 (Call 12/15/26)	500	446,835
2.65%, 02/15/25 (Call 01/15/25)	1,032	984,332
2.90%, 05/15/30 (Call 02/15/30)	670	569,064
2.90%, 11/15/31 (Call 08/15/31)	880	723,765
3.20%, 08/15/29 (Call 05/15/29)	1,092	961,397
4.15%, 08/15/49 (Call 02/15/49)	721	541,471
4.45%, 06/01/28 (Call 03/01/28)	272	257,638
4.80%, 04/01/26 (Call 01/01/26)	812	798,099
4.95%, 08/15/27 (Call 07/15/27)	520	509,995
5.30%, 08/15/29 (Call 06/15/29)	275	270,072
5.40%, 08/15/32 (Call 05/15/32)(c)	135	132,393
5.95%, 08/15/52 (Call 02/15/52)	485	472,618
Graham Holdings Co., 5.75%, 06/01/26
(Call 08/11/23)(b)	295	289,953
Grand Canyon University
4.13%, 10/01/24	275	261,104
4.38%, 10/01/26	150	141,216
5.13%, 10/01/28 (Call 08/01/28)(c)	305	279,292
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,056	928,044
2.65%, 07/15/31 (Call 04/15/31)	485	378,489
Herc Holdings Inc., 5.50%, 07/15/27
(Call 08/31/23)(b)	896	860,751
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	402	363,372
5.00%, 12/01/29 (Call 12/01/24)(b)	755	623,630
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	135	115,245
HPHT Finance 19 Ltd., 2.88%, 11/05/24(d)	600	578,580
Security	Par (000)	Value

Commercial Services (continued)
HPHT Finance 21 II Ltd., 1.50%, 09/17/26
(Call 08/17/26)(d)	$400	$352,816
HPHT Finance 21 Ltd., 2.00%, 03/19/26
(Call 02/19/26)(d)	600	547,092
Hutama Karya Persero PT, 3.75%, 05/11/30
(Call 02/11/30)(d)	450	412,285
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)	220	220,103
Series 2013, 4.08%, 07/01/53	270	234,128
Series A, 2.81%, 01/01/60 (Call 07/01/59)	203	133,221
Korn Ferry, 4.63%, 12/15/27 (Call 08/31/23)(b)	305	288,310
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26
(Call 08/31/23)(b)	280	262,542
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	281	247,999
2.41%, 06/01/50 (Call 12/01/49)	340	219,021
3.65%, 05/01/48 (Call 11/01/47)	375	316,474
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	357	262,955
3.89%, 07/01/2116	133	100,783
3.96%, 07/01/38	200	182,974
4.68%, 07/01/2114	338	312,200
5.60%, 07/01/2111	394	434,417
Series F, 2.99%, 07/01/50 (Call 01/01/50)	285	208,212
Series G, 2.29%, 07/01/51 (Call 01/01/51)	516	320,658
Matthews International Corp., 5.25%, 12/01/25
(Call 08/31/23)(b)	141	136,487
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/23)(d)	400	390,936
Metis Merger Sub LLC, 6.50%, 05/15/29
(Call 05/15/24)(b)	500	424,110
Mobius Merger Sub Inc., 9.00%, 06/01/30
(Call 06/01/26)(b)	380	345,378
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	370	299,304
2.75%, 08/19/41 (Call 02/19/41)	445	312,408
3.10%, 11/29/61 (Call 05/29/61)	655	420,274
3.25%, 01/15/28 (Call 10/15/27)	857	801,381
3.25%, 05/20/50 (Call 11/20/49)	195	137,309
3.75%, 03/24/25 (Call 02/24/25)	140	136,311
3.75%, 02/25/52 (Call 08/25/51)	335	261,334
4.25%, 02/01/29 (Call 11/01/28)	155	149,236
4.25%, 08/08/32 (Call 05/08/32)	15	14,251
4.88%, 12/17/48 (Call 06/17/48)	445	413,983
5.25%, 07/15/44	534	517,286
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	785	684,253
5.75%, 11/01/28 (Call 11/01/23)(b)(c)	790	604,935
Neptune Bidco U.S. Inc., 9.29%, 04/15/29
(Call 10/15/25)(b)	1,965	1,807,564
NESCO Holdings II Inc., 5.50%, 04/15/29
(Call 04/15/24)(b)	670	610,263
Northeastern University, Series 2020, 2.89%,
10/01/50	353	241,328
Northwestern University
4.64%, 12/01/44	343	328,790
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	354	288,818
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	178	120,141

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	$797	$747,235
2.30%, 06/01/30 (Call 03/01/30)	810	687,228
2.40%, 10/01/24 (Call 09/01/24)	1,262	1,216,783
2.65%, 10/01/26 (Call 08/01/26)	752	700,052
2.85%, 10/01/29 (Call 07/01/29)	1,344	1,197,612
3.25%, 06/01/50 (Call 12/01/49)	1,168	843,985
3.90%, 06/01/27 (Call 05/01/27)	100	97,057
4.40%, 06/01/32 (Call 03/01/32)(c)	518	499,658
5.05%, 06/01/52 (Call 12/01/51)(c)	530	521,393
5.25%, 06/01/62 (Call 12/01/61)	635	615,537
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 06/15/29 (Call 06/15/24)(b)(c)	310	252,678
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)(c)	405	223,795
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(d)	420	401,558
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(d)	800	784,360
4.88%, 10/01/24(d)	200	197,862
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 08/16/23)(b)	417	415,136
Port of Newcastle Investments Financing Pty Ltd.,
5.90%, 11/24/31 (Call 08/24/31)(b)	115	98,349
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	286	188,866
3.15%, 07/15/46 (Call 01/15/46)	621	471,693
3.30%, 07/15/56 (Call 01/15/56)	601	452,807
6.50%, 01/15/39(b)	155	181,606
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	750	661,702
5.75%, 04/15/26(b)	1,010	990,426
6.25%, 01/15/28 (Call 08/31/23)(b)(c)	970	914,594
PROG Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(b)	420	380,654
PSA Treasury Pte Ltd.
2.25%, 04/30/30 (Call 01/30/30)(d)	800	683,776
2.50%, 04/12/26 (Call 10/12/25)(d)	200	186,052
PSA Treasury Pte. Ltd., 2.13%, 09/05/29
(Call 06/05/29)(d)	200	171,406
Quanta Services Inc.
0.95%, 10/01/24 (Call 08/31/23)	45	42,516
2.35%, 01/15/32 (Call 10/15/31)	435	344,355
2.90%, 10/01/30 (Call 07/01/30)	925	786,083
3.05%, 10/01/41 (Call 04/01/41)	400	277,324
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	944	836,790
4.00%, 03/18/29 (Call 12/18/28)	786	753,617
4.75%, 05/20/32 (Call 02/20/32)	80	78,030
Rent-A-Center Inc./TX, 6.38%, 02/15/29
(Call 02/15/24)(b)	332	304,876
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	509	327,531
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	150	107,438
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	876	692,250
2.30%, 08/15/60 (Call 02/15/60)	1,518	857,594
2.45%, 03/01/27 (Call 02/01/27)	295	272,368
2.50%, 12/01/29 (Call 09/01/29)	800	699,296
2.70%, 03/01/29 (Call 01/01/29)	220	198,046
Security	Par (000)	Value

Commercial Services (continued)
2.90%, 03/01/32 (Call 12/01/31)	$245	$211,739
2.95%, 01/22/27 (Call 10/22/26)	440	414,357
3.25%, 12/01/49 (Call 06/01/49)	899	668,038
3.70%, 03/01/52 (Call 09/01/51)	570	459,728
3.90%, 03/01/62 (Call 09/01/61)	55	44,921
4.25%, 05/01/29 (Call 02/01/29)	513	499,277
4.75%, 08/01/28 (Call 05/01/28)	565	562,983
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 08/31/23)(b)	625	564,006
11.25%, 12/15/27 (Call 06/15/25)(b)(c)	445	394,061
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	620	516,956
4.00%, 05/15/31 (Call 05/15/26)	605	515,684
4.63%, 12/15/27 (Call 08/31/23)	375	355,864
5.13%, 06/01/29 (Call 06/01/24)	570	542,406
7.50%, 04/01/27	240	247,862
Shanghai Port Group BVI Development 2 Co. Ltd.,
2.38%, 07/13/30 (Call 04/13/30)(d)	1,000	857,040
Shanghai Port Group BVI Development Co. Ltd.
2.40%, 09/11/24(d)	400	385,868
3.38%, 06/18/29(d)	300	275,973
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26 (Call 08/31/23)(b)	285	268,977
Signal Parent Inc., 6.13%, 04/01/29
(Call 04/01/24)(b)(c)	220	133,927
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	100	90,500
2.72%, 04/16/31 (Call 01/16/31)(b)	210	174,329
Sotheby’s, 7.38%, 10/15/27 (Call 08/11/23)(b)	560	495,813
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29
(Call 06/01/24)(b)	190	147,248
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(d)	400	317,212
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	280	236,284
Thomas Jefferson University, 3.85%, 11/01/57
(Call 05/01/57)	397	287,627
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	385	314,183
3.38%, 03/22/27 (Call 12/22/26)(b)	235	219,234
4.13%, 02/02/26 (Call 11/02/25)(b)	35	33,747
TriNet Group Inc., 3.50%, 03/01/29
(Call 03/01/24)(b)	330	287,958
Triton Container International Ltd.
2.05%, 04/15/26 (Call 03/15/26)(b)	50	44,165
3.15%, 06/15/31 (Call 03/15/31)(b)	795	611,395
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	105	81,611
Trustees of Boston College, 3.13%, 07/01/52	195	142,500
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	357	309,426
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	200	182,786
5.70%, 03/01/39	317	347,058
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	568	382,758
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)(c)	255	181,047
4.67%, 09/01/2112	15	13,290
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	240	153,103
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	575	486,818
3.88%, 11/15/27 (Call 08/11/23)	584	542,367

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.88%, 02/15/31 (Call 08/15/25)	$811	$698,636
4.00%, 07/15/30 (Call 07/15/25)	525	464,242
4.88%, 01/15/28 (Call 08/11/23)	1,250	1,191,662
5.25%, 01/15/30 (Call 01/15/25)	555	528,626
5.50%, 05/15/27 (Call 08/31/23)	375	368,760
6.00%, 12/15/29 (Call 12/15/25)(b)	935	934,065
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	155	109,632
4.00%, 10/01/53 (Call 04/01/53)	590	508,008
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	85	64,831
Series C, 2.55%, 04/01/50 (Call 10/01/49)	256	173,345
University of Miami, 4.06%, 04/01/52	61	51,058
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	384	309,420
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	390	312,308
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	350	238,333
3.03%, 10/01/39	738	593,500
4.98%, 10/01/53	150	151,443
5.25%, 10/01/2111(c)	225	220,727
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	518	443,325
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	185	129,234
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	173	105,381
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	465	339,301
4.00%, 06/15/25 (Call 03/15/25)	274	267,114
4.13%, 03/15/29 (Call 12/15/28)	672	646,498
5.50%, 06/15/45 (Call 12/15/44)	399	374,561
5.75%, 04/01/33 (Call 01/01/33)	460	475,631
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 08/31/23)(b)	760	760,714
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26
(Call 08/31/23)(b)	635	595,395
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	375	299,213
4.35%, 04/15/2122 (Call 10/15/21)	99	80,966
William Marsh Rice University
3.57%, 05/15/45	375	310,391
3.77%, 05/15/55	300	245,469
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/31/23)(b)	390	359,958
WW International Inc., 4.50%, 04/15/29
(Call 04/15/24)(b)	385	273,427
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	220	204,912
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	428	351,987
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	413	266,653
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	600	547,146
ZipRecruiter Inc., 5.00%, 01/15/30
(Call 01/15/25)(b)(c)	415	354,385
		127,621,434
Computers — 0.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(Call 05/01/24)(b)	295	254,095
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	682	567,799
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,341	1,229,241
0.70%, 02/08/26 (Call 01/08/26)	1,720	1,553,762
1.13%, 05/11/25 (Call 04/11/25)	1,461	1,367,277
Security	Par (000)	Value

Computers (continued)
1.20%, 02/08/28 (Call 12/08/27)	$1,922	$1,668,142
1.25%, 08/20/30 (Call 05/20/30)	1,031	833,914
1.40%, 08/05/28 (Call 06/05/28)	725	627,299
1.65%, 05/11/30 (Call 02/11/30)	1,722	1,445,309
1.65%, 02/08/31 (Call 11/08/30)	2,071	1,707,995
1.70%, 08/05/31 (Call 05/05/31)	688	564,002
1.80%, 09/11/24 (Call 08/11/24)	1,340	1,293,877
2.05%, 09/11/26 (Call 07/11/26)	1,920	1,774,675
2.20%, 09/11/29 (Call 06/11/29)	1,576	1,388,456
2.38%, 02/08/41 (Call 08/08/40)	1,058	769,462
2.40%, 08/20/50 (Call 02/20/50)	1,077	715,117
2.45%, 08/04/26 (Call 05/04/26)	1,526	1,430,396
2.50%, 02/09/25	803	773,538
2.55%, 08/20/60 (Call 02/20/60)	1,225	796,519
2.65%, 05/11/50 (Call 11/11/49)	1,893	1,299,128
2.65%, 02/08/51 (Call 08/08/50)	2,220	1,518,547
2.70%, 08/05/51 (Call 02/05/51)	1,195	825,685
2.75%, 01/13/25 (Call 11/13/24)	755	731,112
2.80%, 02/08/61 (Call 08/08/60)	1,320	882,394
2.85%, 08/05/61 (Call 02/05/61)	1,010	675,438
2.90%, 09/12/27 (Call 06/12/27)	1,241	1,166,540
2.95%, 09/11/49 (Call 03/11/49)	1,235	911,553
3.00%, 06/20/27 (Call 03/20/27)	782	741,391
3.00%, 11/13/27 (Call 08/13/27)	1,094	1,030,493
3.20%, 05/13/25	1,600	1,551,344
3.20%, 05/11/27 (Call 02/11/27)	1,904	1,818,529
3.25%, 02/23/26 (Call 11/23/25)	3,075	2,963,408
3.25%, 08/08/29 (Call 06/08/29)	1,145	1,073,277
3.35%, 02/09/27 (Call 11/09/26)	2,025	1,943,473
3.35%, 08/08/32 (Call 05/08/32)	1,040	966,160
3.45%, 02/09/45	1,534	1,275,536
3.75%, 09/12/47 (Call 03/12/47)	457	391,114
3.75%, 11/13/47 (Call 05/13/47)	443	379,669
3.85%, 05/04/43	2,372	2,106,858
3.85%, 08/04/46 (Call 02/04/46)	1,596	1,389,398
3.95%, 08/08/52 (Call 02/08/52)	1,370	1,201,106
4.00%, 05/10/28	675	663,208
4.10%, 08/08/62 (Call 02/08/62)	875	761,836
4.15%, 05/10/30 (Call 03/10/30)	600	591,888
4.25%, 02/09/47 (Call 08/09/46)	968	913,202
4.30%, 05/10/33(c)	800	794,992
4.38%, 05/13/45	1,719	1,617,888
4.45%, 05/06/44	947	917,340
4.50%, 02/23/36 (Call 08/23/35)(c)	1,245	1,259,454
4.65%, 02/23/46 (Call 08/23/45)	2,987	2,928,783
4.85%, 05/10/53	700	711,340
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	550	497,822
4.00%, 07/01/29 (Call 07/01/24)(b)	324	292,915
CA Magnum Holdings, 5.38%, 10/31/26
(Call 10/31/23)(d)	800	732,008
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	435	384,805
2.30%, 09/14/31 (Call 06/14/31)	405	315,365
Condor Merger Sub Inc., 7.38%, 02/15/30
(Call 02/15/25)(b)	1,495	1,292,114
Conduent Business Services LLC/Conduent State &
Local Solutions Inc., 6.00%, 11/01/29
(Call 11/01/24)(b)	416	349,515
Crane NXT Co., 4.20%, 03/15/48 (Call 09/15/47)	295	203,798

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Crowdstrike Holdings Inc., 3.00%, 02/15/29
(Call 02/15/24)	$572	$493,911
Dell Inc.
6.50%, 04/15/38	470	482,065
7.10%, 04/15/28(c)	800	862,696
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	880	626,067
3.45%, 12/15/51 (Call 06/15/51)(b)	885	592,481
4.90%, 10/01/26 (Call 08/01/26)	574	567,686
5.30%, 10/01/29 (Call 07/01/29)	1,303	1,299,078
5.75%, 02/01/33 (Call 11/01/32)	205	207,909
5.85%, 07/15/25 (Call 06/15/25)	1,070	1,075,168
6.02%, 06/15/26 (Call 03/15/26)	845	856,593
6.10%, 07/15/27 (Call 05/15/27)	431	444,171
6.20%, 07/15/30 (Call 04/15/30)	498	517,058
8.10%, 07/15/36 (Call 01/15/36)	914	1,062,086
8.35%, 07/15/46 (Call 01/15/46)	671	839,099
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	360	316,501
2.38%, 09/15/28 (Call 07/15/28)	552	467,113
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	898	802,839
2.20%, 03/15/31 (Call 12/15/30)	637	514,365
Genpact Luxembourg Sarl, 3.38%, 12/01/24
(Call 11/01/24)	69	66,590
Genpact Luxembourg SARL/Genpact USA Inc.,
1.75%, 04/10/26 (Call 03/10/26)	180	162,157
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	398	362,900
4.90%, 10/15/25 (Call 07/15/25)	2,385	2,357,406
5.25%, 07/01/28	220	218,808
6.20%, 10/15/35 (Call 04/15/35)	894	938,083
6.35%, 10/15/45 (Call 04/15/45)	1,105	1,156,184
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	720	678,190
2.65%, 06/17/31 (Call 03/17/31)	922	753,587
3.00%, 06/17/27 (Call 04/17/27)	809	749,013
4.00%, 04/15/29 (Call 02/15/29)	535	505,254
4.20%, 04/15/32 (Call 01/15/32)	200	180,210
4.75%, 01/15/28 (Call 12/15/27)	450	442,571
5.50%, 01/15/33 (Call 10/15/32)	460	453,680
6.00%, 09/15/41	1,010	1,027,958
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,059	939,746
1.95%, 05/15/30 (Call 02/15/30)	1,588	1,312,768
2.20%, 02/09/27 (Call 01/09/27)	30	27,305
2.72%, 02/09/32 (Call 11/09/31)	360	306,511
2.85%, 05/15/40 (Call 11/15/39)	998	724,069
2.95%, 05/15/50 (Call 11/15/49)	805	536,935
3.30%, 05/15/26	2,315	2,208,904
3.30%, 01/27/27	403	382,004
3.43%, 02/09/52 (Call 08/09/51)	710	514,544
3.45%, 02/19/26	1,217	1,169,695
3.50%, 05/15/29	820	760,443
4.00%, 06/20/42	850	717,850
4.15%, 07/27/27 (Call 06/27/27)	695	676,721
4.15%, 05/15/39	1,441	1,256,653
4.25%, 05/15/49	1,580	1,345,117
4.40%, 07/27/32 (Call 04/27/32)	720	690,228
4.50%, 02/06/26	530	522,760
Security	Par (000)	Value

Computers (continued)
4.50%, 02/06/28 (Call 01/06/28)	$530	$520,306
4.70%, 02/19/46	1,002	905,437
4.75%, 02/06/33 (Call 11/06/32)	535	524,600
4.90%, 07/27/52 (Call 01/27/52)	300	280,140
5.10%, 02/06/53 (Call 08/06/52)	530	508,175
5.60%, 11/30/39	335	343,700
5.88%, 11/29/32	238	253,358
6.22%, 08/01/27	594	622,655
6.50%, 01/15/28	412	438,417
7.00%, 10/30/25	448	466,036
7.13%, 12/01/96	353	443,400
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	170	155,579
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	315	274,460
2.70%, 10/15/28 (Call 08/15/28)	280	229,757
3.15%, 10/15/31 (Call 07/15/31)	360	268,873
4.10%, 10/15/41 (Call 04/15/41)	595	392,236
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	779	623,223
3.63%, 05/15/25 (Call 04/15/25)	510	489,610
4.38%, 05/15/30 (Call 02/15/30)	910	843,916
5.75%, 03/15/33 (Call 12/15/32)	125	124,913
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(d)	1,200	1,015,524
5.83%, 01/27/28 (Call 12/27/27)(d)	200	199,560
5.88%, 04/24/25(d)	1,400	1,394,890
6.54%, 07/27/32 (Call 04/27/32)(d)	200	203,680
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	465	421,402
5.13%, 04/15/29 (Call 04/15/24)(b)	885	792,040
5.25%, 10/01/30 (Call 10/01/25)(b)	360	318,434
5.75%, 09/01/27 (Call 08/11/23)(b)	605	609,271
6.13%, 09/01/29 (Call 09/01/24)(b)	365	370,964
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	1,035	967,456
2.38%, 06/22/27 (Call 04/22/27)	490	445,822
2.70%, 06/22/30 (Call 03/22/30)	552	465,949
3.30%, 09/29/24 (Call 07/29/24)	505	489,678
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 08/31/23)(b)	410	387,524
8.25%, 02/01/28 (Call 08/31/23)(b)(c)	415	402,608
Science Applications International Corp., 4.88%, 04/01/28 (Call 08/31/23)(b)	230	216,524
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	135	103,816
4.09%, 06/01/29 (Call 03/01/29)	390	343,929
4.13%, 01/15/31 (Call 10/15/30)(c)	230	189,509
4.75%, 01/01/25	355	348,823
4.88%, 06/01/27 (Call 03/01/27)	399	385,147
5.75%, 12/01/34 (Call 06/01/34)	379	337,204
8.25%, 12/15/29 (Call 07/15/26)(b)(c)	395	413,719
8.50%, 07/15/31 (Call 07/15/26)(b)	370	387,431
9.63%, 12/01/32 (Call 12/01/27)(b)	535	592,752
Teledyne FLIR LLC, 2.50%, 08/01/30
(Call 05/01/30)	310	257,120
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 08/11/23)(b)	175	176,295
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	355	289,279
Vericast Corp.
11.00%, 09/15/26 (Call 09/15/23)(b)	913	956,443

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
12.50%, 12/15/27 (Call 12/15/23)(b)	$300	$338,415
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	285	239,409
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	655	527,177
3.10%, 02/01/32 (Call 11/01/31)	310	228,064
4.75%, 02/15/26 (Call 11/15/25)	1,654	1,580,199
Wipro IT Services LLC, 1.50%, 06/23/26
(Call 05/23/26)(d)	600	536,802
		124,644,681
Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.45%, 03/15/43	185	219,458
Colgate-Palmolive Co.
3.10%, 08/15/25	310	299,234
3.10%, 08/15/27 (Call 07/15/27)	520	496,085
3.25%, 08/15/32 (Call 05/15/32)	525	481,997
3.70%, 08/01/47 (Call 02/01/47)	545	466,019
4.00%, 08/15/45	520	469,035
4.60%, 03/01/28 (Call 02/01/28)	140	141,042
4.60%, 03/01/33 (Call 12/01/32)	195	197,430
4.80%, 03/02/26	160	160,600
Conopco Inc., Series E, 7.25%, 12/15/26	705	752,947
Coty Inc.
5.00%, 04/15/26 (Call 08/31/23)(b)	561	540,888
6.50%, 04/15/26 (Call 08/31/23)(b)(c)	370	367,847
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(b)	313	290,452
6.63%, 07/15/30 (Call 07/16/26)(b)	550	554,796
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	395	345,459
5.50%, 06/01/28 (Call 08/31/23)(b)	549	522,461
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	707	578,849
2.00%, 12/01/24 (Call 11/01/24)	842	808,093
2.38%, 12/01/29 (Call 09/01/29)	450	389,628
2.60%, 04/15/30 (Call 01/15/30)	220	192,005
3.13%, 12/01/49 (Call 06/01/49)	583	418,419
3.15%, 03/15/27 (Call 12/15/26)	282	268,354
4.15%, 03/15/47 (Call 09/15/46)	448	386,736
4.38%, 05/15/28 (Call 04/15/28)	160	157,371
4.38%, 06/15/45 (Call 12/15/44)	637	564,134
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	725	682,798
3.38%, 03/24/29 (Call 01/24/29)	1,050	961,832
3.63%, 03/24/32 (Call 12/24/31)	1,750	1,566,110
4.00%, 03/24/52 (Call 09/24/51)	130	107,186
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/25(b)	100	96,071
3.13%, 03/24/25	1,630	1,565,957
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(b)	1,235	1,241,508
5.00%, 03/22/30 (Call 01/22/30)(b)	700	705,201
5.05%, 03/22/28 (Call 02/22/28)(b)	928	936,315
5.05%, 03/22/53 (Call 09/22/52)(b)	1,045	1,051,458
5.10%, 03/22/43 (Call 09/22/42)(b)	685	686,459
5.20%, 03/22/63 (Call 09/22/62)(b)	375	377,674
5.35%, 03/22/26 (Call 02/22/26)(b)	13	13,093
5.50%, 03/22/25(b)	51	51,243
Natura &Co. Luxembourg Holdings Sarl, 6.00%, 04/19/29 (Call 02/19/29)(d)	400	380,196
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Natura Cosmeticos SA, 4.13%, 05/03/28
(Call 03/03/28)(d)	$800	$704,368
Oriflame Investment Holding PLC, 5.13%, 05/04/26
(Call 05/04/24)(b)	395	137,290
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,237	1,123,369
1.00%, 04/23/26	305	276,992
1.20%, 10/29/30	1,430	1,152,837
1.90%, 02/01/27	25	22,974
1.95%, 04/23/31	436	368,573
2.30%, 02/01/32	212	183,227
2.45%, 11/03/26	393	368,127
2.70%, 02/02/26	371	353,552
2.80%, 03/25/27	1,090	1,024,676
2.85%, 08/11/27	455	426,394
3.00%, 03/25/30	1,285	1,182,932
3.50%, 10/25/47	435	360,989
3.55%, 03/25/40	495	433,729
3.60%, 03/25/50	505	426,725
3.95%, 01/26/28	805	792,692
4.05%, 01/26/33	450	442,584
4.10%, 01/26/26(c)	1,573	1,552,016
5.55%, 03/05/37	55	60,448
5.80%, 08/15/34	50	56,127
Unilever Capital Corp.
0.63%, 08/12/24 (Call 08/16/23)	1,015	966,696
1.38%, 09/14/30 (Call 06/14/30)	680	545,489
1.75%, 08/12/31 (Call 05/12/31)	345	278,629
2.00%, 07/28/26	583	539,881
2.13%, 09/06/29 (Call 06/06/29)	195	169,923
2.90%, 05/05/27 (Call 02/05/27)	330	309,444
3.10%, 07/30/25	510	492,002
3.38%, 03/22/25 (Call 01/22/25)	430	417,779
3.50%, 03/22/28 (Call 12/22/27)	540	518,168
5.90%, 11/15/32	1,079	1,177,513
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51).	360	242,928
		37,601,513
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(b)	300	260,550
4.00%, 01/15/28 (Call 08/31/23)(b)	545	499,487
BCPE Empire Holdings Inc., 7.63%, 05/01/27
(Call 08/31/23)(b)	490	467,529
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	220	192,298
4.25%, 04/20/27 (Call 03/20/27)(b)	140	134,415
4.50%, 10/24/28 (Call 07/24/28)(b)	894	859,197
4.65%, 04/20/32 (Call 01/20/32)(b)	200	188,376
G-III Apparel Group Ltd., 7.88%, 08/15/25
(Call 08/31/23)(b)(c)	290	285,830
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(b)	930	816,289
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)(b)	520	516,942
6.25%, 06/15/33 (Call 03/15/33)(b)	415	417,718
Marubeni Corp., 1.32%, 09/18/25 (Call 08/18/25)(d)	400	363,156
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	365	323,627
5.00%, 07/05/28 (Call 06/05/28)(b)	400	400,488

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
OPENLANE Inc., 5.13%, 06/01/25
(Call 08/31/23)(b)(c)	$169	$164,626
Resideo Funding Inc., 4.00%, 09/01/29
(Call 09/01/24)(b)	245	208,118
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(b)	395	400,344
7.75%, 03/15/31 (Call 03/15/26)(b)	580	606,431
Univar Solutions USA Inc., 5.13%, 12/01/27
(Call 08/01/23)(b)	297	304,226
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 08/31/23)(b)	317	17,809
9.00%, 11/15/26 (Call 08/31/23)(b)(c)	508	51,816
Windsor Holdings III LLC, 8.50%, 06/15/30(c)	625	628,487
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	475	450,770
3.75%, 05/15/46 (Call 11/15/45)	215	173,522
4.20%, 05/15/47 (Call 11/15/46)	130	112,999
4.60%, 06/15/45 (Call 12/15/44)	945	879,039
		9,724,089
Diversified Financial Services — 1.3%
Advisor Group Holdings Inc., 10.75%, 08/01/27
(Call 08/31/23)(b)(c)	260	266,453
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	860	812,683
1.75%, 01/30/26 (Call 12/30/25)	885	799,527
2.45%, 10/29/26 (Call 09/29/26)	1,250	1,124,100
2.88%, 08/14/24 (Call 07/14/24)	1,247	1,205,063
3.00%, 10/29/28 (Call 08/29/28)	1,906	1,662,184
3.30%, 01/30/32 (Call 10/30/31)	2,435	1,993,242
3.40%, 10/29/33 (Call 07/29/33)	575	459,971
3.50%, 01/15/25 (Call 11/15/24)	1,425	1,375,695
3.65%, 07/21/27 (Call 04/21/27)	1,406	1,298,427
3.85%, 10/29/41 (Call 04/29/41)	1,055	796,409
3.88%, 01/23/28 (Call 10/23/27)	1,063	985,529
4.45%, 10/01/25 (Call 08/01/25)	810	785,271
4.45%, 04/03/26 (Call 02/03/26)	1,113	1,068,981
4.63%, 10/15/27 (Call 08/15/27)	872	833,388
5.75%, 06/06/28 (Call 05/06/28)	415	413,419
6.50%, 07/15/25 (Call 06/15/25)	755	760,995
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	240	203,542
3.50%, 08/01/25	175	166,500
AG Issuer LLC, 6.25%, 03/01/28 (Call 08/31/23)(b)	375	362,066
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(b)	350	360,980
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	380	340,495
2.10%, 09/01/28 (Call 07/01/28)	505	425,064
2.20%, 01/15/27 (Call 12/15/26)	105	94,175
2.30%, 02/01/25 (Call 01/01/25)	538	509,018
2.88%, 01/15/26 (Call 12/15/25)	1,045	977,305
2.88%, 01/15/32 (Call 10/15/31)	110	88,558
3.00%, 02/01/30 (Call 11/01/29)	592	500,204
3.13%, 12/01/30 (Call 09/01/30)	810	678,253
3.25%, 03/01/25 (Call 01/01/25)	549	526,057
3.25%, 10/01/29 (Call 07/01/29)	418	365,892
3.38%, 07/01/25 (Call 06/01/25)	895	854,018
3.63%, 04/01/27 (Call 01/01/27)	523	488,325
3.63%, 12/01/27 (Call 09/01/27)	1,298	1,203,700
Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 06/01/26 (Call 04/01/26)	$770	$734,518
4.25%, 09/15/24 (Call 06/15/24)	829	813,191
4.63%, 10/01/28 (Call 07/01/28)	530	503,156
5.30%, 02/01/28 (Call 01/01/28)	550	543,834
5.85%, 12/15/27 (Call 11/15/27)	25	25,196
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	205	177,694
4.25%, 06/15/26 (Call 04/15/26)	474	450,039
5.25%, 08/11/25 (Call 07/11/25)(b)	1,530	1,488,491
6.50%, 07/18/28 (Call 06/18/28)(b)	200	200,262
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	885	721,027
4.63%, 03/30/25	610	590,681
4.75%, 06/09/27 (Call 05/09/27)	620	584,815
5.13%, 09/30/24	759	745,960
5.75%, 11/20/25 (Call 10/21/25)	859	833,075
5.80%, 05/01/25 (Call 04/01/25)	755	744,385
6.70%, 02/14/33 (Call 11/16/32)	400	371,716
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(a)	135	135,976
7.10%, 11/15/27 (Call 10/15/27)(c).	865	880,596
8.00%, 11/01/31	1,931	2,038,610
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	750	671,992
2.25%, 03/04/25 (Call 02/01/25)	470	446,618
2.55%, 03/04/27 (Call 02/01/27)	1,035	946,093
3.00%, 10/30/24 (Call 09/29/24)	888	861,156
3.13%, 05/20/26 (Call 04/20/26)	1,066	1,014,128
3.30%, 05/03/27 (Call 04/03/27)	1,662	1,557,011
3.63%, 12/05/24 (Call 11/04/24)	435	423,203
3.95%, 08/01/25 (Call 07/01/25)	1,225	1,189,548
4.05%, 05/03/29 (Call 03/03/29)	420	400,722
4.05%, 12/03/42	1,414	1,225,782
4.20%, 11/06/25 (Call 10/06/25)	796	777,191
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	920	866,373
4.90%, 02/13/26 (Call 01/13/26)	1,200	1,191,648
4.99%, 05/01/26	1,200	1,186,872
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(a)	530	508,641
5.04%, 05/01/34	930	912,376
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(a)	800	799,016
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(a)	250	249,905
5.63%, 07/28/34	115	114,970
5.85%, 11/05/27 (Call 10/05/27)	985	1,012,728
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	50	46,712
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	936	874,608
3.00%, 04/02/25 (Call 03/02/25)	505	484,977
3.70%, 10/15/24	285	278,553
4.50%, 05/13/32 (Call 02/13/32)	305	291,287
5.15%, 05/15/33 (Call 02/15/33)	370	366,855
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	523	451,025
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	510	425,029
3.95%, 07/15/26 (Call 06/15/26)(b)	675	593,514

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Apollo Management Holdings LP, 4.95%, 01/14/50
(Call 01/14/24), (5-year CMT + 3.266%)(a)(b)	$351	$298,940
Arab National Bank, 3.33%, 10/28/30
(Call 10/28/25), (5-year CMT + 2.974%)(a)(d)	600	564,822
Ares Finance Co. II LLC, 3.25%, 06/15/30
(Call 03/15/30)(b)	265	221,601
Ares Finance Co. III LLC, 4.13%, 06/30/51
(Call 06/30/26), (5-year CMT + 3.237%)(a)(b)	825	619,278
Aretec Escrow Issuer Inc., 7.50%, 04/01/29
(Call 04/01/24)(b)	295	265,577
Armor Holdco Inc., 8.50%, 11/15/29
(Call 11/15/24)(b)	270	231,266
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 12/03/23)(b)(c)	200	194,530
Avation Capital SA, 8.25%, 10/31/26 (Call 08/31/23), (9.00% PIK)(b)(c)(g)	274	239,451
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	440	394,975
1.95%, 09/20/26 (Call 08/20/26)(b)	1,205	1,057,424
3.50%, 11/01/27 (Call 07/01/27)(b)	1,156	1,042,099
4.13%, 08/01/25 (Call 06/01/25)(b)	397	376,987
4.88%, 10/01/25 (Call 07/01/25)(b)	435	418,657
5.50%, 12/15/24 (Call 11/15/24)(b)	252	247,618
6.25%, 04/15/28 (Call 03/15/28)(b)	930	930,651
6.38%, 07/15/30 (Call 05/15/30)(b)	292	291,720
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	900	806,877
2.53%, 11/18/27 (Call 10/18/27)(b)	1,306	1,117,152
2.75%, 02/21/28 (Call 12/21/27)(b)	715	612,076
2.88%, 02/15/25 (Call 01/15/25)(b)	920	864,598
3.25%, 02/15/27 (Call 12/15/26)(b)	1,375	1,234,709
4.25%, 04/15/26 (Call 03/15/26)(b)	923	867,620
4.38%, 05/01/26 (Call 03/01/26)(b)	846	797,084
5.50%, 01/15/26 (Call 12/15/25)(b)	805	781,510
6.38%, 05/04/28 (Call 04/04/28)(b)	90	89,455
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(d)	600	511,422
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(d)	200	182,540
4.50%, 01/10/25 (Call 12/10/24)(c)(d)	800	775,472
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	365	349,958
8.00%, 05/25/28(b)	5	4,889
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)(c)	680	506,865
1.63%, 08/05/28 (Call 06/05/28)(b)	140	116,970
2.00%, 01/30/32 (Call 10/30/31)(b)	218	163,517
2.50%, 01/10/30 (Call 10/10/29)(b)	975	801,352
2.55%, 03/30/32 (Call 12/30/31)(b)	295	230,041
2.80%, 09/30/50 (Call 03/30/50)(b)	443	254,667
2.85%, 08/05/51 (Call 02/05/51)(b)	230	134,720
3.15%, 10/02/27 (Call 07/02/27)(b)(c)	470	429,411
3.20%, 01/30/52 (Call 07/30/51)(b)	200	128,392
3.50%, 09/10/49 (Call 03/10/49)(b)	861	573,598
4.00%, 10/02/47 (Call 04/02/47)(b)	255	184,018
4.45%, 07/15/45(b)	335	265,575
5.00%, 06/15/44(b)(c)	540	465,631
5.90%, 11/03/27 (Call 10/03/27)(b)	100	101,731
6.20%, 04/22/33 (Call 01/22/33)(b)	200	207,406
Blue Bright Ltd.
2.38%, 02/09/26(d)	400	366,652
Security	Par (000)	Value

Diversified Financial Services (continued)
2.50%, 06/04/25(d)	$400	$373,964
Blue Owl Credit Income Corp., 7.95%, 06/13/28(b)	5	5,015
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	510	391,267
4.13%, 10/07/51 (Call 04/07/51)(b)	135	84,633
4.38%, 02/15/32 (Call 11/15/31)(b)	100	81,039
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	400	364,264
2.63%, 01/17/25 (Call 12/17/24)(d)	800	763,160
2.63%, 09/17/30 (Call 06/17/30)(b)	600	513,618
3.00%, 09/11/29 (Call 06/11/29)(b)(c)	400	353,224
3.25%, 04/29/25 (Call 03/29/25)(b)	1,000	955,680
3.50%, 10/10/24 (Call 09/10/24)(d)	400	388,200
3.50%, 09/18/27 (Call 06/18/27)(d)	200	187,406
3.88%, 04/27/26 (Call 01/27/26)(c)(d)	650	620,399
BOC Aviation USA Corp., 4.88%, 05/03/33
(Call 02/03/33)(d)	200	194,514
BOCOM International Blossom Ltd., 1.75%, 06/28/26(d)	400	356,884
Brightsphere Investment Group Inc., 4.80%, 07/27/26	175	167,297
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	335	261,514
2.72%, 04/15/31 (Call 01/15/31)	758	621,992
3.50%, 03/30/51 (Call 09/30/50)	503	337,966
3.63%, 02/15/52 (Call 08/15/51)	270	184,815
3.90%, 01/25/28 (Call 10/25/27)	772	723,403
4.25%, 06/02/26 (Call 03/02/26)	410	395,552
4.35%, 04/15/30 (Call 01/15/30)	613	568,760
4.70%, 09/20/47 (Call 03/20/47)	424	359,709
4.85%, 03/29/29 (Call 12/29/28)	993	957,907
Brookfield Finance LLC, 3.45%, 04/15/50
(Call 10/15/49)	477	316,494
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(b)	295	273,261
6.88%, 04/15/30 (Call 04/15/25)(b)	280	255,923
9.25%, 07/01/31(b)	200	202,260
Cantor Fitzgerald LP, 4.50%, 04/14/27
(Call 01/14/27)(b)	605	569,910
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(a)	1,050	916,902
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	1,050	760,420
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	375	290,775
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(a)	640	602,982
3.20%, 02/05/25 (Call 01/05/25)	1,120	1,073,262
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	905	779,938
3.30%, 10/30/24 (Call 09/30/24)	1,933	1,866,833
3.65%, 05/11/27 (Call 04/11/27)	1,279	1,194,982
3.75%, 07/28/26 (Call 06/28/26)	1,181	1,112,951
3.75%, 03/09/27 (Call 02/09/27)	1,422	1,331,319
3.80%, 01/31/28 (Call 12/31/27)	1,210	1,123,763
4.20%, 10/29/25 (Call 09/29/25)	919	884,786
4.25%, 04/30/25 (Call 03/31/25)	525	509,555
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(a)	880	846,991

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	$560	$548,139
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(a)	415	398,130
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)	1,020	968,582
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	780	761,818
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	770	748,109
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(a)	350	351,393
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	295	297,729
Castlelake Aviation Finance DAC, 5.00%, 04/15/27
(Call 04/15/24)(b)(c)	307	283,232
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	812	643,356
3.00%, 03/16/32 (Call 12/16/31)	525	447,384
3.65%, 01/12/27 (Call 10/12/26)	954	915,544
CCBL Cayman 1 Corp. Ltd.
1.80%, 07/22/26(d)	600	538,026
1.99%, 07/21/25(d)	800	745,176
CDBL Funding 1
3.50%, 10/24/27(d)	600	563,850
4.25%, 12/02/24(d)	200	195,610
CDBL Funding 2
2.00%, 03/04/26(d)	800	732,120
2.75%, 03/02/25(d)	200	191,074
CDP Financial Inc., 5.60%, 11/25/39(b)	250	265,960
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	1,346	1,196,392
1.15%, 05/13/26 (Call 04/13/26)	1,050	934,143
1.65%, 03/11/31 (Call 12/11/30)	660	510,787
1.95%, 12/01/31 (Call 09/01/31)	640	497,818
2.00%, 03/20/28 (Call 01/20/28)	775	672,808
2.30%, 05/13/31 (Call 02/13/31)	615	496,994
2.45%, 03/03/27 (Call 02/03/27)	560	506,234
2.75%, 10/01/29 (Call 07/01/29)	605	521,691
2.90%, 03/03/32 (Call 12/03/31)	700	585,893
3.00%, 03/10/25 (Call 12/10/24)	522	499,805
3.20%, 03/02/27 (Call 12/02/26)	1,155	1,075,293
3.20%, 01/25/28 (Call 10/25/27)	988	904,820
3.25%, 05/22/29 (Call 02/22/29)	370	331,457
3.30%, 04/01/27 (Call 01/01/27)	1,155	1,082,478
3.45%, 02/13/26 (Call 11/13/25)	162	153,662
3.63%, 04/01/25 (Call 01/01/25)	216	209,444
3.85%, 05/21/25 (Call 03/21/25)	602	583,398
4.00%, 02/01/29 (Call 11/01/28)	683	649,014
4.20%, 03/24/25 (Call 02/24/25)	518	506,687
4.63%, 03/22/30 (Call 12/22/29)(c)	278	272,357
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(a)	75	75,659
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR +2.500%)(a)	60	61,753
Charming Light Investments Ltd.
4.38%, 12/21/27(d)	600	559,248
5.00%, 09/03/24(d)	250	246,215
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26 (Call 10/20/25)(d)	400	361,248
Security	Par (000)	Value

Diversified Financial Services (continued)
2.50%, 03/18/25 (Call 02/18/25)(d)	$1,200	$1,129,296
2.50%, 01/20/28 (Call 10/20/27)(d)	800	697,720
3.00%, 03/18/27 (Call 12/18/26)(d)	400	364,292
3.00%, 01/20/31 (Call 10/20/30)(d)	1,400	1,154,216
3.13%, 03/18/30 (Call 12/18/29)(d)	400	339,564
China Cinda 2020 I Mngmn Co., 3.25%, 01/28/27
(Call 10/28/26)(d)	1,000	921,800
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	400	386,448
China Cinda Finance 2017 I Ltd.
4.40%, 03/09/27(d)	400	382,680
4.75%, 02/08/28(d)	400	383,308
4.75%, 02/21/29(d)	400	379,144
China Cinda Finance I Ltd., 4.38%, 02/08/25(d)	200	194,322
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25),
(5-year CMT + 2.750%)(a)(d)	600	557,406
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(d)	400	354,224
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30 (Call 05/18/30)(d)	600	428,016
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(d)	400	309,148
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	635	487,597
4.10%, 06/15/51 (Call 12/15/50)	440	268,783
CICC Hong Kong Finance 2016 MTN Ltd.
2.00%, 01/26/26(d)	600	551,136
2.88%, 03/21/25(d)	200	190,896
5.49%, 03/01/26	400	399,808
Citadel Finance LLC, 3.38%, 03/09/26
(Call 02/09/26)(b)	720	647,640
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	250	243,845
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(d)	400	373,776
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(d)	600	541,272
1.73%, 09/10/24(d)	200	192,084
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(d)	1,000	948,770
1.88%, 08/12/25(d)	800	740,240
2.00%, 02/04/26(d)	600	547,302
2.75%, 08/12/30(d)	200	164,968
2.88%, 02/04/31(d)	200	164,270
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	340	289,768
3.00%, 03/15/25 (Call 12/15/24)	881	851,504
3.75%, 06/15/28 (Call 03/15/28)	790	762,437
4.15%, 06/15/48 (Call 12/15/47)	284	256,532
5.30%, 09/15/43 (Call 03/15/43)	813	839,488
CMS International Gemstone Ltd., 1.30%, 09/16/24(d)	400	379,044
Coastal Emerald Ltd.
4.10%, 06/15/25(d)	400	388,216
4.30%, (Call 08/01/24),
(5-year CMT + 7.445%)(a)(d)(e)	400	389,636
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(Call 11/01/24)(b)	321	219,115

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	$760	$532,258
3.63%, 10/01/31 (Call 10/01/26)(b)(c)	760	478,488
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 08/11/23)(b)	301	295,013
6.63%, 03/15/26 (Call 08/11/23)(c)	310	303,750
Credit Suisse USA Inc., 7.13%, 07/15/32.	704	780,813
Curo Group Holdings Corp., 7.50%, 08/01/28
(Call 08/01/24)(b)	695	266,164
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	500	473,540
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	290	277,646
3.95%, 11/06/24 (Call 08/06/24)	883	858,735
4.10%, 02/09/27 (Call 11/09/26)	958	892,358
4.50%, 01/30/26 (Call 11/30/25)	610	588,046
6.70%, 11/29/32 (Call 08/29/32)	270	276,602
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin,
3.88%, 02/15/26 (Call 12/15/25)(b)	135	120,440
Eaton Vance Corp., 3.50%, 04/06/27
(Call 01/06/27)	655	612,667
Enact Holdings Inc., 6.50%, 08/15/25
(Call 02/15/25)(b)	570	563,986
Enova International Inc.
8.50%, 09/01/24 (Call 08/31/23)(b)(c)	180	178,821
8.50%, 09/15/25 (Call 08/31/23)(b)(c)	276	272,153
Erste Abwicklungsanstalt, 4.38%, 02/17/26	200	197,026
Far East Horizon Ltd.
3.38%, 02/18/25(d)	200	186,382
4.25%, 10/26/26(d)	200	178,286
Finance of America Funding LLC, 7.88%, 11/15/25
(Call 08/31/23)(b)	260	218,678
FMR LLC
4.95%, 02/01/33(b)	430	404,320
5.15%, 02/01/43(b)	403	360,455
6.45%, 11/15/39(b)	200	207,708
6.50%, 12/14/40(b)	110	113,971
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	719	567,198
2.85%, 03/30/25	343	328,368
2.95%, 08/12/51 (Call 02/12/51)	313	197,901
GFH Sukuk Ltd., 7.50%, 01/28/25(d)	400	396,628
GGAM Finance Ltd.
8.00%, 06/15/28 (Call 12/15/27)(b)	450	458,375
7.75%, 05/15/26 (Call 11/15/25)(b)	335	338,032
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24
(Call 08/31/23), (7.25% PIK)(b)(g)	1,425	1,342,819
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/24)(b)	205	187,700
5.38%, 12/01/24 (Call 08/31/23)(b)	425	414,311
GPS Hospitality Holding Co. LLC/GPS Finco Inc.,
7.00%, 08/15/28 (Call 08/15/24)(b)(c)	310	206,891
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(d)	200	182,500
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(d)	600	563,646
Haitong International Securities Group Ltd.
2.13%, 05/20/26(d)	200	176,008
3.13%, 05/18/25(d)	200	187,062
Security	Par (000)	Value

Diversified Financial Services (continued)
Hightower Holding LLC, 6.75%, 04/15/29
(Call 04/15/24)(b)	$194	$171,025
Home Point Capital Inc., 5.00%, 02/01/26
(Call 08/31/23)(b)	330	308,095
Horse Gallop Finance Ltd., 1.70%, 07/28/25(d)	400	368,672
ICBCIL Finance Co. Ltd.
1.25%, 08/02/24(d)	400	382,028
1.63%, 11/02/24(d)	1,000	948,560
1.75%, 08/25/25(d)	1,200	1,107,444
1.75%, 08/02/26	600	538,452
2.25%, 11/02/26(d)	600	542,430
3.63%, 05/19/26(d)	200	190,324
6.43%, 11/20/24,
(3-mo. LIBOR US + 1.050%)(a)(d).	400	400,520
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	800	800,288
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	1,167	898,812
2.10%, 06/15/30 (Call 03/15/30)	1,216	1,016,272
2.65%, 09/15/40 (Call 03/15/40)	755	535,582
3.00%, 06/15/50 (Call 12/15/49)	1,100	758,208
3.00%, 09/15/60 (Call 03/15/60)	888	568,915
3.10%, 09/15/27 (Call 06/15/27)	801	748,959
3.65%, 05/23/25	270	263,693
3.75%, 12/01/25 (Call 09/01/25)	1,250	1,213,862
3.75%, 09/21/28 (Call 06/21/28)(c)	482	458,946
4.00%, 09/15/27 (Call 08/15/27)	1,098	1,064,401
4.25%, 09/21/48 (Call 03/21/48)	933	809,891
4.35%, 06/15/29 (Call 04/15/29)	923	898,827
4.60%, 03/15/33 (Call 12/15/32)	798	772,241
4.95%, 06/15/52 (Call 12/15/51)	1,008	966,228
5.20%, 06/15/62 (Call 12/15/61)	873	856,273
Intercorp Financial Services Inc., 4.13%, 10/19/27
(Call 07/19/27)(d)	205	183,988
Intercorp Peru Ltd., 3.88%, 08/15/29
(Call 05/15/29)(d)	200	170,802
Inventive Global Investments Ltd.
1.60%, 09/01/26(d)	400	354,736
1.65%, 09/03/25(d)	1,200	1,099,752
Invesco Finance PLC
3.75%, 01/15/26	293	282,783
5.38%, 11/30/43	315	303,128
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)	340	298,666
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25).	158	154,758
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	720	614,671
Jefferies Financial Group Inc.
4.15%, 01/23/30	857	781,618
4.85%, 01/15/27	590	577,008
5.88%, 07/21/28	515	513,707
6.25%, 01/15/36	585	596,916
6.45%, 06/08/27	680	697,150
6.50%, 01/20/43	100	100,689
Jefferies Group LLC, 2.75%, 10/15/32
(Call 07/15/32)	145	111,560
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	300	234,666
Jefferson Capital Holdings LLC, 6.00%, 08/15/26
(Call 08/15/23)(b)	243	205,600

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JIC Zhixin Ltd.
1.50%, 08/27/25(d)	$400	$366,776
2.13%, 08/27/30(d)	600	498,414
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 08/17/25)(d)	600	541,194
2.75%, 11/17/30 (Call 08/17/30)(d)	200	154,530
3.50%, 09/24/29 (Call 06/24/29)(d)	800	666,856
KB Capital Co. Ltd., 1.50%, 10/28/25(d)	200	179,518
KB Kookmin Card Co. Ltd.
1.50%, 05/13/26(d)	200	177,738
4.00%, 06/09/25(d)	200	193,004
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	176,138
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(b)(c)	71	64,614
KODIT Global 2022-1 Co. Ltd., 3.62%, 05/27/25(d)	200	192,492
Korea Ocean Business Corp., 4.50%, 05/03/28	200	194,646
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	173,570
4.50%, 02/23/27(d)	600	510,258
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	133	123,705
3.75%, 02/13/25	284	274,032
4.38%, 03/11/29 (Call 12/11/28)	299	281,470
4.50%, 09/19/28 (Call 06/19/28)	527	499,696
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(b)	385	252,441
6.50%, 11/01/25 (Call 08/31/23)(b)	390	324,012
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	615	588,893
Legg Mason Inc.
4.75%, 03/15/26	218	215,068
5.63%, 01/15/44	341	332,881
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(b)	175	156,137
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	600	537,918
4.38%, 05/15/31 (Call 05/15/26)(b)	285	251,171
4.63%, 11/15/27 (Call 11/15/23)(b)(c)	603	568,508
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/24)(b)	1,200	1,072,500
2.00%, 04/06/28 (Call 02/06/28)(b)	1,180	1,018,635
2.50%, 04/06/31 (Call 01/06/31)(b)	1,000	832,760
3.20%, 04/06/41 (Call 10/06/40)(b)	280	209,306
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	552	456,979
2.00%, 03/03/25 (Call 02/03/25)	406	387,190
2.00%, 11/18/31 (Call 08/18/31)	770	635,781
2.95%, 11/21/26 (Call 08/21/26)	706	667,954
2.95%, 06/01/29 (Call 03/01/29)	584	534,687
2.95%, 03/15/51 (Call 09/15/50)	640	462,445
3.30%, 03/26/27 (Call 01/26/27)	695	664,642
3.35%, 03/26/30 (Call 12/26/29)	1,335	1,238,666
3.50%, 02/26/28 (Call 11/26/27)	735	702,689
3.65%, 06/01/49 (Call 12/01/48)	372	307,175
3.80%, 11/21/46 (Call 05/21/46)(c)	837	707,734
3.85%, 03/26/50 (Call 09/26/49)	966	824,616
3.95%, 02/26/48 (Call 08/26/47)	748	652,780
4.85%, 03/09/33 (Call 12/09/32)	470	478,258
4.88%, 03/09/28 (Call 02/09/28)	380	384,134
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	330	264,092
6.50%, 05/01/28 (Call 05/01/24)(b)	653	576,560
Security	Par (000)	Value

Diversified Financial Services (continued)
Mirae Asset Securities Co. Ltd., 2.63%, 07/30/25(d)	$400	$369,352
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(b)(c)	200	192,320
5.08%, 09/15/27 (Call 08/15/27)(b)	360	354,510
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33 (Call 11/28/32)(b)	310	309,795
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	1,108	868,927
2.50%, 12/21/40 (Call 06/21/40)	650	432,868
3.25%, 04/28/50 (Call 10/28/49)	615	417,530
3.85%, 06/30/26 (Call 03/30/26)	910	878,933
5.35%, 06/28/28	605	606,089
5.55%, 02/15/34	815	821,960
5.65%, 06/28/25	165	165,348
5.95%, 08/15/53	1,000	1,020,420
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	495	418,933
5.50%, 08/15/28 (Call 08/31/23)(b)	640	580,211
5.75%, 11/15/31 (Call 11/15/26)(b)	435	370,072
6.00%, 01/15/27 (Call 08/31/23)(b)	450	430,277
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	395	345,167
5.00%, 03/15/27 (Call 09/15/26)	515	466,090
5.50%, 03/15/29 (Call 06/15/28)	535	460,999
5.63%, 08/01/33	450	344,687
5.88%, 10/25/24	375	371,520
6.75%, 06/25/25	355	351,127
6.75%, 06/15/26	355	346,178
9.38%, 07/25/30 (Call 10/25/29)	385	387,587
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	575	544,818
4.88%, 04/15/45 (Call 10/15/44)(b)	525	422,636
NFP Corp.
4.88%, 08/15/28 (Call 08/31/23)(b)	365	330,289
6.88%, 08/15/28 (Call 08/31/23)(b)	1,557	1,379,782
7.50%, 10/01/30 (Call 10/01/25)(b)	280	274,742
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	400	352,592
Nomura Holdings Inc.
1.65%, 07/14/26	1,120	991,626
1.85%, 07/16/25	200	184,508
2.17%, 07/14/28	530	446,679
2.33%, 01/22/27	720	639,547
2.61%, 07/14/31	590	467,481
2.65%, 01/16/25	910	864,163
2.68%, 07/16/30	850	694,475
2.71%, 01/22/29	520	442,192
3.00%, 01/22/32	505	406,843
3.10%, 01/16/30	815	693,524
5.10%, 07/03/25	410	402,194
5.39%, 07/06/27	400	393,520
5.61%, 07/06/29	400	394,648
5.71%, 01/09/26	730	724,802
5.84%, 01/18/28	530	531,595
6.07%, 07/12/28	400	403,620
6.09%, 07/12/33	400	406,404
6.18%, 01/18/33(c)	590	604,366
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,077	1,048,470
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	773	728,638

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(d)	$400	$365,632
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	510	442,083
3.88%, 09/15/28 (Call 09/15/24)	490	403,334
4.00%, 09/15/30 (Call 09/15/25)	670	527,102
5.38%, 11/15/29 (Call 05/15/29)	584	505,277
6.63%, 01/15/28 (Call 07/15/27)	600	569,490
6.88%, 03/15/25	950	946,257
7.13%, 03/15/26	1,230	1,218,069
9.00%, 01/15/29 (Call 07/15/25)(c)	315	320,068
ORIX Corp.
2.25%, 03/09/31(c)	720	588,614
3.25%, 12/04/24	404	389,214
3.70%, 07/18/27	271	255,575
4.00%, 04/13/32	350	320,912
5.00%, 09/13/27	280	277,603
5.20%, 09/13/32	270	272,138
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(b)	295	277,120
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	450	371,768
5.38%, 10/15/25 (Call 08/31/23)(b)	480	458,770
5.75%, 09/15/31 (Call 09/15/26)(b)	390	329,999
PHH Mortgage Corp., 7.88%, 03/15/26
(Call 08/31/23)(b)	295	267,010
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(d)	400	314,364
Pioneer Reward Ltd.
2.00%, 04/09/26(d)	600	547,896
2.38%, 03/03/25(d)	1,000	948,140
Power Finance Corp. Ltd.
3.25%, 09/16/24(d)	200	193,874
3.35%, 05/16/31(d)	400	337,744
3.75%, 12/06/27(d)	200	184,966
3.90%, 09/16/29(d)	400	358,448
3.95%, 04/23/30(d)	600	537,426
4.50%, 06/18/29(d)	400	372,552
5.25%, 08/10/28(d)	200	195,620
6.15%, 12/06/28(d)	400	407,040
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(d)	900	920,862
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)(c)	275	209,828
7.38%, 09/01/25 (Call 08/31/23)(b)(c)	210	202,207
8.38%, 02/01/28 (Call 02/01/25)(b)	310	284,158
Private Export Funding Corp., Series GG, 2.45%, 07/15/24	200	194,368
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 08/31/23)(b)	265	234,721
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	430	419,082
4.88%, 03/15/27 (Call 09/15/26)	496	473,630
6.63%, 03/15/25 (Call 09/15/24)	727	725,510
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	276	206,906
4.65%, 04/01/30 (Call 01/01/30)	452	442,314
4.95%, 07/15/46	772	693,735
REC Ltd.
2.25%, 09/01/26(d)	600	539,496
2.75%, 01/13/27(d)	200	180,978
3.88%, 07/07/27(d)	400	372,840
Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 03/22/28	$600	$571,086
5.63%, 04/11/28(d)	400	396,896
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)	885	788,553
3.63%, 03/01/29 (Call 03/01/24)(b)	585	498,128
3.88%, 03/01/31 (Call 03/01/26)(b)	945	777,867
4.00%, 10/15/33 (Call 10/15/27)(b)	600	478,800
Sarana Multi Infrastruktur Persero PT, 2.05%, 05/11/26(d)	200	176,236
Shinhan Card Co. Ltd.
1.38%, 10/19/25(d)	400	362,632
1.38%, 06/23/26(d)	200	176,828
2.50%, 01/27/27(d)	400	361,400
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	360	316,645
4.20%, 10/29/25 (Call 09/29/25)	320	302,285
Standard Life Aberdeen PLC, 4.25%, 06/30/28(d)	300	262,299
State Elite Global Ltd.
1.50%, 09/29/26(d)	600	535,104
6.35%, 10/24/24, (1-day SOFR + 1.032%)(a)(d).	800	801,288
Stifel Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	225	194,834
StoneX Group Inc., 8.63%, 06/15/25
(Call 08/31/23)(b)	265	268,434
Sumitomo Mitsui Finance & Leasing Co. Ltd.,
2.51%, 01/22/25 (Call 12/22/24)(d)	600	568,788
SURA Asset Management SA, 4.38%, 04/11/27(d)	250	236,488
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	22	16,367
3.70%, 08/04/26 (Call 05/04/26)	425	389,130
3.95%, 12/01/27 (Call 09/01/27)	594	530,193
4.25%, 08/15/24 (Call 05/15/24)	946	924,119
4.50%, 07/23/25 (Call 04/23/25)	1,105	1,057,507
4.88%, 06/13/25 (Call 05/13/25)	355	343,164
5.15%, 03/19/29 (Call 12/19/28)	665	620,658
7.25%, 02/02/33 (Call 11/02/32)	550	514,448
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 08/31/23)(b)	605	581,780
5.50%, 04/15/29 (Call 04/15/24)(b)	540	474,773
5.75%, 06/15/27 (Call 06/15/24)(b)	380	355,467
USAA Capital Corp., 3.38%, 05/01/25(b)(c)	615	594,041
Vertex Capital Investment Ltd., 2.85%, 07/28/26(d)	200	171,276
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	400	347,352
1.10%, 02/15/31 (Call 11/15/30)	735	576,475
1.90%, 04/15/27 (Call 02/15/27)	953	866,649
2.00%, 08/15/50 (Call 02/15/50)(c)	1,410	853,670
2.05%, 04/15/30 (Call 01/15/30)	687	585,819
2.70%, 04/15/40 (Call 10/15/39)	915	697,642
2.75%, 09/15/27 (Call 06/15/27)	811	754,092
3.15%, 12/14/25 (Call 09/14/25)	1,844	1,768,765
3.65%, 09/15/47 (Call 03/15/47)	728	607,618
4.15%, 12/14/35 (Call 06/14/35)	2,034	1,935,331
4.30%, 12/14/45 (Call 06/14/45)	2,747	2,547,211
Voya Financial Inc.
3.65%, 06/15/26	438	413,165
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(a)	360	291,395
4.80%, 06/15/46	180	145,418

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.70%, 07/15/43	$316	$301,338
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	687	613,168
2.75%, 03/15/31 (Call 12/15/30)	240	189,528
2.85%, 01/10/25 (Call 12/10/24)	497	474,511
6.20%, 11/17/36	455	458,667
World Acceptance Corp., 7.00%, 11/01/26
(Call 11/01/23)(b)	227	200,266
Xingsheng BVI Co. Ltd., 1.38%, 08/25/24
(Call 07/25/24)(d)	200	190,268
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(d)	600	536,832
		283,219,120
Electric — 2.3%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(d)	1,000	884,250
3.40%, 04/29/51 (Call 10/29/50)(d)	600	447,450
4.00%, 10/03/49(d)	400	336,664
4.38%, 04/23/25(d)	800	787,360
4.38%, 06/22/26(d)	800	785,056
4.70%, 04/24/33(d)	800	794,184
4.88%, 04/23/30(d)	600	603,840
6.50%, 10/27/36(b)	580	656,775
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(d)	200	142,248
3.95%, 02/12/30(d)	800	600,552
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	600	560,742
Adani Transmission Ltd.
4.00%, 08/03/26(d)	400	352,544
4.25%, 05/21/36(d)	245	183,165
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	185	130,508
3.80%, 10/01/47 (Call 04/01/47)	390	290,304
3.95%, 06/01/28 (Call 03/01/28)	55	51,972
4.70%, 05/15/32 (Call 02/15/32)	165	158,433
5.25%, 05/15/52 (Call 11/15/51)	205	193,905
5.40%, 06/01/33 (Call 03/01/33)	155	155,133
Series G, 4.15%, 05/01/49 (Call 11/01/48)	320	254,179
Series H, 3.45%, 01/15/50 (Call 07/15/49)	537	382,553
Series I, 2.10%, 07/01/30 (Call 04/01/30)	500	409,180
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	105	98,795
3.15%, 09/15/49 (Call 03/15/49)	290	206,094
3.75%, 12/01/47 (Call 06/01/47)	557	445,851
3.80%, 06/15/49 (Call 12/15/48)	175	138,033
4.00%, 12/01/46 (Call 06/01/46)	60	50,014
4.25%, 09/15/48 (Call 03/15/48)	350	300,454
4.50%, 06/15/52 (Call 12/01/51)	465	416,728
5.40%, 03/15/53 (Call 09/15/52)	436	449,586
Series M, 3.65%, 04/01/50 (Call 10/01/49)	520	405,865
Series N, 2.75%, 08/15/51 (Call 02/15/51)	105	67,362
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,185	1,070,813
2.45%, 01/15/31 (Call 10/15/30)	150	122,366
3.30%, 07/15/25 (Call 06/15/25)(b)	947	900,000
3.95%, 07/15/30 (Call 04/15/30)(b)	832	754,399
5.45%, 06/01/28 (Call 05/01/28)	520	515,263
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(d)	991	859,783
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	313	210,386
Security	Par (000)	Value

Electric (continued)
3.13%, 07/15/51 (Call 01/15/51)	$435	$298,314
3.45%, 10/01/49 (Call 04/01/49)	403	296,141
3.75%, 09/01/27 (Call 08/01/27)	285	272,945
3.75%, 03/01/45 (Call 09/01/44)	871	684,449
3.85%, 12/01/42	139	114,821
3.94%, 09/01/32 (Call 03/01/32)	620	570,530
4.15%, 08/15/44 (Call 02/15/44)	329	272,952
4.30%, 01/02/46 (Call 07/02/45)	390	328,965
6.00%, 03/01/39	290	303,479
6.13%, 05/15/38	130	138,420
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	1,055	834,104
Series A, 4.30%, 07/15/48 (Call 01/15/48)	298	253,702
Series B, 3.70%, 12/01/47 (Call 06/01/47)	422	327,962
Alfa Desarrollo SpA, 4.55%, 09/27/51
(Call 03/27/51)(d)	796	606,284
Algonquin Power & Utilities Corp., 4.75%, 01/18/82
(Call 01/18/27), (5-year CMT + 3.249%)(a)	556	448,689
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	315	274,463
4.25%, 06/15/28 (Call 03/15/28)(b)	418	398,509
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	50	43,303
1.95%, 03/15/27 (Call 02/15/27)	590	529,136
2.50%, 09/15/24 (Call 08/15/24)	334	322,190
3.50%, 01/15/31 (Call 10/15/30)	788	703,739
3.65%, 02/15/26 (Call 11/15/25)	390	372,657
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	275	216,653
2.90%, 06/15/51 (Call 12/15/50)	123	82,062
3.25%, 03/01/25 (Call 12/01/24)	127	123,161
3.25%, 03/15/50 (Call 09/15/49)	529	382,530
3.70%, 12/01/47 (Call 06/01/47)	372	296,086
3.80%, 05/15/28 (Call 02/15/28)	95	90,485
3.85%, 09/01/32 (Call 06/01/32)	270	246,850
4.15%, 03/15/46 (Call 09/15/45)	430	360,078
4.50%, 03/15/49 (Call 09/15/48)	360	322,326
4.95%, 06/01/33	250	248,188
5.90%, 12/01/52 (Call 06/01/52)	451	489,290
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	459	380,621
3.20%, 11/13/27 (Call 08/13/27)	455	423,701
3.25%, 03/01/50 (Call 09/01/49)	385	263,032
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(a)	555	450,532
5.63%, 03/01/33 (Call 12/01/32)	369	375,804
5.75%, 11/01/27 (Call 10/01/27)	800	820,360
5.95%, 11/01/32 (Call 08/01/32)	300	312,921
Series J, 4.30%, 12/01/28 (Call 09/01/28)	705	677,117
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	125	103,666
5.00%, 09/01/44 (Call 03/01/44)(b)	270	249,124
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	254	243,980
4.40%, 05/15/44 (Call 11/15/43)	265	216,635
4.45%, 06/01/45 (Call 12/01/44)	115	95,519
4.50%, 08/01/32 (Call 05/01/32)	255	239,820
7.00%, 04/01/38	285	320,129
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	280	234,643
Series X, 3.30%, 06/01/27 (Call 03/01/27)	35	32,596
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	300	249,921

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	$225	$167,049
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	355	278,206
2.60%, 08/15/29 (Call 05/15/29)	554	480,246
2.65%, 09/15/50 (Call 03/15/50)	175	105,252
2.95%, 09/15/27 (Call 06/15/27)	320	292,717
3.15%, 05/15/25 (Call 02/15/25)	355	341,123
3.35%, 05/15/50 (Call 11/15/49)	360	247,543
3.50%, 12/01/49 (Call 06/01/49)	333	232,061
3.75%, 05/15/46 (Call 11/15/45)	115	84,447
4.20%, 08/15/48 (Call 02/15/48)	297	233,029
4.25%, 03/01/49 (Call 09/01/48)	315	245,694
4.35%, 11/15/45 (Call 05/15/45)	353	282,682
4.50%, 04/01/42 (Call 10/01/41)	321	272,725
5.05%, 09/01/41 (Call 03/01/41)	347	312,716
5.55%, 08/01/33	395	395,814
6.35%, 12/15/32 (Call 09/15/32)	200	211,758
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	250	206,050
4.00%, 10/15/28 (Call 07/15/28)	278	265,568
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(b).	245	222,521
Atlantica Transmision Sur SA, 6.88%, 04/30/43	187	181,235
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28
(Call 05/01/28)(b)	240	227,054
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	638	614,643
3.20%, 04/15/25 (Call 03/15/25)	513	489,920
3.80%, 06/01/29 (Call 03/01/29)	377	345,690
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	120	94,495
4.35%, 06/01/48 (Call 12/01/47)	370	313,871
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	533	440,189
2.40%, 08/15/26 (Call 05/15/26)	40	36,907
2.90%, 06/15/50 (Call 12/15/49)	490	325,571
3.20%, 09/15/49 (Call 03/15/49)	316	222,673
3.50%, 08/15/46 (Call 02/15/46)	440	328,038
3.75%, 08/15/47 (Call 02/15/47)	603	472,089
4.25%, 09/15/48 (Call 03/15/48)	225	189,801
4.55%, 06/01/52 (Call 12/01/51)	320	284,515
6.35%, 10/01/36	75	80,771
Baltimore Gas and Electric Co., 5.40%, 06/01/53
(Call 12/01/52)	280	285,020
Basin Electric Power Cooperative, 4.75%, 04/26/47
(Call 10/26/46)(b)	413	345,974
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	777	604,809
2.85%, 05/15/51 (Call 11/15/50)	778	501,219
3.25%, 04/15/28 (Call 01/15/28)	970	896,784
3.50%, 02/01/25 (Call 11/01/24)	555	540,270
3.70%, 07/15/30 (Call 04/15/30)	835	768,409
3.80%, 07/15/48 (Call 01/15/48)	725	555,386
4.05%, 04/15/25 (Call 03/15/25)	870	851,930
4.25%, 10/15/50 (Call 04/15/50)	596	481,991
4.45%, 01/15/49 (Call 07/15/48)	550	466,642
4.50%, 02/01/45 (Call 08/01/44)	693	596,126
4.60%, 05/01/53 (Call 11/01/52)	395	335,446
5.15%, 11/15/43 (Call 05/15/43)	683	641,125
5.95%, 05/15/37	203	208,532
Security	Par (000)	Value

Electric (continued)
6.13%, 04/01/36	$1,320	$1,389,934
Black Hills Corp.
1.04%, 08/23/24 (Call 08/16/23)	5	4,751
2.50%, 06/15/30 (Call 03/15/30)	297	246,053
3.05%, 10/15/29 (Call 07/15/29)	397	343,683
3.88%, 10/15/49 (Call 04/15/49)	211	154,095
4.20%, 09/15/46 (Call 03/15/46)	269	209,344
4.35%, 05/01/33 (Call 02/01/33)	335	299,078
5.95%, 03/15/28 (Call 02/15/28)	576	588,660
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	630	516,726
4.50%, 02/15/28 (Call 08/31/23)(b)	890	817,598
4.63%, 02/01/29 (Call 02/01/24)(b)	505	435,194
5.00%, 02/01/31 (Call 02/01/26)(b)	607	510,566
5.13%, 03/15/28 (Call 08/31/23)(b)	1,074	973,935
5.25%, 06/01/26 (Call 08/31/23)(b)	301	292,166
Castle Peak Power Finance Co. Ltd.
2.13%, 03/03/31(d)	400	326,048
2.20%, 06/22/30(d)	200	166,702
3.25%, 07/25/27(d)	200	188,110
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24
(Call 12/05/23)(d)	400	402,196
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	360	282,150
3.60%, 03/01/52 (Call 09/01/51)	85	65,353
3.95%, 03/01/48 (Call 09/01/47)	563	462,240
4.50%, 04/01/44 (Call 10/01/43)	390	346,316
4.95%, 04/01/33 (Call 01/01/33)	135	134,638
5.30%, 04/01/53 (Call 10/01/52)	70	71,330
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	65	60,980
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	370	318,404
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	383	256,798
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	10	7,422
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	80	68,921
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	340	326,873
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	120	113,144
Series K2, 6.95%, 03/15/33	3	3,386
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	88	81,062
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	441	396,097
2.50%, 09/01/24 (Call 08/01/24)	495	476,819
2.65%, 06/01/31 (Call 03/01/31)	305	253,986
2.95%, 03/01/30 (Call 12/01/29)	260	227,024
3.70%, 09/01/49 (Call 03/01/49)	736	547,952
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(d)	200	191,152
4.63%, 02/04/30(d)	600	522,228
CGNPC International Ltd., 4.00%, 05/19/25(d)	400	388,140
Chile Electricity PEC SpA,0.00% 01/25/28(d)(h)	200	157,298
China Clean Energy Development Ltd. 4.00%, 11/05/25 (d)	1,200	1,155,576
China Huadian Overseas Development 2018 Ltd.,
3.38%, (Call 06/23/25),
(5-year CMT + 6.065%)(a)(d)(e)	800	763,928
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(d)	1,000	914,240
2.60%, 12/10/24(d)	200	192,094
3.00%, 12/10/29(d)	400	356,760

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.08%, (Call 12/09/25),
(5-year CMT + 5 651%)(a)(d)(e)	$600	$564,738
China Southern Power Grid International Finance BVI 2018 Co Ltd , 4.25%, 09/18/28(d)	800	779,728
China Southern Power Grid International Finance BVI Co Ltd , 3.50%, 05/08/27(d)	400	381,492
Chugoku Electric Power Co Inc (The), 2.40%, 08/27/24(d)	400	384,508
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 09/14/23)(d)	400	380,744
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	690	571,699
3.75%, 01/15/32 (Call 01/15/27)(b)	265	216,897
4.75%, 03/15/28 (Call 08/11/23)(b)	631	584,962
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	707	665,032
4.97%, 05/01/46 (Call 11/01/45)	270	223,692
Cleveland Electric Illuminating Co (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	500	461,090
4.55%, 11/15/30 (Call 08/15/30)(b)	345	325,259
5.50%, 08/15/24	195	194,085
5.95%, 12/15/36	280	277,785
CLP Power HK Finance Ltd , 3.55%, (Call 11/06/24),
(5-year CMT + 2 041%)(a)(d)(e)	200	191,658
CLP Power Hong Kong Financing Ltd
2.13%, 06/30/30(d)	600	498,402
2.25%, 07/21/31(d)	200	163,036
3.38%, 10/26/27(d)	400	375,372
CMS Energy Corp
3.00%, 05/15/26 (Call 02/15/26)	35	32,799
3.45%, 08/15/27 (Call 05/15/27)	211	197,395
3.75%, 12/01/50 (Call 09/01/30),
(5-year CMT + 2 900%)(a)	427	329,670
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4 116%)(a)	438	385,387
4.88%, 03/01/44 (Call 09/01/43)	337	307,209
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(d)	600	520,674
3.15%, 01/19/32 (Call 10/19/31)(d)	200	170,356
3.95%, 10/11/27 (Call 07/11/27)(d)	600	566,232
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(d)	493	477,438
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(d)	1,200	957,360
3.88%, 07/26/33 (Call 04/26/33)(d)	600	468,384
4.68%, 02/09/51 (Call 08/09/50)(d)	400	274,804
4.69%, 05/15/29 (Call 03/15/29)(d)	800	728,712
4.75%, 02/23/27(d)	600	576,582
5.75%, 02/14/42(c)(d)	400	343,584
6.13%, 06/16/45(d)	400	350,788
6.26%, 02/15/52 (Call 08/15/51)(d)	200	170,774
Commonwealth Edison Co
2.20%, 03/01/30 (Call 12/01/29)	677	572,478
2.55%, 06/15/26 (Call 03/15/26)	647	606,750
3.00%, 03/01/50 (Call 09/01/49)	252	172,340
3.15%, 03/15/32 (Call 12/15/31)	235	206,053
3.65%, 06/15/46 (Call 12/15/45)	465	359,905
3.70%, 08/15/28 (Call 05/15/28)	790	748,904
3.70%, 03/01/45 (Call 09/01/44)	252	199,526
3.80%, 10/01/42 (Call 04/01/42)	30	24,543
Security	Par (000)	Value

Electric (continued)
4.00%, 03/01/48 (Call 09/01/47)	$395	$328,024
4.00%, 03/01/49 (Call 09/01/48)	313	256,375
4.35%, 11/15/45 (Call 05/15/45)	256	222,341
4.60%, 08/15/43 (Call 02/15/43)	215	195,059
4.70%, 01/15/44 (Call 07/15/43)	231	207,558
4.90%, 02/01/33 (Call 11/01/32)(c)	75	74,554
5.30%, 02/01/53 (Call 08/01/52)	355	359,026
5.90%, 03/15/36	347	361,165
6.45%, 01/15/38	258	282,396
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	162,426
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	808	639,370
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	374	264,781
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	385	269,504
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	555	354,989
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	100	79,729
Connecticut Light & Power Co (The)
4.00%, 04/01/48 (Call 10/01/47)	382	320,234
4.30%, 04/15/44 (Call 10/15/43)	390	335,256
4.90%, 07/01/33	225	223,668
5.25%, 01/15/53 (Call 07/15/52)	481	484,175
Series A, 0.75%, 12/01/25 (Call 11/01/25)	395	356,393
Series A, 2.05%, 07/01/31 (Call 04/01/31)	520	421,710
Series A, 3.20%, 03/15/27 (Call 12/15/26)	98	92,292
Series A, 4.15%, 06/01/45 (Call 12/01/44)	330	280,302
Consolidated Edison Co of New York Inc
2.40%, 06/15/31 (Call 03/15/31)	638	532,749
3.20%, 12/01/51 (Call 06/01/51)	160	110,517
3.60%, 06/15/61 (Call 12/15/60)	638	458,716
3.70%, 11/15/59 (Call 05/15/59)	247	178,853
3.80%, 05/15/28 (Call 02/15/28)	210	200,327
3.85%, 06/15/46 (Call 12/15/45)	294	228,573
3.95%, 03/01/43 (Call 09/01/42)	640	524,051
4.45%, 03/15/44 (Call 09/15/43)	818	710,858
4.50%, 12/01/45 (Call 06/01/45)	461	400,166
4.50%, 05/15/58 (Call 11/15/57)	436	365,290
4.63%, 12/01/54 (Call 06/01/54)	272	237,257
5.20%, 03/01/33 (Call 12/01/32)	415	419,598
5.70%, 06/15/40	203	203,489
6.15%, 11/15/52 (Call 05/15/52)	665	730,469
Series 05-A, 5.30%, 03/01/35	60	59,101
Series 06-A, 5.85%, 03/15/36	316	321,574
Series 06-B, 6.20%, 06/15/36	375	391,159
Series 07-A, 6.30%, 08/15/37	50	53,471
Series 08-B, 6.75%, 04/01/38	557	617,964
Series 09-C, 5.50%, 12/01/39	255	250,326
Series 12-A, 4.20%, 03/15/42	263	223,411
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	599	472,743
Series 20A, 3 .5%, 04/01/30 (Call 01/01/30)	305	277,025
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	865	702,337
Series A, 4.13%, 05/15/49 (Call 11/15/48)	465	377,478
Series B, 3.13%, 11/15/27 (Call 08/15/27)	35	32,579
Series C, 3.00%, 12/01/60 (Call 06/01/60)	302	190,058
Series C, 4.00%, 11/15/57 (Call 05/15/57)	558	436,674
Series C, 4.30%, 12/01/56 (Call 06/01/56)	495	407,563
Series D, 4.00%, 12/01/28 (Call 09/01/28)	105	101,185
Series E, 4.65%, 12/01/48 (Call 06/01/48)	625	551,231
Consorcio Transmantaro SA
4.70%, 04/16/34(d)	600	560,916
5.20%, 04/11/38 (Call 01/11/38)(d)	200	188,838

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	$380	$363,854
5.60%, 03/01/28 (Call 02/01/28)	350	354,011
5.60%, 06/15/42 (Call 12/15/41)	645	624,747
5.80%, 03/01/33 (Call 12/01/32)	350	359,089
6.25%, 10/01/39	580	596,362
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	535	302,847
2.65%, 08/15/52 (Call 02/15/52)	62	39,599
3.10%, 08/15/50 (Call 02/15/50)	375	263,614
3.25%, 08/15/46 (Call 02/15/46)	210	153,705
3.50%, 08/01/51 (Call 02/01/51)	489	369,004
3.60%, 08/15/32 (Call 02/15/32)	100	90,064
3.75%, 02/15/50 (Call 08/15/49)	255	201,728
3.80%, 11/15/28 (Call 08/15/28)	78	73,824
3.95%, 05/15/43 (Call 11/15/42)	91	75,641
3.95%, 07/15/47 (Call 01/15/47)	515	424,679
4.05%, 05/15/48 (Call 11/15/47)	490	410,811
4.20%, 09/01/52 (Call 03/01/52)	130	110,293
4.35%, 04/15/49 (Call 10/15/48)	235	205,442
4.63%, 05/15/33 (Call 11/15/32)	400	390,380
4.65%, 03/01/28 (Call 01/01/28)	228	226,947
4.90%, 02/15/29	575	574,758
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	381	294,726
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	305	250,048
Dominion Energy Inc.
3.07%, 08/15/24(f)	857	832,121
3.90%, 10/01/25 (Call 07/01/25)	427	413,494
4.25%, 06/01/28 (Call 03/01/28)	539	517,505
4.35%, 08/15/32 (Call 05/15/32)	270	253,409
4.70%, 12/01/44 (Call 06/01/44)	395	342,864
4.85%, 08/15/52 (Call 02/15/52)	340	303,661
5.38%, 11/15/32 (Call 08/15/32)	365	365,792
5.75%, 10/01/54 (Call 10/01/24),
(3-mo. LIBOR US + 3.057%)(a)	465	449,939
7.00%, 06/15/38	469	515,089
Series A, 1.45%, 04/15/26 (Call 03/15/26)	403	364,997
Series A, 3.30%, 03/15/25 (Call 02/15/25)	190	183,304
Series A, 4.60%, 03/15/49 (Call 09/15/48)	415	358,444
Series B, 3.30%, 04/15/41 (Call 10/15/40)	475	352,098
Series B, 3.60%, 03/15/27 (Call 01/15/27)	382	361,693
Series B, 5.95%, 06/15/35	450	463,531
Series C, 2.25%, 08/15/31 (Call 05/15/31)	380	307,196
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,674	1,495,568
Series C, 4.05%, 09/15/42 (Call 03/15/42)	401	318,819
Series C, 4.90%, 08/01/41 (Call 02/01/41)	325	292,078
Series D, 2.85%, 08/15/26 (Call 05/15/26)	599	556,633
Series E, 6.30%, 03/15/33	218	231,758
Series F, 5.25%, 08/01/33	805	792,434
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	219	199,187
5.10%, 06/01/65 (Call 12/01/64)	220	210,773
5.30%, 05/15/33	120	121,070
5.45%, 02/01/41 (Call 08/01/40)	205	201,603
6.05%, 01/15/38	139	146,766
6.63%, 02/01/32	266	292,329
Series A, 2.30%, 12/01/31 (Call 09/01/31)	160	129,763
Security	Par (000)	Value

Electric (continued)
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	$282	$270,249
4.35%, 04/15/29 (Call 01/15/29)	297	261,737
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/11/23)(b)	380	374,593
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	381	325,953
2.95%, 03/01/50 (Call 09/01/49)	352	238,431
3.38%, 03/01/25 (Call 12/01/24)	389	377,882
3.70%, 03/15/45 (Call 09/15/44)	735	579,834
3.70%, 06/01/46 (Call 12/01/45)	286	222,385
3.75%, 08/15/47 (Call 02/15/47)	380	295,553
3.95%, 03/01/49 (Call 09/01/48)	287	235,116
4.30%, 07/01/44 (Call 01/01/44)	155	132,582
5.20%, 04/01/33 (Call 01/01/33)	350	354,756
5.40%, 04/01/53 (Call 10/01/52)	600	617,514
Series A, 1.90%, 04/01/28 (Call 02/01/28)	620	544,906
Series A, 3.00%, 03/01/32 (Call 12/01/31)	675	582,545
Series A, 4.00%, 04/01/43 (Call 10/01/42)	91	75,550
Series A, 4.05%, 05/15/48 (Call 11/15/47)	413	344,789
Series B, 3.25%, 04/01/51 (Call 10/01/50)	365	262,705
Series B, 3.65%, 03/01/52 (Call 09/01/51)	188	145,854
Series C, 2.63%, 03/01/31 (Call 12/01/30)	318	274,568
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	328	303,698
2.95%, 03/01/30 (Call 12/01/29)	375	324,371
4.22%, 11/01/24(f)	880	864,389
4.88%, 06/01/28 (Call 05/01/28)	500	494,365
Series C, 2.53%, 10/01/24(f)	437	420,652
Series C, 3.40%, 06/15/29 (Call 03/15/29)	261	235,138
Series F, 1.05%, 06/01/25 (Call 05/01/25)	722	665,222
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	645	556,899
2.45%, 02/01/30 (Call 11/01/29)	555	477,389
2.55%, 04/15/31 (Call 01/15/31)	430	366,072
2.85%, 03/15/32 (Call 12/15/31)	625	530,050
2.95%, 12/01/26 (Call 09/01/26)	678	640,208
3.20%, 08/15/49 (Call 02/15/49)	445	315,928
3.45%, 04/15/51 (Call 10/15/50)	575	418,945
3.55%, 03/15/52 (Call 09/15/51)	463	348,014
3.70%, 12/01/47 (Call 06/01/47)	453	352,819
3.75%, 06/01/45 (Call 12/01/44)	566	443,387
3.88%, 03/15/46 (Call 09/15/45)	459	364,262
3.95%, 11/15/28 (Call 08/15/28)	765	731,569
3.95%, 03/15/48 (Call 09/15/47)	365	294,865
4.00%, 09/30/42 (Call 03/30/42)	455	376,649
4.25%, 12/15/41 (Call 06/15/41)	302	259,596
4.95%, 01/15/33 (Call 10/15/32)	565	563,045
5.30%, 02/15/40	668	665,094
5.35%, 01/15/53 (Call 07/15/52)	445	446,678
5.40%, 01/15/54	328	331,693
6.00%, 01/15/38	270	283,038
6.05%, 04/15/38	502	528,706
6.10%, 06/01/37	224	234,613
6.45%, 10/15/32	245	265,418
Series A, 6.00%, 12/01/28	245	255,991
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	960	876,192
2.45%, 06/01/30 (Call 03/01/30)	407	342,108
2.55%, 06/15/31 (Call 03/15/31)	560	463,081
2.65%, 09/01/26 (Call 06/01/26)	555	514,563

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.15%, 08/15/27 (Call 05/15/27)	$572	$530,336
3.25%, 01/15/82 (Call 01/15/27),
(5-year CMT + 2.321%)(a)	335	249,820
3.30%, 06/15/41 (Call 12/15/40)	613	452,302
3.40%, 06/15/29 (Call 03/15/29)	175	158,813
3.50%, 06/15/51 (Call 12/15/50)	663	474,264
3.75%, 09/01/46 (Call 03/01/46)	1,281	977,903
3.95%, 08/15/47 (Call 02/15/47)	536	412,323
4.20%, 06/15/49 (Call 12/15/48)	447	358,494
4.30%, 03/15/28 (Call 02/15/28)	735	708,489
4.50%, 08/15/32 (Call 05/15/32)	790	745,444
4.80%, 12/15/45 (Call 06/15/45)	621	556,286
5.00%, 12/08/25	255	253,386
5.00%, 12/08/27 (Call 11/08/27)	1,180	1,177,369
5.00%, 08/15/52 (Call 02/15/52)	790	718,189
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	737	599,984
2.40%, 12/15/31 (Call 09/15/31)	780	643,820
2.50%, 12/01/29 (Call 09/01/29)	500	435,630
3.00%, 12/15/51 (Call 06/15/51)	570	387,697
3.20%, 01/15/27 (Call 10/15/26)	375	355,504
3.40%, 10/01/46 (Call 04/01/46)	195	144,243
3.80%, 07/15/28 (Call 04/15/28)	388	369,966
3.85%, 11/15/42 (Call 05/15/42)	570	458,137
4.20%, 07/15/48 (Call 01/15/48)	443	373,772
5.65%, 04/01/40	410	417,355
5.95%, 11/15/52 (Call 05/15/52)	215	231,974
6.35%, 09/15/37	453	491,618
6.40%, 06/15/38	616	675,512
Duke Energy Florida Project Finance LLC, Series
2035, 3.11%, 09/01/38(c)	125	101,434
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	415	262,716
3.75%, 05/15/46 (Call 11/15/45)	313	240,018
5.40%, 04/01/53 (Call 10/01/52)	360	361,058
6.12%, 10/15/35	11	11,419
6.35%, 08/15/38	320	345,491
6.45%, 04/01/39	95	102,558
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	318	300,920
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	481	337,489
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	658	546,212
3.65%, 02/01/29 (Call 11/01/28)	548	514,073
3.70%, 06/15/46 (Call 12/15/45)	175	131,905
4.30%, 02/01/49 (Call 08/01/48)	460	383,608
5.25%, 04/01/33 (Call 01/01/33)	320	323,715
5.65%, 04/01/53 (Call 10/01/52)	190	195,212
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	215	173,243
2.50%, 08/15/50 (Call 02/15/50)	272	168,033
2.90%, 08/15/51 (Call 02/15/51)	150	98,888
3.25%, 08/15/25 (Call 05/15/25)	230	221,603
3.40%, 04/01/32 (Call 01/01/32)	300	266,601
3.45%, 03/15/29 (Call 12/15/28)	420	388,542
3.60%, 09/15/47 (Call 03/15/47)	302	229,728
3.70%, 09/01/28 (Call 06/01/28)	55	51,901
3.70%, 10/15/46 (Call 04/15/46)	583	448,811
4.00%, 04/01/52 (Call 10/01/51)	180	145,512
4.10%, 05/15/42 (Call 11/15/41)	183	154,690
4.10%, 03/15/43 (Call 09/15/42)	215	179,693
Security	Par (000)	Value

Electric (continued)
4.15%, 12/01/44 (Call 06/01/44)	$280	$233,985
4.20%, 08/15/45 (Call 02/15/45)	294	243,464
4.38%, 03/30/44 (Call 09/30/43)	126	108,375
5.25%, 03/15/33 (Call 12/15/32)	585	593,014
5.35%, 03/15/53 (Call 09/15/52)	480	481,051
6.30%, 04/01/38	215	229,515
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	420	337,718
2.78%, 01/07/32 (Call 10/07/31)(b)	135	104,707
3.62%, 08/01/27 (Call 05/01/27)(b)	403	365,332
E.ON International Finance BV, 6.65%, 04/30/38(b)	530	566,183
Edison International
3.55%, 11/15/24 (Call 10/15/24)	645	626,734
4.13%, 03/15/28 (Call 12/15/27)	305	286,816
4.70%, 08/15/25	390	381,787
4.95%, 04/15/25 (Call 03/15/25)	371	365,472
5.25%, 11/15/28 (Call 10/15/28)	225	221,778
5.75%, 06/15/27 (Call 04/15/27)	527	531,522
6.95%, 11/15/29 (Call 09/15/29)	220	234,027
8.13%, 06/15/53 (Call 03/15/28),
(5-year CMT + 3.864%)(a)	375	385,275
EDP Finance BV
1.71%, 01/24/28(b)(c)	565	484,035
6.30%, 10/11/27(b)	675	697,160
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	318	279,761
6.00%, 05/15/35	250	252,940
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	2,200	2,129,226
4.50%, 09/21/28 (Call 06/21/28)(b)(c)	1,645	1,569,741
4.50%, 12/04/69	800	555,200
4.75%, 10/13/35 (Call 04/13/35)(b)(c)	590	523,879
4.88%, 09/21/38 (Call 03/21/38)(b)	710	603,337
4.88%, 01/22/44(b)	750	621,045
4.95%, 10/13/45 (Call 04/13/45)(b)	1,458	1,203,492
5.00%, 09/21/48 (Call 03/21/48)(b)	636	531,785
5.25%, 10/13/55 (Call 04/13/55)(b)	250	204,343
5.60%, 01/27/40(b)(c)	655	606,523
5.70%, 05/23/28 (Call 04/23/28)(b)	485	488,453
6.00%, 01/22/2114(b)	517	460,637
6.25%, 05/23/33 (Call 02/23/33)(b)	515	530,249
6.90%, 05/23/53 (Call 11/23/52)(b)	510	536,790
6.95%, 01/26/39(b)	1,124	1,185,618
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	255	204,954
3.55%, 06/15/26 (Call 03/15/26)	830	789,853
4.75%, 06/15/46 (Call 12/15/45)	802	645,875
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	200	188,730
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(d)	400	329,800
Empresas Publicas de Medellin ESP
4.25%, 07/18/29 (Call 04/18/29)(d)	600	487,320
4.38%, 02/15/31 (Call 11/15/30)(d)	600	460,332
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,117	1,069,360
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	996	959,497
Enel Finance America LLC
2.88%, 07/12/41 (Call 01/12/41)(b)	730	478,610
7.10%, 10/14/27 (Call 09/14/27)(b)	735	773,999

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	$1,823	$1,620,428
1.88%, 07/12/28 (Call 05/12/28)(b)	565	479,487
2.25%, 07/12/31 (Call 04/12/31)(b)	545	431,684
2.65%, 09/10/24(b)	770	743,681
3.50%, 04/06/28(b)	1,195	1,096,795
3.63%, 05/25/27(b)	300	282,306
4.25%, 06/15/25(b)	865	841,212
4.63%, 06/15/27 (Call 05/15/27)(b)	825	800,662
4.75%, 05/25/47(b)	866	732,870
4.88%, 06/14/29(b)	1,160	1,117,289
5.00%, 06/15/32 (Call 03/15/32)(b)	655	623,711
5.50%, 06/15/52 (Call 12/15/51)(b)	795	724,293
6.00%, 10/07/39(b)	1,295	1,274,487
6.80%, 10/14/25(b)	880	899,298
6.80%, 09/15/37(b)	865	915,948
7.50%, 10/14/32 (Call 07/14/32)(b)	400	446,428
7.75%, 10/14/52 (Call 04/14/52)(b)	670	790,352
EnfraGen Energia Sur SA/EnfraGen
Spain SA/Prime Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	485	320,100
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(d)	400	333,904
4.50%, 01/29/25(d)	200	193,392
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	647	401,308
3.35%, 06/15/52 (Call 12/15/51)	430	307,269
3.50%, 04/01/26 (Call 01/01/26)	419	402,868
4.00%, 06/01/28 (Call 03/01/28)	410	392,493
4.20%, 04/01/49 (Call 10/01/48)	520	430,570
5.15%, 01/15/33 (Call 10/15/32)	400	402,020
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	585	530,911
1.90%, 06/15/28 (Call 04/15/28)	590	506,438
2.40%, 06/15/31 (Call 03/05/31)	615	496,311
2.80%, 06/15/30 (Call 03/15/30)	612	521,644
2.95%, 09/01/26 (Call 06/01/26)	785	727,153
3.75%, 06/15/50 (Call 12/15/49)	250	181,665
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 08/11/23)	10	9,495
1.60%, 12/15/30 (Call 09/15/30)	305	237,061
2.35%, 06/15/32 (Call 03/15/32)	230	184,531
2.40%, 10/01/26 (Call 07/01/26)	335	307,805
2.90%, 03/15/51 (Call 09/15/50)	634	412,011
3.05%, 06/01/31 (Call 03/01/31)	398	343,060
3.10%, 06/15/41 (Call 12/15/40)	40	29,958
3.12%, 09/01/27 (Call 06/01/27)	285	264,315
3.25%, 04/01/28 (Call 01/01/28)	498	458,324
4.00%, 03/15/33 (Call 12/15/32)	632	574,153
4.20%, 09/01/48 (Call 03/01/48)	621	515,709
4.20%, 04/01/50 (Call 10/01/49)	405	336,231
4.75%, 09/15/52 (Call 03/15/52)	400	362,340
4.95%, 01/15/45 (Call 01/15/25)	85	77,810
5.40%, 11/01/24	55	54,841
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	270	243,481
3.50%, 06/01/51 (Call 03/01/51)	70	50,667
3.85%, 06/01/49 (Call 12/01/48)	385	297,605
5.00%, 09/01/33	135	132,373
Security	Par (000)	Value

Electric (continued)
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	$484	$384,059
3.55%, 09/30/49 (Call 03/30/49)	485	356,713
4.00%, 03/30/29 (Call 12/30/28)	326	306,189
4.50%, 03/30/39 (Call 09/30/38)	310	277,673
5.00%, 09/15/52 (Call 03/15/52)	245	228,752
Eskom Holdings SOC Ltd.
4.31%, 07/23/27(d)	400	359,268
6.35%, 08/10/28(d)	840	802,402
7.13%, 02/11/25(d)	800	794,240
8.45%, 08/10/28(d)	400	394,884
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	551	530,227
2.90%, 09/15/29 (Call 06/15/29)	600	524,472
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	140	130,248
3.10%, 04/01/27 (Call 01/01/27)	240	224,563
3.25%, 09/01/49 (Call 03/01/49)	214	151,506
3.45%, 04/15/50 (Call 10/15/49)	180	131,569
4.10%, 04/01/43 (Call 10/01/42)	234	192,027
4.13%, 03/01/42 (Call 09/01/41)	138	114,948
4.25%, 12/01/45 (Call 06/01/45)	388	317,411
5.70%, 03/15/53 (Call 09/15/52)	390	399,929
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	150	144,429
4.20%, 06/15/47 (Call 12/15/46)	291	240,305
4.20%, 03/15/48 (Call 09/15/47)	325	269,204
4.95%, 04/15/33 (Call 01/15/33)	225	220,941
5.30%, 10/01/41 (Call 04/01/41)	325	316,469
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	397	318,747
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	155	129,227
Evergy Missouri West Inc., 5.15%, 12/15/27 (Call 11/15/27)(b)	545	539,016
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	455	377,764
2.90%, 03/01/27 (Call 02/01/27)	700	645,694
3.38%, 03/01/32 (Call 12/01/31)	305	265,548
3.45%, 01/15/50 (Call 07/15/49)	401	294,266
4.60%, 07/01/27 (Call 06/01/27)	235	230,197
4.75%, 05/15/26	235	231,698
5.13%, 05/15/33	350	344,750
5.45%, 03/01/28 (Call 02/01/28)	866	878,808
Series H, 3.15%, 01/15/25 (Call 10/15/24)	305	294,008
Series L, 2.90%, 10/01/24 (Call 08/01/24)	750	725,070
Series M, 3.30%, 01/15/28 (Call 10/15/27)	202	186,612
Series O, 4.25%, 04/01/29 (Call 01/01/29)	420	401,100
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	520	474,828
Series R, 1.65%, 08/15/30 (Call 05/15/30)	745	591,202
Series U, 1.40%, 08/15/26 (Call 07/15/26)	410	364,248
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	165	151,853
3.35%, 03/15/32 (Call 12/15/31)	300	261,078
3.40%, 04/15/26 (Call 01/15/26)	709	676,351
3.95%, 06/15/25 (Call 03/15/25)	482	468,490
4.05%, 04/15/30 (Call 01/15/30)	1,260	1,178,516
4.10%, 03/15/52 (Call 09/15/51)	500	400,230
4.45%, 04/15/46 (Call 10/15/45)	860	736,900
4.70%, 04/15/50 (Call 10/15/49)	710	625,886
4.95%, 06/15/35 (Call 12/15/34)	356	339,012
5.10%, 06/15/45 (Call 12/15/44)	454	426,288

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.15%, 03/15/28 (Call 02/15/28)	$455	$455,846
5.30%, 03/15/33 (Call 12/15/32)	520	519,646
5.60%, 03/15/53 (Call 09/15/52)	520	519,454
5.63%, 06/15/35	115	116,073
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	375	364,447
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	388	358,175
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	245	230,910
2.65%, 03/01/30 (Call 12/01/29)	457	385,032
Series A, 1.60%, 01/15/26 (Call 12/15/25)	216	196,212
Series B, 2.25%, 09/01/30 (Call 06/01/30)	390	314,859
Series B, 4.15%, 07/15/27 (Call 04/15/27)	1,104	1,044,870
Series C, 3.40%, 03/01/50 (Call 09/01/49)	635	433,794
Series C, 5.10%, 07/15/47 (Call 01/15/47)	529	479,628
Series C, 7.38%, 11/15/31	489	551,289
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	515	453,700
4.35%, 01/15/25 (Call 10/15/24)(b)	831	811,496
4.55%, 04/01/49 (Call 10/01/48)(b)	393	326,783
5.45%, 07/15/44 (Call 01/15/44)(b)	375	349,631
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	653	548,089
2.85%, 04/01/25 (Call 03/01/25)	1,500	1,446,855
2.88%, 12/04/51 (Call 06/04/51)	623	425,459
3.13%, 12/01/25 (Call 06/01/25)	980	940,849
3.15%, 10/01/49 (Call 04/01/49)	439	316,453
3.70%, 12/01/47 (Call 06/01/47)	572	456,919
3.80%, 12/15/42 (Call 06/15/42)	255	213,027
3.95%, 03/01/48 (Call 09/01/47)	992	829,014
3.99%, 03/01/49 (Call 09/01/48)	760	632,198
4.05%, 06/01/42 (Call 12/01/41)	285	246,152
4.05%, 10/01/44 (Call 04/01/44)	183	157,192
4.13%, 02/01/42 (Call 08/01/41)	349	303,777
4.13%, 06/01/48 (Call 12/01/47)	343	293,049
4.40%, 05/15/28 (Call 03/15/28)	290	285,154
4.45%, 05/15/26 (Call 04/15/26)	195	193,202
4.63%, 05/15/30 (Call 03/15/30)	305	301,517
4.80%, 05/15/33 (Call 02/15/33)	220	218,117
4.95%, 06/01/35	593	589,928
5.05%, 04/01/28 (Call 03/01/28)	316	318,958
5.10%, 04/01/33 (Call 01/01/33)	520	526,412
5.25%, 02/01/41 (Call 08/01/40)	50	49,964
5.30%, 04/01/53 (Call 10/01/52)	515	529,209
5.63%, 04/01/34	260	274,024
5.65%, 02/01/37	175	181,414
5.69%, 03/01/40	153	159,737
5.95%, 02/01/38	409	436,865
5.96%, 04/01/39	494	530,190
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,120	1,038,520
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	220	209,653
3.25%, 03/30/27 (Call 12/30/26)	363	338,559
4.30%, 03/15/42	1,116	963,766
4.30%, 03/15/43	330	277,923
4.65%, 05/16/28	750	736,987
4.70%, 05/15/32 (Call 02/15/32)	403	389,342
4.95%, 05/17/33	800	788,008
5.13%, 05/15/52 (Call 11/15/51)	478	460,835
Security	Par (000)	Value

Electric (continued)
Series 10-C, 4.75%, 09/01/40	$525	$481,992
Series A, 2.20%, 09/15/24 (Call 08/15/24)	375	361,114
Series A, 3.25%, 03/15/51 (Call 09/15/50)	293	207,623
Series B, 2.65%, 09/15/29 (Call 06/15/29)	535	464,022
Series B, 3.70%, 01/30/50 (Call 07/30/49)	593	455,999
Great River Energy
6.25%, 07/01/38(b)	256	268,637
7.23%, 07/01/38(b)(c)	364	411,760
Guangzhou Development District Holding Group Co. Ltd., 2.85%, 01/19/27(d)	200	180,858
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	820	773,153
Hengjian International Investment Ltd., 1.88%, 06/23/25(d)	200	185,578
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(d)	600	486,930
2.25%, 06/09/30 (Call 12/09/29)(d)	400	335,804
2.88%, 05/03/26(d)	400	374,332
Iberdrola International BV
5.81%, 03/15/25	150	150,614
6.75%, 07/15/36	432	485,715
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	225	228,863
Series K, 4.20%, 03/01/48 (Call 09/01/47)	475	399,855
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	305	210,215
3.85%, 05/15/28 (Call 02/15/28)	281	267,127
4.25%, 08/15/48 (Call 02/15/48)	341	281,635
5.63%, 04/01/53 (Call 10/01/52)	345	357,831
6.05%, 03/15/37	25	26,035
Series K, 4.55%, 03/15/46 (Call 09/15/45)	396	350,785
Series L, 3.75%, 07/01/47 (Call 01/01/47)	214	164,532
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	345	276,997
5.65%, 12/01/32 (Call 09/01/32)(b)	520	527,795
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(d)	600	464,814
4.88%, 01/14/48(d)	210	165,671
Instituto Costarricense de Electricidad, 6.38%, 05/15/43(d)	400	337,840
Interchile SA, 4.50%, 06/30/56(d)	800	667,208
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	360	297,947
3.10%, 11/30/51 (Call 05/30/51)	200	130,862
3.25%, 12/01/24 (Call 09/01/24)	219	212,279
3.50%, 09/30/49 (Call 03/30/49)	132	95,695
3.60%, 04/01/29 (Call 01/01/29)	30	27,588
3.70%, 09/15/46 (Call 03/15/46)	235	174,231
4.10%, 09/26/28 (Call 06/26/28)	315	301,118
6.25%, 07/15/39	265	278,504
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(d)	600	562,086
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	310	302,107
4.25%, 05/01/30 (Call 02/01/30)	292	266,234
Israel Electric Corp. Ltd.
3.75%, 02/22/32(b)(d)	400	339,184
4.25%, 08/14/28(b)(d)	800	745,232
7.75%, 12/15/27(d)	250	265,303
Series 6, 5.00%, 11/12/24(b)(d)	850	838,295

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp.
2.95%, 05/14/30 (Call 04/14/30)(b)	$60	$51,520
3.25%, 06/30/26 (Call 03/30/26)	358	338,650
3.35%, 11/15/27 (Call 08/15/27)	613	571,647
4.95%, 09/22/27 (Call 08/22/27)(b)	695	686,868
5.30%, 07/01/43 (Call 01/01/43)	202	189,537
5.40%, 06/01/33 (Call 03/01/33)(b)	230	228,132
JERA Co. Inc., 3.67%, 04/14/27 (Call 03/14/27)(d)	200	186,784
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(b)	445	366,409
4.30%, 01/15/26 (Call 10/15/25)(b)	415	401,865
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	32	29,756
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/17/26)(d)	504	425,724
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(d)	423	395,484
4.88%, 05/24/26 (Call 02/24/26)(d)	400	385,796
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(d)	200	192,182
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	472	336,220
4.38%, 10/01/45 (Call 04/01/45)	484	404,072
5.13%, 11/01/40 (Call 05/01/40)	533	512,218
5.45%, 04/15/33 (Call 01/15/33)	230	234,756
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(d)	600	561,246
3.60%, 05/06/25	200	193,262
Korea Electric Power Corp., 1.13%, 06/15/25(d)	600	553,986
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d).	600	527,628
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	400	356,036
Lamar Funding Ltd., 3.96%, 05/07/25(d)	775	743,202
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29 (Call 07/01/24)(b)	270	240,065
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	598	467,588
Light Servicos de Eletricidade SA/Light Energia SA,
4.38%, 06/18/26 (Call 06/18/24)(d)	400	179,752
LLPL Capital Pte Ltd., 6.88%, 02/04/39(d)	496	454,941
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	140	117,081
5.45%, 04/15/33 (Call 01/15/33)	385	393,705
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	88	84,681
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(b)	785	610,863
4.00%, 08/15/46 (Call 02/15/46)(b)	202	151,035
5.90%, 11/15/39(b)	230	231,047
Mazoon Assets Co. SAOC, 5.20%, 11/08/27(d)	400	394,348
Metropolitan Edison Co.
4.30%, 01/15/29 (Call 10/15/28)(b)	435	412,028
5.20%, 04/01/28 (Call 03/01/28)(b)	85	84,489
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(c)(d)	263	254,929
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	220	137,599
3.10%, 05/01/27 (Call 02/01/27)	275	257,004
3.15%, 04/15/50 (Call 10/15/49)	483	334,434
3.50%, 10/15/24 (Call 07/15/24)	270	263,882
3.65%, 04/15/29 (Call 01/15/29)	781	730,493
3.65%, 08/01/48 (Call 02/01/48)	685	524,183
Security	Par (000)	Value

Electric (continued)
3.95%, 08/01/47 (Call 02/01/47)	$483	$388,786
4.25%, 05/01/46 (Call 11/01/45)	350	294,742
4.25%, 07/15/49 (Call 01/15/49)	517	436,332
4.40%, 10/15/44 (Call 04/15/44)	380	330,319
4.80%, 09/15/43 (Call 03/15/43)	390	360,383
5.75%, 11/01/35	53	54,730
5.80%, 10/15/36	143	147,996
6.75%, 12/30/31	202	224,410
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	432	409,342
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(c)	16	16,270
Minejesa Capital BV
4.63%, 08/10/30(d)	1,000	916,710
5.63%, 08/10/37(d)	600	498,894
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	440	416,513
Series 12-A, 4.25%, 03/15/42.	91	75,699
Series B, 3.10%, 07/30/51 (Call 01/30/51)	243	159,184
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/24)(d)	500	452,040
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(b)	5	4,706
5.40%, 12/15/43 (Call 06/15/43)(b)	315	301,159
MVM Energetika Zrt, 7.50%, 06/09/28 (Call 03/09/28)	200	204,810
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	610	544,669
3.92%, 08/01/28 (Call 05/01/28)(b)	150	142,173
5.64%, 03/15/40(b)	355	345,781
National Central Cooling Co. PJSC, 2.50%, 10/21/27(d)	300	267,336
National Grid USA, 5.80%, 04/01/35	88	87,891
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	750	670,020
1.35%, 03/15/31 (Call 12/15/30)	170	129,397
1.65%, 06/15/31 (Call 03/15/31)	235	182,548
1.88%, 02/07/25	263	249,561
2.40%, 03/15/30 (Call 12/15/29)	90	76,151
2.75%, 04/15/32 (Call 01/15/32)	305	253,568
2.85%, 01/27/25 (Call 10/27/24)	149	143,673
3.05%, 04/25/27 (Call 01/25/27)	330	307,194
3.25%, 11/01/25 (Call 08/01/25)	462	441,824
3.40%, 02/07/28 (Call 11/07/27)	539	503,943
3.45%, 06/15/25	170	164,074
3.70%, 03/15/29 (Call 12/15/28)	215	200,176
3.90%, 11/01/28 (Call 08/01/28)	215	203,618
4.02%, 11/01/32 (Call 05/01/32)	619	566,577
4.15%, 12/15/32 (Call 09/15/32)	210	193,681
4.30%, 03/15/49 (Call 09/15/48)	396	329,484
4.40%, 11/01/48 (Call 05/01/48)	185	156,754
4.45%, 03/13/26 (Call 02/13/26)	175	173,243
4.80%, 03/15/28 (Call 02/15/28)	1,090	1,081,018
5.05%, 09/15/28	440	440,370
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(a)	256	240,671
5.45%, 10/30/25	610	611,531
5.80%, 01/15/33 (Call 07/15/32)	530	553,230
Series C, 8.00%, 03/01/32	125	146,516
Series D, 1.00%, 10/18/24	173	163,770

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	$185	$189,227
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	805	748,384
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	665	558,001
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	415	269,476
Series N, 6.65%, 04/01/36	278	298,864
Series R, 6.75%, 07/01/37	579	628,742
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	162	103,296
3.80%, 12/05/47 (Call 06/05/47)(b)	751	586,313
5.94%, 11/25/52 (Call 05/25/52)(b)	250	261,195
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)	335	258,523
3.25%, 12/01/26 (Call 09/01/26)(b)	70	65,464
3.30%, 09/15/49 (Call 03/15/49)(b)	363	245,962
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	638	572,465
1.90%, 06/15/28 (Call 04/15/28)	637	550,763
2.25%, 06/01/30 (Call 03/01/30)	1,807	1,501,816
2.44%, 01/15/32 (Call 10/15/31)	753	611,797
2.75%, 11/01/29 (Call 08/01/29)	1,012	883,689
3.00%, 01/15/52 (Call 07/15/51)	345	226,555
3.50%, 04/01/29 (Call 01/01/29)	795	732,418
3.55%, 05/01/27 (Call 02/01/27)	923	873,472
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(a)	105	89,034
4.26%, 09/01/24	200	197,000
4.45%, 06/20/25	475	467,329
4.63%, 07/15/27 (Call 06/15/27)	900	884,106
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(a)	475	421,425
4.90%, 02/28/28 (Call 01/28/28)	1,155	1,144,686
5.00%, 02/28/30 (Call 12/28/29)	810	809,692
5.00%, 07/15/32 (Call 04/15/32)	650	638,521
5.05%, 02/28/33 (Call 11/28/32)	1,150	1,129,898
5.11%, 09/29/57(b)	65	64,430
5.25%, 02/28/53 (Call 08/28/52)	1,220	1,167,882
5.65%, 05/01/79 (Call 05/01/29),
(3-mo. LIBOR US + 3.156%)(a)	489	454,257
6.05%, 03/01/25	440	443,489
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	386	359,555
4.50%, 09/15/27 (Call 06/15/27)(b)	410	383,600
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	413	331,383
2.76%, 01/10/32 (Call 10/10/31)(b)	370	300,551
3.03%, 06/27/50 (Call 12/27/49)(b)	272	177,708
3.51%, 10/01/24 (Call 07/01/24)(b)	50	48,357
4.12%, 11/28/42(b)	106	85,057
4.28%, 12/15/28 (Call 09/15/28)(b)	215	201,522
4.28%, 10/01/34 (Call 04/01/34)(b)	474	419,675
5.78%, 09/16/52 (Call 03/16/52)(b)	380	382,869
Northern States Power Co., 5.10%, 05/15/53	350	342,118
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	225	187,504
2.60%, 06/01/51 (Call 12/01/50)	405	256,815
2.90%, 03/01/50 (Call 09/01/49)	554	375,224
3.20%, 04/01/52 (Call 10/01/51)	333	235,334
3.40%, 08/15/42 (Call 02/15/42)	415	323,339
3.60%, 05/15/46 (Call 11/15/45)	320	244,314
Security	Par (000)	Value

Electric (continued)
3.60%, 09/15/47 (Call 03/15/47)	$241	$186,650
4.00%, 08/15/45 (Call 02/15/45)	360	291,085
4.13%, 05/15/44 (Call 11/15/43)	330	278,352
4.50%, 06/01/52 (Call 12/01/51)	270	241,512
5.35%, 11/01/39	399	398,018
6.20%, 07/01/37	288	310,769
6.25%, 06/01/36	125	134,918
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	430	352,768
NPC Ukrenergo, 6.88%, 11/09/28(d)(i)(j)	600	161,802
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	560	505,590
2.45%, 12/02/27 (Call 10/02/27)(b)	675	573,088
3.38%, 02/15/29 (Call 02/15/24)(b)	370	306,127
3.63%, 02/15/31 (Call 02/15/26)(b)	790	619,842
3.88%, 02/15/32 (Call 02/15/27)(b)	831	642,778
4.45%, 06/15/29 (Call 03/15/29)(b)	681	605,641
5.25%, 06/15/29 (Call 06/15/24)(b)	550	496,138
5.75%, 01/15/28 (Call 08/16/23)	611	581,861
6.63%, 01/15/27 (Call 08/16/23)	314	311,573
7.00%, 03/15/33 (Call 12/15/32)(b)	505	505,348
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	250	199,803
3.10%, 06/01/51 (Call 12/01/50)	322	224,060
3.20%, 05/15/27 (Call 02/15/27)	449	422,383
3.25%, 05/15/29 (Call 02/15/29)	335	308,545
3.95%, 04/01/30 (Call 01/01/30)	203	190,848
4.40%, 03/01/44 (Call 09/01/43)	380	333,830
4.55%, 06/01/52 (Call 12/01/51)	400	360,152
4.95%, 09/15/52 (Call 03/15/52)	175	169,491
5.50%, 03/15/40	130	130,283
NTPC Ltd.
4.38%, 11/26/24 (d)	400	391,964
4.50%, 03/19/28(d)	400	387,472
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	255	187,596
4.50%, 04/01/47	570	468,734
5.05%, 10/01/48 (Call 04/01/48)	271	239,353
5.25%, 09/01/50	248	227,297
5.38%, 11/01/40	130	120,656
5.95%, 11/01/39	505	503,975
6.19%, 01/01/31(b)	545	556,347
Ohio Edison Co.
5.50%, 01/15/33 (Call 10/15/32)(b)	400	399,196
6.88%, 07/15/36	297	327,098
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	372	297,116
4.15%, 04/01/48 (Call 10/01/47)	15	12,311
5.00%, 06/01/33	120	118,914
Series P, 2.60%, 04/01/30 (Call 01/01/30)	472	402,201
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	239	188,712
Series R, 2.90%, 10/01/51 (Call 04/01/51)	315	205,597
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	70	62,420
3.30%, 03/15/30 (Call 09/15/29)	5	4,492
3.80%, 08/15/28 (Call 02/15/28)	195	184,813
3.85%, 08/15/47 (Call 02/15/47)	254	197,996
4.15%, 04/01/47 (Call 10/01/46)	313	255,317
5.40%, 01/15/33 (Call 07/15/32)	300	303,648
5.60%, 04/01/53 (Call 10/01/52)	185	188,970

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
OmGrid Funding Ltd., 5.20%, 05/16/27(d)	$200	$193,626
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	425	385,806
2.70%, 11/15/51 (Call 05/15/51)	483	310,173
2.75%, 05/15/30 (Call 02/15/30)	950	830,860
2.95%, 04/01/25 (Call 01/01/25)	168	161,137
3.10%, 09/15/49 (Call 03/15/49)	647	453,178
3.70%, 11/15/28 (Call 08/15/28)	810	768,123
3.70%, 05/15/50 (Call 11/15/49)	280	218,098
3.75%, 04/01/45 (Call 10/01/44)	435	350,980
3.80%, 09/30/47 (Call 03/30/47)	443	351,374
3.80%, 06/01/49 (Call 12/01/48)	443	353,899
4.10%, 11/15/48 (Call 05/15/48)	98	82,115
4.15%, 06/01/32 (Call 03/01/32)	175	165,697
4.30%, 05/15/28(b)	100	97,781
4.55%, 09/15/32 (Call 06/15/32)	370	357,316
4.55%, 12/01/41 (Call 06/01/41)	95	86,936
4.60%, 06/01/52 (Call 12/01/51)	413	374,773
4.95%, 09/15/52 (Call 03/15/52)	500	478,665
5.25%, 09/30/40	150	150,179
5.30%, 06/01/42 (Call 12/01/41)	358	359,504
5.35%, 10/01/52 (Call 04/01/52)	255	257,438
5.75%, 03/15/29 (Call 12/15/28)	15	15,561
7.00%, 05/01/32	118	133,017
7.25%, 01/15/33	410	470,614
7.50%, 09/01/38	225	271,872
Oryx Funding Ltd., 5.80%, 02/03/31(d)	400	392,208
Pacific Gas & Electric Co.
6.10%, 01/15/29	260	258,492
6.40%, 06/15/33	380	381,756
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	825	711,727
2.50%, 02/01/31 (Call 11/01/30)	1,590	1,257,595
3.00%, 06/15/28 (Call 04/15/28)	795	690,974
3.15%, 01/01/26	1,150	1,072,628
3.25%, 06/01/31 (Call 03/01/31)	803	657,769
3.30%, 03/15/27 (Call 12/15/26)	355	323,952
3.30%, 12/01/27 (Call 09/01/27)	894	795,392
3.30%, 08/01/40 (Call 02/01/40)	911	625,347
3.45%, 07/01/25	534	507,375
3.50%, 06/15/25 (Call 03/15/25)	350	332,867
3.50%, 08/01/50 (Call 02/01/50)	1,260	815,825
3.75%, 07/01/28	345	311,283
3.75%, 08/15/42 (Call 02/15/42)	395	274,450
3.95%, 12/01/47 (Call 06/01/47)	662	455,774
4.00%, 12/01/46 (Call 06/01/46)	335	226,681
4.20%, 03/01/29 (Call 01/01/29)	670	604,320
4.20%, 06/01/41 (Call 12/01/40)	467	348,387
4.25%, 03/15/46 (Call 09/15/45)	523	366,733
4.30%, 03/15/45 (Call 09/15/44)	302	216,905
4.40%, 03/01/32 (Call 12/01/31)	440	384,886
4.45%, 04/15/42 (Call 10/15/41)	473	358,487
4.50%, 07/01/40 (Call 01/01/40)	1,071	843,905
4.55%, 07/01/30 (Call 01/01/30)	1,590	1,445,692
4.60%, 06/15/43 (Call 12/15/42)	335	252,258
4.65%, 08/01/28 (Call 05/01/28)	180	166,846
4.75%, 02/15/44 (Call 08/15/43)	481	375,233
4.95%, 06/08/25	615	600,412
4.95%, 07/01/50 (Call 01/01/50)	2,247	1,798,813
5.25%, 03/01/52 (Call 09/01/51)	410	336,352
Security	Par (000)	Value

Electric (continued)
5.45%, 06/15/27 (Call 05/15/27)	$580	$567,866
5.90%, 06/15/32 (Call 03/15/32)	650	630,487
6.15%, 01/15/33 (Call 10/15/32)	610	601,978
6.70%, 04/01/53 (Call 10/01/52)	315	315,016
6.75%, 01/15/53 (Call 07/15/52)	965	967,229
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	54	45,142
2.90%, 06/15/52 (Call 12/15/51)	365	222,541
3.30%, 03/15/51 (Call 09/15/50)	593	393,930
3.50%, 06/15/29 (Call 03/15/29)	620	560,251
4.10%, 02/01/42 (Call 08/01/41)	320	250,093
4.13%, 01/15/49 (Call 07/15/48)	588	446,962
4.15%, 02/15/50 (Call 08/15/49)	481	364,617
5.25%, 06/15/35	85	80,017
5.35%, 12/01/53 (Call 06/01/53)	530	471,329
5.50%, 05/15/54	610	554,972
5.75%, 04/01/37	185	180,477
6.00%, 01/15/39	545	539,305
6.10%, 08/01/36	65	65,172
6.25%, 10/15/37	932	951,059
6.35%, 07/15/38	94	95,470
7.70%, 11/15/31	175	193,524
Palomino Funding Trust I, 7.23%, 05/17/28 (Call 04/17/28)(b)	250	252,570
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/24)(d)	450	430,708
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28 (Call 08/31/23)(b)	545	495,754
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	250	163,840
2.85%, 09/15/51 (Call 03/15/51)	315	207,100
3.00%, 09/15/49 (Call 03/15/49)	394	270,713
3.05%, 03/15/51 (Call 09/15/50)	160	109,565
3.15%, 10/15/25 (Call 07/15/25)	200	191,958
3.70%, 09/15/47 (Call 03/15/47)	200	156,596
3.90%, 03/01/48 (Call 09/01/47)	365	298,249
4.15%, 10/01/44 (Call 04/01/44)	135	114,286
4.38%, 08/15/52 (Call 02/15/52)	180	158,242
4.60%, 05/15/52 (Call 11/15/51)	265	239,155
4.90%, 06/15/33	434	431,661
5.95%, 10/01/36	168	176,729
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	764	698,594
3.60%, 06/01/29 (Call 03/01/29)(b)	403	367,532
Perusahaan Listrik Negara PT
3.88%, 07/17/29(d)	400	367,588
4.13%, 05/15/27(c)(d)	1,411	1,351,865
4.88%, 07/17/49(c)(d)	600	495,120
5.25%, 05/15/47(c)(d)	400	352,996
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(c)(d)	400	341,892
3.38%, 02/05/30(d)	600	527,946
4.00%, 06/30/50 (Call 12/30/49)(c)(d)	800	581,688
4.38%, 02/05/50(d)	400	305,820
5.25%, 10/24/42(d)	400	363,804
5.38%, 01/25/29(d)	400	399,056
5.45%, 05/21/28(d)	400	401,192
6.15%, 05/21/48(d)	800	785,560

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.25%, 01/25/49(d)	$400	$395,372
PG&E Corp.
5.00%, 07/01/28 (Call 08/11/23)(c)	745	689,214
5.25%, 07/01/30 (Call 07/01/25)(c)	755	680,036
PG&E Recovery Funding LLC, 5.05%, 07/15/34	190	188,564
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	500	452,615
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	295	270,834
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	583	496,436
6.50%, 11/15/37	230	253,492
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	453	428,185
4.13%, 04/15/30 (Call 01/15/30)	55	51,251
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	260	181,129
3.95%, 06/01/47 (Call 12/01/46)	370	305,346
4.13%, 06/15/44 (Call 12/15/43)	373	313,693
4.15%, 10/01/45 (Call 04/01/45)	160	135,245
4.15%, 06/15/48 (Call 12/15/47)	230	194,709
4.75%, 07/15/43 (Call 01/15/43)	110	101,946
5.00%, 05/15/33 (Call 02/15/33)	545	544,259
5.25%, 05/15/53 (Call 11/15/52)	775	780,223
6.25%, 05/15/39	85	92,310
Progress Energy Inc.
6.00%, 12/01/39	335	338,668
7.00%, 10/30/31	185	201,754
7.75%, 03/01/31	381	430,294
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	10	7,933
3.60%, 09/15/42 (Call 03/15/42)	265	205,645
3.70%, 06/15/28 (Call 12/15/27)	275	259,204
3.80%, 06/15/47 (Call 12/15/46)	389	300,608
4.05%, 09/15/49 (Call 03/15/49)	514	413,431
4.10%, 06/01/32 (Call 03/01/32)	210	195,105
4.10%, 06/15/48 (Call 12/15/47)	95	76,332
4.30%, 03/15/44 (Call 09/15/43)	446	378,636
4.50%, 06/01/52 (Call 12/01/51)	340	292,437
5.25%, 04/01/53 (Call 10/01/52)	700	670,320
6.50%, 08/01/38	145	157,128
Series 17, 6.25%, 09/01/37	198	208,745
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	263	182,988
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	515	413,720
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	450	280,422
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	264	204,502
5.15%, 01/15/53 (Call 07/15/52)	175	174,179
Series V, 2.20%, 06/15/31 (Call 03/15/31)	165	136,016
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	405	402,643
Series J, 2.20%, 08/15/31 (Call 05/15/31)	300	241,812
Series K, 3.15%, 08/15/51 (Call 02/15/51)	415	276,548
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	475	381,368
2.05%, 08/01/50 (Call 02/01/50)	173	100,110
2.25%, 09/15/26 (Call 06/15/26)	480	444,974
2.45%, 01/15/30 (Call 10/15/29)	565	486,804
2.70%, 05/01/50 (Call 11/01/49)	401	266,160
3.00%, 05/15/25 (Call 02/15/25)	24	23,039
3.00%, 05/15/27 (Call 02/15/27)	125	117,088
Security	Par (000)	Value

Electric (continued)
3.00%, 03/01/51 (Call 09/01/50)	$10	$6,977
3.15%, 01/01/50 (Call 07/01/49)	546	394,103
3.20%, 05/15/29 (Call 02/15/29)	234	211,772
3.20%, 08/01/49 (Call 02/01/49)	450	329,575
3.60%, 12/01/47 (Call 06/01/47)	310	244,426
3.65%, 09/01/28 (Call 06/01/28)	575	541,017
3.65%, 09/01/42 (Call 03/01/42)	269	215,547
3.70%, 05/01/28 (Call 02/01/28)	460	436,568
3.80%, 01/01/43 (Call 07/01/42)	180	149,567
3.80%, 03/01/46 (Call 09/01/45)	738	596,629
3.85%, 05/01/49 (Call 11/01/48)	518	422,823
3.95%, 05/01/42 (Call 11/01/41)	150	125,696
4.05%, 05/01/48 (Call 11/01/47)	90	75,935
4.65%, 03/15/33 (Call 12/15/32)	240	235,478
4.90%, 12/15/32 (Call 09/15/32)	690	690,076
5.13%, 03/15/53 (Call 09/15/52)	135	136,744
5.50%, 03/01/40	205	210,410
5.80%, 05/01/37	245	254,276
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	385	350,381
1.60%, 08/15/30 (Call 05/15/30)	565	445,858
2.45%, 11/15/31 (Call 08/15/31)	5	4,035
5.85%, 11/15/27 (Call 10/15/27)	100	102,473
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	455	392,574
3.65%, 05/15/25 (Call 02/15/25)	565	542,468
4.10%, 06/15/30 (Call 03/15/30)	164	148,369
4.22%, 03/15/32 (Call 12/15/31)	295	264,786
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	752	528,295
4.22%, 06/15/48 (Call 12/15/47)	340	284,070
4.30%, 05/20/45 (Call 11/20/44)	276	229,505
5.64%, 04/15/41 (Call 10/15/40)	245	243,483
5.76%, 10/01/39	409	411,879
5.80%, 03/15/40	430	432,210
6.27%, 03/15/37	275	289,633
ReNew Wind Energy AP2/ReNew Power Pvt Ltd.
other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(d)	400	343,296
RH International Singapore Corp. Pte Ltd., 4.50%, 03/27/28(d)	200	189,394
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	595	550,625
Ruwais Power Co. PJSC, 6.00%, 08/31/36(d)	600	621,906
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	496	463,651
3.70%, 03/15/52 (Call 09/15/51)	25	19,107
4.15%, 05/15/48 (Call 11/15/47)	280	233,696
4.50%, 08/15/40	232	210,092
5.35%, 04/01/53 (Call 10/01/52)	265	263,831
6.00%, 06/01/39	225	233,870
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	636	493,332
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	697	564,988
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	180	127,598
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	770	617,824
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	445	300,998
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	370	318,034
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(d)	400	383,104

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(d)	$800	$793,680
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(d)	800	802,368
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(d)	400	371,436
2.41%, 09/17/30(d)	1,400	1,211,266
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33	600	594,012
5.68%, 04/11/53	300	296,244
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	923	855,990
3.30%, 04/01/25 (Call 03/01/25)	195	188,243
3.40%, 02/01/28 (Call 11/01/27)	787	731,052
3.70%, 04/01/29 (Call 02/01/29)	280	258,040
3.80%, 02/01/38 (Call 08/01/37)	393	326,835
4.00%, 02/01/48 (Call 08/01/47)	593	462,635
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(a)	840	689,035
5.40%, 08/01/26	350	350,014
5.50%, 08/01/33 (Call 05/01/33)	375	374,899
6.00%, 10/15/39	616	626,965
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	378	352,591
Sinosing Services Pte Ltd., 2.63%, 02/20/30(d)	400	343,412
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26),
(5-year CMT + 7.155%)(a)(d)(e)	400	289,152
5.70%, (Call 01/21/26),
(5-year CMT + 6.554%)(a)(d)(e)	600	458,280
7.00%, (Call 10/21/25),
(5-year CMT + 9.199%)(a)(d)(e)	400	346,512
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	1,012	848,299
2.75%, 02/01/32 (Call 11/01/31)	325	271,853
2.85%, 08/01/29 (Call 05/01/29)	265	234,032
3.45%, 02/01/52 (Call 08/01/51)	135	95,762
3.65%, 02/01/50 (Call 08/01/49)	875	655,769
4.00%, 04/01/47 (Call 10/01/46)	1,090	874,529
4.05%, 03/15/42 (Call 09/15/41)	558	452,226
4.50%, 09/01/40 (Call 03/01/40)	375	324,652
4.65%, 10/01/43 (Call 04/01/43)	585	512,232
4.90%, 06/01/26 (Call 05/01/26)	240	237,866
5.30%, 03/01/28 (Call 02/01/28)	80	80,602
5.50%, 03/15/40	440	432,177
5.63%, 02/01/36	318	317,103
5.70%, 03/01/53 (Call 09/01/52)	140	140,155
5.85%, 11/01/27 (Call 10/01/27)	220	226,862
5.88%, 12/01/53 (Call 06/01/53)	380	390,013
5.95%, 11/01/32 (Call 08/01/32)	290	304,230
6.00%, 01/15/34	548	569,197
6.05%, 03/15/39	733	755,481
6.65%, 04/01/29	519	537,539
Series 04-G, 5.75%, 04/01/35	320	323,994
Series 05-E, 5.35%, 07/15/35	365	364,569
Series 06-E, 5.55%, 01/15/37	225	221,400
Series 08-A, 5.95%, 02/01/38	365	375,059
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	275	216,557
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	265	239,499
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	185	121,219
Security	Par (000)	Value

Electric (continued)
Series A, 4.20%, 03/01/29 (Call 12/01/28)	$522	$498,118
Series B, 3.65%, 03/01/28 (Call 12/01/27)	328	306,670
Series B, 4.88%, 03/01/49 (Call 09/01/48)	431	383,913
Series C, 3.60%, 02/01/45 (Call 08/01/44)	601	435,557
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,438	1,169,525
Series C, 4.20%, 06/01/25.	370	362,866
Series D, 4.70%, 06/01/27 (Call 05/01/27)	705	695,440
Series E, 3.70%, 08/01/25 (Call 06/01/25)	705	682,764
Series E, 5.45%, 06/01/52 (Call 12/01/51)	260	251,919
Series G, 2.50%, 06/01/31 (Call 03/01/31)	360	298,814
Series H, 3.65%, 06/01/51 (Call 12/01/50)	185	136,328
Southern California Gas Co., 5.20%, 06/01/33	380	376,322
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	1,723	1,629,751
4.25%, 07/01/36 (Call 01/01/36)	615	544,988
4.40%, 07/01/46 (Call 01/01/46)	1,224	1,044,819
4.85%, 06/15/28 (Call 04/15/28)	460	454,498
5.15%, 10/06/25	405	403,052
5.20%, 06/15/33 (Call 12/15/32)	460	456,380
5.70%, 10/15/32 (Call 04/15/32)	275	283,660
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(a)	284	245,910
Series A, 3.70%, 04/30/30 (Call 01/30/30)	1,085	992,786
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(a)	873	816,831
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	130	116,996
4.15%, 12/01/25 (Call 09/01/25)	157	153,464
5.15%, 09/15/41	585	542,979
5.25%, 07/15/43	215	196,867
Series F, 4.95%, 12/15/46 (Call 06/15/46)	576	503,908
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	470	314,106
5.30%, 04/01/33 (Call 01/01/33)	290	287,057
6.20%, 03/15/40	355	364,393
Series J, 3.90%, 04/01/45 (Call 10/01/44)	427	323,679
Series K, 2.75%, 10/01/26 (Call 07/01/26)	749	694,151
Series L, 3.85%, 02/01/48 (Call 08/01/47)	403	302,899
Series M, 4.10%, 09/15/28 (Call 06/15/28)	685	653,682
Series N, 1.65%, 03/15/26 (Call 02/15/26)	280	254,646
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	130	91,998
3.70%, 08/15/47 (Call 02/15/47)	475	360,112
3.75%, 06/15/49 (Call 12/15/48)	275	209,861
4.50%, 08/15/41 (Call 02/15/41)	10	8,635
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	211	177,525
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	240	164,095
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	500	464,740
SP PowerAssets Ltd.
3.00%, 09/26/27(b)(c)	600	559,584
3.25%, 11/24/25(b)	200	191,124
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	1,000	925,030
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(d)	600	537,444
State Grid Europe Development 2014 PLC, 3.13%, 04/07/25 (Call 03/07/25)(d)	400	384,844
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)(c)	200	185,478

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(d)	$200	$197,390
State Grid Overseas Investment 2016 Ltd.
1.00%, 08/05/25 (Call 07/05/25)(d)	200	183,054
3.50%, 05/04/27(d)	1,700	1,625,931
4.25%, 05/02/28(d)	800	783,152
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26 (Call 08/08/26)(d)	400	353,212
1.63%, 08/05/30 (Call 05/05/30)(d)	2,700	2,232,063
2.88%, 05/18/26(d)	400	374,608
4.00%, 05/04/47	200	172,636
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	275	270,001
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	400	398,212
Talen Energy Supply LLC, 8.63%, 06/01/30	895	929,493
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	163	134,147
3.45%, 03/15/51 (Call 09/15/50)	220	156,627
3.63%, 06/15/50 (Call 12/15/49)	355	261,891
4.10%, 06/15/42 (Call 12/15/41)	359	293,260
4.30%, 06/15/48 (Call 12/15/47)	295	245,042
4.35%, 05/15/44 (Call 11/15/43)	350	295,271
4.45%, 06/15/49 (Call 12/15/48)	395	333,060
5.00%, 07/15/52 (Call 01/15/52)	290	267,122
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 08/31/23)(b)	275	268,953
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(d)	1,000	917,110
2.15%, 09/22/30 (Call 06/22/30)(d)	400	339,360
2.30%, 10/16/24 (Call 09/16/24)(d)	400	384,728
3.15%, 06/02/26(d)	1,200	1,133,976
3.20%, 10/16/49 (Call 04/16/49)(d)	200	143,602
3.70%, 06/10/25(d)	200	193,674
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40 (Call 12/01/37)(d)	731	643,688
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(d)	400	374,152
4.85%, 11/01/28(d)	600	594,258
Toledo Edison Co. (The), 6.15%, 05/15/37	282	294,775
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	120	115,811
TransAlta Corp.
6.50%, 03/15/40	231	222,435
7.75%, 11/15/29 (Call 11/15/25)	318	329,279
Transelec SA
3.88%, 01/12/29 (Call 10/12/28)(b)	414	381,190
4.25%, 01/14/25 (Call 10/14/24)(d)	200	195,202
Tri-State Generation & Transmission
Association Inc., 6.00%, 06/15/40(b)	145	133,718
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	250	196,205
3.05%, 03/15/25 (Call 12/15/24)	50	48,042
3.25%, 05/15/32 (Call 02/15/32)	275	238,637
3.25%, 05/01/51 (Call 11/01/50)	190	127,481
4.00%, 06/15/50 (Call 12/15/49)	212	163,043
4.85%, 12/01/48 (Call 06/01/48)	368	322,353
5.50%, 04/15/53 (Call 10/15/52)	315	311,507
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	600	479,676
2.63%, 03/15/51 (Call 09/15/50)	350	219,426
Security	Par (000)	Value

Electric (continued)
2.95%, 06/15/27 (Call 03/15/27)	$75	$69,893
2.95%, 03/15/30 (Call 12/15/29)	187	165,531
3.25%, 10/01/49 (Call 04/01/49)	157	109,781
3.50%, 03/15/29 (Call 12/15/28)	508	469,443
3.65%, 04/15/45 (Call 10/15/44)	345	264,073
3.90%, 09/15/42 (Call 03/15/42)	272	219,159
3.90%, 04/01/52 (Call 10/01/51)	80	64,917
4.00%, 04/01/48 (Call 10/01/47)	427	344,508
5.30%, 08/01/37	115	114,483
5.45%, 03/15/53 (Call 09/15/52)	400	406,248
8.45%, 03/15/39	140	181,247
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	725	590,897
2.40%, 03/30/32 (Call 12/30/31)	250	204,360
2.45%, 12/15/50 (Call 06/15/50)	887	532,812
2.95%, 11/15/51 (Call 05/15/51)	535	357,487
3.30%, 12/01/49 (Call 06/01/49)	409	293,155
4.00%, 01/15/43 (Call 07/15/42)	425	354,314
4.45%, 02/15/44 (Call 08/15/43)	445	383,327
4.60%, 12/01/48 (Call 06/01/48)	265	234,300
5.00%, 04/01/33 (Call 01/01/33)	495	491,055
5.45%, 04/01/53 (Call 10/01/52)	510	513,427
6.35%, 11/30/37	418	441,588
8.88%, 11/15/38	627	827,107
Series A, 2.88%, 07/15/29 (Call 04/15/29)	80	71,448
Series A, 3.10%, 05/15/25 (Call 02/15/25)	555	532,411
Series A, 3.15%, 01/15/26 (Call 10/15/25)	555	529,154
Series A, 3.50%, 03/15/27 (Call 12/15/26)	499	473,930
Series A, 3.80%, 04/01/28 (Call 01/01/28)	590	561,892
Series A, 6.00%, 05/15/37	101	105,376
Series B, 2.95%, 11/15/26 (Call 08/15/26)	289	269,625
Series B, 3.75%, 05/15/27 (Call 04/15/27)	490	470,968
Series B, 3.80%, 09/15/47 (Call 03/15/47)	526	407,966
Series B, 4.20%, 05/15/45 (Call 11/15/44)	250	205,923
Series B, 6.00%, 01/15/36	300	312,876
Series C, 4.00%, 11/15/46 (Call 05/15/46)	300	237,975
Series C, 4.63%, 05/15/52 (Call 11/15/51)	390	346,671
Series D, 4.65%, 08/15/43 (Call 02/15/43)	318	282,470
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(b)	1,077	993,683
4.30%, 07/15/29 (Call 04/15/29)(b)	682	608,153
4.38%, 05/01/29 (Call 05/01/24)(b)	951	839,581
5.00%, 07/31/27 (Call 08/11/23)(b)	970	912,634
5.50%, 09/01/26 (Call 08/11/23)(b)	770	745,368
5.63%, 02/15/27 (Call 08/11/23)(b)	956	924,395
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	300	258,846
1.80%, 10/15/30 (Call 07/15/30)	305	242,133
2.20%, 12/15/28 (Call 10/15/28)	80	69,279
4.75%, 01/09/26 (Call 12/09/25)	970	956,692
4.75%, 01/15/28 (Call 12/15/27)	655	645,941
5.00%, 09/27/25 (Call 08/27/25)	515	512,173
5.15%, 10/01/27 (Call 09/01/27)	690	689,938
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	310	267,877
2.05%, 12/15/24 (Call 11/15/24)	255	243,533
4.30%, 10/15/48 (Call 04/15/48)	252	215,342
4.75%, 09/30/32 (Call 06/30/32)	180	177,446
5.63%, 05/15/33	125	129,609

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	$65	$64,083
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	265	209,938
3.00%, 07/01/29 (Call 04/01/29)	52	46,664
3.05%, 10/15/27 (Call 07/15/27)	155	144,480
3.65%, 04/01/50 (Call 10/01/49)	265	198,612
3.95%, 09/01/32 (Call 06/01/32)	600	552,078
6.38%, 08/15/37	150	159,363
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	430	281,358
3.30%, 09/01/49 (Call 03/01/49)	285	203,789
3.67%, 12/01/42	235	180,003
4.75%, 11/01/44 (Call 05/01/44)	130	116,115
5.35%, 11/10/25 (Call 10/10/25)	180	180,650
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	400	354,688
2.35%, 11/15/31 (Call 05/15/31)	370	295,097
2.60%, 12/01/29 (Call 06/01/29)	415	357,070
3.30%, 06/01/25 (Call 12/01/24)	339	326,020
3.35%, 12/01/26 (Call 06/01/26)	936	881,965
3.40%, 06/01/30 (Call 12/01/29)	771	687,693
3.50%, 12/01/49 (Call 06/01/49)	363	261,803
4.00%, 06/15/28 (Call 12/15/27)	290	276,013
4.60%, 06/01/32 (Call 12/01/31)	450	425,493
5.45%, 08/15/33 (Call 02/15/33)	600	599,202
6.50%, 07/01/36	65	68,927
Zhejiang Energy International Ltd., 1.74%, 07/20/26(d)	400	357,528
		509,185,681
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	225	180,589
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,198	1,060,889
1.80%, 10/15/27 (Call 08/15/27)	974	866,987
1.95%, 10/15/30 (Call 07/15/30)	845	701,426
2.00%, 12/21/28 (Call 10/21/28)	865	752,801
2.20%, 12/21/31 (Call 09/21/31)	805	664,383
2.75%, 10/15/50 (Call 04/15/50)	414	271,133
2.80%, 12/21/51 (Call 06/21/51)	660	440,695
3.15%, 06/01/25 (Call 03/01/25)	135	130,211
5.25%, 11/15/39	55	55,625
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	615	533,875
4.75%, 06/15/28 (Call 08/31/23)(b)	440	394,830
6.50%, 12/31/27 (Call 08/31/24)(b)	185	180,564
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	240	222,672
Molex Electronic Technologies LLC, 3.90%,
04/15/25 (Call 01/15/25)(b)	85	81,296
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 08/31/23)(b)	1,101	1,113,496
7.25%, 06/15/28 (Call 08/31/23)(b)	969	989,378
		8,640,850
Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	175	143,978
2.30%, 03/12/31 (Call 12/12/30)	800	657,376
2.75%, 09/15/29 (Call 06/15/29)	453	395,985
Security	Par (000)	Value

Electronics (continued)
3.05%, 09/22/26 (Call 06/22/26)	$510	$476,381
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	375	336,720
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	386	373,447
3.55%, 10/01/27 (Call 07/01/27)	241	224,231
5.41%, 07/01/32 (Call 04/01/32)	280	277,634
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	202	191,294
2.20%, 09/15/31 (Call 06/15/31)	475	386,740
2.80%, 02/15/30 (Call 11/15/29)	705	618,186
4.35%, 06/01/29 (Call 03/01/29)	473	457,457
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	400	325,632
3.25%, 09/08/24 (Call 07/08/24)	737	717,160
3.88%, 01/12/28 (Call 10/12/27)	343	319,083
4.00%, 04/01/25 (Call 01/01/25)	274	266,531
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	243	211,575
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	410	329,099
4.63%, 04/15/26 (Call 01/15/26)	761	736,435
5.50%, 06/01/32 (Call 03/01/32)	165	157,436
6.25%, 03/15/28 (Call 02/15/28)	475	479,531
Competition Team Technologies Ltd., 4.25%, 03/12/29(d)	800	752,880
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	510	486,504
4.75%, 06/15/25 (Call 03/15/25)	202	197,819
4.88%, 06/15/29 (Call 03/15/29)	831	795,915
4.88%, 05/12/30 (Call 02/12/30)	413	398,785
6.00%, 01/15/28 (Call 12/15/27)	290	294,414
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,098	1,035,535
4.30%, 06/15/46 (Call 12/15/45)	452	360,719
Foxconn Far East Ltd.
1.63%, 10/28/25(d)	600	546,462
2.50%, 10/28/30(d)	400	331,996
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	875	774,506
1.35%, 06/01/25 (Call 05/01/25)	1,346	1,263,719
1.75%, 09/01/31 (Call 06/01/31)	715	572,329
1.95%, 06/01/30 (Call 03/01/30)	905	758,526
2.30%, 08/15/24 (Call 07/15/24)	882	854,526
2.50%, 11/01/26 (Call 08/01/26)	1,163	1,087,149
2.70%, 08/15/29 (Call 05/15/29)	585	522,967
2.80%, 06/01/50 (Call 12/01/49)	721	528,760
3.81%, 11/21/47 (Call 05/21/47)	484	405,476
4.25%, 01/15/29 (Call 12/15/28)	260	254,251
4.50%, 01/15/34 (Call 10/15/33)	260	253,573
4.85%, 11/01/24	850	846,727
4.95%, 02/15/28 (Call 01/15/28)	410	415,818
5.00%, 02/15/33 (Call 11/15/32)	510	518,236
5.38%, 03/01/41	100	102,673
5.70%, 03/15/36	614	649,035
5.70%, 03/15/37	322	340,821
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	5	4,102
3.50%, 02/15/28 (Call 11/15/27)	465	436,110
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(b)	730	657,285
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	1,506	1,322,479

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	$610	$549,390
3.00%, 01/15/31 (Call 10/15/30)	551	467,402
3.60%, 01/15/30 (Call 10/15/29)	492	442,534
3.95%, 01/12/28 (Call 10/12/27)	557	522,850
4.25%, 05/15/27 (Call 04/15/27)	435	416,030
5.45%, 02/01/29 (Call 01/01/29)	120	119,388
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	903	794,477
4.55%, 10/30/24 (Call 07/30/24)	181	178,276
4.60%, 04/06/27 (Call 01/06/27)	858	845,482
Legrand France SA, 8.50%, 02/15/25	5	5,231
Likewize Corp., 9.75%, 10/15/25 (Call 08/11/23)(b)	330	319,305
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	735	650,718
5.00%, 10/01/25(b)	461	449,318
5.63%, 11/01/24(b)	325	323,147
5.88%, 09/01/30 (Call 09/01/25)(b)	320	307,930
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	580	489,769
4.38%, 02/15/30 (Call 11/15/29)(b)	340	302,644
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/11/23)	210	199,553
1.75%, 08/09/26 (Call 07/09/26)	775	679,326
2.38%, 08/09/28 (Call 06/09/28)	720	598,306
2.65%, 08/09/31 (Call 05/09/31)	405	310,736
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	499	491,041
4.90%, 06/15/28 (Call 03/15/28)	181	177,353
6.10%, 03/15/33 (Call 12/15/32)	145	147,216
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)(c)	365	311,155
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	125	104,508
3.13%, 08/15/27 (Call 05/15/27)	355	331,978
3.70%, 02/15/26 (Call 11/15/25)	155	149,798
4.50%, 02/13/26	350	344,739
7.13%, 10/01/37	379	434,755
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	678	606,952
2.40%, 04/01/28 (Call 02/01/28)	659	555,372
2.95%, 04/01/31 (Call 01/01/31)	798	632,471
		39,111,158
Energy - Alternate Sources — 0.0%
Adani Green Energy UP Ltd./Prayatna Developers
Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(d)	400	383,364
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(d)	400	354,524
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(d)	800	705,464
1.88%, 09/17/25 (Call 06/17/25)(d)	800	740,096
2.63%, 09/17/30 (Call 06/17/30)(d)	200	168,408
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	372	346,083
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 08/31/23)(b)(c)	595	504,846
Greenko Dutch BV, 3.85%, 03/29/26 (Call 08/30/23)(d)	752	683,515
Security	Par (000)	Value

Energy - Alternate Sources (continued)
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(d)	$556	$489,842
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(d)	400	388,096
5.95%, 07/29/26 (Call 07/29/24)(d)	400	379,676
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(d)	600	580,134
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/24)(d)	550	402,501
SK Battery America Inc., 2.13%, 01/26/26(d)	600	532,590
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)(c)	295	266,388
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(d)	582	467,372
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	550	486,755
5.00%, 01/31/28 (Call 07/31/27)(b)	535	497,063
Topaz Solar Farms LLC
4.88%, 09/30/39(b)	94	87,188
5.75%, 09/30/39(b)	441	426,213
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(d)	600	564,630
		9,454,748
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	752	725,815
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(d)	400	333,352
5.13%, 08/11/61 (Call 08/11/60)(d)	1,000	810,320
America Movil SAB de CV, 5.38%, 04/04/32 (Call 01/04/32)(d)	645	589,072
Anhui Transportation Holding Group HK Ltd., 1.62%, 08/26/26(d)	200	176,814
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	319	288,127
Artera Services LLC, 9.03%, 12/04/25 (Call 08/31/23)(b)	721	684,618
BCEG Hongkong Co. Ltd., 2.22%, 07/02/26 (Call 06/02/26)(d)	400	360,564
Bioceanico Sovereign Certificate Ltd.,0.00% 06/05/34(d)(h)	482	337,656
Brand Industrial Services Inc., 10.38%, 08/01/30	925	942,927
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26 (Call 08/31/23)(b)	275	263,956
CCCI Treasure Ltd.
3.43%, (Call 11/21/24),
(5-year CMT + 4.998%)(a)(d)(e)	200	192,148
3.65%, (Call 11/21/26),
(5-year CMT + 5.117%)(a)(d)(e)	800	747,032
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	485	352,634
ChengDu JingKai GuoTou Investment Group Co. Ltd., 5.30%, 12/07/24(d)	200	195,330
China Railway Xunjie Co. Ltd., 3.25%, 07/28/26(d)	1,000	939,520
China State Construction Finance Cayman I Ltd.,
3.40%, (Call 06/08/26),
(5-year CMT + 5.581%)(a)(d)(e)	400	373,704
China State Construction Finance Cayman III Ltd.,
4.00%, (Call 12/03/24),
(5-year CMT + 5.410%)(a)(d)(e)	400	388,504
Chouzhou International Investment Ltd.
4.00%, 02/18/25(d)	600	579,576
4.10%, 10/20/25(d)	200	191,472

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
CRCC Hean Ltd., 1.88%, 05/20/26 (Call 04/20/26)(d)	$200	$181,644
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(d)	200	188,982
Delhi International Airport Ltd.
6.13%, 10/31/26(d)	400	392,436
6.45%, 06/04/29(d)	400	377,636
Dianjian Haiyu Ltd., 3.45%, (Call 09/29/25),
(5-year CMT + 6.189%)(a)(d)(e)	600	569,946
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	385	348,394
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	318	309,649
4.25%, 09/15/28 (Call 06/15/28)	454	424,308
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	270	227,354
7.50%, 04/15/32 (Call 04/15/27)(b)	250	212,395
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)(c)	225	191,003
Hongkong International Qingdao Co. Ltd.
4.00%, 10/08/24(d)	400	387,500
4.80%, 07/08/25(d)	200	192,986
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/24)(d)	800	763,816
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(d)	200	174,556
6.25%, 11/29/28 (Call 11/29/24)(d)	400	330,276
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/23)(d)	800	728,952
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/24)(b)	245	187,266
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	805	794,897
Jinan Urban Construction International Investment
Co. Ltd., 2.40%, 09/23/26(d)	200	177,338
Knife River Holding Co., 7.75%, 05/01/31 (Call 04/14/26)(b)	335	342,725
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	225	144,115
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	745	692,150
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(d)	400	374,804
4.25%, 10/31/26 (Call 07/31/26)(d)	600	573,552
5.50%, 10/31/46 (Call 04/30/46)(d)	400	347,044
5.50%, 07/31/47 (Call 01/31/47)(d)	1,600	1,393,616
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (Call 04/01/26),
(5-year CMT + 5.256%)(a)(d)(e)	800	746,328
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(b)	205	193,491
Sepco Virgin Ltd., 3.55%, (Call 10/25/24),
(5-year CMT + 4.946%)(a)(d)(e)	400	388,108
St Engineering Urban Solutions USA Inc.
3.38%, 05/05/27 (Call 02/05/27)(b)	600	569,994
3.75%, 05/05/32 (Call 11/05/31)(b)	200	185,566
Summit Digitel Infrastructure Pvt. Ltd., 2.88%,
08/12/31 (Call 08/12/30)(d)	400	317,668
Sydney Airport Finance Co. Pty Ltd., 3.63%,
04/28/26 (Call 01/28/26)(b)	40	38,058
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	275	241,857
Security	Par (000)	Value

Engineering & Construction (continued)
4.13%, 02/15/32 (Call 10/15/26)(b)(c)	$355	$304,860
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/16/23)(b)(c)	360	308,408
Vinci SA, 3.75%, 04/10/29 (Call 01/30/29)(b)(c)	520	490,137
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	258	238,513
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 09/15/28 (Call 09/15/23)(b)	300	270,504
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	800	707,648
Yongda Investment Ltd., 2.25%, 06/16/25(d)	200	187,030
Zhengzhou Urban Construction Investment Group
Co. Ltd., 5.20%, 08/30/25(d)	200	195,008
		25,885,659
Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	395	350,961
Allen Media LLC/Allen Media Co-Issuer Inc.,
10.50%, 02/15/28 (Call 02/15/24)(b)	455	258,167
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29 (Call 10/30/25).	600	613,584
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(b)(c)	700	482,706
10.00%, 06/15/26 (Call 08/11/23)(b)(c)	1,035	713,902
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 08/31/23)(b)	250	245,443
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)(c)	480	437,736
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)	910	801,018
6.25%, 07/01/25 (Call 08/11/23)(b)	2,410	2,394,552
7.00%, 02/15/30 (Call 02/15/26)(b)	1,480	1,494,785
8.13%, 07/01/27 (Call 08/31/23)(b)(c)	1,220	1,252,635
Caesars Resort Collection LLC/CRC Finco Inc.,
5.75%, 07/01/25 (Call 08/11/23)(b)	900	908,469
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/23)(b)	150	146,103
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	905	840,645
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(c).	396	354,994
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 08/31/23)	395	372,919
5.50%, 05/01/25 (Call 08/31/23)(b)	670	662,583
6.50%, 10/01/28 (Call 10/01/23)	215	208,099
Churchill Downs Inc.
4.75%, 01/15/28 (Call 08/31/23)(b)	535	494,308
5.50%, 04/01/27 (Call 08/31/23)(b)	465	449,632
6.75%, 05/01/31(b)	435	425,169
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	590	518,398
5.88%, 03/15/26 (Call 08/31/23)(b)	255	241,416
8.75%, 05/01/25 (Call 05/01/24)(b)(c)	123	124,787
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	230	185,592
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	290	256,810
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(d)	800	654,120
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/24)(b)	225	225,056

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
International Game Technology PLC
4.13%, 04/15/26 (Call 08/31/23)(b)	$650	$617,383
5.25%, 01/15/29 (Call 01/15/24)(b)	650	617,812
6.25%, 01/15/27 (Call 07/15/26)(b)	495	494,455
6.50%, 02/15/25 (Call 08/15/24)(b)	309	309,501
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	385	351,667
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	675	461,423
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	360	324,144
4.75%, 10/15/27 (Call 08/31/23)(b)(c)	715	664,063
4.88%, 11/01/24 (Call 08/31/23)(b)	550	542,448
5.63%, 03/15/26 (Call 03/15/24)(b)	270	263,385
6.50%, 05/15/27 (Call 08/31/23)(b)	662	665,694
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	435	423,251
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	500	444,165
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 08/16/23)(b)	350	346,679
8.00%, 02/01/26 (Call 08/31/23)(b)	885	809,332
Mohegan Tribal Gaming Authority, 13.25%, 12/15/27 (Call 08/16/23)(b)	200	212,256
Motion Bondco DAC, 6.63%, 11/15/27 (Call 08/31/23)(b)(c)	250	230,855
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(b)	320	319,126
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 08/31/23)(b)	325	306,764
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(b)(c)	245	202,483
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	555	422,965
5.88%, 09/01/31 (Call 09/01/26)(b)	540	398,860
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/01/26 (Call 08/11/23)(b)	235	220,315
Resorts World Las Vegas LLC
4.63%, 04/16/29 (Call 01/16/29)(d)	800	663,000
4.63%, 04/06/31 (Call 01/06/31)(b)	220	172,913
Resorts World Las Vegas LLC/RWLV Capital Inc.,
8.45%, 07/27/30 (Call 05/27/30)(b)	200	199,802
Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	600	531,960
Scientific Games International Inc.
7.00%, 05/15/28 (Call 08/31/23)(b)	530	527,928
7.25%, 11/15/29 (Call 11/15/24)(b)	370	369,826
8.63%, 07/01/25 (Call 08/16/23)(b)	370	377,885
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)(c)	530	478,818
8.75%, 05/01/25 (Call 05/01/24)(b)(c)	150	152,729
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 08/31/23)(b)(c)	380	359,799
7.25%, 05/15/31 (Call 05/15/26)(b)(c)	615	588,075
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 08/31/23)(b)	296	297,391
Speedway Motorsports LLC/Speedway Funding
II Inc., 4.88%, 11/01/27 (Call 08/31/23)(b)	235	219,716
Security	Par (000)	Value

Entertainment (continued)
Universal Entertainment Corp., 8.75%, 12/11/24 (Call 12/11/23)(b)(c)(f).	$500	$503,850
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/31/23)(b)	362	362,818
Warnermedia Holdings Inc.
3.64%, 03/15/25	2,110	2,040,518
3.76%, 03/15/27 (Call 02/15/27)	3,230	3,023,668
3.79%, 03/15/25 (Call 08/11/23)	340	328,824
4.05%, 03/15/29 (Call 01/15/29)	1,240	1,136,448
4.28%, 03/15/32 (Call 12/15/31)	3,700	3,278,533
5.05%, 03/15/42 (Call 09/15/41)	2,785	2,320,323
5.14%, 03/15/52	5,260	4,261,494
5.39%, 03/15/62	1,590	1,291,716
6.41%, 03/15/26 (Call 03/15/24)	225	225,306
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)(c)	625	511,169
3.75%, 12/01/29 (Call 12/01/24)(b)	325	284,876
3.88%, 07/15/30 (Call 07/15/25)(b)	370	324,090
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	555	502,869
7.13%, 02/15/31 (Call 11/15/30)(b)(c)	455	454,968
		51,554,927
Environmental Control — 0.1%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 08/31/23)(b)	415	398,089
5.13%, 07/15/29 (Call 07/15/24)(b)	240	229,740
6.38%, 02/01/31 (Call 02/01/26)(b)	325	327,008
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	555	493,223
5.00%, 09/01/30 (Call 09/01/25)	300	262,632
Enviri Corp., 5.75%, 07/31/27 (Call 08/31/23)(b)	345	298,052
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)(d)	400	411,608
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	565	502,974
3.75%, 08/01/25 (Call 08/31/23)(b)	565	539,976
4.00%, 08/01/28 (Call 08/11/23)(b)	565	505,669
4.25%, 06/01/25 (Call 08/31/23)(b)	376	364,333
4.38%, 08/15/29 (Call 08/15/24)(b)	400	356,388
4.75%, 06/15/29 (Call 06/15/24)(b)	555	505,871
5.13%, 12/15/26 (Call 08/31/23)(b)	380	369,816
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	515	458,494
5.88%, 06/30/29 (Call 06/30/24)(b)	795	667,061
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	125	105,481
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	733	663,548
1.45%, 02/15/31 (Call 11/15/30)	700	547,295
1.75%, 02/15/32 (Call 11/15/31)	730	569,955
2.30%, 03/01/30 (Call 12/01/29)	734	626,183
2.38%, 03/15/33 (Call 12/15/32)	665	534,022
2.50%, 08/15/24 (Call 07/15/24)	1,240	1,200,580
2.90%, 07/01/26 (Call 04/01/26)	598	563,334
3.05%, 03/01/50 (Call 09/01/49)	313	220,615
3.20%, 03/15/25 (Call 12/15/24)	325	313,671
3.38%, 11/15/27 (Call 08/15/27)	643	604,639
3.95%, 05/15/28 (Call 02/15/28)	710	682,921
4.88%, 04/01/29 (Call 03/01/29)	100	99,619
5.00%, 04/01/34 (Call 01/01/34)	270	268,259

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
5.70%, 05/15/41 (Call 11/15/40)	$75	$78,254
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	365	322,609
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	137	145,701
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	550	443,503
2.60%, 02/01/30 (Call 11/01/29)	202	174,508
2.95%, 01/15/52 (Call 07/15/51)	865	583,356
3.05%, 04/01/50 (Call 10/01/49)	80	55,250
3.20%, 06/01/32 (Call 03/01/32)	560	485,811
3.50%, 05/01/29 (Call 02/01/29)	1,202	1,110,408
4.20%, 01/15/33 (Call 10/15/32)	250	233,693
4.25%, 12/01/28 (Call 09/01/28)	315	304,583
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	316	286,539
1.15%, 03/15/28 (Call 01/15/28)	1,218	1,038,345
1.50%, 03/15/31 (Call 12/15/30)	710	563,108
2.00%, 06/01/29 (Call 04/01/29)	198	169,286
2.50%, 11/15/50 (Call 05/15/50)	198	125,067
2.95%, 06/01/41 (Call 12/01/40)	570	421,350
3.13%, 03/01/25 (Call 12/01/24)	127	122,893
3.15%, 11/15/27 (Call 08/15/27)	872	818,607
4.15%, 04/15/32 (Call 01/15/32)	730	693,303
4.15%, 07/15/49 (Call 01/15/49)	579	502,340
4.63%, 02/15/30 (Call 12/15/29)	700	691,250
4.63%, 02/15/33 (Call 11/15/32)	700	681,716
4.88%, 02/15/29	550	548,344
4.88%, 02/15/34	550	543,983
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 08/31/23)(b)	365	345,399
		25,180,262
Food — 0.6%
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(d)	450	378,477
Ahold Finance USA LLC, 6.88%, 05/01/29	332	354,168
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 08/31/23)(b)	561	521,837
3.50%, 03/15/29 (Call 09/15/23)(b)	1,020	887,675
4.63%, 01/15/27 (Call 08/31/23)(b)	995	943,101
4.88%, 02/15/30 (Call 02/15/25)(b)	815	749,727
5.88%, 02/15/28 (Call 08/31/23)(b)	559	546,803
6.50%, 02/15/28 (Call 02/15/25)(b)	555	552,946
7.50%, 03/15/26 (Call 08/31/23)(b)	454	461,809
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(d)	400	401,628
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(d)	400	272,500
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/31/23)	605	575,476
5.25%, 09/15/27 (Call 08/31/23)	440	379,144
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(d)	600	476,082
Blossom Joy Ltd.
2.20%, 10/21/30 (Call 07/21/30)(d)	600	499,536
3.10%, (Call 07/21/25),
(5-year CMT + 5.799%)(a)(d)(e)	400	378,080
BRF SA
4.88%, 01/24/30 (Call 10/24/28)(d)	200	166,630
5.75%, 09/21/50 (Call 03/21/50)(d)	620	439,282
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	264	206,192
Security	Par (000)	Value

Food (continued)
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	$245	$205,430
3.13%, 04/24/50 (Call 10/24/49)	323	221,888
3.30%, 03/19/25 (Call 12/19/24)	323	311,802
3.95%, 03/15/25 (Call 01/15/25)	526	513,292
4.15%, 03/15/28 (Call 12/15/27)	775	745,519
4.80%, 03/15/48 (Call 09/15/47)	690	622,214
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(d)	800	760,168
5.15%, 02/12/25 (Call 11/12/24)(d)	400	392,636
6.63%, 02/12/45 (Call 08/12/44)(d)	200	203,538
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(d)	400	371,724
2.50%, 06/17/30 (Call 03/17/30)(d)	600	506,502
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(d)	600	514,704
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(b)	300	273,450
7.50%, 04/15/25 (Call 08/31/23)(b)	405	405,283
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	855	734,171
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	680	572,329
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	922	784,060
4.60%, 11/01/25 (Call 09/01/25)	949	930,058
4.85%, 11/01/28 (Call 08/01/28)	825	805,720
5.30%, 10/01/26	375	373,335
5.30%, 11/01/38 (Call 05/01/38)	701	662,389
5.40%, 11/01/48 (Call 05/01/48)	872	818,965
7.00%, 10/01/28	227	242,976
8.25%, 09/15/30	400	457,544
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	670	630,544
FAGE International SA/FAGE USA Dairy
Industry Inc., 5.63%, 08/15/26 (Call 08/15/23)(b)	205	194,301
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	739	601,760
3.50%, 10/01/26 (Call 07/01/26)	10	9,395
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	535	436,351
2.88%, 04/15/30 (Call 01/15/30)	838	738,429
3.00%, 02/01/51 (Call 08/01/50)	913	638,333
3.20%, 02/10/27 (Call 11/10/26)	482	455,254
4.00%, 04/17/25 (Call 02/17/25)	259	252,654
4.15%, 02/15/43 (Call 08/15/42)	11	9,340
4.20%, 04/17/28 (Call 01/17/28)	1,038	1,002,874
4.70%, 04/17/48 (Call 10/17/47)	75	69,431
4.95%, 03/29/33 (Call 12/29/32)	506	500,763
5.24%, 11/18/25 (Call 11/18/23)	390	388,124
5.40%, 06/15/40	295	294,407
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(d)	400	323,424
4.70%, 11/10/47 (Call 05/10/47)(d)	400	356,660
4.88%, 06/27/44(c)(d)	400	362,972
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	380	352,492
1.70%, 06/01/30 (Call 03/01/30)	190	156,558
2.05%, 11/15/24 (Call 10/15/24)	505	485,759
2.30%, 08/15/26 (Call 05/15/26)	883	825,799
2.45%, 11/15/29 (Call 08/15/29)	264	232,222

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
2.65%, 06/01/50 (Call 12/01/49)	$180	$119,279
3.13%, 11/15/49 (Call 05/15/49)	255	185,615
3.20%, 08/21/25 (Call 05/21/25)	70	67,567
3.38%, 08/15/46 (Call 02/15/46)	465	353,535
4.25%, 05/04/28	50	49,475
4.50%, 05/04/33	115	113,664
H-Food Holdings LLC/Hearthside Finance Co. Inc.,
8.50%, 06/01/26 (Call 08/11/23)(b)	259	100,057
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	447	389,212
1.80%, 06/11/30 (Call 03/11/30)	545	454,116
3.05%, 06/03/51 (Call 12/03/50)	771	540,463
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(d)	1,000	842,960
3.54%, 04/27/32 (Call 10/27/31)(d)	400	337,088
4.75%, 06/09/51 (Call 12/09/50)(d)	600	452,022
4.81%, 04/27/52 (Call 10/27/51)(d)	200	151,036
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	236	199,906
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	462	398,082
3.20%, 10/01/26 (Call 07/01/26)	427	402,149
3.90%, 06/01/50 (Call 12/01/49)	385	282,478
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(b)	515	458,278
3.00%, 02/02/29 (Call 12/02/28)(b)	205	175,601
3.00%, 05/15/32 (Call 02/15/32)(b)	185	144,920
3.63%, 01/15/32 (Call 01/15/27)(b)	1,036	854,545
3.75%, 12/01/31 (Call 12/01/26)(b)	648	547,443
4.38%, 02/02/52 (Call 08/02/51)(b)	825	595,947
5.13%, 02/01/28 (Call 01/01/28)(b)	1,095	1,062,697
5.50%, 01/15/30 (Call 01/15/25)(b)	907	877,250
5.75%, 04/01/33 (Call 01/01/33)(b)	1,305	1,251,991
6.50%, 12/01/52 (Call 06/01/52)(b)	1,260	1,233,212
JGSH Philippines Ltd., 4.13%, 07/09/30(d)	300	271,953
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	735	588,779
2.38%, 03/15/30 (Call 12/15/29)	300	254,442
2.75%, 09/15/41 (Call 03/15/41)	35	24,159
3.38%, 12/15/27 (Call 09/15/27)	1,022	958,135
3.50%, 03/15/25	1,228	1,189,023
3.55%, 03/15/50 (Call 09/15/49)	275	199,496
4.25%, 03/15/35	480	433,786
4.38%, 03/15/45	59	50,211
KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26 (Call 10/15/23)(b)	81	81,023
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	735	609,183
3.25%, 04/01/26	698	666,653
3.40%, 11/15/27 (Call 08/15/27)	495	465,379
4.30%, 05/15/28 (Call 02/15/28)	625	608,669
4.50%, 04/01/46	295	261,624
5.25%, 03/01/33 (Call 12/01/32)	430	432,154
Series B, 7.45%, 04/01/31	607	690,450
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40.	330	331,954
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,424	1,346,050
3.75%, 04/01/30 (Call 01/01/30)	680	629,728
3.88%, 05/15/27 (Call 02/15/27)	1,100	1,054,526
Security	Par (000)	Value

Food (continued)
4.25%, 03/01/31 (Call 12/01/30)	$467	$442,086
4.38%, 06/01/46 (Call 12/01/45)	2,156	1,829,733
4.63%, 01/30/29 (Call 10/30/28)	557	548,584
4.63%, 10/01/39 (Call 04/01/39)	275	248,086
4.88%, 10/01/49 (Call 04/01/49)	1,080	982,238
5.00%, 07/15/35 (Call 01/15/35)	630	622,093
5.00%, 06/04/42	825	771,103
5.20%, 07/15/45 (Call 01/15/45)	1,195	1,130,589
5.50%, 06/01/50 (Call 12/01/49)	705	697,753
6.50%, 02/09/40	465	498,131
6.75%, 03/15/32	360	396,151
6.88%, 01/26/39	620	695,640
7.13%, 08/01/39(b)	580	643,945
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	555	434,781
2.20%, 05/01/30 (Call 02/01/30)	620	513,248
2.65%, 10/15/26 (Call 07/15/26)	890	827,531
3.50%, 02/01/26 (Call 11/01/25)	1,000	957,140
3.70%, 08/01/27 (Call 05/01/27)	647	617,963
3.88%, 10/15/46 (Call 04/15/46)	325	249,174
3.95%, 01/15/50 (Call 07/15/49)	592	472,688
4.45%, 02/01/47 (Call 08/01/46)	607	524,266
4.50%, 01/15/29 (Call 10/15/28)	629	616,540
4.65%, 01/15/48 (Call 07/15/47)	403	352,706
5.00%, 04/15/42 (Call 10/15/41)	225	204,025
5.15%, 08/01/43 (Call 02/01/43)	381	350,619
5.40%, 07/15/40 (Call 01/15/40)	608	581,850
5.40%, 01/15/49 (Call 07/15/48)	295	292,118
6.90%, 04/15/38	459	509,265
7.50%, 04/01/31	65	73,671
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	715	631,009
4.38%, 01/31/32 (Call 01/31/27)(b)	525	462,068
4.88%, 05/15/28 (Call 11/15/27)(b)	355	336,788
Land O’Lakes Capital Trust I, 7.45%, 03/15/28(b)	168	158,370
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(d)	1,000	738,970
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	632	561,229
1.63%, 07/16/32 (Call 04/16/32)(b)	390	296,790
2.38%, 07/16/40 (Call 01/16/40)(b)	660	451,150
2.45%, 07/16/50 (Call 01/16/50)(b)	515	312,873
2.70%, 04/01/25 (Call 03/01/25)(b)	1,111	1,063,838
3.20%, 04/01/30 (Call 01/01/30)(b)	144	130,208
3.60%, 04/01/34 (Call 01/01/34)(b)	717	638,575
3.88%, 04/01/39 (Call 10/01/38)(b)	585	494,968
3.95%, 04/01/44 (Call 10/01/43)(b)	285	235,185
3.95%, 04/01/49 (Call 10/01/48)(b)	625	517,325
4.13%, 04/01/54 (Call 10/01/53)(b)	465	383,388
4.20%, 04/01/59 (Call 10/01/58)(b)	447	364,685
4.55%, 04/20/28 (Call 03/20/28)(b)	210	206,411
4.65%, 04/20/31 (Call 02/20/31)(b)	520	512,959
4.75%, 04/20/33 (Call 01/20/33)(b)	620	611,562
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	880	787,890
1.85%, 02/15/31 (Call 11/15/30)	442	349,379
2.50%, 04/15/30 (Call 01/15/30)	205	173,221
3.15%, 08/15/24 (Call 06/15/24)	1,130	1,100,778
3.40%, 08/15/27 (Call 05/15/27)	903	848,441
4.20%, 08/15/47 (Call 02/15/47)	165	135,782

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.95%, 04/15/33	$565	$555,129
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)(d)	1,000	814,680
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	970	915,777
1.25%, 09/24/26 (Call 08/24/26)(b)	1,288	1,135,746
2.25%, 09/19/24 (Call 08/19/24)(b)	855	821,424
4.25%, 09/15/25(b)	547	535,464
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,291	1,207,756
1.50%, 02/04/31 (Call 11/04/30)	745	583,655
1.88%, 10/15/32 (Call 07/15/32)	733	570,479
2.63%, 03/17/27 (Call 02/17/27)	260	239,660
2.63%, 09/04/50 (Call 03/04/50)	428	276,488
2.75%, 04/13/30 (Call 01/13/30)	943	822,909
3.00%, 03/17/32 (Call 12/17/31)	5	4,326
4.13%, 05/07/28 (Call 02/07/28)	410	398,643
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/24)(d)	600	587,898
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(b)	690	621,179
1.00%, 09/15/27 (Call 07/15/27)(b)	465	399,872
1.13%, 07/13/26 (Call 06/13/26)(d)	220	198,392
1.15%, 01/14/27 (Call 12/14/26)(b)	835	737,864
1.25%, 09/15/30 (Call 06/15/30)(b)	60	47,798
1.50%, 09/14/28 (Call 07/14/28)(b)	400	343,996
1.88%, 09/14/31 (Call 06/14/31)(b)	415	339,225
2.50%, 09/14/41 (Call 03/14/41)(b)	835	591,456
2.63%, 09/14/51 (Call 03/14/51)(b)(c)	845	569,226
3.50%, 09/24/25 (Call 07/24/25)(b)	1,148	1,110,150
3.63%, 09/24/28 (Call 06/24/28)(b)	875	830,252
3.90%, 09/24/38 (Call 03/24/38)(b)	950	848,910
4.00%, 09/12/25(b)	360	353,419
4.00%, 09/24/48 (Call 03/24/48)(b)	1,135	991,173
4.13%, 10/01/27 (Call 09/01/27)(b)	300	292,956
4.25%, 10/01/29 (Call 08/01/29)(b)	300	293,250
4.30%, 10/01/32 (Call 07/01/32)(b)	500	495,140
4.70%, 01/15/53 (Call 07/15/52)(b)	625	614,400
4.85%, 03/14/33 (Call 12/14/32)(b)	400	406,668
4.95%, 03/14/30 (Call 01/14/30)(b)	480	484,738
5.25%, 03/13/26(b)	430	433,470
Series 144A, 5.00%, 03/14/28 (Call 02/14/28)(b)	440	444,123
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)	770	682,851
5.50%, 10/15/27 (Call 08/31/23)(b)	770	745,398
6.88%, 05/01/25 (Call 08/31/23)(b)	208	208,412
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	705	569,555
4.25%, 04/15/31 (Call 04/15/26)	883	762,126
5.88%, 09/30/27 (Call 08/31/23)(b)	1,615	1,595,588
6.25%, 07/01/33	500	496,585
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	870	741,170
4.63%, 04/15/30 (Call 04/15/25)(b)	1,120	987,269
5.50%, 12/15/29 (Call 12/15/24)(b)	915	849,577
5.63%, 01/15/28 (Call 08/16/23)(b)	720	696,377
5.75%, 03/01/27 (Call 08/16/23)(b)	386	378,083
Safeway Inc., 7.25%, 02/01/31	160	167,704
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	265	250,536
Security	Par (000)	Value

Food (continued)
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(d)	$600	$572,034
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(d)	400	385,628
Sigma Holdco BV, 7.88%, 05/15/26 (Call 08/11/23)(b)	350	304,412
Simmons Foods Inc./Simmons Prepared
Foods Inc./Simmons Pet Food Inc./Simmons
Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	625	520,175
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	395	290,914
3.00%, 10/15/30 (Call 07/15/30)(b)	473	375,482
4.25%, 02/01/27 (Call 11/01/26)(b)	771	716,644
5.20%, 04/01/29 (Call 01/01/29)(b)	484	448,097
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	60	51,218
2.45%, 12/14/31 (Call 09/14/31)	500	407,075
3.15%, 12/14/51 (Call 06/14/51)	385	265,269
3.25%, 07/15/27 (Call 04/15/27)	788	738,521
3.30%, 07/15/26 (Call 04/15/26)	780	742,786
3.30%, 02/15/50 (Call 08/15/49)	195	139,474
3.75%, 10/01/25 (Call 07/01/25)	404	391,674
4.45%, 03/15/48 (Call 09/15/47)	445	378,348
4.50%, 04/01/46 (Call 10/01/45)	585	493,506
4.85%, 10/01/45 (Call 04/01/45)	440	388,203
5.38%, 09/21/35	285	282,190
5.95%, 04/01/30 (Call 01/01/30)	805	839,865
6.60%, 04/01/40 (Call 10/01/39)	125	134,665
6.60%, 04/01/50 (Call 10/01/49)	912	1,035,795
Tesco PLC, 6.15%, 11/15/37(b)	518	513,022
Tingyi Cayman Islands Holding Corp., 1.63%, 09/24/25(d)	600	547,494
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	405	353,537
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	939	886,707
3.95%, 08/15/24 (Call 05/15/24)	1,294	1,270,812
4.00%, 03/01/26 (Call 01/01/26)	545	527,974
4.35%, 03/01/29 (Call 12/01/28)	873	835,190
4.55%, 06/02/47 (Call 12/02/46)	712	589,130
4.88%, 08/15/34 (Call 02/15/34)	659	634,716
5.10%, 09/28/48 (Call 03/28/48)	1,036	931,385
5.15%, 08/15/44 (Call 02/15/44)	315	286,414
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	355	319,269
4.75%, 02/15/29 (Call 02/15/24)(b)	690	635,035
6.25%, 04/15/25 (Call 08/11/23)(b)	694	695,395
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	600	567,858
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	385	321,021
Walmart Inc., 3.90%, 09/09/25	655	642,352
		134,822,368
Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/31/23)(b)	448	442,108
5.00%, 02/01/28 (Call 08/31/23)(b)	861	813,671
6.38%, 05/01/25 (Call 08/31/23)(b)	1,095	1,096,752

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Service (continued)
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	$340	$300,822
10.50%, 05/15/29 (Call 05/15/24)(b)(c)	500	385,800
		3,039,153
Forest Products & Paper — 0.1%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(b)	295	246,054
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	625	579,531
4.20%, 01/29/30 (Call 10/29/29)(d)	200	182,482
4.25%, 04/30/29 (Call 01/30/29)(d)	600	551,160
4.50%, 08/01/24 (Call 05/01/24)	320	314,666
5.15%, 01/29/50 (Call 07/29/49)(d)	450	383,233
5.50%, 11/02/47 (Call 05/02/47)	350	307,794
5.50%, 04/30/49 (Call 10/30/48)(d)	200	174,622
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	497	436,967
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	345	335,461
5.50%, 01/17/27	1,029	1,032,066
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(b)	612	542,826
1.75%, 09/30/25 (Call 08/30/25)(b)	766	707,700
2.10%, 04/30/27 (Call 02/28/27)(b)	657	597,791
2.30%, 04/30/30 (Call 01/30/30)(b)	185	157,085
3.60%, 03/01/25 (Call 12/01/24)(b)	630	610,023
7.75%, 11/15/29	323	365,468
8.88%, 05/15/31	25	30,698
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	380	262,736
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	634	530,645
4.40%, 08/15/47 (Call 02/15/47)	595	496,861
4.80%, 06/15/44 (Call 12/15/43)	666	585,993
5.00%, 09/15/35 (Call 03/15/35)	360	346,057
5.15%, 05/15/46 (Call 11/15/45)	25	22,961
6.00%, 11/15/41 (Call 05/15/41)	397	406,468
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(d)	600	499,230
3.85%, 01/13/30 (Call 10/13/29)(d)	600	538,944
4.38%, 04/04/27(d)	400	383,884
4.75%, 09/15/24 (Call 06/15/24)(d)	200	197,344
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	670	549,614
5.50%, 01/15/26 (Call 08/31/23)(c)	220	213,668
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	515	439,475
3.13%, 01/15/32 (Call 10/15/31)	775	622,519
3.75%, 01/15/31 (Call 10/15/30)	970	831,620
5.00%, 01/15/30 (Call 10/15/29)	1,201	1,130,898
5.75%, 07/14/26(d)	400	400,452
6.00%, 01/15/29 (Call 10/15/28)	1,133	1,130,088
7.00%, 03/16/47 (Call 09/16/46)(d)	800	815,832
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	205	215,896
		18,176,812
Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.,
9.38%, 06/01/28 (Call 06/01/25)(b)	355	362,427
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	540	523,406
Security	Par (000)	Value

Gas (continued)
5.75%, 05/20/27 (Call 02/20/27)	$365	$333,369
5.88%, 08/20/26 (Call 05/20/26)	510	480,369
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	709	690,630
4.25%, 07/15/27 (Call 04/15/27)(b)	85	81,290
5.00%, 03/23/35 (Call 12/23/34)(b)	65	60,421
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	1,010	794,708
2.63%, 09/15/29 (Call 06/15/29)	320	283,594
3.00%, 06/15/27 (Call 03/15/27)	75	70,340
3.38%, 09/15/49 (Call 03/15/49)	636	469,139
4.13%, 10/15/44 (Call 04/15/44)	488	411,267
4.13%, 03/15/49 (Call 09/15/48)	390	326,383
4.15%, 01/15/43 (Call 07/15/42)	268	230,244
4.30%, 10/01/48 (Call 04/01/48)	913	789,946
5.50%, 06/15/41 (Call 12/15/40)	178	178,053
5.75%, 10/15/52 (Call 04/15/52)	285	305,591
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(d)	200	189,014
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	560	484,910
3.15%, 08/01/27 (Call 05/01/27)(b)	700	638,988
3.76%, 03/16/32 (Call 12/16/31)(b)	230	201,517
4.49%, 02/15/42(b)	499	411,126
6.12%, 07/20/53 (Call 01/20/53)(b)	300	303,564
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	485	455,415
3.87%, 03/04/29 (Call 12/04/28)(b)	370	339,290
4.27%, 03/15/48 (Call 09/15/47)(b)	600	454,452
4.49%, 03/04/49 (Call 09/04/48)(b)	391	297,938
4.50%, 03/10/46 (Call 09/10/45)(b)	323	249,795
4.63%, 08/05/27 (Call 07/05/27)(b)	335	321,808
4.87%, 08/05/32 (Call 05/05/32)(b)	200	186,180
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	730	583,591
4.00%, 04/01/28 (Call 01/01/28)	325	309,696
4.10%, 09/01/47 (Call 03/01/47)	401	326,326
4.40%, 07/01/32 (Call 04/01/32)	270	256,554
5.25%, 03/01/28 (Call 02/01/28)	930	934,343
5.40%, 03/01/33 (Call 12/01/32)	800	813,032
5.85%, 01/15/41 (Call 07/15/40)	280	285,715
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(b)	410	370,943
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	1,090	1,004,697
2.00%, 06/15/30 (Call 03/15/30)(b)	890	713,629
3.00%, 06/15/50 (Call 12/15/49)(b)	370	235,797
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	259	250,515
Series A, 2.50%, 11/15/24 (Call 10/15/24)	542	519,670
ENN Clean Energy International Investment Ltd.,
3.38%, 05/12/26 (Call 05/12/24)(d)	1,000	923,080
ENN Energy Holdings Ltd.
2.63%, 09/17/30 (Call 06/17/30)(d)	800	667,440
4.63%, 05/17/27 (Call 04/17/27)(d)	600	582,768
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(d)	200	184,322
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	350	318,665
3.59%, 01/18/52 (Call 07/18/51)(b)	170	114,311
5.82%, 04/01/41(b)	505	482,896

Schedule of Investments (unaudited) (continued)	iShares ® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.99%, 03/06/33 (Call 12/06/32)(b)	$25	$25,064
Korea Gas Corp.
1.13%, 07/13/26(d)	600	531,744
2.00%, 07/13/31(d)	600	488,328
2.88%, 07/16/29(d)	700	627,543
3.50%, 07/21/25(d)	625	602,487
3.50%, 07/02/26(d)	400	380,044
Nakilat Inc., 6.07%, 12/31/33(b)	518	539,102
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	490	399,198
3.95%, 09/15/27 (Call 06/15/27)	397	367,098
4.75%, 09/01/28 (Call 06/01/28)	240	227,741
5.20%, 07/15/25 (Call 04/15/25)	445	437,319
5.50%, 01/15/26 (Call 12/15/25)	661	652,149
5.50%, 10/01/26	220	217,989
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,157	1,060,055
1.70%, 02/15/31 (Call 11/15/30)	715	559,652
2.95%, 09/01/29 (Call 06/01/29)	850	755,973
3.49%, 05/15/27 (Call 02/15/27)	872	823,578
3.60%, 05/01/30 (Call 02/01/30)	875	789,915
3.95%, 03/30/48 (Call 09/30/47)	288	229,559
4.38%, 05/15/47 (Call 11/15/46)	657	552,833
4.80%, 02/15/44 (Call 08/15/43)	595	534,494
5.00%, 06/15/52 (Call 12/15/51)	425	389,844
5.25%, 03/30/28 (Call 02/29/28)	250	250,485
5.25%, 02/15/43 (Call 08/15/42)	140	133,377
5.40%, 06/30/33(c)	100	100,806
5.65%, 02/01/45 (Call 08/01/44)	580	573,881
5.95%, 06/15/41 (Call 12/15/40)	386	396,692
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	85	70,351
4.25%, 09/01/32 (Call 06/01/32)	60	56,423
4.50%, 11/01/48 (Call 05/01/48)	395	334,849
4.66%, 02/01/44 (Call 08/01/43)	285	253,861
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	310	253,152
3.35%, 06/01/50 (Call 12/01/49)	627	424,028
3.50%, 06/01/29 (Call 03/01/29)	524	477,998
3.64%, 11/01/46 (Call 05/01/46)	174	123,798
4.65%, 08/01/43 (Call 02/01/43)	105	92,092
5.05%, 05/15/52 (Call 11/15/51)	210	189,286
5.40%, 06/15/33	260	259,212
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(d)	400	342,136
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	495	402,153
SGSP Australia Assets Pty Ltd.
3.25%, 07/29/26(d)	200	187,338
3.50%, 07/07/27(d)	200	186,172
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26 (Call 05/19/26)(d)	600	537,780
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	530	496,292
3.20%, 06/15/25 (Call 03/15/25)	300	288,795
3.75%, 09/15/42 (Call 03/15/42)	333	259,404
5.13%, 11/15/40	75	72,274
5.75%, 06/01/53 (Call 12/01/52)	380	387,672
6.35%, 11/15/52 (Call 05/15/52)	420	464,234
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	690	648,117
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	400	316,292
Security	Par (000)	Value

Gas (continued)
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	$433	$359,910
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	378	294,447
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	195	167,597
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	488	462,434
3.95%, 10/01/46 (Call 04/01/46)	390	299,091
4.40%, 06/01/43 (Call 12/01/42)	605	495,192
4.40%, 05/30/47 (Call 11/30/46)	367	303,303
5.15%, 09/15/32 (Call 03/15/32)	110	108,441
5.88%, 03/15/41 (Call 09/15/40)	184	184,800
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	500	393,575
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	570	380,555
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	357	291,151
3.18%, 08/15/51 (Call 02/15/51)	365	232,071
3.70%, 04/01/28 (Call 01/01/28)	220	203,432
3.80%, 09/29/46 (Call 03/29/46)	205	148,537
4.05%, 03/15/32 (Call 12/15/31)	320	290,608
4.15%, 06/01/49 (Call 12/01/48)	223	171,712
5.45%, 03/23/28 (Call 02/23/28)	190	189,373
5.80%, 12/01/27 (Call 11/01/27)	390	395,121
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	65	45,317
4.80%, 02/15/33 (Call 11/15/32)	100	98,052
Talent Yield International Ltd.
2.00%, 05/06/26 (Call 04/06/26)(d)	400	363,328
3.13%, 05/06/31 (Call 02/06/31)	400	344,260
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	433	317,870
Series K, 3.80%, 09/15/46 (Call 03/15/46)	272	205,991
WGL Holdings Inc., 4.60%, 11/01/44 (Call 05/01/44)	90	74,300
		47,394,291
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	150	121,309
4.63%, 06/15/28 (Call 03/15/28)	408	389,717
Regal Rexnord Corp.
6.05%, 02/15/26(b)	525	525,331
6.05%, 04/15/28 (Call 03/15/28)(b)	740	735,064
6.30%, 02/15/30 (Call 12/15/29)(b)	680	677,246
6.40%, 04/15/33 (Call 01/15/33)(b)	635	632,555
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	160	117,208
4.10%, 03/01/48 (Call 09/01/47)	490	424,061
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(c)	535	456,398
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	242	201,596
2.75%, 11/15/50 (Call 05/15/50)	650	391,371
3.40%, 03/01/26 (Call 01/01/26)	896	851,603
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(a)	547	417,011
4.25%, 11/15/28 (Call 08/15/28)	380	363,280
4.85%, 11/15/48 (Call 05/15/48)(c)	365	312,210
5.20%, 09/01/40	176	164,798
6.00%, 03/06/28 (Call 02/06/28)	1,010	1,036,310
6.27%, 03/06/26 (Call 03/06/24)	10	10,043

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
Werner FinCo LP/Werner FinCo Inc.
11.50%, 06/15/28(c)	$310	$311,259
14.50%, 10/15/28(b)	200	176,000
		8,314,370
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	1,088	940,456
1.40%, 06/30/30 (Call 03/30/30)	458	375,436
2.95%, 03/15/25 (Call 12/15/24)	410	396,999
3.75%, 11/30/26 (Call 08/30/26)	1,763	1,721,358
3.88%, 09/15/25 (Call 06/15/25)	655	640,878
4.75%, 11/30/36 (Call 05/30/36)	661	662,838
4.75%, 04/15/43 (Call 10/15/42)	705	689,772
4.90%, 11/30/46 (Call 05/30/46)	2,051	2,047,882
5.30%, 05/27/40	418	435,447
6.00%, 04/01/39	685	762,891
6.15%, 11/30/37	738	823,084
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	425	361,560
2.75%, 09/23/26 (Call 07/23/26)(b)	150	138,368
3.00%, 09/23/29 (Call 06/23/29)(b)	1,130	997,372
3.80%, 09/23/49 (Call 03/23/49)(b)	455	350,787
5.38%, 12/06/32 (Call 09/06/32)(b)	780	787,808
5.75%, 12/06/52 (Call 06/06/52)(b)	265	276,811
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	590	516,415
4.63%, 07/15/28 (Call 08/31/23)(b)	1,166	1,082,141
Baxter International Inc.
1.32%, 11/29/24	55	52,058
1.73%, 04/01/31 (Call 01/01/31)	1,105	858,033
1.92%, 02/01/27 (Call 01/01/27)	1,400	1,250,410
2.27%, 12/01/28 (Call 10/01/28)	1,285	1,107,027
2.54%, 02/01/32 (Call 11/01/31)(c)	815	659,596
2.60%, 08/15/26 (Call 05/15/26)	685	632,782
3.13%, 12/01/51 (Call 06/01/51)	560	372,551
3.50%, 08/15/46 (Call 02/15/46)	410	286,172
3.95%, 04/01/30 (Call 01/01/30)	325	299,829
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	255	239,807
2.65%, 06/01/30 (Call 03/01/30)	1,300	1,126,463
4.00%, 03/01/28 (Call 12/01/27)	10	9,593
4.55%, 03/01/39 (Call 09/01/38)	426	392,759
4.70%, 03/01/49 (Call 09/01/48)	516	478,280
6.50%, 11/15/35	120	131,843
7.38%, 01/15/40	170	201,671
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	712	470,041
2.80%, 12/10/51 (Call 06/10/51)	810	547,528
3.35%, 09/15/25 (Call 06/15/25)	268	258,574
4.38%, 09/15/45 (Call 03/15/45)	382	346,776
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	135	116,946
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	955	917,402
2.60%, 11/15/29 (Call 08/15/29)	987	876,209
3.25%, 11/15/39 (Call 05/15/39)	610	493,246
3.40%, 11/15/49 (Call 05/15/49)	725	559,330
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	920	891,784
Security	Par (000)	Value

Health Care - Products (continued)
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)	$390	$321,805
6.75%, 02/15/30 (Call 02/15/27)(b)	185	163,055
Garden Spinco Corp., 8.63%, 07/20/30
(Call 07/20/27)(b)	252	273,070
GE HealthCare Technologies Inc.
5.55%, 11/15/24	1,495	1,493,370
5.60%, 11/15/25	1,545	1,550,068
5.65%, 11/15/27	1,740	1,773,147
5.86%, 03/15/30	400	410,300
6.38%, 11/22/52	805	891,473
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	715	625,804
4.63%, 02/01/28 (Call 08/31/23)(b)	286	271,151
Koninklijke Philips NV
5.00%, 03/15/42	565	510,766
6.88%, 03/11/38	410	452,960
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	340	332,347
4.50%, 03/30/33 (Call 12/30/32)	770	750,896
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	5	4,301
4.38%, 03/15/35	1,288	1,243,294
4.63%, 03/15/45	1,255	1,202,152
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	3,330	2,917,912
5.25%, 10/01/29 (Call 10/01/24)(b)(c)	1,875	1,664,887
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	258	230,771
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	505	430,876
2.25%, 09/15/31 (Call 06/15/31)	320	255,699
2.55%, 03/15/31 (Call 12/15/30)	5	4,122
3.30%, 09/15/29 (Call 06/15/29)	920	825,507
3.63%, 03/15/51 (Call 09/15/50)	300	215,433
Smith & Nephew PLC, 2.03%, 10/14/30
(Call 07/14/30)	1,100	886,347
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	357	298,281
3.75%, 03/15/51 (Call 09/15/50)	705	525,648
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	370	342,805
1.95%, 06/15/30 (Call 03/15/30)	912	761,100
2.90%, 06/15/50 (Call 12/15/49)	156	106,144
3.38%, 11/01/25 (Call 08/01/25)	866	831,611
3.50%, 03/15/26 (Call 12/15/25)	1,077	1,033,877
3.65%, 03/07/28 (Call 12/07/27)	596	567,666
4.10%, 04/01/43 (Call 10/01/42)	589	496,727
4.38%, 05/15/44 (Call 11/15/43)	502	438,156
4.63%, 03/15/46 (Call 09/15/45)	700	644,210
Teleflex Inc.
4.25%, 06/01/28 (Call 08/31/23)(b)	355	328,450
4.63%, 11/15/27 (Call 08/16/23)	400	377,656
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 08/11/23)	380	360,795
1.75%, 10/15/28 (Call 08/15/28)	935	806,896
2.00%, 10/15/31 (Call 07/15/31)	870	707,180
2.60%, 10/01/29 (Call 07/01/29)	943	836,215
2.80%, 10/15/41 (Call 04/15/41)	702	516,658
4.10%, 08/15/47 (Call 02/15/47)	760	668,466
4.80%, 11/21/27 (Call 10/21/27)	345	347,284

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.95%, 11/21/32 (Call 08/21/32)	$830	$840,109
5.30%, 02/01/44 (Call 08/01/43)	150	151,299
Varex Imaging Corp., 7.88%, 10/15/27
(Call 10/15/23)(b)(c)	204	204,216
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 08/11/23)	415	393,183
2.60%, 11/24/31 (Call 08/24/31)	845	700,083
3.05%, 01/15/26 (Call 12/15/25)	864	819,478
3.55%, 04/01/25 (Call 01/01/25)	160	154,867
4.45%, 08/15/45 (Call 02/15/45)	400	336,216
5.75%, 11/30/39	280	276,346
		62,158,148
Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	345	320,170
5.50%, 07/01/28 (Call 08/31/23)(b)	345	330,434
AdventHealth Obligated Group, Series E, 2.80%,
11/15/51 (Call 05/15/51)	111	71,450
Adventist Health System, 5.43%, 03/01/32
(Call 12/01/31)	200	198,550
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	239	208,090
3.63%, 03/01/49 (Call 09/01/48)	404	289,692
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	198	145,342
3.83%, 08/15/28 (Call 05/15/28)	242	231,262
4.27%, 08/15/48 (Call 02/15/48)	575	496,012
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	20	16,704
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	222	151,357
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	822	802,075
3.88%, 08/15/47 (Call 02/15/47)	799	613,296
4.13%, 11/15/42 (Call 05/15/42)	405	331,197
4.50%, 05/15/42 (Call 11/15/41)	375	322,740
4.75%, 03/15/44 (Call 09/15/43)	343	301,819
6.63%, 06/15/36	530	576,889
6.75%, 12/15/37	240	264,300
AHP Health Partners Inc., 5.75%, 07/15/29
(Call 07/15/24)(b)	230	200,190
AHS Hospital Corp.
5.02%, 07/01/45	100	96,246
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	318	205,517
Air Methods Corp., 8.00%, 05/15/25
(Call 08/31/23)(b)	315	3,881
Akumin Escrow Inc., 7.50%, 08/01/28
(Call 08/01/24)(b)	300	226,149
Akumin Inc., 7.00%, 11/01/25 (Call 08/31/23)(b)	345	296,741
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	135	87,975
Series 2019, 3.89%, 04/15/49	491	401,859
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	430	400,115
4.55%, 05/15/52 (Call 11/15/51)	425	375,462
Ascension Health
3.95%, 11/15/46	895	750,055
4.85%, 11/15/53	585	563,694
Series B, 2.53%, 11/15/29 (Call 08/15/29)	257	222,446
Series B, 3.11%, 11/15/39 (Call 05/15/39)	139	107,596
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	230	184,911
Security	Par (000)	Value

Health Care - Services (continued)
2.34%, 01/01/30 (Call 10/01/29)	$385	$327,974
2.91%, 01/01/42 (Call 07/01/41)	129	93,228
2.91%, 01/01/51 (Call 07/01/50)	458	302,573
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	265	186,563
Baptist Health South Florida Obligated Group,
Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	5	2,904
Baptist Healthcare System Obligated Group, Series
20B, 3.54%, 08/15/50 (Call 02/15/50)	55	40,055
BayCare Health System Inc., Series 2020, 3.83%,
11/15/50 (Call 05/15/50)	549	440,968
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	525	433,151
4.19%, 11/15/45 (Call 05/15/45)	226	193,693
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	25	19,934
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	728	482,453
Beth Israel Lahey Health Inc., Series L, 3.08%,
07/01/51 (Call 01/01/51)	404	254,556
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	663	595,911
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	340	271,473
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	105	72,629
Cano Health LLC, 6.25%, 10/01/28
(Call 10/01/24)(b)	220	137,047
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	460	384,100
3.50%, 04/01/30 (Call 04/01/25)(b)(c)	500	417,820
5.00%, 07/15/27 (Call 08/31/23)(b)	445	417,009
Catholic Health Services of Long Island Obligated
Group, Series 2020, 3.37%, 07/01/50
(Call 01/01/50)	290	193,453
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,630	1,404,017
2.50%, 03/01/31 (Call 12/01/30)	1,783	1,427,078
2.63%, 08/01/31 (Call 05/01/31)	1,110	887,290
3.00%, 10/15/30 (Call 07/15/30)	1,780	1,489,397
3.38%, 02/15/30 (Call 02/15/25)	1,892	1,630,582
4.25%, 12/15/27 (Call 08/16/23)	2,209	2,081,541
4.63%, 12/15/29 (Call 12/15/24)	2,478	2,303,028
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	385	340,729
4.00%, 03/15/31 (Call 03/15/26)(b)(c)	375	326,805
4.25%, 05/01/28 (Call 08/16/23)(b)	370	341,762
Children’s Health System of Texas, 2.51%, 08/15/50
(Call 02/15/50)	174	106,659
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	90	76,499
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	135	85,124
Children’s Hospital Medical Center/Cincinnati OH,
4.27%, 05/15/44	245	214,399
Children’s Hospital of Philadelphia (The), Series
2020, 2.70%, 07/01/50 (Call 01/01/50)	195	124,379
Children’s Hospital/DC, Series 2020, 2.93%,
07/15/50 (Call 01/15/50)	238	153,422
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	471	453,973
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	815	617,803
5.25%, 05/15/30 (Call 05/15/25)(b)	1,165	931,977
5.63%, 03/15/27 (Call 12/15/23)(b)	1,425	1,270,815
6.00%, 01/15/29 (Call 01/15/24)(b)	680	587,547

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.13%, 04/01/30 (Call 04/01/25)(b)(c)	$910	$574,037
6.88%, 04/01/28 (Call 08/16/23)(b)	585	365,631
6.88%, 04/15/29 (Call 04/15/24)(b)	1,025	679,923
8.00%, 03/15/26 (Call 08/31/23)(b)	1,547	1,519,881
8.00%, 12/15/27 (Call 08/16/23)(b)(c)	509	497,441
City of Hope
Series 2013, 5.62%, 11/15/43	265	257,111
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	423	352,850
Cleveland Clinic Foundation (The), 4.86%,
01/01/2114	330	294,244
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	588	537,785
2.76%, 10/01/24 (Call 07/01/24)	1,041	1,004,471
2.78%, 10/01/30 (Call 04/01/30)	368	310,320
3.35%, 10/01/29 (Call 04/01/29)	457	406,319
3.82%, 10/01/49 (Call 04/01/49)	595	448,565
3.91%, 10/01/50 (Call 04/01/50)	510	391,848
4.19%, 10/01/49 (Call 04/01/49)	637	517,047
4.35%, 11/01/42	778	667,936
6.07%, 11/01/27 (Call 08/01/27)	50	51,066
Community Health Network Inc., Series 20-A,
3.10%, 05/01/50 (Call 11/01/49)	585	378,167
Corewell Health Obligated Group, Series 19A,
3.49%, 07/15/49 (Call 01/15/49)	415	306,560
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 (Call 05/01/49)	384	279,571
Dartmouth-Hitchcock Health, Series B, 4.18%,
08/01/48 (Call 02/01/48)	310	246,630
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	1,120	895,115
4.63%, 06/01/30 (Call 06/01/25)(b)	2,051	1,751,369
Dignity Health
4.50%, 11/01/42	490	427,349
5.27%, 11/01/64	178	163,876
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	508	419,349
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,015	920,321
2.25%, 05/15/30 (Call 02/15/30)	819	685,724
2.38%, 01/15/25 (Call 12/15/24)	1,556	1,488,174
2.55%, 03/15/31 (Call 12/15/30)	810	680,724
2.88%, 09/15/29 (Call 06/15/29)	1,003	891,958
3.13%, 05/15/50 (Call 11/15/49)	791	548,377
3.35%, 12/01/24 (Call 10/01/24)	1,249	1,211,817
3.50%, 08/15/24 (Call 05/15/24)	902	882,021
3.60%, 03/15/51 (Call 09/15/50)	875	665,079
3.65%, 12/01/27 (Call 09/01/27)	1,654	1,568,157
3.70%, 09/15/49 (Call 03/15/49)	657	505,141
4.10%, 03/01/28 (Call 12/01/27)	965	928,262
4.38%, 12/01/47 (Call 06/01/47)	1,076	934,366
4.55%, 03/01/48 (Call 09/01/47)	867	766,333
4.63%, 05/15/42	690	623,512
4.65%, 01/15/43	720	655,690
4.65%, 08/15/44 (Call 02/15/44)	530	472,961
4.75%, 02/15/33 (Call 11/15/32)	840	817,337
5.10%, 01/15/44	475	448,006
5.13%, 02/15/53 (Call 08/15/52)	785	756,293
5.35%, 10/15/25 (Call 09/15/25)	380	380,532
5.50%, 10/15/32 (Call 07/15/32)	550	564,217
5.85%, 01/15/36	10	10,105
Security	Par (000)	Value

Health Care - Services (continued)
5.95%, 12/15/34	$178	$184,096
6.10%, 10/15/52 (Call 04/15/52)	485	527,486
6.38%, 06/15/37	175	187,469
Encompass Health Corp.
4.50%, 02/01/28 (Call 08/31/23)	554	514,300
4.63%, 04/01/31 (Call 04/01/26)	285	253,222
4.75%, 02/01/30 (Call 02/01/25)	620	563,499
5.75%, 09/15/25 (Call 08/31/23)	210	209,038
Fortrea Holdings Inc., 7.50%, 07/01/30
(Call 07/01/26)(b)	405	414,157
Franciscan Missionaries of Our Lady Health
System Inc., Series B, 3.91%, 07/01/49
(Call 01/01/49)	98	71,941
Fred Hutchinson Cancer Center, 4.97%, 01/01/52
(Call 07/01/51)	114	108,963
Fresenius Medical Care U.S. Finance II Inc., 4.75%,
10/15/24 (Call 07/17/24)(b)	295	288,923
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	980	855,550
2.38%, 02/16/31 (Call 11/16/30)(b)	795	609,662
3.00%, 12/01/31 (Call 09/01/31)(b)	560	438,413
3.75%, 06/15/29 (Call 03/15/29)(b)	505	442,728
Global Medical Response Inc., 6.50%, 10/01/25
(Call 10/01/23)(b)(c)	445	264,811
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	328	280,716
4.50%, 07/01/57 (Call 01/01/57)	315	276,567
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	305	212,152
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	302	200,404
Hartford HealthCare Corp., 3.45%, 07/01/54	450	322,456
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,220	974,658
3.13%, 03/15/27 (Call 02/15/27)(b)	325	299,585
3.38%, 03/15/29 (Call 01/15/29)(b)	125	111,173
3.50%, 09/01/30 (Call 03/01/30)	2,214	1,946,482
3.50%, 07/15/51 (Call 01/15/51)	810	556,178
3.63%, 03/15/32 (Call 12/15/31)(b)	1,175	1,019,618
4.13%, 06/15/29 (Call 03/15/29)	1,714	1,589,958
4.38%, 03/15/42 (Call 09/15/41)(b)	480	391,248
4.50%, 02/15/27 (Call 08/15/26)	1,523	1,480,676
4.63%, 03/15/52 (Call 09/15/51)(b)	980	804,286
5.13%, 06/15/39 (Call 12/15/38)	1,072	988,288
5.20%, 06/01/28	345	342,130
5.25%, 04/15/25	1,340	1,328,945
5.25%, 06/15/26 (Call 12/15/25)	1,611	1,596,775
5.25%, 06/15/49 (Call 12/15/48)	1,317	1,184,997
5.38%, 02/01/25	1,806	1,795,435
5.38%, 09/01/26 (Call 03/01/26)	1,415	1,410,231
5.50%, 06/01/33 (Call 03/01/33)	700	696,731
5.50%, 06/15/47 (Call 12/15/46)	1,422	1,326,200
5.63%, 09/01/28 (Call 03/01/28)	1,375	1,379,455
5.88%, 02/15/26 (Call 08/15/25)	1,709	1,713,922
5.88%, 02/01/29 (Call 08/01/28)	685	690,939
5.90%, 06/01/53 (Call 12/01/52)	925	907,675
Health Care Service Corp. A Mutual Legal
Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	205	188,651
2.20%, 06/01/30 (Call 03/01/30)(b)	916	754,931
3.20%, 06/01/50 (Call 12/01/49)(b)	475	330,676

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
HealthEquity Inc., 4.50%, 10/01/29
(Call 10/01/24)(b)	$455	$406,720
Heartland Dental LLC/Heartland Dental
Finance Corp.
8.50%, 05/01/26 (Call 08/31/23)(b)	227	204,591
10.50%, 04/30/28(c)	410	411,665
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	1,040	927,243
2.55%, 05/10/31 (Call 02/10/31)(b)	828	647,794
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 (Call 01/15/52)	463	365,261
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,257	1,100,881
2.15%, 02/03/32 (Call 11/03/31)	440	346,029
3.13%, 08/15/29 (Call 05/15/29)	553	492,900
3.70%, 03/23/29 (Call 02/23/29)	730	675,819
3.85%, 10/01/24 (Call 07/01/24)	1,160	1,135,037
3.95%, 03/15/27 (Call 12/15/26)	1,051	1,008,477
3.95%, 08/15/49 (Call 02/15/49)	310	246,128
4.50%, 04/01/25 (Call 03/01/25)	828	815,787
4.63%, 12/01/42 (Call 06/01/42)	490	429,382
4.80%, 03/15/47 (Call 09/15/46)	422	376,310
4.88%, 04/01/30 (Call 01/01/30)	700	682,010
4.95%, 10/01/44 (Call 04/01/44)	407	369,548
5.50%, 03/15/53 (Call 09/15/52)	530	523,380
5.75%, 03/01/28 (Call 02/01/28)	170	173,975
5.88%, 03/01/33 (Call 12/01/32)	305	317,621
IHC Health Services Inc., 4.13%, 05/15/48
(Call 11/15/47)	220	192,379
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	625	517,575
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	250	163,435
Inova Health System Foundation, 4.07%, 05/15/52
(Call 11/15/51)	345	294,226
Integris Baptist Medical Center Inc., Series A,
3.88%, 08/15/50 (Call 02/15/50)	485	359,797
Iowa Health System, Series 2020, 3.67%, 02/15/50
(Call 08/15/49)	350	262,262
IQVIA Inc.
5.00%, 10/15/26 (Call 08/31/23)(b)	840	816,379
5.00%, 05/15/27 (Call 08/31/23)(b)	890	858,912
5.70%, 05/15/28 (Call 04/15/28)(b)	490	488,388
6.50%, 05/15/30 (Call 05/15/26)(b)	300	302,955
Johns Hopkins Health System Corp. (The), 3.84%,
05/15/46.	201	165,731
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	160	151,174
4.15%, 05/01/47 (Call 11/01/46)	1,410	1,217,436
4.88%, 04/01/42	581	556,337
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	612	447,476
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	707	513,027
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	939	653,150
Kedrion SpA, 6.50%, 09/01/29(b)	605	525,920
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	550	495,935
2.30%, 12/01/24 (Call 11/01/24)	930	888,578
2.70%, 06/01/31 (Call 03/01/31)	270	227,375
2.95%, 12/01/29 (Call 09/01/29)	851	749,578
3.25%, 09/01/24 (Call 07/01/24)	1,118	1,087,031
3.60%, 02/01/25 (Call 11/01/24)	487	472,887
Security	Par (000)	Value

Health Care - Services (continued)
3.60%, 09/01/27 (Call 06/01/27)	$628	$596,481
4.70%, 02/01/45 (Call 08/01/44)	758	653,775
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 08/31/23)(b)	495	427,061
6.75%, 04/15/25 (Call 08/31/23)(b)(c)	435	441,473
Lifepoint Health Inc., 5.38%, 01/15/29
(Call 01/15/24)(b)	390	276,116
LifePoint Health Inc., 9.88%, 08/15/30	440	440,000
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	100	83,379
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	416	333,108
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	360	259,801
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	488	345,206
Mayo Clinic
3.77%, 11/15/43	330	275,256
Series 2013, 4.00%, 11/15/47	150	125,870
Series 2016, 4.13%, 11/15/52	295	256,765
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	394	269,835
McLaren Health Care Corp., Series A, 4.39%,
05/15/48 (Call 11/15/47)	265	228,684
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	385	285,585
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	404	297,283
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	332	282,509
5.00%, 07/01/42	350	339,979
Series 2015, 4.20%, 07/01/55	436	370,849
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	80	54,865
Mercy Health/OH, Series 2018, 4.30%, 07/01/28
(Call 01/01/28)	206	196,145
Methodist Hospital (The), Series 20A, 2.71%,
12/01/50 (Call 06/01/50)	383	246,204
MidMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	436	304,668
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29
(Call 10/01/24)(b)	395	283,373
ModivCare Inc., 5.88%, 11/15/25 (Call 08/31/23)(b)	345	320,671
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	500	427,630
3.88%, 05/15/32 (Call 02/15/32)(b)	592	494,338
4.38%, 06/15/28 (Call 08/31/23)(b)	610	559,230
Montefiore Obligated Group
4.29%, 09/01/50	292	182,053
Series 18-C, 5.25%, 11/01/48	447	340,547
Mount Nittany Medical Center Obligated Group,
3.80%, 11/15/52	95	71,532
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	258	202,811
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	425	322,541
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	338	230,682
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)	415	250,411
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52
(Call 05/01/52)	163	150,108
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	30	20,146
2.61%, 08/01/60 (Call 02/01/60)	273	156,623
4.02%, 08/01/45	475	395,979
4.06%, 08/01/56	295	246,192
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	377	272,168

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	$320	$239,997
3.98%, 11/01/46 (Call 11/01/45)	508	395,595
4.26%, 11/01/47 (Call 11/01/46)	715	577,877
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%, 07/15/51
(Call 01/15/51)	10	6,334
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	80	59,916
3.17%, 11/01/51 (Call 05/01/51)	467	330,533
3.32%, 11/01/61 (Call 05/01/61)	254	172,103
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series 2020,
2.67%, 10/01/50 (Call 04/01/50)	330	202,095
NYU Langone Hospitals
4.37%, 07/01/47 (Call 01/01/47)	580	508,422
4.78%, 07/01/44	175	159,932
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	60	41,202
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	224	162,886
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	325	229,518
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	375	269,407
4.09%, 10/01/48 (Call 04/01/48)	335	271,504
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	478	415,659
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	538	487,541
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	193	127,961
Pediatrix Medical Group Inc., 5.38%, 02/15/30
(Call 02/15/25)(b)(c)	310	282,128
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	175	136,880
2.86%, 01/01/52 (Call 07/01/51)	146	93,301
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	188	127,009
Presbyterian Healthcare Services, 4.88%, 08/01/52
(Call 02/01/52)	223	214,091
Prime Healthcare Services Inc., 7.25%, 11/01/25
(Call 08/31/23)(b)	640	609,875
Providence St Joseph Health Obligated Group
5.40%, 10/01/33	650	645,508
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	101	85,582
Series A, 3.93%, 10/01/48 (Call 04/01/48)	475	369,355
Series H, 2.75%, 10/01/26 (Call 07/01/26)	55	50,339
Series I, 3.74%, 10/01/47.	700	518,546
Queen’s Health Systems (The), 4.81%, 07/01/52
(Call 01/01/52)	176	165,090
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	540	463,390
2.95%, 06/30/30 (Call 03/30/30)	540	472,511
3.45%, 06/01/26 (Call 03/01/26)	876	838,586
3.50%, 03/30/25 (Call 12/30/24)	206	199,447
4.20%, 06/30/29 (Call 03/30/29)	580	557,879
4.70%, 03/30/45 (Call 09/30/44)	305	270,154
Quorum Health Corp.,0.00% 04/15/23(k)	50	—
Radiology Partners Inc., 9.25%, 02/01/28
(Call 02/01/24)(b)(c)	535	218,002
Rady Children’s Hospital-San Diego/CA, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)	225	157,001
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(d)	100	86,809
Security	Par (000)	Value

Health Care - Services (continued)
4.95%, 01/17/28 (Call 10/17/27)(d)	$800	$739,536
RegionalCare Hospital Partners
Holdings Inc./LifePoint Health Inc., 9.75%,
12/01/26 (Call 08/31/23)(b)	985	923,408
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)	200	181,030
1.93%, 12/13/28 (Call 10/13/28)(b)	520	453,045
2.08%, 12/13/31 (Call 09/13/31)(b)	1,100	903,496
2.13%, 03/10/25 (Call 02/10/25)(b)	335	319,627
2.31%, 03/10/27 (Call 02/10/27)(b)	940	864,443
2.38%, 01/28/27 (Call 10/28/26)(b)	475	439,437
2.61%, 12/13/51 (Call 06/13/51)(b)	1,365	909,213
2.63%, 05/15/26 (Call 02/15/26)(b)	685	644,325
3.00%, 11/10/25 (Call 08/10/25)(b)	649	621,158
3.35%, 09/30/24 (Call 06/30/24)(b)	400	391,660
3.63%, 09/17/28 (Call 06/17/28)(b)	364	346,725
7.00%, 03/01/39(b)	645	783,120
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 08/31/23)(b)	600	414,114
Rush Obligated Group, Series 2020, 3.92%,
11/15/29 (Call 08/15/29)	450	415,449
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	203	153,537
3.95%, 07/01/46 (Call 07/01/45)	358	293,406
Seattle Children’s Hospital, Series 2021, 2.72%,
10/01/50 (Call 10/01/49)	155	100,097
Select Medical Corp., 6.25%, 08/15/26
(Call 08/31/23)(b)	915	907,213
Sentara Healthcare, 2.93%, 11/01/51
(Call 05/01/51)	100	66,666
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)	355	227,072
SSM Health Care Corp.
4.89%, 06/01/28	250	247,662
Series A, 3.82%, 06/01/27 (Call 03/01/27)	310	294,723
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	260	177,791
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	575	463,197
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	28	25,160
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	331	234,020
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 08/31/23)(b)(c)	95	94,628
10.00%, 04/15/27 (Call 08/31/23)(b)(c)	289	296,514
Sutter Health
5.55%, 08/15/53	50	51,527
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	218	203,252
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	489	399,332
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	552	504,782
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	234	193,712
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	310	233,796
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	489	343,459
Syneos Health Inc., 3.63%, 01/15/29
(Call 01/15/24)(b)(c)	475	471,523
Team Health Holdings Inc., 6.38%, 02/01/25
(Call 08/16/23)(b)(c)	500	258,430
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	970	869,275
4.38%, 01/15/30 (Call 12/01/24)	1,135	1,012,829
4.63%, 06/15/28 (Call 08/16/23)	485	448,945
4.88%, 01/01/26 (Call 08/16/23)	1,535	1,485,957

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.13%, 11/01/27 (Call 08/16/23)	$1,245	$1,182,376
6.13%, 10/01/28 (Call 10/01/23)(c)	1,875	1,786,612
6.13%, 06/15/30 (Call 06/15/25)	1,495	1,453,648
6.25%, 02/01/27 (Call 08/16/23)	1,065	1,044,797
6.75%, 05/15/31 (Call 05/16/26)(b)	975	972,124
6.88%, 11/15/31	282	282,262
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	454	263,447
4.33%, 11/15/55	225	195,858
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	50	30,476
5.75%, 11/15/38 (Call 11/15/28)	199	194,485
6.02%, 11/15/48	293	201,508
Series B, 5.33%, 11/15/28	167	135,587
Trinity Health Corp.
4.13%, 12/01/45	488	413,253
Series 2019, 3.43%, 12/01/48	362	274,812
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	122	85,424
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26
(Call 08/31/23)(b)	525	458,918
UMass Memorial Health Care Obligated Group,
5.36%, 07/01/52 (Call 01/01/52)	90	86,494
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	330	318,351
1.15%, 05/15/26 (Call 04/15/26)	930	841,334
1.25%, 01/15/26	508	464,749
2.00%, 05/15/30	1,385	1,163,178
2.30%, 05/15/31 (Call 02/15/31)	1,149	967,366
2.38%, 08/15/24	760	736,729
2.75%, 05/15/40 (Call 11/15/39)	585	431,964
2.88%, 08/15/29	649	588,312
2.90%, 05/15/50 (Call 11/15/49)	808	555,201
2.95%, 10/15/27	680	632,189
3.05%, 05/15/41 (Call 11/15/40)	1,035	789,601
3.10%, 03/15/26	1,170	1,118,988
3.13%, 05/15/60 (Call 11/15/59)	612	419,361
3.25%, 05/15/51 (Call 11/15/50)	1,301	957,042
3.38%, 04/15/27	740	704,376
3.45%, 01/15/27	1,065	1,020,643
3.50%, 08/15/39 (Call 02/15/39)	805	670,396
3.70%, 12/15/25	376	364,250
3.70%, 08/15/49 (Call 02/15/49)	780	621,793
3.75%, 07/15/25	1,496	1,458,181
3.75%, 10/15/47 (Call 04/15/47)	653	529,381
3.85%, 06/15/28	1,200	1,155,456
3.88%, 12/15/28	1,025	984,523
3.88%, 08/15/59 (Call 02/15/59)	862	689,609
3.95%, 10/15/42 (Call 04/15/42)	396	338,810
4.00%, 05/15/29 (Call 03/15/29)	900	865,233
4.20%, 05/15/32 (Call 02/15/32)	1,205	1,147,172
4.20%, 01/15/47 (Call 07/15/46)	1,077	942,117
4.25%, 01/15/29 (Call 12/15/28)	1,090	1,062,554
4.25%, 03/15/43 (Call 09/15/42)	456	409,123
4.25%, 04/15/47 (Call 10/15/46)	799	696,408
4.25%, 06/15/48 (Call 12/15/47)	789	688,789
4.38%, 03/15/42 (Call 09/15/41)	725	653,747
4.45%, 12/15/48 (Call 06/15/48)	542	487,258
4.50%, 04/15/33 (Call 01/15/33)	1,130	1,100,575
4.63%, 07/15/35	925	905,492
4.63%, 11/15/41 (Call 05/15/41)	198	184,257
Security	Par (000)	Value

Health Care - Services (continued)
4.75%, 07/15/45	$1,129	$1,075,102
4.75%, 05/15/52 (Call 11/15/51)	1,450	1,366,306
4.95%, 05/15/62 (Call 11/15/61)	805	769,258
5.00%, 10/15/24	590	588,684
5.05%, 04/15/53 (Call 10/15/52)	1,510	1,487,758
5.15%, 10/15/25	550	551,045
5.20%, 04/15/63 (Call 10/15/62)	1,820	1,787,913
5.25%, 02/15/28 (Call 01/15/28)	645	659,874
5.30%, 02/15/30 (Call 12/15/29)	825	846,351
5.35%, 02/15/33 (Call 11/15/32)	1,550	1,604,126
5.70%, 10/15/40 (Call 04/15/40)	210	220,626
5.80%, 03/15/36	743	796,674
5.88%, 02/15/53 (Call 08/15/52)	1,360	1,495,130
5.95%, 02/15/41 (Call 08/15/40)	385	413,120
6.05%, 02/15/63 (Call 08/15/62)	975	1,092,341
6.50%, 06/15/37	410	463,025
6.63%, 11/15/37	626	715,962
6.88%, 02/15/38	972	1,144,015
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	1,065	940,991
2.65%, 10/15/30 (Call 07/15/30)	783	634,089
2.65%, 01/15/32 (Call 10/15/31)	420	330,229
UPMC
5.04%, 05/15/33	80	78,786
Series D-1, 3.60%, 04/03/25	45	43,452
WakeMed, Series A, 3.29%, 10/01/52
(Call 04/01/52)	94	63,818
West Virginia United Health System Obligated
Group, Series 2020, 3.13%, 06/01/50
(Call 12/01/49)	20	12,883
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	349	308,834
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(c)	425	265,774
Yale-New Haven Health Services Corp., Series
2020, 2.50%, 07/01/50 (Call 07/01/49)	109	64,432
		219,660,376
Holding Companies - Diversified — 0.4%
Alfa SAB de CV, 6.88%, 03/25/44
(Call 09/25/43)(c)(d)	400	401,680
Amipeace Ltd.
1.50%, 10/22/25(d)	600	549,612
1.75%, 11/09/26(d)	600	537,948
2.25%, 10/22/30(d)	1,000	840,380
2.50%, 12/05/24(d)	600	575,238
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,017	891,034
2.88%, 06/15/27 (Call 05/15/27)(c)	555	487,545
2.88%, 06/15/28 (Call 04/15/28)	1,058	891,153
3.20%, 11/15/31 (Call 08/15/31)	430	334,153
3.25%, 07/15/25 (Call 06/15/25)	1,077	1,005,035
3.88%, 01/15/26 (Call 12/15/25)	527	492,471
4.25%, 03/01/25 (Call 01/01/25)	666	639,040
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	225	195,131
2.95%, 03/10/26 (Call 02/10/26)	402	357,997
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)	110	97,044
Blackstone Private Credit Fund
1.75%, 09/15/24	545	515,123
2.63%, 12/15/26 (Call 11/15/26)	970	832,066
2.70%, 01/15/25 (Call 11/15/24)	128	120,353

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.25%, 03/15/27 (Call 02/15/27)	$905	$786,934
4.00%, 01/15/29 (Call 11/15/28)	595	511,539
4.70%, 03/24/25(c)	650	629,844
7.05%, 09/29/25	905	909,462
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	795	672,801
2.75%, 09/16/26 (Call 08/19/26)	465	409,000
2.85%, 09/30/28 (Call 07/30/28)	455	376,644
3.63%, 01/15/26 (Call 12/15/25)	703	650,071
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	486	419,044
2.88%, 06/11/28 (Call 04/11/28)	540	446,585
3.40%, 07/15/26 (Call 06/15/26)	932	840,496
3.75%, 07/22/25 (Call 06/22/25)	560	523,124
4.00%, 03/30/25 (Call 02/28/25)	399	378,607
4.25%, 01/15/26 (Call 12/15/25)	695	652,000
Blue Owl Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	355	301,668
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	80	70,143
4.70%, 02/08/27 (Call 01/08/27)	81	73,840
7.75%, 09/16/27 (Call 08/16/27)(b)	60	59,857
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	660	553,898
4.75%, 12/15/25 (Call 11/15/25)(b)	1,124	1,037,070
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	174,362
Ccthk 2021 Ltd.
2.00%, 01/19/25(d)	200	188,516
2.75%, 01/19/27(d)	200	182,488
CITIC Ltd.
2.45%, 02/25/25(d)	600	570,210
2.85%, 02/25/30(d)	800	700,064
2.88%, 02/17/27 (Call 01/17/27)(d)	800	743,312
3.50%, 02/17/32 (Call 11/17/31)(d)	200	175,856
3.70%, 06/14/26(d)	200	190,232
3.88%, 02/28/27(d)	400	384,060
4.00%, 01/11/28(d)	400	381,180
CK Hutchison International 16 Ltd., 2.75%,
10/03/26(b)	200	184,638
CK Hutchison International 17 II Ltd., 3.25%,
09/29/27(b)	493	460,018
CK Hutchison International 17 Ltd., 3.50%,
04/05/27(b)	200	189,946
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,410	1,241,082
3.38%, 09/06/49 (Call 03/06/49)(b)	325	242,795
CK Hutchison International 19 Ltd., 3.63%, 04/11/29
(Call 01/11/29)(b)(c)	1,017	945,586
CK Hutchison International 21 Ltd., 1.50%, 04/15/26
(Call 03/15/26)(b)	270	243,230
CK Hutchison International 23 Ltd.
4.75%, 04/21/28 (Call 03/21/28)(b)	200	197,414
4.88%, 04/21/33 (Call 01/21/33)(b)	100	98,520
CNCBINV 1 BVI Ltd., 1.75%, 11/17/24(d)	400	378,176
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	215	177,399
5.25%, 04/15/29 (Call 04/15/24)(b)	720	655,351
Dua Capital Ltd., 2.78%, 05/11/31 (Call 11/11/30)(d)	400	343,440
Fairfax India Holdings Corp., 5.00%, 02/26/28
(Call 12/26/27)(d)	250	203,803
Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp.
1.65%, 10/12/24	$655	$614,357
2.63%, 01/15/27 (Call 12/15/26)	670	577,855
3.13%, 10/12/28 (Call 08/12/28)	425	347,574
3.25%, 07/15/27 (Call 06/15/27)	370	320,809
3.40%, 01/15/26 (Call 12/15/25)	465	427,963
4.13%, 02/01/25 (Call 01/01/25)(c)	609	584,817
4.25%, 02/14/25 (Call 01/14/25)(b)	85	80,375
Fund of National Welfare Samruk-Kazyna JSC,
2.00%, 10/28/26 (Call 07/28/26)(d)	400	362,320
Gaci First Investment Co.
4.75%, 02/14/30 (Call 01/14/30)(d)	200	196,458
4.88%, 02/14/35 (Call 11/14/34)(d)	1,400	1,338,442
5.00%, 10/13/27 (Call 09/13/27)(d)	1,000	996,730
5.13%, 02/14/53 (Call 08/14/52)(d)	1,200	1,074,648
5.25%, 10/13/32 (Call 07/13/32)(d)	2,000	2,029,880
5.38%, 10/13/2122 (Call 04/13/22)(d)	400	359,340
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	1,062	981,405
3.75%, 02/10/25 (Call 01/10/25)(c)	425	409,632
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	920	774,272
2.50%, 08/24/26 (Call 07/24/26)	235	206,889
Grupo de Inversiones Suramericana SA, 5.50%,
04/29/26 (Call 01/29/26)(d)	400	379,224
Guohui International Bvi Co. Ltd.
3.15%, 08/27/25(d)	400	374,156
4.70%, 06/15/25	200	194,400
Hualu International Finance BVI Ltd., 2.20%,
10/27/26.	200	177,860
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	630	536,918
4.75%, 04/27/27(d)	600	526,224
4.95%, 11/07/47(d)	200	137,976
Huarong Finance 2019 Co. Ltd.
3.25%, 11/13/24 (Call 10/13/24)(d)	400	378,612
3.38%, 02/24/30 (Call 11/24/29)(d)	1,200	936,420
3.88%, 11/13/29 (Call 08/13/29)(d)	400	316,376
4.50%, 05/29/29(d)	700	571,396
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	800	720,456
4.88%, 11/22/26(d)	400	357,472
5.00%, 11/19/25(d)	400	372,996
5.50%, 01/16/25(d)	1,000	964,830
Hutchison Whampoa International 03/33 Ltd.,
7.45%, 11/24/33(b)	250	293,843
Hutchison Whampoa International 14 Ltd., 3.63%,
10/31/24(b)	955	931,211
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	596	483,237
4.75%, 09/15/24 (Call 06/15/24)	850	822,196
5.25%, 05/15/27 (Call 11/15/26)	1,050	926,089
6.25%, 05/15/26 (Call 08/31/23)	940	882,162
6.38%, 12/15/25 (Call 08/31/23)	566	543,711
ICD Funding Ltd., 3.22%, 04/28/26
(Call 03/28/26)(d)	400	372,020
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	325	255,284
3.75%, 05/28/51 (Call 11/28/50)(b)	390	261,370

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
4.50%, 04/08/52 (Call 10/08/51)(b)	$440	$338,906
Khazanah Capital Ltd., 4.88%, 06/01/33	400	397,428
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(d)	400	397,124
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(d)	600	596,952
Main Street Capital Corp., 3.00%, 07/14/26
(Call 06/14/26)	855	763,977
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(d)	800	769,136
2.50%, 05/21/26 (Call 04/21/26)(d)	800	749,480
2.50%, 06/03/31 (Call 03/03/31)(d)	400	341,892
2.88%, 11/07/29 (Call 08/07/29)(d)	650	583,655
2.88%, 05/21/30 (Call 02/21/30)(d)	800	711,120
3.00%, 03/28/27 (Call 02/28/27)(d)	200	186,368
3.38%, 03/28/32 (Call 12/28/31)(d)	1,000	899,910
3.40%, 06/07/51 (Call 12/07/50)(d)	800	604,864
3.70%, 11/07/49 (Call 05/07/49)(d)	1,600	1,274,352
3.75%, 04/19/29(d)	600	570,600
3.95%, 05/21/50 (Call 11/21/49)(d)	1,400	1,165,192
4.38%, 11/22/33 (Call 08/22/33)	1,000	964,930
5.08%, 05/22/53 (Call 11/22/52)	200	199,720
5.50%, 04/28/33 (Call 01/28/33)(d)	400	420,460
6.88%, 11/01/41(b)	200	238,832
MDGH-GMTN BV, 4.50%, 11/07/28(d)	600	591,000
Morgan Stanley Direct Lending Fund, 4.50%,
02/11/27 (Call 01/11/27)	5	4,703
Mumtalakat Sukuk Holding Co., 4.10%, 01/21/27(d)	400	372,508
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	865	760,759
3.50%, 02/25/25 (Call 01/25/25)	547	521,510
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	405	350,835
3.44%, 10/15/28 (Call 08/15/28)	365	289,682
3.71%, 01/22/26 (Call 12/22/25)	520	472,878
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70 (Call 01/16/70)(c)(d)	400	270,572
4.50%, 10/25/42(d)	200	168,238
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(d)	200	182,750
1.88%, 11/22/26 (Call 10/22/26)(d)	600	537,354
3.63%, 05/04/27(d)	800	765,008
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	200	198,186
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(c)	230	203,115
3.88%, 11/01/24 (Call 10/01/24)	135	131,007
Stena International SA, 6.13%, 02/01/25
(Call 08/11/23)(b)	435	429,049
Swire Pacific MTN Financing HK Ltd., 2.88%,
01/30/30 (Call 10/28/29)(d)	400	350,880
Temasek Financial I Ltd.
1.00%, 10/06/30 (Call 07/06/30)(b)	500	394,035
1.63%, 08/02/31 (Call 05/02/31)(b)(c)	1,250	1,013,612
2.25%, 04/06/51 (Call 10/06/50)(b)(c)	600	395,544
2.38%, 08/02/41 (Call 02/02/41)(b)(c)	500	375,035
2.50%, 10/06/70 (Call 04/06/70)(b)	750	468,075
2.75%, 08/02/61 (Call 02/02/61)(b)	600	419,616
3.38%, 07/23/42(b)(c)	500	434,725
3.63%, 08/01/28 (Call 05/01/28)(b)(c)	850	815,244
5.38%, 11/23/39(b)(c)	250	275,873
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	600	549,750
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Zhongyuan Zhicheng Co. Ltd., 3.20%, 07/06/26(d)	$200	$184,128
		77,818,082
Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25
(Call 02/15/24)(b)(c)	120	117,983
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	245	211,996
4.63%, 04/01/30 (Call 04/01/25)(b)	295	252,576
6.63%, 01/15/28 (Call 08/31/23)(b)	210	202,087
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 08/16/23)	260	251,207
6.75%, 03/15/25 (Call 08/16/23)(c)	168	167,530
7.25%, 10/15/29 (Call 10/15/24)	255	250,826
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	340	277,100
5.00%, 06/15/29 (Call 06/15/24)(b)	270	223,401
6.25%, 09/15/27 (Call 08/31/23)(b)	472	435,670
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	368	320,050
6.75%, 06/01/27 (Call 08/31/23)	365	366,369
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,040	920,317
1.40%, 10/15/27 (Call 08/15/27)	330	285,041
2.50%, 10/15/24 (Call 09/15/24)	420	405,031
2.60%, 10/15/25 (Call 09/15/25)	401	377,975
Empire Communities Corp., 7.00%, 12/15/25
(Call 08/31/23)(b)	350	337,148
Forestar Group Inc.
3.85%, 05/15/26 (Call 08/31/23)(b)	235	218,503
5.00%, 03/01/28 (Call 08/31/23)(b)	235	218,588
Installed Building Products Inc., 5.75%, 02/01/28
(Call 08/16/23)(b)	240	227,731
K Hovnanian Enterprises Inc., 10.50%, 02/15/26
(Call 02/15/24)(b)	10	10,176
KB Home
4.00%, 06/15/31 (Call 12/15/30)	230	199,810
4.80%, 11/15/29 (Call 05/15/29)	255	235,806
6.88%, 06/15/27 (Call 12/15/26)	310	316,312
7.25%, 07/15/30 (Call 07/15/25)	200	204,128
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	465	456,681
4.75%, 11/29/27 (Call 05/29/27)	995	969,727
5.00%, 06/15/27 (Call 12/15/26)	760	750,584
5.25%, 06/01/26 (Call 12/01/25)	315	312,685
5.88%, 11/15/24 (Call 08/30/23)	290	290,365
LGI Homes Inc., 4.00%, 07/15/29
(Call 01/15/29)(b)(c)	205	172,963
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	215	187,452
4.95%, 02/01/28 (Call 08/16/23)	305	288,310
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	415	364,275
5.25%, 12/15/27 (Call 08/31/23)(b)	360	340,232
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	471	369,085
3.85%, 01/15/30 (Call 07/15/29)	610	542,760
3.97%, 08/06/61 (Call 02/06/61)	265	159,366
6.00%, 01/15/43 (Call 10/15/42)	350	313,218

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	$265	$237,117
5.13%, 06/06/27 (Call 12/06/26)	250	241,865
6.00%, 06/01/25 (Call 03/01/25)	213	213,043
New Home Co. Inc., 8.25%, 10/15/27
(Call 08/16/23)(b)	170	162,389
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	155	134,174
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	744	734,484
5.50%, 03/01/26 (Call 12/01/25)	740	737,351
6.00%, 02/15/35	303	310,148
6.38%, 05/15/33	425	446,343
7.88%, 06/15/32	238	271,753
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 08/31/23)	337	307,078
4.75%, 04/01/29 (Call 04/01/24)	225	199,777
STL Holding Co. LLC, 7.50%, 02/15/26
(Call 02/15/24)(b)	130	120,633
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	330	308,085
5.75%, 01/15/28 (Call 10/15/27)(b)	335	326,206
5.88%, 06/15/27 (Call 03/15/27)(b)	345	339,984
Thor Industries Inc., 4.00%, 10/15/29
(Call 10/15/24)(b)(c)	325	279,380
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	265	237,883
4.35%, 02/15/28 (Call 11/15/27)	420	398,042
4.88%, 11/15/25 (Call 08/15/25)	524	513,724
4.88%, 03/15/27 (Call 12/15/26)	509	496,977
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	188	181,651
5.70%, 06/15/28 (Call 12/15/27)	245	235,322
Winnebago Industries Inc., 6.25%, 07/15/28
(Call 08/31/23)(b)	220	214,680
		20,199,153
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%,
05/15/25 (Call 02/15/25)	60	58,321
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	398	369,157
3.50%, 11/15/51 (Call 05/15/51)	455	325,421
3.80%, 11/15/24 (Call 08/15/24)	20	19,448
4.40%, 03/15/29 (Call 12/15/28)	501	477,613
Midea Investment Development Co. Ltd., 2.88%,
02/24/27 (Call 01/24/27)(d)	400	367,244
Panasonic Holdings Corp., 3.11%, 07/19/29
(Call 04/19/29)(b)	365	325,901
TCL Technology Investment, 1.88%, 07/14/25(d)	200	183,906
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	575	466,963
4.00%, 04/15/29 (Call 04/15/24)(b)	615	533,642
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	425	345,546
3.70%, 05/01/25	445	431,641
4.50%, 06/01/46 (Call 12/01/45)	435	359,141
4.60%, 05/15/50 (Call 11/15/49)	390	328,427
4.70%, 05/14/32 (Call 02/14/32)	215	205,557
4.75%, 02/26/29 (Call 11/26/28)	553	538,799
Security	Par (000)	Value

Home Furnishings (continued)
5.50%, 03/01/33 (Call 12/01/32)	$355	$355,944
		5,692,671
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29
(Call 03/15/24)(b)	415	356,414
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	500	389,965
2.65%, 04/30/30 (Call 02/01/30)	465	389,479
4.88%, 12/06/28 (Call 09/06/28)	1,080	1,064,416
5.75%, 03/15/33 (Call 12/15/32)	480	487,992
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(c)	447	379,981
4.13%, 04/30/31 (Call 04/30/26)(b)	257	215,014
5.13%, 02/01/28 (Call 08/31/23)	250	236,645
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	315	258,558
3.15%, 08/01/27 (Call 05/01/27)	510	480,461
3.95%, 08/01/47 (Call 02/01/47)	419	344,594
5.00%, 06/15/52 (Call 12/15/51)	410	396,486
5.60%, 11/15/32 (Call 08/15/32)	360	376,704
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	143	116,721
3.10%, 10/01/27 (Call 07/01/27)	979	906,035
3.90%, 05/15/28 (Call 02/15/28)	340	325,152
4.40%, 05/01/29 (Call 03/01/29)	10	9,771
4.60%, 05/01/32 (Call 02/01/32)	90	87,835
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,010	873,812
2.00%, 11/02/31 (Call 08/02/31)	335	276,908
2.75%, 02/15/26	422	401,056
2.88%, 02/07/50 (Call 08/07/49)(c)	508	360,451
3.05%, 08/15/25	635	611,537
3.10%, 03/26/30 (Call 12/26/29)	693	629,480
3.20%, 04/25/29 (Call 01/25/29)	528	489,836
3.20%, 07/30/46 (Call 01/30/46)	605	452,080
3.90%, 05/04/47 (Call 11/04/46)	450	381,051
3.95%, 11/01/28 (Call 08/01/28)	542	527,507
4.50%, 02/16/33 (Call 11/16/32)	665	660,039
5.30%, 03/01/41	85	86,909
6.63%, 08/01/37	737	856,173
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31 (Call 04/01/31)(d)	400	339,336
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc.
5.00%, 12/31/26 (Call 08/31/23)(b)	396	368,272
7.00%, 12/31/27 (Call 12/31/23)(b)(c)	360	316,782
Reckitt Benckiser Treasury Services PLC, 3.00%,
06/26/27 (Call 03/26/27)(b)	1,073	1,001,635
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	35	28,586
4.75%, 10/15/46 (Call 04/15/46)(b)	995	904,893
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	375	309,487
5.00%, 10/01/29 (Call 10/01/24)(b)	230	207,890
5.50%, 07/15/30 (Call 07/15/25)(b)	250	228,975
		17,134,918
Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25
(Call 08/31/23)(b)	14	13,689

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares (continued)
CD&R Smokey Buyer Inc., 6.75%, 07/15/25
(Call 08/31/23)(b)	$465	$440,267
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	180	173,866
4.45%, 04/01/26 (Call 01/01/26)	1,485	1,414,730
4.88%, 06/01/25 (Call 05/01/25)	400	386,960
5.88%, 04/01/36 (Call 10/01/35)	310	270,134
6.00%, 04/01/46 (Call 10/01/45)	512	415,923
6.38%, 09/15/27 (Call 06/15/27)(c)	370	363,599
6.63%, 09/15/29 (Call 06/15/29)(c)	360	360,464
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	365	295,624
4.38%, 02/01/32 (Call 08/01/26)	280	227,911
4.50%, 10/15/29 (Call 10/15/24)	315	276,501
5.25%, 12/15/26 (Call 12/15/23)	235	224,665
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(Call 10/01/24)(b)(c)	470	291,409
Turkiye Sise ve Cam Fabrikalari AS, 6.95%,
03/14/26 (Call 12/14/25)(d)	600	587,898
		5,743,640
Insurance — 1.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	338	403,721
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	525	451,972
6.00%, 08/01/29 (Call 08/01/24)(b)(c)	355	303,788
7.00%, 11/15/25 (Call 08/31/23)(b)	715	691,398
10.13%, 08/01/26 (Call 08/31/23)(b)	260	268,078
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(a)	250	238,280
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	332	309,381
3.60%, 04/01/30 (Call 01/01/30)	670	614,115
4.00%, 10/15/46 (Call 04/15/46)	162	128,409
4.75%, 01/15/49 (Call 07/15/48)	440	402,569
AIA Group Ltd.
2.70%, (Call 04/07/26),
(5-year CMT + 1.758%)(a)(d)(e)	400	353,696
3.20%, 03/11/25 (Call 12/11/24)(b)	1,390	1,341,517
3.20%, 09/16/40 (Call 03/16/40)(b)	2,090	1,562,797
3.38%, 04/07/30 (Call 01/07/30)(b)	946	860,141
3.60%, 04/09/29 (Call 01/09/29)(b)	968	899,872
3.90%, 04/06/28 (Call 01/06/28)(b)(c)	738	705,676
4.50%, 03/16/46 (Call 09/16/45)(b)	270	243,251
4.95%, 04/04/33 (Call 01/04/33)(b)	2,515	2,507,958
5.63%, 10/25/27 (Call 09/25/27)(b)	1,110	1,138,716
AIG Global Funding, 0.90%, 09/22/25(b)	775	699,306
AIG SunAmerica Global Financing X, 6.90%,
03/15/32(b)	481	518,403
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	410	286,676
3.63%, 05/15/30 (Call 02/15/30)	35	32,398
4.90%, 09/15/44 (Call 03/15/44)	100	92,330
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	550	502,722
5.88%, 11/01/29 (Call 11/01/24)(b)	329	291,784
6.75%, 10/15/27 (Call 08/31/23)(b)	1,005	955,805
6.75%, 04/15/28 (Call 04/15/25)(b)	940	935,074
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)	219	210,858
Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	$575	$517,598
1.45%, 12/15/30 (Call 09/15/30)	685	529,183
3.28%, 12/15/26 (Call 09/15/26)	571	541,416
3.85%, 08/10/49 (Call 02/10/49)	315	243,240
4.20%, 12/15/46 (Call 06/15/46)	568	460,580
4.50%, 06/15/43	478	410,301
5.25%, 03/30/33 (Call 12/30/32)	305	302,554
5.35%, 06/01/33	88	88,055
5.55%, 05/09/35	192	193,820
5.95%, 04/01/36	185	193,828
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(a)	114	110,710
American Equity Investment Life Holding Co.,
5.00%, 06/15/27 (Call 03/15/27)	386	371,676
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	574	466,903
5.25%, 04/02/30 (Call 01/02/30)	175	172,093
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	918	871,990
3.40%, 06/30/30 (Call 03/30/30)	260	231,306
3.88%, 01/15/35 (Call 07/15/34)	260	226,026
3.90%, 04/01/26 (Call 01/01/26)	578	560,672
4.20%, 04/01/28 (Call 01/01/28)	205	196,890
4.38%, 06/30/50 (Call 12/30/49)	880	753,236
4.50%, 07/16/44 (Call 01/16/44)	470	405,845
4.75%, 04/01/48 (Call 10/01/47)	744	671,601
4.80%, 07/10/45 (Call 01/10/45)	614	550,869
5.13%, 03/27/33 (Call 12/27/32)	545	535,675
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(a)	609	588,477
American National Group Inc., 6.14%, 06/13/32
(Call 03/13/32)(b)	100	93,948
Americo Life Inc., 3.45%, 04/15/31
(Call 01/15/31)(b)	630	478,214
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	765	576,741
3.83%, 03/11/51 (Call 09/11/50)(b)	515	309,850
AmWINS Group Inc., 4.88%, 06/30/29
(Call 06/30/24)(b)	520	476,174
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,413	1,224,576
3.75%, 05/02/29 (Call 02/02/29)	534	496,139
4.50%, 12/15/28 (Call 09/15/28)	1,166	1,133,049
6.25%, 09/30/40	195	206,322
8.21%, 01/01/27	585	633,321
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	605	482,500
2.60%, 12/02/31 (Call 09/02/31)	230	190,550
2.85%, 05/28/27 (Call 04/28/27)	145	133,723
2.90%, 08/23/51 (Call 02/23/51)	155	100,652
3.90%, 02/28/52 (Call 08/28/51)	915	715,374
5.00%, 09/12/32 (Call 06/12/32)	220	217,208
5.35%, 02/28/33 (Call 11/28/32)	405	408,382
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)	737	715,937
4.60%, 06/14/44 (Call 03/14/44)	565	491,584
4.75%, 05/15/45 (Call 11/15/44)	337	299,145

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	$122	$116,322
5.03%, 12/15/46 (Call 06/15/46)	413	368,045
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	546	399,907
7.35%, 05/01/34	253	284,605
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	613	553,318
Argentum Netherlands BV for Swiss Re Ltd.
5.63%, 08/15/52 (Call 08/15/27),
(3-mo. LIBOR US + 3.784%)(a)(d)	400	378,600
5.75%, 08/15/50 (Call 08/15/25),
(3-mo. LIBOR US + 3.593%)(a)(d)	400	387,000
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	585	467,930
3.05%, 03/09/52 (Call 09/09/51)	470	300,499
3.50%, 05/20/51 (Call 11/20/50)	425	302,515
5.50%, 03/02/33 (Call 12/02/32)	60	60,513
5.75%, 03/02/53 (Call 09/02/52)	192	192,816
Ascot Group Ltd., 4.25%, 12/15/30
(Call 12/15/25)(b)	535	383,006
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	115	86,225
3.70%, 02/22/30 (Call 11/22/29)	376	325,251
4.90%, 03/27/28 (Call 12/27/27)	202	195,235
7.00%, 03/27/48 (Call 03/27/28),
(3-mo. LIBOR US + 4.135%)(a)	296	288,834
Assured Guaranty Municipal Holdings Inc., 6.40%,
12/15/66 (Call 12/15/36),
(1-mo. LIBOR US + 2.215%)(a)(b)	186	165,514
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	250	213,595
3.60%, 09/15/51 (Call 03/15/51)	158	107,587
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(b)	375	326,580
7.00%, 08/15/25 (Call 08/31/23)(b)	381	376,676
Athene Global Funding
0.91%, 08/19/24(b)	1,360	1,281,229
1.45%, 01/08/26(b)	195	173,230
1.61%, 06/29/26(b)	885	774,561
1.72%, 01/07/25(b)	200	185,782
1.73%, 10/02/26(b)	1,137	983,744
1.99%, 08/19/28(b)	1,725	1,423,867
2.45%, 08/20/27(b)	20	17,267
2.50%, 01/14/25(b)	501	472,182
2.50%, 03/24/28(b)	70	59,676
2.55%, 06/29/25(b)	1,015	944,914
2.55%, 11/19/30(b)	550	430,364
2.67%, 06/07/31(b)	220	170,258
2.72%, 01/07/29(b)	225	187,344
2.95%, 11/12/26(b)	448	403,908
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	45	28,650
3.50%, 01/15/31 (Call 10/15/30)	1,117	931,288
3.95%, 05/25/51 (Call 11/25/50)	475	330,486
4.13%, 01/12/28 (Call 10/12/27)	941	872,222
6.15%, 04/03/30 (Call 01/03/30)	730	739,286
6.65%, 02/01/33 (Call 11/01/32)	300	305,580
Security	Par (000)	Value

Insurance (continued)
AXA SA
5.13%, 01/17/47 (Call 01/17/27),
(1-day SOFR + 4.145%)(a)(d)	$400	$388,528
8.60%, 12/15/30	10	12,040
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	356	326,025
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(a)	171	136,848
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	725	681,906
Beazley Insurance DAC, 5.50%, 09/10/29(d)	400	364,256
Belrose Funding Trust, 2.33%, 08/15/30
(Call 05/15/30)(b)	1,013	778,906
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,210	978,285
1.85%, 03/12/30 (Call 12/12/29)	413	349,588
2.30%, 03/15/27 (Call 02/15/27)	600	558,948
2.50%, 01/15/51 (Call 07/15/50)	897	581,911
2.85%, 10/15/50 (Call 04/15/50)	1,268	871,496
2.88%, 03/15/32 (Call 12/15/31)	225	197,953
3.85%, 03/15/52 (Call 09/15/51)	1,360	1,112,684
4.20%, 08/15/48 (Call 02/15/48)	1,521	1,367,120
4.25%, 01/15/49 (Call 07/15/48)	1,380	1,258,933
4.30%, 05/15/43	160	145,851
4.40%, 05/15/42	558	527,768
5.75%, 01/15/40	1,303	1,435,072
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	1,760	1,691,237
4.50%, 02/11/43	750	731,010
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	160	141,965
1.75%, 01/13/25(b)	190	178,347
2.00%, 06/28/28(b)	215	181,368
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	15	13,894
3.85%, 12/22/51 (Call 06/22/51)	400	258,500
4.70%, 06/22/47 (Call 12/22/46)	626	480,687
5.63%, 05/15/30 (Call 02/15/30)	770	746,038
BroadStreet Partners Inc., 5.88%, 04/15/29
(Call 04/15/24)(b)	545	485,976
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	780	630,833
4.20%, 09/15/24 (Call 06/15/24)	750	735,885
4.20%, 03/17/32 (Call 12/17/31)	190	171,762
4.50%, 03/15/29 (Call 12/15/28)	152	144,025
4.95%, 03/17/52 (Call 09/17/51)	320	273,917
China Taiping Insurance Holdings Co. Ltd., 6.40%,
(Call 03/09/28)	1,400	1,445,416
Chubb Corp. (The)
6.00%, 05/11/37	264	284,244
Series 1, 6.50%, 05/15/38	630	710,104
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	754	597,492
2.85%, 12/15/51 (Call 06/15/51)	300	205,635
3.05%, 12/15/61 (Call 06/15/61)	653	437,327
3.15%, 03/15/25	1,239	1,198,460
3.35%, 05/03/26 (Call 02/03/26)	1,109	1,065,605
4.15%, 03/13/43	50	43,247
4.35%, 11/03/45 (Call 05/03/45)	1,005	898,601
6.70%, 05/15/36	30	33,783

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Cincinnati Financial Corp.
6.13%, 11/01/34	$708	$739,308
6.92%, 05/15/28	30	32,146
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%,
06/24/46 (Call 06/24/26),
(3-mo. LIBOR US + 4.918%)(a)(d)	400	391,056
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	230	184,202
3.45%, 08/15/27 (Call 05/15/27)	395	369,076
3.90%, 05/01/29 (Call 02/01/29)	480	443,880
4.50%, 03/01/26 (Call 12/01/25)	655	636,870
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	287	282,038
5.25%, 05/30/29 (Call 02/28/29)	754	723,757
CNO Global Funding
1.65%, 01/06/25(b)	515	479,872
1.75%, 10/07/26(b)	300	265,866
2.65%, 01/06/29(b)	200	170,424
Corebridge Financial Inc.
3.50%, 04/04/25	420	403,599
3.65%, 04/05/27	800	752,648
3.85%, 04/05/29	710	653,562
3.90%, 04/05/32	1,005	886,299
4.35%, 04/05/42	300	243,984
4.40%, 04/05/52	565	451,983
6.88%, 12/15/52	685	666,272
Corebridge Global Funding, 5.75%, 07/02/26(b)	925	924,029
Doctors Co. An Interinsurance Exchange (The),
4.50%, 01/18/32 (Call 10/18/31)(b)	375	297,390
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	30	25,894
1.78%, 03/17/31 (Call 12/17/30)(b)	592	465,697
3.08%, 09/17/51 (Call 03/17/51)(b)	535	345,894
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27),
(5-year CMT + 4.006%)(a)	361	279,546
5.75%, 09/01/40 (Call 09/01/25),
(5-year CMT + 5.468%)(a)	435	380,982
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	560	435,915
4.95%, 06/01/29 (Call 03/01/29)	467	437,224
Equitable Financial Life Global Funding
0.80%, 08/12/24(b)	545	517,014
1.00%, 01/09/26(b)	370	329,126
1.10%, 11/12/24(b)	670	630,805
1.30%, 07/12/26(b)	1,345	1,176,700
1.40%, 07/07/25(b)	875	801,754
1.40%, 08/27/27(b)	205	174,480
1.70%, 11/12/26(b)	1,195	1,045,099
1.75%, 11/15/30(b)	917	717,002
1.80%, 03/08/28(b)	662	561,263
5.45%, 03/03/28(b)	900	886,122
5.50%, 12/02/25(b)	740	733,532
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	948	900,894
5.00%, 04/20/48 (Call 10/20/47)	632	552,343
5.59%, 01/11/33 (Call 10/11/32)	695	688,314
7.00%, 04/01/28	63	65,880
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	649	425,108
Security	Par (000)	Value

Insurance (continued)
3.50%, 10/15/50 (Call 04/15/50)	$430	$302,165
4.87%, 06/01/44	130	115,233
F&G Annuities & Life Inc., 7.40%, 01/13/28
(Call 12/13/27)(b)	400	401,912
F&G Global Funding
0.90%, 09/20/24(b)	435	406,638
1.75%, 06/30/26(b)	565	503,172
2.00%, 09/20/28(b)	811	670,656
2.30%, 04/11/27(b)	595	526,611
5.15%, 07/07/25(b)	100	97,372
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	345	292,132
4.63%, 04/29/30 (Call 01/29/30)	296	275,058
4.85%, 04/17/28 (Call 01/17/28)	455	442,119
5.63%, 08/16/32	55	53,523
Farmers Exchange Capital, 7.05%, 07/15/28(b)	460	469,862
Farmers Exchange Capital II, 6.15%, 11/01/53
(Call 11/01/33), (3-mo. LIBOR US + 3.744%)(a)(b)	405	390,469
Farmers Exchange Capital III, 5.45%, 10/15/54
(Call 10/15/34), (3-mo. LIBOR US + 3.454%)(a)(b)	435	388,172
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37), (3-mo. LIBOR US + 1.374%)(a)(b)	420	328,931
Fidelity & Guaranty Life Holdings Inc., 5.50%,
05/01/25 (Call 02/01/25)(b)	190	184,769
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	533	421,107
3.20%, 09/17/51 (Call 03/17/51)	480	286,920
3.40%, 06/15/30 (Call 03/15/30)	640	562,330
4.50%, 08/15/28 (Call 05/15/28)	81	76,871
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	110	83,633
4.00%, 05/15/30 (Call 02/15/30)	100	87,449
Five Corners Funding Trust II, 2.85%, 05/15/30
(Call 02/15/30)(b)	943	806,765
Five Corners Funding Trust III, 5.79%, 02/15/33
(Call 11/15/32)(b)	100	102,003
Five Corners Funding Trust IV, 6.00%, 02/15/53
(Call 08/15/52)(b)	350	357,361
FWD Ltd., 5.00%, 09/24/24(d)	200	196,708
GA Global Funding Trust
1.63%, 01/15/26(b)	640	572,320
1.95%, 09/15/28(b)	155	130,640
2.25%, 01/06/27(b)	350	310,681
2.90%, 01/06/32(b)	300	230,043
Genworth Holdings Inc., 6.50%, 06/15/34	245	214,253
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	865	646,570
4.40%, 10/15/29 (Call 07/15/29)(b)	995	842,566
4.70%, 10/15/51 (Call 07/15/26),
(5-year CMT + 3.796%)(a)(b)	577	415,743
7.95%, 06/15/33 (Call 03/15/33)(b)	234	234,433
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	920	737,260
4.55%, 09/15/28 (Call 06/15/28)	517	501,392
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)(c)	200	188,282
4.58%, 05/17/48 (Call 11/17/47)(b)	430	361,746
Great-West Lifeco Finance Delaware LP, 4.15%,
06/03/47 (Call 12/03/46)(b)	519	412,963

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Great-West Lifeco U.S. Finance 2020 LP, 0.90%,
08/12/25 (Call 07/12/25)(b)	$1,698	$1,533,685
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 08/31/23)(b)	400	396,212
Guardian Life Global Funding
0.88%, 12/10/25(b)	100	89,332
1.25%, 05/13/26(b)	25	22,365
1.40%, 07/06/27(b)	210	181,692
1.63%, 09/16/28(b)	103	87,157
3.25%, 03/29/27(b)	535	498,117
5.55%, 10/28/27(b)	790	801,052
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	361	239,635
4.85%, 01/24/77(b)	535	446,260
4.88%, 06/19/64(b)	448	387,072
Guoren Property & Casualty Insurance Co Ltd.,
3.35%, 06/01/26 (Call 03/01/26)(d)	600	518,376
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	325	256,890
4.50%, 04/15/26 (Call 01/15/26)	28	27,117
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32
(Call 02/04/27), (5-year CMT + 1.850%)(d)	600	537,108
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	540	474,790
2.90%, 09/15/51 (Call 03/15/51)	190	124,731
3.60%, 08/19/49 (Call 02/19/49)	690	517,479
4.30%, 04/15/43	542	437,009
4.40%, 03/15/48 (Call 09/15/47)	190	158,986
5.95%, 10/15/36	460	475,612
6.10%, 10/01/41	237	241,200
High Street Funding Trust I, 4.11%, 02/15/28
(Call 11/15/27)(b)	3,050	2,853,519
High Street Funding Trust II, 4.68%, 02/15/48
(Call 11/15/47)(b)	270	214,871
Hill City Funding Trust, 4.05%, 08/15/41
(Call 02/15/41)(b)	420	288,628
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(b)	385	343,416
7.00%, 05/01/26 (Call 08/11/23)(b)	1,242	1,239,479
HUB International Ltd., 7.25%, 06/15/30
(Call 06/15/26)(b)	1,640	1,673,768
Intact Financial Corp., 5.46%, 09/22/32
(Call 06/22/32)(b)	200	198,458
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	180	141,707
4.00%, 11/23/51 (Call 05/23/51)	235	159,621
5.17%, 06/08/27 (Call 05/08/27)	260	253,523
5.67%, 06/08/32 (Call 03/08/32)(c)	205	196,296
Jackson National Life Global Funding
1.75%, 01/12/25(b)	155	144,755
3.05%, 04/29/26(b)	577	530,205
3.05%, 06/21/29(b)	170	144,505
3.88%, 06/11/25(b)	875	833,026
5.25%, 04/12/28(b)	255	242,505
5.50%, 01/09/26(b)	595	583,814
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)(b)	425	434,911
10.50%, 12/15/30 (Call 12/15/25)(b)	250	248,675
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	200	155,236
Security	Par (000)	Value

Insurance (continued)
3.80%, 02/23/32 (Call 11/23/31)	$270	$221,875
4.35%, 02/15/25 (Call 11/15/24)	180	174,413
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52
(Call 06/15/27), (5-year CMT + 2.887%)(a)(d)	400	393,048
La Mondiale SAM, 5.88%, 01/26/47 (Call 01/26/27),
(5-year USD ICE Swap + 4.482%)(a)(d)	600	574,416
Legal & General Group PLC, 5.25%, 03/21/47
(Call 03/21/27),
(5-year USD Swap + 3.697%)(a)(d)	200	189,580
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	470	345,835
3.95%, 05/15/60 (Call 11/15/59)(b)	950	664,867
4.13%, 12/15/51 (Call 09/15/26),
(5-year CMT + 3.315%)(a)(b)	375	301,304
4.30%, 02/01/61 (Call 02/01/26)(b)	595	372,851
4.57%, 02/01/29(b)	1,200	1,172,556
4.85%, 08/01/44(b)	140	117,372
5.50%, 06/15/52 (Call 12/15/51)(b)	305	286,712
7.80%, 03/07/87(b)	320	331,184
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(c)	693	579,286
3.35%, 03/09/25	421	402,834
3.40%, 01/15/31 (Call 10/15/30)(c)	440	368,262
3.63%, 12/12/26 (Call 09/15/26)	743	694,787
3.80%, 03/01/28 (Call 12/01/27)(c)	413	378,250
4.35%, 03/01/48 (Call 09/01/47)	470	342,799
4.38%, 06/15/50 (Call 12/15/49)(c)	195	137,157
6.30%, 10/09/37	243	240,692
7.00%, 06/15/40	354	367,608
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	670	597,794
3.75%, 04/01/26 (Call 01/01/26)	500	483,715
4.13%, 05/15/43 (Call 11/15/42)	482	400,937
6.00%, 02/01/35	35	36,248
M&G PLC, 6.50%, 10/20/48 (Call 10/20/28),
(5-year CMT + 4.414%)(a)(d)	200	200,216
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	596	547,807
3.70%, 03/16/32 (Call 12/16/31)	155	140,734
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(a)	295	276,639
4.15%, 03/04/26	1,433	1,396,029
5.38%, 03/04/46	606	598,080
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	775	698,159
3.45%, 05/07/52 (Call 11/07/51)	210	147,040
3.50%, 11/01/27 (Call 08/01/27)	160	149,589
4.15%, 09/17/50 (Call 03/17/50)	321	247,234
4.30%, 11/01/47 (Call 05/01/47)	365	290,098
5.00%, 04/05/46	479	420,821
5.00%, 05/20/49 (Call 11/20/48)	385	346,369
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	931	775,821
2.38%, 12/15/31 (Call 09/15/31)	175	143,285
2.90%, 12/15/51 (Call 06/15/51)	230	153,652
3.50%, 03/10/25 (Call 12/10/24)	585	568,480
3.75%, 03/14/26 (Call 12/14/25)	453	439,849
4.20%, 03/01/48 (Call 09/01/47)	435	367,310
4.35%, 01/30/47 (Call 07/30/46)	561	480,715
4.38%, 03/15/29 (Call 12/15/28)	1,678	1,639,440

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.75%, 03/15/39 (Call 09/15/38)	$435	$408,883
4.90%, 03/15/49 (Call 09/15/48)	934	881,014
5.45%, 03/15/53 (Call 09/15/52)	130	131,929
5.75%, 11/01/32 (Call 08/01/32)	205	215,676
5.88%, 08/01/33	235	248,968
6.25%, 11/01/52 (Call 05/01/52)	200	223,292
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	630	400,100
3.38%, 04/15/50(b)	345	246,237
3.73%, 10/15/70(b)	548	367,533
4.90%, 04/01/77(b)	409	343,155
5.08%, 02/15/69 (Call 02/15/49),
(3-mo. LIBOR US + 3.191%)(a)(b)	850	760,461
5.67%, 12/01/52 (Call 06/01/52)(b)	615	618,795
MassMutual Global Funding II
1.55%, 10/09/30(b)	135	105,531
2.15%, 03/09/31(b)	260	210,122
2.35%, 01/14/27(b)	955	869,766
2.80%, 03/21/25(b)	310	296,686
2.95%, 01/11/25(b)	250	240,820
3.40%, 03/08/26(b)	760	722,965
4.15%, 08/26/25(b)	200	194,920
4.50%, 04/10/26(b)	220	215,492
5.05%, 12/07/27(b)	1,105	1,102,204
5.05%, 06/14/28(b)	395	391,658
MBIA Inc., 5.70%, 12/01/34(c)	205	186,728
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45
(Call 10/20/25),
(5-year USD Swap + 4.230%)(a)(b)	200	195,710
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)	500	470,650
Met Tower Global Funding
1.25%, 09/14/26(b)	215	188,428
3.70%, 06/13/25(b)	700	674,240
5.40%, 06/20/26(b)	300	299,931
MetLife Capital Trust IV, 7.88%, 12/15/67
(Call 12/15/32)(b)	630	661,437
MetLife Inc.
3.00%, 03/01/25	501	483,776
3.60%, 11/13/25 (Call 08/13/25)	306	296,450
4.05%, 03/01/45	894	747,786
4.13%, 08/13/42	540	458,044
4.55%, 03/23/30 (Call 12/23/29)	1,010	989,345
4.60%, 05/13/46 (Call 11/13/45)	407	363,911
4.72%, 12/15/44	525	468,421
4.88%, 11/13/43	633	585,987
5.00%, 07/15/52 (Call 01/15/52)	670	628,694
5.25%, 01/15/54 (Call 07/15/53)	1,000	973,870
5.38%, 07/15/33	450	454,248
5.70%, 06/15/35	736	764,645
5.88%, 02/06/41	675	698,483
6.38%, 06/15/34	515	561,891
6.40%, 12/15/66 (Call 12/15/31)	1,128	1,134,148
6.50%, 12/15/32	695	764,013
9.25%, 04/08/68 (Call 04/08/33)(b)	240	277,949
10.75%, 08/01/69 (Call 08/01/34)	555	721,173
Metropolitan Life Global Funding I
0.70%, 09/27/24(b)	165	155,555
0.95%, 07/02/25(b)	305	278,907
1.55%, 01/07/31(b)	330	257,608
Security	Par (000)	Value

Insurance (continued)
1.88%, 01/11/27(b)	$800	$713,216
2.40%, 01/11/32(b)	450	366,750
2.80%, 03/21/25(b)	165	157,433
2.95%, 04/09/30(b)	690	598,665
3.00%, 09/19/27(b)	225	205,547
3.05%, 06/17/29(b)	283	250,676
3.30%, 03/21/29(b)	300	271,974
3.45%, 12/18/26(b)	1,073	1,008,545
4.30%, 08/25/29(b)	312	295,888
4.40%, 06/30/27(b)	150	145,470
5.00%, 01/06/26(b)	250	247,920
5.05%, 01/06/28(b)(c)	420	418,001
5.15%, 03/28/33(b)	250	248,093
MGIC Investment Corp., 5.25%, 08/15/28
(Call 08/16/23)	495	470,968
Muang Thai Life Assurance PCL, 3.55%, 01/27/37
(Call 10/27/26), (10-year CMT + 2.400%)(a)(d)	400	353,316
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen, 5.88%, 05/23/42 (Call 11/23/31),
(5-year CMT + 3.982%)(a)(b)	600	600,846
Munich Re America Corp., Series B, 7.45%,
12/15/26	305	325,432
Mutual of Omaha Cos Global Funding, 5.80%,
07/27/26(b)	400	399,500
National Life Insurance Co., 5.25%, 07/19/68
(Call 07/19/48), (3-mo. LIBOR US + 3.314%)(a)(b)	30	26,799
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	1,025	752,022
5.30%, 11/18/44(b)(c)	528	445,796
6.75%, 05/15/87	105	100,615
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,240	940,986
4.95%, 04/22/44(b)	423	353,890
8.25%, 12/01/31(b)	165	187,681
9.38%, 08/15/39(b)	700	895,048
New York Life Global Funding
0.60%, 08/27/24(b)	900	852,354
0.85%, 01/15/26(b)	575	516,051
0.90%, 10/29/24(b)	100	94,305
0.95%, 06/24/25(b)	693	637,740
1.15%, 06/09/26(b)	1,140	1,008,410
1.20%, 08/07/30(b)	50	38,642
1.45%, 01/14/25(b)	100	94,308
1.85%, 08/01/31(b)	525	413,374
2.00%, 01/22/25(b)	1,095	1,041,334
2.35%, 07/14/26(b)(c)	100	92,142
3.00%, 01/10/28(b)	388	357,212
3.25%, 04/07/27(b)	230	216,184
3.60%, 08/05/25(b)	300	289,986
4.55%, 01/28/33(b)	650	623,350
4.70%, 04/02/26(b)	500	492,850
4.85%, 01/09/28(b)	505	501,399
4.90%, 06/13/28(b)	226	223,476
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	1,376	1,042,540
4.45%, 05/15/69 (Call 11/15/68)(b)	857	693,750
5.88%, 05/15/33(b)	530	548,370
6.75%, 11/15/39(b)	454	509,461

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31),
(5-year CMT + 2.653%)(a)(b)	$710	$582,356
2.90%, 09/16/51 (Call 09/16/31),
(5-year CMT + 2.600%)(a)(b)	645	528,816
3.40%, 01/23/50 (Call 01/23/30),
(5-year CMT + 2.612%)(a)(b)	1,055	923,463
4.70%, 01/20/46 (Call 01/20/26),
(5-year USD ICE Swap + 3.750%)(a)(b)	835	804,932
5.10%, 10/16/44 (Call 10/16/24),
(5-year USD Swap + 3.650%)(a)(b)	1,900	1,870,569
NMI Holdings Inc., 7.38%, 06/01/25
(Call 03/30/25)(b)	325	329,911
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	160	143,075
1.70%, 06/01/28(b)(c)	685	585,545
1.75%, 01/11/27(b)	870	778,032
4.00%, 07/01/25(b)	1,015	985,352
4.35%, 09/15/27(b)	450	438,790
4.70%, 04/06/26(b)	25	24,639
4.90%, 06/12/28(b)	260	257,722
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	376	264,392
3.63%, 09/30/59 (Call 03/30/59)(b)	1,161	808,462
3.85%, 09/30/47 (Call 03/30/47)(b)	956	733,539
6.06%, 03/30/40(b)	427	439,767
Ohio National Financial Services Inc.
6.63%, 05/01/31(b)(c)	130	118,266
6.80%, 01/24/30 (Call 10/24/29)(b)	395	367,488
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	475	337,530
3.88%, 08/26/26 (Call 07/26/26)	403	381,971
4.88%, 10/01/24 (Call 09/01/24)	25	24,604
OneAmerica Financial Partners Inc., 4.25%,
10/15/50 (Call 04/15/50)(b)	165	114,652
Pacific Life Global Funding II
1.20%, 06/24/25(b)	805	741,590
1.38%, 04/14/26(b)	1,250	1,116,937
1.45%, 01/20/28(b)	90	75,500
1.60%, 09/21/28(b)	848	688,194
2.45%, 01/11/32(b)	765	611,939
5.50%, 07/18/28(b)	700	701,680
Pacific Life Insurance Co., 4.30%, 10/24/67
(Call 10/24/47), (3-mo. LIBOR US + 2.796%)(a)(b)	494	384,100
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(b)	880	611,794
5.13%, 01/30/43(b)	50	46,373
5.40%, 09/15/52 (Call 03/15/52)(b)	205	198,307
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	589	532,591
4.50%, 10/01/50 (Call 04/01/30),
(5-year CMT + 3.815%)(a)	115	96,785
Penn Mutual Life Insurance Co. (The), 3.80%,
04/29/61(b)	325	216,164
Phoenix Group Holdings PLC, 5.38%, 07/06/27(d)	200	190,090
Pine Street Trust II, 5.57%, 02/15/49
(Call 08/15/48)(b)(c)	1,045	922,610
Pricoa Global Funding I
0.80%, 09/01/25(b)	490	444,802
1.15%, 12/06/24(b)	735	690,944
Security	Par (000)	Value

Insurance (continued)
1.20%, 09/01/26(b)	$821	$725,616
2.40%, 09/23/24(b)	820	788,824
4.20%, 08/28/25(b)	565	549,988
5.10%, 05/30/28(b)	300	299,742
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	225	186,980
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	1,000	820,290
3.10%, 11/15/26 (Call 08/15/26)	715	663,720
3.40%, 05/15/25 (Call 02/15/25)	669	644,066
3.70%, 05/15/29 (Call 02/15/29)	510	470,699
4.30%, 11/15/46 (Call 05/15/46)	120	95,964
4.35%, 05/15/43	180	146,344
4.63%, 09/15/42	300	256,203
5.38%, 03/15/33 (Call 12/15/32)	240	239,378
5.50%, 03/15/53 (Call 09/15/52)	285	269,476
6.05%, 10/15/36	10	10,329
Principal Life Global Funding, 1.38%, 01/10/25(b)	420	393,212
Principal Life Global Funding II
0.75%, 08/23/24(b)	30	28,332
0.88%, 01/12/26(b)	725	648,440
1.25%, 06/23/25(b)	845	774,214
1.25%, 08/16/26(b)	320	280,662
1.50%, 11/17/26(b)	330	289,526
1.50%, 08/27/30(b)	487	372,136
1.63%, 11/19/30(b)	275	210,958
2.25%, 11/21/24(b)	730	695,135
2.50%, 09/16/29(b)	330	279,012
3.00%, 04/18/26(b)	525	489,373
5.50%, 06/28/28(b)	805	799,357
Progressive Corp. (The)
2.45%, 01/15/27	351	323,341
2.50%, 03/15/27 (Call 02/15/27)	565	520,003
3.00%, 03/15/32 (Call 12/15/31)	235	204,861
3.20%, 03/26/30 (Call 12/26/29)	540	484,337
3.70%, 01/26/45	330	256,420
3.70%, 03/15/52 (Call 09/15/51)	255	198,597
3.95%, 03/26/50 (Call 09/26/49)	280	227,772
4.00%, 03/01/29 (Call 12/01/28)	332	320,436
4.13%, 04/15/47 (Call 10/15/46)	695	591,758
4.20%, 03/15/48 (Call 09/15/47)	454	388,265
4.35%, 04/25/44	146	124,707
4.95%, 06/15/33 (Call 03/15/33)	260	257,418
6.25%, 12/01/32	10	10,834
6.63%, 03/01/29	251	272,445
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	320	277,926
4.30%, 09/30/28 (Call 06/30/28)(b)	402	375,247
Protective Life Global Funding
1.17%, 07/15/25(b)	1,250	1,139,625
1.30%, 09/20/26(b)	930	815,117
1.62%, 04/15/26(b)	735	659,155
1.65%, 01/13/25(b)	250	235,293
3.22%, 03/28/25(b)	1,200	1,147,032
4.71%, 07/06/27(b)	423	412,543
5.21%, 04/14/26(b)	1,120	1,100,221
5.37%, 01/06/26(b)	1,355	1,350,691
Provident Financing Trust I, 7.41%, 03/15/38(c)	150	150,377
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	422	386,961
2.10%, 03/10/30 (Call 12/10/29)	305	257,182

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.00%, 03/10/40 (Call 09/10/39)	$548	$415,570
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	320	270,982
3.70%, 03/13/51 (Call 09/13/50)	1,186	909,899
3.88%, 03/27/28 (Call 12/27/27)	549	527,732
3.91%, 12/07/47 (Call 06/07/47)	798	640,020
3.94%, 12/07/49 (Call 06/07/49)	830	662,473
4.35%, 02/25/50 (Call 08/25/49)	659	565,178
4.42%, 03/27/48 (Call 09/27/47)	360	308,416
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)	805	739,827
4.60%, 05/15/44	531	480,279
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)	120	109,543
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(a)	1,220	1,206,153
5.70%, 12/14/36	679	702,656
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)	1,268	1,216,354
5.75%, 07/15/33	115	120,726
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)	195	188,179
6.63%, 12/01/37	90	100,308
6.63%, 06/21/40	121	133,647
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(a)	65	65,683
Prudential Funding Asia PLC
3.13%, 04/14/30	1,075	952,278
3.63%, 03/24/32 (Call 12/24/31)	625	555,056
Prudential Insurance Co. of America (The), 8.30%,
07/01/25(b)	810	839,678
Prudential PLC, 2.95%, 11/03/33 (Call 08/03/28),
(5-year CMT + 1.517%)(a)(d)	700	593,929
QBE Insurance Group Ltd., 5.25%, (Call 05/16/25),
(5-year CMT + 3.047%)(a)(d)(e)	200	186,260
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	578	496,438
3.90%, 05/15/29 (Call 02/15/29)	706	645,884
3.95%, 09/15/26 (Call 06/15/26)	430	407,184
6.00%, 09/15/33	220	222,682
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	835	727,494
2.50%, 10/30/24(b)	330	313,388
2.75%, 01/21/27(b)	210	189,250
5.24%, 02/02/26(b)	50	48,960
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	228	212,674
3.70%, 04/01/25 (Call 01/01/25)	50	48,287
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	370	332,290
5.75%, 06/05/33	560	552,322
RGA Global Funding
2.00%, 11/30/26(b)(c)	635	564,578
2.70%, 01/18/29(b)	500	433,990
Ryan Specialty Group LLC, 4.38%, 02/01/30
(Call 02/01/25)(b)(c)	300	265,980
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(Call 05/13/24)(b)(c)	465	442,671
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	525	411,390
Security	Par (000)	Value

Insurance (continued)
4.45%, 05/12/27 (Call 02/12/27)(b)	$105	$97,581
4.75%, 04/08/32 (Call 01/08/32)(b)	740	614,518
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)	673	526,118
5.13%, 11/13/26 (Call 09/13/26)(b)	630	564,070
Securian Financial Group Inc., 4.80%, 04/15/48(b)	100	79,811
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	85	77,448
Sirius International Group Ltd., 4.60%, 11/01/26
(Call 08/01/26)(b)	695	592,105
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	250	189,968
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31),
(5-year CMT + 2.747%)(a)(b)	545	468,760
4.00%, 09/14/77 (Call 09/14/27),
(3-mo. LIBOR US + 2.993%)(a)(b)(c)	935	866,436
Swiss Re Finance Luxembourg SA
4.25%, (Call 09/04/24),
(5-year CMT + 2.864%)(a)(d)(e)	400	367,100
5.00%, 04/02/49 (Call 04/02/29),
(5-year CMT + 3.582%)(a)(b)	520	499,335
Teachers Insurance & Annuity Association
of America
3.30%, 05/15/50 (Call 11/15/49)(b)	1,177	816,014
4.27%, 05/15/47 (Call 11/15/46)(b)	1,704	1,401,387
4.38%, 09/15/54 (Call 09/15/24),
(3-mo. LIBOR US + 2.661%)(a)(b)	1,005	978,659
4.90%, 09/15/44(b)	1,246	1,131,455
6.85%, 12/16/39(b)	739	821,849
Tongyang Life Insurance Co. Ltd., 5.25%,
(Call 09/22/25), (5-year CMT + 4.981%)(a)(d)(e)	200	176,758
Transatlantic Holdings Inc., 8.00%, 11/30/39	155	191,337
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	185	118,903
3.05%, 06/08/51 (Call 12/08/50)	664	471,228
3.75%, 05/15/46 (Call 11/15/45)	250	196,558
4.00%, 05/30/47 (Call 11/30/46)	480	402,864
4.05%, 03/07/48 (Call 09/07/47)	87	72,789
4.10%, 03/04/49 (Call 09/04/48)	607	511,762
4.30%, 08/25/45 (Call 02/25/45)	490	423,649
4.60%, 08/01/43	210	189,000
5.35%, 11/01/40	550	558,211
6.25%, 06/15/37	705	780,280
6.75%, 06/20/36	235	269,131
Travelers Cos. Inc. (The), 5.45%, 05/25/53.	860	895,638
Travelers Property Casualty Corp., 6.38%, 03/15/33	472	520,205
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	259	250,023
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	130	120,483
4.13%, 06/15/51 (Call 12/15/50)	170	123,578
4.50%, 12/15/49 (Call 06/15/49)	525	406,187
5.75%, 08/15/42	315	289,658
USI Inc./NY, 6.88%, 05/01/25 (Call 08/31/23)(b)	439	438,355
Vigorous Champion International Ltd.
2.75%, 06/02/25(d)	400	374,864
4.25%, 05/28/29(d)	400	355,868
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	480	295,853

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.55%, 03/30/52 (Call 09/30/51)	$15	$10,502
4.00%, 05/12/50 (Call 11/12/49)	220	170,606
4.75%, 08/01/44	330	285,325
Western & Southern Financial Group Inc., 5.75%,
07/15/33(b)	5	4,961
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	367	243,622
5.15%, 01/15/49 (Call 07/15/48)(b)	220	195,232
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	544	472,926
3.88%, 09/15/49 (Call 03/15/49)	503	364,167
4.50%, 09/15/28 (Call 06/15/28)	644	616,688
4.65%, 06/15/27 (Call 05/15/27)	355	344,322
5.05%, 09/15/48 (Call 03/15/48)	330	282,289
5.35%, 05/15/33	260	253,027
Willow No. 2 Ireland PLC for Zurich Insurance Co.
Ltd., 4.25%, 10/01/45 (Call 10/01/25),
(3-mo. LIBOR US + 3.177%)(a)(d)	600	558,132
XLIT Ltd., 5.25%, 12/15/43	358	347,110
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(d)	600	532,542
3.50%, 03/08/26 (Call 12/08/25)(d)	400	344,496
		288,520,131
Internet — 0.6%
Acuris Finance Us Inc./Acuris Finance SARL,
5.00%, 05/01/28 (Call 05/01/24)(b)	250	198,140
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(c)	715	581,216
2.70%, 02/09/41 (Call 08/09/40)	325	217,880
3.15%, 02/09/51 (Call 08/09/50)	1,303	828,500
3.25%, 02/09/61 (Call 08/09/60)	738	448,933
3.40%, 12/06/27 (Call 09/06/27)	2,770	2,584,770
3.60%, 11/28/24 (Call 08/28/24)	4,107	3,995,331
4.00%, 12/06/37 (Call 06/06/37)	855	715,729
4.20%, 12/06/47 (Call 06/06/47)	1,350	1,055,444
4.40%, 12/06/57 (Call 06/06/57)	735	571,014
4.50%, 11/28/34 (Call 05/28/34)	613	560,926
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	912	838,602
0.80%, 08/15/27 (Call 06/15/27)	1,035	901,992
1.10%, 08/15/30 (Call 05/15/30)	1,850	1,497,741
1.90%, 08/15/40 (Call 02/15/40)	977	667,506
2.00%, 08/15/26 (Call 05/15/26)	1,805	1,671,556
2.05%, 08/15/50 (Call 02/15/50)	2,130	1,308,246
2.25%, 08/15/60 (Call 02/15/60)	1,384	832,684
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	1,605	1,490,018
1.00%, 05/12/26 (Call 04/12/26)	1,867	1,685,845
1.20%, 06/03/27 (Call 04/03/27)	695	612,246
1.50%, 06/03/30 (Call 03/03/30)	2,004	1,642,038
1.65%, 05/12/28 (Call 03/12/28)	1,675	1,466,061
2.10%, 05/12/31 (Call 02/12/31)	2,258	1,888,343
2.50%, 06/03/50 (Call 12/03/49)	1,921	1,252,550
2.70%, 06/03/60 (Call 12/03/59)	1,445	911,694
2.80%, 08/22/24 (Call 06/22/24)	2,158	2,100,532
2.88%, 05/12/41 (Call 11/12/40)	1,495	1,141,343
3.00%, 04/13/25	10	9,677
3.10%, 05/12/51 (Call 11/12/50)	2,324	1,701,493
3.15%, 08/22/27 (Call 05/22/27)	2,438	2,300,716
3.25%, 05/12/61 (Call 11/12/60)	1,335	951,695
Security	Par (000)	Value

Internet (continued)
3.30%, 04/13/27 (Call 03/13/27)	$1,365	$1,301,500
3.45%, 04/13/29 (Call 02/13/29)	1,113	1,053,043
3.60%, 04/13/32 (Call 01/13/32)	1,983	1,837,686
3.80%, 12/05/24 (Call 09/05/24)	1,138	1,118,927
3.88%, 08/22/37 (Call 02/22/37)	2,390	2,164,241
3.95%, 04/13/52 (Call 10/13/51)	1,845	1,581,718
4.05%, 08/22/47 (Call 02/22/47)	2,398	2,120,288
4.10%, 04/13/62 (Call 10/13/61)	1,565	1,333,083
4.25%, 08/22/57 (Call 02/22/57)	854	754,296
4.55%, 12/01/27 (Call 11/01/27)	1,400	1,399,034
4.60%, 12/01/25	5	4,976
4.65%, 12/01/29 (Call 10/01/29)	1,060	1,061,293
4.70%, 11/29/24	800	795,296
4.70%, 12/01/32 (Call 09/01/32)	1,705	1,710,609
4.80%, 12/05/34 (Call 06/05/34)	970	983,008
4.95%, 12/05/44 (Call 06/05/44)	946	949,188
5.20%, 12/03/25 (Call 09/03/25)	1,010	1,014,858
ANGI Group LLC, 3.88%, 08/15/28
(Call 08/15/23)(b)(c)	380	319,538
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	665	578,670
6.13%, 12/01/28 (Call 12/01/23)(b)	415	357,547
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	562	495,965
1.72%, 04/09/26 (Call 03/09/26)(c)	915	826,821
2.38%, 10/09/30 (Call 07/09/30)	229	188,600
2.38%, 08/23/31 (Call 05/23/31)	594	479,417
3.08%, 04/07/25 (Call 03/07/25)(c)	1,475	1,412,726
3.43%, 04/07/30 (Call 01/07/30)	532	474,592
3.63%, 07/06/27	549	516,636
4.13%, 06/30/25	790	766,213
4.38%, 03/29/28 (Call 12/29/27)	367	352,768
4.88%, 11/14/28 (Call 08/14/28)	590	577,657
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	708	671,163
3.60%, 06/01/26 (Call 03/01/26)	917	884,960
3.65%, 03/15/25 (Call 12/15/24)	276	269,246
4.63%, 04/13/30 (Call 01/13/30)	1,279	1,253,714
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(b)	380	316,814
5.63%, 09/15/28 (Call 09/15/23)(b)	325	249,288
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	305	288,740
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	325	301,652
7.00%, 06/15/27 (Call 06/15/24)(b)	345	333,912
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	440	398,055
1.90%, 03/11/25 (Call 02/11/25)	1,034	978,940
2.60%, 05/10/31 (Call 02/10/31)	270	225,320
2.70%, 03/11/30 (Call 12/11/29)	695	599,542
3.45%, 08/01/24 (Call 05/01/24)	542	530,564
3.60%, 06/05/27 (Call 03/05/27)	900	854,289
3.65%, 05/10/51 (Call 11/10/50)	341	249,540
4.00%, 07/15/42 (Call 01/15/42)	650	518,187
5.95%, 11/22/27 (Call 10/22/27)	150	154,625
6.30%, 11/22/32 (Call 08/22/32)	125	134,005
EquipmentShare.com Inc., 9.00%, 05/15/28	490	486,109
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(c)	310	261,330
3.25%, 02/15/30 (Call 11/15/29)	1,072	942,942

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.80%, 02/15/28 (Call 11/15/27)	$645	$606,326
4.63%, 08/01/27 (Call 05/01/27)	840	816,959
5.00%, 02/15/26 (Call 11/15/25)	453	449,480
6.25%, 05/01/25 (Call 02/01/25)(b)	478	481,317
Gen Digital Inc., 5.00%, 04/15/25 (Call 08/11/23)(b)	836	824,271
Getty Images Inc., 9.75%, 03/01/27
(Call 08/16/23)(b)	170	169,291
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	580	499,119
5.25%, 12/01/27 (Call 08/31/23)(b)	440	422,426
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 08/11/23)(b)	360	252,623
ION Trading Technologies Sarl, 5.75%, 05/15/28
(Call 05/15/24)(b)	300	261,534
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	1,123	998,965
3.88%, 04/29/26	754	720,108
4.13%, 01/14/50 (Call 07/14/49)	350	267,477
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	350	288,239
4.13%, 08/01/30 (Call 05/01/25)(b)	400	344,552
4.63%, 06/01/28 (Call 08/31/23)(b)	410	379,676
5.00%, 12/15/27 (Call 08/31/23)(b)	330	312,632
5.63%, 02/15/29 (Call 02/15/24)(b)	295	281,852
Meituan
2.13%, 10/28/25 (Call 09/28/25)(d)	1,000	919,260
3.05%, 10/28/30 (Call 07/28/30)(d)	800	643,328
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	600	479,502
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	2,110	2,015,155
3.85%, 08/15/32 (Call 05/15/32)	1,750	1,626,065
4.45%, 08/15/52 (Call 02/15/52)	1,865	1,629,245
4.60%, 05/15/28	765	762,483
4.65%, 08/15/62 (Call 02/15/62)	1,090	961,413
4.80%, 05/15/30	560	561,663
4.95%, 05/15/33	1,560	1,570,187
5.60%, 05/15/53 (Call 11/15/52)	1,670	1,718,530
5.75%, 05/15/63	585	605,931
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/31/23)(b)	595	443,888
NAVER Corp., 1.50%, 03/29/26(d)	600	540,036
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	505	488,350
4.38%, 11/15/26	725	709,115
4.88%, 04/15/28	1,269	1,254,330
4.88%, 06/15/30 (Call 03/15/30)(b)	1,095	1,070,822
5.38%, 11/15/29(b)	675	675,783
5.88%, 02/15/25	518	519,875
5.88%, 11/15/28	1,433	1,477,237
6.38%, 05/15/29	664	702,884
Newfold Digital Holdings Group Inc., 6.00%,
02/15/29 (Call 02/15/24)(b)	495	365,310
Northwest Fiber LLC/Northwest Fiber Finance
Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(b)	215	188,405
6.00%, 02/15/28 (Call 02/15/24)(b)	215	171,252
10.75%, 06/01/28 (Call 06/01/24)(b)(c)	160	147,562
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(b)	660	662,237
7.13%, 09/30/30 (Call 09/30/25)(b)(c)	460	463,344
Security	Par (000)	Value

Internet (continued)
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(d)	$2,000	$1,570,500
3.26%, 01/19/27 (Call 12/19/26)(d)	400	363,032
3.68%, 01/21/30 (Call 10/21/29)(d)	1,257	1,068,513
3.83%, 02/08/51 (Call 08/08/50)(d)	1,200	736,080
4.03%, 08/03/50 (Call 02/03/50)(d)	800	510,200
4.19%, 01/19/32 (Call 10/19/31)(d)	800	676,152
4.85%, 07/06/27 (Call 04/06/27)(d)	400	382,244
4.99%, 01/19/52 (Call 07/19/51)(d)	200	146,264
Rakuten Group Inc.
5.13%, (Call 04/22/26),
(5-year CMT + 4.578%)(a)(b)(c)(e)	550	380,639
6.25%, (Call 04/22/31),
(5-year CMT + 4.956%)(a)(b)(e)	750	378,450
10.25%, 11/30/24(b)	775	774,597
Shutterfly Finance LLC, 8.50%, 10/01/27
(Call 06/09/25), (4.25% PIK)(b)	355	230,941
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(c)(d)	1,000	916,440
2.39%, 06/03/30 (Call 03/03/30)(c)(d)	1,400	1,165,164
2.88%, 04/22/31 (Call 01/22/31)(c)(d)	200	169,212
3.24%, 06/03/50 (Call 12/03/49)(d)	1,800	1,164,690
3.29%, 06/03/60 (Call 12/03/59)(d)	600	366,564
3.58%, 04/11/26 (Call 02/11/26)(c)(d)	800	762,752
3.60%, 01/19/28 (Call 10/19/27)(c)(d)	1,600	1,491,024
3.68%, 04/22/41 (Call 10/22/40)(d)	800	611,056
3.80%, 02/11/25(c)(d)	600	584,130
3.84%, 04/22/51 (Call 10/22/50)(d)	1,000	721,570
3.93%, 01/19/38 (Call 07/19/37)(d)	800	655,000
3.94%, 04/22/61 (Call 10/22/60)(d)	800	559,032
3.98%, 04/11/29 (Call 01/11/29)(d)	2,200	2,050,334
4.53%, 04/11/49 (Call 10/11/48)(d)	400	328,360
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	1,066	972,096
2.00%, 09/03/30 (Call 06/03/30)	705	554,574
TripAdvisor Inc., 7.00%, 07/15/25
(Call 08/11/23)(b)(c)	390	390,714
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	1,104	1,020,217
6.25%, 01/15/28 (Call 09/15/23)(b)(c)	380	379,065
7.50%, 05/15/25 (Call 08/31/23)(b)	720	730,058
7.50%, 09/15/27 (Call 08/31/23)(b)	918	936,993
8.00%, 11/01/26 (Call 08/31/23)(b)	1,135	1,157,416
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	598	495,981
4.75%, 07/15/27 (Call 08/31/23)	820	811,242
5.25%, 04/01/25 (Call 01/01/25)	621	616,423
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	995	806,617
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)(c)	415	363,050
		137,811,017
Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(d)	800	796,424
Allegheny Ludlum LLC, 6.95%, 12/15/25	52	52,655
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	200	182,638
5.13%, 10/01/31 (Call 10/01/26)	255	229,181
5.88%, 12/01/27 (Call 08/31/23)	273	266,440
ArcelorMittal SA
4.25%, 07/16/29(c)	645	614,601
4.55%, 03/11/26	530	518,843

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
6.55%, 11/29/27 (Call 10/29/27)	$200	$206,898
6.75%, 03/01/41	290	292,627
6.80%, 11/29/32 (Call 08/29/32)	640	660,698
7.00%, 10/15/39	510	527,269
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP, 8.75%, 07/15/26 (Call 08/31/23)(b)	407	397,142
Big River Steel LLC/BRS Finance Corp., 6.63%,
01/31/29 (Call 09/15/23)(b)	533	530,687
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 08/31/23)	305	300,934
7.63%, 03/15/30 (Call 03/15/25)	205	209,143
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	240	220,123
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	250	221,538
5.88%, 06/01/27 (Call 08/31/23)(c)	365	357,915
6.75%, 03/15/26 (Call 08/31/23)(b)	630	634,032
6.75%, 04/15/30	575	559,860
Cliffs Natural Resources Inc., 6.25%, 10/01/40(c)	190	161,948
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	185	160,280
4.13%, 01/15/30 (Call 01/15/25)	200	179,558
4.38%, 03/15/32 (Call 03/15/27)	215	187,413
CSN Inova Ventures, 6.75%, 01/28/28
(Call 01/28/24)(d)	1,000	949,910
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(d)	600	474,444
5.88%, 04/08/32 (Call 04/08/27)(d)	400	333,088
Gerdau Trade Inc., 4.88%, 10/24/27(d)	200	195,268
GTL Trade Finance Inc., 7.25%, 04/16/44
(Call 10/16/43)(d)	400	431,388
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(d)	400	370,660
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24
(Call 09/01/23)(b)	195	190,113
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(d)	400	356,972
5.05%, 04/05/32 (Call 10/05/31)(d)	400	327,152
Metinvest BV, 7.75%, 10/17/29(d)	400	234,756
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	380	381,148
8.13%, 05/01/27 (Call 09/01/23)(b)	575	575,897
8.50%, 05/01/30 (Call 05/01/25)(b)	410	416,068
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	810	762,032
2.70%, 06/01/30 (Call 03/01/30)	388	336,834
2.98%, 12/15/55 (Call 06/15/55)	532	337,772
3.85%, 04/01/52 (Call 09/01/51)	260	203,635
3.95%, 05/23/25	425	414,477
3.95%, 05/01/28 (Call 02/01/28)	501	478,265
4.30%, 05/23/27 (Call 04/23/27)	355	345,916
4.40%, 05/01/48 (Call 11/01/47)	120	102,964
6.40%, 12/01/37	70	77,260
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	600	576,306
POSCO
2.50%, 01/17/25(d)	825	787,471
4.38%, 08/04/25(d)	200	194,794
4.50%, 08/04/27(d)	800	775,384
5.75%, 01/17/28(d)	700	708,533
5.88%, 01/17/33(b)	200	208,536
Security	Par (000)	Value

Iron & Steel (continued)
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	$100	$91,906
2.15%, 08/15/30 (Call 05/15/30)	120	97,968
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	560	479,942
2.40%, 06/15/25 (Call 05/15/25)	470	441,335
2.80%, 12/15/24 (Call 11/15/24)	431	413,342
3.25%, 01/15/31 (Call 10/15/30)	480	417,946
3.25%, 10/15/50 (Call 04/15/50)	365	241,488
3.45%, 04/15/30 (Call 01/15/30)	285	253,981
5.00%, 12/15/26 (Call 08/31/23)	492	483,749
Tacora Resources Inc., 8.25%, 05/15/26
(Call 05/15/24)(b)	160	120,611
TMS International Corp./DE, 6.25%, 04/15/29
(Call 04/15/24)(b)	230	192,347
U.S. Steel Corp.
6.65%, 06/01/37	218	213,555
6.88%, 03/01/29 (Call 03/01/24)(c)	394	390,084
Usiminas International Sarl, 5.88%, 07/18/26
(Call 08/30/23)(d)	600	584,964
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	1,606	1,430,785
6.13%, 06/12/33	425	426,827
6.25%, 08/10/26	120	123,013
6.88%, 11/21/36	938	1,000,096
6.88%, 11/10/39	487	519,064
8.25%, 01/17/34	341	398,390
Vale SA, 5.63%, 09/11/42	519	504,001
		28,841,284
Leisure Time — 0.1%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/16/23)	205	194,537
2.40%, 08/18/31 (Call 05/18/31)	345	267,030
4.40%, 09/15/32 (Call 06/15/32)	390	340,731
5.10%, 04/01/52 (Call 10/01/51)	305	229,439
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	1,765	1,567,726
5.75%, 03/01/27 (Call 12/01/26)(b)	2,635	2,436,743
6.00%, 05/01/29 (Call 11/01/24)(b)	1,470	1,320,148
6.65%, 01/15/28(c)	164	151,451
7.63%, 03/01/26 (Call 03/01/24)(b)	1,080	1,064,923
9.88%, 08/01/27 (Call 02/01/24)(b)	634	661,547
10.50%, 02/01/26 (Call 08/01/23)(b)	567	597,459
10.50%, 06/01/30 (Call 06/01/25)(b)	760	803,981
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28
(Call 05/01/25)(b)	1,500	1,634,550
Carnival PLC, 7.88%, 06/01/27	138	141,188
Constellation Merger Sub Inc., 8.50%, 09/15/25
(Call 08/31/23)(b)	325	271,063
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	115	104,814
3.35%, 06/08/25 (Call 05/08/25)(b)	1,542	1,465,378
Series 144A, 6.50%, 03/10/28 (Call 02/10/28)(b)	185	186,939
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	422	407,509
4.63%, 07/28/45 (Call 01/28/45)	340	260,715
King Power Capital Ltd., 5.63%, 11/03/24(d)	400	399,112
Life Time Inc.
5.75%, 01/15/26 (Call 08/31/23)(b)	698	684,305
8.00%, 04/15/26 (Call 08/31/23)(b)(c)	365	365,183

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Lindblad Expeditions Holdings Inc., 9.00%,
05/15/28(c)	$225	$231,973
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(b)	265	256,210
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(Call 06/01/24)(b)	395	323,837
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 08/11/23)(b)	430	412,847
5.88%, 03/15/26 (Call 12/15/25)(b)	1,085	1,027,495
5.88%, 02/15/27 (Call 02/15/24)(b)	730	710,750
7.75%, 02/15/29 (Call 11/15/28)(b)	425	406,912
8.38%, 02/01/28 (Call 02/01/25)(b)	530	552,864
NCL Finance Ltd., 6.13%, 03/15/28
(Call 12/15/27)(b)	425	386,746
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	381	332,392
4.25%, 07/01/26 (Call 01/01/26)(b)	485	451,103
5.38%, 07/15/27 (Call 10/15/26)(b)	750	713,198
5.50%, 08/31/26 (Call 02/28/26)(b)	752	722,108
5.50%, 04/01/28 (Call 10/01/27)(b)	1,080	1,017,965
7.25%, 01/15/30 (Call 12/15/25)(b)	525	531,494
7.50%, 10/15/27	235	239,324
8.25%, 01/15/29 (Call 04/01/25)(b)	730	762,397
9.25%, 01/15/29 (Call 04/01/25)(b)	725	771,784
11.50%, 06/01/25 (Call 08/11/23)(b)	523	554,323
11.63%, 08/15/27 (Call 08/15/24)(b)	910	993,165
Sunny Express Enterprises Corp.
2.63%, 04/23/25(d)	400	379,928
2.95%, 03/01/27(d)	600	560,706
3.13%, 04/23/30(d)	600	538,572
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 08/31/23)(b)	610	570,021
6.25%, 05/15/25 (Call 08/31/23)(b)	185	181,820
7.00%, 02/15/29 (Call 02/15/24)(b)	395	373,018
9.13%, 07/15/31 (Call 07/15/26)(b)	540	554,245
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29
(Call 02/15/24)(b)	250	232,453
Vista Outdoor Inc., 4.50%, 03/15/29
(Call 03/15/24)(b)	365	310,542
VOC Escrow Ltd., 5.00%, 02/15/28
(Call 08/31/23)(b)	470	436,846
		31,093,509
Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 08/11/23)	745	702,721
4.75%, 06/15/31 (Call 06/15/26)(b)	630	564,039
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	175	155,260
3.70%, 01/15/31 (Call 10/15/30)	545	470,700
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(d)	200	154,532
5.05%, 01/27/27 (Call 01/27/25)(d)	200	144,924
5.95%, 10/19/25 (Call 10/19/23)(d)	1,000	845,740
Full House Resorts Inc., 8.25%, 02/15/28
(Call 02/15/24)(b)	330	305,900
Genting New York LLC, 3.30%, 02/15/26
(Call 01/15/26)(b)	435	389,612
Gohl Capital Ltd., 4.25%, 01/24/27(d)	1,175	1,105,804
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	1,140	955,970
Security	Par (000)	Value

Lodging (continued)
3.75%, 05/01/29 (Call 05/01/24)(b)	$550	$490,430
4.00%, 05/01/31 (Call 05/01/26)(b)	860	750,333
4.88%, 01/15/30 (Call 01/15/25)	780	731,429
5.38%, 05/01/25 (Call 08/11/23)(b)	393	389,923
5.75%, 05/01/28 (Call 08/31/23)(b)	407	401,037
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	395	337,022
5.00%, 06/01/29 (Call 06/01/24)(b)	654	584,990
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27 (Call 08/16/23)	405	391,242
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 08/16/23)	20	19,139
4.38%, 09/15/28 (Call 06/15/28)	515	487,149
4.85%, 03/15/26 (Call 12/15/25)	679	670,567
5.38%, 04/23/25 (Call 03/23/25)	400	396,324
5.75%, 01/30/27 (Call 12/30/26)	320	321,213
5.75%, 04/23/30 (Call 01/23/30)	435	440,090
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	376	354,775
3.20%, 08/08/24 (Call 07/08/24)	1,290	1,251,597
3.50%, 08/18/26 (Call 06/18/26)	738	690,347
3.90%, 08/08/29 (Call 05/08/29)	555	497,602
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	145	140,775
3.75%, 10/01/25 (Call 07/01/25)	315	304,007
4.90%, 04/15/29 (Call 03/15/29)	460	451,007
5.00%, 10/15/27 (Call 09/15/27)	720	715,939
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	81	78,559
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,047	1,052,978
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,320	1,261,894
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,001	865,164
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	87	73,636
Series II, 2.75%, 10/15/33 (Call 07/15/33)	165	131,022
Series R, 3.13%, 06/15/26 (Call 03/15/26)	888	836,505
Series X, 4.00%, 04/15/28 (Call 01/15/28)	203	192,253
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)(c)	385	333,275
4.75%, 01/15/28 (Call 08/31/23)	280	254,058
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/30/23)(d)	800	765,432
5.25%, 04/26/26 (Call 08/30/23)(d)	529	497,657
5.38%, 12/04/29 (Call 12/04/24)(b)	860	732,488
5.63%, 07/17/27 (Call 08/30/23)(d)	470	427,916
5.75%, 07/21/28 (Call 08/31/23)(b)	645	576,707
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	475	437,499
5.25%, 06/18/25 (Call 08/11/23)(b)	435	420,506
5.88%, 05/15/26 (Call 08/11/23)(b)	570	553,037
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	322	305,304
4.75%, 10/15/28 (Call 07/15/28)	570	526,030
5.50%, 04/15/27 (Call 01/15/27)	528	508,966
5.75%, 06/15/25 (Call 03/15/25)	464	458,353
6.75%, 05/01/25 (Call 08/31/23)	545	547,202
Minor International PCL, 2.70%, (Call 04/19/26),
(5-year CMT + 7.918%)(a)(d)(e)	200	182,152
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	530	467,078
3.35%, 03/08/29 (Call 01/08/29)	525	452,083

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
3.75%, 08/08/31 (Call 05/08/31)	$455	$374,096
4.30%, 01/08/26 (Call 12/08/25)	625	592,788
4.88%, 06/18/30 (Call 03/18/30)	530	482,417
5.63%, 08/08/25 (Call 06/08/25)	1,347	1,328,209
5.90%, 08/08/28 (Call 05/08/28)	1,453	1,412,156
Station Casinos LLC
4.50%, 02/15/28 (Call 08/31/23)(b)	525	476,485
4.63%, 12/01/31 (Call 06/01/31)(b)	360	304,247
Studio City Co. Ltd., 7.00%, 02/15/27
(Call 02/15/24)(b)	277	263,945
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)	840	646,052
6.00%, 07/15/25 (Call 08/31/23)(b)	375	355,215
6.50%, 01/15/28 (Call 08/31/23)(b)	390	331,562
Sugarhouse HSP Gaming Prop
Mezz LP/Sugarhouse HSP Gaming Finance
Corp., 5.88%, 05/15/25 (Call 08/31/23)(b)	246	237,058
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	510	439,513
4.63%, 03/01/30 (Call 12/01/29)(b)	215	185,788
6.00%, 04/01/27 (Call 01/01/27)	335	328,022
6.60%, 10/01/25 (Call 07/01/25)	278	279,270
6.63%, 07/31/26 (Call 04/30/26)(b)	510	507,654
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28
(Call 08/31/23)(b)	360	331,877
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(b)(c)	685	650,044
5.50%, 03/01/25 (Call 12/01/24)(b)	1,290	1,264,393
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/11/23)(b)	430	419,994
5.13%, 12/15/29 (Call 12/15/24)(b)	750	633,023
5.50%, 01/15/26 (Call 08/31/23)(b)	861	812,999
5.50%, 10/01/27 (Call 08/31/23)(b)	625	567,275
5.63%, 08/26/28 (Call 08/26/23)(b)	1,055	941,799
		43,715,774
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	305	295,347
4.38%, 05/08/42	260	229,450
ATS Automation Tooling Systems Inc., 4.13%,
12/15/28 (Call 12/15/23)(b)	255	228,908
BWX Technologies Inc.
4.13%, 06/30/28 (Call 08/31/23)(b)	295	270,291
4.13%, 04/15/29 (Call 04/15/24)(b)	285	258,287
Caterpillar Financial Services Corp.
0.80%, 11/13/25	983	894,648
0.90%, 03/02/26	205	185,095
1.10%, 09/14/27	518	450,676
1.15%, 09/14/26	605	540,174
1.45%, 05/15/25	30	28,099
1.70%, 01/08/27	805	730,674
2.15%, 11/08/24	1,253	1,204,922
2.40%, 08/09/26	640	596,915
3.25%, 12/01/24	355	345,990
3.40%, 05/13/25	300	291,225
3.60%, 08/12/27	930	895,525
3.65%, 08/12/25	693	673,672
4.35%, 05/15/26	750	740,685
4.80%, 01/06/26	150	149,715
Security	Par (000)	Value

Machinery (continued)
4.90%, 01/17/25	$385	$384,249
5.40%, 03/10/25	110	110,656
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(c)	680	572,676
2.60%, 09/19/29 (Call 06/19/29)(c)	363	326,413
2.60%, 04/09/30 (Call 01/09/30)	925	819,596
3.25%, 09/19/49 (Call 03/19/49)	688	536,213
3.25%, 04/09/50 (Call 10/09/49)	1,037	806,672
3.80%, 08/15/42	1,144	993,530
4.30%, 05/15/44 (Call 11/15/43)	240	221,887
4.75%, 05/15/64 (Call 11/15/63)	346	326,015
5.20%, 05/27/41	441	454,274
5.30%, 09/15/35	5	5,179
6.05%, 08/15/36	70	77,256
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	1,055	1,082,409
9.50%, 01/01/31 (Call 01/01/26)(b)	400	431,400
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	290	259,805
1.88%, 01/15/26 (Call 12/15/25)	150	137,559
3.95%, 05/23/25	210	203,977
4.55%, 04/10/28 (Call 03/10/28)	590	572,229
5.45%, 10/14/25	470	469,220
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	904	854,750
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	500	480,620
2.88%, 09/07/49 (Call 03/07/49)	450	333,576
3.10%, 04/15/30 (Call 01/15/30)	525	479,509
3.75%, 04/15/50 (Call 10/15/49)(c)	700	611,954
3.90%, 06/09/42 (Call 12/09/41)	825	742,096
5.38%, 10/16/29	175	181,307
7.13%, 03/03/31	79	90,768
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	120	105,410
3.15%, 11/15/25 (Call 08/15/25)	320	304,502
5.38%, 10/15/35	185	187,572
5.38%, 03/01/41 (Call 12/01/40)	110	106,897
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	305	243,979
3.50%, 10/01/30 (Call 07/01/30)	780	671,549
GrafTech Finance Inc., 4.63%, 12/15/28
(Call 12/15/23)(b)	365	303,289
GrafTech Global Enterprises Inc., 9.88%,
12/15/28(b)	340	345,579
Husky III Holding Ltd. , 13.00%, 02/15/25
(Call 08/11/23), (13.75% PIK)(b)(g)	330	309,048
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	465	387,452
3.00%, 05/01/30 (Call 02/01/30)	165	144,507
John Deere Capital Corp.
0.63%, 09/10/24	385	365,157
0.70%, 01/15/26	650	587,574
1.05%, 06/17/26	810	729,194
1.25%, 01/10/25	533	504,037
1.30%, 10/13/26	410	366,946
1.45%, 01/15/31	1,182	941,120
1.50%, 03/06/28	868	753,363
1.70%, 01/11/27	630	568,556
1.75%, 03/09/27	930	837,009
2.00%, 06/17/31	820	673,860

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.05%, 01/09/25	$339	$324,477
2.25%, 09/14/26	500	462,635
2.35%, 03/08/27	115	105,623
2.45%, 01/09/30	380	333,119
2.65%, 06/10/26	478	450,682
2.80%, 09/08/27	416	384,937
2.80%, 07/18/29	250	224,810
3.05%, 01/06/28	67	62,837
3.35%, 04/18/29	670	624,581
3.40%, 06/06/25	460	445,772
3.40%, 09/11/25	174	168,143
3.45%, 03/13/25	590	574,743
3.45%, 03/07/29	357	334,945
4.05%, 09/08/25	795	778,114
4.15%, 09/15/27	405	395,867
4.35%, 09/15/32	410	399,455
4.55%, 10/11/24	270	268,161
4.70%, 06/10/30	420	417,740
4.75%, 06/08/26	420	418,807
4.75%, 01/20/28	370	369,075
4.80%, 01/09/26	270	269,171
4.85%, 10/11/29	270	271,914
4.90%, 03/03/28	214	215,860
4.95%, 06/06/25	750	749,917
4.95%, 07/14/28	290	291,897
5.05%, 03/03/26	125	125,511
5.15%, 03/03/25	10	9,991
JPW Industries Holding Corp., 9.00%, 10/01/24
(Call 10/01/23)(b)(c)	165	153,445
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 04/01/24)(b)	249	249,050
Maxim Crane Works Holdings Capital LLC, 10.13%,
08/01/24 (Call 08/31/23)(b)	142	142,564
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(b)	325	290,440
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	320	254,819
4.55%, 04/15/28 (Call 01/15/28)	412	392,788
5.65%, 05/15/33 (Call 02/15/33)	325	319,017
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	395	347,051
4.60%, 05/15/28 (Call 02/15/28)	590	578,938
OT Merger Corp., 7.88%, 10/15/29
(Call 10/15/24)(b)	235	152,677
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,578	1,492,977
2.29%, 04/05/27 (Call 02/05/27)	216	197,068
2.57%, 02/15/30 (Call 11/15/29)	1,305	1,124,675
3.11%, 02/15/40 (Call 08/15/39)	492	379,406
3.36%, 02/15/50 (Call 08/15/49)	540	392,963
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	295	237,083
2.80%, 08/15/61 (Call 02/15/61)	295	188,387
2.88%, 03/01/25 (Call 12/01/24)	165	159,131
3.50%, 03/01/29 (Call 12/01/28)	882	831,250
4.20%, 03/01/49 (Call 09/01/48)	340	302,406
Shanghai Electric Group Global Investment Ltd.
2.30%, 02/21/25 (Call 11/21/24)(d)	600	561,048
2.65%, 11/21/24 (Call 08/21/24)(d)	400	380,144
Security	Par (000)	Value

Machinery (continued)
SPX FLOW Inc., 8.75%, 04/01/30
(Call 04/01/25)(b)(c)	$365	$337,344
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	450	418,595
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 04/15/26 (Call 09/01/23)(b)	465	433,371
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 08/31/23)(b)	200	186,468
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 08/31/23)(b)	1,265	1,183,192
Vertiv Group Corp., 4.13%, 11/15/28
(Call 11/15/24)(b)	640	574,355
Weir Group PLC (The), 2.20%, 05/13/26
(Call 04/13/26)(b)	615	553,918
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	1,753	1,668,190
3.45%, 11/15/26 (Call 08/15/26)	905	852,465
4.95%, 09/15/28 (Call 06/15/28)	1,465	1,427,540
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	836	735,939
2.25%, 01/30/31 (Call 10/30/30)	662	550,612
3.25%, 11/01/26 (Call 08/01/26)	375	353,779
4.38%, 11/01/46 (Call 05/01/46)	250	209,003
		59,103,575
Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	350	332,265
2.25%, 09/19/26 (Call 06/19/26)(c)	1,050	964,078
2.38%, 08/26/29 (Call 05/26/29)(c)	1,078	935,413
2.65%, 04/15/25 (Call 03/15/25)	1,274	1,216,721
2.88%, 10/15/27 (Call 07/15/27)(c)	1,090	1,006,266
3.00%, 08/07/25(c)	594	567,478
3.05%, 04/15/30 (Call 01/15/30)(c)	408	366,315
3.13%, 09/19/46 (Call 03/19/46)(c)	440	309,632
3.25%, 08/26/49 (Call 02/26/49)(c)	1,033	755,763
3.38%, 03/01/29 (Call 12/01/28)(c)	882	813,072
3.63%, 09/14/28 (Call 06/14/28)	517	485,902
3.63%, 10/15/47 (Call 04/15/47)(c)	702	537,051
3.70%, 04/15/50 (Call 10/15/49)	30	23,823
3.88%, 06/15/44	240	193,817
4.00%, 09/14/48 (Call 03/14/48)(c)	661	568,235
5.70%, 03/15/37(c)	225	241,004
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	315	280,545
5.63%, 07/01/27 (Call 08/31/23)(b)	320	311,126
Calderys Financing LLC, 11.25%, 06/01/28
(Call 06/01/25)(b)	435	447,532
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	410	324,355
2.75%, 03/01/30 (Call 12/01/29)	529	452,120
3.50%, 12/01/24 (Call 10/01/24)	279	270,633
3.75%, 12/01/27 (Call 09/01/27)	70	66,298
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	90	84,233
3.92%, 09/15/47 (Call 03/15/47)	95	79,786
4.00%, 11/02/32	499	466,405
4.15%, 03/15/33 (Call 12/15/32)	640	605,882
4.15%, 11/02/42	753	660,291
4.35%, 05/18/28 (Call 04/18/28)	150	146,987
4.70%, 08/23/52 (Call 02/23/52)	490	463,599

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
EnPro Industries Inc., 5.75%, 10/15/26
(Call 08/31/23)	$250	$244,548
FXI Holdings Inc.
12.25%, 11/15/26	353	328,717
12.25%, 11/15/26 (Call 08/31/23)(b)	603	560,874
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 08/31/23)(b)(c)	382	379,655
GE Capital Funding LLC, 4.55%, 05/15/32
(Call 02/15/32)	535	516,345
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	250	237,273
4.42%, 11/15/35	635	599,973
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	70	60,059
4.50%, 03/11/44	615	543,851
5.88%, 01/14/38	740	792,866
6.75%, 03/15/32	450	506,038
6.88%, 01/10/39	180	212,672
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)(c)	210	180,671
5.00%, 09/15/26 (Call 07/15/26)	320	314,630
5.75%, 06/15/25 (Call 08/11/23)	335	332,678
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,742	1,635,947
3.90%, 09/01/42 (Call 03/01/42)	931	821,198
4.88%, 09/15/41 (Call 03/15/41)	225	221,776
LSB Industries Inc., 6.25%, 10/15/28
(Call 10/15/24)(b)	535	491,804
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	388	365,321
3.25%, 06/14/29 (Call 03/14/29)	812	739,058
3.30%, 11/21/24 (Call 08/21/24)	182	176,145
4.00%, 06/14/49 (Call 12/14/48)	730	605,710
4.10%, 03/01/47 (Call 09/01/46)	204	170,705
4.20%, 11/21/34 (Call 05/21/34)	464	424,528
4.25%, 09/15/27 (Call 08/15/27)	315	306,656
4.45%, 11/21/44 (Call 05/21/44)	533	469,717
4.50%, 09/15/29 (Call 07/15/29)	820	799,131
6.25%, 05/15/38	308	328,414
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	610	577,993
5.90%, 07/15/32 (Call 04/15/32)	180	184,765
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	1,785	1,618,977
1.70%, 03/11/28(b)	1,260	1,095,734
2.15%, 03/11/31(b)	1,025	853,897
2.35%, 10/15/26(b)	1,115	1,028,075
2.88%, 03/11/41(b)	2,355	1,772,750
3.25%, 05/27/25(b)	2,125	2,055,767
3.30%, 09/15/46(b)	1,690	1,290,957
3.40%, 03/16/27(b)	1,225	1,163,897
4.20%, 03/16/47(b)	510	452,661
6.13%, 08/17/26(b)	305	314,940
Sunny Optical Technology Group Co. Ltd., 5.95%,
07/17/26(d)	400	399,832
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	270	246,389
2.75%, 04/01/31 (Call 01/01/31)	918	770,560
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	671	552,783
Security	Par (000)	Value

Manufacturing (continued)
3.00%, 06/01/30 (Call 03/01/30)	$447	$389,029
3.38%, 03/01/28 (Call 12/01/27)	355	324,878
3.65%, 03/15/27 (Call 12/15/26)	652	613,669
3.88%, 03/01/25 (Call 12/01/24)	355	344,630
3.90%, 09/17/29 (Call 06/17/29)	190	174,901
4.00%, 03/15/26 (Call 12/15/25)	200	193,022
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	295	288,826
7.75%, 07/15/28 (Call 07/15/25)(b)	315	321,297
		44,373,816
Media — 1.0%
Altice Financing SA
5.00%, 01/15/28 (Call 08/31/23)(b)	940	726,855
5.75%, 08/15/29 (Call 08/15/24)(b)	1,558	1,165,898
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	772	429,456
4.75%, 08/01/25 (Call 08/31/23)	655	579,695
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/24)(b)	310	6,126
6.75%, 03/31/29 (Call 03/31/24)(b)	318	6,277
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26
(Call 02/01/24)(b)(c)	230	150,427
Belo Corp.
7.25%, 09/15/27	215	210,958
7.75%, 06/01/27	245	243,008
Block Communications Inc., 4.88%, 03/01/28
(Call 08/31/23)(b)	200	168,000
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(d)	400	341,688
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	550	434,506
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	2,238	1,837,308
4.25%, 01/15/34 (Call 01/15/28)(b)	1,498	1,150,030
4.50%, 08/15/30 (Call 02/15/25)(b)	2,040	1,725,758
4.50%, 05/01/32 (Call 05/01/26)	2,145	1,748,583
4.50%, 06/01/33 (Call 06/01/27)(b)	1,305	1,033,560
4.75%, 03/01/30 (Call 09/01/24)(b)	2,290	1,981,903
4.75%, 02/01/32 (Call 02/01/27)(b)	895	741,373
5.00%, 02/01/28 (Call 08/16/23)(b)	1,850	1,710,251
5.13%, 05/01/27 (Call 08/31/23)(b)	2,455	2,303,158
5.38%, 06/01/29 (Call 06/01/24)(b)	1,125	1,029,206
5.50%, 05/01/26 (Call 08/31/23)(b)	530	517,190
6.38%, 09/01/29 (Call 09/01/25)(b)	1,100	1,051,754
7.38%, 03/01/31 (Call 03/01/26)(b)(c)	805	799,164
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	940	778,546
2.30%, 02/01/32 (Call 11/01/31)	898	679,157
2.80%, 04/01/31 (Call 01/01/31)	1,270	1,028,929
3.50%, 06/01/41 (Call 12/01/40)	652	438,503
3.50%, 03/01/42 (Call 09/01/41)	660	439,309
3.70%, 04/01/51 (Call 10/01/50)	1,050	664,314
3.75%, 02/15/28 (Call 11/15/27)	993	908,913
3.85%, 04/01/61 (Call 10/01/60)	1,355	821,008
3.90%, 06/01/52 (Call 12/01/51)	1,727	1,130,166
3.95%, 06/30/62 (Call 12/30/61)	600	367,440
4.20%, 03/15/28 (Call 12/15/27)	961	899,611
4.40%, 04/01/33 (Call 01/01/33)(c)	710	624,587
4.40%, 12/01/61 (Call 06/01/61)	1,165	780,585
4.80%, 03/01/50 (Call 09/01/49)	1,987	1,503,026
4.91%, 07/23/25 (Call 04/23/25)	4,092	4,027,960

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.05%, 03/30/29 (Call 12/30/28)	$1,198	$1,146,198
5.13%, 07/01/49 (Call 01/01/49)	1,530	1,197,791
5.25%, 04/01/53 (Call 10/01/52)	1,204	973,470
5.38%, 04/01/38 (Call 10/01/37)	753	645,133
5.38%, 05/01/47 (Call 11/01/46)	1,575	1,282,790
5.50%, 04/01/63 (Call 10/01/62)	970	777,125
5.75%, 04/01/48 (Call 10/01/47)	1,525	1,304,546
6.38%, 10/23/35 (Call 04/23/35)	1,340	1,316,228
6.48%, 10/23/45 (Call 04/23/45)	2,431	2,271,551
6.83%, 10/23/55 (Call 04/23/55)	517	488,932
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,504	1,190,416
1.95%, 01/15/31 (Call 10/15/30)	1,064	867,692
2.35%, 01/15/27 (Call 10/15/26)	1,162	1,070,063
2.45%, 08/15/52 (Call 02/15/52)	1,536	937,989
2.65%, 02/01/30 (Call 11/01/29)	1,639	1,434,125
2.65%, 08/15/62 (Call 02/15/62)	923	547,819
2.80%, 01/15/51 (Call 07/15/50)	1,148	750,769
2.89%, 11/01/51 (Call 05/01/51)	3,133	2,081,816
2.94%, 11/01/56 (Call 05/01/56)	3,821	2,452,700
2.99%, 11/01/63 (Call 05/01/63)	2,229	1,397,962
3.15%, 03/01/26 (Call 12/01/25)	980	937,811
3.15%, 02/15/28 (Call 11/15/27)	945	881,751
3.20%, 07/15/36 (Call 01/15/36)	1,122	922,733
3.25%, 11/01/39 (Call 05/01/39)	1,315	1,036,917
3.30%, 02/01/27 (Call 11/01/26)	752	714,122
3.30%, 04/01/27 (Call 02/01/27)	774	732,978
3.38%, 08/15/25 (Call 05/15/25)	1,548	1,497,055
3.40%, 04/01/30 (Call 01/01/30)	1,178	1,080,414
3.40%, 07/15/46 (Call 01/15/46)	1,072	804,482
3.45%, 02/01/50 (Call 08/01/49)	1,250	937,425
3.55%, 05/01/28 (Call 02/01/28)	565	536,479
3.75%, 04/01/40 (Call 10/01/39)	1,405	1,175,648
3.90%, 03/01/38 (Call 09/01/37)	1,170	1,010,096
3.95%, 10/15/25 (Call 08/15/25)	1,100	1,074,260
3.97%, 11/01/47 (Call 05/01/47)	1,237	1,020,834
4.00%, 08/15/47 (Call 02/15/47)	629	516,346
4.00%, 03/01/48 (Call 09/01/47)	965	800,583
4.00%, 11/01/49 (Call 05/01/49)	1,714	1,403,697
4.05%, 11/01/52 (Call 05/01/52)	979	805,972
4.15%, 10/15/28 (Call 07/15/28)	1,683	1,628,117
4.20%, 08/15/34 (Call 02/15/34)	1,047	971,553
4.25%, 10/15/30 (Call 07/15/30)	1,225	1,176,086
4.25%, 01/15/33	875	829,194
4.40%, 08/15/35 (Call 02/15/35)	841	790,582
4.55%, 01/15/29	760	748,448
4.60%, 10/15/38 (Call 04/15/38)	778	722,210
4.60%, 08/15/45 (Call 02/15/45)	573	515,809
4.65%, 02/15/33 (Call 11/15/32)	865	854,317
4.65%, 07/15/42	389	356,985
4.70%, 10/15/48 (Call 04/15/48)	1,336	1,234,237
4.75%, 03/01/44	372	341,507
4.80%, 05/15/33 (Call 02/15/33)	760	752,043
4.95%, 10/15/58 (Call 04/15/58)	759	724,223
5.25%, 11/07/25	70	70,380
5.35%, 11/15/27 (Call 10/15/27)	350	356,129
5.35%, 05/15/53	865	869,048
5.50%, 11/15/32 (Call 08/15/32)	555	573,859
5.50%, 05/15/64	765	766,744
5.65%, 06/15/35	1,032	1,080,968
Security	Par (000)	Value

Media (continued)
6.45%, 03/15/37	$309	$338,880
6.50%, 11/15/35	728	816,008
6.55%, 07/01/39	270	300,359
6.95%, 08/15/37	381	438,512
7.05%, 03/15/33	486	558,798
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	880	691,222
2.60%, 06/15/31 (Call 03/15/31)(b)	595	485,169
2.95%, 10/01/50 (Call 04/01/50)(b)	415	253,291
3.15%, 08/15/24 (Call 06/15/24)(b)	390	379,365
3.35%, 09/15/26 (Call 06/15/26)(b)	1,165	1,092,048
3.50%, 08/15/27 (Call 05/15/27)(b)	453	421,172
3.60%, 06/15/51 (Call 12/15/50)(b)	445	306,075
3.85%, 02/01/25 (Call 11/01/24)(b)	376	364,682
4.50%, 06/30/43 (Call 12/30/42)(b)	786	639,592
4.60%, 08/15/47 (Call 02/15/47)(b)	195	158,638
4.70%, 12/15/42(b)	436	369,022
4.80%, 02/01/35 (Call 08/01/34)(b)	662	593,854
5.45%, 09/15/28 (Call 08/15/28)(b)	292	291,889
5.70%, 06/15/33 (Call 03/15/33)(b)	200	200,930
8.38%, 03/01/39(b)	602	725,536
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	700	483,329
4.13%, 12/01/30 (Call 12/01/25)(b)	828	598,652
4.50%, 11/15/31 (Call 11/15/26)(b)	1,150	824,815
4.63%, 12/01/30 (Call 12/01/25)(b)(c)	1,615	814,654
5.00%, 11/15/31 (Call 11/15/26)(b)	405	205,007
5.25%, 06/01/24	219	204,323
5.38%, 02/01/28 (Call 08/31/23)(b)	780	651,089
5.50%, 04/15/27 (Call 08/31/23)(b)	1,085	929,834
5.75%, 01/15/30 (Call 01/15/25)(b)	1,695	878,586
6.50%, 02/01/29 (Call 02/01/24)(b)	1,320	1,121,366
7.50%, 04/01/28 (Call 08/11/23)(b)(c)	792	490,414
11.25%, 05/15/28 (Call 05/15/25)(b)(c)	760	751,450
Cumulus Media New Holdings Inc., 6.75%, 07/01/26
(Call 08/31/23)(b)(c)	310	233,322
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27
(Call 08/31/23)(b)	2,730	2,464,289
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	173	166,130
3.63%, 05/15/30 (Call 02/15/30)	1,118	984,824
3.90%, 11/15/24 (Call 08/15/24)	170	165,332
3.95%, 06/15/25 (Call 03/15/25)	128	123,626
3.95%, 03/20/28 (Call 12/20/27)	1,040	970,684
4.00%, 09/15/55 (Call 03/15/55)	1,249	827,650
4.13%, 05/15/29 (Call 02/15/29)	627	576,150
4.65%, 05/15/50 (Call 11/15/49)	793	600,848
4.88%, 04/01/43	875	703,649
4.90%, 03/11/26 (Call 12/11/25)	487	479,822
5.00%, 09/20/37 (Call 03/20/37)	554	477,842
5.20%, 09/20/47 (Call 03/20/47)	944	775,968
5.30%, 05/15/49 (Call 11/15/48)	928	767,122
6.35%, 06/01/40	425	412,807
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	2,025	1,660,176
5.75%, 12/01/28 (Call 12/01/27)(b)	1,840	1,419,670
5.88%, 11/15/24	1,505	1,373,312
7.38%, 07/01/28 (Call 07/01/24)	735	413,114
7.75%, 07/01/26	1,469	950,208

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.13%, 06/01/29	$1,115	$562,116
DISH Network Corp., 11.75%, 11/15/27
(Call 05/15/25)(b)	2,580	2,597,002
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	440	406,516
3.45%, 03/01/32 (Call 12/01/31)	160	137,381
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	844	813,506
3.50%, 04/08/30 (Call 01/08/30)	545	489,350
4.71%, 01/25/29 (Call 10/25/28)	1,681	1,631,898
5.48%, 01/25/39 (Call 07/25/38)	1,297	1,201,307
5.58%, 01/25/49 (Call 07/25/48)	1,105	1,012,224
Gannett Holdings LLC, 6.00%, 11/01/26
(Call 11/01/23)(b)	261	224,483
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	440	385,884
Globo Comunicacao e Participacoes SA, 4.88%,
01/22/30(d)	400	336,388
Gray Escrow II Inc., 5.38%, 11/15/31
(Call 11/15/26)(b)	965	666,429
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	605	425,847
5.88%, 07/15/26 (Call 08/31/23)(b)	535	482,442
7.00%, 05/15/27 (Call 08/11/23)(b)(c)	554	479,360
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	395	384,600
5.00%, 05/13/45 (Call 11/13/44)	701	598,752
5.25%, 05/24/49 (Call 11/24/48)(c)	481	429,884
6.13%, 01/31/46 (Call 07/31/45)	685	681,191
6.63%, 01/15/40	598	622,656
8.50%, 03/11/32	203	239,704
Historic TW Inc., 8.30%, 01/15/36(f)	5	5,275
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 08/31/23)(b)	435	334,298
5.25%, 08/15/27 (Call 08/16/23)(b)	565	444,830
6.38%, 05/01/26 (Call 08/16/23)	608	526,267
8.38%, 05/01/27 (Call 08/16/23)(c)	812	555,189
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	640	530,637
6.75%, 10/15/27 (Call 08/31/23)(b)	880	826,434
Liberty Interactive LLC
8.25%, 02/01/30(c)	380	141,968
8.50%, 07/15/29	194	72,913
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	640	561,926
8.00%, 08/01/29 (Call 08/01/24)(b)	560	481,141
Midcontinent Communications/Midcontinent Finance
Corp., 5.38%, 08/15/27 (Call 08/16/23)(b)	208	197,238
NBCUniversal Media LLC
4.45%, 01/15/43	850	757,784
5.95%, 04/01/41	578	611,697
6.40%, 04/30/40	225	247,624
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	690	608,725
5.13%, 02/15/32 (Call 02/15/27)(b)	390	356,881
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	765	674,615
5.63%, 07/15/27 (Call 08/11/23)(b)	1,275	1,200,438
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	751	673,594
3.38%, 02/15/28 (Call 11/15/27)	547	486,622
Security	Par (000)	Value

Media (continued)
3.70%, 06/01/28 (Call 03/01/28)	$522	$467,555
4.00%, 01/15/26 (Call 10/15/25)	885	849,450
4.20%, 06/01/29 (Call 03/01/29)	492	439,641
4.20%, 05/19/32 (Call 02/19/32)(c)	775	644,397
4.38%, 03/15/43	1,159	803,002
4.60%, 01/15/45 (Call 07/15/44)	340	238,146
4.75%, 05/15/25 (Call 04/15/25)	360	353,416
4.85%, 07/01/42 (Call 01/01/42)	453	331,478
4.90%, 08/15/44 (Call 02/15/44)	588	424,365
4.95%, 01/15/31 (Call 10/15/30)(c)	755	676,118
4.95%, 05/19/50 (Call 11/19/49)	743	549,553
5.25%, 04/01/44 (Call 10/01/43)	435	326,028
5.50%, 05/15/33	300	272,700
5.85%, 09/01/43 (Call 03/01/43)	542	453,768
5.90%, 10/15/40 (Call 04/15/40)	370	317,586
6.25%, 02/28/57 (Call 02/28/27),
(3-mo. LIBOR US + 3.899%)(a)	510	399,177
6.38%, 03/30/62 (Call 03/30/27),
(5-year CMT + 3.999%)(a)(c)	750	618,518
6.88%, 04/30/36	752	730,027
7.88%, 07/30/30	596	627,755
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)	690	560,522
6.50%, 09/15/28 (Call 09/15/23)(b)	743	449,366
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	410	340,759
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	315	239,895
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 08/31/23)(b)	345	288,199
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	590	383,842
5.13%, 02/15/27 (Call 08/16/23)(b)(c)	225	188,757
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	375	197,085
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	765	689,181
3.88%, 09/01/31 (Call 09/01/26)(b)	1,085	849,436
4.00%, 07/15/28 (Call 07/15/24)(b)	1,445	1,257,540
4.13%, 07/01/30 (Call 07/01/25)(b)	1,167	960,966
5.00%, 08/01/27 (Call 08/31/23)(b)	1,135	1,054,528
5.50%, 07/01/29 (Call 07/01/24)(b)	934	854,059
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	745	809,368
Spanish Broadcasting System Inc., 9.75%, 03/01/26
(Call 09/01/23)(b)(c)	250	173,035
TCI Communications Inc.
7.13%, 02/15/28	745	804,622
7.88%, 02/15/26	479	508,981
TEGNA Inc.
4.63%, 03/15/28 (Call 08/31/23)	724	651,861
4.75%, 03/15/26 (Call 08/31/23)(b)	390	374,244
5.00%, 09/15/29 (Call 09/15/24)	795	708,369
Telenet Finance Luxembourg Notes Sarl, 5.50%,
03/01/28 (Call 08/11/23)(b)	800	735,992
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	1,013	964,508
5.50%, 08/15/35	184	182,171
5.65%, 11/23/43 (Call 05/23/43)	445	416,791
5.85%, 04/15/40	335	332,551
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33	783	876,929

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	$866	$646,253
5.50%, 09/01/41 (Call 03/01/41)	1,083	904,652
5.88%, 11/15/40 (Call 05/15/40)	1,014	895,261
6.55%, 05/01/37	1,050	1,009,312
6.75%, 06/15/39	1,034	999,847
7.30%, 07/01/38	730	744,096
Townsquare Media Inc., 6.88%, 02/01/26
(Call 08/31/23)(b)(c)	410	395,252
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,008	925,354
2.95%, 06/15/27(c)	461	433,912
3.00%, 02/13/26	359	342,479
3.00%, 07/30/46	565	396,421
3.15%, 09/17/25	837	803,202
3.70%, 12/01/42	485	395,425
4.13%, 06/01/44	863	741,654
4.38%, 08/16/41	462	412,400
Series B, 7.00%, 03/01/32.	178	202,290
Series E, 4.13%, 12/01/41	717	622,894
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	795	689,949
5.13%, 02/15/25 (Call 08/11/23)(b)	1,067	1,050,397
6.63%, 06/01/27 (Call 08/11/23)(b)	1,111	1,080,792
7.38%, 06/30/30 (Call 06/30/25)(b)	685	667,039
8.00%, 08/15/28 (Call 08/15/25)(b)	300	302,241
UPC Broadband Finco BV, 4.88%, 07/15/31
(Call 07/15/26)(b)	930	782,902
UPC Holding BV, 5.50%, 01/15/28 (Call 08/11/23)(b)	345	308,816
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	545	482,091
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)(c)	345	300,171
5.13%, 04/15/27 (Call 08/31/23)(b)	436	421,948
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(b)	570	467,657
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	650	557,395
5.50%, 05/15/29 (Call 05/15/24)(b)	1,141	1,054,170
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28 (Call 08/31/23)(b)	375	329,543
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(b)	1,140	926,512
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	2,444	2,350,713
1.75%, 01/13/26	1,472	1,361,114
2.00%, 09/01/29 (Call 06/01/29)	1,767	1,505,325
2.20%, 01/13/28	828	747,775
2.65%, 01/13/31	1,726	1,484,187
2.75%, 09/01/49 (Call 03/01/49)	1,765	1,163,682
3.35%, 03/24/25	812	787,884
3.38%, 11/15/26 (Call 08/15/26)	616	585,668
3.50%, 05/13/40 (Call 11/13/39)	1,519	1,239,246
3.60%, 01/13/51 (Call 07/13/50)	1,332	1,029,689
3.70%, 09/15/24 (Call 06/15/24)	292	286,417
3.70%, 10/15/25 (Call 07/15/25)	789	765,693
3.70%, 03/23/27	650	627,965
3.80%, 03/22/30	1,110	1,041,269
3.80%, 05/13/60 (Call 11/13/59)	245	190,782
4.63%, 03/23/40 (Call 09/23/39)	660	626,637
4.70%, 03/23/50 (Call 09/23/49)(c)	1,005	940,600
Security	Par (000)	Value

Media (continued)
4.75%, 09/15/44 (Call 03/15/44)	$592	$553,644
4.75%, 11/15/46 (Call 05/15/46)	267	249,004
4.95%, 10/15/45 (Call 04/15/45)	525	498,314
5.40%, 10/01/43	711	715,479
6.15%, 03/01/37	266	283,428
6.15%, 02/15/41	617	666,928
6.20%, 12/15/34	928	1,013,330
6.40%, 12/15/35	789	878,212
6.55%, 03/15/33	353	388,794
6.65%, 11/15/37	819	933,742
7.75%, 12/01/45	380	490,762
Warner Media LLC, 7.63%, 04/15/31	210	221,220
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	405	318,877
6.00%, 01/15/27 (Call 08/31/23)(b)	560	520,856
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	705	596,247
		224,333,512
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 08/16/23)(b)	280	268,089
6.38%, 06/15/30 (Call 07/15/25)(b)(c)	381	378,992
Huayi Finance I Ltd., 3.00%, 10/30/24(d)	200	191,080
Park-Ohio Industries Inc., 6.63%, 04/15/27
(Call 08/31/23)	285	251,438
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	861	832,863
3.90%, 01/15/43 (Call 07/15/42)	75	63,326
4.38%, 06/15/45 (Call 12/15/44)	245	217,724
Roller Bearing Co of America Inc., 4.38%, 10/15/29
(Call 10/15/24)(b)	380	338,724
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	385	345,476
4.50%, 12/15/28 (Call 09/15/28)	144	137,673
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	139	121,038
5.25%, 10/01/54 (Call 04/01/54)	210	182,778
		3,329,201
Mining — 0.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(b)(c)	460	415,155
5.50%, 12/15/27 (Call 06/15/24)(b)(c)	905	879,615
6.13%, 05/15/28 (Call 05/15/24)(b)	422	415,438
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)	400	345,228
2.63%, 09/10/30 (Call 06/10/30)(d)	560	463,714
2.88%, 03/17/31 (Call 12/17/30)(d)	400	330,268
3.88%, 03/16/29 (Call 01/16/29)(d)	400	365,416
3.95%, 09/10/50 (Call 03/10/50)	400	297,480
4.00%, 09/11/27(b)	703	664,244
4.50%, 03/15/28 (Call 12/15/27)(b)	545	522,235
4.75%, 04/10/27(b)	595	580,292
4.75%, 03/16/52 (Call 09/16/51)	600	495,426
4.88%, 05/14/25(b)	200	196,974
5.50%, 05/02/33 (Call 02/02/33)	555	544,782
5.63%, 04/01/30 (Call 01/01/30)(d)	700	698,887
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	765	675,962
3.75%, 10/01/30 (Call 07/01/30)	529	455,326
6.50%, 04/15/40	200	197,820

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Antofagasta PLC
2.38%, 10/14/30 (Call 07/14/30)(d)	$600	$489,120
5.63%, 05/13/32 (Call 02/13/32)(d)	200	198,568
Arconic Corp.
6.00%, 05/15/25 (Call 08/10/23)(b)	580	588,126
6.13%, 02/15/28 (Call 08/10/23)(b)	599	614,820
Arsenal AIC Parent LLC, 8.00%, 10/01/30	260	265,200
Azul Secured Finance LLP
10.88%, 05/28/30 (Call 05/28/26)(b)	400	333,080
11.93%, 08/28/28 (Call 02/28/26)(c)	600	604,584
Barrick Gold Corp., 6.45%, 10/15/35	85	89,403
Barrick International Barbados Corp., 6.35%,
10/15/36(b)	345	359,783
Barrick North America Finance LLC
5.70%, 05/30/41	472	476,777
5.75%, 05/01/43	691	709,705
Barrick PD Australia Finance Pty Ltd., 5.95%,
10/15/39	710	732,535
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	280	250,900
4.75%, 02/28/28 (Call 01/28/28)	530	528,166
4.88%, 02/27/26	589	586,609
4.90%, 02/28/33 (Call 11/28/32)	505	502,975
5.00%, 09/30/43	1,829	1,814,844
6.42%, 03/01/26	670	689,323
Century Aluminum Co., 7.50%, 04/01/28
(Call 04/01/24)(b)(c)	175	166,460
Chalco Hong Kong Investment Co. Ltd., 2.10%,
07/28/26 (Call 06/28/26)(d)	600	543,636
Chinalco Capital Holding Co., 2.95%, 02/24/27
(Call 01/24/27)(d)	400	371,728
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(d)	1,000	912,430
4.10%, (Call 09/11/24),
(5-year CMT + 5.788%)(a)(d)(e)	200	195,518
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26
(Call 07/23/24)(d)	400	349,660
Coeur Mining Inc., 5.13%, 02/15/29
(Call 02/15/24)(b)(c)	300	251,577
Compass Minerals International Inc., 6.75%,
12/01/27 (Call 08/11/23)(b)	335	327,496
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	350	304,556
5.63%, 06/15/28 (Call 08/11/23)(b)	250	238,615
5.88%, 02/15/26 (Call 08/31/23)(b)	250	247,012
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(d)	1,000	884,190
3.15%, 01/14/30 (Call 10/14/29)(d)	1,000	885,680
3.15%, 01/15/51 (Call 07/15/50)(d)	600	414,180
3.63%, 08/01/27 (Call 05/01/27)(d)	800	754,648
3.70%, 01/30/50 (Call 07/30/49)(d)	1,829	1,367,818
3.75%, 01/15/31 (Call 10/15/30)(d)	600	543,606
4.25%, 07/17/42(b)	600	512,814
4.38%, 02/05/49 (Call 08/05/48)(d)	800	668,872
4.50%, 09/16/25(d)	400	393,052
4.50%, 08/01/47(d)	1,250	1,065,225
4.88%, 11/04/44(d)	800	718,664
5.13%, 02/02/33 (Call 11/02/32)(d)	400	394,176
5.63%, 09/21/35(b)	200	207,972
5.63%, 10/18/43(d)	800	792,712
Security	Par (000)	Value

Mining (continued)
Eldorado Gold Corp., 6.25%, 09/01/29
(Call 09/01/24)	$375	$335,366
Endeavour Mining PLC, 5.00%, 10/14/26
(Call 10/14/23)(d)	400	363,280
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%,
12/31/25(b)	200	200,203
First Quantum Minerals Ltd.
6.88%, 03/01/26(d)	800	786,200
6.88%, 10/15/27 (Call 10/15/23)(d)	1,025	1,007,575
7.50%, 04/01/25 (Call 08/10/23)(d)	738	736,258
8.63%, 06/01/31 (Call 06/01/26)	1,000	1,023,970
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	1,140	980,400
4.50%, 09/15/27 (Call 06/15/27)(b)	470	439,403
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	465	446,098
6.13%, 04/15/32 (Call 01/15/32)(b)	610	585,874
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(d)	600	582,744
5.32%, 04/14/32 (Call 01/01/32)(d)	1,000	947,560
6.20%, 04/14/52 (Call 10/14/51)(d)	600	557,700
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 08/31/23)	760	717,622
4.25%, 03/01/30 (Call 03/01/25)	435	401,379
4.38%, 08/01/28 (Call 08/31/23)	611	579,411
4.55%, 11/14/24 (Call 08/14/24)	1,155	1,134,799
4.63%, 08/01/30 (Call 08/01/25)(c)	595	560,514
5.00%, 09/01/27 (Call 08/31/23)	505	492,072
5.25%, 09/01/29 (Call 09/01/24)	790	775,203
5.40%, 11/14/34 (Call 05/14/34)	530	514,566
5.45%, 03/15/43 (Call 09/15/42)	1,290	1,201,674
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(d)	600	456,000
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	320	295,152
6.00%, 11/15/41(b)	223	220,337
6.90%, 11/15/37(b)	530	567,747
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	408	377,033
1.63%, 04/27/26 (Call 03/27/26)(b)	345	312,325
2.50%, 09/01/30 (Call 06/01/30)(b)	617	504,200
2.63%, 09/23/31 (Call 06/23/31)(b)	500	402,120
2.85%, 04/27/31 (Call 01/27/31)(b)	145	119,218
3.38%, 09/23/51 (Call 03/23/51)(b)	305	202,069
3.88%, 10/27/27 (Call 07/27/27)(b)	485	458,131
3.88%, 04/27/51 (Call 10/27/50)(b)(c)	362	263,156
4.00%, 04/16/25(b)	443	431,207
4.00%, 03/27/27 (Call 12/27/26)(b)	763	730,038
4.88%, 03/12/29 (Call 12/12/28)(b)(c)	1,065	1,042,241
5.40%, 05/08/28 (Call 04/08/28)(b)	575	572,113
5.70%, 05/08/33 (Call 02/08/33)(b)	475	471,599
Gold Fields Orogen Holdings BVI Ltd., 6.13%,
05/15/29 (Call 02/15/29)(d)	400	404,560
Hecla Mining Co., 7.25%, 02/15/28 (Call 08/16/23)	340	336,773
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/24)(d)	480	456,067
6.13%, 04/01/29 (Call 04/01/24)(d)	215	205,706
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(d)	600	588,048
5.45%, 05/15/30 (Call 02/15/30)(d)	1,200	1,171,308
5.80%, 05/15/50 (Call 11/15/49)(d)	400	360,136

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT, 6.53%, 11/15/28(d)	$500	$513,915
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(d)	400	367,320
4.75%, 08/06/50 (Call 02/06/50)(d)	400	323,324
5.65%, 09/12/49 (Call 03/12/49)(d)	400	363,644
JW Aluminum Continuous Cast Co., 10.25%,
06/01/26 (Call 06/01/24)(b)	240	237,646
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	435	356,509
4.63%, 03/01/28 (Call 08/31/23)(b)	455	408,080
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	742	712,157
6.25%, 07/15/33	670	660,352
Minera Mexico SA de CV, 4.50%, 01/26/50
(Call 07/26/49)(d)	600	478,332
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24),
(5-year CMT + 5.209%)(a)(d)(e)	1,000	970,440
4.20%, 07/27/26(d)	800	768,272
4.75%, 07/30/25(d)	200	196,396
Minsur SA, 4.50%, 10/28/31(d)	400	348,260
New Gold Inc., 7.50%, 07/15/27 (Call 08/31/23)(b)	285	272,306
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(b)(c)	424	384,055
4.70%, 05/12/31 (Call 02/12/31)(b)	600	486,664
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	1,052	923,667
4.20%, 05/13/50 (Call 11/13/49)(b)	361	291,793
5.75%, 11/15/41(b)	415	406,887
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	795	652,226
2.60%, 07/15/32 (Call 04/15/32)	375	304,845
2.80%, 10/01/29 (Call 07/01/29)	450	390,753
4.88%, 03/15/42 (Call 09/15/41)	676	627,118
5.45%, 06/09/44 (Call 12/09/43)	365	356,412
5.88%, 04/01/35	286	291,428
6.25%, 10/01/39	702	748,058
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(d)	400	376,724
6.50%, 01/18/28 (Call 10/18/27)(d)	400	389,388
Northern Star Resources Ltd., 6.13%, 04/11/33
(Call 01/11/33)(b)	720	699,811
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	545	495,389
3.88%, 08/15/31 (Call 08/15/26)(b)	530	443,573
4.75%, 01/30/30 (Call 01/30/25)(b)	1,275	1,144,835
Perenti Finance Pty Ltd., 6.50%, 10/07/25
(Call 09/01/23)(b)	310	304,829
Rio Tinto Alcan Inc.
5.75%, 06/01/35	192	197,199
6.13%, 12/15/33	316	339,564
7.25%, 03/15/31	75	85,660
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	815	548,128
5.20%, 11/02/40	686	691,426
7.13%, 07/15/28	610	668,773
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	501	438,661
4.75%, 03/22/42 (Call 09/22/41)	223	211,573
Security	Par (000)	Value

Mining (continued)
5.00%, 03/09/33 (Call 12/09/32)	$465	$466,460
5.13%, 03/09/53 (Call 09/09/52)	1,225	1,229,067
SDG Finance Ltd., 2.80%, 08/25/26
(Call 05/25/26)(d)	400	362,104
South32 Treasury Ltd., 4.35%, 04/14/32
(Call 01/14/32)(b)	195	170,568
Southern Copper Corp.
3.88%, 04/23/25	768	744,399
5.25%, 11/08/42	928	883,772
5.88%, 04/23/45	1,101	1,130,011
6.75%, 04/16/40	863	961,960
7.50%, 07/27/35	565	659,135
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(d)	400	359,612
4.50%, 11/16/29 (Call 11/16/25)(d)	400	325,812
Taseko Mines Ltd., 7.00%, 02/15/26
(Call 08/31/23)(b)(c)	290	268,885
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(d)	1,200	790,884
9.25%, 04/23/26 (Call 04/23/24)(c)(d)	200	122,502
Vedanta Resources Ltd., 6.13%, 08/09/24
(Call 08/09/23)(d)	600	395,172
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	310	239,215
		87,194,182
Multi-National — 0.2%
African Development Bank, 4.38%, 03/14/28	735	735,500
Asian Development Bank
3.75%, 04/25/28	2,025	1,975,225
3.88%, 06/14/33	10,000	9,788,500
4.00%, 01/12/33	390	385,515
Asian Infrastructure Investment Bank (The), 3.75%,
09/14/27.	100	97,173
Corp. Andina de Fomento, 1.63%, 09/23/25(c)	755	696,155
European Investment Bank, 3.88%, 03/15/28	2,280	2,238,709
Inter-American Development Bank
3.50%, 04/12/33	10,490	9,960,675
4.00%, 01/12/28	2,000	1,973,380
4.50%, 05/15/26	105	104,587
Inter-American Investment Corp., 2.63%, 04/22/25	800	765,576
International Bank for Reconstruction &
Development
3.50%, 07/12/28	480	462,821
3.88%, 02/14/30	475	464,968
4.50%, 06/26/28 (Call 06/26/26)	10,000	9,878,400
International Development Association, 0.88%,
04/28/26(b)	20	18,015
International Finance Facility for Immunisation Co.,
1.00%, 04/21/26(d)	26	23,466
		39,568,665
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,050	950,786
3.25%, 02/15/29 (Call 08/31/23)	586	510,687
3.28%, 12/01/28 (Call 10/01/28)	685	602,917
3.57%, 12/01/31 (Call 09/01/31)	525	444,770
4.13%, 05/01/25 (Call 08/31/23)	1,433	1,391,027
4.25%, 04/01/28 (Call 08/31/23)	875	811,326
5.50%, 12/01/24 (Call 06/01/24)	1,666	1,654,921

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(b)(c)	$330	$251,031
7.25%, 03/15/29 (Call 03/15/24)(b)	255	174,208
Xerox Corp.
4.80%, 03/01/35(c)	185	127,572
6.75%, 12/15/39	246	190,143
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	510	489,488
5.50%, 08/15/28 (Call 07/15/28)(b)	575	504,580
		8,103,456
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	250	209,100
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	346	306,494
		515,594
Oil & Gas — 1.8%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 08/31/23)(b)	545	542,706
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(b)	407	362,490
4.00%, 01/15/31 (Call 10/15/30)(b)	170	151,473
6.00%, 06/13/33 (Call 03/13/33)(b)	500	502,410
AKER BP ASA, 5.60%, 06/13/28 (Call 05/13/28)(b)	450	448,740
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	460	428,692
7.63%, 02/01/29 (Call 02/01/24)(b)	478	489,611
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	465	422,318
4.38%, 10/15/28 (Call 07/15/28)	280	259,109
4.75%, 04/15/43 (Call 10/15/42)	380	297,396
5.10%, 09/01/40 (Call 03/01/40)	1,056	896,576
5.25%, 02/01/42 (Call 08/01/41)	366	307,645
5.35%, 07/01/49 (Call 01/01/49)	305	252,528
6.00%, 01/15/37	410	387,286
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)(c)	310	279,763
7.00%, 11/01/26 (Call 08/31/23)(b)	430	420,673
8.25%, 12/31/28 (Call 02/01/24)(b)	405	402,631
9.00%, 11/01/27 (Call 11/01/26)(b)	150	187,566
Athabasca Oil Corp., 9.75%, 11/01/26
(Call 11/01/24)(b)(c)	149	154,138
Baytex Energy Corp.
8.50%, 04/30/30	615	623,364
8.75%, 04/01/27 (Call 08/31/23)(b)	365	374,548
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(Call 08/31/23)(b)	305	290,641
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,045	984,850
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)	600	581,178
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	1,345	1,100,223
2.72%, 01/12/32 (Call 10/12/31)	755	640,927
2.77%, 11/10/50 (Call 05/10/50)	1,518	996,400
2.94%, 06/04/51 (Call 12/04/50)	2,018	1,368,083
3.00%, 02/24/50 (Call 08/24/49)	1,551	1,073,835
3.00%, 03/17/52 (Call 09/17/51)	680	464,889
3.02%, 01/16/27 (Call 10/16/26)	770	725,448
3.06%, 06/17/41 (Call 12/17/40)	695	522,751
3.12%, 05/04/26 (Call 02/04/26)	786	749,404
3.38%, 02/08/61 (Call 08/08/60)	1,518	1,069,962
Security	Par (000)	Value

Oil & Gas (continued)
3.41%, 02/11/26 (Call 12/11/25)	$705	$680,346
3.54%, 04/06/27 (Call 02/06/27)	558	533,872
3.59%, 04/14/27 (Call 01/14/27)	604	579,000
3.63%, 04/06/30 (Call 01/06/30)	1,207	1,124,320
3.80%, 09/21/25 (Call 07/21/25)	780	759,720
3.94%, 09/21/28 (Call 06/21/28)	830	796,028
4.23%, 11/06/28 (Call 08/06/28)	1,507	1,468,918
4.81%, 02/13/33 (Call 11/13/32)	1,270	1,249,299
4.89%, 09/11/33 (Call 06/11/33)	680	671,908
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	1,348	1,272,943
3.72%, 11/28/28 (Call 08/28/28)	847	802,524
BPRL International Singapore Pte Ltd., 4.38%,
01/18/27(d)	200	191,176
Burlington Resources LLC, 7.40%, 12/01/31	117	135,411
California Resources Corp., 7.13%, 02/01/26
(Call 08/31/23)(b)	455	458,567
Callon Petroleum Co.
6.38%, 07/01/26 (Call 07/01/24)	250	245,323
7.50%, 06/15/30 (Call 06/15/25)(b)(c)	520	504,691
8.00%, 08/01/28 (Call 08/01/24)(b)(c)	505	513,070
8.25%, 07/15/25 (Call 08/02/23)	100	100,000
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(b)	185	177,796
9.75%, 07/15/28	275	275,127
11.00%, 04/15/25 (Call 08/31/23)(b)(c)	155	159,765
Canacol Energy Ltd., 5.75%, 11/24/28
(Call 11/24/24)(d)	400	348,860
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	528	494,562
2.95%, 07/15/30 (Call 04/15/30)	537	462,846
3.85%, 06/01/27 (Call 03/01/27)	855	810,309
3.90%, 02/01/25 (Call 11/01/24)	510	494,782
4.95%, 06/01/47 (Call 12/01/46)	615	549,134
5.85%, 02/01/35	266	260,616
6.25%, 03/15/38	750	769,282
6.45%, 06/30/33	250	258,885
6.50%, 02/15/37	395	401,138
6.75%, 02/01/39	399	418,539
7.20%, 01/15/32	390	427,241
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	265	214,735
3.75%, 02/15/52 (Call 08/15/51)	359	256,480
4.25%, 04/15/27 (Call 01/15/27)	115	110,395
5.25%, 06/15/37 (Call 12/15/36)	505	469,211
5.40%, 06/15/47 (Call 12/15/46)	689	633,866
6.75%, 11/15/39	935	985,770
6.80%, 09/15/37	575	599,840
Centennial Resource Production LLC, 6.88%,
04/01/27 (Call 08/31/23)(b)	250	248,308
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 08/31/23)(b)	380	373,206
5.88%, 02/01/29 (Call 02/05/24)(b)	360	344,268
6.75%, 04/15/29 (Call 04/15/24)(b)	665	661,615
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	825	775,615
2.00%, 05/11/27 (Call 03/11/27)	1,095	995,256
2.24%, 05/11/30 (Call 02/11/30)	1,391	1,202,826
2.95%, 05/16/26 (Call 02/16/26)	1,327	1,267,192

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.08%, 05/11/50 (Call 11/11/49)	$920	$676,154
3.33%, 11/17/25 (Call 08/17/25)	620	600,265
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	1,430	1,311,238
1.02%, 08/12/27 (Call 06/12/27)	615	536,040
2.34%, 08/12/50 (Call 02/12/50)	1,168	736,961
3.25%, 10/15/29 (Call 07/15/29)	423	391,427
3.85%, 01/15/28 (Call 10/15/27)	779	759,720
3.90%, 11/15/24 (Call 08/15/24)	350	344,047
5.25%, 11/15/43 (Call 05/15/43)	180	182,358
6.00%, 03/01/41 (Call 09/01/40)	60	65,612
Civitas Resources Inc.
5.00%, 10/15/26 (Call 10/15/23)(b)	316	298,137
8.38%, 07/01/28 (Call 07/01/25)(b)	1,025	1,054,448
8.75%, 07/01/31 (Call 07/01/26)(b)	1,000	1,034,960
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	10	10,221
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	400	419,340
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	900	806,310
3.30%, 09/30/49 (Call 03/30/49)	400	287,108
4.25%, 05/09/43	400	348,292
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	188,864
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%,
05/05/45.	420	360,053
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,400	1,352,316
4.38%, 05/02/28	800	783,592
CNOOC Petroleum North America ULC
5.88%, 03/10/35	685	716,716
6.40%, 05/15/37	940	1,031,537
7.50%, 07/30/39	515	623,330
7.88%, 03/15/32	700	831,894
CNPC HK Overseas Capital Ltd., 5.95%,
04/28/41(b)	200	217,686
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	380	355,494
7.25%, 03/14/27 (Call 08/31/23)(b)	283	282,709
7.38%, 01/15/31 (Call 01/15/26)(b)(c)	385	381,862
Colgate Energy Partners III LLC, 5.88%, 07/01/29
(Call 07/01/24)(b)	510	486,362
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	705	624,129
6.75%, 03/01/29 (Call 03/01/24)(b)	935	872,458
Conoco Funding Co., 7.25%, 10/15/31	10	11,414
ConocoPhillips Co.
2.40%, 03/07/25 (Call 08/11/23)	27	25,842
3.76%, 03/15/42 (Call 09/15/41)	2,204	1,842,764
3.80%, 03/15/52 (Call 09/15/51)	470	378,566
4.03%, 03/15/62 (Call 09/15/61)	1,836	1,477,558
4.30%, 11/15/44 (Call 05/15/44)	718	639,939
5.30%, 05/15/53	590	596,909
5.90%, 10/15/32	875	941,929
5.90%, 05/15/38	225	237,058
5.95%, 03/15/46 (Call 09/15/45)	110	117,945
6.50%, 02/01/39	265	302,911
6.95%, 04/15/29	605	671,822
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	625	559,538
2.88%, 04/01/32 (Call 01/01/32)(b)	495	384,452
4.38%, 01/15/28 (Call 10/15/27)	939	889,139
Security	Par (000)	Value

Oil & Gas (continued)
4.90%, 06/01/44 (Call 12/01/43)	$689	$545,350
5.75%, 01/15/31 (Call 07/15/30)(b)	1,180	1,141,508
Conuma Resources Ltd., 13.13%, 05/01/28(c)	150	141,800
Cosan Luxembourg SA, 7.50%, 06/27/30
(Call 06/27/26)(b)	400	402,072
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(d)	600	561,102
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	790	751,803
4.38%, 03/15/29 (Call 12/15/28)	377	355,877
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 08/31/23)(b)	530	521,960
9.25%, 02/15/28 (Call 02/15/25)(b)	515	523,910
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	320	301,082
5.63%, 10/15/25 (Call 08/31/23)(b)	891	879,604
CVR Energy Inc.
5.25%, 02/15/25 (Call 08/16/23)(b)	375	365,711
5.75%, 02/15/28 (Call 08/16/23)(b)	300	273,693
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	816	773,217
4.75%, 05/15/42 (Call 11/15/41)	603	517,458
5.00%, 06/15/45 (Call 12/15/44)	740	653,686
5.25%, 10/15/27 (Call 08/11/23)	917	906,289
5.60%, 07/15/41 (Call 01/15/41)	957	913,543
5.85%, 12/15/25 (Call 09/15/25)	934	940,220
5.88%, 06/15/28 (Call 08/11/23)	309	308,991
7.88%, 09/30/31	94	106,337
7.95%, 04/15/32	215	247,588
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	558	484,054
3.25%, 12/01/26 (Call 10/01/26)	1,028	969,568
3.50%, 12/01/29 (Call 09/01/29)	914	834,071
4.25%, 03/15/52 (Call 09/15/51)	587	455,013
4.40%, 03/24/51 (Call 09/24/50)	573	458,245
6.25%, 03/15/33 (Call 12/15/32)	865	903,631
6.25%, 03/15/53 (Call 09/15/52)	495	506,835
Earthstone Energy Holdings LLC
8.00%, 04/15/27 (Call 04/15/24)(b)	430	427,519
9.88%, 07/15/31 (Call 07/15/26)(b)	390	403,307
Ecopetrol SA
4.13%, 01/16/25	750	723,847
4.63%, 11/02/31 (Call 08/02/31)(c)	950	757,045
5.38%, 06/26/26 (Call 03/26/26)	1,290	1,240,490
5.88%, 05/28/45	1,100	792,000
5.88%, 11/02/51 (Call 05/02/51)(c)	850	589,093
6.88%, 04/29/30 (Call 01/29/30)	1,400	1,318,310
7.38%, 09/18/43	640	556,589
8.63%, 01/19/29 (Call 12/19/28)	900	926,397
8.88%, 01/13/33 (Call 10/13/32)	1,700	1,742,330
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(d)	400	337,376
3.75%, 08/05/26 (Call 05/05/26)(d)	600	566,820
4.50%, 09/14/47 (Call 03/14/47)(d)	450	343,458
5.25%, 11/06/29 (Call 08/06/29)(d)	400	387,392
Encino Acquisition Partners Holdings LLC, 8.50%,
05/01/28 (Call 05/01/24)(b)	550	505,263
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 08/31/23)(b)	720	702,079
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(b)(d)	475	443,318

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.38%, 03/30/28 (Call 09/30/27)(b)(d)	$500	$453,550
5.88%, 03/30/31 (Call 09/30/30)(b)(d)	385	337,110
8.50%, 09/30/33 (Call 09/30/29)(b)	70	70,201
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 04/15/26 (Call 04/15/24)(b)(c)	192	198,614
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	560	533,719
5.70%, 10/01/40(b)	400	370,540
Series X-R, 4.75%, 09/12/28(b)	1,360	1,326,571
Eni USA Inc., 7.30%, 11/15/27	678	727,853
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(b)(c)	200	188,956
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	423	409,049
3.90%, 04/01/35 (Call 10/01/34)	763	685,571
4.15%, 01/15/26 (Call 10/15/25)	895	880,000
4.38%, 04/15/30 (Call 01/15/30)	594	582,429
4.95%, 04/15/50 (Call 10/15/49)	552	538,735
EQT Corp.
3.13%, 05/15/26 (Call 05/15/24)(b)	702	650,522
3.63%, 05/15/31 (Call 11/15/30)(b)(c)	340	294,409
3.90%, 10/01/27 (Call 07/01/27)	1,250	1,172,200
5.00%, 01/15/29 (Call 07/15/28)	375	355,729
5.70%, 04/01/28 (Call 03/01/28)	150	150,222
6.13%, 02/01/25 (Call 01/01/25)	679	679,367
7.00%, 02/01/30 (Call 11/01/29)	575	606,257
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,590	1,470,480
2.38%, 05/22/30 (Call 02/22/30)	1,751	1,518,467
2.88%, 04/06/25 (Call 03/06/25)	1,868	1,801,537
3.00%, 04/06/27 (Call 02/06/27)	646	604,901
3.13%, 04/06/30 (Call 01/06/30)	965	882,435
3.25%, 11/10/24	1,362	1,325,212
3.25%, 11/18/49 (Call 05/18/49)	751	553,968
3.63%, 09/10/28 (Call 06/10/28)	1,108	1,059,370
3.63%, 04/06/40 (Call 10/06/39)	315	261,856
3.70%, 04/06/50 (Call 10/06/49)	850	683,587
3.95%, 05/15/43	696	598,539
4.25%, 11/23/41	252	226,104
4.80%, 11/08/43	499	472,299
5.10%, 08/17/40	604	604,489
6.50%, 12/01/28(b)	475	510,126
7.25%, 09/23/27	324	352,224
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	1,082	1,044,671
2.28%, 08/16/26 (Call 06/16/26)	951	883,964
2.44%, 08/16/29 (Call 05/16/29)	795	704,839
2.61%, 10/15/30 (Call 07/15/30)	1,267	1,106,268
2.71%, 03/06/25 (Call 12/06/24)	1,674	1,612,162
2.99%, 03/19/25 (Call 02/19/25)	1,829	1,765,497
3.00%, 08/16/39 (Call 02/16/39)	490	385,052
3.04%, 03/01/26 (Call 12/01/25)	1,202	1,148,848
3.10%, 08/16/49 (Call 02/16/49)	1,146	831,331
3.29%, 03/19/27 (Call 01/19/27)	1,025	982,339
3.45%, 04/15/51 (Call 10/15/50)	1,451	1,114,397
3.48%, 03/19/30 (Call 12/19/29)	1,876	1,748,563
3.57%, 03/06/45 (Call 09/06/44)	535	429,519
4.11%, 03/01/46 (Call 09/01/45)	1,885	1,647,886
4.23%, 03/19/40 (Call 09/19/39)	1,943	1,778,078
4.33%, 03/19/50 (Call 09/19/49)	2,117	1,895,033
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(d)	400	343,076

Security	Par (000)	Value

Oil & Gas (continued)
Global Marine Inc., 7.00%, 06/01/28	$200	$173,946
GS Caltex Corp.
1.63%, 07/27/25(d)	200	184,108
4.50%, 01/05/26	200	194,406
Guara Norte Sarl, 5.20%, 06/15/34(d)	575	513,033
Gulfport Energy Corp., 8.00%, 05/17/26
(Call 05/17/24)(c)	400	405,136
Harbour Energy PLC, 5.50%, 10/15/26
(Call 10/15/23)(b)	391	364,396
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)	350	285,019
Heritage Petroleum Co. Ltd., 9.00%, 08/12/29
(Call 08/12/25)(d)	400	415,104
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	875	844,462
5.60%, 02/15/41	1,062	1,015,346
5.80%, 04/01/47 (Call 10/01/46)	535	523,471
6.00%, 01/15/40	447	446,334
7.13%, 03/15/33	450	493,866
7.30%, 08/15/31	325	357,659
7.88%, 10/01/29	229	254,639
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	540	485,860
5.88%, 04/01/26 (Call 01/01/26)	706	709,424
HighPeak Energy Inc., 10.63%, 11/15/24
(Call 11/15/23)(b)	250	256,025
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	530	490,785
6.00%, 04/15/30 (Call 04/15/25)(b)	350	323,043
6.00%, 02/01/31 (Call 02/01/26)(b)	415	377,982
6.25%, 11/01/28 (Call 11/01/23)(b)	475	454,689
6.25%, 04/15/32 (Call 04/15/27)(b)	375	341,528
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	400	376,428
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 08/31/23)(b)	485	463,325
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(d)	600	474,726
4.75%, 04/19/27(d)	800	764,600
5.38%, 04/24/30(d)	1,000	940,140
5.75%, 04/19/47(d)	1,200	1,009,740
6.38%, 10/24/48(d)	800	708,216
Korea National Oil Corp.
2.63%, 04/14/26(d)	800	744,320
3.25%, 10/01/25(d)	400	381,048
Kosmos Energy Ltd., 7.13%, 04/04/26
(Call 04/04/24)(d)	400	374,600
Kunlun Energy Co. Ltd., 3.75%, 05/13/25(d)	200	193,760
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)	220	188,624
9.50%, 01/15/25 (Call 08/31/23)(c)	465	464,335
10.13%, 01/15/28 (Call 08/31/23)	300	299,778
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)(d)	495	485,823
6.50%, 06/30/27 (Call 12/30/26)(b)(d)	400	384,937
6.75%, 06/30/30 (Call 12/30/29)(b)(d)	410	386,441
Lundin Energy Finance BV, 3.10%, 07/15/31
(Call 05/15/31)(b)	338	280,104
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26
(Call 08/11/23)(b)	306	299,620

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	$610	$584,167
5.20%, 06/01/45 (Call 12/01/44)	436	377,179
6.60%, 10/01/37	850	875,568
6.80%, 03/15/32	542	571,198
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	760	742,315
3.80%, 04/01/28 (Call 01/01/28)	455	427,564
4.50%, 04/01/48 (Call 10/01/47)	572	454,202
4.70%, 05/01/25 (Call 04/01/25)	1,117	1,103,250
4.75%, 09/15/44 (Call 03/15/44)	780	658,967
5.00%, 09/15/54 (Call 03/15/54)	495	412,419
5.13%, 12/15/26 (Call 09/15/26)	626	623,828
6.50%, 03/01/41 (Call 09/01/40)	725	751,970
Matador Resources Co.
5.88%, 09/15/26 (Call 08/16/23)	556	541,060
6.88%, 04/15/28(c)	370	368,287
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31(d)	1,353	876,935
Medco Bell Pte Ltd., 6.38%, 01/30/27
(Call 01/30/24)(d)	400	376,260
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26
(Call 05/14/24)(d)	400	394,216
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	435	416,774
7.13%, 02/01/27 (Call 08/31/23)(b)	405	410,601
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 08/31/23)(b)	495	462,672
10.50%, 05/15/27 (Call 08/31/23)(b)	365	355,667
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	760	816,856
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/23)	186	184,114
5.88%, 12/01/27 (Call 08/16/23)	380	375,546
5.88%, 12/01/42 (Call 06/01/42)	280	240,363
6.38%, 07/15/28 (Call 07/15/24)	335	333,238
7.05%, 05/01/29(c)	195	198,549
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	365	357,700
7.38%, 05/15/27 (Call 05/15/24)(b)	545	532,688
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 08/31/23)(b)	415	399,284
7.50%, 01/15/28 (Call 08/31/23)(b)	295	270,692
NAK Naftogaz Ukraine via Kondor Finance PLC,
7.63%, 11/08/26(d)(i)(j)	400	152,864
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 08/31/23)(b)	645	642,297
Noble Finance II LLC, 8.00%, 04/15/30	450	463,514
Nogaholding Sukuk Ltd.
5.25%, 04/08/29(d)	400	381,516
6.63%, 05/25/33	200	200,526
Northern Oil and Gas Inc.
8.13%, 03/01/28 (Call 03/01/24)(b)	521	520,010
8.75%, 06/15/31 (Call 06/15/26)	370	373,911
Oasis Petroleum Inc., 6.38%, 06/01/26
(Call 08/31/23)(b)	295	293,422
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)	230	174,181
4.40%, 04/15/46 (Call 10/15/45)	370	293,721
5.50%, 12/01/25 (Call 09/01/25)(c)	570	567,743
5.55%, 03/15/26 (Call 12/15/25)	890	885,034

Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 09/01/25 (Call 06/01/25)	$715	$717,059
6.13%, 01/01/31 (Call 07/01/30)	832	851,519
6.20%, 03/15/40	575	580,647
6.38%, 09/01/28 (Call 03/01/28)	526	539,865
6.45%, 09/15/36	1,260	1,322,483
6.60%, 03/15/46 (Call 09/15/45)	810	858,462
6.63%, 09/01/30 (Call 03/01/30)	1,075	1,127,363
7.50%, 05/01/31	638	702,100
7.88%, 09/15/31	420	472,357
7.95%, 06/15/39	273	312,328
8.50%, 07/15/27 (Call 01/15/27)	442	479,490
8.88%, 07/15/30 (Call 01/15/30)	771	894,167
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/29(d)	200	176,966
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(d)	800	813,488
8.38%, 11/07/28(d)	400	422,656
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	415	393,715
Oil India Ltd., 5.13%, 02/04/29(d)	400	392,660
ONGC Videsh Vankorneft Pte Ltd., 3.75%,
07/27/26(d)	400	379,840
OQ SAOC, 5.13%, 05/06/28(d)	600	574,566
Ovintiv Exploration Inc., 5.38%, 01/01/26
(Call 10/01/25)	485	481,678
Ovintiv Inc.
5.65%, 05/15/25	385	384,469
5.65%, 05/15/28 (Call 04/15/28)	675	670,997
6.25%, 07/15/33 (Call 04/15/33)	380	383,576
6.50%, 08/15/34	681	697,623
6.50%, 02/01/38	384	384,929
6.63%, 08/15/37	363	365,149
7.10%, 07/15/53	345	368,222
7.20%, 11/01/31	310	326,508
7.38%, 11/01/31	296	319,760
8.13%, 09/15/30	430	477,885
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	610	539,155
4.63%, 05/01/30 (Call 05/01/25)(b)	571	502,394
5.88%, 07/15/27 (Call 08/31/23)(b)	385	374,189
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	365	335,128
5.15%, 11/15/29 (Call 08/15/29)	274	254,072
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 08/31/23)	585	550,941
7.25%, 06/15/25 (Call 08/31/23)	485	484,762
PDC Energy Inc.
5.75%, 05/15/26 (Call 08/31/23)	580	583,869
6.13%, 09/15/24 (Call 08/14/23)	205	204,994
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 08/31/23)(b)	210	201,886
7.75%, 02/15/26 (Call 02/15/24)(b)	210	212,367
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(d)	800	723,472
2.30%, 02/09/31 (Call 11/09/30)(d)	600	491,724
3.10%, 01/21/30 (Call 10/21/29)(c)(d)	400	353,564
3.10%, 08/27/30 (Call 05/25/30)(d)	400	350,492
3.65%, 07/30/29(d)	600	555,030
4.15%, 02/25/60 (Call 08/25/59)(d)	600	450,846
4.18%, 01/21/50 (Call 07/21/49)(c)(d)	1,000	793,550
4.70%, 07/30/49(d)	900	765,054
5.63%, 05/20/43(d)	800	772,984

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.00%, 05/03/42(d)	$628	$629,978
6.45%, 05/30/44(d)	1,200	1,255,656
6.50%, 05/27/41(d)	400	417,744
6.50%, 11/07/48(d)	400	424,252
Petrobras Global Finance BV
5.09%, 01/15/30	570	533,229
5.50%, 06/10/51 (Call 12/10/50)	550	434,638
5.60%, 01/03/31 (Call 10/03/30)(c)	1,320	1,262,197
6.00%, 01/27/28(c)	615	611,618
6.50%, 07/03/33 (Call 04/03/33)	500	492,080
6.75%, 01/27/41	500	481,150
6.85%, 06/05/2115(c)	1,150	1,016,025
6.88%, 01/20/40(c)	538	526,428
6.90%, 03/19/49(c)	550	516,115
7.25%, 03/17/44(c)	600	601,272
7.38%, 01/17/27	1,100	1,142,790
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	500	391,360
Petroleos del Peru SA
4.75%, 06/19/32(d)	600	457,710
5.63%, 06/19/47(d)	1,600	1,071,248
Petroleos Mexicanos
4.25%, 01/15/25(c)	244	231,561
4.50%, 01/23/26	1,244	1,111,215
5.35%, 02/12/28	1,500	1,232,205
5.50%, 06/27/44(c)	450	267,512
5.63%, 01/23/46(c)	450	265,869
5.95%, 01/28/31 (Call 10/28/30)	2,839	2,105,488
6.35%, 02/12/48(c)	1,100	683,298
6.38%, 01/23/45(c)	900	568,935
6.49%, 01/23/27 (Call 11/23/26)	1,200	1,068,732
6.50%, 03/13/27	2,995	2,662,166
6.50%, 01/23/29	900	750,969
6.50%, 06/02/41(c)	1,214	783,297
6.63%, 06/15/35	2,000	1,409,480
6.70%, 02/16/32 (Call 11/16/31)	5,000	3,846,050
6.75%, 09/21/47	4,150	2,659,693
6.84%, 01/23/30 (Call 10/23/29)	1,850	1,484,514
6.88%, 10/16/25 (Call 09/16/25)(c)	550	529,782
6.88%, 08/04/26	1,700	1,581,289
6.95%, 01/28/60 (Call 07/28/59)(c)	2,864	1,824,683
7.69%, 01/23/50 (Call 07/23/49)	5,946	4,142,459
8.75%, 06/02/29 (Call 04/02/29)	1,300	1,186,549
10.00%, 02/07/33 (Call 11/07/32)(b)	1,300	1,201,161
10.00%, 02/07/33 (Call 11/07/32)	100	92,397
Petroliam Nasional Bhd, 7.63%, 10/15/26(d)	415	442,452
Petron Corp., 5.95%, (Call 04/19/26),
(5-year CMT + 7.574%)(a)(d)(e)	400	366,228
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(d)	600	501,318
3.40%, 04/28/61 (Call 10/28/60)(d)	1,400	993,104
3.50%, 03/18/25(d)	800	774,808
3.50%, 04/21/30 (Call 01/21/30)(d)	2,700	2,492,235
4.50%, 03/18/45(d)	1,100	1,007,578
4.55%, 04/21/50 (Call 10/21/49)(d)	1,850	1,690,012
4.80%, 04/21/60 (Call 10/21/59)(d)	600	564,378
Petrons Energy Canada Ltd., 2.11%, 03/23/28
(Call 01/23/28)(d)	400	355,564
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26
(Call 06/09/24)(d)	400	389,960

Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	$491	$445,936
2.15%, 12/15/30 (Call 09/15/30)	522	426,798
3.30%, 03/15/52 (Call 09/15/51)	765	527,835
3.85%, 04/09/25 (Call 03/09/25)	1,045	1,016,670
3.90%, 03/15/28 (Call 12/15/27)	946	900,374
4.65%, 11/15/34 (Call 05/15/34)	410	389,988
4.88%, 11/15/44 (Call 05/15/44)	1,613	1,490,283
5.30%, 06/30/33 (Call 03/30/33)	430	429,514
5.88%, 05/01/42	729	761,382
Phillips 66 Co.
3.15%, 12/15/29	819	723,374
3.55%, 10/01/26	711	670,672
3.75%, 03/01/28	572	537,508
4.68%, 02/15/45	448	384,218
4.90%, 10/01/46	425	374,621
4.95%, 12/01/27 (Call 11/01/27)	550	547,487
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	1,105	1,001,450
1.90%, 08/15/30 (Call 05/15/30)	1,020	832,055
2.15%, 01/15/31 (Call 10/15/30)	559	457,704
5.10%, 03/29/26	785	782,684
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(b)	325	306,303
7.13%, 01/15/26 (Call 11/15/23)(b)	220	218,086
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(d)	200	182,276
2.99%, 01/15/30 (Call 07/15/29)(d)	200	177,948
3.90%, 12/06/59(c)(d)	400	284,180
6.35%, 06/12/42(b)(c)	200	207,796
Puma International Financing SA
5.00%, 01/24/26 (Call 08/11/23)(b)	700	638,946
5.13%, 10/06/24 (Call 08/11/23)(b)	200	198,730
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(d)	1,200	1,077,492
2.25%, 07/12/31 (Call 04/12/31)(d)	2,200	1,834,382
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(d)	2,600	1,974,934
3.30%, 07/12/51 (Call 01/12/51)(d)	3,000	2,192,430
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)	400	392,380
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)	365	335,826
4.88%, 05/15/25 (Call 02/15/25)	475	465,928
8.25%, 01/15/29 (Call 01/15/24)	520	541,096
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	774	780,386
6.33%, 09/30/27(b)	183	185,900
Reliance Industries Ltd.
2.88%, 01/12/32(d)	1,140	946,861
3.63%, 01/12/52(d)	1,250	883,312
3.67%, 11/30/27(d)	600	564,588
3.75%, 01/12/62(d)	250	173,385
4.13%, 01/28/25(d)	650	634,784
4.88%, 02/10/45(d)	1,000	893,630
6.25%, 10/19/40(d)	250	266,720
Rockcliff Energy II LLC, 5.50%, 10/15/29
(Call 10/15/24)(b)	520	477,797
SA Global Sukuk Ltd.
1.60%, 06/17/26 (Call 05/17/26)(d)	1,400	1,271,550
2.69%, 06/17/31 (Call 03/17/31)(d)	2,400	2,076,672

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Santos Finance Ltd.
3.65%, 04/29/31 (Call 01/29/31)(b)	$525	$438,365
5.25%, 03/13/29 (Call 12/13/28)(d)	400	379,744
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(d)	800	733,896
2.25%, 11/24/30 (Call 08/24/30)(d)	1,600	1,334,688
3.25%, 11/24/50 (Call 05/24/50)(d)	2,200	1,543,388
3.50%, 04/16/29(d)	2,000	1,849,240
3.50%, 11/24/70 (Call 05/24/70)(d)	1,600	1,060,672
4.25%, 04/16/39(d)	2,200	1,937,782
4.38%, 04/16/49(d)	1,900	1,612,321
Seadrill Finance Ltd., 8.38%, 08/01/30
(Call 08/01/26)(b)	375	382,755
SEPLAT Energy PLC, 7.75%, 04/01/26
(Call 04/01/24)(d)	400	357,732
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(d)	626	600,240
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	1,069	1,026,358
2.38%, 11/07/29 (Call 08/07/29)	787	690,781
2.50%, 09/12/26	761	709,945
2.75%, 04/06/30 (Call 01/06/30)	1,223	1,089,791
2.88%, 05/10/26	1,655	1,574,517
2.88%, 11/26/41 (Call 05/26/41)	725	536,631
3.00%, 11/26/51 (Call 05/26/51)	1,110	773,226
3.13%, 11/07/49 (Call 05/07/49)	902	650,919
3.25%, 05/11/25	1,365	1,322,426
3.25%, 04/06/50 (Call 10/06/49)	1,093	801,420
3.63%, 08/21/42	675	557,233
3.75%, 09/12/46	1,194	969,707
3.88%, 11/13/28 (Call 08/13/28)	685	663,895
4.00%, 05/10/46	1,681	1,428,077
4.13%, 05/11/35	1,607	1,491,617
4.38%, 05/11/45	1,514	1,359,602
4.55%, 08/12/43	906	838,865
5.50%, 03/25/40	968	1,005,704
6.38%, 12/15/38	2,093	2,352,469
Sierracol Energy Andina Co., 6.00%, 06/15/28
(Call 06/15/24)(d)	400	314,968
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(d)	450	394,799
Sinopec Group Development Ltd., 3.10%, 01/08/51
(Call 07/08/50)(d)	800	559,088
Sinopec Group Overseas Development 2013 Ltd.,
5.38%, 10/17/43(d)	600	613,908
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(d)	1,400	1,346,870
4.10%, 04/28/45(d)	600	515,424
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(d)	800	739,960
3.50%, 05/03/26(d)	200	190,240
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(d)	425	400,741
3.63%, 04/12/27(d)	200	192,064
4.25%, 04/12/47(d)	200	174,600
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(d)	1,600	1,459,232
2.15%, 05/13/25 (Call 04/13/25)(d)	700	659,932
2.30%, 01/08/31 (Call 10/08/30)(d)	1,900	1,632,176
2.50%, 08/08/24 (Call 07/08/24)(d)	400	387,432
2.50%, 11/12/24 (Call 10/12/24)(d)	400	384,384
2.70%, 05/13/30 (Call 02/13/30)(d)	2,000	1,786,820

Security	Par (000)	Value

Oil & Gas (continued)
2.95%, 08/08/29 (Call 05/08/29)(d)	$600	$544,128
2.95%, 11/12/29 (Call 08/12/29)(d)	1,265	1,140,549
3.35%, 05/13/50 (Call 11/13/49)(d)	400	295,040
3.44%, 11/12/49 (Call 05/11/49)(d)	200	150,356
3.68%, 08/08/49 (Call 02/08/49)(d)	600	472,716
4.13%, 09/12/25(d)	600	582,420
4.25%, 09/12/28(d)	400	389,908
4.60%, 09/12/48(d)	200	183,860
Sinopec Group Overseas Development Ltd., 4.25%, 05/03/46(d)	200	175,454
SM Energy Co.
5.63%, 06/01/25 (Call 08/31/23)	230	225,855
6.50%, 07/15/28 (Call 07/15/24)(c)	265	259,072
6.63%, 01/15/27 (Call 08/31/23)(c)	257	254,183
6.75%, 09/15/26 (Call 08/31/23)	356	350,233
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	890	791,352
5.38%, 02/01/29 (Call 02/01/24)	415	392,075
5.38%, 03/15/30 (Call 03/15/25)	905	846,637
5.70%, 01/23/25 (Call 10/23/24)	295	293,203
8.38%, 09/15/28 (Call 09/15/23)	325	338,267
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 08/31/23)(b)(c)	385	338,388
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(c)	516	378,151
4.00%, 11/15/47 (Call 05/15/47)	631	486,072
5.95%, 12/01/34	274	274,216
6.50%, 06/15/38	805	839,100
6.80%, 05/15/38	1,150	1,220,196
6.85%, 06/01/39	465	496,773
7.15%, 02/01/32	505	543,249
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	595	535,101
4.50%, 04/30/30 (Call 04/30/25)	573	509,191
5.88%, 03/15/28 (Call 08/31/23)	320	311,421
6.00%, 04/15/27 (Call 08/31/23)	405	401,221
Talos Production Inc., 12.00%, 01/15/26
(Call 08/16/23)	375	392,381
Tap Rock Resources LLC, 7.00%, 10/01/26
(Call 08/02/23)(b)	450	466,538
Teine Energy Ltd., 6.88%, 04/15/29
(Call 04/15/24)(b)	315	291,195
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(d)	800	728,312
3.25%, 08/15/30 (Call 02/15/30)(d)	500	383,660
4.00%, 08/15/26(d)	800	727,104
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(d)	1,200	977,376
3.50%, 10/17/49(d)	400	253,744
3.75%, 06/18/50(c)(d)	600	396,096
5.38%, 11/20/48(d)	400	346,604
Tosco Corp., 8.13%, 02/15/30	110	127,773
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,031	991,554
2.83%, 01/10/30 (Call 10/10/29)	1,175	1,050,133
2.99%, 06/29/41 (Call 12/29/40)	1,010	759,752
3.13%, 05/29/50 (Call 11/29/49)	1,292	928,522
3.39%, 06/29/60 (Call 12/29/59)	633	454,329
3.45%, 02/19/29 (Call 11/19/28)	1,125	1,050,750
3.46%, 07/12/49 (Call 01/12/49)	1,001	766,706

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital SA, 3.88%, 10/11/28	$921	$884,105
Transocean Inc.
6.80%, 03/15/38(c)	445	355,511
7.25%, 11/01/25 (Call 08/11/23)(b)	260	256,415
7.50%, 01/15/26 (Call 08/11/23)(b)	390	383,269
7.50%, 04/15/31	305	267,503
8.00%, 02/01/27 (Call 08/11/23)(b)	450	434,016
8.75%, 02/15/30 (Call 02/15/26)(b)	880	913,343
9.35%, 12/15/41(c)	145	126,900
11.50%, 01/30/27 (Call 08/11/23)(b)	504	528,812
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 08/31/23)(b)(c)	248	247,302
Transocean Titan Financing Ltd., 8.38%, 02/01/28
(Call 02/01/25)(b)	360	373,295
Tullow Oil PLC
7.00%, 03/01/25 (Call 08/30/23)(d)	600	383,370
10.25%, 05/15/26 (Call 08/10/23)(d)	1,103	905,067
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24
(Call 07/18/24)(d)	400	387,680
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	616	550,088
2.80%, 12/01/31 (Call 09/01/31)	525	436,763
3.40%, 09/15/26 (Call 06/15/26)	120	113,467
3.65%, 12/01/51 (Call 06/01/51)	525	368,030
4.00%, 06/01/52 (Call 12/01/51)	305	231,394
4.35%, 06/01/28 (Call 03/01/28)	353	340,504
4.90%, 03/15/45	764	677,882
6.63%, 06/15/37	1,453	1,564,343
7.50%, 04/15/32	535	605,962
Vantage Drilling International, 9.50%, 02/15/28
(Call 02/15/25)(b)	250	250,688
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(b)	350	336,126
7.50%, 01/15/28 (Call 12/15/27)(b)	410	426,429
8.00%, 11/15/32 (Call 08/15/32)(b)	375	404,588
Vermilion Energy Inc.
5.63%, 03/15/25 (Call 08/31/23)(b)(c)	242	237,942
6.88%, 05/01/30 (Call 05/01/25)(b)(c)	305	284,165
Viper Energy Partners LP, 5.38%, 11/01/27
(Call 08/31/23)(b)	315	304,095
W&T Offshore Inc., 11.75%, 02/01/26
(Call 08/01/24)(b)	210	215,244
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	698	673,891
3.70%, 09/15/26 (Call 06/15/26)(b)	200	188,806
3.70%, 03/15/28 (Call 12/15/27)(b)	10	9,228
4.50%, 03/04/29 (Call 12/04/28)(b)	738	699,196
YPF SA
6.95%, 07/21/27(d)	523	444,451
7.00%, 12/15/47 (Call 06/15/47)(d)	700	493,031
8.50%, 07/28/25(d)	976	916,542
YPF Sociedad Anonima, 9.00%, 02/12/26
(Call 11/12/25)(d)	186	185,219
		386,116,051
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%, 04/01/28 (Call 08/31/23)(b)	610	579,171
6.88%, 04/01/27 (Call 08/31/23)(b)	365	356,904
Baker Hughes Holdings LLC, 5.13%, 09/15/40	988	957,570

Security	Par (000)	Value

Oil & Gas Services (continued)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	$345	$312,815
3.14%, 11/07/29 (Call 08/07/29)	297	265,892
3.34%, 12/15/27 (Call 09/15/27)	573	535,251
4.08%, 12/15/47 (Call 06/15/47)	1,081	886,021
4.49%, 05/01/30 (Call 02/01/30)	151	146,487
Bristow Group Inc., 6.88%, 03/01/28
(Call 03/01/24)(b)	250	237,778
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)(c)	405	341,358
COSL Singapore Capital Ltd.
1.88%, 06/24/25 (Call 05/24/25)(d)	200	186,088
2.50%, 06/24/30 (Call 03/24/30)(d)	800	684,672
4.50%, 07/30/25(d)	200	195,472
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 08/31/23)(b)(c)	205	200,519
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(b)	450	452,349
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	659	582,332
3.80%, 11/15/25 (Call 08/15/25)	301	290,941
4.50%, 11/15/41 (Call 05/15/41)	375	321,131
4.75%, 08/01/43 (Call 02/01/43)	949	836,496
4.85%, 11/15/35 (Call 05/15/35)	1,162	1,096,940
5.00%, 11/15/45 (Call 05/15/45)	1,245	1,140,806
6.70%, 09/15/38	893	982,613
7.45%, 09/15/39	569	663,471
KCA Deutag UK Finance PLC, 9.88%, 12/01/25
(Call 08/11/23)(b)	250	248,230
KLX Energy Services Holdings Inc., 11.50%,
11/01/25 (Call 11/01/23)(b)	155	148,754
Nine Energy Service Inc., 13.00%, 02/01/28
(Call 02/01/26)(c)	130	114,046
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	218	195,315
3.95%, 12/01/42 (Call 06/01/42)	940	702,951
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	270	263,344
6.00%, 02/01/28 (Call 11/01/27)	200	189,738
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 (Call 08/17/25)	570	527,033
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	817	776,934
4.00%, 12/21/25 (Call 09/21/25)(b)	797	771,018
4.30%, 05/01/29 (Call 02/01/29)(b)	885	852,237
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	925	809,134
4.50%, 05/15/28	350	345,807
4.85%, 05/15/33	350	346,797
TechnipFMC PLC, 6.50%, 02/01/26
(Call 02/01/24)(b)	134	132,498
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 08/31/23)	530	525,002
6.88%, 09/01/27 (Call 08/31/23)	525	506,688
Valaris Ltd., 8.38%, 04/30/30	515	526,768
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(b)	350	350,864
8.63%, 04/30/30 (Call 10/30/24)(b)	1,140	1,168,010

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Welltec International ApS, 8.25%, 10/15/26
(Call 10/15/23)(b)(c)	$220	$223,731
		21,977,976
Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	603	571,125
4.50%, 05/15/28 (Call 02/15/28)	287	273,287
5.63%, 05/26/33 (Call 02/26/33)	415	414,228
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	661	547,004
2.69%, 05/25/31 (Call 02/25/31)	840	689,279
4.00%, 05/17/25 (Call 04/17/25)	300	290,628
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	75	63,802
ARD Finance SA, 6.50%, 06/30/27 (Call 08/31/23)
(7.25% PIK)(b)(g)	685	557,001
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	560	484,512
4.00%, 09/01/29 (Call 05/15/24)(b)	815	666,605
6.00%, 06/15/27 (Call 06/15/24)(b)	550	542,217
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/14/23)(b)	868	813,264
5.25%, 04/30/25 (Call 09/01/23)(b)	615	603,887
5.25%, 08/15/27 (Call 09/01/23)(b)	1,350	1,161,385
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	1,026	846,512
3.13%, 09/15/31 (Call 06/15/31)	640	526,650
4.88%, 03/15/26 (Call 12/15/25)	570	557,107
5.25%, 07/01/25	755	748,379
6.00%, 06/15/29 (Call 05/15/26)	765	765,000
6.88%, 03/15/28 (Call 11/15/24)	540	552,091
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	1,667	1,510,135
1.65%, 01/15/27 (Call 12/15/26)	1,052	914,861
4.50%, 02/15/26 (Call 08/31/23)(b)(c)	196	187,313
4.88%, 07/15/26 (Call 07/15/24)(b)	1,445	1,398,124
5.50%, 04/15/28 (Call 03/15/28)(b)	340	336,063
5.63%, 07/15/27 (Call 08/31/23)(b)(c)	390	382,524
Brambles USA Inc., 4.13%, 10/23/25
(Call 07/25/25)(b)	110	106,249
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29
(Call 11/15/24)(d)	525	425,471
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/24)(b)(c)	155	149,260
5.38%, 01/15/28 (Call 09/01/23)(b)	345	325,701
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(b)	830	703,632
3.25%, 10/01/26 (Call 07/01/26)(b)	10	9,238
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/16/23)(b)	230	203,366
5.38%, 02/01/25(b)	227	223,093
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	360	344,455
8.75%, 04/15/30 (Call 04/15/25)(b)	820	743,658
Crown Americas LLC, 5.25%, 04/01/30
(Call 01/01/30)	330	314,097
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	297	281,470

Security	Par (000)	Value

Packaging & Containers (continued)
Crown Americas LLC/Crown Americas Capital Corp.
VI, 4.75%, 02/01/26 (Call 08/31/23)	$689	$666,587
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	235	245,009
Graham Packaging Co. Inc., 7.13%, 08/15/28
(Call 08/31/23)(b)	385	337,406
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	200	178,826
3.50%, 03/15/28(b)	353	317,668
3.50%, 03/01/29 (Call 09/01/28)(b)	285	249,002
3.75%, 02/01/30 (Call 08/01/29)(b)	290	251,940
4.13%, 08/15/24 (Call 05/15/24)	118	115,628
4.75%, 07/15/27 (Call 04/15/27)(b)	175	168,376
Intelligent Packaging Ltd. Finco Inc./Intelligent
Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28
(Call 08/31/23)(b)	520	461,126
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(d)	800	647,128
5.75%, 04/03/29 (Call 01/03/29)(d)	400	395,724
7.00%, 04/03/49 (Call 10/03/48)(d)	400	394,820
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	385	352,776
6.75%, 07/15/26 (Call 08/11/23)(b)	530	520,709
8.25%, 11/01/29 (Call 11/01/24)(b)	340	283,132
9.50%, 11/01/28 (Call 11/01/25)(b)	225	230,573
10.50%, 07/15/27 (Call 08/11/23)(b)	485	462,030
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(b)	2,025	2,019,330
9.25%, 04/15/27 (Call 10/15/24)(b)(c)	990	920,155
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(b)	235	212,957
Owens-Brockway Glass Container Inc.
6.38%, 08/15/25(b)	200	200,326
6.63%, 05/13/27 (Call 08/31/23)(b)	490	488,167
7.25%, 05/15/31	530	539,037
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	393	344,842
3.05%, 10/01/51 (Call 04/01/51)	350	230,675
3.40%, 12/15/27 (Call 09/15/27)	654	610,790
4.05%, 12/15/49 (Call 06/15/49)	300	236,667
Pactiv Evergreen Group Issuer Inc./Pactiv
Evergreen Group Issuer LLC/Reynolds Gro,
4.00%, 10/15/27 (Call 10/15/23)(b)	745	671,439
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer Inc., 4.38%, 10/15/28
(Call 10/15/24)(b)	395	350,440
Pactiv LLC
7.95%, 12/15/25	170	171,399
8.38%, 04/15/27	130	131,626
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	610	540,594
4.00%, 12/01/27 (Call 09/01/27)(b)	394	362,941
5.00%, 04/15/29 (Call 04/15/25)(b)	235	219,459
5.13%, 12/01/24 (Call 09/01/24)(b)	330	326,126
5.50%, 09/15/25 (Call 06/15/25)(b)	315	311,636
6.88%, 07/15/33(b)(c)	330	344,345
Sealed Air Corp./Sealed Air Corp. US, 6.13%,
02/01/28 (Call 02/01/25)(b)	575	573,367
Silgan Holdings Inc.
1.40%, 04/01/26 (Call 03/01/26)(b)	470	417,149
4.13%, 02/01/28 (Call 08/16/23)	390	356,678

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Sonoco Products Co.
1.80%, 02/01/25 (Call 08/11/23)	$1,465	$1,379,722
2.25%, 02/01/27 (Call 01/01/27)	630	563,648
2.85%, 02/01/32 (Call 11/01/31)	710	590,514
3.13%, 05/01/30 (Call 02/01/30)	650	564,486
5.75%, 11/01/40 (Call 05/01/40)	15	14,889
Stora Enso OYJ, 7.25%, 04/15/36(b)	385	399,387
Trident TPI Holdings Inc., 12.75%, 12/31/28
(Call 12/31/25)(b)	450	477,378
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	275	244,340
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/31/23)(b)	795	755,163
8.50%, 08/15/27 (Call 08/11/23)(b)(c)	470	453,005
WestRock MWV LLC
7.95%, 02/15/31	150	170,192
8.20%, 01/15/30	142	162,529
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	622	601,679
3.00%, 06/15/33 (Call 03/15/33)(c)	389	316,113
3.38%, 09/15/27 (Call 06/15/27)	125	115,634
3.75%, 03/15/25 (Call 01/15/25)	285	276,533
3.90%, 06/01/28 (Call 03/01/28)	575	536,176
4.00%, 03/15/28 (Call 12/15/27)	395	369,475
4.20%, 06/01/32 (Call 03/01/32)	342	311,921
4.65%, 03/15/26 (Call 01/15/26)	685	666,416
4.90%, 03/15/29 (Call 12/15/28)	653	633,443
		46,693,921
Pharmaceuticals — 1.3%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	335	293,336
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	2,653	2,554,441
2.95%, 11/21/26 (Call 09/21/26)	1,745	1,636,374
3.20%, 05/14/26 (Call 02/14/26)	1,376	1,311,122
3.20%, 11/21/29 (Call 08/21/29)	3,818	3,457,428
3.60%, 05/14/25 (Call 02/14/25)	2,358	2,285,468
3.80%, 03/15/25 (Call 12/15/24)	1,843	1,795,229
4.05%, 11/21/39 (Call 05/21/39)	2,899	2,520,825
4.25%, 11/14/28 (Call 08/14/28)	1,201	1,165,258
4.25%, 11/21/49 (Call 05/21/49)	4,304	3,694,166
4.30%, 05/14/36 (Call 11/14/35)	1,045	959,958
4.40%, 11/06/42	2,033	1,802,011
4.45%, 05/14/46 (Call 11/14/45)	1,575	1,391,040
4.50%, 05/14/35 (Call 11/14/34)	1,844	1,748,370
4.55%, 03/15/35 (Call 09/15/34)	932	886,695
4.63%, 10/01/42 (Call 04/01/42)	288	261,265
4.70%, 05/14/45 (Call 11/14/44)	2,033	1,844,297
4.75%, 03/15/45 (Call 09/15/44)	640	584,122
4.85%, 06/15/44 (Call 12/15/43)	680	630,312
4.88%, 11/14/48 (Call 05/14/48)	1,367	1,281,480
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	410	337,319
5.13%, 03/01/30 (Call 03/01/25)(b)	460	382,200
6.13%, 08/01/28 (Call 08/11/23)(b)	255	229,592
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	480	408,264
2.80%, 05/15/30 (Call 02/15/30)	497	431,232
3.25%, 03/01/25 (Call 12/01/24)	575	556,295
3.45%, 12/15/27 (Call 09/15/27)	799	750,485
4.25%, 03/01/45 (Call 09/01/44)	315	260,666
4.30%, 12/15/47 (Call 06/15/47)	668	564,929

Security	Par (000)	Value

Pharmaceuticals (continued)
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	$290	$262,093
1.75%, 05/28/28 (Call 03/28/28)	610	530,615
2.25%, 05/28/31 (Call 02/28/31)	239	201,090
4.88%, 03/03/28 (Call 02/03/28)	1,000	1,001,450
4.88%, 03/03/33 (Call 12/03/32)	665	670,460
4.90%, 03/03/30 (Call 01/03/30)	785	785,314
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	1,240	1,109,651
1.38%, 08/06/30 (Call 05/06/30)	1,377	1,103,087
2.13%, 08/06/50 (Call 02/06/50)	455	279,247
3.00%, 05/28/51 (Call 11/28/50)	650	474,312
3.13%, 06/12/27 (Call 03/12/27)	810	763,158
3.38%, 11/16/25	1,811	1,745,641
4.00%, 01/17/29 (Call 10/17/28)	1,334	1,290,045
4.00%, 09/18/42	765	674,164
4.38%, 11/16/45	804	739,182
4.38%, 08/17/48 (Call 02/17/48)	598	547,619
6.45%, 09/15/37	1,582	1,800,253
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 08/31/23)(b)(c)	476	271,406
9.25%, 04/01/26 (Call 08/31/23)(b)	550	470,525
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)(c)	1,190	722,009
5.00%, 01/30/28 (Call 08/16/23)(b)(c)	250	115,748
5.00%, 02/15/29 (Call 02/15/24)(b)	339	155,608
5.25%, 01/30/30 (Call 01/30/25)(b)(c)	615	276,258
5.25%, 02/15/31 (Call 02/15/26)(b)	350	159,513
5.50%, 11/01/25 (Call 08/31/23)(b)	1,255	1,129,174
5.75%, 08/15/27 (Call 08/16/23)(b)	400	255,916
6.13%, 02/01/27 (Call 02/01/24)(b)(c)	770	507,792
6.25%, 02/15/29 (Call 02/15/24)(b)	620	288,374
7.00%, 01/15/28 (Call 01/15/24)(b)(c)	155	74,254
7.25%, 05/30/29 (Call 05/30/24)(b)(c)	150	70,085
9.00%, 12/15/25 (Call 08/31/23)(b)(c)	650	599,099
11.00%, 09/30/28(b)	1,311	970,533
14.00%, 10/15/30 (Call 10/15/25)(b)(c)	262	166,666
Bayer Corp., 6.65%, 02/15/28(b)	375	390,990
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	741	542,612
4.20%, 07/15/34 (Call 01/15/34)(b)	590	519,436
4.25%, 12/15/25 (Call 10/15/25)(b)	1,117	1,083,322
4.38%, 12/15/28 (Call 09/15/28)(b)	1,602	1,531,832
4.40%, 07/15/44 (Call 01/15/44)(b)	1,124	897,739
4.63%, 06/25/38 (Call 12/25/37)(b)	870	757,396
4.70%, 07/15/64 (Call 01/15/64)(b)	601	469,880
4.88%, 06/25/48 (Call 12/25/47)(b)	490	434,434
5.50%, 07/30/35(b)(c)	325	318,403
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	410	397,516
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,005	812,161
2.82%, 05/20/30 (Call 02/20/30)	560	488,869
3.70%, 06/06/27 (Call 03/06/27)	1,421	1,355,193
3.73%, 12/15/24 (Call 09/15/24)	384	374,611
3.79%, 05/20/50 (Call 11/20/49)	505	401,520
4.30%, 08/22/32 (Call 05/22/32)	480	455,635
4.67%, 06/06/47 (Call 12/06/46)	1,260	1,149,863
4.69%, 02/13/28 (Call 01/13/28)	850	840,625
4.69%, 12/15/44 (Call 06/15/44)	349	319,527

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
BellRing Brands Inc., 7.00%, 03/15/30
(Call 03/15/27)(b)	$630	$632,174
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,473	1,344,864
1.13%, 11/13/27 (Call 09/13/27)	805	702,604
1.45%, 11/13/30 (Call 08/13/30)	1,005	801,950
2.35%, 11/13/40 (Call 05/13/40)	1,020	707,829
2.55%, 11/13/50 (Call 05/13/50)	1,148	727,430
2.95%, 03/15/32 (Call 12/15/31)	930	813,555
3.20%, 06/15/26 (Call 04/15/26)	1,579	1,509,271
3.25%, 02/27/27	370	355,648
3.25%, 08/01/42	808	618,128
3.40%, 07/26/29 (Call 04/26/29)	1,949	1,816,312
3.45%, 11/15/27 (Call 08/15/27)	1,490	1,432,948
3.55%, 03/15/42 (Call 09/15/41)	880	718,678
3.70%, 03/15/52 (Call 09/15/51)	1,370	1,084,656
3.90%, 02/20/28 (Call 11/20/27)	2,218	2,145,161
3.90%, 03/15/62 (Call 09/15/61)	535	420,692
4.13%, 06/15/39 (Call 12/15/38)	1,728	1,553,316
4.25%, 10/26/49 (Call 04/26/49)	2,766	2,402,492
4.35%, 11/15/47 (Call 05/15/47)	908	806,141
4.55%, 02/20/48 (Call 08/20/47)	843	767,745
4.63%, 05/15/44 (Call 11/15/43)	450	419,423
5.00%, 08/15/45 (Call 02/15/45)	150	147,314
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	982	921,558
3.50%, 11/15/24 (Call 08/15/24)	450	436,743
3.75%, 09/15/25 (Call 06/15/25)	769	742,370
4.37%, 06/15/47 (Call 12/15/46)	319	261,060
4.50%, 11/15/44 (Call 05/15/44)	401	320,543
4.60%, 03/15/43	310	257,061
4.90%, 09/15/45 (Call 03/15/45)	368	316,940
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28
(Call 01/15/24)(b)	400	364,232
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	985	888,923
2.38%, 03/15/31 (Call 12/15/30)	1,035	860,033
2.40%, 03/15/30 (Call 12/15/29)	1,347	1,141,717
3.05%, 10/15/27 (Call 07/15/27)	997	921,049
3.20%, 03/15/40 (Call 09/15/39)	410	313,494
3.25%, 04/15/25 (Call 01/15/25)	625	601,813
3.40%, 03/01/27 (Call 12/01/26)	903	852,685
3.40%, 03/15/50 (Call 09/15/49)	1,410	1,020,431
3.40%, 03/15/51 (Call 09/15/50)	971	696,683
3.88%, 10/15/47 (Call 04/15/47)	937	739,162
4.13%, 11/15/25 (Call 09/15/25)	1,671	1,631,197
4.38%, 10/15/28 (Call 07/15/28)	1,470	1,422,137
4.50%, 02/25/26 (Call 11/27/25)	972	954,348
4.80%, 08/15/38 (Call 02/15/38)	1,165	1,091,232
4.80%, 07/15/46 (Call 01/16/46)	1,125	1,024,144
4.90%, 12/15/48 (Call 06/15/48)	1,847	1,703,839
5.40%, 03/15/33 (Call 12/15/32)	670	679,179
6.13%, 11/15/41	740	789,565
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,045	1,765,408
1.75%, 08/21/30 (Call 05/21/30)	969	773,533
1.88%, 02/28/31 (Call 11/28/30)	1,408	1,118,360
2.13%, 09/15/31 (Call 06/15/31)	815	650,615
2.63%, 08/15/24 (Call 07/15/24)	889	862,597
2.70%, 08/21/40 (Call 02/21/40)	1,246	865,521

Security	Par (000)	Value

Pharmaceuticals (continued)
2.88%, 06/01/26 (Call 03/01/26)	$1,246	$1,172,835
3.00%, 08/15/26 (Call 06/15/26)	710	667,478
3.25%, 08/15/29 (Call 05/15/29)	1,210	1,088,359
3.38%, 08/12/24 (Call 05/12/24)	701	685,213
3.63%, 04/01/27 (Call 02/01/27)	462	439,829
3.75%, 04/01/30 (Call 01/01/30)	1,325	1,210,772
3.88%, 07/20/25 (Call 04/20/25)	1,738	1,688,815
4.10%, 03/25/25 (Call 01/25/25)	422	413,839
4.13%, 04/01/40 (Call 10/01/39)	1,119	939,132
4.25%, 04/01/50 (Call 10/01/49)	1,149	946,293
4.30%, 03/25/28 (Call 12/25/27)	3,420	3,311,141
4.78%, 03/25/38 (Call 09/25/37)	3,627	3,343,477
4.88%, 07/20/35 (Call 01/20/35)	791	750,271
5.00%, 02/20/26 (Call 01/20/26)	830	826,912
5.00%, 01/30/29 (Call 12/30/28)	740	736,344
5.05%, 03/25/48 (Call 09/25/47)	5,543	5,050,116
5.13%, 02/21/30 (Call 12/21/29)	1,318	1,311,278
5.13%, 07/20/45 (Call 01/20/45)	1,514	1,391,548
5.25%, 01/30/31 (Call 11/30/30)	610	609,469
5.25%, 02/21/33 (Call 11/21/32)	970	964,306
5.30%, 06/01/33 (Call 03/01/33)	805	803,438
5.30%, 12/05/43 (Call 06/05/43)	986	934,708
5.63%, 02/21/53 (Call 08/21/52)	830	815,923
5.88%, 06/01/53 (Call 12/01/52)	805	817,107
6.00%, 06/01/63 (Call 12/01/62)	560	567,902
6.13%, 09/15/39	561	577,589
6.25%, 06/01/27	734	760,908
Elanco Animal Health Inc., 6.65%, 08/28/28
(Call 05/28/28)(c)	547	540,496
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	885	562,736
2.50%, 09/15/60 (Call 03/15/60)	842	522,015
2.75%, 06/01/25 (Call 03/01/25)	625	600,556
3.10%, 05/15/27 (Call 02/15/27)	1,260	1,201,070
3.38%, 03/15/29 (Call 12/15/28)	445	419,319
3.70%, 03/01/45 (Call 09/01/44)	55	46,549
3.95%, 05/15/47 (Call 11/15/46)	555	480,652
3.95%, 03/15/49 (Call 09/15/48)	205	180,812
4.15%, 03/15/59 (Call 09/15/58)	260	227,500
4.70%, 02/27/33 (Call 11/27/32)	750	755,768
4.88%, 02/27/53 (Call 08/27/52)	650	657,254
4.95%, 02/27/63 (Call 08/27/62)	635	637,013
5.55%, 03/15/37	365	388,845
EMD Finance LLC, 3.25%, 03/19/25
(Call 12/19/24)(b)	1,285	1,236,723
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	513	499,852
3.88%, 05/15/28	688	664,649
4.20%, 03/18/43	299	267,760
5.38%, 04/15/34	608	640,218
6.38%, 05/15/38	1,851	2,102,218
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	765	712,529
Grifols Escrow Issuer SA, 4.75%, 10/15/28
(Call 10/15/24)(b)	495	435,937
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 09/01/23)(b)	395	376,751
Hikma Finance USA LLC, 3.25%, 07/09/25(d)	400	380,844
HLF Financing Sarl LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 06/01/24)(b)	440	334,413

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 08/21/23)(b)	$400	$404,128
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(b)	1,185	1,054,164
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	993	909,469
0.95%, 09/01/27 (Call 07/01/27)	638	561,013
1.30%, 09/01/30 (Call 06/01/30)	473	386,413
2.10%, 09/01/40 (Call 03/01/40)	828	579,194
2.25%, 09/01/50 (Call 03/01/50)	796	519,342
2.45%, 03/01/26 (Call 12/01/25)	756	714,821
2.45%, 09/01/60 (Call 03/01/60)	870	549,292
2.63%, 01/15/25 (Call 11/15/24)	499	483,267
2.90%, 01/15/28 (Call 10/15/27)	849	800,327
2.95%, 03/03/27 (Call 12/03/26)	853	810,222
3.40%, 01/15/38 (Call 07/15/37)	1,068	919,377
3.50%, 01/15/48 (Call 07/15/47)	426	356,754
3.55%, 03/01/36 (Call 09/01/35)	1,005	899,274
3.63%, 03/03/37 (Call 09/03/36)	876	783,293
3.70%, 03/01/46 (Call 09/01/45)	1,374	1,191,093
3.75%, 03/03/47 (Call 09/03/46)	970	841,359
4.38%, 12/05/33 (Call 06/05/33)	1,171	1,170,251
4.50%, 09/01/40	360	351,637
4.50%, 12/05/43 (Call 06/05/43)	525	515,293
4.85%, 05/15/41	185	183,992
4.95%, 05/15/33(c)	122	128,229
5.85%, 07/15/38	880	976,659
5.95%, 08/15/37	980	1,100,883
6.95%, 09/01/29	74	84,970
Mallinckrodt International Finance SA/Mallinckrodt
CB LLC
10.00%, 04/15/25 (Call 04/15/24)(b)(c)	240	47,599
10.00%, 06/15/29 (Call 06/15/26)(b)	260	42,648
11.50%, 12/15/28 (Call 06/15/27)(b)(c)	510	434,489
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	365	329,460
1.30%, 08/15/26 (Call 07/15/26)	786	703,737
3.95%, 02/16/28 (Call 11/16/27)	825	793,312
4.90%, 07/15/28 (Call 06/15/28)	182	182,111
5.10%, 07/15/33	142	142,437
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	1,234	1,207,592
4.60%, 06/01/44 (Call 12/01/43)	375	338,344
5.90%, 11/01/39	223	232,564
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,941	1,758,604
1.45%, 06/24/30 (Call 03/24/30)	868	704,668
1.70%, 06/10/27 (Call 05/10/27)	970	870,139
1.90%, 12/10/28 (Call 10/10/28)	960	839,606
2.15%, 12/10/31 (Call 09/10/31)	1,280	1,055,680
2.35%, 06/24/40 (Call 12/24/39)	1,506	1,071,444
2.45%, 06/24/50 (Call 12/24/49)	1,308	839,579
2.75%, 02/10/25 (Call 11/10/24)	1,820	1,756,209
2.75%, 12/10/51 (Call 06/10/51)	860	579,459
2.90%, 12/10/61 (Call 06/10/61)	730	472,755
3.40%, 03/07/29 (Call 12/07/28)	1,366	1,279,669
3.60%, 09/15/42 (Call 03/15/42)	1,125	930,701
3.70%, 02/10/45 (Call 08/10/44)	2,192	1,841,740
3.90%, 03/07/39 (Call 09/07/38)	528	471,045
4.00%, 03/07/49 (Call 09/07/48)	469	406,895

Security	Par (000)	Value

Pharmaceuticals (continued)
4.05%, 05/17/28(c)	$430	$423,021
4.15%, 05/18/43	850	767,737
4.30%, 05/17/30	680	663,938
4.50%, 05/17/33 (Call 02/17/33)	420	413,078
4.90%, 05/17/44	440	435,222
5.00%, 05/17/53 (Call 11/17/52)	480	481,714
5.15%, 05/17/63 (Call 11/17/62)	885	893,540
6.50%, 12/01/33	730	831,791
6.55%, 09/15/37	380	428,416
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	373	396,559
5.95%, 12/01/28	165	174,704
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	799	756,110
5.20%, 04/15/48 (Call 10/15/47)	595	472,591
5.40%, 11/29/43 (Call 05/29/43)	416	354,465
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	480	456,518
2.00%, 02/14/27 (Call 12/14/26)	685	628,720
2.20%, 08/14/30 (Call 05/14/30)	806	692,523
2.75%, 08/14/50 (Call 02/14/50)(c)	656	465,648
3.00%, 11/20/25 (Call 08/20/25)	659	631,388
3.10%, 05/17/27 (Call 02/17/27)	1,328	1,264,893
3.70%, 09/21/42	275	234,209
4.00%, 11/20/45 (Call 05/20/45)	1,115	989,351
4.40%, 05/06/44	1,688	1,593,641
Option Care Health Inc., 4.38%, 10/31/29
(Call 10/31/24)(b)	385	342,785
Organon & Co./Organon Foreign Debt
Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	1,600	1,434,032
5.13%, 04/30/31 (Call 04/30/26)(b)	1,533	1,299,217
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)	230	224,172
4.50%, 03/31/29 (Call 03/31/24)(b)(c)	400	344,580
6.63%, 04/01/30 (Call 04/01/25)(b)(c)	435	398,730
P&L Development LLC/PLD Finance Corp., 7.75%,
11/15/25 (Call 08/31/23)(b)(c)	325	280,521
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	430	416,670
4.38%, 03/15/26 (Call 12/15/25)	534	508,235
4.65%, 06/15/30 (Call 03/15/30)	675	604,692
4.90%, 12/15/44 (Call 06/15/44)	225	174,166
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	1,142	1,061,101
1.70%, 05/28/30 (Call 02/28/30)	1,300	1,076,452
1.75%, 08/18/31 (Call 05/18/31)	653	528,316
2.55%, 05/28/40 (Call 11/28/39)	889	648,214
2.63%, 04/01/30 (Call 01/01/30)	717	634,093
2.70%, 05/28/50 (Call 11/28/49)	388	270,029
2.75%, 06/03/26	1,249	1,182,965
3.00%, 12/15/26	1,298	1,230,361
3.45%, 03/15/29 (Call 12/15/28)	1,382	1,306,681
3.60%, 09/15/28 (Call 06/15/28)	912	877,052
3.90%, 03/15/39 (Call 09/15/38)	260	230,318
4.00%, 12/15/36	547	506,599
4.00%, 03/15/49 (Call 09/15/48)	741	652,502
4.10%, 09/15/38 (Call 03/15/38)	990	900,435
4.13%, 12/15/46	855	761,095
4.20%, 09/15/48 (Call 03/15/48)	994	902,820

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 06/15/43	$723	$665,666
4.40%, 05/15/44	1,016	951,809
5.60%, 09/15/40	477	502,367
7.20%, 03/15/39	1,594	1,951,996
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (Call 04/19/26)	2,800	2,764,776
4.45%, 05/19/28 (Call 04/19/28)	4,490	4,412,952
4.65%, 05/19/25	2,780	2,756,009
4.65%, 05/19/30 (Call 03/19/30)	3,400	3,362,090
4.75%, 05/19/33 (Call 02/19/33)	3,580	3,556,408
5.11%, 05/19/43 (Call 11/19/42)	780	773,331
5.30%, 05/19/53 (Call 11/19/52)	6,085	6,250,329
5.34%, 05/19/63 (Call 11/19/62)	1,585	1,589,803
Pharmacia LLC, 6.60%, 12/01/28	218	235,447
PRA Health Sciences Inc., 2.88%, 07/15/26
(Call 08/31/23)(b)	275	253,418
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(b)	446	374,555
5.13%, 01/15/28 (Call 08/31/23)(b)	300	286,578
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	681	658,520
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	1,494	1,403,105
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	1,203	998,514
3.03%, 07/09/40 (Call 01/09/40)	1,056	791,250
3.18%, 07/09/50 (Call 01/09/50)	1,393	970,503
3.38%, 07/09/60 (Call 01/09/60)	730	492,867
5.00%, 11/26/28 (Call 08/26/28)	1,678	1,673,872
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	822	744,033
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	2,265	2,048,466
4.10%, 10/01/46(c)	1,295	852,602
4.75%, 05/09/27 (Call 02/09/27)	854	792,785
5.13%, 05/09/29 (Call 02/09/29)(c)	415	380,555
6.75%, 03/01/28 (Call 12/01/27)(c)	1,000	989,780
7.88%, 09/15/29 (Call 06/15/29)	800	832,952
8.13%, 09/15/31 (Call 06/15/31)	200	211,876
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	1,073	1,018,116
5.25%, 06/15/46 (Call 12/15/45)	660	533,531
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	1,012	937,790
2.30%, 06/22/27 (Call 04/22/27)	825	725,076
2.70%, 06/22/30 (Call 03/22/30)	631	515,066
3.85%, 06/22/40 (Call 12/22/39)	1,073	761,315
4.00%, 06/22/50 (Call 12/22/49)	1,559	1,054,414
Wyeth LLC
5.95%, 04/01/37	1,856	2,013,797
6.00%, 02/15/36	672	728,367
6.50%, 02/01/34	1,021	1,148,114
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	619	514,018
3.00%, 09/12/27 (Call 06/12/27)	803	749,159
3.00%, 05/15/50 (Call 11/15/49)	380	263,184
3.90%, 08/20/28 (Call 05/20/28)	576	553,127
3.95%, 09/12/47 (Call 03/12/47)	430	352,213
4.45%, 08/20/48 (Call 02/20/48)	370	327,868
4.50%, 11/13/25 (Call 08/13/25)	560	550,385
4.70%, 02/01/43 (Call 08/01/42)	934	863,334

Security	Par (000)	Value

Pharmaceuticals (continued)
5.40%, 11/14/25 (Call 10/14/25)	$5	$5,020
		294,386,988
Pipelines — 1.1%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(d)	600	566,574
4.60%, 11/02/47(d)	1,600	1,471,872
Acu Petroleo Luxembourg Sarl, 7.50%, 07/13/35
(Call 01/13/27)(d)	491	438,430
AI Candelaria Spain SLU, 5.75%, 06/15/33
(Call 06/15/28)(d)	500	379,260
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	581	545,361
5.75%, 03/01/27 (Call 08/16/23)(b)	500	483,850
5.75%, 01/15/28 (Call 08/16/23)(b)	410	394,223
7.88%, 05/15/26 (Call 08/16/23)(b)	380	388,349
Blue Racer Midstream LLC/Blue Racer
Finance Corp.
6.63%, 07/15/26 (Call 07/15/24)(b)	178	175,077
7.63%, 12/15/25 (Call 08/31/23)(b)	445	448,168
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	445	384,565
3.60%, 09/01/32 (Call 06/01/32)	45	38,373
4.45%, 07/15/27 (Call 04/15/27)	565	539,965
4.80%, 05/03/29 (Call 02/03/29)	404	389,504
4.95%, 12/15/24 (Call 09/15/24)	389	383,177
5.95%, 06/01/26 (Call 03/01/26)	503	505,429
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	455	417,886
4.13%, 03/01/25 (Call 02/01/25)(b)	395	380,792
4.13%, 12/01/27 (Call 09/01/27)	295	267,541
4.35%, 10/15/24 (Call 07/15/24)	216	210,825
4.50%, 03/01/28 (Call 12/01/27)(b)	390	351,698
5.60%, 10/15/44 (Call 04/15/44)	232	171,944
5.85%, 11/15/43 (Call 05/15/43)	330	255,093
6.75%, 08/15/33	100	89,755
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	768	662,193
3.30%, 01/15/35 (Call 09/15/34)(b)	1,012	844,646
3.40%, 01/15/38 (Call 07/15/37)(b)	735	612,049
3.70%, 01/15/39 (Call 07/15/38)(b)	785	647,484
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	630	497,076
3.70%, 11/15/29 (Call 05/18/29)	851	777,040
5.13%, 06/30/27 (Call 01/01/27)	824	815,562
5.88%, 03/31/25 (Call 10/02/24)	1,242	1,242,298
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/23)	1,731	1,629,927
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	915	761,902
4.00%, 03/01/31 (Call 03/01/26)	990	880,674
4.50%, 10/01/29 (Call 10/01/24)	1,195	1,111,087
5.95%, 06/30/33 (Call 12/30/32)(b)	152	153,801
CNPC Global Capital Ltd.
1.35%, 06/23/25 (Call 05/23/25)(d)	400	370,420
2.00%, 06/23/30 (Call 03/23/30)(d)	1,400	1,187,102
CNX Midstream Partners LP, 4.75%, 04/15/30
(Call 04/15/25)(b)	310	269,300
Colonial Enterprises Inc., 3.25%, 05/15/30
(Call 02/15/30)(b)	466	414,423

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	$80	$76,474
4.20%, 04/15/43 (Call 10/15/42)(b)	71	57,526
4.25%, 04/15/48 (Call 10/15/47)(b)	650	538,213
7.63%, 04/15/32(b)	15	16,870
Colorado Interstate Gas Co. LLC/Colorado
Interstate Issuing Corp., 4.15%, 08/15/26
(Call 05/15/26)(b)	643	613,724
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	499	489,619
5.80%, 06/01/45 (Call 12/01/44)	512	477,076
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%,
06/15/31 (Call 06/15/26)(b)	1,075	978,572
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.
5.63%, 05/01/27 (Call 08/16/23)(b)	455	433,579
5.75%, 04/01/25 (Call 08/31/23)	365	360,657
6.00%, 02/01/29 (Call 02/01/24)(b)	540	511,277
7.38%, 02/01/31 (Call 02/01/26)(b)	440	439,859
8.00%, 04/01/29 (Call 04/01/24)(b)	330	335,996
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	260	220,446
5.13%, 05/15/29 (Call 02/15/29)	390	383,705
5.38%, 07/15/25 (Call 04/15/25)	845	839,127
5.60%, 04/01/44 (Call 10/01/43)	425	403,652
5.63%, 07/15/27 (Call 04/15/27)	708	710,782
6.45%, 11/03/36(b)	639	661,595
6.75%, 09/15/37(b)	282	301,771
8.13%, 08/16/30	250	285,980
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
6.75%, 05/15/25 (Call 08/31/23)	181	177,590
7.13%, 06/01/28 (Call 06/01/24)(b)	310	287,897
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	810	718,284
4.30%, 04/15/32 (Call 01/15/32)(b)	75	66,059
4.38%, 06/15/31 (Call 06/15/26)(b)	745	648,068
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	584	510,498
4.60%, 12/15/44 (Call 06/15/44)	430	359,471
4.80%, 11/01/43 (Call 05/01/43)	377	321,815
EIG Pearl Holdings Sarl
3.55%, 08/31/36(d)	1,000	847,510
4.39%, 11/30/46(d)	1,065	832,936
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32
(Call 11/15/31)(b)	590	499,500
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	460	436,301
5.88%, 10/15/25 (Call 07/15/25)	425	427,852
7.38%, 10/15/45 (Call 04/15/45)	270	312,636
Series B, 7.50%, 04/15/38	117	131,047
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	600	537,636
2.50%, 01/15/25 (Call 12/15/24)	688	658,093
2.50%, 02/14/25	170	162,190
2.50%, 08/01/33 (Call 05/01/33)	905	710,525
3.13%, 11/15/29 (Call 08/15/29)	604	535,072
3.40%, 08/01/51 (Call 02/01/51)	575	401,781
3.70%, 07/15/27 (Call 04/15/27)	736	696,860
4.00%, 11/15/49 (Call 05/15/49)	375	290,689

Security	Par (000)	Value

Pipelines (continued)
4.25%, 12/01/26 (Call 09/01/26)	$668	$646,951
4.50%, 06/10/44 (Call 12/10/43)	500	418,040
5.50%, 12/01/46 (Call 06/01/46)	538	511,541
5.70%, 03/08/33 (Call 12/08/32)	940	953,263
5.97%, 03/08/26 (Call 03/08/24)	75	74,858
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	540	515,209
3.75%, 05/15/30 (Call 02/15/30)	1,028	931,882
3.90%, 07/15/26 (Call 04/15/26)	680	650,828
4.00%, 10/01/27 (Call 07/01/27)	364	343,547
4.05%, 03/15/25 (Call 12/15/24)	581	566,609
4.15%, 09/15/29 (Call 06/15/29)	457	424,631
4.20%, 04/15/27 (Call 01/15/27)	440	422,017
4.40%, 03/15/27 (Call 12/15/26)	597	576,326
4.75%, 01/15/26 (Call 10/15/25)	980	961,909
4.90%, 03/15/35 (Call 09/15/34)	530	488,761
4.95%, 05/15/28 (Call 02/15/28)	622	608,322
4.95%, 06/15/28 (Call 03/15/28)	490	478,279
4.95%, 01/15/43 (Call 07/15/42)	265	221,476
5.00%, 05/15/44 (Call 11/15/43)	507	424,922
5.00%, 05/15/50 (Call 11/15/49)	1,581	1,336,593
5.15%, 02/01/43 (Call 08/01/42)	467	400,948
5.15%, 03/15/45 (Call 09/15/44)	638	552,814
5.25%, 04/15/29 (Call 01/15/29)	887	878,760
5.30%, 04/01/44 (Call 10/01/43)	180	157,025
5.30%, 04/15/47 (Call 10/15/46)	628	549,418
5.35%, 05/15/45 (Call 11/15/44)	719	626,831
5.40%, 10/01/47 (Call 04/01/47)	1,158	1,025,027
5.50%, 06/01/27 (Call 03/01/27)	547	547,120
5.55%, 02/15/28 (Call 01/15/28)	830	833,162
5.75%, 02/15/33 (Call 11/15/32)	795	805,462
5.95%, 12/01/25 (Call 09/01/25)	620	623,026
5.95%, 10/01/43 (Call 04/01/43)	320	301,533
6.00%, 06/15/48 (Call 12/15/47)	840	798,370
6.05%, 06/01/41 (Call 12/01/40)	255	245,687
6.10%, 02/15/42	244	232,939
6.13%, 12/15/45 (Call 06/15/45)	837	801,804
6.25%, 04/15/49 (Call 10/15/48)	1,317	1,296,270
6.50%, 02/01/42 (Call 08/01/41)	855	868,261
6.63%, 10/15/36	407	421,473
7.50%, 07/01/38	530	583,021
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	127	121,737
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	395	375,459
5.63%, 01/15/28 (Call 07/15/27)(b)	300	293,370
6.50%, 09/01/30 (Call 03/01/30)(b)	720	724,925
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	342	329,261
4.85%, 07/15/26 (Call 04/15/26)	383	372,065
5.05%, 04/01/45 (Call 10/01/44)	355	280,503
5.45%, 06/01/47 (Call 12/01/46)	375	308,633
5.60%, 04/01/44 (Call 10/01/43)	276	228,269
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	1,255	1,101,488
3.13%, 07/31/29 (Call 04/30/29)	705	635,149
3.20%, 02/15/52 (Call 08/15/51)	628	437,276
3.30%, 02/15/53 (Call 08/15/52)	675	477,144
3.70%, 02/15/26 (Call 11/15/25)	99	95,627
3.70%, 01/31/51 (Call 07/31/50)	819	622,014
3.75%, 02/15/25 (Call 11/15/24)	1,082	1,055,610

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.95%, 02/15/27 (Call 11/15/26)	$428	$413,461
3.95%, 01/31/60 (Call 07/31/59)	777	592,968
4.15%, 10/16/28 (Call 07/16/28)	1,219	1,169,106
4.20%, 01/31/50 (Call 07/31/49)	944	782,680
4.25%, 02/15/48 (Call 08/15/47)	1,196	1,006,063
4.45%, 02/15/43 (Call 08/15/42)	995	871,610
4.80%, 02/01/49 (Call 08/01/48)	787	715,407
4.85%, 08/15/42 (Call 02/15/42)	607	558,137
4.85%, 03/15/44 (Call 09/15/43)	971	888,640
4.90%, 05/15/46 (Call 11/15/45)	965	882,888
4.95%, 10/15/54 (Call 04/15/54)	408	371,202
5.05%, 01/10/26	695	694,409
5.10%, 02/15/45 (Call 08/15/44)	650	614,887
5.35%, 01/31/33 (Call 10/31/32)	700	714,490
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(a)	680	569,262
5.70%, 02/15/42	351	354,436
5.95%, 02/01/41	452	469,483
6.13%, 10/15/39	195	205,434
6.45%, 09/01/40	597	644,503
7.55%, 04/15/38	437	506,116
Series D, 6.88%, 03/01/33	375	421,815
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(a)	357	316,934
Series H, 6.65%, 10/15/34.	347	377,651
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	280	273,952
4.13%, 12/01/26 (Call 09/01/26)	370	347,748
4.50%, 01/15/29 (Call 07/15/28)(b)	595	543,527
4.75%, 01/15/31 (Call 07/15/30)(b)	829	739,543
5.50%, 07/15/28 (Call 04/15/28)	705	679,465
6.00%, 07/01/25 (Call 04/01/25)(b)	320	317,853
6.50%, 07/01/27 (Call 01/01/27)(b)	690	686,584
6.50%, 07/15/48 (Call 01/15/48)	430	392,612
7.50%, 06/01/27 (Call 06/01/24)(b)	335	340,199
7.50%, 06/01/30 (Call 12/01/29)(b)	360	371,146
Fermaca Enterprises S de Real de CV, 6.38%,
03/30/38 (Call 09/30/37)(d)	192	185,998
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	632	504,279
4.32%, 12/30/39 (Call 06/30/39)(b)	570	410,776
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	99	87,667
FLNG Liquefaction 3 LLC, 5.55%, 03/31/39(b)	54	53,450
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	205	162,489
2.55%, 07/01/30 (Call 04/01/30)(b)	730	606,396
4.35%, 07/15/25 (Call 04/15/25)(b)	186	180,705
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27
(Call 06/01/25)(b)	415	417,390
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(d)	583	538,742
2.16%, 03/31/34(d)	1,065	905,598
2.63%, 03/31/36(d)	1,400	1,133,636
2.94%, 09/30/40(d)	1,520	1,227,677
3.25%, 09/30/40(d)	900	697,887
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/24)	255	244,522
6.50%, 10/01/25 (Call 08/31/23)	415	411,290
7.75%, 02/01/28 (Call 08/31/23)	520	503,771
8.00%, 01/15/27 (Call 01/15/24)	740	727,842

Security	Par (000)	Value

Pipelines (continued)
8.88%, 04/15/30 (Call 04/15/26)	$385	$384,218
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	275	257,714
7.00%, 08/01/27 (Call 08/16/23)	270	264,287
GNL Quintero SA, 4.63%, 07/31/29(d)	565	547,043
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(b)	220	202,596
3.45%, 10/15/27 (Call 08/15/27)(b)	250	223,963
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(d)	1,000	1,024,760
6.51%, 02/23/42(d)	1,200	1,240,512
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	520	502,726
6.19%, 11/01/25(b)	166	165,587
Harvest Midstream I LP, 7.50%, 09/01/28
(Call 09/01/23)(b)	614	605,637
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	646	567,802
5.13%, 06/15/28 (Call 08/31/23)(b)(c)	425	402,751
5.50%, 10/15/30 (Call 10/15/25)(b)	240	225,593
5.63%, 02/15/26 (Call 08/31/23)(b)	570	561,136
Holly Energy Partners LP/Holly Energy
Finance Corp.
5.00%, 02/01/28 (Call 08/16/23)(b)	395	370,704
6.38%, 04/15/27 (Call 04/15/24)(b)	240	238,790
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (Call 01/15/24)(b)	265	256,509
8.88%, 07/15/28 (Call 07/15/25)(b)	450	459,873
ITT Holdings LLC, 6.50%, 08/01/29
(Call 08/01/24)(b)	905	779,404
KazTransGas JSC, 4.38%, 09/26/27(d)	600	560,412
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	421	414,209
4.70%, 11/01/42 (Call 05/01/42)	180	150,026
5.00%, 08/15/42 (Call 02/15/42)	850	722,185
5.00%, 03/01/43 (Call 09/01/42)	380	329,802
5.40%, 09/01/44 (Call 03/01/44)	535	476,867
5.50%, 03/01/44 (Call 09/01/43)	909	833,498
5.63%, 09/01/41	360	333,655
5.80%, 03/15/35	142	141,389
6.38%, 03/01/41	288	290,163
6.50%, 02/01/37	320	327,712
6.50%, 09/01/39	255	260,511
6.55%, 09/15/40	315	320,009
6.95%, 01/15/38	777	848,336
7.30%, 08/15/33	305	334,222
7.40%, 03/15/31	114	124,849
7.50%, 11/15/40	199	221,294
7.75%, 03/15/32	148	166,456
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	315	282,013
2.00%, 02/15/31 (Call 11/15/30)	770	613,089
3.25%, 08/01/50 (Call 02/01/50)	445	288,053
3.60%, 02/15/51 (Call 08/15/50)	600	418,092
4.30%, 06/01/25 (Call 03/01/25)	1,301	1,273,263
4.30%, 03/01/28 (Call 12/01/27)	810	777,948
4.80%, 02/01/33 (Call 11/01/32)	660	626,089
5.05%, 02/15/46 (Call 08/15/45)	361	314,319
5.20%, 06/01/33 (Call 03/01/33)	870	848,755
5.20%, 03/01/48 (Call 09/01/47)	793	706,737

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.30%, 12/01/34 (Call 06/01/34)	$1,082	$1,050,492
5.45%, 08/01/52 (Call 02/01/52)	475	438,563
5.55%, 06/01/45 (Call 12/01/44)	1,335	1,246,489
7.75%, 01/15/32	763	873,055
7.80%, 08/01/31	228	258,885
Kinetik Holdings LP, 5.88%, 06/15/30
(Call 06/15/25)(b)	750	720,727
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	225	198,473
3.95%, 03/01/50 (Call 09/01/49)	670	476,812
4.20%, 10/03/47 (Call 04/03/47)	475	353,196
4.25%, 09/15/46 (Call 03/15/46)	471	348,950
4.85%, 02/01/49 (Call 08/01/48)	350	286,752
5.00%, 03/01/26 (Call 12/01/25)	500	496,015
5.15%, 10/15/43 (Call 04/15/43)	500	432,590
Martin Midstream Partners LP/Martin Midstream
Finance Corp., 11.50%, 02/15/28
(Call 08/15/25)(b)	295	291,274
Midwest Connector Capital Co. LLC, 4.63%,
04/01/29 (Call 01/01/29)(b)	977	902,836
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,477	1,348,560
2.65%, 08/15/30 (Call 05/15/30)	998	838,719
4.00%, 02/15/25 (Call 11/15/24)	290	282,492
4.00%, 03/15/28 (Call 12/15/27)	1,154	1,091,292
4.13%, 03/01/27 (Call 12/01/26)	915	880,148
4.25%, 12/01/27 (Call 09/01/27)	527	504,091
4.50%, 04/15/38 (Call 10/15/37)	1,209	1,042,460
4.70%, 04/15/48 (Call 10/15/47)	961	795,429
4.80%, 02/15/29 (Call 11/15/28)	487	472,429
4.88%, 12/01/24 (Call 09/01/24)	980	967,809
4.88%, 06/01/25 (Call 03/01/25)	1,170	1,154,474
4.90%, 04/15/58 (Call 10/15/57)	515	420,369
4.95%, 09/01/32 (Call 06/01/32)	695	664,844
4.95%, 03/14/52 (Call 09/14/51)	807	685,417
5.00%, 03/01/33 (Call 12/01/32)	470	451,388
5.20%, 03/01/47 (Call 09/01/46)	730	648,904
5.20%, 12/01/47 (Call 06/01/47)	460	404,956
5.50%, 02/15/49 (Call 08/15/48)	1,294	1,185,770
5.65%, 03/01/53 (Call 09/01/52)	315	295,577
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 08/31/23)(b)	1,135	1,041,442
6.75%, 09/15/25 (Call 08/21/23)(b)	900	856,449
NGL Energy Operating LLC/NGL Energy Finance
Corp., 7.50%, 02/01/26 (Call 08/31/23)(b)	1,590	1,575,165
NGL Energy Partners LP/NGL Energy
Finance Corp.
6.13%, 03/01/25 (Call 08/31/23)	235	230,157
7.50%, 04/15/26 (Call 04/15/24)	245	232,167
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	90	74,390
4.88%, 08/15/27 (Call 02/15/27)(b)	733	702,097
7.77%, 12/15/37(b)	542	576,281
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	564	383,340
4.30%, 01/15/49 (Call 07/15/48)(b)	395	318,125
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 08/31/23)(b)	405	386,722
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	308	293,635

Security	Par (000)	Value

Pipelines (continued)
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	$400	$388,492
5.75%, 10/01/25 (Call 07/01/25)	442	435,883
6.00%, 06/01/26 (Call 03/01/26)	332	327,538
6.38%, 10/01/30 (Call 04/01/30)	450	434,079
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	15	13,942
2.75%, 09/01/24 (Call 08/01/24)	480	464,942
3.10%, 03/15/30 (Call 12/15/29)	461	396,769
3.40%, 09/01/29 (Call 06/01/29)	843	742,228
4.00%, 07/13/27 (Call 04/13/27)	470	447,543
4.35%, 03/15/29 (Call 12/15/28)	567	530,117
4.45%, 09/01/49 (Call 03/01/49)	420	321,334
4.50%, 03/15/50 (Call 09/15/49)	365	280,926
4.55%, 07/15/28 (Call 04/15/28)	478	455,113
4.90%, 03/15/25 (Call 12/15/24)	640	630,048
4.95%, 07/13/47 (Call 01/06/47)	648	540,192
5.20%, 07/15/48 (Call 01/15/48)	593	511,498
5.85%, 01/15/26 (Call 12/15/25)	193	194,511
6.00%, 06/15/35	143	142,219
6.35%, 01/15/31 (Call 10/15/30)	715	736,986
7.15%, 01/15/51 (Call 07/15/50)	345	369,071
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	387	380,309
6.20%, 09/15/43 (Call 03/15/43)	443	435,500
6.65%, 10/01/36	510	524,499
6.85%, 10/15/37	250	259,050
Peru LNG Srl, 5.38%, 03/22/30(d)	800	644,064
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	489	432,697
3.60%, 11/01/24 (Call 08/01/24)	660	641,857
3.80%, 09/15/30 (Call 06/15/30)	691	618,853
4.30%, 01/31/43 (Call 07/31/42)	465	352,117
4.50%, 12/15/26 (Call 09/15/26)	443	428,864
4.65%, 10/15/25 (Call 07/15/25)	1,265	1,235,083
4.70%, 06/15/44 (Call 12/15/43)	365	290,456
4.90%, 02/15/45 (Call 08/15/44)	505	412,095
5.15%, 06/01/42 (Call 12/01/41)	504	426,596
6.65%, 01/15/37	410	420,922
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	235	223,913
4.80%, 05/15/30 (Call 02/15/30)(b)	275	244,492
4.95%, 07/15/29 (Call 04/15/29)(b)	415	381,041
6.88%, 04/15/40(b)	365	333,723
7.50%, 07/15/38(b)	190	175,269
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	558	531,601
4.68%, 05/01/38 (Call 11/01/37)(b)	495	450,980
4.83%, 05/01/48 (Call 11/01/47)(b)	443	382,903
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,023	974,663
4.50%, 05/15/30 (Call 11/15/29)	715	679,543
5.00%, 03/15/27 (Call 09/15/26)	1,217	1,206,242
5.63%, 03/01/25 (Call 12/01/24)	956	953,906
5.88%, 06/30/26 (Call 12/31/25)	909	915,127
5.90%, 09/15/37 (Call 03/15/37)(b)	320	323,930
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	1,750	1,777,387
Southern Natural Gas Co. LLC, 4.80%, 03/15/47
(Call 09/15/46)(b)	652	544,446

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	$468	$441,675
3.50%, 03/15/25 (Call 12/15/24)	490	473,453
4.50%, 03/15/45 (Call 09/15/44)	836	693,746
5.95%, 09/25/43 (Call 03/25/43)	380	372,890
Summit Midstream Holdings LLC/Summit Midstream
Finance Corp.
5.75%, 04/15/25 (Call 08/31/23)(c)	205	186,281
9.00%, 10/15/26 (Call 10/15/23)(b)(f)	525	516,805
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28 (Call 08/31/23)(b)	570	525,762
6.00%, 03/01/27 (Call 08/31/23)(b)	330	313,790
6.00%, 12/31/30 (Call 12/31/25)(b)	575	512,101
6.00%, 09/01/31 (Call 09/01/26)(b)	365	319,583
7.50%, 10/01/25 (Call 08/31/23)(b)	370	371,410
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	420	368,134
4.20%, 02/01/33 (Call 11/01/32)	500	446,785
4.88%, 02/01/31 (Call 02/01/26)	880	818,655
4.95%, 04/15/52 (Call 10/15/51)	650	542,646
5.00%, 01/15/28 (Call 08/31/23)	615	591,335
5.20%, 07/01/27 (Call 06/01/27)	405	402,169
5.50%, 03/01/30 (Call 03/01/25)	815	788,032
6.13%, 03/15/33 (Call 12/15/32)	600	615,780
6.25%, 07/01/52 (Call 01/01/52)	475	472,103
6.50%, 07/15/27 (Call 08/31/23)	655	658,216
6.50%, 02/15/53 (Call 08/15/52)	546	563,057
6.88%, 01/15/29 (Call 01/15/24)	440	448,382
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	92	87,429
4.38%, 03/13/25 (Call 12/13/24)	136	132,290
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	850	733,677
7.00%, 03/15/27	70	73,206
7.00%, 10/15/28	60	64,099
7.63%, 04/01/37	60	68,567
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	14	12,969
4.15%, 01/15/48 (Call 07/15/47)(b)	527	418,369
7.00%, 07/15/32	60	66,705
TMS Issuer Sarl, 5.78%, 08/23/32(d)	1,200	1,223,592
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	210	198,645
2.50%, 10/12/31 (Call 07/12/31)	380	306,554
4.10%, 04/15/30 (Call 01/15/30)	1,003	929,520
4.25%, 05/15/28 (Call 02/15/28)	835	802,878
4.63%, 03/01/34 (Call 12/01/33)	1,191	1,090,098
4.75%, 05/15/38 (Call 11/15/37)	530	471,197
4.88%, 01/15/26 (Call 10/15/25)	768	759,153
4.88%, 05/15/48 (Call 11/15/47)	580	514,936
5.00%, 10/16/43 (Call 04/16/43)	849	757,902
5.10%, 03/15/49 (Call 09/15/48)	569	522,911
5.60%, 03/31/34	104	101,859
5.85%, 03/15/36	492	491,907
6.10%, 06/01/40	638	648,731
6.20%, 03/09/26 (Call 03/09/24)	50	50,079
6.20%, 10/15/37	920	946,533
7.25%, 08/15/38	500	562,395
7.63%, 01/15/39	536	621,240

Security	Par (000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	$818	$728,887
3.95%, 05/15/50 (Call 11/15/49)	500	386,425
4.00%, 03/15/28 (Call 12/15/27)	919	868,777
4.45%, 08/01/42 (Call 02/01/42)	361	306,904
4.60%, 03/15/48 (Call 09/15/47)	430	368,734
5.40%, 08/15/41 (Call 02/15/41)	428	409,343
7.85%, 02/01/26 (Call 11/01/25)	383	401,798
TransMontaigne Partners LP/TLP Finance Corp.,
6.13%, 02/15/26 (Call 02/15/24)	245	214,186
Transportadora de Gas del Peru SA, 4.25%,
04/30/28(d)	600	580,116
Transportadora de Gas del Sur SA, 6.75%, 05/02/25
(Call 05/02/24)(d)	300	285,162
Transportadora de Gas Internacional SA ESP,
5.55%, 11/01/28 (Call 08/01/28)(d)	400	386,896
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	612	593,230
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	925	749,731
6.25%, 01/15/30 (Call 10/15/29)(b)	760	743,424
3.88%, 08/15/29 (Call 02/15/29)(b)	924	800,812
4.13%, 08/15/31 (Call 02/15/31)(b)	926	785,637
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(b)	1,690	1,718,088
8.38%, 06/01/31 (Call 06/01/26)(b)	1,670	1,694,933
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	595	569,219
3.95%, 06/01/25 (Call 03/01/25)	330	318,734
4.05%, 02/01/30 (Call 11/01/29)	942	856,240
4.50%, 03/01/28 (Call 12/01/27)	385	366,370
4.65%, 07/01/26 (Call 04/01/26)	497	482,726
4.75%, 08/15/28 (Call 05/15/28)	605	580,080
5.25%, 02/01/50 (Call 08/01/49)	667	566,810
5.30%, 03/01/48 (Call 09/01/47)	605	518,618
5.45%, 04/01/44 (Call 10/01/43)	365	319,211
5.50%, 08/15/48 (Call 02/15/48)	490	421,895
6.15%, 04/01/33 (Call 01/01/33)	140	142,229
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	25	20,721
3.50%, 11/15/30 (Call 08/15/30)	1,127	1,009,262
3.50%, 10/15/51 (Call 04/15/51)	100	69,697
3.75%, 06/15/27 (Call 03/15/27)	806	764,443
3.90%, 01/15/25 (Call 10/15/24)	375	365,929
4.00%, 09/15/25 (Call 06/15/25)	680	658,308
4.65%, 08/15/32 (Call 05/15/32)	550	524,816
4.85%, 03/01/48 (Call 09/01/47)	728	637,990
4.90%, 01/15/45 (Call 07/15/44)	458	398,016
5.10%, 09/15/45 (Call 03/15/45)	879	794,713
5.30%, 08/15/52 (Call 02/15/52)	405	375,621
5.40%, 03/02/26	275	275,655
5.40%, 03/04/44 (Call 09/04/43)	491	450,311
5.75%, 06/24/44 (Call 12/24/43)	570	557,426
5.80%, 11/15/43 (Call 05/15/43)	409	399,147
6.30%, 04/15/40	906	948,899
8.75%, 03/15/32	130	154,203
Series A, 7.50%, 01/15/31	79	86,920
Williams Cos. Inc., 5.65%, 03/15/33 (Call 12/15/32)	810	823,073
		229,671,196

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)	$718	$596,579
4.40%, 05/27/26 (Call 02/27/26)(b)	165	157,940
4.87%, 02/15/29 (Call 11/15/28)(b)	210	202,862
5.00%, 03/15/48 (Call 09/15/47)(b)(c)	120	105,154
Carlyle Finance LLC, 5.65%, 09/15/48
(Call 03/15/48)(b)	420	369,823
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(b)(c)	1,150	1,032,573
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	5	4,381
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(b)	400	346,532
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29
(Call 04/01/29)(b)	728	662,407
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50
(Call 08/25/49)(b)	510	350,207
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50
(Call 02/25/50)(b)	820	552,130
KKR Group Finance Co. X LLC, 3.25%, 12/15/51
(Call 06/15/51)(b)	170	109,422
		4,490,010
Real Estate — 0.2%
Agile Group Holdings Ltd., 5.75%, 01/02/25
(Call 01/02/24)(d)	200	50,670
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/33	200	197,396
Aldar Sukuk Ltd., 4.75%, 09/29/25(d)	400	393,856
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(d)	400	373,004
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	600	553,536
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)	400	387,036
Arada Sukuk Ltd., 8.13%, 06/08/27(d)	400	410,428
Aroundtown SA, 5.38%, 03/21/29 (Call 12/21/28)(d)	1,000	757,500
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	530	515,589
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	618	498,411
4.88%, 03/01/26 (Call 12/01/25)	814	797,793
5.95%, 08/15/34	225	227,081
Central Plaza Development Ltd.
3.85%, 07/14/25(d)	800	663,592
4.65%, 01/19/26 (Call 10/18/25)(d)	200	162,238
5.75%, (Call 11/14/24),
(5-year CMT + 8.066%)(a)(d)(e)	200	171,032
China Overseas Finance Cayman III Ltd., 6.38%,
10/29/43(d)	200	205,246
China Overseas Finance Cayman VI Ltd., 6.45%,
06/11/34(d)	600	621,420
China Overseas Finance Cayman VII Ltd., 4.75%,
04/26/28(d)	1,000	970,510
China Overseas Finance Cayman VIII Ltd.
2.38%, 03/02/25(d)	400	377,448
2.75%, 03/02/30(d)	400	341,928
3.45%, 07/15/29(d)	250	224,118
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26 (Call 11/09/25)(d)	400	348,324
China Resources Land Ltd.
3.75%, 08/26/24(d)	600	584,994
3.75%, (Call 12/09/24),
(5-year CMT + 5.139%)(a)(d)(e)	1,400	1,344,784

Security	Par (000)	Value

Real Estate (continued)
China SCE Group Holdings Ltd., 7.00%, 05/02/25
(Call 05/02/24)(d)	$200	$25,188
CK Property Finance MTN Ltd., 1.38%, 06/30/26(d)	400	353,636
Country Garden Holdings Co. Ltd.
2.70%, 07/12/26 (Call 06/12/26)(d)	600	104,004
3.13%, 10/22/25 (Call 09/22/25)(d)	600	119,052
3.30%, 01/12/31 (Call 10/12/30)(d)	400	55,276
3.88%, 10/22/30 (Call 07/22/30)(d)	400	56,860
4.20%, 02/06/26 (Call 02/06/24)(d)	400	73,900
4.80%, 08/06/30 (Call 08/06/25)(d)	400	59,184
5.13%, 01/17/25 (Call 01/17/24)(d)	200	45,100
5.40%, 05/27/25 (Call 05/27/24)(d)	600	128,286
6.15%, 09/17/25 (Call 09/17/23)(d)	400	83,440
6.50%, 04/08/24 (Call 08/30/23)(d)	600	161,094
7.25%, 04/08/26 (Call 04/08/24)(d)	1,000	181,020
8.00%, 01/27/24 (Call 08/30/23)(d)	900	325,152
Cushman & Wakefield U.S. Borrower, LLC, 6.75%,
05/15/28 (Call 08/31/23)(b)(c)	508	466,247
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(d)	600	590,082
DIFC Sukuk Ltd., 4.33%, 11/12/24(d)	400	390,676
Ease Trade Global Ltd., 4.00%, 11/10/25(d)	600	557,280
Elect Global Investments Ltd., 4.10%,
(Call 06/03/25), (5-year CMT + 2.887%)(a)(d)(e)	400	358,736
Emaar Sukuk Ltd.
3.64%, 09/15/26(d)	600	565,416
3.70%, 07/06/31(d)	200	181,096
3.88%, 09/17/29(d)	400	372,420
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)	527	402,860
Five Point Operating Co. LP/Five Point Capital
Corp., 7.88%, 11/15/25 (Call 08/31/23)(b)	455	433,365
Franshion Brilliant Ltd., 4.25%, 07/23/29(d)	800	605,216
Fuqing Investment management Co., 3.25%,
06/23/25(d)	200	168,172
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26
(Call 06/30/26)(b)	690	644,494
GLP Pte Ltd., 3.88%, 06/04/25(d)	800	558,848
Goodman HK Finance, 3.00%, 07/22/30
(Call 04/22/30)(d)	235	198,246
Greenland Global Investment Ltd., 5.88%, 07/03/26
(Call 08/10/23)(d)	250	30,850
Greystar Real Estate Partners LLC, 5.75%, 12/01/25
(Call 08/31/23)(b)	400	394,160
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(d)	800	652,696
2.88%, 05/27/30 (Call 02/27/30)(d)	200	174,810
4.50%, 10/07/25(d)	300	293,208
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	480	406,157
4.38%, 02/01/31 (Call 02/01/26)(b)	485	400,251
5.38%, 08/01/28 (Call 08/31/23)(b)	585	536,773
Huafa 2020 I Co. Ltd., 2.80%, 11/04/25(d)	400	363,556
Huafa 2021 I Co. Ltd., 4.25%, (Call 07/18/24),
(3-year CMT + 6.796%)(a)(d)(e)	400	381,500
Hunt Companies Inc., 5.25%, 04/15/29
(Call 04/15/24)(b)	500	399,125
Hysan MTN Ltd.
2.82%, 09/04/29(d)	400	346,544
2.88%, 06/02/27 (Call 03/02/27)(d)	600	549,948

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(d)	$200	$183,508
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	460	375,222
4.75%, 02/01/30 (Call 09/01/24)	450	351,108
5.00%, 03/01/31 (Call 03/01/26)	450	348,853
Longfor Group Holdings Ltd.
3.95%, 09/16/29(d)	800	577,352
4.50%, 01/16/28(d)	600	463,098
LOTTE Property & Development Co. Ltd., 4.50%, 08/01/25(d)	200	194,830
MAF Global Securities Ltd., 7.88%, (Call 06/30/27),
(5-year CMT + 4.893%)(a)(d)(e)	400	406,696
MAF Sukuk Ltd.
3.93%, 02/28/30(d)	600	560,820
4.50%, 11/03/25(d)	200	196,116
4.64%, 05/14/29(d)	400	390,564
5.00%, 06/01/33	400	396,308
Mirvac Group Finance Ltd., 3.63%, 03/18/27
(Call 12/18/26)(d)	200	186,798
Nan Fung Treasury Ltd.
3.63%, 08/27/30(d)	400	338,756
5.00%, 09/05/28(d)	400	380,372
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	1,110	873,625
3.88%, 03/20/27 (Call 12/20/26)(b)	1,325	1,226,009
4.13%, 02/01/29 (Call 11/01/28)(b)	1,041	943,771
Powerlong Real Estate Holdings Ltd., 5.95%,
04/30/25 (Call 04/30/24)(d)	200	18,912
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	760	548,150
5.75%, 01/15/29 (Call 01/15/24)(b)	705	521,439
RKPF Overseas 2020 A Ltd.
5.13%, 07/26/26 (Call 07/26/24)(d)	400	163,104
5.20%, 01/12/26 (Call 01/12/24)(d)	400	184,664
Shui On Development Holding Ltd., 6.15%, 08/24/24
(Call 08/24/23)(d)	400	292,092
Sinochem Offshore Capital Co. Ltd.
1.00%, 09/23/24 (Call 08/23/24)(d)	600	566,946
1.50%, 11/24/24 (Call 10/24/24)(d)	600	565,950
1.50%, 09/23/26 (Call 08/23/26)(d)	400	351,092
1.63%, 10/29/25 (Call 09/29/25)(d)	200	182,040
2.25%, 11/24/26 (Call 10/24/26)(d)	600	536,412
2.38%, 09/23/31 (Call 06/23/31)(d)	600	475,512
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	300	309,732
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(d)	400	36,012
Sino-Ocean Land Treasure IV Ltd.
2.70%, 01/13/25 (Call 12/13/24)(d)	400	48,428
4.75%, 08/05/29 (Call 05/05/29)(d)	450	40,235
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30 (Call 02/13/30)(d)	400	348,580
2.88%, 01/21/30(d)	600	530,148
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	600	573,900
Vanke Real Estate Hong Kong Co. Ltd.
3.15%, 05/12/25(d)	400	364,244
3.50%, 11/12/29(d)	200	158,542
3.98%, 11/09/27(d)	800	683,224

Security	Par (000)	Value

Real Estate (continued)
Westwood Group Holdings Ltd., 2.80%, 01/20/26(d)	$400	$364,768
Wharf REIC Finance BVI Ltd.
2.38%, 05/07/25(d)	200	188,398
2.88%, 05/07/30(d)	800	694,488
3.50%, 01/17/28(d)	250	232,678
Xinhu BVI 2018 Holding Co. Ltd., 11.00%, 09/28/24
(Call 09/28/23)(d)	200	182,574
Yan Gang Ltd., 1.90%, 03/23/26(d)	400	360,104
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26
(Call 05/20/24)(d)	200	141,650
		42,429,682
Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	455	380,730
2.60%, 06/15/33 (Call 03/15/33)	15	11,514
2.90%, 10/01/30 (Call 07/01/30)	206	171,610
4.80%, 10/01/32 (Call 07/01/32)	50	46,545
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,108	815,211
2.00%, 05/18/32 (Call 02/18/32)	620	474,790
2.75%, 12/15/29 (Call 09/15/29)	195	165,984
2.95%, 03/15/34 (Call 12/15/33)	660	528,475
3.00%, 05/18/51 (Call 11/18/50)	637	397,259
3.38%, 08/15/31 (Call 05/15/31)	420	364,392
3.45%, 04/30/25 (Call 02/28/25)	615	592,540
3.55%, 03/15/52 (Call 09/15/51)	480	334,997
3.80%, 04/15/26 (Call 02/15/26)	570	547,325
3.95%, 01/15/27 (Call 10/15/26)	615	583,776
3.95%, 01/15/28 (Call 10/15/27)	117	110,031
4.00%, 02/01/50 (Call 08/01/49)	516	390,787
4.30%, 01/15/26 (Call 10/15/25)	186	180,167
4.50%, 07/30/29 (Call 04/30/29)	646	614,029
4.70%, 07/01/30 (Call 04/01/30)	383	366,179
4.75%, 04/15/35 (Call 01/15/35)	175	163,844
4.85%, 04/15/49 (Call 10/15/48)	100	83,254
4.90%, 12/15/30 (Call 09/15/30)	785	770,038
5.15%, 04/15/53 (Call 10/15/52)	595	548,049
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	580	452,371
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	125	99,985
3.38%, 07/15/51 (Call 01/15/51)	185	121,347
3.63%, 04/15/32 (Call 01/15/32)	45	39,056
4.25%, 02/15/28 (Call 11/15/27)	485	460,663
4.90%, 02/15/29 (Call 11/15/28)	150	145,566
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	682	622,748
1.45%, 09/15/26 (Call 08/15/26)	715	633,876
1.50%, 01/31/28 (Call 11/30/27)	635	535,622
1.60%, 04/15/26 (Call 03/15/26)	545	491,143
1.88%, 10/15/30 (Call 07/15/30)	517	406,827
2.10%, 06/15/30 (Call 03/15/30)	631	509,589
2.30%, 09/15/31 (Call 06/15/31)	735	584,391
2.40%, 03/15/25 (Call 02/15/25)	976	925,843
2.70%, 04/15/31 (Call 01/15/31)	575	475,099
2.75%, 01/15/27 (Call 11/15/26)	790	723,845
2.90%, 01/15/30 (Call 10/15/29)	744	640,852
2.95%, 01/15/25 (Call 12/15/24)	526	505,728
2.95%, 01/15/51 (Call 07/15/50)	760	473,267
3.10%, 06/15/50 (Call 12/15/49)	1,182	762,709

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.13%, 01/15/27 (Call 10/15/26)	$510	$470,939
3.38%, 10/15/26 (Call 07/15/26)	630	592,874
3.55%, 07/15/27 (Call 04/15/27)	734	683,266
3.60%, 01/15/28 (Call 10/15/27)	664	614,505
3.65%, 03/15/27 (Call 02/15/27)	445	418,260
3.70%, 10/15/49 (Call 04/15/49)	581	413,196
3.80%, 08/15/29 (Call 05/15/29)	1,067	977,863
3.95%, 03/15/29 (Call 12/15/28)	542	501,805
4.00%, 06/01/25 (Call 03/01/25)	561	545,236
4.05%, 03/15/32 (Call 12/15/31)	374	337,853
4.40%, 02/15/26 (Call 11/15/25)	718	699,196
5.25%, 07/15/28 (Call 06/15/28)	515	510,010
5.50%, 03/15/28 (Call 02/15/28)	536	537,946
5.55%, 07/15/33 (Call 04/15/33)	325	324,993
5.65%, 03/15/33 (Call 12/15/32)	520	525,008
Apollo Commercial Real Estate Finance Inc., 4.63%,
06/15/29 (Call 06/15/24)(b)	365	292,434
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	760	647,763
2.05%, 01/15/32 (Call 10/15/31)	680	548,039
2.30%, 03/01/30 (Call 12/01/29)	147	123,318
2.45%, 01/15/31 (Call 10/17/30)	843	706,190
2.90%, 10/15/26 (Call 07/15/26)	251	232,514
2.95%, 05/11/26 (Call 02/11/26)	290	273,731
3.20%, 01/15/28 (Call 10/15/27)	28	25,948
3.30%, 06/01/29 (Call 03/01/29)	267	241,913
3.35%, 05/15/27 (Call 02/15/27)	139	130,271
3.45%, 06/01/25 (Call 03/03/25)	234	226,341
3.50%, 11/15/24 (Call 08/15/24)	595	579,946
3.50%, 11/15/25 (Call 08/15/25)	130	124,530
3.90%, 10/15/46 (Call 04/15/46)	215	164,533
4.15%, 07/01/47 (Call 01/01/47)	200	163,732
4.35%, 04/15/48 (Call 10/18/47)	126	104,513
5.00%, 02/15/33 (Call 11/15/32)(c)	55	54,972
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(b)	315	271,127
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	675	488,356
2.55%, 04/01/32 (Call 01/01/32)	727	553,705
2.75%, 10/01/26 (Call 07/01/26)	1,160	1,046,343
2.90%, 03/15/30 (Call 12/15/29)	426	348,485
3.20%, 01/15/25 (Call 10/15/24)	635	607,136
3.25%, 01/30/31 (Call 10/30/30)	970	799,154
3.40%, 06/21/29 (Call 03/21/29)	920	791,384
3.65%, 02/01/26 (Call 11/03/25)	880	826,443
4.50%, 12/01/28 (Call 09/01/28)	703	652,335
6.75%, 12/01/27 (Call 11/01/27)	255	260,975
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	385	313,787
4.10%, 10/01/24 (Call 07/01/24)	50	47,949
4.55%, 10/01/29 (Call 07/01/29)	592	461,352
7.55%, 03/15/28 (Call 02/15/28)	355	326,696
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	220	187,326
2.50%, 08/16/31 (Call 05/16/31)	360	281,758
3.85%, 02/01/25 (Call 11/01/24)	290	279,171
3.90%, 03/15/27 (Call 12/15/26)	635	589,883
4.05%, 07/01/30 (Call 04/01/30)	889	809,932
4.13%, 06/15/26 (Call 03/15/26)	410	386,892
4.13%, 05/15/29 (Call 02/15/29)	165	148,856

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	$710	$514,608
Brookfield Property REIT Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	545	471,087
5.75%, 05/15/26 (Call 08/11/23)(b)	700	656,411
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	872	761,134
3.15%, 07/01/29 (Call 04/01/29)	285	256,127
3.35%, 11/01/49 (Call 05/01/49)	175	126,627
4.10%, 10/15/28 (Call 07/15/28)	132	125,710
Champion MTN Ltd., 2.95%, 06/15/30(d)	200	168,690
Cibanco SA Ibm/PLA Administradora Industrial S de
RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(d)	400	378,576
CMT MTN Pte Ltd., 3.61%, 04/04/29(d)	200	185,024
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	455	353,021
2.25%, 03/15/26 (Call 02/15/26)	40	35,829
2.75%, 04/15/31 (Call 01/15/31)	95	73,107
2.90%, 12/01/33 (Call 09/01/33)	245	175,998
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	1,055	726,062
3.25%, 01/15/51 (Call 07/15/50)	681	454,452
4.75%, 05/15/47 (Call 11/15/46)	379	317,996
4.80%, 09/01/28	595	580,690
5.00%, 01/11/28 (Call 12/11/27)	570	562,333
5.10%, 05/01/33	450	438,039
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	1,000	880,890
1.35%, 07/15/25 (Call 06/15/25)	465	428,953
2.10%, 04/01/31 (Call 01/01/31)	762	606,438
2.25%, 01/15/31 (Call 10/15/30)	720	585,518
2.50%, 07/15/31 (Call 04/15/31)	615	501,453
2.90%, 03/15/27 (Call 02/15/27)	280	257,239
3.10%, 11/15/29 (Call 08/15/29)	167	146,289
3.20%, 09/01/24 (Call 07/01/24)	578	562,197
3.30%, 07/01/30 (Call 04/01/30)	577	507,795
3.65%, 09/01/27 (Call 06/01/27)	984	920,906
3.70%, 06/15/26 (Call 03/15/26)	827	787,751
3.80%, 02/15/28 (Call 11/15/27)	927	867,144
4.00%, 03/01/27 (Call 12/01/26)	397	378,996
4.00%, 11/15/49 (Call 05/15/49)	260	196,381
4.15%, 07/01/50 (Call 01/01/50)	515	400,994
4.30%, 02/15/29 (Call 11/15/28)	685	647,476
4.45%, 02/15/26 (Call 11/15/25)	638	622,101
5.20%, 02/15/49 (Call 08/15/48)	424	383,589
CTR Partnership LP/CareTrust Capital Corp.,
3.88%, 06/30/28 (Call 03/30/28)(b)	300	266,772
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	60	46,899
2.25%, 12/15/28 (Call 10/15/28)	920	780,813
2.50%, 02/15/32 (Call 11/15/31)	655	520,777
3.00%, 02/15/30 (Call 11/15/29)	85	72,170
3.13%, 09/01/26 (Call 06/01/26)	310	287,816
4.00%, 11/15/25 (Call 08/15/25)	420	398,971
4.38%, 02/15/29 (Call 11/15/28)	67	63,152
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	844	762,883
3.70%, 08/15/27 (Call 05/15/27)	785	734,917
4.45%, 07/15/28 (Call 04/15/28)	583	554,037

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.55%, 01/15/28 (Call 12/15/27)	$885	$882,062
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	390	284,384
4.75%, 02/15/28 (Call 08/15/27)(c)	377	276,232
9.75%, 06/15/25 (Call 08/16/23)	301	297,846
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	265	206,753
3.75%, 08/15/29 (Call 05/15/29)	480	394,224
4.50%, 04/01/25 (Call 01/01/25)	255	242,492
4.50%, 06/01/27 (Call 03/01/27)	370	335,483
4.75%, 12/15/26 (Call 09/15/26)	455	418,723
4.95%, 04/15/28 (Call 01/15/28)	415	373,475
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,039	945,178
1.25%, 07/15/25 (Call 06/15/25)	365	335,158
1.45%, 05/15/26 (Call 04/15/26)	450	403,848
1.55%, 03/15/28 (Call 01/15/28)	525	442,339
1.80%, 07/15/27 (Call 05/15/27)	545	477,278
2.00%, 05/15/28 (Call 03/15/28)	315	269,832
2.15%, 07/15/30 (Call 04/15/30)	1,318	1,069,017
2.50%, 05/15/31 (Call 02/15/31)	360	293,519
2.63%, 11/18/24 (Call 10/18/24)	291	279,756
2.90%, 11/18/26 (Call 09/18/26)	626	577,297
2.95%, 09/15/51 (Call 03/15/51)	485	306,908
3.00%, 07/15/50 (Call 01/15/50)	502	324,854
3.20%, 11/18/29 (Call 08/18/29)	802	707,372
3.40%, 02/15/52 (Call 08/15/51)	490	339,986
3.90%, 04/15/32 (Call 01/15/32)	5	4,498
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	285	224,654
2.50%, 02/15/30 (Call 11/15/29)	231	196,650
2.85%, 11/01/26 (Call 08/01/26)	664	618,894
3.00%, 07/01/29 (Call 04/01/29)	525	468,289
3.25%, 08/01/27 (Call 05/01/27)	130	120,632
3.38%, 06/01/25 (Call 03/01/25)	25	24,130
3.50%, 03/01/28 (Call 12/01/27)	287	267,731
4.00%, 08/01/47 (Call 02/01/47)	233	183,555
4.15%, 12/01/28 (Call 09/01/28)	633	604,382
4.50%, 07/01/44 (Call 01/01/44)	398	346,519
4.50%, 06/01/45 (Call 12/01/44)	230	192,002
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	232	177,051
1.70%, 03/01/28 (Call 01/01/28)	193	163,892
2.55%, 06/15/31 (Call 03/15/31)	150	121,293
2.65%, 03/15/32 (Call 12/15/31)	559	448,525
2.65%, 09/01/50 (Call 03/01/50)	205	117,328
3.00%, 01/15/30 (Call 10/15/29)	250	214,505
3.38%, 04/15/26 (Call 01/15/26)	230	218,226
3.50%, 04/01/25 (Call 01/01/25)	72	69,570
3.63%, 05/01/27 (Call 02/01/27)	20	18,695
4.00%, 03/01/29 (Call 12/01/28)	240	222,919
4.50%, 03/15/48 (Call 09/15/47)	210	169,088
Estee Lauder Cos. Inc. (The), 5.15%, 05/15/53	80	80,250
Extra Space Storage LP
2.20%, 10/15/30	425	341,122
2.35%, 03/15/32 (Call 12/15/31)	185	145,464
2.40%, 10/15/31	220	173,974
2.55%, 06/01/31 (Call 03/01/31)	295	238,782
3.50%, 07/01/26	656	615,964
3.88%, 12/15/27	345	319,387

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 06/15/29	$278	$253,864
5.50%, 07/01/30	65	64,940
5.70%, 04/01/28 (Call 03/01/28)	85	85,564
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	271	243,710
3.20%, 06/15/29 (Call 03/15/29)	105	90,927
3.25%, 07/15/27 (Call 04/15/27)	260	237,089
3.50%, 06/01/30 (Call 03/01/30)	745	651,853
4.50%, 12/01/44 (Call 06/01/44)	361	283,739
Federal Realty OP LP, 5.38%, 05/01/28	260	257,722
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27
(Call 09/15/27)(b)	370	295,404
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	405	331,185
3.35%, 09/01/24 (Call 08/01/24)	502	486,945
4.00%, 01/15/30 (Call 10/15/29)	570	497,388
4.00%, 01/15/31 (Call 10/15/30)	625	540,350
5.25%, 06/01/25 (Call 03/01/25)	848	835,916
5.30%, 01/15/29 (Call 10/15/28)	682	650,962
5.38%, 04/15/26 (Call 01/15/26)	1,032	1,014,394
5.75%, 06/01/28 (Call 03/03/28)	708	694,293
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(b)(c)	505	459,065
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	720	649,872
3.75%, 09/15/30(b)(c)	330	263,927
6.00%, 04/15/25 (Call 08/31/23)(b)(c)	300	295,464
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	601	461,808
3.50%, 08/01/26 (Call 05/01/26)	1,048	975,573
3.75%, 07/01/27 (Call 04/01/27)	375	348,232
Healthcare Trust of America Holdings LP, 3.10%,
02/15/30 (Call 11/15/29)	260	223,584
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	85	74,282
2.13%, 12/01/28 (Call 10/01/28)	400	341,568
2.88%, 01/15/31 (Call 10/15/30)	560	473,788
3.00%, 01/15/30 (Call 10/15/29)	740	645,051
3.25%, 07/15/26 (Call 05/15/26)	629	598,443
3.40%, 02/01/25 (Call 11/01/24)	23	22,186
3.50%, 07/15/29 (Call 04/15/29)	631	570,891
4.00%, 06/01/25 (Call 03/01/25)	80	77,506
6.75%, 02/01/41 (Call 08/01/40)	91	95,949
Healthpeak Properties Interim Inc., 5.25%, 12/15/32
(Call 09/15/32)	695	682,559
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	462	342,208
3.05%, 02/15/30 (Call 11/15/29)	740	578,192
4.13%, 03/15/28 (Call 12/15/27)	202	181,424
4.20%, 04/15/29 (Call 01/15/29)	280	238,972
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	415	400,990
Series F, 4.50%, 02/01/26 (Call 11/01/25)	457	442,902
Series H, 3.38%, 12/15/29 (Call 09/15/29)	225	193,799
Series I, 3.50%, 09/15/30 (Call 06/15/30)	717	612,949
Series J, 2.90%, 12/15/31 (Call 09/15/31)	500	396,290
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	975	641,833
3.95%, 11/01/27 (Call 08/01/27)	494	388,832

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.65%, 04/01/29 (Call 01/01/29)(c)	$124	$96,346
5.95%, 02/15/28 (Call 01/15/28)	30	24,893
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	165	127,497
2.30%, 11/15/28 (Call 09/15/28)	320	272,739
2.70%, 01/15/34 (Call 10/15/33)	410	313,244
4.15%, 04/15/32 (Call 01/15/32)	680	614,101
5.45%, 08/15/30	360	355,918
5.50%, 08/15/33	795	784,737
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	830	714,771
4.88%, 09/15/27 (Call 08/11/23)(b)	745	698,192
4.88%, 09/15/29 (Call 09/15/24)(b)	735	663,337
5.00%, 07/15/28 (Call 08/11/23)(b)	380	351,724
5.25%, 03/15/28 (Call 08/11/23)(b)	625	586,937
5.25%, 07/15/30 (Call 07/15/25)(b)	900	814,626
5.63%, 07/15/32 (Call 07/15/26)(b)	470	423,677
7.00%, 02/15/29	765	768,014
Iron Mountain Information Management
Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	555	480,641
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	495	346,658
2.65%, 11/15/33 (Call 08/15/33)	510	353,461
3.05%, 02/15/30 (Call 11/15/29)	420	334,202
3.45%, 12/15/24 (Call 09/15/24)	170	163,319
4.25%, 08/15/29 (Call 05/15/29)	472	405,273
4.38%, 10/01/25 (Call 07/01/25)	159	150,794
4.75%, 12/15/28 (Call 09/15/28)	220	198,110
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	330	280,665
2.25%, 12/01/31 (Call 09/01/31)	235	183,843
2.70%, 10/01/30 (Call 07/01/30)	570	473,077
2.80%, 10/01/26 (Call 07/01/26)	313	287,929
3.30%, 02/01/25 (Call 12/01/24)	290	278,646
3.70%, 10/01/49 (Call 04/01/49)	140	100,895
3.80%, 04/01/27 (Call 01/01/27)	115	107,883
4.13%, 12/01/46 (Call 06/01/46)	237	175,188
4.25%, 04/01/45 (Call 10/01/44)	350	269,616
4.45%, 09/01/47 (Call 03/01/47)	375	303,532
4.60%, 02/01/33 (Call 11/01/32)	155	144,339
Kite Realty Group LP, 4.00%, 10/01/26
(Call 07/01/26)	190	172,959
Kite Realty Group Trust, 4.75%, 09/15/30
(Call 06/15/30)	228	208,923
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.25%, 02/01/27 (Call 08/31/23)(b)	495	445,579
4.75%, 06/15/29 (Call 06/15/24)(b)	490	412,918
5.25%, 10/01/25 (Call 08/16/23)(b)(c)	270	258,568
Link Finance Cayman 2009 Ltd. (The)
2.75%, 01/19/32(d)	600	504,582
2.88%, 07/21/26(d)	400	372,696
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	25	18,958
2.70%, 09/15/30 (Call 06/15/30)	125	98,925
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	365	321,634
1.70%, 02/15/31 (Call 11/15/30)	470	372,451
2.75%, 03/15/30 (Call 12/15/29)	248	215,758
2.88%, 09/15/51 (Call 03/15/51)	120	77,442

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.60%, 06/01/27 (Call 03/01/27)	$289	$273,310
3.95%, 03/15/29 (Call 12/15/28)	315	297,562
4.00%, 11/15/25 (Call 08/15/25)	991	964,184
4.20%, 06/15/28 (Call 03/15/28)	622	596,598
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	960	691,354
4.63%, 08/01/29 (Call 08/01/24)(c)	674	537,117
5.00%, 10/15/27 (Call 08/31/23)	1,050	920,818
5.25%, 08/01/26 (Call 08/31/23)(c)	378	348,070
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	543	424,724
Necessity Retail REIT Inc./American Finance
Operating Partner LP (The), 4.50%, 09/30/28
(Call 06/30/28)(b)	410	320,517
New Residential Investment Corp., 6.25%, 10/15/25
(Call 08/31/23)(b)	340	323,357
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	112	93,288
3.00%, 04/15/52 (Call 10/15/51)	55	34,076
3.10%, 04/15/50 (Call 10/15/49)	380	235,999
3.50%, 10/15/27 (Call 07/15/27)	185	170,429
3.50%, 04/15/51 (Call 10/15/50)	135	91,985
3.60%, 12/15/26 (Call 09/15/26)	442	411,440
4.00%, 11/15/25 (Call 08/15/25)	115	109,749
4.30%, 10/15/28 (Call 07/15/28)	115	107,896
4.80%, 10/15/48 (Call 04/15/48)	283	234,870
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	235	159,067
2.65%, 06/15/26 (Call 05/15/26)	240	178,202
3.45%, 10/15/31 (Call 07/15/31)	295	155,583
4.50%, 02/01/25 (Call 11/01/24)	510	449,723
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	425	322,010
3.38%, 02/01/31 (Call 11/01/30)	330	266,736
3.63%, 10/01/29 (Call 07/01/29)	390	328,201
4.50%, 04/01/27 (Call 01/01/27)	345	326,663
4.75%, 01/15/28 (Call 10/15/27)	773	722,755
5.25%, 01/15/26 (Call 10/15/25)	420	409,962
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	575	502,245
5.88%, 10/01/28 (Call 10/01/23)(b)	490	453,431
7.50%, 06/01/25 (Call 08/31/23)(b)	500	502,945
Phillips Edison Grocery Center Operating
Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	580	435,157
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	550	429,528
3.95%, 01/15/28 (Call 10/15/27)	120	110,185
4.30%, 03/15/27 (Call 12/15/26)	240	228,686
Piedmont Operating Partnership LP, 3.15%,
08/15/30 (Call 05/15/30)	285	210,438
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	571	443,370
1.63%, 03/15/31 (Call 12/15/30)	265	207,675
1.75%, 07/01/30 (Call 04/01/30)	438	351,745
1.75%, 02/01/31 (Call 11/01/30)	475	379,292
2.13%, 04/15/27 (Call 02/15/27)	448	405,176
2.13%, 10/15/50 (Call 04/15/50)	568	316,359
2.25%, 04/15/30 (Call 01/15/30)	826	701,621
2.25%, 01/15/32 (Call 10/15/31)	775	627,393

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.88%, 11/15/29 (Call 08/15/29)	$370	$326,011
3.00%, 04/15/50 (Call 10/15/49)	278	188,971
3.05%, 03/01/50 (Call 09/01/49)	187	128,084
3.25%, 06/30/26 (Call 03/30/26)	172	163,452
3.25%, 10/01/26 (Call 07/01/26)	230	218,107
3.38%, 12/15/27 (Call 09/15/27)	255	239,078
3.88%, 09/15/28 (Call 06/15/28)	485	460,231
4.00%, 09/15/28 (Call 06/15/28)	212	203,075
4.38%, 02/01/29 (Call 11/01/28)	310	299,454
4.38%, 09/15/48 (Call 03/15/48)	205	175,478
4.63%, 01/15/33 (Call 10/15/32)	315	306,753
4.75%, 06/15/33 (Call 03/15/33)	600	582,834
4.88%, 06/15/28 (Call 05/15/28)	375	373,155
5.13%, 01/15/34	405	404,538
5.25%, 06/15/53 (Call 12/15/52)	385	379,487
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	450	405,805
1.50%, 11/09/26 (Call 10/09/26)	575	516,591
1.85%, 05/01/28 (Call 03/01/28)	645	561,821
1.95%, 11/09/28 (Call 09/09/28)	630	543,860
2.25%, 11/09/31 (Call 08/09/31)	525	429,334
2.30%, 05/01/31 (Call 02/01/31)	540	448,702
3.09%, 09/15/27 (Call 06/15/27)	495	463,681
3.39%, 05/01/29 (Call 02/01/29)	430	398,176
5.10%, 08/01/33	90	90,077
5.13%, 01/15/29	220	221,030
5.35%, 08/01/53	85	84,871
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)(c)	785	627,356
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	246	217,895
1.80%, 03/15/33 (Call 12/15/32)	375	275,767
2.20%, 06/15/28 (Call 04/15/28)	538	468,426
2.85%, 12/15/32 (Call 09/15/32)	390	318,174
3.00%, 01/15/27 (Call 10/15/26)	481	447,705
3.10%, 12/15/29 (Call 09/15/29)	315	279,840
3.25%, 06/15/29 (Call 03/15/29)	625	560,650
3.25%, 01/15/31 (Call 10/15/30)	670	584,026
3.40%, 01/15/28 (Call 11/15/27)	459	426,562
3.65%, 01/15/28 (Call 10/15/27)	265	248,777
3.88%, 04/15/25 (Call 02/15/25)	265	258,049
3.95%, 08/15/27 (Call 05/15/27)	835	795,638
4.13%, 10/15/26 (Call 07/15/26)	520	503,074
4.63%, 11/01/25 (Call 09/01/25)	1,040	1,025,180
4.65%, 03/15/47 (Call 09/15/46)	143	127,898
4.70%, 12/15/28 (Call 11/15/28)	360	350,788
4.85%, 03/15/30 (Call 01/15/30)	130	126,502
4.88%, 06/01/26 (Call 03/01/26)	363	359,570
4.90%, 07/15/33 (Call 04/15/33)	540	521,635
5.63%, 10/13/32 (Call 07/13/32)	320	325,312
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	245	211,597
3.60%, 02/01/27 (Call 11/01/26)	195	184,238
3.70%, 06/15/30 (Call 03/15/30)	170	152,929
4.13%, 03/15/28 (Call 12/15/27)	230	215,922
4.40%, 02/01/47 (Call 08/01/46)	155	123,369
4.65%, 03/15/49 (Call 09/15/48)	295	244,809
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	370	291,530
2.15%, 09/01/31 (Call 06/01/31)	375	291,634
5.00%, 06/15/28 (Call 05/15/28)	230	224,590

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	$425	$378,530
4.75%, 10/15/27 (Call 08/31/23)	564	530,290
7.25%, 07/15/28	270	274,817
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 08/31/23)(b)	340	314,531
4.00%, 09/15/29 (Call 09/15/24)(b)	365	305,830
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	560	429,962
3.90%, 10/15/29 (Call 07/15/29)	626	522,203
5.13%, 08/15/26 (Call 05/15/26)	907	873,060
Safehold GL Holdings LLC, 2.80%, 06/15/31
(Call 03/15/31)	620	482,906
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(c)	1,110	935,874
3.88%, 02/15/27 (Call 08/11/23)	1,075	990,193
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	120	113,328
3.50%, 02/12/25 (Call 11/12/24)(b)	595	572,634
3.63%, 01/28/26 (Call 12/28/25)(b)	315	299,978
3.75%, 03/23/27 (Call 12/23/26)(b)	440	413,860
4.38%, 05/28/30 (Call 02/28/30)(b)	915	857,620
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26),
(5-year CMT + 4.379%)(a)(b)	1,105	996,920
5.13%, 09/24/80 (Call 06/24/30),
(5-year CMT + 4.685%)(a)(b)	595	503,096
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	285	223,868
4.35%, 10/01/24 (Call 09/01/24)	626	601,267
4.38%, 02/15/30 (Call 08/15/29)	320	238,576
4.50%, 03/15/25 (Call 09/15/24)	285	268,758
4.75%, 10/01/26 (Call 08/01/26)	353	308,638
4.95%, 02/15/27 (Call 08/15/26)	285	244,305
4.95%, 10/01/29 (Call 07/01/29)	329	253,616
5.25%, 02/15/26 (Call 08/15/25)	255	232,805
5.50%, 12/15/27 (Call 09/15/27)	360	315,986
7.50%, 09/15/25 (Call 06/15/25)	580	573,411
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(c)	465	410,260
1.75%, 02/01/28 (Call 11/01/27)	512	442,015
2.00%, 09/13/24 (Call 06/13/24)	752	722,085
2.20%, 02/01/31 (Call 11/01/30)	455	366,853
2.25%, 01/15/32 (Call 10/15/31)	565	443,418
2.45%, 09/13/29 (Call 06/13/29)	1,194	1,014,506
2.65%, 07/15/30 (Call 04/15/30)	1,020	865,368
2.65%, 02/01/32 (Call 12/01/31)	500	406,865
3.25%, 11/30/26 (Call 08/30/26)	485	455,546
3.25%, 09/13/49 (Call 03/13/49)	710	476,403
3.30%, 01/15/26 (Call 10/15/25)	926	883,876
3.38%, 10/01/24 (Call 07/01/24)	955	929,511
3.38%, 06/15/27 (Call 03/15/27)	389	364,439
3.38%, 12/01/27 (Call 09/01/27)	324	302,000
3.50%, 09/01/25 (Call 06/01/25)	939	904,971
3.80%, 07/15/50 (Call 01/15/50)	620	460,059
4.25%, 10/01/44 (Call 04/01/44)	227	181,008
4.25%, 11/30/46 (Call 05/30/46)	435	343,441
4.75%, 03/15/42 (Call 09/15/41)	59	51,240
5.50%, 03/08/33 (Call 12/08/32)	520	520,146
5.85%, 03/08/53 (Call 09/03/52)	500	504,075

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.75%, 02/01/40 (Call 11/01/39)	$472	$513,767
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	460	436,457
4.25%, 02/01/26 (Call 11/01/25)	125	117,556
4.70%, 06/01/27 (Call 03/01/27)	735	689,467
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	315	268,500
2.70%, 02/15/32 (Call 11/15/31)	15	11,540
3.20%, 01/15/27 (Call 11/15/26)	212	192,276
3.20%, 02/15/31 (Call 11/15/30)	95	77,800
3.40%, 01/15/30 (Call 10/15/29)	250	215,515
4.00%, 07/15/29 (Call 04/15/29)	205	183,459
4.45%, 09/15/26 (Call 06/15/26)	495	471,685
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	310	274,831
3.75%, 12/31/24 (Call 09/30/24)(b)	235	225,038
4.38%, 01/15/27 (Call 07/15/26)(b)	375	332,812
4.75%, 03/15/25 (Call 09/15/24)	370	358,478
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	285	198,845
2.75%, 11/18/30 (Call 08/18/30)	400	292,736
4.50%, 03/15/28 (Call 12/15/27)	268	236,620
4.63%, 03/15/29 (Call 12/15/28)	722	616,220
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	440	370,748
2.70%, 07/15/31 (Call 04/15/31)	840	669,346
4.20%, 04/15/32 (Call 01/15/32)	279	245,958
5.70%, 01/15/33 (Call 10/15/32)	525	517,534
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	10	7,467
3.13%, 09/01/26 (Call 06/01/26)	344	309,022
3.88%, 07/15/27 (Call 04/15/27)	215	193,818
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/28/29)(d)	1,400	1,271,004
5.25%, 12/15/24 (Call 09/15/24)(c)(d)	400	394,964
5.25%, 01/30/26 (Call 10/30/25)(d)	200	194,992
6.39%, 01/15/50 (Call 07/28/49)(d)	600	499,254
6.95%, 01/30/44 (Call 07/30/43)(d)	200	178,008
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	170	125,756
2.10%, 08/01/32 (Call 05/01/32)	580	438,631
2.95%, 09/01/26 (Call 06/01/26)	337	310,296
3.00%, 08/15/31 (Call 05/15/31)	680	575,205
3.10%, 11/01/34 (Call 08/01/34)	110	87,584
3.20%, 01/15/30 (Call 10/15/29)	525	466,536
3.50%, 07/01/27 (Call 04/01/27)	155	144,880
3.50%, 01/15/28 (Call 10/15/27)	250	228,853
4.40%, 01/26/29 (Call 10/26/28)	483	454,290
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)(c)	510	337,375
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	435	362,612
6.50%, 02/15/29 (Call 02/15/24)(b)(c)	805	560,079
10.50%, 02/15/28 (Call 09/15/25)(b)	1,945	1,933,252
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	430	340,792
2.65%, 01/15/25 (Call 12/15/24)	204	193,310
3.00%, 01/15/30 (Call 10/15/29)	260	222,490
3.25%, 10/15/26 (Call 07/15/26)	371	342,251

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 02/01/25 (Call 11/01/24)	$371	$356,609
3.85%, 04/01/27 (Call 01/01/27)	256	240,238
4.00%, 03/01/28 (Call 12/01/27)	464	431,877
4.13%, 01/15/26 (Call 10/15/25)	350	336,000
4.38%, 02/01/45 (Call 08/01/44)	135	106,265
4.40%, 01/15/29 (Call 10/15/28)	688	646,369
4.75%, 11/15/30 (Call 08/15/30)	390	368,605
4.88%, 04/15/49 (Call 10/15/48)	325	275,564
5.70%, 09/30/43 (Call 03/30/43)	125	117,259
VICI Properties LP
4.38%, 05/15/25	480	468,202
4.75%, 02/15/28 (Call 01/15/28)	720	690,322
4.95%, 02/15/30 (Call 12/15/29)	820	777,385
5.13%, 05/15/32 (Call 02/15/32)	665	625,113
5.63%, 05/15/52 (Call 11/15/51)	495	453,440
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/24)(b)	1,071	1,030,227
3.75%, 02/15/27 (Call 02/15/24)(b)	963	890,736
3.88%, 02/15/29 (Call 11/15/28)(b)	590	524,793
4.13%, 08/15/30 (Call 02/15/25)(b)	1,125	997,717
4.25%, 12/01/26 (Call 12/01/23)(b)	1,340	1,264,129
4.50%, 09/01/26 (Call 06/01/26)(b)	815	775,155
4.50%, 01/15/28 (Call 10/15/27)(b)	555	515,945
4.63%, 06/15/25 (Call 03/15/25)(b)	505	490,991
4.63%, 12/01/29 (Call 12/01/24)(b)	669	611,874
5.75%, 02/01/27 (Call 11/01/26)(b)	623	614,870
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	270	230,048
3.40%, 06/01/31 (Call 03/01/31)	240	177,905
3.50%, 01/15/25 (Call 11/15/24)	375	353,752
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	865	745,293
3.50%, 06/15/29 (Call 03/15/29)(b)	360	295,841
4.13%, 09/20/28 (Call 06/20/28)(b)	235	203,207
4.63%, 09/20/48 (Call 03/20/48)(b)	290	194,874
WEA Finance LLC/Westfield UK & Europe
Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	842	803,740
4.75%, 09/17/44 (Call 03/17/44)(b)	314	216,547
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	850	692,767
3.85%, 06/15/32 (Call 03/15/32)	294	260,825
4.00%, 06/01/25 (Call 03/01/25)	1,146	1,110,382
6.50%, 03/15/41 (Call 09/15/40)	222	230,922
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	205	172,132
2.70%, 02/15/27 (Call 12/15/26)	395	363,605
2.75%, 01/15/31 (Call 10/15/30)	375	311,996
2.80%, 06/01/31 (Call 03/01/31)	582	482,816
3.10%, 01/15/30 (Call 10/15/29)	345	301,892
4.13%, 03/15/29 (Call 12/15/28)	500	467,480
4.25%, 04/01/26 (Call 01/01/26)	656	635,992
4.25%, 04/15/28 (Call 01/15/28)	585	555,557
4.95%, 09/01/48 (Call 03/01/48)	305	272,240
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	225	193,277
4.00%, 11/15/29 (Call 08/15/29)	553	511,978
4.00%, 04/15/30 (Call 01/15/30)	458	422,097
4.00%, 03/09/52 (Call 09/09/51)	70	55,461
4.75%, 05/15/26	480	473,909

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.95%, 10/01/27	$72	$76,632
7.38%, 03/15/32	711	803,387
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	762	574,418
2.40%, 02/01/31 (Call 11/01/30)	310	249,690
2.45%, 02/01/32 (Call 11/01/31)	240	189,161
3.85%, 07/15/29 (Call 04/15/29)	220	199,428
4.00%, 02/01/25 (Call 11/01/24)	116	112,940
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)(c)	365	318,006
6.38%, 08/15/25 (Call 08/11/23)(b)	392	386,367
		221,238,856
Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	555	488,189
3.88%, 01/15/28 (Call 08/31/23)(b)	1,140	1,043,328
4.00%, 10/15/30 (Call 10/15/25)(b)	2,220	1,904,494
4.38%, 01/15/28 (Call 08/31/23)(b)	567	523,590
5.75%, 04/15/25 (Call 08/31/23)(b)	341	339,251
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(b)	1,751	1,572,188
1.30%, 02/10/28 (Call 12/10/27)(b)	1,985	1,682,665
1.80%, 02/10/31 (Call 11/10/30)(b)	255	201,221
2.50%, 02/10/41 (Call 09/10/40)(b)	110	72,546
2.80%, 02/10/51 (Call 08/10/50)(b)	637	399,960
99 Escrow Issuer Inc., 7.50%, 01/15/26
(Call 01/15/24)(b)	265	103,880
Abercrombie & Fitch Management Co., 8.75%,
07/15/25 (Call 08/16/23)(b)	195	197,954
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	270	262,065
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	425	356,001
3.50%, 03/15/32 (Call 12/15/31)	380	309,316
3.90%, 04/15/30 (Call 01/15/30)(c)	376	328,045
5.90%, 03/09/26	220	220,103
5.95%, 03/09/28 (Call 02/09/28)	450	448,398
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	453	387,936
3.44%, 05/13/41 (Call 11/13/40)(b)	535	380,583
3.55%, 07/26/27 (Call 04/26/27)(b)	810	758,249
3.63%, 05/13/51 (Call 11/13/50)(b)	190	128,562
3.80%, 01/25/50 (Call 07/25/49)(b)	554	400,664
4.50%, 07/26/47 (Call 01/26/47)(b)	330	261,545
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	360	299,581
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 08/11/23)	261	239,157
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	630	558,640
4.75%, 03/01/30 (Call 03/01/25)	313	276,370
5.00%, 02/15/32 (Call 11/15/26)(b)	440	383,803
At Home Group Inc.
4.88%, 07/15/28 (Call 08/31/23)(b)(c)	200	115,786
7.13%, 07/15/29 (Call 07/15/24)(b)	370	113,078
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	401	331,058
2.40%, 08/01/31 (Call 05/01/31)	465	356,878
3.50%, 11/15/24 (Call 09/15/24)	90	87,355
3.80%, 11/15/27 (Call 08/15/27)	455	420,406
3.85%, 03/01/32 (Call 12/01/31)	280	236,933
4.50%, 10/01/25 (Call 07/01/25)	235	227,487
4.75%, 06/01/30 (Call 03/01/30)	556	523,224

Security	Par (000)	Value

Retail (continued)
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	$1,038	$810,201
3.13%, 04/21/26 (Call 01/21/26)	403	381,980
3.25%, 04/15/25 (Call 01/15/25)	220	211,739
3.63%, 04/15/25 (Call 03/15/25)	1,140	1,107,806
3.75%, 06/01/27 (Call 03/01/27)	458	438,178
3.75%, 04/18/29 (Call 01/18/29)	275	254,810
4.00%, 04/15/30 (Call 01/15/30)	458	425,180
4.50%, 02/01/28 (Call 01/01/28)	1,025	998,176
4.75%, 08/01/32 (Call 05/01/32)	270	260,615
4.75%, 02/01/33 (Call 11/01/32)	415	397,192
5.05%, 07/15/26	250	249,285
5.20%, 08/01/33 (Call 05/01/33)	245	242,273
Bath & Body Works Inc.
5.25%, 02/01/28	380	362,395
6.63%, 10/01/30 (Call 10/01/25)(b)	765	738,906
6.69%, 01/15/27	225	225,794
6.75%, 07/01/36	466	423,799
6.88%, 11/01/35	721	668,807
6.95%, 03/01/33	285	258,102
7.50%, 06/15/29 (Call 06/15/24)	350	354,525
7.60%, 07/15/37	165	147,172
9.38%, 07/01/25(b)	200	211,036
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27
(Call 08/31/23), (8.50% PIK)(b)(g)	285	257,897
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)	285	252,023
4.50%, 11/15/26 (Call 11/15/23)(b)	355	338,560
6.50%, 08/01/30 (Call 08/01/26)(b)	307	307,746
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	825	667,903
4.45%, 10/01/28 (Call 07/01/28)	526	511,283
Bloomin’ Brands Inc./OSI Restaurant Partners LLC,
5.13%, 04/15/29 (Call 04/15/24)(b)(c)	247	224,642
BlueLinx Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(b)	255	230,010
Brinker International Inc.
5.00%, 10/01/24 (Call 07/01/24)(b)	300	295,299
8.25%, 07/15/30	265	266,367
Carrols Restaurant Group Inc., 5.88%, 07/01/29
(Call 07/01/24)(b)(c)	215	182,144
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)	445	275,900
5.50%, 04/15/27 (Call 04/15/24)(b)	440	322,448
5.63%, 10/01/25 (Call 08/11/23)(b)	390	349,537
5.88%, 10/01/28 (Call 10/01/23)(b)	415	251,533
10.25%, 05/01/30 (Call 05/01/27)(b)	2,170	1,765,903
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 08/31/23)(b)	480	461,035
Chengdu Communications Investment Group Co.
Ltd., 2.20%, 12/01/24(d)	600	568,998
CK Hutchison International 20 Ltd., 3.38%, 05/08/50
(Call 11/08/49)(b)	215	159,956
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,113	987,075
1.60%, 04/20/30 (Call 01/20/30)	1,092	905,923
1.75%, 04/20/32 (Call 01/20/32)	1,024	821,146
3.00%, 05/18/27 (Call 02/18/27)	807	764,245
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	879	840,139

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.55%, 02/15/48 (Call 08/15/47)	$340	$285,161
Dave & Buster’s Inc., 7.63%, 11/01/25
(Call 08/31/23)(b)	302	305,083
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	445	361,638
4.10%, 01/15/52 (Call 07/15/51)	505	344,804
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	816	735,175
3.88%, 04/15/27 (Call 01/15/27)	570	546,351
4.13%, 05/01/28 (Call 02/01/28)	127	121,522
4.13%, 04/03/50 (Call 10/03/49)	568	435,395
4.15%, 11/01/25 (Call 08/01/25)	180	175,019
4.25%, 09/20/24	20	19,682
4.63%, 11/01/27 (Call 10/01/27)	465	455,333
5.00%, 11/01/32 (Call 08/01/32)	570	552,968
5.20%, 07/05/28	405	404,405
5.45%, 07/05/33	280	278,258
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	545	446,840
3.38%, 12/01/51 (Call 06/01/51)	290	194,317
4.00%, 05/15/25 (Call 03/15/25)	665	645,981
4.20%, 05/15/28 (Call 02/15/28)	877	840,271
eG Global Finance PLC
6.75%, 02/07/25 (Call 08/11/23)(b)	505	497,435
8.50%, 10/30/25 (Call 08/31/23)(b)	450	445,684
El Puerto de Liverpool SAB de CV, 3.88%,
10/06/26(d)	400	378,440
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28
(Call 02/15/25)(b)	378	394,235
Falabella SA
3.38%, 01/15/32 (Call 10/15/31)(d)	400	319,312
3.75%, 10/30/27 (Call 07/30/27)(d)	400	361,744
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 08/31/23)(b)	455	428,578
5.88%, 04/01/29 (Call 04/01/24)(b)	630	542,216
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	750	656,385
6.75%, 01/15/30 (Call 01/15/25)(b)	920	789,958
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	355	317,398
5.63%, 01/01/30 (Call 01/01/25)(b)	415	383,207
Foot Locker Inc., 4.00%, 10/01/29
(Call 10/01/24)(b)(c)	300	234,396
Foundation Building Materials Inc., 6.00%, 03/01/29
(Call 03/01/24)(b)	310	268,903
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	590	439,638
3.88%, 10/01/31 (Call 10/01/26)(b)	540	386,138
Genuine Parts Co.
1.75%, 02/01/25 (Call 08/11/23)	145	137,405
1.88%, 11/01/30 (Call 08/01/30)	445	349,992
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 08/31/23)(b)	545	480,505
Guitar Center Inc., 8.50%, 01/15/26
(Call 08/11/23)(b)	420	386,417
GYP Holdings III Corp., 4.63%, 05/01/29
(Call 05/01/24)(b)(c)	267	238,778
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	1,070	905,338

Security	Par (000)	Value

Retail (continued)
1.38%, 03/15/31 (Call 12/15/30)	$1,160	$913,581
1.50%, 09/15/28 (Call 07/15/28)	450	386,397
1.88%, 09/15/31 (Call 06/15/31)	350	283,451
2.13%, 09/15/26 (Call 06/15/26)	365	337,647
2.38%, 03/15/51 (Call 09/15/50)	1,078	657,505
2.50%, 04/15/27 (Call 02/15/27)	1,175	1,090,964
2.70%, 04/15/25 (Call 03/15/25)	315	302,690
2.70%, 04/15/30 (Call 01/15/30)	1,258	1,112,122
2.75%, 09/15/51 (Call 03/15/51)	648	430,026
2.80%, 09/14/27 (Call 06/14/27)	1,338	1,247,605
2.88%, 04/15/27 (Call 03/15/27)	900	845,622
2.95%, 06/15/29 (Call 03/15/29)	1,728	1,580,083
3.00%, 04/01/26 (Call 01/01/26)	480	459,293
3.13%, 12/15/49 (Call 06/15/49)	1,060	764,567
3.25%, 04/15/32 (Call 01/15/32)	1,255	1,124,103
3.30%, 04/15/40 (Call 10/15/39)	1,116	902,018
3.35%, 09/15/25 (Call 06/15/25)	539	521,154
3.35%, 04/15/50 (Call 10/15/49)	1,156	875,705
3.50%, 09/15/56 (Call 03/15/56)	440	334,189
3.63%, 04/15/52 (Call 10/15/51)	1,195	941,325
3.90%, 12/06/28 (Call 09/06/28)	720	695,815
3.90%, 06/15/47 (Call 12/15/46)	1,008	847,022
4.00%, 09/15/25 (Call 08/15/25)	600	588,876
4.20%, 04/01/43 (Call 10/01/42)	757	673,904
4.25%, 04/01/46 (Call 10/01/45)	1,327	1,173,214
4.40%, 03/15/45 (Call 09/15/44)	726	652,638
4.50%, 09/15/32 (Call 06/15/32)(c)	700	688,898
4.50%, 12/06/48 (Call 06/06/48)	1,153	1,060,887
4.88%, 02/15/44 (Call 08/15/43)	593	577,060
4.95%, 09/15/52 (Call 03/15/52)(c)	830	815,641
5.40%, 09/15/40 (Call 03/15/40)	343	351,750
5.88%, 12/16/36	2,129	2,310,433
5.95%, 04/01/41 (Call 10/01/40)	147	160,328
InRetail Consumer, 3.25%, 03/22/28
(Call 01/22/28)(d)	400	346,684
IRB Holding Corp., 7.00%, 06/15/25
(Call 08/31/23)(b)	569	571,782
JMH Co. Ltd.
2.50%, 04/09/31 (Call 01/09/31)(d)	600	500,742
2.88%, 04/09/36 (Call 01/09/36)(d)	400	309,612
Ken Garff Automotive LLC, 4.88%, 09/15/28
(Call 09/15/23)(b)	290	255,177
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 06/01/27
(Call 08/31/23)(b)	599	578,688
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	305	288,060
4.63%, 05/01/31 (Call 02/01/31)	410	301,879
5.55%, 07/17/45 (Call 01/17/45)	313	201,253
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 01/15/24)(b)	625	538,494
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/01/24)(b)	707	616,999
8.25%, 08/01/31 (Call 08/01/26)(b)	325	330,213
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	580	499,496
4.38%, 01/15/31 (Call 10/15/25)(b)	425	365,355
4.63%, 12/15/27 (Call 08/31/23)(b)	305	283,802
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	990	840,104

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
1.70%, 09/15/28 (Call 07/15/28)	$1,015	$868,190
1.70%, 10/15/30 (Call 07/15/30)	875	700,805
2.50%, 04/15/26 (Call 01/15/26)	1,717	1,608,915
2.63%, 04/01/31 (Call 01/01/31)	760	641,714
2.80%, 09/15/41 (Call 03/15/41)	760	533,406
3.00%, 10/15/50 (Call 04/15/50)	1,383	904,814
3.10%, 05/03/27 (Call 02/03/27)	968	907,277
3.13%, 09/15/24 (Call 06/15/24)	666	647,632
3.35%, 04/01/27 (Call 03/01/27)	535	506,008
3.38%, 09/15/25 (Call 06/15/25)	605	581,484
3.50%, 04/01/51 (Call 10/01/50)	600	425,790
3.65%, 04/05/29 (Call 01/05/29)	1,178	1,098,026
3.70%, 04/15/46 (Call 10/15/45)	940	724,721
3.75%, 04/01/32 (Call 01/01/32)	1,665	1,508,873
4.00%, 04/15/25 (Call 03/15/25)	1,183	1,157,755
4.05%, 05/03/47 (Call 11/03/46)	1,163	934,691
4.25%, 04/01/52 (Call 10/01/51)	1,040	843,378
4.38%, 09/15/45 (Call 03/15/45)	405	339,835
4.40%, 09/08/25	705	691,894
4.45%, 04/01/62 (Call 10/01/61)	697	560,897
4.50%, 04/15/30 (Call 01/15/30)	673	651,713
4.55%, 04/05/49 (Call 10/05/48)	280	239,291
4.65%, 04/15/42 (Call 10/15/41)	310	276,368
4.80%, 04/01/26 (Call 03/01/26)	385	382,193
5.00%, 04/15/33 (Call 01/15/33)(c)	860	851,331
5.00%, 04/15/40 (Call 10/15/39)	288	270,141
5.13%, 04/15/50 (Call 10/15/49)	328	307,290
5.15%, 07/01/33 (Call 04/01/33)	470	469,455
5.50%, 10/15/35	20	20,220
5.63%, 04/15/53 (Call 10/15/52)	1,140	1,132,100
5.75%, 07/01/53 (Call 01/01/53)	210	212,558
5.80%, 09/15/62 (Call 03/15/62)	855	848,733
5.85%, 04/01/63 (Call 10/01/62)	425	426,033
6.50%, 03/15/29	200	215,340
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 08/31/23)(b)	585	548,566
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)(c)	190	118,524
4.50%, 12/15/34 (Call 06/15/34)	295	216,014
5.13%, 01/15/42 (Call 07/15/41)	155	107,034
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	330	305,316
5.88%, 03/15/30 (Call 03/15/25)(b)(c)	325	293,368
6.13%, 03/15/32 (Call 03/15/27)(b)(c)	320	286,771
6.38%, 03/15/37	160	125,651
6.70%, 07/15/34(b)	141	117,092
Marks & Spencer PLC, 7.13%, 12/01/37(b)	225	215,307
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	45	41,742
2.13%, 03/01/30 (Call 12/01/29)	555	470,784
2.63%, 09/01/29 (Call 06/01/29)	770	684,630
3.30%, 07/01/25 (Call 06/01/25)	1,600	1,546,528
3.38%, 05/26/25 (Call 02/26/25)	614	595,654
3.50%, 03/01/27 (Call 12/01/26)	690	658,232
3.50%, 07/01/27 (Call 05/01/27)	962	917,026
3.60%, 07/01/30 (Call 04/01/30)	1,140	1,057,202
3.63%, 05/01/43	120	95,387
3.63%, 09/01/49 (Call 03/01/49)	1,251	971,552
3.70%, 01/30/26 (Call 10/30/25)	1,509	1,460,048
3.70%, 02/15/42	280	227,133
3.80%, 04/01/28 (Call 01/01/28)	1,256	1,206,225

Security	Par (000)	Value

Retail (continued)
4.20%, 04/01/50 (Call 10/01/49)	$913	$782,688
4.45%, 03/01/47 (Call 09/01/46)	481	428,552
4.45%, 09/01/48 (Call 03/01/48)	282	252,548
4.60%, 09/09/32 (Call 06/09/32)(c)	250	246,770
4.60%, 05/26/45 (Call 11/26/44)	258	233,952
4.70%, 12/09/35 (Call 06/09/35)	713	689,029
4.88%, 07/15/40	607	576,061
4.88%, 12/09/45 (Call 06/09/45)	861	817,115
5.15%, 09/09/52 (Call 03/09/52)	350	346,041
5.70%, 02/01/39	886	910,649
6.30%, 10/15/37	580	637,165
6.30%, 03/01/38	696	765,844
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	620	527,006
7.88%, 05/01/29 (Call 05/01/24)(b)	971	692,041
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	380	322,624
4.75%, 09/15/29 (Call 09/15/24)	365	335,690
5.63%, 05/01/27 (Call 08/31/23)	165	160,995
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 08/31/23)(b)	810	758,346
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	277	250,599
4.25%, 08/01/31 (Call 05/01/31)	330	260,426
4.38%, 04/01/30 (Call 01/01/30)	410	345,769
5.00%, 01/15/44 (Call 07/15/43)	714	486,727
6.95%, 03/15/28(c)	252	249,931
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	440	347,842
3.55%, 03/15/26 (Call 12/15/25)	115	110,269
3.60%, 09/01/27 (Call 06/01/27)	706	669,267
3.90%, 06/01/29 (Call 03/01/29)	374	352,802
4.20%, 04/01/30 (Call 01/01/30)	15	14,143
4.35%, 06/01/28 (Call 03/01/28)	215	209,530
4.70%, 06/15/32 (Call 03/15/32)	770	741,402
Papa John’s International Inc., 3.88%, 09/15/29
(Call 09/15/24)(b)(c)	255	219,308
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	295	236,490
6.75%, 08/01/29 (Call 08/01/24)(b)	240	195,590
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(b)	250	217,135
7.50%, 10/15/27 (Call 08/31/23)(b)	270	265,542
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 08/11/23)	370	352,436
3.75%, 06/15/29 (Call 06/15/24)	370	320,150
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	815	746,899
7.75%, 02/15/29 (Call 02/15/24)(b)	915	892,903
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	353	199,802
4.45%, 02/15/25 (Call 11/15/24)	460	389,339
4.75%, 02/15/27 (Call 11/15/26)	420	271,580
5.45%, 08/15/34 (Call 02/15/34)(c)	295	149,072
5.95%, 03/15/43	240	118,061
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/24)(b)(c)	333	196,277
7.70%, 02/15/27	56	11,912
8.00%, 11/15/26 (Call 08/31/23)(b)	706	352,887

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	$637	$565,503
1.88%, 04/15/31 (Call 01/15/31)	240	189,787
4.60%, 04/15/25 (Call 03/15/25)	673	660,792
Sally Holdings LLC/Sally Capital Inc., 5.63%,
12/01/25 (Call 08/31/23)	470	467,001
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 08/31/23)(b)	265	260,964
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	499	427,543
4.88%, 11/15/31 (Call 11/15/26)(b)(c)	410	340,767
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26
(Call 08/31/23)(b)	555	530,019
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	485	441,297
6.00%, 12/01/29 (Call 12/01/24)(b)	660	572,154
6.13%, 07/01/29 (Call 07/01/24)(b)	315	277,301
Staples Inc.
7.50%, 04/15/26 (Call 08/31/23)(b)	1,480	1,219,668
10.75%, 04/15/27 (Call 04/15/24)(b)(c)	760	435,100
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	1,025	925,606
2.25%, 03/12/30 (Call 12/12/29)	443	374,889
2.45%, 06/15/26 (Call 03/15/26)	635	593,566
2.55%, 11/15/30 (Call 08/15/30)	1,086	927,325
3.00%, 02/14/32 (Call 11/14/31)	840	726,071
3.35%, 03/12/50 (Call 09/12/49)	240	174,754
3.50%, 03/01/28 (Call 12/01/27)	557	524,844
3.50%, 11/15/50 (Call 05/15/50)	718	537,028
3.55%, 08/15/29 (Call 05/15/29)	858	802,590
3.75%, 12/01/47 (Call 06/01/47)	590	462,973
3.80%, 08/15/25 (Call 06/15/25)	961	934,467
4.00%, 11/15/28 (Call 08/15/28)	715	689,460
4.30%, 06/15/45 (Call 12/15/44)	180	155,027
4.45%, 08/15/49 (Call 02/15/49)	750	659,175
4.50%, 11/15/48 (Call 05/15/48)	776	687,365
4.75%, 02/15/26	300	297,846
4.80%, 02/15/33 (Call 11/15/32)	485	478,646
Suburban Propane Partners LP/Suburban Energy
Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(b)	490	421,052
5.88%, 03/01/27 (Call 08/31/23)	245	240,901
Superior Plus LP/Superior General Partner Inc.,
4.50%, 03/15/29 (Call 03/15/24)(b)	465	410,660
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(c)	640	587,904
2.25%, 04/15/25 (Call 03/15/25)	1,225	1,168,135
2.35%, 02/15/30 (Call 11/15/29)	744	644,780
2.50%, 04/15/26	858	812,397
2.65%, 09/15/30 (Call 06/15/30)	577	503,733
2.95%, 01/15/52 (Call 07/15/51)	1,020	704,096
3.38%, 04/15/29 (Call 01/15/29)	1,055	993,040
3.63%, 04/15/46	505	407,116
3.90%, 11/15/47 (Call 05/15/47)	431	360,950
4.00%, 07/01/42	225	200,963
4.40%, 01/15/33 (Call 10/15/32)(c)	470	454,006
4.50%, 09/15/32 (Call 06/15/32)	970	944,421
4.80%, 01/15/53 (Call 07/15/52)	1,005	954,539
6.50%, 10/15/37	270	303,961

Security	Par (000)	Value

Retail (continued)
7.00%, 01/15/38	$100	$119,435
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	730	627,201
1.60%, 05/15/31 (Call 02/15/31)	355	288,111
2.25%, 09/15/26 (Call 06/15/26)	595	552,053
3.88%, 04/15/30 (Call 01/15/30)	557	529,919
4.50%, 04/15/50 (Call 10/15/49)	310	285,749
TPro Acquisition Corp., 11.00%, 10/15/24
(Call 08/31/23)(b)	231	230,173
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	360	284,551
5.25%, 05/15/33 (Call 02/15/33)	180	177,599
Victoria’s Secret & Co., 4.63%, 07/15/29
(Call 07/15/24)(b)(c)	470	352,641
Vivo Energy Investments BV, 5.13%, 09/24/27
(Call 09/24/23)(b)	35	32,077
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(c)	582	495,445
3.45%, 06/01/26 (Call 03/01/26)	697	657,738
3.80%, 11/18/24 (Call 08/18/24)	281	274,079
4.10%, 04/15/50 (Call 10/15/49)	1,261	898,198
4.50%, 11/18/34 (Call 05/18/34)	305	273,622
4.65%, 06/01/46 (Call 12/01/45)	205	163,479
4.80%, 11/18/44 (Call 05/18/44)	30	24,379
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	102	90,796
2.50%, 09/22/41 (Call 03/22/41)	1,250	917,337
2.65%, 12/15/24 (Call 10/15/24)	100	96,607
2.65%, 09/22/51 (Call 03/22/51)	1,333	931,727
2.95%, 09/24/49 (Call 03/24/49)	170	124,850
3.05%, 07/08/26 (Call 05/08/26)	670	642,724
3.25%, 07/08/29 (Call 04/08/29)	860	806,250
3.55%, 06/26/25 (Call 04/26/25)	95	92,654
3.63%, 12/15/47 (Call 06/15/47)	250	208,480
3.70%, 06/26/28 (Call 03/26/28)	1,185	1,150,457
3.90%, 04/15/28 (Call 03/15/28)	370	361,490
3.95%, 06/28/38 (Call 12/28/37)	580	530,271
4.00%, 04/15/26 (Call 03/15/26)	240	235,718
4.00%, 04/15/30 (Call 02/15/30)	1,080	1,051,931
4.00%, 04/11/43 (Call 10/11/42)	10	8,925
4.05%, 06/29/48 (Call 12/29/47)	1,164	1,060,264
4.10%, 04/15/33	900	869,535
4.15%, 09/09/32 (Call 06/09/32)	715	700,886
4.50%, 09/09/52 (Call 03/09/52)	990	951,222
4.50%, 04/15/53	1,150	1,107,887
5.00%, 10/25/40	125	127,855
5.25%, 09/01/35	976	1,029,953
5.63%, 04/01/40	710	765,756
5.63%, 04/15/41	195	211,298
5.88%, 04/05/27	40	41,814
6.20%, 04/15/38	430	489,779
6.50%, 08/15/37	265	310,426
7.55%, 02/15/30	100	116,439
White Cap Buyer LLC, 6.88%, 10/15/28
(Call 10/15/23)(b)	485	438,343
White Cap Parent LLC, 8.25%, 03/15/26
(Call 03/15/24), (9.00% PIK)(b)(g)	200	193,510
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	851	728,218
4.63%, 01/31/32 (Call 10/01/26)	810	733,690

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.75%, 01/15/30 (Call 10/15/29)(b)	$580	$542,312
5.35%, 11/01/43 (Call 05/01/43)	222	200,537
5.38%, 04/01/32 (Call 04/01/27)	745	705,061
6.88%, 11/15/37	205	221,252
Zhongsheng Group Holdings Ltd., 3.00%, 01/13/26
(Call 12/13/25)(d)	200	183,378
		192,251,456
Savings & Loans — 0.0%
Axos Financial Inc.
4.00%, 03/01/32 (Call 03/01/27),
(3-mo. SOFR + 2.270%)(a)	120	90,268
4.88%, 10/01/30 (Call 10/01/25),
(3-mo. SOFR + 4.760%)(a)	130	103,979
Nationwide Building Society
1.00%, 08/28/25(b)	1,006	911,386
1.50%, 10/13/26(b)	470	411,443
3.90%, 07/21/25(b)	1,312	1,265,372
3.96%, 07/18/30 (Call 07/18/29),
(3-mo. LIBOR US + 1.855%)(a)(b)	395	355,105
4.00%, 09/14/26(b)	575	533,249
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(a)(b)	1,655	1,537,710
4.85%, 07/27/27(b)	450	439,348
		5,647,860
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	365	343,177
4.39%, 06/01/52 (Call 12/01/51)	690	621,193
Amkor Technology Inc., 6.63%, 09/15/27
(Call 08/31/23)(b)	405	405,304
ams-OSRAM AG, 7.00%, 07/31/25
(Call 08/31/23)(b)	300	266,904
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	465	399,909
2.10%, 10/01/31 (Call 07/01/31)	538	443,441
2.80%, 10/01/41 (Call 04/01/41)	430	316,669
2.95%, 04/01/25 (Call 03/01/25)	220	212,205
2.95%, 10/01/51 (Call 04/01/51)	790	548,513
3.45%, 06/15/27 (Call 03/15/27)(b)	85	80,532
3.50%, 12/05/26 (Call 09/05/26)	1,370	1,319,913
5.30%, 12/15/45 (Call 06/15/45)	50	49,428
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	810	671,279
2.75%, 06/01/50 (Call 12/01/49)	752	524,618
3.30%, 04/01/27 (Call 01/01/27)	1,184	1,130,317
3.90%, 10/01/25 (Call 07/01/25)	513	500,986
4.35%, 04/01/47 (Call 10/01/46)	841	777,042
5.10%, 10/01/35 (Call 04/01/35)	587	593,651
5.85%, 06/15/41	536	583,500
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	435	419,105
3.50%, 01/15/28 (Call 10/15/27)	705	652,478
3.88%, 01/15/27 (Call 10/15/26)	2,409	2,296,981
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	793	686,048
2.45%, 02/15/31 (Call 11/15/30)(b)	2,050	1,663,698
2.60%, 02/15/33 (Call 11/15/32)(b)	1,000	778,630
3.14%, 11/15/35 (Call 08/15/35)(b)	2,180	1,673,106
3.15%, 11/15/25 (Call 10/15/25)	851	811,828

Security	Par (000)	Value

Semiconductors (continued)
3.19%, 11/15/36 (Call 08/15/36)(b)	$1,190	$898,379
3.42%, 04/15/33 (Call 01/15/33)(b)	2,071	1,731,501
3.46%, 09/15/26 (Call 07/15/26)	1,033	979,139
3.47%, 04/15/34 (Call 01/15/34)(b)	2,695	2,205,426
3.50%, 02/15/41 (Call 08/15/40)(b)	2,484	1,844,594
3.63%, 10/15/24 (Call 09/15/24)	130	126,694
3.75%, 02/15/51 (Call 08/15/50)(b)	1,183	862,230
4.00%, 04/15/29 (Call 02/15/29)(b)	610	565,391
4.11%, 09/15/28 (Call 06/15/28)	795	752,340
4.15%, 11/15/30 (Call 08/15/30)	1,421	1,305,004
4.15%, 04/15/32 (Call 01/15/32)(b)	675	609,134
4.30%, 11/15/32 (Call 08/15/32)	1,529	1,394,677
4.75%, 04/15/29 (Call 01/15/29)	400	387,392
4.93%, 05/15/37 (Call 02/15/37)(b)	2,455	2,232,651
5.00%, 04/15/30 (Call 01/15/30)	90	88,513
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	785	732,758
5.95%, 06/15/30 (Call 06/15/25)(b)	625	599,056
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	270	235,459
4.38%, 04/15/28 (Call 08/11/23)(b)	320	293,011
Foundry JV Holdco LLC, 5.88%, 01/25/34
(Call 10/25/33)(b)(c)	155	153,467
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	560	484,081
2.00%, 08/12/31 (Call 05/12/31)	684	556,708
2.45%, 11/15/29 (Call 08/15/29)	1,496	1,309,853
2.60%, 05/19/26 (Call 02/19/26)	778	734,556
2.80%, 08/12/41 (Call 02/12/41)	375	263,978
3.05%, 08/12/51 (Call 02/12/51)	383	254,450
3.10%, 02/15/60 (Call 08/15/59)	820	525,751
3.15%, 05/11/27 (Call 02/11/27)	695	652,918
3.20%, 08/12/61 (Call 02/12/61)	500	323,160
3.25%, 11/15/49 (Call 05/15/49)	1,728	1,214,715
3.40%, 03/25/25 (Call 02/25/25)	1,532	1,489,502
3.70%, 07/29/25 (Call 04/29/25)	900	875,727
3.73%, 12/08/47 (Call 06/08/47)	1,641	1,279,980
3.75%, 03/25/27 (Call 01/25/27)	920	886,843
3.75%, 08/05/27 (Call 07/05/27)	705	675,707
3.90%, 03/25/30 (Call 12/25/29)	1,114	1,050,313
4.00%, 08/05/29 (Call 06/05/29)	400	383,184
4.00%, 12/15/32	616	575,024
4.10%, 05/19/46 (Call 11/19/45)	660	554,301
4.10%, 05/11/47 (Call 11/11/46)	973	816,075
4.15%, 08/05/32 (Call 05/05/32)	650	616,850
4.25%, 12/15/42	986	849,025
4.60%, 03/25/40 (Call 09/25/39)	700	651,826
4.75%, 03/25/50 (Call 09/25/49)	1,820	1,636,489
4.80%, 10/01/41	675	626,704
4.88%, 02/10/26	1,028	1,024,443
4.88%, 02/10/28 (Call 01/10/28)	1,330	1,325,810
4.90%, 07/29/45 (Call 01/29/45)	510	499,662
4.90%, 08/05/52 (Call 02/05/52)	905	840,573
4.95%, 03/25/60 (Call 09/25/59)	1,015	931,262
5.05%, 08/05/62 (Call 02/05/62)	500	464,670
5.13%, 02/10/30 (Call 12/10/29)	1,525	1,536,361
5.20%, 02/10/33 (Call 11/10/32)	1,370	1,384,399
5.63%, 02/10/43 (Call 08/10/42)	885	894,620
5.70%, 02/10/53 (Call 08/10/52)	1,335	1,361,633
5.90%, 02/10/63 (Call 08/10/62)	1,005	1,038,778

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	$525	$389,561
4.10%, 03/15/29 (Call 12/15/28)	849	819,472
4.65%, 11/01/24 (Call 08/01/24)	222	219,773
4.65%, 07/15/32 (Call 04/15/32)	430	425,016
4.95%, 07/15/52 (Call 01/15/52)	950	921,338
5.00%, 03/15/49 (Call 09/15/48)	476	458,788
5.25%, 07/15/62 (Call 01/15/62)	775	773,357
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	383	317,668
2.88%, 06/15/50 (Call 12/15/49)	669	460,513
3.13%, 06/15/60 (Call 12/15/59)	780	520,182
3.75%, 03/15/26 (Call 01/15/26)	1,168	1,134,840
3.80%, 03/15/25 (Call 12/15/24)	360	352,447
4.00%, 03/15/29 (Call 12/15/28)	795	769,266
4.88%, 03/15/49 (Call 09/15/48)	496	474,603
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	449	405,977
2.45%, 04/15/28 (Call 02/15/28)	691	605,288
2.95%, 04/15/31 (Call 01/15/31)	552	464,889
4.88%, 06/22/28 (Call 03/22/28)	434	421,483
Microchip Technology Inc.
0.98%, 09/01/24	864	819,850
4.25%, 09/01/25 (Call 08/31/23)	630	612,694
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	690	548,274
3.37%, 11/01/41 (Call 05/01/41)	540	381,332
3.48%, 11/01/51 (Call 05/01/51)	415	275,734
4.19%, 02/15/27 (Call 12/15/26)	890	854,863
4.66%, 02/15/30 (Call 11/15/29)	722	684,276
4.98%, 02/06/26 (Call 12/06/25)	789	778,711
5.33%, 02/06/29 (Call 11/06/28)	764	755,245
5.38%, 04/15/28 (Call 03/15/28)	550	545,144
5.88%, 02/09/33 (Call 11/09/32)	500	500,340
5.88%, 09/15/33	600	595,740
6.75%, 11/01/29 (Call 09/01/29)	915	961,445
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	1,185	1,033,675
2.00%, 06/15/31 (Call 03/15/31)	1,034	862,501
2.85%, 04/01/30 (Call 01/01/30)	1,607	1,453,226
3.20%, 09/16/26 (Call 06/16/26)	480	460,502
3.50%, 04/01/40 (Call 10/01/39)	1,189	1,012,576
3.50%, 04/01/50 (Call 10/01/49)	1,263	1,015,844
3.70%, 04/01/60 (Call 10/01/59)	500	407,075
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	663	660,739
5.55%, 12/01/28 (Call 09/01/28)	547	553,345
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	820	669,891
2.65%, 02/15/32 (Call 11/15/31)	505	409,424
2.70%, 05/01/25 (Call 04/01/25)	500	476,070
3.13%, 02/15/42 (Call 08/15/41)	360	252,684
3.15%, 05/01/27 (Call 03/01/27)	1,014	938,660
3.25%, 05/11/41 (Call 11/11/40)	815	593,369
3.25%, 11/30/51 (Call 05/30/51)	500	331,855
3.40%, 05/01/30 (Call 02/01/30)	822	728,234
3.88%, 06/18/26 (Call 04/18/26)	510	489,131
4.30%, 06/18/29 (Call 03/18/29)	803	757,727
4.40%, 06/01/27 (Call 05/01/27)	70	67,820
5.00%, 01/15/33 (Call 10/15/32)	525	504,504

Security	Par (000)	Value

Semiconductors (continued)
ON Semiconductor Corp., 3.88%, 09/01/28
(Call 09/01/23)(b)	$540	$489,094
Qorvo Inc.
1.75%, 12/15/24 (Call 08/11/23)(b)	985	923,772
3.38%, 04/01/31 (Call 04/01/26)(b)	605	498,363
4.38%, 10/15/29 (Call 10/15/24)	932	853,749
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	888	757,952
1.65%, 05/20/32 (Call 02/20/32)	861	675,851
2.15%, 05/20/30 (Call 02/20/30)	948	808,682
3.25%, 05/20/27 (Call 02/20/27)	833	790,592
3.25%, 05/20/50 (Call 11/20/49)(c)	445	332,224
3.45%, 05/20/25 (Call 02/20/25)	1,003	974,214
4.25%, 05/20/32 (Call 02/20/32)	165	160,141
4.30%, 05/20/47 (Call 11/20/46)	1,215	1,086,088
4.50%, 05/20/52 (Call 11/20/51)	815	735,513
4.65%, 05/20/35 (Call 11/20/34)	835	830,324
4.80%, 05/20/45 (Call 11/20/44)	1,330	1,285,857
5.40%, 05/20/33 (Call 02/20/33)	600	627,672
6.00%, 05/20/53 (Call 11/20/52)	655	728,589
Renesas Electronics Corp., 2.17%, 11/25/26
(Call 10/25/26)(b)	945	836,287
SK Hynix Inc.
1.50%, 01/19/26(d)	800	715,744
2.38%, 01/19/31(d)	800	622,208
3.00%, 09/17/24(d)	200	192,746
6.25%, 01/17/26(d)	600	601,998
6.38%, 01/17/28(d)	700	711,599
6.50%, 01/17/33(d)	700	715,127
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	800	716,528
3.00%, 06/01/31 (Call 03/01/31)	540	448,195
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	315	271,776
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	105	94,180
1.38%, 03/12/25 (Call 02/12/25)	727	684,667
1.75%, 05/04/30 (Call 02/04/30)	702	588,304
1.90%, 09/15/31 (Call 06/15/31)	605	496,826
2.25%, 09/04/29 (Call 06/04/29)	654	571,753
2.70%, 09/15/51 (Call 03/15/51)	431	294,041
2.90%, 11/03/27 (Call 08/03/27)	955	891,846
3.65%, 08/16/32 (Call 05/16/32)	350	323,033
3.88%, 03/15/39 (Call 09/15/38)	622	551,129
4.10%, 08/16/52 (Call 02/16/52)	335	292,070
4.15%, 05/15/48 (Call 11/15/47)	1,210	1,084,898
4.60%, 02/15/28 (Call 01/15/28)	365	365,296
4.70%, 11/18/24	400	398,540
4.90%, 03/14/33 (Call 12/14/32)	395	400,700
5.00%, 03/14/53 (Call 09/14/52)	515	513,558
5.05%, 05/18/63	330	326,179
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	415	371,375
2.50%, 10/25/31 (Call 07/25/31)	275	229,083
3.13%, 10/25/41 (Call 04/25/41)	720	565,920
3.25%, 10/25/51 (Call 04/25/51)	770	577,939
3.88%, 04/22/27 (Call 03/22/27)	600	577,188
4.25%, 04/22/32 (Call 01/22/32)	575	550,476
4.50%, 04/22/52 (Call 10/22/51)	560	525,028
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(d)	800	722,776

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
1.00%, 09/28/27 (Call 07/28/27)(d)	$1,000	$850,310
1.25%, 04/23/26 (Call 03/23/26)(d)	800	717,984
1.38%, 09/28/30 (Call 06/28/30)(d)	1,200	939,720
1.75%, 04/23/28 (Call 02/23/28)(d)	600	517,434
2.25%, 04/23/31 (Call 01/23/31)(d)	600	495,048
4.38%, 07/22/27 (Call 06/22/27)(d)	200	195,672
4.63%, 07/22/32 (Call 04/22/32)(d)	200	196,558
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	916	789,885
		134,374,464
Shipbuilding — 0.0%
CSSC Capital 2015 Ltd.
2.10%, 07/27/26(d)	400	358,948
3.00%, 02/13/30(d)	400	327,420
CSSC Capital Ltd. Co., 2.50%, 02/13/25(d)	200	189,726
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	275	233,140
3.48%, 12/01/27 (Call 09/01/27)	1,030	950,381
3.84%, 05/01/25 (Call 04/01/25)	840	812,876
4.20%, 05/01/30 (Call 02/01/30)	559	518,612
Hyundai Heavy Industries Co Ltd, 3.18%, 03/28/27	200	186,428
		3,577,531
Software — 0.7%
ACI Worldwide Inc., 5.75%, 08/15/26
(Call 08/31/23)(b)	220	216,828
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	573	460,423
2.50%, 09/15/50 (Call 03/15/50)	1,339	871,836
3.40%, 09/15/26 (Call 06/15/26)	965	920,842
3.40%, 06/15/27 (Call 03/15/27)	475	449,687
4.50%, 06/15/47 (Call 12/15/46)	481	449,422
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	256	243,907
2.15%, 02/01/27 (Call 12/01/26)	694	638,306
2.30%, 02/01/30 (Call 11/01/29)	1,575	1,379,243
3.25%, 02/01/25 (Call 11/01/24)	798	776,159
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(b)(c)	335	325,948
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	440	361,090
2.85%, 01/15/30 (Call 10/15/29)	702	614,025
3.50%, 06/15/27 (Call 03/15/27)	765	722,152
4.38%, 06/15/25 (Call 03/15/25)	290	284,322
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(b)	745	681,511
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 08/31/23)(b)	450	454,500
9.13%, 03/01/26 (Call 08/11/23)(b)	270	270,832
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	610	502,536
2.90%, 12/01/29 (Call 09/01/29)	541	468,874
3.40%, 06/27/26 (Call 03/27/26)	340	321,514
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	135	133,153
Camelot Finance SA, 4.50%, 11/01/26
(Call 08/31/23)(b)	500	471,705
Capstone Borrower Inc., 8.00%, 06/15/30(c)	330	326,891
Castle U.S. Holding Crop., 9.50%, 02/15/28
(Call 02/15/24)(b)	225	128,362
Central Parent Inc./CDK Global Inc., 7.25%,
06/15/29 (Call 06/15/25)(b)	570	563,599

Security	Par (000)	Value

Software (continued)
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	$645	$575,727
4.88%, 07/01/29 (Call 06/30/24)(b)(c)	700	621,782
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(b)	2,960	2,665,835
9.00%, 09/30/29(b)	2,830	2,536,218
Concentrix Corp.
6.60%, 08/02/28	375	370,762
6.65%, 08/02/26	375	373,901
6.85%, 08/02/33	375	362,636
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(b)(c)	205	189,861
6.50%, 10/15/28 (Call 10/15/26)(b)(c)	375	328,980
CWT Travel Group Inc., 8.50%, 11/19/26
(Call 08/11/23)(b)(c)	450	247,095
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(Call 12/15/24)(b)(c)	325	287,804
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	400	346,552
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	710	573,169
2.95%, 02/15/51 (Call 08/15/50)	960	645,629
4.80%, 03/01/26 (Call 12/01/25)(c)	877	869,054
Fair Isaac Corp.
4.00%, 06/15/28 (Call 08/16/23)(b)	670	614,959
5.25%, 05/15/26 (Call 02/15/26)(b)	290	284,551
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	780	700,963
1.65%, 03/01/28 (Call 01/01/28)	580	496,753
2.25%, 03/01/31 (Call 12/01/30)	1,302	1,062,263
3.10%, 03/01/41 (Call 09/01/40)	610	434,033
4.50%, 07/15/25	305	299,751
4.50%, 08/15/46 (Call 02/15/46)	295	239,968
4.70%, 07/15/27 (Call 06/15/27)	575	565,173
5.10%, 07/15/32 (Call 04/15/32)(c)	170	168,592
5.63%, 07/15/52 (Call 01/15/52)	445	434,218
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	868	780,940
2.65%, 06/01/30 (Call 03/01/30)	756	643,946
3.20%, 07/01/26 (Call 05/01/26)	1,827	1,727,136
3.50%, 07/01/29 (Call 04/01/29)	2,105	1,936,179
3.85%, 06/01/25 (Call 03/01/25)	1,053	1,023,495
4.20%, 10/01/28 (Call 07/01/28)	609	584,591
4.40%, 07/01/49 (Call 01/01/49)	1,466	1,229,475
5.45%, 03/02/28 (Call 02/02/28)	600	606,354
5.60%, 03/02/33 (Call 12/02/32)	335	340,638
Helios Software Holdings Inc./ION Corporate
Solutions Finance Sarl, 4.63%, 05/01/28
(Call 05/01/24)(b)	275	238,909
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	1,120	1,027,354
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	857	790,831
1.35%, 07/15/27 (Call 05/15/27)	929	816,229
1.65%, 07/15/30 (Call 04/15/30)	756	614,545
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	2,792	2,615,518
2.53%, 06/01/50 (Call 12/01/49)	4,673	3,188,435
2.68%, 06/01/60 (Call 12/01/59)	2,729	1,801,549
2.70%, 02/12/25 (Call 11/12/24)	1,184	1,143,401
2.92%, 03/17/52 (Call 09/17/51)	5,252	3,831,176
3.04%, 03/17/62 (Call 09/17/61)	1,319	942,584

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
3.13%, 11/03/25 (Call 08/03/25)	$1,363		$1,313,918
3.30%, 02/06/27 (Call 11/06/26)	3,170		3,041,298
3.45%, 08/08/36 (Call 02/08/36)	1,552		1,399,609
3.50%, 02/12/35 (Call 08/12/34)	1,994		1,839,226
3.50%, 11/15/42	268		229,405
3.70%, 08/08/46 (Call 02/08/46)	1,375		1,193,129
3.75%, 02/12/45 (Call 08/12/44)	275		241,923
3.95%, 08/08/56 (Call 02/08/56)	105		92,651
4.00%, 02/12/55 (Call 08/12/54)	20		17,961
4.10%, 02/06/37 (Call 08/06/36)	1,343		1,296,237
4.20%, 11/03/35 (Call 05/03/35)	655		641,933
4.25%, 02/06/47 (Call 08/06/46)	900		856,809
4.45%, 11/03/45 (Call 05/03/45)	615		601,538
4.50%, 10/01/40	280		277,749
4.50%, 02/06/57 (Call 08/06/56)	275		271,857
4.75%, 11/03/55 (Call 05/03/55)	0	(l)	100
5.20%, 06/01/39	310		329,828
5.30%, 02/08/41	525		570,570
MicroStrategy Inc., 6.13%, 06/15/28
(Call 06/15/24)(b)	395		355,535
Minerva Merger Sub Inc., 6.50%, 02/15/30
(Call 02/15/25)(b)	1,760		1,492,075
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	645		525,881
3.63%, 09/01/30 (Call 03/01/25)(b)	733		644,446
3.63%, 11/01/31 (Call 11/01/26)(b)	340		293,984
3.88%, 02/15/31 (Call 06/01/25)(b)	875		776,729
4.00%, 11/15/29 (Call 11/15/24)(b)	1,065		969,768
Open Text Corp.
3.88%, 02/15/28 (Call 08/31/23)(b)	695		618,515
3.88%, 12/01/29 (Call 12/01/24)(b)	640		541,306
6.90%, 12/01/27 (Call 11/01/27)(b)	610		623,615
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)(c)	660		566,775
4.13%, 12/01/31 (Call 12/01/26)(b)	523		434,090
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,986		1,811,510
2.30%, 03/25/28 (Call 01/25/28)	1,221		1,076,861
2.50%, 04/01/25 (Call 03/01/25)	1,355		1,292,304
2.65%, 07/15/26 (Call 04/15/26)	1,771		1,651,989
2.80%, 04/01/27 (Call 02/01/27)	1,400		1,291,626
2.88%, 03/25/31 (Call 12/25/30)	2,235		1,899,795
2.95%, 11/15/24 (Call 09/15/24)	1,519		1,472,519
2.95%, 05/15/25 (Call 02/15/25)	786		753,428
2.95%, 04/01/30 (Call 01/01/30)	2,130		1,855,507
3.25%, 11/15/27 (Call 08/15/27)	1,809		1,687,110
3.25%, 05/15/30 (Call 02/15/30)	698		619,796
3.60%, 04/01/40 (Call 10/01/39)	2,249		1,730,426
3.60%, 04/01/50 (Call 10/01/49)	3,380		2,404,566
3.65%, 03/25/41 (Call 09/25/40)	1,584		1,221,359
3.80%, 11/15/37 (Call 05/15/37)	1,457		1,184,585
3.85%, 07/15/36 (Call 01/15/36)	1,079		904,677
3.85%, 04/01/60 (Call 10/01/59)	2,645		1,842,110
3.90%, 05/15/35 (Call 11/15/34)	1,120		964,186
3.95%, 03/25/51 (Call 09/25/50)	2,439		1,832,665
4.00%, 07/15/46 (Call 01/15/46)	2,151		1,650,548
4.00%, 11/15/47 (Call 05/15/47)	1,925		1,476,648
4.10%, 03/25/61 (Call 09/25/60)	1,203		883,086
4.13%, 05/15/45 (Call 11/15/44)	1,408		1,108,715
4.30%, 07/08/34 (Call 01/08/34)	1,333		1,208,271

Security	Par (000)	Value

Software (continued)
4.38%, 05/15/55 (Call 11/15/54)	$915	$724,085
4.50%, 05/06/28 (Call 04/06/28)	430	419,972
4.50%, 07/08/44 (Call 01/08/44)	609	506,390
4.65%, 05/06/30 (Call 03/06/30)	430	416,085
4.90%, 02/06/33 (Call 11/06/32)	940	909,206
5.38%, 07/15/40	1,420	1,352,351
5.55%, 02/06/53 (Call 08/06/52)	1,863	1,786,859
5.80%, 11/10/25	570	577,131
6.13%, 07/08/39	1,083	1,114,212
6.15%, 11/09/29 (Call 09/09/29)	770	806,359
6.25%, 11/09/32 (Call 08/09/32)	1,580	1,669,681
6.50%, 04/15/38	1,027	1,093,015
6.90%, 11/09/52 (Call 05/09/52)	1,765	1,977,735
Playtika Holding Corp., 4.25%, 03/15/29
(Call 03/15/24)(b)	480	423,562
PTC Inc.
3.63%, 02/15/25 (Call 08/31/23)(b)	360	347,746
4.00%, 02/15/28 (Call 08/31/23)(b)	305	281,417
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)(c)	355	158,980
5.38%, 12/01/28 (Call 12/01/23)(b)(c)	375	105,030
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	733	619,927
Rocket Software Inc., 6.50%, 02/15/29
(Call 02/15/24)(b)	410	349,365
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	607	554,070
1.40%, 09/15/27 (Call 07/15/27)	475	412,537
1.75%, 02/15/31 (Call 11/15/30)	941	745,357
2.00%, 06/30/30 (Call 03/30/30)	542	446,532
2.35%, 09/15/24 (Call 08/15/24)	555	533,749
2.95%, 09/15/29 (Call 06/15/29)	758	677,334
3.80%, 12/15/26 (Call 09/15/26)	849	814,242
3.85%, 12/15/25 (Call 09/15/25)	735	709,672
4.20%, 09/15/28 (Call 06/15/28)	678	654,643
RRD Parent Inc., 10.00%, 10/15/31,
(10% PIK)(b)(c)(g)	342	577,959
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	690	595,429
1.95%, 07/15/31 (Call 04/15/31)	1,300	1,065,974
2.70%, 07/15/41 (Call 01/15/41)	740	537,381
2.90%, 07/15/51 (Call 01/15/51)	990	683,140
3.05%, 07/15/61 (Call 01/15/61)	955	637,988
3.70%, 04/11/28 (Call 01/11/28)	1,774	1,710,100
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,280	1,014,118
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 08/31/23)(b)	1,498	1,447,383
Take-Two Interactive Software Inc.
3.55%, 04/14/25	360	347,692
3.70%, 04/14/27 (Call 03/14/27)	410	388,881
4.00%, 04/14/32 (Call 01/14/32)	450	410,611
4.95%, 03/28/28 (Call 02/28/28)	703	694,866
5.00%, 03/28/26	750	744,157
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	395	338,922
3.88%, 03/15/31 (Call 03/15/26)(c)	380	321,757
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%,
09/01/25 (Call 08/31/23)(b)	1,330	1,091,092
VMware Inc.
1.00%, 08/15/24 (Call 08/11/23)	245	233,098
1.40%, 08/15/26 (Call 07/15/26)	195	172,752

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
1.80%, 08/15/28 (Call 06/15/28)	$320	$269,130
2.20%, 08/15/31 (Call 05/15/31)	245	191,916
3.90%, 08/21/27 (Call 05/21/27)	1,147	1,089,226
4.50%, 05/15/25 (Call 04/15/25)	570	558,098
4.65%, 05/15/27 (Call 03/15/27)	453	441,507
4.70%, 05/15/30 (Call 02/15/30)	976	927,376
West Technology Group LLC, 8.50%, 04/10/27
(Call 08/31/23)(b)	288	243,141
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	330	313,375
3.70%, 04/01/29 (Call 02/01/29)	295	275,264
3.80%, 04/01/32 (Call 01/01/32)	425	381,374
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)(c)	470	404,261
		150,395,140
Sovereign Debt Securities — 0.0%
AVI Funding Co.Ltd., 3.80%, 09/16/25(d)	400	386,672
State Agency of Roads of Ukraine, 6.25%,
06/24/30(d)(i)(j)	600	162,252
		548,924
Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 2.95%, 03/29/26(d)	400	245,768

Telecommunications — 1.3%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/24)(b)	860	319,292
10.50%, 05/15/27 (Call 05/15/24)(b)	1,049	443,937
Altice France SA
5.50%, 10/15/29 (Call 10/15/24)(b)	1,465	1,039,872
8.13%, 02/01/27 (Call 08/11/23)(b)	1,289	1,054,222
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(b)	360	254,236
5.13%, 07/15/29 (Call 04/15/24)(b)	1,870	1,311,169
5.50%, 01/15/28 (Call 08/31/23)(b)	830	610,091
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	877	760,438
3.63%, 04/22/29 (Call 01/22/29)	1,075	986,334
4.38%, 07/16/42	524	458,484
4.38%, 04/22/49 (Call 10/22/48)(c)	770	661,384
4.70%, 07/21/32 (Call 04/21/32)	235	226,277
6.13%, 11/15/37	455	481,572
6.13%, 03/30/40	1,553	1,639,005
6.38%, 03/01/35	885	958,437
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,686	1,440,620
1.70%, 03/25/26 (Call 08/11/23)	2,240	2,034,883
2.25%, 02/01/32 (Call 11/01/31)	1,907	1,495,488
2.30%, 06/01/27 (Call 04/01/27)	1,916	1,716,851
2.55%, 12/01/33 (Call 09/01/33)	3,288	2,535,410
2.75%, 06/01/31 (Call 03/01/31)	2,301	1,910,244
2.95%, 07/15/26 (Call 04/15/26)	505	470,933
3.10%, 02/01/43 (Call 08/01/42)	740	518,511
3.30%, 02/01/52 (Call 08/01/51)	925	619,324
3.50%, 06/01/41 (Call 12/01/40)	2,314	1,723,051
3.50%, 09/15/53 (Call 03/15/53)	5,142	3,490,030
3.50%, 02/01/61 (Call 08/01/60)	310	204,504
3.55%, 09/15/55 (Call 03/15/55)	5,262	3,537,222
3.65%, 06/01/51 (Call 12/01/50)	1,934	1,366,410
3.65%, 09/15/59 (Call 03/15/59)	4,389	2,926,761
3.80%, 02/15/27 (Call 11/15/26)	362	344,400

Security	Par (000)	Value

Telecommunications (continued)
3.80%, 12/01/57 (Call 06/01/57)	$4,241	$2,948,216
3.85%, 06/01/60 (Call 12/01/59)	985	685,530
3.88%, 01/15/26 (Call 10/15/25)	240	231,370
4.10%, 02/15/28 (Call 11/15/27)	1,025	975,031
4.25%, 03/01/27 (Call 12/01/26)	675	651,996
4.30%, 02/15/30 (Call 11/15/29)	2,712	2,539,381
4.30%, 12/15/42 (Call 06/15/42)	605	498,326
4.35%, 03/01/29 (Call 12/01/28)	2,268	2,159,340
4.35%, 06/15/45 (Call 12/15/44)	520	419,198
4.50%, 05/15/35 (Call 11/15/34)	1,964	1,771,253
4.50%, 03/09/48 (Call 09/09/47)	1,445	1,181,981
4.55%, 03/09/49 (Call 09/09/48)	885	730,116
4.65%, 06/01/44 (Call 12/01/43)	449	377,429
4.75%, 05/15/46 (Call 11/15/45)	1,245	1,059,918
4.80%, 06/15/44 (Call 12/15/43)	177	152,162
4.85%, 03/01/39 (Call 09/01/38)	1,126	1,016,710
4.85%, 07/15/45 (Call 01/15/45)	501	431,396
4.90%, 08/15/37 (Call 02/14/37)	695	637,510
5.15%, 03/15/42	626	570,280
5.15%, 11/15/46 (Call 05/15/46)	700	633,059
5.15%, 02/15/50 (Call 08/14/49)	511	463,916
5.25%, 03/01/37 (Call 09/01/36)	520	499,944
5.35%, 09/01/40	200	190,172
5.40%, 02/15/34	1,360	1,337,941
5.45%, 03/01/47 (Call 09/01/46)	607	574,125
5.54%, 02/20/26 (Call 02/20/24)	46	45,907
5.55%, 08/15/41	357	343,998
5.65%, 02/15/47 (Call 08/15/46)	500	486,020
5.70%, 03/01/57 (Call 09/01/56)	342	330,864
6.00%, 08/15/40 (Call 05/15/40)	410	415,379
6.30%, 01/15/38	60	62,516
6.38%, 03/01/41	567	590,032
6.55%, 02/15/39	525	553,759
Axiata SPV2 Bhd, 2.16%, 08/19/30
(Call 05/19/30)(d)	1,000	839,380
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50
(Call 02/19/50)(d)	600	414,966
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	250	184,740
4.30%, 07/29/49 (Call 01/29/49)	1,124	926,052
4.46%, 04/01/48 (Call 10/01/47)	691	586,991
5.10%, 05/11/33	740	723,727
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	736	546,414
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(c)	365	291,004
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	280	190,263
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(d)	1,100	942,975
4.38%, 06/10/25(d)	700	683,487
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	1,000	877,130
4.25%, 11/08/49 (Call 05/08/49)(b)	652	481,535
4.25%, 11/23/81 (Call 11/23/26),
(5-year CMT + 2.985%)(a)(b)	400	354,088
4.88%, 11/23/81 (Call 08/23/31),
(5-year CMT + 3.493%)(a)(b)(c)	332	271,948
5.13%, 12/04/28 (Call 09/04/28)	755	743,313
9.63%, 12/15/30	1,477	1,815,071
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 08/11/23)(b)	950	850,278
Chindata Group Holdings Ltd., 10.50%, 02/23/26(d)	200	200,786

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	$305	$268,058
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	1,205	1,136,737
2.95%, 02/28/26	688	661,670
3.50%, 06/15/25	310	302,042
5.50%, 01/15/40	1,439	1,524,462
5.90%, 02/15/39	1,715	1,887,889
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(d)	450	348,592
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	950	730,303
6.00%, 03/01/26 (Call 08/31/23)(b)	1,124	1,031,596
7.13%, 07/01/28 (Call 08/31/23)(b)(c)	525	349,419
8.25%, 03/01/27 (Call 08/31/23)(b)(c)	730	553,428
CommScope Technologies LLC
5.00%, 03/15/27 (Call 08/11/23)(b)	550	367,136
6.00%, 06/15/25 (Call 08/11/23)(b)(c)	954	865,803
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 09/01/23)(b)	1,540	1,474,073
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	310	232,029
6.50%, 10/01/28 (Call 10/01/23)(b)(c)	545	425,029
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	375	278,854
4.38%, 11/15/57 (Call 05/15/57)	788	644,269
4.70%, 03/15/37	426	395,494
4.75%, 03/15/42	549	495,796
5.35%, 11/15/48 (Call 05/15/48)	115	110,536
5.45%, 11/15/79 (Call 05/19/79)	605	555,801
5.75%, 08/15/40	613	613,576
5.85%, 11/15/68 (Call 05/15/68)	307	297,357
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(d)	600	497,262
Deutsche Telekom AG, 3.63%, 01/21/50
(Call 07/21/49)(b)	1,300	962,897
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(b)	100	96,176
4.75%, 06/21/38 (Call 12/21/37)(b)	735	672,253
4.88%, 03/06/42(b)	460	418,347
8.75%, 06/15/30	2,090	2,476,650
9.25%, 06/01/32	414	524,724
Embarq Corp., 8.00%, 06/01/36	1,085	615,303
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(d)	550	439,912
4.75%, 08/01/26 (Call 05/03/26)(d)	400	388,336
Empresa Nacional del Petroleo, 6.15%, 05/10/33
(Call 02/10/33)	400	402,608
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	1,156	979,953
5.88%, 10/15/27 (Call 10/15/23)(b)	840	767,861
5.88%, 11/01/29 (Call 11/01/24)	570	417,838
6.00%, 01/15/30 (Call 10/15/24)(b)	745	541,213
6.75%, 05/01/29 (Call 05/01/24)(b)	740	572,294
8.63%, 03/15/31 (Call 03/15/26)(b)	555	531,745
8.75%, 05/15/30 (Call 05/15/25)(b)	900	867,546
Frontier Florida LLC, Series E, 6.86%, 02/01/28	245	228,345
Frontier North Inc., Series G, 6.73%, 02/15/28	180	161,041
Globe Telecom Inc., 4.20%, (Call 08/02/26), (5-year CMT + 5.527%)(a)(d)(e)	400	372,684
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(d)	420	405,955
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	600	558,300
Security	Par (000)	Value

Telecommunications (continued)
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	$400	$352,548
HKT Capital No. 6 Ltd., 3.00%, 01/18/32
(Call 10/18/31)(d)	400	336,688
Hughes Satellite Systems Corp.
5.25%, 08/01/26	558	523,650
6.63%, 08/01/26	565	510,511
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(b)	965	923,698
7.00%, 10/15/28 (Call 10/15/24)(b)	615	577,374
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(b)	2,210	2,016,912
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	698	629,163
2.00%, 12/10/30 (Call 09/10/30)	450	349,258
3.75%, 08/15/29 (Call 05/15/29)	622	568,819
5.95%, 03/15/41	484	470,971
Koninklijke KPN NV, 8.38%, 10/01/30	230	265,369
KT Corp.
1.00%, 09/01/25(d)	400	364,412
2.50%, 07/18/26(b)(c)	550	504,806
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	595	525,004
3.63%, 01/15/29 (Call 01/15/24)(b)	635	419,290
3.75%, 07/15/29 (Call 01/15/24)(b)	705	462,529
3.88%, 11/15/29 (Call 08/15/29)(b)	550	468,924
4.25%, 07/01/28 (Call 08/31/23)(b)	935	661,681
4.63%, 09/15/27 (Call 08/31/23)(b)	774	587,961
10.50%, 05/15/30 (Call 05/15/26)(b)(c)	754	781,099
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 03/04/24)(d)	400	267,916
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)(c)	703	403,550
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 08/31/23)(b)	975	640,516
4.50%, 01/15/29 (Call 01/15/24)(b)(c)	345	142,799
5.13%, 12/15/26 (Call 08/31/23)(b)(c)	30	15,625
5.63%, 04/01/25 (Call 01/01/25)(c)	120	91,901
Series G, 6.88%, 01/15/28(c)	185	82,514
Series P, 7.60%, 09/15/39	275	100,724
Series U, 7.65%, 03/15/42	340	124,059
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(c)(d)	600	476,808
6.25%, 03/25/29 (Call 03/25/24)(d)	360	329,450
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	792	637,869
2.75%, 05/24/31 (Call 02/24/31)	670	548,877
4.00%, 09/01/24(c)	59	57,770
4.60%, 02/23/28 (Call 11/23/27)	706	686,507
4.60%, 05/23/29 (Call 02/23/29)	935	908,418
5.50%, 09/01/44	353	335,721
5.60%, 06/01/32 (Call 03/01/32)	455	451,901
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(d)	400	394,244
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(b)	218	205,692
1.45%, 05/05/26 (Call 04/05/26)(b)	430	386,677
2.50%, 01/08/32 (Call 10/08/31)(b)	35	28,483
2.63%, 05/05/31 (Call 02/05/31)(b)	1,298	1,087,568
Network i2i Ltd.
3.98%, (Call 06/03/26)(d)(e)	400	362,452
5.65%, (Call 01/15/25),
(5-year CMT + 4.274%)(a)(d)(e)	200	195,142

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Nokia OYJ
4.38%, 06/12/27	$496	$468,675
6.63%, 05/15/39	425	412,386
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	2,970	2,669,080
1.59%, 04/03/28 (Call 02/03/28)(b)	1,442	1,237,049
2.07%, 04/03/31 (Call 01/03/31)(b)	985	806,419
4.24%, 07/25/25(b)	345	336,044
4.37%, 07/27/27 (Call 06/27/27)(b)	259	252,654
Ooredoo International Finance Ltd.
2.63%, 04/08/31(d)	800	692,864
3.75%, 06/22/26(d)	800	771,592
3.88%, 01/31/28(b)	400	384,568
4.50%, 01/31/43(b)	400	380,000
Orange SA
5.38%, 01/13/42	800	788,888
5.50%, 02/06/44 (Call 08/06/43)	764	766,368
9.00%, 03/01/31	1,461	1,783,092
Oztel Holdings SPC Ltd., 6.63%, 04/24/28	450	467,010
PLDT Inc., 3.45%, 06/23/50 (Call 03/23/50)(d)	400	271,860
Qwest Corp., 7.25%, 09/15/25	205	199,816
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	425	391,238
2.95%, 03/15/25	1,155	1,101,662
3.20%, 03/15/27	760	704,923
3.63%, 12/15/25 (Call 09/15/25)	943	898,349
3.70%, 11/15/49 (Call 05/15/49)	773	538,673
3.80%, 03/15/32	1,115	967,887
4.30%, 02/15/48 (Call 08/15/47)	865	663,360
4.35%, 05/01/49 (Call 11/01/48)	998	778,650
4.50%, 03/15/42	452	372,150
4.50%, 03/15/43 (Call 09/15/42)	498	407,180
4.55%, 03/15/52	1,140	901,364
5.00%, 03/15/44 (Call 09/15/43)	574	501,768
5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)	569	524,743
5.45%, 10/01/43 (Call 04/01/43)	675	618,030
7.50%, 08/15/38	445	487,538
Saudi Telecom Co., 3.89%, 05/13/29(d)	1,000	958,690
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	729	528,051
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	100	116,449
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(d)	800	663,568
2.38%, 08/28/29 (Call 05/28/29)(d)	1,200	1,040,784
3.25%, 06/30/25(d)	400	385,152
3.88%, 08/28/28 (Call 05/28/28)(d)	400	382,796
Sprint Capital Corp.
6.88%, 11/15/28	2,150	2,280,698
8.75%, 03/15/32	1,580	1,904,390
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)	1,080	1,104,635
7.63%, 03/01/26 (Call 11/01/25)	1,220	1,268,568
Sprint Spectrum Co. LLC/Sprint Spectrum Co.
II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25 (Call 03/20/24)(b)	1,253	1,237,353
Telecom Italia Capital SA
6.00%, 09/30/34	735	593,895
6.38%, 11/15/33	741	624,930
Security	Par (000)	Value

Telecommunications (continued)
7.20%, 07/18/36	$755	$648,628
7.72%, 06/04/38	753	668,822
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(d)	400	378,456
Telefonica Emisiones SA
4.10%, 03/08/27	1,357	1,301,092
4.67%, 03/06/38	576	489,813
4.90%, 03/06/48	1,001	831,821
5.21%, 03/08/47	1,826	1,586,100
5.52%, 03/01/49 (Call 09/01/48)	1,143	1,039,113
7.05%, 06/20/36	1,455	1,591,144
Telefonica Europe BV, 8.25%, 09/15/30	1,071	1,233,760
Telefonica Moviles Chile SA, 3.54%, 11/18/31(d)	350	274,872
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/23)(b)(c)	305	182,457
5.63%, 12/06/26 (Call 12/06/23)(b)	380	229,524
6.50%, 10/15/27 (Call 10/15/23)(b)	290	115,690
Telstra Corp. Ltd., 3.13%, 04/07/25
(Call 01/07/25)(b)	924	888,879
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	540	499,846
3.40%, 05/13/32 (Call 02/13/32)	500	423,270
3.70%, 09/15/27 (Call 06/15/27)	505	474,498
4.30%, 06/15/49 (Call 12/15/48)	573	461,236
4.60%, 11/16/48 (Call 05/16/48)	785	667,054
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	583	530,075
2.05%, 02/15/28 (Call 12/15/27)	1,095	955,311
2.25%, 02/15/26 (Call 08/11/23)	1,595	1,476,763
2.25%, 11/15/31 (Call 08/15/31)	1,020	815,990
2.40%, 03/15/29 (Call 01/15/29)	148	127,508
2.55%, 02/15/31 (Call 11/15/30)	2,154	1,789,996
2.63%, 04/15/26 (Call 08/11/23)	1,425	1,325,578
2.63%, 02/15/29 (Call 02/15/24)	835	727,811
2.70%, 03/15/32 (Call 12/15/31)	470	386,476
2.88%, 02/15/31 (Call 02/15/26)	1,090	925,290
3.00%, 02/15/41 (Call 08/15/40)	1,890	1,368,776
3.30%, 02/15/51 (Call 08/15/50)	2,347	1,625,908
3.38%, 04/15/29 (Call 04/15/24)	1,325	1,193,586
3.40%, 10/15/52 (Call 04/15/52)	1,975	1,382,105
3.50%, 04/15/25 (Call 03/15/25)	2,103	2,033,853
3.50%, 04/15/31 (Call 04/15/26)	1,600	1,408,464
3.60%, 11/15/60 (Call 05/15/60)	950	655,386
3.75%, 04/15/27 (Call 02/15/27)	2,032	1,927,718
3.88%, 04/15/30 (Call 01/15/30)	4,537	4,169,594
4.38%, 04/15/40 (Call 10/15/39)	1,713	1,511,791
4.50%, 04/15/50 (Call 10/15/49)	2,056	1,755,618
4.75%, 02/01/28 (Call 08/11/23)	1,596	1,556,563
4.80%, 07/15/28	700	686,343
4.95%, 03/15/28 (Call 02/15/28)	830	820,604
5.05%, 07/15/33 (Call 04/15/33)	2,110	2,063,643
5.20%, 01/15/33 (Call 10/15/32)	760	753,669
5.38%, 04/15/27 (Call 08/11/23)	1,080	1,081,750
5.65%, 01/15/53 (Call 07/15/52)	1,430	1,436,464
5.75%, 01/15/54	1,685	1,718,312
5.80%, 09/15/62 (Call 03/15/62)	345	345,549
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/28 (Call 09/30/25)(d)	400	231,976
7.50%, 11/12/25 (Call 11/12/23)(d)	400	272,276

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Tower Bersama Infrastructure, 2.80%, 05/02/27
(Call 11/02/26)(d)	$200	$178,768
Tower Bersama Infrastructure Tbk PT
2.75%, 01/20/26 (Call 12/20/25)(d)	400	369,404
4.25%, 01/21/25 (Call 08/31/23)(d)	200	194,118
Turk Telekomunikasyon AS, 6.88%, 02/28/25(d)	400	389,112
Turkcell Iletisim Hizmetleri AS, 5.80%, 04/11/28
(Call 01/11/28)(d)	400	364,028
U.S. Cellular Corp., 6.70%, 12/15/33(c)	428	369,454
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	1,417	1,280,033
1.45%, 03/20/26 (Call 02/20/26)	1,178	1,068,163
1.50%, 09/18/30 (Call 06/18/30)	1,080	850,651
1.68%, 10/30/30 (Call 07/30/30)	1,046	821,978
1.75%, 01/20/31 (Call 10/20/30)	2,100	1,646,064
2.10%, 03/22/28 (Call 01/22/28)	1,732	1,515,275
2.36%, 03/15/32 (Call 12/15/31)	3,252	2,595,356
2.55%, 03/21/31 (Call 12/21/30)	2,917	2,418,806
2.63%, 08/15/26	1,286	1,196,610
2.65%, 11/20/40 (Call 05/20/40)	2,280	1,558,882
2.85%, 09/03/41 (Call 03/03/41)	685	481,206
2.88%, 11/20/50 (Call 05/20/50)	2,493	1,584,975
2.99%, 10/30/56 (Call 04/30/56)	2,625	1,613,797
3.00%, 03/22/27 (Call 01/22/27)	505	471,488
3.00%, 11/20/60 (Call 05/20/60)	1,650	999,801
3.15%, 03/22/30 (Call 12/22/29)	1,722	1,519,097
3.38%, 02/15/25	837	810,718
3.40%, 03/22/41 (Call 09/22/40)	2,708	2,057,674
3.50%, 11/01/24 (Call 08/01/24)	771	752,658
3.55%, 03/22/51 (Call 09/22/50)	3,315	2,402,082
3.70%, 03/22/61 (Call 09/22/60)	2,453	1,738,515
3.85%, 11/01/42 (Call 05/01/42)	995	787,194
3.88%, 02/08/29 (Call 11/08/28)	1,180	1,110,427
3.88%, 03/01/52 (Call 09/01/51)	615	474,479
4.00%, 03/22/50 (Call 09/22/49)	1,175	928,544
4.02%, 12/03/29 (Call 09/03/29)	2,758	2,571,752
4.13%, 03/16/27	2,217	2,146,167
4.13%, 08/15/46	923	751,165
4.27%, 01/15/36	1,494	1,334,964
4.33%, 09/21/28	2,752	2,642,746
4.40%, 11/01/34 (Call 05/01/34)	1,719	1,574,862
4.50%, 08/10/33	1,832	1,710,291
4.52%, 09/15/48	544	469,793
4.67%, 03/15/55	217	189,810
4.75%, 11/01/41	505	461,121
4.81%, 03/15/39	1,168	1,072,972
4.86%, 08/21/46	1,882	1,701,065
5.01%, 04/15/49(c)	275	254,829
5.01%, 08/21/54	65	59,544
5.05%, 05/09/33	445	436,572
5.25%, 03/16/37	440	434,280
5.50%, 03/16/47	660	649,579
5.85%, 09/15/35	350	355,859
6.40%, 09/15/33	175	185,274
6.55%, 09/15/43	835	912,288
7.75%, 12/01/30	280	321,684
ViaSat Inc.
5.63%, 09/15/25 (Call 08/11/23)(b)	520	487,625
5.63%, 04/15/27 (Call 08/11/23)(b)	470	423,291
6.50%, 07/15/28 (Call 08/31/23)(b)	310	238,700
Security	Par (000)	Value

Telecommunications (continued)
Viavi Solutions Inc., 3.75%, 10/01/29
(Call 10/01/24)(b)(c)	$265	$227,884
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	1,045	867,413
4.75%, 07/15/31 (Call 07/15/26)(b)	1,090	922,118
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(a)	330	292,875
4.13%, 05/30/25	1,736	1,696,332
4.13%, 06/04/81 (Call 03/04/31), (5-year CMT + 2.767%)(a)	730	581,102
4.25%, 09/17/50	1,042	828,671
4.38%, 05/30/28	175	172,562
4.38%, 02/19/43	797	666,531
4.88%, 06/19/49	1,058	928,659
5.00%, 05/30/38(c)	410	385,769
5.13%, 06/19/59	680	596,530
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(a)	750	545,040
5.25%, 05/30/48	135	125,981
5.63%, 02/10/53 (Call 08/10/52)	785	761,018
5.75%, 02/10/63 (Call 08/10/62)	685	657,086
6.15%, 02/27/37	1,168	1,215,701
6.25%, 11/30/32	300	319,680
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(a)	1,465	1,500,365
7.88%, 02/15/30	290	330,034
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28
(Call 08/31/23)(b)	1,036	870,727
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(d)	400	307,364
3.38%, 04/29/30 (Call 01/29/30)(d)	600	494,988
4.10%, 07/14/51 (Call 01/14/51)(d)	400	247,292
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 08/31/23)(b)(c)	1,095	783,034
6.13%, 03/01/28 (Call 08/31/23)(b)(c)	820	506,498
		287,190,861
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25
(Call 05/01/24)(d)	500	331,350

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	1,004	968,589
3.50%, 09/15/27 (Call 06/15/27)	659	616,435
3.55%, 11/19/26 (Call 09/19/26)	820	769,972
3.90%, 11/19/29 (Call 08/19/29)	571	519,850
5.10%, 05/15/44 (Call 11/15/43)	415	367,208
6.35%, 03/15/40	355	361,930
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(b)	437	406,353
3.75%, 04/01/29 (Call 04/01/24)(b)	485	433,692
5.45%, 11/01/41 (Call 05/01/41)	275	237,663
5.88%, 12/15/27 (Call 12/15/23)(b)	710	696,936
		5,378,628
Transportation — 0.6%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	975	939,715

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.50%, 06/20/29 (Call 03/20/29)(b)(c)	$475	$457,330
Autoridad del Canal de Panama, 4.95%, 07/29/35(d)	200	191,604
AVIC International Finance & Investment Ltd., 3.30%, 09/23/30 (Call 06/23/30)(d)	400	319,084
BNSF Funding Trust I, 6.61%, 12/15/55
(Call 01/15/26), (3-mo. LIBOR US + 2.350%)(a)	150	146,462
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	310	209,197
3.00%, 04/01/25 (Call 01/01/25)	465	448,781
3.05%, 02/15/51 (Call 08/15/50)	320	224,486
3.25%, 06/15/27 (Call 03/15/27)	891	847,938
3.30%, 09/15/51 (Call 03/15/51)	745	550,197
3.40%, 09/01/24 (Call 06/01/24)	482	471,623
3.55%, 02/15/50 (Call 08/15/49)	558	442,209
3.65%, 09/01/25 (Call 06/01/25)	305	296,710
3.90%, 08/01/46 (Call 02/01/46)	487	400,635
4.05%, 06/15/48 (Call 12/15/47)	701	593,502
4.13%, 06/15/47 (Call 12/15/46)	483	413,810
4.15%, 04/01/45 (Call 10/01/44)	875	758,607
4.15%, 12/15/48 (Call 06/15/48)	488	421,056
4.38%, 09/01/42 (Call 03/01/42)	780	698,763
4.40%, 03/15/42 (Call 09/15/41)	125	112,375
4.45%, 03/15/43 (Call 09/15/42)	635	572,294
4.45%, 01/15/53 (Call 07/15/52)	1,020	927,874
4.55%, 09/01/44 (Call 03/01/44)	433	397,749
4.70%, 09/01/45 (Call 03/01/45)	636	589,820
4.90%, 04/01/44 (Call 10/01/43)	615	595,222
4.95%, 09/15/41 (Call 03/15/41)	155	150,367
5.05%, 03/01/41 (Call 09/01/40)	388	380,096
5.15%, 09/01/43 (Call 03/01/43)	495	488,763
5.20%, 04/15/54	1,020	1,025,426
5.40%, 06/01/41 (Call 12/01/40)	285	288,565
5.75%, 05/01/40 (Call 11/01/39)	660	692,281
6.15%, 05/01/37	350	385,130
6.20%, 08/15/36	183	202,314
7.00%, 12/15/25	185	192,461
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	495	312,068
2.75%, 03/01/26 (Call 12/01/25)	510	481,180
2.95%, 11/21/24 (Call 08/21/24)	521	504,318
3.20%, 08/02/46 (Call 02/02/46)	608	448,151
3.65%, 02/03/48 (Call 08/03/47)	569	460,241
3.85%, 08/05/32 (Call 05/05/32)	500	464,765
4.40%, 08/05/52 (Call 02/05/52)	455	414,323
4.45%, 01/20/49 (Call 07/20/48)	315	284,769
6.20%, 06/01/36	225	246,224
6.25%, 08/01/34	141	154,938
6.38%, 11/15/37	35	38,689
6.90%, 07/15/28	318	345,434
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	645	580,210
2.05%, 03/05/30 (Call 12/05/29)	625	523,244
2.45%, 12/02/31 (Call 09/02/31)	890	778,349
2.88%, 11/15/29	648	573,985
2.90%, 02/01/25 (Call 11/01/24)	1,213	1,167,682
3.00%, 12/02/41 (Call 06/02/41)	565	458,588
3.10%, 12/02/51 (Call 06/02/51)	1,105	770,936
3.50%, 05/01/50	365	276,298
4.00%, 06/01/28 (Call 03/01/28)	515	493,602
4.20%, 11/15/69	294	229,291
Security	Par (000)	Value

Transportation (continued)
4.30%, 05/15/43	$113	$97,797
4.70%, 05/01/48	395	355,974
4.80%, 09/15/35 (Call 03/15/35)	285	277,137
4.80%, 08/01/45 (Call 02/01/45)	357	329,133
4.95%, 08/15/45	620	577,573
5.95%, 05/15/37	565	592,052
6.13%, 09/15/2115 (Call 03/15/15)	608	623,048
7.13%, 10/15/31	423	473,722
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 08/16/23)(b)	445	396,299
Carriage Purchaser Inc., 7.88%, 10/15/29
(Call 10/15/24)(b)	225	177,098
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	365	349,626
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	537	463,044
2.50%, 05/15/51 (Call 11/15/50)	650	405,880
2.60%, 11/01/26 (Call 08/01/26)	505	468,357
3.25%, 06/01/27 (Call 03/01/27)	1,034	976,768
3.35%, 11/01/25 (Call 08/01/25)	430	414,623
3.35%, 09/15/49 (Call 03/15/49)	573	419,379
3.40%, 08/01/24 (Call 05/01/24)	1,221	1,195,200
3.80%, 03/01/28 (Call 12/01/27)	947	906,071
3.80%, 11/01/46 (Call 05/01/46)	668	536,925
3.80%, 04/15/50 (Call 10/15/49)	225	178,529
3.95%, 05/01/50 (Call 11/01/49)	475	387,130
4.10%, 11/15/32 (Call 08/15/32)	695	657,845
4.10%, 03/15/44 (Call 09/15/43)	595	509,005
4.25%, 03/15/29 (Call 12/15/28)	1,078	1,049,336
4.25%, 11/01/66 (Call 05/01/66)	430	353,142
4.30%, 03/01/48 (Call 09/01/47)	666	579,420
4.40%, 03/01/43 (Call 09/01/42)	328	285,862
4.50%, 03/15/49 (Call 09/15/48)	412	365,526
4.50%, 11/15/52 (Call 05/15/52)	425	379,096
4.50%, 08/01/54 (Call 02/01/54)	250	221,005
4.65%, 03/01/68 (Call 09/01/67)	477	426,428
4.75%, 05/30/42 (Call 11/30/41)	434	401,203
4.75%, 11/15/48 (Call 05/15/48)	333	306,370
5.50%, 04/15/41 (Call 10/15/40)	80	81,014
6.00%, 10/01/36	145	152,927
6.15%, 05/01/37	432	467,428
6.22%, 04/30/40	455	492,155
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)(c)	255	257,338
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(d)	400	253,752
3.83%, 09/14/61 (Call 03/14/61)(d)	400	278,768
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(d)	200	184,592
3.69%, 09/13/61 (Call 03/13/61)(d)	400	276,200
4.70%, 05/07/50 (Call 11/07/49)(d)	800	690,480
5.00%, 01/25/47 (Call 07/25/46)(d)	400	358,416
ENA Master Trust, 4.00%, 05/19/48
(Call 02/19/48)(d)	200	148,452
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(c)	545	454,704
3.10%, 08/05/29 (Call 05/05/29)	690	621,635
3.25%, 04/01/26 (Call 01/01/26)	660	633,574
3.25%, 05/15/41 (Call 11/15/40)	740	553,128
3.40%, 02/15/28 (Call 11/15/27)	405	379,153
3.88%, 08/01/42	180	145,883

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.90%, 02/01/35	$599	$527,875
4.05%, 02/15/48 (Call 08/15/47)	898	719,424
4.10%, 04/15/43	435	352,398
4.10%, 02/01/45	260	210,025
4.20%, 10/17/28 (Call 07/17/28)	340	327,267
4.25%, 05/15/30 (Call 02/15/30)	582	555,729
4.40%, 01/15/47 (Call 07/15/46)	735	621,082
4.55%, 04/01/46 (Call 10/01/45)	714	613,940
4.75%, 11/15/45 (Call 05/15/45)	843	748,449
4.90%, 01/15/34	756	739,723
4.95%, 10/17/48 (Call 04/17/48)	370	339,079
5.10%, 01/15/44	681	637,116
5.25%, 05/15/50 (Call 11/15/49)	876	839,646
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	160	131,404
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	551	467,705
Georgian Railway JSC, 4.00%, 06/17/28
(Call 03/17/28)(d)	400	345,904
Guangzhou Metro Investment Finance BVI Ltd.
1.51%, 09/17/25(d)	600	548,244
2.31%, 09/17/30(d)	200	161,746
Henan Railway Construction & Investment Group
Co. Ltd., 2.20%, 01/26/25(d)	200	188,402
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(c)(d)	400	331,328
3.25%, 02/13/30(d)	600	524,826
3.57%, 01/21/32(c)(d)	200	173,672
3.84%, 12/13/27(d)	600	562,734
3.95%, 02/13/50(d)	200	154,744
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	1,255	1,217,739
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	406	383,033
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(d)	355	323,263
5.88%, 07/05/34(d)	316	310,611
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(d)	400	384,772
3.75%, 04/06/27 (Call 03/06/27)(d)	400	374,928
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	510	469,873
MTR Corp. Ltd., 1.63%, 08/19/30(d)	1,093	896,085
MV24 Capital BV, 6.75%, 06/01/34(d)	673	621,250
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., 10.75%, 07/01/25
(Call 08/01/23)(d)	300	292,764
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	537	445,909
2.55%, 11/01/29 (Call 08/01/29)	905	787,748
2.90%, 06/15/26 (Call 03/15/26)	554	522,849
2.90%, 08/25/51 (Call 02/25/51)	530	346,737
3.00%, 03/15/32 (Call 12/15/31)	610	524,197
3.05%, 05/15/50 (Call 11/15/49)	579	396,939
3.15%, 06/01/27 (Call 03/01/27)	480	449,597
3.16%, 05/15/55 (Call 11/15/54)	712	482,095
3.40%, 11/01/49 (Call 05/01/49)	275	200,995
3.65%, 08/01/25 (Call 06/01/25)	263	255,157
3.70%, 03/15/53 (Call 09/15/52)	375	287,595
3.80%, 08/01/28 (Call 05/01/28)	628	596,248
3.94%, 11/01/47 (Call 05/01/47)	338	273,763
3.95%, 10/01/42 (Call 04/01/42)	190	155,008
Security	Par (000)	Value

Transportation (continued)
4.05%, 08/15/52 (Call 02/15/52)	$608	$496,718
4.10%, 05/15/49 (Call 11/15/48)	358	298,067
4.10%, 05/15/2121 (Call 11/15/20)	560	397,516
4.15%, 02/28/48 (Call 08/28/47)	615	517,516
4.45%, 03/01/33 (Call 12/01/32)	400	382,776
4.45%, 06/15/45 (Call 12/15/44)	295	255,237
4.55%, 06/01/53 (Call 12/01/52)	630	561,191
4.65%, 01/15/46 (Call 07/15/45)	373	330,463
4.84%, 10/01/41	360	332,968
5.05%, 08/01/30	1,310	1,307,328
5.10%, 08/01/2118 (Call 02/01/18)	65	55,652
5.35%, 08/01/54	700	695,912
7.80%, 05/15/27	205	224,588
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28
(Call 12/22/27)(d)	400	362,804
Polar Tankers Inc., 5.95%, 05/10/37(b)	134	135,887
Rand Parent LLC, 8.50%, 02/15/30
(Call 02/15/26)(b)(c)	655	615,536
Rumo Luxembourg Sarl
4.20%, 01/18/32 (Call 01/18/27)(d)	400	323,172
5.25%, 01/10/28 (Call 01/10/24)(d)	400	377,496
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	575	515,781
2.50%, 09/01/24 (Call 08/01/24)	764	737,069
2.85%, 03/01/27 (Call 02/01/27)	135	124,015
2.90%, 12/01/26 (Call 10/01/26)	483	444,432
3.35%, 09/01/25 (Call 08/01/25)	420	401,587
4.30%, 06/15/27 (Call 05/15/27)	430	416,606
4.63%, 06/01/25 (Call 05/01/25)	690	677,470
5.25%, 06/01/28 (Call 05/01/28)	345	342,088
5.65%, 03/01/28 (Call 02/01/28)	390	393,335
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(b)	550	445,285
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	800	679,896
SF Holding Investment Ltd.
2.38%, 11/17/26(d)	600	543,390
2.88%, 02/20/30(d)	600	518,610
Simpar Europe SA, 5.20%, 01/26/31
(Call 01/26/26)(d)	400	322,960
Transnet SOC Ltd., 8.25%, 02/06/28(d)	800	796,968
TTX Co.
3.60%, 01/15/25(b)	250	242,175
4.60%, 02/01/49 (Call 08/01/48)(b)	385	345,095
5.65%, 12/01/52 (Call 06/01/52)(b)(c)	260	271,664
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/26(d)(i)(j)	400	165,480
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	848	775,530
2.38%, 05/20/31 (Call 02/20/31)	720	608,882
2.40%, 02/05/30 (Call 11/05/29)	1,012	875,603
2.75%, 03/01/26 (Call 12/01/25)	538	508,760
2.80%, 02/14/32 (Call 12/15/31)	1,065	916,177
2.89%, 04/06/36 (Call 01/06/36)	350	278,597
2.95%, 03/10/52 (Call 09/10/51)	685	471,211
2.97%, 09/16/62 (Call 03/16/62)	584	377,533
3.00%, 04/15/27 (Call 01/15/27)	180	169,423
3.20%, 05/20/41 (Call 11/20/40)	437	341,795
3.25%, 01/15/25 (Call 10/15/24)	20	19,442
3.25%, 08/15/25 (Call 05/15/25)	685	661,367
3.25%, 02/05/50 (Call 08/05/49)	1,306	973,048

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.35%, 08/15/46 (Call 02/15/46)	$115	$84,946
3.38%, 02/01/35 (Call 08/01/34)	405	346,397
3.38%, 02/14/42 (Call 08/14/41)	325	259,594
3.50%, 02/14/53 (Call 08/14/52)	660	507,151
3.55%, 08/15/39 (Call 02/15/39)	385	319,485
3.55%, 05/20/61 (Call 11/20/60)	170	125,317
3.60%, 09/15/37 (Call 03/15/37)	828	705,340
3.70%, 03/01/29 (Call 12/01/28)	704	674,770
3.75%, 07/15/25 (Call 05/15/25)	431	419,445
3.75%, 02/05/70 (Call 08/05/69)	1,008	762,985
3.80%, 10/01/51 (Call 04/01/51)	800	651,152
3.80%, 04/06/71 (Call 10/06/70)	349	264,912
3.84%, 03/20/60 (Call 09/20/59)	1,500	1,190,565
3.85%, 02/14/72 (Call 08/14/71)	270	205,894
3.88%, 02/01/55 (Call 08/01/54)	341	273,918
3.95%, 09/10/28 (Call 06/10/28)	1,105	1,069,817
3.95%, 08/15/59 (Call 02/15/59)	420	336,143
4.00%, 04/15/47 (Call 10/15/46)	830	691,490
4.05%, 11/15/45 (Call 05/15/45)	305	253,391
4.05%, 03/01/46 (Call 09/01/45)	140	116,119
4.10%, 09/15/67 (Call 03/15/67)	204	167,535
4.30%, 03/01/49 (Call 09/01/48)	375	324,041
4.50%, 01/20/33 (Call 10/20/32)	680	665,162
4.50%, 09/10/48 (Call 03/10/48)	713	635,404
4.75%, 02/21/26 (Call 01/21/26)	1,420	1,414,604
4.95%, 09/09/52 (Call 03/09/52)	400	397,888
4.96%, 05/15/53 (Call 11/15/52)	500	497,645
5.15%, 01/20/63 (Call 07/20/62)	300	299,007
6.63%, 02/01/29	240	261,696
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	1,165	1,125,844
2.40%, 11/15/26 (Call 08/15/26)	543	506,641
2.50%, 09/01/29 (Call 06/01/29)	812	722,915
2.80%, 11/15/24 (Call 09/15/24)	752	727,853
3.05%, 11/15/27 (Call 08/15/27)	1,257	1,181,065
3.40%, 03/15/29 (Call 12/15/28)	645	608,525
3.40%, 11/15/46 (Call 05/15/46)	435	333,571
3.40%, 09/01/49 (Call 03/01/49)(c)	79	61,976
3.63%, 10/01/42	80	66,162
3.75%, 11/15/47 (Call 05/15/47)	414	346,282
3.90%, 04/01/25 (Call 03/01/25)	869	851,133
4.25%, 03/15/49 (Call 09/15/48)	378	337,460
4.45%, 04/01/30 (Call 01/01/30)	1,383	1,369,281
4.88%, 03/03/33 (Call 12/03/32)	555	560,422
4.88%, 11/15/40 (Call 05/15/40)	165	161,629
5.05%, 03/03/53 (Call 09/03/52)	530	533,583
5.20%, 04/01/40 (Call 10/01/39)	850	866,481
5.30%, 04/01/50 (Call 10/01/49)	1,277	1,331,771
6.20%, 01/15/38	1,670	1,869,765
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	1,515	1,357,470
1.50%, 09/22/28 (Call 07/22/28)	720	626,393
1.80%, 09/22/31 (Call 06/22/31)	1,470	1,215,514
3.95%, 09/09/27 (Call 08/09/27)	700	688,065
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 08/31/23)(b)	465	445,442
XPO CNW Inc., 6.70%, 05/01/34	240	237,178
XPO Escrow Sub LLC, 7.50%, 11/15/27
(Call 11/15/24)(b)	185	191,336
Security	Par (000)	Value

Transportation (continued)
XPO Inc.
6.25%, 06/01/28 (Call 06/01/26)(b)	$745	$738,288
7.13%, 06/01/31 (Call 06/01/26)	275	278,135
Yunda Holding Investment Co., 2.25%, 08/19/25(d)	800	721,216
		127,241,860
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. SOFR + 4.300%)(a)(b)	306	299,599
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(d)	600	571,374
2.63%, 03/20/25 (Call 02/20/25)(d)	400	376,464
3.38%, 03/20/28 (Call 01/20/28)(d)	800	719,944
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	735	679,302
6.50%, 10/01/25 (Call 08/31/23)(b)	481	476,512
9.75%, 08/01/27 (Call 08/11/23)(b)	280	291,189
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	176	134,497
3.10%, 06/01/51 (Call 12/01/50)	225	142,065
3.25%, 03/30/25 (Call 12/30/24)	195	186,410
3.25%, 09/15/26 (Call 06/15/26)	834	772,317
3.50%, 03/15/28 (Call 12/15/27)	85	77,361
3.85%, 03/30/27 (Call 12/30/26)	223	209,399
4.00%, 06/30/30 (Call 03/30/30)	700	639,870
4.55%, 11/07/28 (Call 08/07/28)	375	357,225
4.70%, 04/01/29 (Call 01/01/29)	160	152,939
4.90%, 03/15/33 (Call 12/15/32)	355	335,716
5.20%, 03/15/44 (Call 09/15/43)	400	356,888
5.45%, 09/15/33	700	687,967
NAC Aviation 29 DAC, 4.75%, 06/30/26
(Call 08/07/23)	585	521,111
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	848	761,334
1.70%, 06/15/26 (Call 05/15/26)(b)	910	809,299
2.70%, 11/01/24 (Call 10/01/24)(b)	515	493,489
3.35%, 11/01/29 (Call 08/01/29)(b)	126	108,220
3.40%, 11/15/26 (Call 08/15/26)(b)	452	417,928
3.95%, 03/10/25 (Call 01/10/25)(b)	935	903,004
4.00%, 07/15/25 (Call 06/15/25)(b)	55	52,914
4.20%, 04/01/27 (Call 01/01/27)(b)	225	211,732
4.40%, 07/01/27 (Call 06/01/27)(b)	635	602,723
4.45%, 01/29/26 (Call 11/29/25)(b)	478	460,625
5.70%, 02/01/28 (Call 01/01/28)(b)	850	841,849
5.75%, 05/24/26 (Call 04/24/26)(b)	280	278,734
5.88%, 11/15/27 (Call 10/15/27)(b)	230	228,908
6.05%, 08/01/28 (Call 07/01/28)	550	551,744
6.20%, 06/15/30 (Call 04/15/30)(b)	280	282,856
Series 144A, 5.55%, 05/01/28 (Call 04/01/28)(b)	360	354,316
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	1,035	915,002
2.30%, 06/15/28 (Call 04/15/28)(b)	200	170,770
5.45%, 05/03/28 (Call 04/03/28)(b)	250	246,758
5.70%, 07/25/33 (Call 04/25/33)(b)	750	739,913
		17,420,267

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	$105	$91,456
3.38%, 01/20/27 (Call 12/20/26)	30	26,400
		117,856
Water — 0.1%
Aegea Finance Sarl, 6.75%, 05/20/29
(Call 05/20/25)(d)	400	377,824
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	465	385,997
2.80%, 05/01/30 (Call 02/01/30)	696	607,490
2.95%, 09/01/27 (Call 06/01/27)	713	658,577
3.25%, 06/01/51 (Call 12/01/50)	455	327,696
3.40%, 03/01/25 (Call 12/01/24)	1,170	1,133,496
3.45%, 06/01/29 (Call 03/01/29)	1,222	1,129,324
3.45%, 05/01/50 (Call 11/01/49)	370	275,739
3.75%, 09/01/28 (Call 06/01/28)	702	665,987
3.75%, 09/01/47 (Call 03/01/47)	442	346,289
4.00%, 12/01/46 (Call 06/01/46)	270	215,584
4.15%, 06/01/49 (Call 12/01/48)	360	302,263
4.20%, 09/01/48 (Call 03/01/48)	311	261,053
4.30%, 12/01/42 (Call 06/01/42)	326	285,964
4.30%, 09/01/45 (Call 03/01/45)	287	243,032
4.45%, 06/01/32 (Call 03/01/32)	520	501,259
6.59%, 10/15/37	518	582,703
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	758	741,354
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	788	637,626
2.70%, 04/15/30 (Call 01/15/30)	671	569,478
3.35%, 04/15/50 (Call 10/15/49)	323	222,398
3.57%, 05/01/29 (Call 02/01/29)	815	750,941
4.28%, 05/01/49 (Call 11/01/48)	525	423,197
5.30%, 05/01/52 (Call 11/01/51)	395	370,534
Manila Water Co. Inc., 4.38%, 07/30/30
(Call 07/30/25)(d)	400	368,948
Solaris Midstream Holdings LLC, 7.63%, 04/01/26
(Call 08/31/23)(b)	300	294,198
United Utilities PLC, 6.88%, 08/15/28	305	326,716
		13,005,667

Total Corporate Bonds & Notes — 33.2%
(Cost: $8,131,035,259)		7,297,043,802

Fixed Rate Loan Interests

Diversified Financial Services — 0.0%
Curo Group Holdings Corp., Term Loan, (6.00%
Cash + 12.00% PIK), 18.00%, 08/02/27	173	165,872

Total Fixed Rate Loan Interests — 0.0%
(Cost: $168,819)		165,872

Foreign Government Obligations(m)

Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(d)	1,400	1,241,324
8.25%, 05/09/28(d)	1,200	1,105,584
8.75%, 04/14/32(d)	1,200	1,055,556
9.13%, 11/26/49(d)	1,000	811,500
9.38%, 05/08/48(d)	1,200	996,864
Security	Par (000)	Value

Angola (continued)
9.50%, 11/12/25(d)	$600	$601,890
		5,812,718
Argentina — 0.1%
Argentina Bonar Bond
0.75%, 07/09/30(f)	8,031	2,271,739
1.00%, 07/09/29	1,343	386,940
3.50%, 07/09/41(f)	1,030	290,822
3.63%, 07/09/35(f)	9,040	2,635,564
4.25%, 01/09/38(f)	2,556	806,220
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 08/31/23)(c)(f)	14,210	4,889,661
1.00%, 07/09/29 (Call 08/31/23)(c)	2,750	922,898
3.50%, 07/09/41 (Call 08/31/23)(f)	9,825	3,193,125
3.63%, 07/09/35 (Call 08/31/23)(c)(f)	16,796	5,248,589
3.63%, 07/09/46 (Call 08/31/23)(f)	3,575	1,117,259
4.25%, 01/09/38 (Call 08/31/23)(f)	10,549	3,813,518
Ciudad Autonoma De Buenos Aires/Government Bond, 7.50%, 06/01/27(d)	450	430,884
Provincia de Buenos Aires/Government Bond,
5.25%, 09/01/37(d)(f)	3,675	1,422,850
Provincia de Cordoba
6.88%, 12/10/25(d)(f)	375	315,400
6.99%, 06/01/27(d)(f)	302	230,910
Provincia de Mendoza Argentina, 5.75%, 03/19/29(d)(f)	369	297,331
Provincia del Chubut Argentina, 7.75%, 07/26/30(d)(f)	313	273,194
		28,546,904
Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(d)	950	813,343
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(d)	222	230,074
		1,043,417
Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	800	742,600
5.25%, 01/25/33(d)	800	717,784
5.45%, 09/16/32(d)	800	734,024
5.63%, 09/30/31(d)	800	750,928
5.63%, 05/18/34(d)	800	717,792
5.96%, 01/05/26(d)	200	198,980
6.00%, 09/19/44(d)	1,000	826,410
6.25%, 01/25/51(d)	600	493,788
6.75%, 09/20/29(d)	1,000	1,005,860
7.00%, 01/26/26(d)	800	816,024
7.00%, 10/12/28(d)	600	620,112
7.38%, 05/14/30(d)	700	725,809
7.50%, 09/20/47(d)	400	379,044
7.75%, 04/18/35(d)	800	829,640
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(d)	800	788,184
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(d)	800	818,056
CBB International Sukuk Programme Co.
3.88%, 05/18/29(d)	1,000	903,960
3.95%, 09/16/27(d)	800	750,576
4.50%, 03/30/27(d)	800	766,976
6.25%, 11/14/24(d)	600	599,868

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bahrain (continued)
CBB International Sukuk Programme Co. WLL,
6.25%, 10/18/30	$600	$609,702
		14,796,117
Belarus — 0.0%
Republic of Belarus International Bond
5.88%, 02/24/26(d)	400	196,000
6.20%, 02/28/30(d)	600	237,000
7.63%, 06/29/27(d)	200	97,000
Republic of Belarus Ministry of Finance, 6.38%, 02/24/31(d)	600	237,000
		767,000
Bermuda — 0.0%
Bermuda Government International Bond
2.38%, 08/20/30 (Call 05/20/30)(d)	640	536,563
3.38%, 08/20/50 (Call 02/20/50)(d)	750	522,990
4.75%, 02/15/29 (Call 11/15/28)(d)	195	191,654
		1,251,207
Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(d)	1,400	967,498

Brazil — 0.1%
Brazilian Government International Bond
2.88%, 06/06/25(c)	1,600	1,522,992
3.75%, 09/12/31(c)	1,200	1,045,656
3.88%, 06/12/30	2,400	2,152,344
4.25%, 01/07/25(c)	2,250	2,205,225
4.50%, 05/30/29 (Call 02/28/29)	1,400	1,332,422
4.63%, 01/13/28 (Call 10/13/27)(c)	2,050	1,993,994
4.75%, 01/14/50 (Call 07/14/49)	3,300	2,530,473
5.00%, 01/27/45	2,900	2,355,902
5.63%, 01/07/41(c)	1,300	1,184,482
5.63%, 02/21/47	1,600	1,402,608
6.00%, 04/07/26(c)	2,075	2,123,410
6.00%, 10/20/33	1,600	1,587,152
7.13%, 01/20/37	1,191	1,293,176
8.25%, 01/20/34	1,100	1,280,631
8.75%, 02/04/25	420	441,676
10.13%, 05/15/27(c)	970	1,137,150
		25,589,293
Canada — 0.3%
Canada Government International Bond
0.75%, 05/19/26	725	652,181
1.63%, 01/22/25	5,398	5,128,478
2.88%, 04/28/25	535	515,580
CDP Financial Inc.
0.88%, 06/10/25(b)	595	549,256
1.00%, 05/26/26(b)	600	539,094
CPPIB Capital Inc.
0.88%, 09/09/26(b)(c)	2,240	1,992,682
1.25%, 03/04/25(b)	240	225,271
1.25%, 01/28/31(b)	1,500	1,197,930
2.75%, 11/02/27(b)	250	232,663
Export Development Canada
3.00%, 05/25/27	35	33,181
3.38%, 08/26/25	460	446,287
3.88%, 02/14/28	5,025	4,927,766
Hydro-Quebec
Series HH, 8.50%, 12/01/29	425	505,682
Security	Par (000)	Value

Canada (continued)
Series HK, 9.38%, 04/15/30	$270	$340,151
Series HQ, 9.50%, 11/15/30	8	10,261
OMERS Finance Trust, 4.00%, 04/19/52
(Call 10/19/51)(b)	600	487,122
Ontario Teachers’ Finance Trust
0.88%, 09/21/26(b)	70	62,075
1.38%, 04/15/25(b)	165	154,420
2.00%, 04/16/31(b)	250	206,720
4.25%, 04/25/28(b)	5,000	4,903,950
Province of Alberta Canada
1.00%, 05/20/25	3,143	2,915,384
1.30%, 07/22/30	2,950	2,388,880
1.88%, 11/13/24	1,865	1,782,362
2.05%, 08/17/26(b)	250	230,825
3.30%, 03/15/28	2,310	2,193,229
Province of British Columbia Canada
0.90%, 07/20/26	1,636	1,465,529
1.30%, 01/29/31(c)	885	713,080
2.25%, 06/02/26	1,441	1,346,888
6.50%, 01/15/26(c)	250	258,660
7.25%, 09/01/36	250	316,605
Series 10, 1.75%, 09/27/24	1,645	1,576,453
Province of Manitoba Canada
1.50%, 10/25/28	215	185,395
2.13%, 06/22/26	1,863	1,730,764
Province of New Brunswick Canada, 3.63%, 02/24/28	790	756,204
Province of Ontario Canada
0.63%, 01/21/26	1,170	1,055,504
1.05%, 04/14/26	255	231,145
1.05%, 05/21/27	290	254,040
1.13%, 10/07/30	3,165	2,524,214
1.60%, 02/25/31	1,360	1,117,580
1.80%, 10/14/31	485	400,508
2.00%, 10/02/29(c)	2,373	2,070,205
2.13%, 01/21/32(c)	60	50,640
2.30%, 06/15/26	706	659,143
2.50%, 04/27/26	2,557	2,408,336
3.10%, 05/19/27	300	283,920
Province of Quebec Canada
0.60%, 07/23/25	4,635	4,254,698
1.35%, 05/28/30	1,905	1,565,186
1.90%, 04/21/31	155	130,084
2.50%, 04/20/26	2,602	2,453,374
2.75%, 04/12/27(c)	4,187	3,916,394
3.63%, 04/13/28	700	674,751
Series PD, 7.50%, 09/15/29	698	810,343
Series QO, 2.88%, 10/16/24	3,197	3,099,300
Series QX, 1.50%, 02/11/25	2,975	2,809,292
Province of Saskatchewan Canada, 3.25%, 06/08/27	210	199,756
PSP Capital Inc.
0.50%, 09/15/24(b)	250	236,223
1.00%, 06/29/26(b)(c)	415	372,205
		72,547,849
Cayman Islands — 0.0%
KSA Sukuk Ltd.
4.27%, 05/22/29(b)(c)	2,000	1,946,280
4.27%, 05/22/29	200	194,628
4.51%, 05/22/33	2,200	2,150,764

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cayman Islands (continued)
5.27%, 10/25/28(d)	$2,000	$2,044,120
Maldives Sukuk Issuance Ltd., 9.88%, 04/08/26	700	584,031
Sharjah Sukuk Program Ltd., 3.89%, 04/04/30(d)	600	547,344
		7,467,167
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	1,400	1,196,874
2.55%, 01/27/32 (Call 10/27/31)(c)	1,200	1,017,660
2.55%, 07/27/33 (Call 04/27/33)	1,600	1,302,704
2.75%, 01/31/27 (Call 12/31/26)	600	557,364
3.10%, 05/07/41 (Call 11/07/40)	2,070	1,552,148
3.10%, 01/22/61 (Call 07/22/60)	1,404	921,347
3.13%, 01/21/26	500	478,300
3.24%, 02/06/28 (Call 11/06/27)	1,600	1,495,136
3.25%, 09/21/71 (Call 03/21/71)	800	519,696
3.50%, 01/31/34 (Call 10/31/33)	1,000	878,860
3.50%, 01/25/50 (Call 07/25/49)	1,850	1,393,790
3.50%, 04/15/53 (Call 10/15/52)	1,000	747,130
3.86%, 06/21/47	938	769,188
4.00%, 01/31/52 (Call 07/31/51)(c)	800	654,888
4.34%, 03/07/42 (Call 09/07/41)(c)	1,400	1,240,736
4.95%, 01/05/36(c)	1,101	1,085,671
5.33%, 01/05/54 (Call 07/05/53)	1,146	1,143,275
		16,954,767
China — 0.1%
China Development Bank
1.00%, 10/27/25(d)	1,200	1,092,228
1.63%, 10/27/30(d)	1,000	832,250
China Development Bank/Hong Kong, 0.63%, 09/09/24(d)	400	379,316
China Government International Bond
0.55%, 10/21/25(d)	1,800	1,635,012
1.20%, 10/21/30(d)	1,400	1,159,550
1.25%, 10/26/26(d)	1,200	1,074,168
1.75%, 10/26/31(d)	800	675,160
1.95%, 12/03/24(d)	1,400	1,343,314
2.13%, 12/03/29(d)	2,000	1,773,260
2.25%, 10/21/50(d)	400	258,304
2.50%, 10/26/51	400	270,444
2.63%, 11/02/27(d)	400	375,612
2.75%, 12/03/39(d)	1,700	1,352,231
3.50%, 10/19/28(d)	400	387,104
4.00%, 10/19/48(d)	400	367,060
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	1,200	1,135,296
3.25%, 11/28/27(d)	200	189,610
3.38%, 03/14/27(d)	800	768,088
4.00%, 11/28/47(d)	600	535,248
		15,603,255
Colombia — 0.1%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	1,225	984,569
3.13%, 04/15/31 (Call 01/15/31)	1,800	1,408,608
3.25%, 04/22/32 (Call 01/22/32)	1,400	1,072,260
3.88%, 04/25/27 (Call 01/25/27)	1,462	1,345,903
3.88%, 02/15/61 (Call 08/15/60)	1,025	607,497
4.13%, 02/22/42 (Call 08/22/41)	800	537,000
4.13%, 05/15/51 (Call 11/15/50)(c)	1,000	631,340
4.50%, 01/28/26 (Call 10/28/25)	1,000	961,500
Security	Par (000)	Value

Colombia (continued)
4.50%, 03/15/29 (Call 12/15/28)(c)	$1,600	$1,434,320
5.00%, 06/15/45 (Call 12/15/44)	3,400	2,450,958
5.20%, 05/15/49 (Call 11/15/48)	2,000	1,458,000
5.63%, 02/26/44 (Call08/26/43)	1,825	1,425,361
6.13%, 01/18/41	1,825	1,555,794
7.38%, 09/18/37	1,400	1,384,768
7.50%, 02/02/34 (Call 11/02/33)	1,402	1,418,235
8.00%, 04/20/33 (Call 01/20/33)(c)	1,159	1,218,005
		19,894,118
Costa Rica — 0.0%
Costa Rica Government International Bond
4.38%, 04/30/25(d)	400	390,160
5.63%, 04/30/43(d)	200	175,170
6.13%, 02/19/31(c)(d)	800	800,888
6.55%, 04/03/34 (Call 01/03/34)(d)	1,200	1,215,492
7.00%, 04/04/44(d)	800	793,872
7.16%, 03/12/45(d)	1,000	1,009,690
		4,385,272
Denmark — 0.0%
Kommunekredit, 0.63%, 06/10/25(d)	400	367,964

Dominican Republic — 0.1%
Dominican Republic International Bond 4.50%, 01/30/30(d)	2,400	2,128,968
4.88%, 09/23/32(d)	2,300	1,996,975
5.30%, 01/21/41(d)	1,200	970,692
5.50%, 01/27/25(d)	900	889,209
5.50%, 02/22/29 (Call 12/22/28)(d)	600	570,546
5.88%, 01/30/60(d)	2,400	1,902,168
5.95%, 01/25/27(d)	1,300	1,285,531
6.00%, 07/19/28(d)	1,000	980,560
6.00%, 02/22/33 (Call 11/22/32)(d)	1,300	1,223,352
6.40%, 06/05/49(d)	1,100	962,500
6.50%, 02/15/48(d)	650	579,228
6.85%, 01/27/45(d)	1,500	1,399,980
6.88%, 01/29/26(d)	1,300	1,315,470
7.05%, 02/03/31 (Call 12/03/30)(d)	300	303,258
7.45%, 04/30/44(d)	1,000	1,001,270
		17,509,707
Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	794	227,942
2.50%, 07/31/40(d)(f)	2,235	704,623
3.50%, 07/31/35(d)(f)	5,584	1,930,645
6.00%, 07/31/30(d)(f)	2,551	1,213,266
		4,076,476
Egypt — 0.1%
Egypt Government International Bond 3.88%, 02/16/26(d)	600	463,494
5.25%, 10/06/25(d)	400	333,012
5.80%, 09/30/27(d)	800	583,080
5.88%, 06/11/25(d)	1,210	1,052,627
5.88%, 02/16/31(d)	1,000	619,700
6.59%, 02/21/28(d)	800	576,808
6.88%, 04/30/40(d)	400	229,324
7.05%, 01/15/32(d)	800	508,168
7.30%, 09/30/33(d)	800	493,632
7.50%, 01/31/27(d)	1,400	1,106,364
7.50%, 02/16/61(d)	1,000	545,140

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
7.60%, 03/01/29(d)	$1,403	$1,007,733
7.63%, 05/29/32(d)	1,600	1,034,528
7.90%, 02/21/48(d)	1,200	663,696
8.15%, 11/20/59(d)	400	225,248
8.50%, 01/31/47(d)	2,000	1,164,680
8.70%, 03/01/49(d)	1,000	582,450
8.75%, 09/30/51(d)	600	351,222
8.88%, 05/29/50(d)	1,400	823,578
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(d)	1,200	1,160,460
		13,524,944
El Salvador — 0.0%
El Salvador Government International Bond
6.38%, 01/18/27(d)	480	356,251
7.12%, 01/20/50 (Call 07/20/49)(d)	848	522,122
7.63%, 02/01/41(d)	600	379,782
7.65%, 06/15/35(d)	838	543,736
8.25%, 04/10/32(d)	350	246,267
8.63%, 02/28/29(d)	373	261,197
9.50%, 07/15/52 (Call 01/15/52)(d)	750	526,268
		2,835,623
Finland — 0.0%
Finland Government International Bond
0.88%, 05/20/30(b)	450	360,549
6.95%, 02/15/26	955	996,285
Finnvera OYJ, 1.63%, 10/23/24(b)	255	243,403
Kuntarahoitus OYJ, 3.25%, 08/24/27(b)	35	33,443
		1,633,680
France — 0.1%
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)(c)	1,970	1,788,662
0.63%, 02/18/26(b)	110	99,127
1.13%, 11/29/24(b)	85	80,306
1.38%, 01/20/31(b)	315	255,323
2.13%, 01/26/32(b)	200	169,450
3.75%, 05/24/28(b)	10,000	9,719,000
4.00%, 01/25/26(b)	5,035	4,940,694
		17,052,562
Gabon — 0.0%
Gabon Government International Bond
6.63%, 02/06/31(d)	800	677,560
6.95%, 06/16/25	400	382,532
7.00%, 11/24/31(d)	600	510,234
		1,570,326
Georgia — 0.0%
Georgia Government International Bond, 2.75%, 04/22/26(d)	400	360,560

Germany — 0.0%
Land Nordrhein Westfalen, 2.25%, 04/16/25(d)	400	380,188

Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(d)(i)(j)	400	162,028
6.38%, 02/11/27(d)(i)(j)	800	362,936
7.63%, 05/16/29(d)(i)(j)	800	360,416
7.75%, 04/07/29(d)(i)(j)	825	376,365
7.88%, 03/26/27(d)(i)(j)	600	278,490
7.88%, 02/11/35(d)(i)(j)	600	273,720
Security	Par (000)	Value

Ghana (continued)
8.13%, 01/18/26(d)(i)(j)	$800	$376,304
8.13%, 03/26/32(d)(i)(j)	1,400	637,406
8.63%, 04/07/34(d)(i)(j)	600	273,444
8.63%, 06/16/49(d)(i)(j)	600	266,082
8.75%, 03/11/61(d)(i)(j)	400	177,032
8.88%, 05/07/42(d)(i)(j)	400	178,084
8.95%, 03/26/51(d)(i)(j)	800	356,992
10.75%, 10/14/30(d)(i)(j)	700	497,854
		4,577,153
Guatemala — 0.0%
Guatemala Government Bond
3.70%, 10/07/33 (Call 07/07/33)(d)	800	652,560
4.38%, 06/05/27(d)	400	377,392
4.50%, 05/03/26(c)(d)	400	382,576
4.65%, 10/07/41 (Call 04/07/41)(d)	200	161,542
4.88%, 02/13/28(d)	600	571,566
4.90%, 06/01/30 (Call 03/01/30)(d)	400	375,068
5.38%, 04/24/32 (Call 01/24/32)(d)	500	475,550
6.13%, 06/01/50 (Call 12/01/49)(c)(d)	1,000	928,040
6.60%, 06/13/36 (Call 03/13/36)(b)	800	818,704
		4,742,998
Honduras — 0.0%
Honduras Government International Bond
5.63%, 06/24/30 (Call 03/24/30)(d)	150	123,242
6.25%, 01/19/27(d)	850	783,088
		906,330
Hong Kong — 0.1%
Airport Authority
1.63%, 02/04/31 (Call 11/04/30)(b)	1,200	966,600
1.75%, 01/12/27 (Call 12/12/26)(b)(c)	1,000	906,940
2.10%, (Call 03/08/26), (5-year CMT + 4.697%)(a)(d)(e)	800	731,816
2.40%, (Call 03/08/28), (7-year CMT + 4.736%)(a)(d)(e)	400	351,304
2.50%, 01/12/32 (Call 10/12/31)(b)	1,000	843,780
2.63%, 02/04/51 (Call 08/04/50)(b)	400	272,552
3.50%, 01/12/62 (Call 07/12/61)(b)	200	152,906
4.75%, 01/12/28 (Call 11/12/27)(b)	400	399,396
4.88%, 01/12/26(b)	400	397,524
4.88%, 01/12/30 (Call 11/12/29)(b)	800	807,776
4.88%, 01/12/33 (Call 10/12/32)(b)	600	604,692
Airport Authority Hong Kong, 3.25%, 01/12/52
(Call 07/12/51)(b)	600	453,672
Hong Kong Government International Bond
0.63%, 02/02/26(b)(c)	200	180,112
1.38%, 02/02/31(b)	1,200	977,076
1.75%, 11/24/31(d)	400	330,016
2.38%, 02/02/51(b)	400	268,556
4.00%, 06/07/28(b)	200	196,900
4.00%, 06/07/33(b)	800	784,192
4.38%, 01/11/26(b)(c)	800	790,888
4.50%, 01/11/28(b)	1,400	1,407,462
4.63%, 01/11/33(b)	600	616,020
5.25%, 01/11/53(b)	400	442,360
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	800	764,848
		13,647,388
Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(d)	1,800	1,406,484

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary (continued)
3.13%, 09/21/51(d)	$1,600	$1,028,816
5.25%, 06/16/29(d)	1,400	1,376,144
5.50%, 06/16/34(d)	800	779,192
6.13%, 05/22/28(d)	1,000	1,018,190
6.25%, 09/22/32(d)	1,600	1,645,040
6.75%, 09/25/52(d)	1,000	1,047,910
7.63%, 03/29/41	1,310	1,486,693
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27
(Call 11/04/27)(d)	800	801,480
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(d)	600	607,494
		11,197,443
India — 0.0%
Export-Import Bank of India
2.25%, 01/13/31(d)	1,000	804,400
3.25%, 01/15/30(d)	1,000	880,240
3.38%, 08/05/26(d)	650	613,958
3.88%, 02/01/28(d)	800	753,184
5.50%, 01/18/33(c)(d)	400	399,040
		3,450,822
Indonesia — 0.2%
Indonesia Government International Bond
1.85%, 03/12/31	1,000	812,110
2.15%, 07/28/31 (Call 04/28/31)	800	659,160
2.85%, 02/14/30	1,000	891,960
3.05%, 03/12/51	1,400	1,036,700
3.20%, 09/23/61 (Call 03/23/61)	600	411,108
3.35%, 03/12/71	800	554,848
3.40%, 09/18/29	540	498,544
3.50%, 01/11/28	1,050	991,820
3.50%, 02/14/50	1,150	891,894
3.55%, 03/31/32 (Call 12/31/31)	600	546,108
3.70%, 10/30/49	1,000	804,180
3.85%, 07/18/27(d)	800	771,352
3.85%, 10/15/30	1,200	1,129,428
4.10%, 04/24/28	800	772,928
4.13%, 01/15/25(d)	800	787,784
4.15%, 09/20/27 (Call 06/20/27)	900	873,567
4.20%, 10/15/50	1,450	1,256,599
4.30%, 03/31/52 (Call 09/30/51)	600	525,726
4.35%, 01/08/27(d)	1,500	1,474,800
4.35%, 01/11/48	1,450	1,294,531
4.45%, 04/15/70	800	688,120
4.55%, 01/11/28 (Call 12/11/27)	600	593,616
4.63%, 04/15/43(d)	1,200	1,142,244
4.65%, 09/20/32 (Call 06/20/32)	1,100	1,085,601
4.75%, 01/08/26(d)	1,600	1,594,848
4.75%, 02/11/29	1,200	1,191,768
4.75%, 07/18/47(c)(d)	610	580,250
4.85%, 01/11/33 (Call 10/11/32)(c)	800	798,912
5.13%, 01/15/45(d)	1,400	1,399,496
5.25%, 01/17/42(d)	1,400	1,413,986
5.25%, 01/08/47(d)	600	605,886
5.35%, 02/11/49	700	713,755
5.45%, 09/20/52 (Call 03/20/52)	375	385,789
5.65%, 01/11/53 (Call 07/11/52)	400	423,136
5.95%, 01/08/46(d)	1,100	1,202,366
6.63%, 02/17/37(d)	700	802,151
6.75%, 01/15/44(d)	1,000	1,180,580
Security	Par (000)	Value

Indonesia (continued)
7.75%, 01/17/38(d)	$1,520	$1,910,047
8.50%, 10/12/35(d)	850	1,104,311
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(d)	1,400	1,269,478
2.30%, 06/23/25(c)(d)	600	568,722
2.55%, 06/09/31(d)	1,030	879,157
2.80%, 06/23/30(d)	800	706,792
3.55%, 06/09/51(d)	400	307,932
3.80%, 06/23/50(d)	800	641,808
3.90%, 08/20/24(d)	200	197,158
4.15%, 03/29/27(c)(d)	1,800	1,763,514
4.33%, 05/28/25(d)	1,640	1,618,893
4.35%, 09/10/24(c)(d)	800	793,152
4.40%, 06/06/27(d)	1,000	984,950
4.40%, 03/01/28(c)(d)	1,000	982,420
4.45%, 02/20/29(c)(d)	900	886,617
4.55%, 03/29/26(d)	1,400	1,390,074
4.70%, 06/06/32(d)	800	794,248
		49,586,924
Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28
(Call 09/17/23)(d)	1,161	1,077,222

Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	250	249,970
5.50%, 09/18/33	70	75,411
Israel Government International Bond
2.75%, 07/03/30	1,600	1,406,432
2.88%, 03/16/26	600	565,422
3.25%, 01/17/28	800	745,536
3.88%, 07/03/50	1,350	1,086,804
4.13%, 01/17/48	800	669,560
4.50%, 01/17/33	1,400	1,357,006
4.50%, 01/30/43	1,150	1,040,612
4.50%, 04/03/2120	1,000	790,140
State of Israel
2.50%, 01/15/30	800	694,576
3.38%, 01/15/50	1,424	1,046,526
3.80%, 05/13/60(d)	3,200	2,387,936
		12,115,931
Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	3,575	3,207,740
2.38%, 10/17/24	1,822	1,744,674
2.88%, 10/17/29	1,561	1,359,772
3.88%, 05/06/51	1,760	1,267,710
4.00%, 10/17/49	1,667	1,246,683
5.38%, 06/15/33	1,572	1,557,286
		10,383,865
Ivory Coast — 0.0%
Ivory Coast Government International Bond
6.13%, 06/15/33(d)	1,000	897,940
6.38%, 03/03/28(d)	600	586,542
		1,484,482
Jamaica — 0.0%
Jamaica Government International Bond
6.75%, 04/28/28(c)	950	1,001,680
7.88%, 07/28/45	1,400	1,642,816

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Jamaica (continued)
8.00%, 03/15/39(c)	$900	$1,088,901
		3,733,397
Japan — 0.1%
Development Bank of Japan Inc.
1.25%, 10/20/26	450	401,135
1.75%, 08/28/24(b)	679	651,290
2.88%, 09/19/24(d)	300	290,823
3.25%, 04/28/27(b)	589	556,929
4.38%, 09/22/25(b)	70	68,823
Japan Bank for International Cooperation
0.63%, 07/15/25	2,950	2,701,079
1.25%, 01/21/31	1,925	1,523,137
1.75%, 10/17/24	855	816,345
1.88%, 07/21/26	260	238,165
1.88%, 04/15/31	4,430	3,655,813
2.00%, 10/17/29(c)	550	472,384
2.13%, 02/10/25	310	294,934
2.13%, 02/16/29	200	174,990
2.25%, 11/04/26	2,266	2,083,111
2.38%, 04/20/26	475	444,135
2.50%, 05/28/25	1,615	1,534,137
2.75%, 01/21/26(c)	805	763,510
2.75%, 11/16/27	1,310	1,210,636
2.88%, 04/14/25	410	392,952
2.88%, 06/01/27	3,284	3,066,534
2.88%, 07/21/27	730	680,980
3.25%, 07/20/28	265	248,374
3.50%, 10/31/28	704	665,674
Japan Finance Organization for Municipalities, 2.38%, 02/13/25(b)(c)	219	208,714
Japan International Cooperation Agency
1.00%, 07/22/30(c)	1,745	1,362,915
2.13%, 10/20/26	450	411,881
2.75%, 04/27/27	1,138	1,054,027
3.25%, 05/25/27	95	89,557
		26,062,984
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	400	389,504
5.75%, 01/31/27(d)	880	856,451
5.85%, 07/07/30(d)	800	744,040
6.13%, 01/29/26(d)	600	593,952
7.38%, 10/10/47(d)	800	713,440
7.50%, 01/13/29(d)	1,000	1,010,180
7.75%, 01/15/28(d)	400	412,348
		4,719,915
Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	1,000	997,580
4.88%, 10/14/44(d)	800	730,384
5.13%, 07/21/25(d)	1,200	1,233,780
6.50%, 07/21/45(d)	1,000	1,071,540
		4,033,284
Kenya — 0.0%
Republic of Kenya Government International Bond
6.30%, 01/23/34(d)	600	453,588
7.00%, 05/22/27(d)	600	542,244
7.25%, 02/28/28(d)	800	701,808
8.00%, 05/22/32(d)	800	690,328
Security	Par (000)	Value

Kenya (continued)
8.25%, 02/28/48(d)	$800	$628,048
		3,016,016
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	3,600	3,466,908

Lebanon — 0.0%
Lebanon Government International Bond
6.20%, 02/26/25(d)(i)(j)	510	37,709
6.25%, 11/04/24(d)(i)(j)	380	27,706
6.25%, 06/12/25(d)(i)(j)	300	22,104
6.60%, 11/27/26(d)(i)(j)	1,550	112,902
6.65%, 11/03/28(d)(i)(j)	50	3,625
6.65%, 02/26/30(d)(i)(j)	1,100	81,048
6.75%, 11/29/27(d)(i)(j)	832	60,386
6.85%, 03/23/27(d)(i)(j)	930	67,788
6.85%, 05/25/29(j)	595	43,179
7.00%, 03/23/32(d)(i)(j)	1,500	109,380
7.25%, 03/23/37(d)(i)(j)	315	23,074
		588,901
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26 (Call 10/26/26)(d)	200	178,192
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25(d)	800	773,624
4.24%, 04/22/45(d)	200	187,704
Malaysia Sukuk Global Bhd
3.18%, 04/27/26(d)	1,650	1,578,373
4.08%, 04/27/46(d)	750	685,313
Malaysia Wakala Sukuk Bhd, 3.08%, 04/28/51(d)	250	188,623
		3,591,829
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	2,433	2,024,256
3.25%, 04/16/30 (Call 01/16/30)	1,700	1,513,085
3.50%, 02/12/34 (Call 11/12/33)	2,200	1,852,532
3.75%, 01/11/28	1,400	1,328,964
3.75%, 04/19/71 (Call 10/19/70)	2,200	1,466,586
3.77%, 05/24/61 (Call 11/24/60)	2,300	1,572,786
3.90%, 04/27/25 (Call 03/27/25)	826	812,330
4.13%, 01/21/26	1,400	1,375,192
4.15%, 03/28/27	1,765	1,729,418
4.28%, 08/14/41 (Call 02/14/41)	1,800	1,489,932
4.35%, 01/15/47	700	561,295
4.40%, 02/12/52 (Call 08/12/51)	1,400	1,106,882
4.50%, 04/22/29	2,250	2,181,307
4.50%, 01/31/50 (Call 07/31/49)	1,159	946,080
4.60%, 01/23/46	1,800	1,493,460
4.60%, 02/10/48	1,450	1,194,655
4.75%, 04/27/32 (Call 01/27/32)	2,035	1,943,771
4.75%, 03/08/44	2,754	2,371,001
4.88%, 05/19/33 (Call 02/19/33)	1,600	1,535,088
5.00%, 04/27/51 (Call 10/27/50)	2,000	1,737,060
5.40%, 02/09/28 (Call 01/09/28)	955	968,122
5.55%, 01/21/45(c)	1,935	1,846,706
5.75%, 10/12/2110	1,900	1,698,771
6.05%, 01/11/40	1,980	2,013,601
6.34%, 05/04/53 (Call 11/04/52)	2,400	2,459,208
6.35%, 02/09/35 (Call 11/09/34)	2,055	2,163,935

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.75%, 09/27/34	$1,200	$1,307,736
7.50%, 04/08/33	780	885,089
8.30%, 08/15/31	675	802,204
		44,381,052
Mongolia — 0.0%
Mongolia Government International Bond
3.50%, 07/07/27(d)	400	343,764
4.45%, 07/07/31(d)	600	478,242
5.13%, 04/07/26(d)	600	568,434
		1,390,440
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	400	348,956
3.00%, 12/15/32(d)	600	482,052
4.00%, 12/15/50(d)	1,400	960,890
5.50%, 12/11/42(d)	400	350,504
5.95%, 03/08/28(d)	800	806,232
6.50%, 09/08/33(d)	1,400	1,446,648
		4,395,282
Mozambique — 0.0%
Mozambique International Bond, 5.00%, 09/15/31(d)(f)	600	473,562

Namibia — 0.0%
Namibia International Bond, 5.25%, 10/29/25(d)	600	571,614

Netherlands — 0.0%
BNG Bank NV, 0.88%, 05/18/26(b)	500	449,495
Nederlandse Waterschapsbank NV, 1.00%, 05/28/30(b)	55	44,150
		493,645
Nigeria — 0.0%
Nigeria Government International Bond
6.13%, 09/28/28(d)	1,000	863,000
6.50%, 11/28/27(d)	1,000	893,800
7.14%, 02/23/30(d)	1,100	963,457
7.38%, 09/28/33(d)	1,000	828,630
7.63%, 11/21/25(d)	800	784,144
7.63%, 11/28/47(d)	1,200	899,928
7.70%, 02/23/38(d)	1,000	794,520
7.88%, 02/16/32(d)	1,000	876,080
8.25%, 09/28/51(d)	1,000	785,800
8.38%, 03/24/29(d)	600	563,904
8.75%, 01/21/31(d)	600	562,074
9.25%, 01/21/49(d)	600	525,276
		9,340,613
Norway — 0.0%
Kommunalbanken AS
0.50%, 10/21/24(b)	699	658,074
0.88%, 03/12/25(b)(c)	599	558,555
1.13%, 06/14/30(b)	400	323,552
1.50%, 01/20/27(b)(c)	684	615,347
2.13%, 02/11/25(b)	1,264	1,205,161
4.00%, 01/19/28(b)	5,000	4,908,150
		8,268,839
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	1,200	1,171,584
4.88%, 02/01/25(d)	1,000	984,290
Security	Par (000)	Value

Oman (continued)
5.38%, 03/08/27(d)	$1,000	$986,560
5.63%, 01/17/28(d)	1,800	1,792,278
6.00%, 08/01/29(d)	1,400	1,415,442
6.25%, 01/25/31(d)	1,265	1,299,142
6.50%, 03/08/47(d)	1,450	1,396,162
6.75%, 10/28/27(d)	1,800	1,867,806
6.75%, 01/17/48(d)	1,800	1,783,728
7.00%, 01/25/51(d)	1,000	1,020,460
7.38%, 10/28/32(d)	800	890,640
Oman Sovereign Sukuk Co.
4.88%, 06/15/30(d)	1,200	1,195,644
5.93%, 10/31/25(d)	1,100	1,112,364
		16,916,100
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(d)	400	241,752
Pakistan Government International Bond
6.00%, 04/08/26(d)	800	430,152
6.88%, 12/05/27(d)	1,200	643,224
7.38%, 04/08/31(d)	1,090	536,803
8.25%, 09/30/25(d)	1,000	607,060
8.88%, 04/08/51(d)	600	276,096
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(d)	200	90,378
		2,825,465
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(d)	400	372,556
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	1,800	1,385,856
3.16%, 01/23/30 (Call 10/23/29)	1,200	1,052,700
3.30%, 01/19/33 (Call 10/19/32)	1,000	836,090
3.75%, 03/16/25 (Call 12/16/24)	1,000	967,780
3.75%, 04/17/26(d)	650	620,854
3.87%, 07/23/60 (Call 01/23/60)	2,200	1,463,286
3.88%, 03/17/28 (Call 12/17/27)	1,050	992,156
4.30%, 04/29/53	1,600	1,196,080
4.50%, 05/15/47	800	636,840
4.50%, 04/16/50 (Call 10/16/49)	1,800	1,397,484
4.50%, 04/01/56 (Call 10/01/55)	1,800	1,351,548
4.50%, 01/19/63 (Call 07/19/62)	1,200	888,444
6.40%, 02/14/35 (Call 11/14/34)	1,400	1,464,470
6.70%, 01/26/36	1,500	1,605,360
6.85%, 03/28/54 (Call 09/28/53)	600	630,456
7.13%, 01/29/26	764	792,925
8.88%, 09/30/27	865	983,254
9.38%, 04/01/29	800	958,392
		19,596,531
Papua New Guinea — 0.0%
Papua New Guinea Government International Bond, 8.38%, 10/04/28(d)	400	375,668

Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33 (Call 10/29/32)(d)	600	481,626
3.85%, 06/28/33 (Call 03/28/33)(d)	400	348,144
4.70%, 03/27/27(d)	400	388,000
4.95%, 04/28/31 (Call 01/28/31)(d)	400	384,536
5.40%, 03/30/50 (Call 09/30/49)(d)	800	691,264

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paraguay (continued)
5.60%, 03/13/48(d)	$400	$354,004
5.85%, 08/21/33 (Call 05/21/33)(b)	400	401,304
6.10%, 08/11/44(d)	830	792,368
		3,841,246
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27
(Call 07/28/27)(d)	600	522,510
Fondo MIVIVIENDA SA, 4.63%, 04/12/27
(Call 03/12/27)(d)	400	386,340
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	1,150	875,277
2.39%, 01/23/26 (Call 12/23/25)	651	606,914
2.78%, 01/23/31 (Call 10/23/30)	1,800	1,529,730
2.78%, 12/01/60 (Call 06/01/60)	1,475	895,827
2.84%, 06/20/30	389	338,761
3.00%, 01/15/34 (Call 10/15/33)	1,600	1,315,536
3.23%, 07/28/2121 (Call 01/28/21)	800	481,536
3.30%, 03/11/41 (Call 09/11/40)	1,020	776,954
3.55%, 03/10/51 (Call 09/10/50)(c)	1,600	1,189,008
3.60%, 01/15/72 (Call 07/15/71)	800	542,872
4.13%, 08/25/27(c)	950	918,507
5.63%, 11/18/50	1,600	1,633,584
6.55%, 03/14/37	750	836,340
7.35%, 07/21/25(c)	770	794,886
8.75%, 11/21/33	1,505	1,894,825
		15,539,407
Philippines — 0.1%
Bangko Sentral ng Pilipinas Bond, 8.60%, 06/15/27	87	97,522
Philippine Government International Bond
1.65%, 06/10/31	1,000	799,630
1.95%, 01/06/32	625	503,856
2.46%, 05/05/30	1,400	1,207,318
2.65%, 12/10/45	1,200	817,356
2.95%, 05/05/45	1,350	970,488
3.00%, 02/01/28	1,900	1,764,093
3.20%, 07/06/46	1,800	1,337,130
3.23%, 03/29/27	200	189,094
3.56%, 09/29/32	600	545,304
3.70%, 03/01/41	1,525	1,275,250
3.70%, 02/02/42	1,525	1,266,070
3.75%, 01/14/29	1,500	1,428,075
3.95%, 01/20/40	1,200	1,046,100
4.20%, 03/29/47	1,200	1,039,380
5.00%, 07/17/33	200	203,496
5.00%, 01/13/37	1,000	998,890
5.17%, 10/13/27	200	203,036
5.50%, 03/30/26	1,200	1,218,816
5.50%, 01/17/48(c)	1,000	1,044,570
5.61%, 04/13/33	600	632,502
6.38%, 01/15/32	770	855,986
6.38%, 10/23/34	1,410	1,577,508
7.50%, 09/25/24(c)	200	203,022
7.75%, 01/14/31	1,381	1,630,105
9.50%, 02/02/30	1,232	1,547,614
10.63%, 03/16/25	1,000	1,085,170
		25,487,381
Poland — 0.0%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(d)	1,400	1,397,354
Security	Par (000)	Value

Poland (continued)
Republic of Poland Government International Bond
3.25%, 04/06/26	$1,300	$1,252,732
4.88%, 10/04/33 (Call 07/04/33)	1,800	1,778,202
5.50%, 11/16/27 (Call 08/16/27)	1,100	1,122,308
5.50%, 04/04/53 (Call 10/04/52)	1,850	1,880,877
5.75%, 11/16/32 (Call 08/16/32)	1,100	1,160,665
		8,592,138
Portugal — 0.0%
Portugal Government International Bond, 5.13%, 10/15/24(b)	300	297,330

Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(d)	2,200	2,106,126
3.40%, 04/16/25(d)	1,600	1,553,536
3.75%, 04/16/30(d)	3,200	3,072,864
4.00%, 03/14/29(d)	2,750	2,693,350
4.40%, 04/16/50(d)	3,600	3,265,236
4.50%, 04/23/28(d)	2,450	2,448,309
4.63%, 06/02/46(d)	1,400	1,332,002
4.82%, 03/14/49(d)	4,400	4,243,668
5.10%, 04/23/48(d)	4,450	4,422,588
5.75%, 01/20/42(b)	800	880,768
6.40%, 01/20/40(b)(c)	800	934,872
9.75%, 06/15/30(b)	478	625,884
		27,579,203
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(d)	1,076	980,731
3.00%, 02/14/31(d)	1,700	1,424,719
3.63%, 03/27/32(d)	800	687,016
4.00%, 02/14/51(d)	1,750	1,275,942
5.13%, 06/15/48(d)	850	745,679
5.25%, 11/25/27(d)	200	195,844
6.00%, 05/25/34(d)	600	598,956
6.13%, 01/22/44(c)(d)	600	596,592
6.63%, 02/17/28(d)	1,076	1,116,372
7.13%, 01/17/33(d)	1,200	1,291,272
7.63%, 01/17/53(d)	800	904,424
		9,817,547
Rwanda — 0.0%
Rwanda International Government Bond, 5.50%, 08/09/31(d)	400	314,212

Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.25%, 05/17/31(d)	800	671,992
2.97%, 10/29/29(d)	1,500	1,350,645
3.63%, 04/20/27(d)	3,774	3,612,397
4.30%, 01/19/29(d)	1,400	1,365,784
Saudi Government International Bond
2.25%, 02/02/33(d)	2,200	1,767,722
2.50%, 02/03/27(d)	900	831,672
2.75%, 02/03/32(d)	800	692,976
2.90%, 10/22/25(d)	2,000	1,906,940
3.25%, 10/26/26(d)	4,000	3,799,840
3.25%, 10/22/30(d)	900	816,480
3.25%, 11/17/51(d)	800	550,792
3.45%, 02/02/61(d)	1,800	1,239,228
3.63%, 03/04/28(d)	3,850	3,659,925

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
3.75%, 01/21/55(d)	$2,800	$2,098,152
4.00%, 04/17/25(d)	3,050	2,981,528
4.38%, 04/16/29(d)	3,000	2,931,330
4.50%, 04/17/30(d)	2,300	2,256,944
4.50%, 10/26/46(d)	4,800	4,172,016
4.50%, 04/22/60(d)	1,400	1,202,558
4.63%, 10/04/47	3,310	2,910,384
4.75%, 01/18/28(d)	2,200	2,186,206
4.88%, 07/18/33(d)	2,000	2,001,960
5.00%, 04/17/49(d)	2,600	2,402,530
5.00%, 01/18/53(d)	2,500	2,303,700
5.25%, 01/16/50(d)	2,600	2,499,562
5.50%, 10/25/32(d)	2,000	2,101,540
		54,314,803
Senegal — 0.0%
Senegal Government International Bond
6.25%, 05/23/33(d)	800	689,568
6.75%, 03/13/48(d)	800	600,984
		1,290,552
Serbia — 0.0%
Serbia International Bond
2.13%, 12/01/30(d)	800	621,544
6.25%, 05/26/28(d)	600	601,248
6.50%, 09/26/33(d)	800	802,472
		2,025,264
South Africa — 0.1%
Republic of South Africa Government
International Bond
4.30%, 10/12/28	1,400	1,265,838
4.85%, 09/27/27	800	762,768
4.85%, 09/30/29	1,600	1,446,240
4.88%, 04/14/26	800	775,152
5.00%, 10/12/46	800	561,536
5.38%, 07/24/44	800	603,248
5.65%, 09/27/47	1,200	899,772
5.75%, 09/30/49	2,200	1,649,208
5.88%, 09/16/25	1,400	1,389,668
5.88%, 06/22/30	1,000	937,280
5.88%, 04/20/32	600	550,062
6.25%, 03/08/41	600	508,962
6.30%, 06/22/48	400	323,112
7.30%, 04/20/52	1,200	1,068,396
		12,741,242
South Korea — 0.2%
Export-Import Bank of Korea
0.63%, 02/09/26	800	711,536
0.75%, 09/21/25	600	543,930
1.13%, 12/29/26	400	347,532
1.25%, 01/18/25	1,000	941,830
1.25%, 09/21/30	1,200	945,744
1.38%, 03/20/25(d)	400	374,780
1.38%, 02/09/31	600	471,642
1.63%, 01/18/27	1,000	896,510
1.75%, 10/19/28 (Call 08/19/28)(d)	800	685,888
1.88%, 02/12/25	400	379,256
2.13%, 01/18/32(c)	400	325,604
2.38%, 04/21/27	200	183,028
2.50%, 06/29/41(c)	400	290,096
2.63%, 05/26/26	1,000	929,130
Security	Par (000)	Value

South Korea (continued)
2.88%, 01/21/25	$800	$771,560
3.25%, 11/10/25	600	572,514
3.25%, 08/12/26	600	564,906
4.00%, 09/15/24	400	392,856
4.25%, 09/15/27	600	585,516
4.50%, 09/15/32	600	585,588
4.88%, 01/11/26	600	593,004
5.00%, 01/11/28(c)	1,000	1,004,100
5.13%, 01/11/33	600	612,900
Incheon International Airport Corp., 1.25%, 05/04/26(d)	200	178,306
Industrial Bank of Korea
0.63%, 09/17/24(d)	200	189,196
1.04%, 06/22/25(c)(d)	600	551,652
2.13%, 10/23/24(d)	400	383,696
Korea Development Bank (The)
1.25%, 06/03/25(d)	400	371,236
1.38%, 04/25/27	600	528,498
1.75%, 02/18/25	800	757,088
4.00%, 09/08/25	200	194,606
4.25%, 09/08/32	400	382,604
4.38%, 02/15/28	1,000	978,980
4.38%, 02/15/33(c)	600	577,590
Korea Electric Power Corp.
1.13%, 09/24/26(d)	400	351,108
3.63%, 06/14/25(d)	200	193,484
4.00%, 06/14/27(d)	400	385,968
5.50%, 04/06/28(d)	200	204,024
Korea Expressway Corp., 1.13%, 05/17/26(d)	800	711,704
Korea Gas Corp.
2.25%, 07/18/26(d)	800	732,544
3.13%, 07/20/27(c)(d)	200	186,958
Korea Housing Finance Corp.
4.63%, 02/24/28(d)	800	786,496
4.63%, 02/24/33	200	193,722
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	200	178,674
3.13%, 07/25/27(d)	400	372,564
3.25%, 06/15/25(d)	600	575,010
4.25%, 07/27/27(d)	200	194,372
Korea International Bond
1.00%, 09/16/30	400	320,088
1.75%, 10/15/31	400	330,652
2.50%, 06/19/29	525	473,130
2.75%, 01/19/27	800	754,456
3.50%, 09/20/28	400	381,604
3.88%, 09/20/48	400	350,940
4.13%, 06/10/44	1,150	1,062,773
Korea Mine Rehabilitation & Mineral
Resources Corp.
1.75%, 04/15/26(d)	400	358,280
4.13%, 04/20/27(d)	400	378,964
5.38%, 05/11/28(d)	400	394,200
Korea National Oil Corp.
0.88%, 10/05/25(d)	400	361,960
1.25%, 04/07/26(d)	800	717,960
1.63%, 10/05/30(d)	400	319,328
1.75%, 04/18/25(d)	200	187,678
2.13%, 04/18/27	200	180,394
2.38%, 04/07/31(d)	400	333,848

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
2.50%, 10/24/26(c)(d)	$200	$182,904
3.38%, 03/27/27(c)(d)	400	378,148
4.75%, 04/03/26(d)	600	590,448
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	400	361,036
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	400	357,468
Korea Water Resources Corp, 3.50%, 04/27/25(d)	200	193,026
		32,838,815
Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(d)(j)	400	184,956
6.20%, 05/11/27(d)(i)(j)	1,000	446,680
6.75%, 04/18/28(d)(i)(j)	1,000	445,840
6.83%, 07/18/26(d)(i)(j)	800	363,488
6.85%, 11/03/25(d)(i)(j)	1,200	549,156
7.55%, 03/28/30(d)(i)(j)	1,200	534,384
7.85%, 03/14/29(d)(i)(j)	1,024	457,585
		2,982,089
Supranational — 0.9%
Africa Finance Corp.
3.13%, 06/16/25(d)	800	749,992
3.75%, 10/30/29(d)	600	511,332
4.38%, 04/17/26(d)	665	624,575
African Development Bank
0.88%, 03/23/26	295	267,123
0.88%, 07/22/26	4,938	4,424,201
3.38%, 07/07/25	425	412,713
4.38%, 11/03/27	300	299,910
Arab Petroleum Investments Corp., 1.26%, 02/10/26(d)	200	181,090
Asian Development Bank
0.38%, 09/03/25	1,860	1,694,441
0.50%, 02/04/26	1,775	1,600,411
0.63%, 10/08/24	2,645	2,500,742
0.63%, 04/29/25	3,173	2,938,484
0.75%, 10/08/30	2,330	1,834,316
1.00%, 04/14/26	3,385	3,073,580
1.25%, 06/09/28	90	78,025
1.50%, 10/18/24	2,954	2,819,770
1.50%, 01/20/27	730	660,110
1.50%, 03/04/31	725	599,727
1.75%, 08/14/26	715	658,272
1.75%, 09/19/29	1,649	1,431,332
1.88%, 01/24/30	3,911	3,389,351
2.00%, 01/22/25	1,350	1,288,251
2.00%, 04/24/26	792	738,706
2.13%, 03/19/25	10	9,531
2.38%, 08/10/27	150	139,205
2.50%, 11/02/27	1,377	1,278,682
2.63%, 01/12/27	794	746,701
2.75%, 01/19/28	940	879,943
2.88%, 05/06/25	450	433,337
3.13%, 08/20/27	2,655	2,531,781
3.13%, 09/26/28	398	376,385
3.13%, 04/27/32	455	421,931
3.88%, 09/28/32	30	29,395
4.13%, 09/27/24	2,435	2,398,499
5.82%, 06/16/28	460	485,162
Security	Par (000)	Value

Supranational (continued)
6.22%, 08/15/27	$463	$489,266
6.38%, 10/01/28	300	324,159
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	2,225	2,091,967
0.50%, 05/28/25	2,098	1,925,901
0.50%, 01/27/26	100	89,773
3.38%, 06/29/25	415	400,886
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	205	189,988
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	390	365,563
Corp. Andina de Fomento
1.25%, 10/26/24	330	311,543
4.75%, 04/01/26	800	786,208
Council of Europe Development Bank
0.88%, 09/22/26	1,030	918,286
1.38%, 02/27/25	315	297,001
3.00%, 06/16/25	600	577,230
European Bank for Reconstruction & Development
0.50%, 05/19/25	2,341	2,158,121
0.50%, 11/25/25	1,973	1,788,288
0.50%, 01/28/26	205	184,904
1.50%, 02/13/25	420	397,232
1.63%, 09/27/24	3,350	3,208,462
European Investment Bank
0.00%, 11/06/26(h)	230	198,506
0.38%, 12/15/25	2,110	1,903,980
0.38%, 03/26/26	1,520	1,360,111
0.63%, 07/25/25	3,965	3,646,174
0.63%, 10/21/27	370	317,738
0.75%, 10/26/26	1,288	1,143,744
0.75%, 09/23/30	1,421	1,127,649
0.88%, 05/17/30	835	674,430
1.25%, 02/14/31	2,475	2,022,298
1.38%, 03/15/27	2,250	2,020,117
1.63%, 03/14/25	4,968	4,698,883
1.63%, 10/09/29	715	618,032
1.75%, 03/15/29(c)	490	429,539
1.88%, 02/10/25	4,746	4,516,768
2.13%, 04/13/26	2,735	2,562,750
2.38%, 05/24/27	1,350	1,253,664
2.50%, 10/15/24	660	638,121
2.75%, 08/15/25	230	220,414
3.25%, 11/15/27	20	19,179
3.75%, 02/14/33	10,000	9,741,000
4.88%, 02/15/36	1,365	1,446,818
European Stability Mechanism, 0.38%, 09/10/25(b)	390	355,150
Inter-American Development Bank
0.50%, 09/23/24	1,050	992,796
0.63%, 07/15/25	1,317	1,211,745
0.63%, 09/16/27	755	649,889
0.88%, 04/03/25	1,325	1,235,284
0.88%, 04/20/26	1,910	1,727,614
1.13%, 07/20/28	978	839,339
1.13%, 01/13/31	3,675	2,959,918
1.50%, 01/13/27	270	244,121
1.75%, 03/14/25	2,990	2,833,025
2.00%, 06/02/26	1,453	1,351,319
2.00%, 07/23/26	1,697	1,574,765
2.13%, 01/15/25	4,358	4,168,994

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.25%, 06/18/29	$2,183	$1,955,160
2.38%, 07/07/27	1,210	1,123,896
3.13%, 09/18/28	2,346	2,216,383
3.20%, 08/07/42	230	191,965
3.50%, 09/14/29	115	110,625
3.88%, 10/28/41	1,119	1,034,068
4.38%, 01/24/44	958	938,754
7.00%, 06/15/25	170	175,262
Inter-American Investment Corp.
1.75%, 10/02/24(d)	940	899,571
4.13%, 02/15/28	765	752,293
International Bank for Reconstruction & Development
0.38%, 07/28/25	2,770	2,533,026
0.50%, 10/28/25	2,520	2,291,764
0.63%, 04/22/25	9,475	8,781,240
0.75%, 03/11/25	2,330	2,172,632
0.75%, 11/24/27	3,078	2,647,542
0.75%, 08/26/30	3,585	2,831,863
0.88%, 07/15/26	490	440,476
0.88%, 05/14/30	2,338	1,881,599
1.13%, 09/13/28	3,522	3,009,056
1.25%, 02/10/31(c)	3,210	2,608,895
1.38%, 04/20/28	1,020	893,296
1.50%, 08/28/24	3,090	2,963,094
1.63%, 01/15/25	2,141	2,033,650
1.63%, 11/03/31(c)	2,032	1,687,373
1.75%, 10/23/29(c)	1,799	1,558,959
1.88%, 10/27/26	1,875	1,725,694
2.13%, 03/03/25	1,125	1,073,272
2.50%, 11/25/24	3,451	3,328,075
2.50%, 07/29/25	4,558	4,350,383
2.50%, 11/22/27	2,956	2,743,700
2.50%, 03/29/32	665	588,804
3.13%, 11/20/25	690	664,753
3.13%, 06/15/27	75	71,532
3.63%, 09/21/29	1,050	1,017,019
4.75%, 02/15/35	1,998	2,063,175
International Finance Corp.
0.38%, 07/16/25	40	36,647
0.75%, 10/08/26	889	789,539
0.75%, 08/27/30	1,070	845,717
1.38%, 10/16/24	1,575	1,501,715
2.13%, 04/07/26	2,633	2,466,752
3.63%, 09/15/25	275	268,158
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	2,855	2,586,430
Nordic Investment Bank
0.38%, 09/11/25	960	874,118
2.63%, 04/04/25	625	599,963
3.38%, 09/08/27	205	197,425
		195,240,971

Suriname — 0.0%
Suriname Government International Bond, 9.25%, 10/26/26(c)(d)(i)(j)	400	329,208

Sweden — 0.1%
Kommuninvest I Sverige AB, 4.25%, 12/10/25(b)	5,000	4,926,800
Svensk Exportkredit AB
0.50%, 08/26/25	1,695	1,544,722
Security	Par (000)	Value

Sweden (continued)
0.63%, 10/07/24	$285	$269,097
0.63%, 05/14/25	2,970	2,738,518
2.25%, 03/22/27	400	367,620
4.38%, 02/13/26	430	424,629
		10,271,386

Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(d)	400	364,404

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(d)	1,000	973,190
4.50%, 06/26/30 (Call 03/31/30)(d)	600	570,798
		1,543,988
Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(d)	807	561,906

Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(d)	600	577,368
5.13%, 06/22/26(d)	2,600	2,430,974
7.25%, 02/24/27(d)	1,600	1,578,224
9.76%, 11/13/25(d)	2,000	2,095,780
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(d)	400	367,584
Turkey Government International Bond
4.25%, 03/13/25	1,400	1,340,542
4.25%, 04/14/26	1,000	921,970
4.75%, 01/26/26	1,400	1,316,238
4.88%, 10/09/26	2,400	2,212,920
4.88%, 04/16/43	2,050	1,404,373
5.13%, 02/17/28	2,400	2,180,928
5.25%, 03/13/30	1,400	1,208,956
5.60%, 11/14/24	2,000	1,967,420
5.75%, 05/11/47	2,600	1,910,532
5.88%, 06/26/31	1,400	1,225,798
5.95%, 01/15/31	1,800	1,592,046
6.00%, 03/25/27	2,600	2,457,780
6.00%, 01/14/41	2,350	1,856,735
6.13%, 10/24/28	2,000	1,864,240
6.35%, 08/10/24	1,400	1,394,526
6.38%, 10/14/25	1,800	1,761,840
6.50%, 09/20/33	1,200	1,074,540
6.63%, 02/17/45	2,250	1,852,740
6.75%, 05/30/40	1,400	1,184,582
6.88%, 03/17/36	2,031	1,821,096
7.25%, 03/05/38	812	749,387
7.38%, 02/05/25(c)	2,420	2,442,893
7.63%, 04/26/29	2,400	2,365,344
8.00%, 02/14/34	680	681,754
8.60%, 09/24/27	400	408,844
9.13%, 07/13/30	1,800	1,874,754
9.38%, 03/14/29	1,800	1,885,140
9.38%, 01/19/33	2,000	2,111,040
9.88%, 01/15/28	2,400	2,550,408
11.88%, 01/15/30	900	1,075,410
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(d)	600	554,808
9.38%, 01/31/26(d)	200	203,060
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	400	362,956
		56,865,530

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ukraine — 0.0%
Ukraine Government International Bond
6.88%, 05/21/29(d)(j)	$1,600	$472,800
7.25%, 03/15/35(d)(i)(j)	1,409	419,079
7.38%, 09/25/34(d)(j)	2,000	589,480
7.75%, 09/01/25(d)(j)	1,281	425,651
7.75%, 09/01/26(d)(i)(j)	1,121	347,543
7.75%, 09/01/27(d)(j)	1,200	369,480
7.75%, 09/01/28(d)(i)(j)	1,228	380,901
7.75%, 09/01/29(d)(j)	1,000	311,470
8.99%, 02/01/26(d)(j)	600	191,772
9.75%, 11/01/30(d)(i)(j)	1,200	376,380
		3,884,556
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
1.63%, 06/02/28(d)	1,200	1,052,304
1.70%, 03/02/31(d)	1,000	830,420
1.88%, 09/15/31(d)	1,200	996,108
2.13%, 09/30/24(d)	1,900	1,827,933
2.50%, 04/16/25(d)	2,200	2,105,180
2.50%, 09/30/29(d)	2,700	2,421,306
2.70%, 09/02/70(d)	1,000	613,090
3.00%, 09/15/51(d)	1,000	708,990
3.13%, 05/03/26(d)	1,800	1,723,536
3.13%, 10/11/27(d)	3,800	3,599,816
3.13%, 04/16/30(d)	2,000	1,852,560
3.13%, 09/30/49(d)	3,000	2,188,320
3.88%, 04/16/50(d)	2,900	2,437,218
4.13%, 10/11/47(d)	2,200	1,929,268
Dubai DOF Sukuk Ltd.
2.76%, 09/09/30(d)	900	799,605
5.00%, 04/30/29(d)	1,400	1,407,322
Emirate of Dubai Government International Bond
3.90%, 09/09/50(d)	1,000	739,580
5.25%, 01/30/43(d)	600	565,884
Finance Department Government of Sharjah
3.63%, 03/10/33(d)	600	498,810
4.00%, 07/28/50(d)	900	583,137
4.38%, 03/10/51(d)	400	275,204
6.50%, 11/23/32(d)	400	414,548
RAK Capital, 3.09%, 03/31/25(d)	800	769,576
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	400	390,528
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	800	730,480
3.20%, 07/13/31(d)	400	345,120
3.23%, 10/23/29(d)	1,000	891,380
3.85%, 04/03/26(d)	800	769,208
4.23%, 03/14/28(d)	800	760,640
UAE International Government Bond
2.00%, 10/19/31(d)	600	503,994
2.88%, 10/19/41(d)	800	608,384
3.25%, 10/19/61(d)	1,400	1,008,476
4.05%, 07/07/32(d)	1,200	1,174,356
4.95%, 07/07/52(d)	1,000	992,230
		38,514,511
United Kingdom — 0.0%
Bank of England Euro Notes, 2.00%, 03/21/25(b)	305	289,820

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	615	555,007
Security	Par (000)	Value

Uruguay (continued)
4.38%, 10/27/27	$1,203	$1,189,550
4.38%, 01/23/31 (Call 10/23/30)	1,822	1,783,137
4.50%, 08/14/24	353	352,517
4.98%, 04/20/55	1,950	1,906,612
5.10%, 06/18/50	2,912	2,909,758
5.75%, 10/28/34 (Call 07/28/34)	600	646,812
7.63%, 03/21/36	850	1,037,408
7.88%, 01/15/33, (7.88% PIK)(g)	674	816,323
		11,197,124
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 02/20/29(d)	200	186,250

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)	600	586,656

Zambia — 0.0%
Zambia Government International Bond, 8.97%, 07/30/27(d)(i)(j)	1,000	574,880

Total Foreign Government Obligations — 4.8%
(Cost: $1,180,477,528)		1,064,423,634

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	520	411,737

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power
District RB BAB, 4.84%, 01/01/41	1,000	968,138

California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/55
(Call 04/01/31)	565	395,618
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	1,140	1,323,898
Series S-1, 7.04%, 04/01/50	150	188,095
Series S-3, 6.91%, 10/01/50	775	965,133
California Earthquake Authority, 5.60%, 07/01/27	200	199,840
California Health Facilities Financing Authority
4.19%, 06/01/37 (Call 06/01/32)	55	49,770
4.35%, 06/01/41 (Call 06/01/32)	480	431,302
California State University, 5.18%, 11/01/53
(Call 11/01/33)	110	108,150
California State University RB
Class B, 2.72%, 11/01/52.	1,055	697,870
Class B, 2.98%, 11/01/51 (Call 05/01/51)	680	469,001
Series E, 2.90%, 11/01/51 (Call 11/01/30)	100	70,034
City of Los Angeles Department of Airports
Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	55	47,257
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	50	60,567
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	500	543,113
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	350	282,398

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp. RB
Class B, 3.00%, 06/01/46.	$100	$91,775
3.12%, 06/01/38 (Call 06/01/31) (SAP)	500	382,132
Class B, 3.29%, 06/01/42 (Call 06/01/31)	315	234,565
3.71%, 06/01/41 (Call 12/01/31)	385	287,738
3.85%, 06/01/50 (Call 12/01/31)	200	183,271
4.21%, 06/01/50 (Call 12/01/31)	205	150,822
Los Angeles Community College District/CA GO, 2.11%, 08/01/32 (Call 08/01/30)(c)	500	413,379
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	535	660,045
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	750	793,206
Los Angeles Department of Water & Power, RB
Series A, 5.72%, 07/01/39	445	474,003
Series A, 6.60%, 07/01/50	855	1,024,176
Series D, 6.57%, 07/01/45	600	709,049
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	1,675	1,755,033
5.76%, 07/01/29	400	409,852
Series RY, 6.76%, 07/01/34	100	112,042
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	100	65,774
4.13%, 05/15/32 (Call 02/15/32)	1,105	1,046,814
4.56%, 05/15/53	175	159,296
Series N, Class A, 3.26%, 05/15/60
(Call 11/15/59)(c)	540	367,635
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	225	260,486
Series F, 6.58%, 05/15/49	1,260	1,461,344
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	160	182,141
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	250	278,196
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	250	187,067
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32 Call	660	681,258
State of California, 5.20%, 03/01/43 (Call 03/01/33)	105	103,017
State of California GO
1.70%, 02/01/28	250	220,371
2.50%, 10/01/29	570	500,303
3.38%, 04/01/25	200	194,350
3.50%, 04/01/28	2,815	2,667,990
4.60%, 04/01/38 (Call 04/01/28)	125	118,428
Series A, 3.05%, 04/01/29	500	456,955
State of California GO BAB
7.30%, 10/01/39	1,155	1,383,718
7.35%, 11/01/39	500	602,057
7.50%, 04/01/34	1,900	2,281,119
7.55%, 04/01/39	1,630	2,023,595
7.60%, 11/01/40	2,350	2,968,067
7.63%, 03/01/40	1,200	1,486,255
University of California RB
Series AD, 4.86%, 05/15/12	110	96,568
Series AQ, 4.77%, 05/15/15	1,445	1,247,516
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	50	48,170
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	720	590,632
Security	Par (000)	Value

California (continued)
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	$1,305	$898,207
University of California RB BAB, 5.77%, 05/15/43	330	351,794
		36,442,257
Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	840	890,572

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	1,000	1,031,609
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	930	679,405
4.81%, 10/01/14	100	89,778
		1,800,792
Florida — 0.0%
County of Broward FL Airport System Revenue RB,
3.48%, 10/01/43 (Call 10/01/29)	1,000	810,853
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	60	54,575
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,000	719,771
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	967	897,738
1.71%, 07/01/27	750	663,124
2.15%, 07/01/30	925	767,206
		3,913,267
Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue
RB, 2.26%, 11/01/35 (Call 11/01/30)	120	94,918
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	1,003	1,120,881
Project M, Series 2010-A, 6.66%, 04/01/57	314	351,631
Project P, Series 2010-A, 7.06%, 04/01/57	25	25,846
		1,593,276
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46.	85	60,322

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49(c)	80	73,773
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	563,531
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue RB
Series A, 6.90%, 12/01/40	1,290	1,453,877
Series B, 6.90%, 12/01/40	290	326,984
Chicago Transit Authority Sales Tax Receipts Fund RB BAB, Series B, 6.20%, 12/01/40	400	431,265
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	180	192,932
Sales Tax Securitization Corp. RB, 3.24%, 01/01/42	1,000	788,596
State of Illinois GO, 5.10%, 06/01/33	6,105	5,966,160
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	686	734,482
		10,531,600
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	100	74,594

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	420	296,340

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 0.0%
Louisiana Local Government Environmental
Facilities & Community Development Auth
5.08%, 06/01/31	$415	$411,811
5.20%, 12/01/39	1,215	1,222,418
Louisiana Local Government Environmental
Facilities & Community Development Authority RB
3.62%, 02/01/29	628	603,278
4.48%, 08/01/39	520	488,914
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	195	147,855
		2,874,276
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40
(Call 01/01/40)	200	146,749

Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	805	813,167
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	70	51,467
2.81%, 09/01/43	100	73,464
2.90%, 09/01/49	550	386,551
Series D, 2.66%, 09/01/39.	99	79,202
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	1,145	1,194,617
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	805	767,326
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,000	1,047,565
Massachusetts School Building Authority RB
2.95%, 05/15/43 (Call 05/15/30)	1,765	1,292,012
3.40%, 10/15/40 (Call 10/15/29)	65	52,813
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	130	99,886
		5,858,070
Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	79,374
Michigan Finance Authority RB
3.08%, 12/01/34	350	295,718
3.38%, 12/01/40	55	43,828
Michigan State University RB, 4.17%, 08/15/22
(Call 02/15/22)	550	422,671
Michigan Strategic Fund RB, 3.23%, 09/01/47
(Call 09/01/31)	50	37,502
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)(c)	153	120,757
3.50%, 04/01/52 (Call 10/01/51)	119	93,838
4.45%, 04/01/22 (Call 10/01/21)	846	713,571
Series B, 2.44%, 04/01/40 (Call 10/01/39)	238	174,743
		1,982,002
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 Call	268	230,007
Security	Par (000)	Value

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB
Series A, 3.23%, 05/15/50 (Call 11/15/49)	$500	$376,544
Series A, 3.65%, 08/15/57 (Call 02/15/57)	225	179,344
		555,888
Nebraska — 0.0%
University of Nebraska Facilities Corp. RB (The), Series A, Class A, 3.04%, 10/01/49	50	37,098

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	1,085	1,167,175
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	1,055	1,303,517
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	1,210	1,357,465
Series C, 5.75%, 12/15/28	50	50,689
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	1,435	1,726,522
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	200	157,435
Series P, 3.92%, 05/01/19 (Call 11/01/18)	100	70,218
Rutgers The State University of New Jersey RB
BAB, Class H, 5.67%, 05/01/40	500	523,346
		6,356,367
New York — 0.1%
City of New York NY, 5.26%, 10/01/52	75	78,209
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	135	136,306
Series C-1, 5.52%, 10/01/37	450	463,976
Series F1, 6.27%, 12/01/37	1,000	1,109,866
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	700	635,990
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	525	645,160
Series 2010-A, 6.67%, 11/15/39	250	265,971
Series A, 5.87%, 11/15/39	100	99,129
Series E, 6.81%, 11/15/40	265	285,311
New York City Municipal Water Finance Authority RB
5.44%, 06/15/43	525	549,758
5.72%, 06/15/42(c)	250	269,171
5.88%, 06/15/44	975	1,073,013
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	260	268,181
Series C-2, 5.77%, 08/01/36	995	1,036,320
New York City Water & Sewer System RB BAB, 5.95%, 06/15/42	225	249,529
New York State Dormitory Authority RB
2.20%, 03/15/34	1,800	1,398,555
Series B, 3.14%, 07/01/43	1,000	793,809
Series F, 3.11%, 02/15/39	150	119,115
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40.	390	405,311
Series F, 5.63%, 03/15/39	50	51,830
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	100	83,264
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,090	892,865

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33 (Call 09/15/28)	$250	$232,755
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	175	182,324
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	230	171,209
5.07%, 07/15/53	500	506,469
Series 165, 5.65%, 11/01/40	1,290	1,373,549
Series 168, 4.93%, 10/01/51	775	768,469
Series 174, 4.46%, 10/01/62	2,300	2,096,512
Series 181, 4.96%, 08/01/46	100	97,909
Series 192, 4.81%, 10/15/65	145	139,809
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	600	410,855
		16,890,499
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	435	299,538

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	175	184,837
Series B, 7.83%, 02/15/41	700	866,536
Series B, 8.08%, 02/15/50	650	866,288
JobsOhio Beverage System RB
2.83%, 01/01/38	250	195,849
4.43%, 01/01/33	155	152,393
Series B, 4.53%, 01/01/35	350	340,471
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	395	322,315
Series A, 4.80%, 06/01/11	200	177,484
Ohio State University (The) RB BAB, Series C,
4.91%, 06/01/40	175	171,251
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48
(Call 02/15/30)	160	114,135
		3,391,559
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	400	373,523
4.62%, 06/01/44	330	314,373
5.09%, 02/01/52	125	123,622
		811,518
Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	100	100,968
Series B, 5.68%, 06/30/28 (NPFGC)	100	101,283
Oregon State University RB, 3.42%, 03/01/60
(Call 03/01/30) (BAM)	200	143,652
State of Oregon Department of Transportation RB
BAB, Series 2010-A, 5.83%, 11/15/34	200	216,153
State of Oregon GO, 5.89%, 06/01/27	340	346,505
		908,561
Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater
Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	115	82,152
Commonwealth Financing Authority RB, Class A, 2.99%, 06/01/42(c)	710	527,091
Pennsylvania State University (The) RB
2.79%, 09/01/43	500	373,446
Security	Par (000)	Value

Pennsylvania (continued)
2.84%, 09/01/50	$250	$173,094
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	250	259,043
University of Pittsburgh-of the Commonwealth
System of Higher Education RB, 3.56%, 09/15/19
(Call 03/15/19)	200	132,028
		1,546,854
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson
County Health & Educational Facility Building RB,
Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	250	238,173

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems
Revenue RB BAB, 5.81%, 02/01/41	200	213,258
Dallas Area Rapid Transit RB, 2.61%, 12/01/48
(Call 12/01/31)	1,500	1,044,679
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(c)	525	530,067
Series B, 6.00%, 12/01/44	50	55,135
Dallas County Hospital District GOL BAB, Series C,
5.62%, 08/15/44	50	52,390
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	95	69,547
4.51%, 11/01/51 (Call 11/01/32)	265	241,882
Series A, Class A, 3.14%, 11/01/45	250	190,904
Series C, Class C, 2.92%, 11/01/50	1,150	838,902
Series C, Class C, 3.09%, 11/01/40
(Call 11/01/30)	500	386,594
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	855	608,046
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	1,248	1,511,251
Permanent University Fund - Texas A&M University
System RB, Series B, 3.66%, 07/01/47
(Call 07/01/27)	100	82,139
Permanent University Fund - University of Texas
System RB, Series A, 3.38%, 07/01/47
(Call 01/01/47)	1,120	884,613
State of Texas GO, 3.21%, 04/01/44 (Call 04/01/29)	650	520,985
State of Texas GO BAB, 5.52%, 04/01/39	1,015	1,072,397
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	1,390	1,394,530
5.17%, 04/01/41	1,335	1,353,055
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	400	320,434
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	500	346,476
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/33	500	470,078
First Class, 5.18%, 04/01/30	1,115	1,128,135
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	845	550,564
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	155	154,563
		14,020,624

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	$1,120	$683,043
Series C, 4.18%, 09/01/17 (Call 03/01/17)	50	39,118
		722,161
Washington — 0.0%
Central Puget Sound Regional Transit Authority
Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	30	31,512
State of Washington GO BAB, Series F, 5.14%, 08/01/40	600	598,298
		629,810

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	20	20,127
Series C, 3.15%, 05/01/27	250	235,288
		255,415

Total Municipal Debt Obligations — 0.5%
(Cost: $136,117,450)		114,738,064

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 24.2%
Federal Home Loan Mortgage Corp.
2.00%, 06/01/52	27,400	22,173,624
2.50%, 01/01/30	13	12,518
2.50%, 08/01/31	171	159,235
2.50%, 10/01/31	286	265,418
2.50%, 12/01/31	171	159,120
2.50%, 02/01/32	331	307,815
2.50%, 01/01/33	596	553,301
2.50%, 03/01/51	2,190	1,854,135
2.50%, 04/01/53	28,804	24,277,599
3.00%, 05/01/29	13,884	13,355,615
3.00%, 05/01/30	29	26,932
3.00%, 06/01/30	15	14,103
3.00%, 07/01/30	36	33,715
3.00%, 12/01/30	398	375,640
3.00%, 02/01/31	11	10,281
3.00%, 05/01/31	11	10,819
3.00%, 06/01/31	8	7,106
3.00%, 03/01/46	1,756	1,569,502
3.00%, 07/01/46	128	114,399
3.00%, 08/01/46	738	659,606
3.00%, 09/01/46	571	512,696
3.00%, 10/01/46	1,046	934,277
3.00%, 11/01/46	733	655,242
3.00%, 12/01/46	2,895	2,587,620
3.00%, 01/01/47	527	471,062
3.00%, 02/01/47	1,264	1,129,632
3.00%, 05/01/47	330	294,714
3.00%, 06/01/47	1,055	943,094
3.00%, 08/01/47	110	98,400
3.00%, 09/01/47	434	387,571
3.00%, 10/01/47	313	279,818
3.00%, 05/01/51	9,600	8,476,530
3.50%, 05/01/32	43	41,577
3.50%, 09/01/32	32	30,276
3.50%, 07/01/33	98	93,979
3.50%, 06/01/34	419	400,714

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/38	$312	$294,467
3.50%, 09/01/38	3	2,951
3.50%, 10/01/42	589	548,509
3.50%, 04/01/43	17	15,976
3.50%, 07/01/43	18	17,187
3.50%, 01/01/44	46	42,902
3.50%, 09/01/44	79	73,430
3.50%, 10/01/44	437	404,817
3.50%, 12/01/45	110	101,235
3.50%, 01/01/46	6	5,369
3.50%, 03/01/46	2,922	2,699,826
3.50%, 05/01/46	81	74,916
3.50%, 07/01/46	89	82,011
3.50%, 08/01/46	112	103,423
3.50%, 09/01/46	53	49,095
3.50%, 11/01/46	22	20,342
3.50%, 12/01/46	1,155	1,063,565
3.50%, 01/01/47	292	268,627
3.50%, 02/01/47	306	281,587
3.50%, 03/01/47	56	51,375
3.50%, 04/01/47	49	45,976
3.50%, 05/01/47	62	57,295
3.50%, 07/01/47	438	402,767
3.50%, 08/01/47	21	18,677
3.50%, 09/01/47	1,118	1,030,557
3.50%, 12/01/47	17	15,900
3.50%, 01/01/48	622	575,484
3.50%, 02/01/48	963	884,718
3.50%, 03/01/48	705	648,460
3.50%, 05/01/48	8,444	7,762,790
3.50%, 04/01/49	723	666,190
3.50%, 05/01/49	210	193,222
3.50%, 06/01/49	257	236,631
4.00%, 05/01/33	75	72,542
4.00%, 08/01/42	87	83,822
4.00%, 07/01/44	16	14,685
4.00%, 02/01/45	98	93,935
4.00%, 06/01/45	8	7,679
4.00%, 08/01/45	45	42,797
4.00%, 09/01/45	422	403,439
4.00%, 01/01/46	67	63,689
4.00%, 03/01/46	3	2,547
4.00%, 05/01/46	8	7,273
4.00%, 07/01/46	202	192,641
4.00%, 10/01/46	94	90,164
4.00%, 11/01/46	262	248,866
4.00%, 02/01/47	139	132,394
4.00%, 10/01/47	38	35,783
4.00%, 11/01/47	4	3,504
4.00%, 01/01/48	1,303	1,236,076
4.00%, 02/01/48	413	392,165
4.00%, 06/01/48	411	391,018
4.00%, 07/01/48	346	328,367
4.00%, 08/01/48	127	120,253
4.00%, 09/01/48	93	87,931
4.00%, 12/01/48	322	306,269
4.00%, 01/01/49	227	215,549
4.50%, 02/01/41	52	51,232
4.50%, 05/01/42	64	62,757
4.50%, 01/01/45	38	37,589

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 01/01/46	$51	$49,768
4.50%, 04/01/46	8	7,907
4.50%, 05/01/46	5	4,962
4.50%, 07/01/46	2	1,568
4.50%, 09/01/46	519	509,682
4.50%, 05/01/47	43	41,650
4.50%, 06/01/47	25	24,074
4.50%, 05/01/48	265	258,620
4.50%, 06/01/48	127	123,496
4.50%, 07/01/48	110	106,650
4.50%, 10/01/48	749	730,289
4.50%, 12/01/48	186	181,131
4.50%, 01/01/49	216	210,858
5.00%, 04/01/33	256	255,860
5.00%, 09/01/47	18	17,734
5.00%, 03/01/48	70	69,240
5.00%, 04/01/48	426	423,322
5.00%, 05/01/48	54	53,841
5.00%, 07/01/48	101	99,954
5.00%, 04/01/49	60	59,811
5.00%, 05/01/53	2,844	2,781,649
5.00%, 06/01/53	9,238	9,086,012
5.50%, 04/01/53	1,993	1,997,114
5.50%, 05/01/53	10,524	10,482,731
5.50%, 06/01/53	6,599	6,596,890
Federal National Mortgage Association
2.00%, 07/01/51	6,616	5,382,413
2.50%, 09/01/50	1,824	1,545,030
2.50%, 01/01/52	1,569	1,324,235
2.50%, 02/01/52	8,923	7,530,122
2.50%, 07/01/52	3,108	2,621,892
3.00%, 02/01/47	340	305,264
3.00%, 01/01/50	5,904	5,220,167
3.00%, 01/01/52	10,206	8,950,050
3.00%, 03/01/52	10,013	8,798,077
3.50%, 07/01/50	5,237	4,789,860
3.50%, 11/01/51	1,227	1,119,498
3.50%, 04/01/52	20,812	19,064,892
4.00%, 02/01/47	627	599,738
4.00%, 01/01/50	3,366	3,187,551
4.00%, 01/01/57	470	445,956
4.00%, 02/01/57	529	501,300
5.00%, 09/01/52	957	937,468
5.00%, 03/01/53	4,286	4,233,483
5.00%, 04/01/53	9,829	9,604,326
5.50%, 02/01/53	5,012	4,990,146
5.50%, 05/01/53	9,975	9,908,152
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	5	4,586
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	4,234	3,974,263
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,750	2,596,134
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	2,950	2,765,105
Series 2018-M3, Class A2, 3.07%, 02/25/30(a)	8,605	7,888,801
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	1,818	1,731,004
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	17,050	13,669,747
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	5,000	4,024,166
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	9,890	7,872,015
Freddie Mac Multifamily Structured Pass Through Certificates
2.12%, 03/25/29 (Call 09/25/29)(a)	15,000	13,156,548
Class A1, 2.55%, 05/25/31 (Call 02/25/32)	2,244	2,007,197
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Class A2, 2.25%, 02/25/32 (Call 02/25/32)	$3,000	$2,495,306
Series A2, 2.28%, 07/25/26	9,000	8,362,186
Series K036, Class A2, 3.53%, 10/25/23
(Call 11/25/23)(a)	604	600,650
Series K040, Class A2, 3.24%, 09/25/24	3,195	3,107,541
Series K044, Class A2, 2.81%, 01/25/25
(Call 01/25/25)	6,138	5,901,244
Series K048, Class A2, 3.28%, 06/25/25
(Call 08/25/25)(a)	1,610	1,551,376
Series K053, Class A2, 3.00%, 12/25/25
(Call 01/25/26)	3,000	2,858,670
Series K064, Class A2, 3.22%, 03/25/27
(Call 05/25/27)	3,000	2,835,686
Series K069, Class A2, 3.19%, 09/25/27
(Call 10/25/27)(a)	3,000	2,817,192
Series K073, Class A2, 3.35%, 01/25/28
(Call 10/25/28)	1,000	942,586
Series K075, Class A2, 3.65%, 02/25/28
(Call 05/25/28)(a)	3,065	2,923,782
Series K078, Class A2, 3.85%, 06/25/28
(Call 10/25/28)	3,600	3,462,156
Series K086, Class A2, 3.86%, 11/25/28
(Call 11/25/28)(a)	1,000	961,168
Series K089, Class A2, 3.56%, 01/25/29
(Call 04/25/29)	2,000	1,890,878
Series K100, Class A2, 2.67%, 09/25/29
(Call 10/25/29)	3,000	2,679,449
Series K101, Class A2, 2.52%, 10/25/29
(Call 01/25/30)	2,000	1,769,150
Series K106, Class A2, 2.07%, 01/25/30
(Call 02/25/30)	3,170	2,710,770
Series K108, Class A2, 1.52%, 03/25/30
(Call 03/25/30)	3,000	2,470,921
Series K110, Class A2, 1.48%, 04/25/30
(Call 05/25/30)	660	540,926
Series K116, Class A2, 1.38%, 07/25/30	7,091	5,713,881
Series K125, Class A2, 1.85%, 01/25/31
(Call 01/25/31)	5,000	4,112,709
Series K130, Class A2, 1.72%, 06/25/31
(Call 07/25/31)	3,500	2,829,994
Series K150, 3.71%, 09/25/32 (Call 10/25/32)(a)	11,000	10,218,186
Series K-1512, Class A2, 2.99%, 05/25/31
(Call 10/25/34)	910	812,711
Series K-1512, Class A3, 3.06%, 04/25/34
(Call 10/25/34)	720	620,788
Series K730, Class A2, 3.59%, 01/25/25
(Call 02/25/25)(a)	1,913	1,860,476
Series K739, Class A2, 1.34%, 09/25/27
(Call 09/25/27)	2,780	2,437,558
Government National Mortgage Association
1.50%, 10/20/51	5,545	4,415,414
1.50%, 08/21/53(n)	8,600	6,872,273
2.00%, 07/20/50	896	753,711
2.00%, 08/20/50	19,616	16,487,132
2.00%, 09/20/50	12,486	10,491,556
2.00%, 11/20/50	6,048	5,078,065
2.00%, 12/20/50	22,773	19,117,579
2.00%, 02/20/51	33,037	27,667,797
2.00%, 10/20/51	43,039	36,006,777
2.00%, 11/20/51	4,538	3,795,111

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 12/20/51	$51,373	$42,954,243
2.00%, 01/20/52	13,590	11,359,357
2.00%, 03/20/52	8,509	7,102,053
2.00%, 04/20/52	10,358	8,645,732
2.00%, 08/21/53(n)	47,492	39,700,344
2.50%, 05/20/45	55	48,316
2.50%, 12/20/46	705	617,026
2.50%, 01/20/47	246	215,458
2.50%, 06/20/50	15,951	13,860,205
2.50%, 08/20/50	2,662	2,281,465
2.50%, 09/20/50	3,951	3,385,419
2.50%, 01/20/51	11,031	9,563,712
2.50%, 02/20/51	23,840	20,656,786
2.50%, 05/20/51	21,743	18,821,639
2.50%, 07/20/51	11,329	9,800,323
2.50%, 08/20/51	33,598	29,055,519
2.50%, 09/20/51	4,282	3,701,671
2.50%, 11/20/51	38,677	33,416,030
2.50%, 12/20/51	37,621	32,503,636
2.50%, 02/20/52	13,882	11,985,942
2.50%, 03/20/52	17,116	14,777,610
2.50%, 04/20/52	15,153	13,068,898
2.50%, 05/20/52	4,302	3,710,272
2.50%, 07/20/52	1,419	1,224,661
2.50%, 08/20/52	3,687	3,183,020
2.50%, 08/21/53(n)	26,880	23,171,709
3.00%, 01/20/43	585	532,519
3.00%, 03/15/43	8	6,933
3.00%, 11/20/43	20	17,748
3.00%, 12/20/43	24	21,589
3.00%, 03/20/45	1,035	938,496
3.00%, 05/20/45	925	838,788
3.00%, 06/20/45	74	66,868
3.00%, 07/20/45	913	828,206
3.00%, 10/20/45	214	193,633
3.00%, 11/20/45	23	20,605
3.00%, 12/20/45	44	40,298
3.00%, 02/20/46	749	679,083
3.00%, 03/20/46	5,914	5,355,785
3.00%, 04/20/46	629	569,830
3.00%, 05/20/46	563	510,603
3.00%, 06/20/46	643	582,440
3.00%, 07/20/46	941	853,690
3.00%, 08/20/46	1,507	1,364,944
3.00%, 09/20/46	1,154	1,045,099
3.00%, 11/20/46	402	364,022
3.00%, 12/15/46	647	581,477
3.00%, 12/20/46	1,228	1,112,452
3.00%, 02/15/47	909	816,915
3.00%, 02/20/47	562	508,564
3.00%, 03/20/47	131	118,679
3.00%, 06/20/47	410	370,162
3.00%, 07/20/47	36	32,620
3.00%, 10/20/47	1,328	1,198,117
3.00%, 11/20/47	804	725,760
3.00%, 02/20/48	280	252,820
3.00%, 07/20/49	2,238	2,014,579
3.00%, 09/20/49	233	209,846
3.00%, 10/15/49	836	747,957
3.00%, 12/20/49	1,823	1,637,619
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/20/50	$12,778	$11,475,997
3.00%, 02/20/50	2,595	2,329,541
3.00%, 08/20/50	3,995	3,582,529
3.00%, 09/20/50	1,415	1,269,044
3.00%, 08/20/51	9,209	8,232,141
3.00%, 09/20/51	8,444	7,545,965
3.00%, 10/20/51	41,239	36,843,454
3.00%, 11/20/51	20,440	18,255,807
3.00%, 12/20/51	12,369	11,043,621
3.00%, 02/20/52	16,771	14,942,909
3.00%, 05/20/52	3,788	3,377,682
3.00%, 07/20/52	7,486	6,674,168
3.00%, 09/20/52	4,309	3,843,412
3.00%, 08/21/53(n)	44,467	39,556,523
3.50%, 09/20/42	472	444,136
3.50%, 10/20/42	8,939	8,404,388
3.50%, 11/20/42	511	481,363
3.50%, 12/20/42	388	365,241
3.50%, 06/15/43	420	393,431
3.50%, 10/20/44	61	56,871
3.50%, 12/20/44	119	111,368
3.50%, 02/20/45	572	536,362
3.50%, 04/20/45	446	417,195
3.50%, 05/20/45	2,014	1,881,858
3.50%, 06/20/45	285	266,714
3.50%, 09/20/45	6,853	6,403,802
3.50%, 10/20/45	53	49,568
3.50%, 11/20/45	434	405,227
3.50%, 12/20/45	425	397,368
3.50%, 03/20/46	990	925,318
3.50%, 04/20/46	405	378,357
3.50%, 06/20/46	1,727	1,616,169
3.50%, 11/20/46	52	48,182
3.50%, 12/20/46	591	551,670
3.50%, 01/20/47	162	151,416
3.50%, 02/20/47	749	699,430
3.50%, 03/20/47	1,010	940,529
3.50%, 04/20/47	177	164,426
3.50%, 05/20/47	10,546	9,845,452
3.50%, 06/20/47	189	176,273
3.50%, 08/20/47	1,271	1,184,893
3.50%, 09/20/47	2,184	2,032,624
3.50%, 10/20/47	8,355	7,778,572
3.50%, 11/20/47	880	818,744
3.50%, 12/20/47	480	448,105
3.50%, 01/20/48	214	199,336
3.50%, 02/20/48	2,766	2,577,347
3.50%, 04/20/48	1,931	1,794,366
3.50%, 05/20/48	943	878,219
3.50%, 08/20/48	635	590,739
3.50%, 09/20/48	99	92,565
3.50%, 01/20/49	289	268,924
3.50%, 03/20/49	9,056	8,424,019
3.50%, 09/20/49	5,286	4,918,149
3.50%, 10/20/49	3,310	3,079,414
3.50%, 12/20/49	1,752	1,629,780
3.50%, 01/20/50	543	505,047
3.50%, 03/20/50	958	890,649
3.50%, 05/20/50	1,327	1,233,681
3.50%, 08/20/50	1,881	1,739,606

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/20/52	$19,928	$18,335,934
3.50%, 02/20/52	8,485	7,806,817
3.50%, 08/21/53(n)	56,188	51,622,495
4.00%, 08/20/45	340	326,028
4.00%, 09/20/45	113	108,685
4.00%, 10/20/45	5	4,698
4.00%, 01/20/46	19	18,414
4.00%, 03/20/46	245	234,907
4.00%, 07/20/46	21	20,476
4.00%, 09/20/46	5	5,266
4.00%, 11/20/46	57	54,407
4.00%, 12/15/46	40	38,336
4.00%, 04/20/47	844	806,742
4.00%, 07/20/47	1,992	1,903,738
4.00%, 08/20/47	85	81,154
4.00%, 11/20/47	700	669,072
4.00%, 03/20/48	1,137	1,086,069
4.00%, 04/20/48	564	537,377
4.00%, 05/15/48	133	126,788
4.00%, 05/20/48	1,112	1,060,415
4.00%, 08/20/48	1,086	1,035,739
4.00%, 09/20/48	457	435,255
4.00%, 11/20/48	143	136,399
4.00%, 01/20/49	3,147	2,999,722
4.00%, 02/20/49	5,476	5,220,561
4.00%, 09/15/49	160	152,610
4.00%, 01/20/50	17,516	16,687,559
4.00%, 02/20/50	4,890	4,658,717
4.00%, 07/20/52	2,125	2,000,758
4.00%, 08/20/52	8,106	7,631,775
4.00%, 09/20/52	23,834	22,440,748
4.00%, 12/20/52	5,801	5,462,284
4.00%, 08/21/53(n)	28,082	26,449,734
4.50%, 04/15/40	10	10,140
4.50%, 07/20/41	1,856	1,837,905
4.50%, 11/20/45	50	49,026
4.50%, 08/20/46	49	47,677
4.50%, 09/20/46	8	7,879
4.50%, 10/20/46	42	41,255
4.50%, 11/20/46	19	18,960
4.50%, 02/20/47	22	21,332
4.50%, 04/20/47	27	26,506
4.50%, 06/20/47	58	56,868
4.50%, 07/20/47	2,737	2,680,087
4.50%, 10/20/47	28	26,951
4.50%, 04/20/48	417	406,981
4.50%, 06/20/48	401	390,697
4.50%, 07/20/48	430	419,105
4.50%, 08/20/48	349	340,044
4.50%, 12/20/48	519	506,305
4.50%, 01/20/49	13,328	12,995,025
4.50%, 03/20/49	1,233	1,201,987
4.50%, 06/20/49	834	813,586
4.50%, 07/20/49	433	422,441
4.50%, 08/20/49	144	140,697
4.50%, 07/20/52	4,841	4,656,195
4.50%, 08/20/52	28,290	27,210,550
4.50%, 08/21/53(n)	33,681	32,398,227
5.00%, 07/20/46	13	13,216
5.00%, 03/20/48	93	92,702
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/20/48	$273	$272,270
5.00%, 05/20/48	121	120,813
5.00%, 11/20/48	146	144,873
5.00%, 12/20/48	202	201,018
5.00%, 01/20/49	397	394,640
5.00%, 04/20/49	35	35,166
5.00%, 05/20/49	52	51,365
5.00%, 06/20/49	1,397	1,388,853
5.00%, 07/20/52	1,372	1,344,105
5.00%, 09/20/52	5,575	5,463,573
5.00%, 12/20/52	15,166	14,862,052
5.00%, 01/20/53	11,957	11,716,722
5.00%, 08/21/53(n)	30,609	29,992,037
5.50%, 04/20/48	19	18,817
5.50%, 12/20/52	5,294	5,262,100
5.50%, 01/20/53	9,005	8,951,536
5.50%, 03/20/53	8,777	8,724,425
5.50%, 04/20/53	22,476	22,341,203
5.50%, 06/20/53	6,202	6,164,919
5.50%, 07/20/53	6,026	6,029,354
5.50%, 08/21/53(n)	48,428	48,125,325
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	3,246	2,796,729
1.50%, 10/01/36	3,210	2,775,168
1.50%, 11/01/36	3,003	2,598,789
1.50%, 02/01/37	20,539	17,696,185
1.50%, 03/01/37	31,855	27,422,171
1.50%, 04/01/37	4,400	3,787,187
1.50%, 08/01/37	1,253	1,079,348
1.50%, 08/17/38(n)	16,224	13,958,427
1.50%, 11/01/50	4,473	3,438,485
1.50%, 04/01/51	4,585	3,535,516
1.50%, 05/01/51	27,058	20,859,201
1.50%, 07/01/51	20,095	15,489,180
1.50%, 11/01/51	13,850	10,666,755
1.50%, 04/01/52	6,569	5,040,648
1.50%, 08/14/53(n)	10,325	7,931,294
2.00%, 12/01/35	8,466	7,505,434
2.00%, 02/01/36	46,398	41,181,051
2.00%, 03/01/36	8,933	7,916,219
2.00%, 05/01/36	13,834	12,278,553
2.00%, 06/01/36	11,534	10,225,737
2.00%, 07/01/36	1,149	1,019,480
2.00%, 08/01/36	11,057	9,794,545
2.00%, 09/01/36	18,747	16,599,962
2.00%, 10/01/36	3,791	3,357,808
2.00%, 11/01/36	9,036	8,012,467
2.00%, 12/01/36	13,290	11,777,092
2.00%, 01/01/37	23,570	20,900,310
2.00%, 02/01/37	19,309	17,098,740
2.00%, 03/01/37	848	752,802
2.00%, 04/01/37	42,097	37,249,166
2.00%, 05/01/37	19,811	17,512,387
2.00%, 06/01/37	18,790	16,618,078
2.00%, 08/17/38(n)	28,973	25,601,408
2.00%, 05/01/50	14,246	11,772,528
2.00%, 07/01/50	12,240	9,960,924
2.00%, 08/01/50	5,985	4,870,725
2.00%, 09/01/50	29,650	24,138,723
2.00%, 10/01/50	18,967	15,441,635

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 11/01/50	$6,830	$5,554,537
2.00%, 12/01/50	27,055	22,110,561
2.00%, 01/01/51	21,831	17,801,313
2.00%, 02/01/51	26,442	21,521,442
2.00%, 03/01/51	84,761	68,825,174
2.00%, 04/01/51	27,996	22,771,796
2.00%, 05/01/51	30,660	24,918,057
2.00%, 06/01/51	39,694	32,268,355
2.00%, 07/01/51	19,026	15,460,986
2.00%, 08/01/51	52,356	42,450,033
2.00%, 10/01/51	89,621	72,820,672
2.00%, 11/01/51	96,211	78,128,244
2.00%, 12/01/51	65,634	53,268,429
2.00%, 12/01/51(o)	57,820	46,945,832
2.00%, 01/01/52	47,305	38,350,551
2.00%, 01/01/52(o)	56,564	45,841,754
2.00%, 02/01/52	97,774	79,159,989
2.00%, 03/01/52	95,604	77,409,403
2.00%, 04/01/52	2,764	2,239,392
2.00%, 08/14/53(n)	189,210	153,178,530
2.50%, 12/01/29	46	43,400
2.50%, 03/01/30	66	61,681
2.50%, 07/01/30	64	59,858
2.50%, 08/01/30	19	17,828
2.50%, 12/01/30	24	22,461
2.50%, 01/01/31	19	18,028
2.50%, 05/01/31	1,956	1,814,099
2.50%, 09/01/31	223	207,073
2.50%, 10/01/31	1,435	1,340,214
2.50%, 12/01/31	359	333,477
2.50%, 01/01/32	1,531	1,420,524
2.50%, 02/01/32	312	289,705
2.50%, 03/01/32	306	283,807
2.50%, 04/01/32	1,997	1,852,269
2.50%, 10/01/32	49	45,099
2.50%, 01/01/33	2,102	1,967,400
2.50%, 11/01/34	2,216	2,018,979
2.50%, 07/01/35	2,572	2,350,752
2.50%, 10/01/35	13,157	11,974,735
2.50%, 03/01/36	8,166	7,445,796
2.50%, 05/01/36	15,827	14,393,091
2.50%, 06/01/36	8,489	7,719,474
2.50%, 07/01/36	15,566	14,155,523
2.50%, 08/01/36	2,280	2,074,101
2.50%, 03/01/37	7,225	6,561,656
2.50%, 04/01/37	7,692	6,991,908
2.50%, 05/01/37	19,324	17,545,102
2.50%, 06/01/37	5,045	4,580,582
2.50%, 08/17/38(n)	43,674	39,623,919
2.50%, 04/01/47	954	821,897
2.50%, 05/01/50	17,032	14,432,534
2.50%, 06/01/50	987	833,813
2.50%, 07/01/50	1,737	1,487,291
2.50%, 08/01/50	2,274	1,936,016
2.50%, 09/01/50	14,207	12,094,390
2.50%, 10/01/50	11,606	9,882,763
2.50%, 11/01/50	27,984	23,699,252
2.50%, 12/01/50	29,303	24,759,038
2.50%, 01/01/51	12,051	10,205,557
2.50%, 02/01/51	7,172	6,072,222
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 03/01/51	$10,886	$9,237,874
2.50%, 04/01/51	2,695	2,275,548
2.50%, 07/01/51	22,887	19,356,989
2.50%, 08/01/51	42,689	36,333,629
2.50%, 09/01/51	53,637	45,294,947
2.50%, 10/01/51	26,077	22,013,848
2.50%, 11/01/51	30,224	25,560,051
2.50%, 12/01/51	96,410	81,637,561
2.50%, 01/01/52	86,415	72,912,504
2.50%, 02/01/52	15,278	12,956,945
2.50%, 03/01/52	102,614	86,711,433
2.50%, 04/01/52	100,408	84,739,496
2.50%, 05/01/52	17,697	14,916,328
2.50%, 07/01/52	30,898	26,053,167
2.50%, 08/14/53(n)	99,744	84,040,164
3.00%, 10/01/27	35	34,108
3.00%, 03/01/30	8,764	8,389,001
3.00%, 04/01/30	58	54,294
3.00%, 07/01/30	50	46,768
3.00%, 08/01/30	183	172,958
3.00%, 09/01/30	242	228,307
3.00%, 10/01/30	109	102,969
3.00%, 11/01/30	24	22,246
3.00%, 12/01/30	58	54,866
3.00%, 01/01/31	981	925,098
3.00%, 02/01/31	368	347,093
3.00%, 03/01/31	114	107,093
3.00%, 04/01/31	42	39,437
3.00%, 06/01/31	252	237,329
3.00%, 09/01/31	96	90,103
3.00%, 10/01/31	21	19,728
3.00%, 01/01/32	284	267,169
3.00%, 02/01/32	943	887,981
3.00%, 03/01/32	37	34,627
3.00%, 06/01/32	309	291,057
3.00%, 08/01/32	188	176,506
3.00%, 11/01/32	309	290,625
3.00%, 12/01/32	499	469,034
3.00%, 02/01/33	347	325,923
3.00%, 10/01/33	273	255,393
3.00%, 07/01/34	178	166,439
3.00%, 09/01/34	8,797	8,230,592
3.00%, 11/01/34	215	201,109
3.00%, 12/01/34	1,757	1,643,868
3.00%, 03/01/35	514	480,502
3.00%, 07/01/35	411	384,230
3.00%, 10/01/35	2,591	2,423,047
3.00%, 12/01/35	2,742	2,568,417
3.00%, 01/01/37	184	170,061
3.00%, 07/01/37	4,340	4,053,347
3.00%, 08/17/38(n)	60,572	56,360,353
3.00%, 11/01/42	92	82,999
3.00%, 12/01/42	230	206,706
3.00%, 03/01/43	233	209,582
3.00%, 09/01/43	224	201,485
3.00%, 01/01/44	306	275,259
3.00%, 10/01/44	2,875	2,585,614
3.00%, 01/01/45	98	87,965
3.00%, 03/01/45	749	673,847
3.00%, 05/01/45	319	287,187

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/45	$36	$31,767
3.00%, 07/01/46	4,227	3,773,883
3.00%, 08/01/46	531	474,362
3.00%, 10/01/46	40	35,609
3.00%, 11/01/46	4,355	3,887,433
3.00%, 12/01/46	4,991	4,450,536
3.00%, 01/01/47	1,583	1,412,354
3.00%, 02/01/47	2,284	2,037,046
3.00%, 03/01/47	1,565	1,396,260
3.00%, 05/01/47	47	42,301
3.00%, 07/01/47	721	643,317
3.00%, 08/01/47	246	219,683
3.00%, 12/01/47	331	295,825
3.00%, 03/01/48	273	243,818
3.00%, 04/01/48	13,406	12,053,120
3.00%, 02/01/49	26,353	23,525,499
3.00%, 09/01/49	1,843	1,635,419
3.00%, 11/01/49	275	243,713
3.00%, 12/01/49	2,000	1,769,884
3.00%, 02/01/50	569	499,034
3.00%, 03/01/50	1,220	1,078,464
3.00%, 04/01/50	2,454	2,166,459
3.00%, 05/01/50	567	498,880
3.00%, 06/01/50	18,977	16,719,675
3.00%, 07/01/50	7,556	6,667,885
3.00%, 08/01/50	16,257	14,410,120
3.00%, 10/01/50	8,009	7,045,300
3.00%, 01/01/51	4,002	3,530,315
3.00%, 04/01/51	30,448	26,742,315
3.00%, 05/01/51	4,807	4,275,052
3.00%, 06/01/51	43,347	38,086,361
3.00%, 07/01/51	22,532	19,801,670
3.00%, 08/01/51	14,065	12,393,205
3.00%, 11/01/51	8,413	7,386,763
3.00%, 02/01/52	11,660	10,237,133
3.00%, 03/01/52	19,403	17,021,852
3.00%, 04/01/52	57,887	50,836,711
3.00%, 05/01/52	22,434	19,681,531
3.00%, 10/01/52	7,404	6,485,984
3.00%, 08/14/53(n)	79,276	69,357,210
3.50%, 01/01/27	2	1,799
3.50%, 12/01/29	8	7,336
3.50%, 07/01/30	127	122,394
3.50%, 10/01/30	14	12,979
3.50%, 03/01/31	88	83,711
3.50%, 06/01/31	102	97,476
3.50%, 01/01/32	58	55,262
3.50%, 05/01/32	84	80,554
3.50%, 06/01/32	108	103,515
3.50%, 07/01/32	52	50,278
3.50%, 08/01/32	28	26,410
3.50%, 09/01/32	184	176,827
3.50%, 10/01/32	86	81,668
3.50%, 11/01/32	57	54,517
3.50%, 03/01/33	243	232,738
3.50%, 04/01/33	297	282,001
3.50%, 05/01/33	148	141,419
3.50%, 06/01/33	398	381,102
3.50%, 02/01/34	1,894	1,813,781
3.50%, 07/01/34	494	478,353
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/34	$451	$431,055
3.50%, 01/01/35	311	297,062
3.50%, 08/17/38(n)	46,676	44,299,263
3.50%, 10/01/44	427	396,930
3.50%, 02/01/45	318	295,892
3.50%, 03/01/45	103	94,910
3.50%, 05/01/45	44	40,783
3.50%, 07/01/45	17,362	16,044,474
3.50%, 08/01/45	211	195,072
3.50%, 10/01/45	130	120,517
3.50%, 11/01/45	58	53,513
3.50%, 12/01/45	1,018	940,236
3.50%, 01/01/46	502	465,414
3.50%, 02/01/46	215	198,263
3.50%, 03/01/46	1,086	1,004,660
3.50%, 04/01/46	14	12,719
3.50%, 05/01/46	31	28,681
3.50%, 06/01/46	36	32,919
3.50%, 07/01/46	129	118,948
3.50%, 08/01/46	109	99,859
3.50%, 09/01/46	283	259,669
3.50%, 10/01/46	346	318,869
3.50%, 11/01/46	66	60,522
3.50%, 12/01/46	2,236	2,063,146
3.50%, 01/01/47	2,097	1,935,055
3.50%, 02/01/47	136	125,848
3.50%, 04/01/47	341	314,074
3.50%, 05/01/47	229	211,140
3.50%, 06/01/47	317	292,056
3.50%, 07/01/47	3,527	3,244,195
3.50%, 08/01/47	442	405,553
3.50%, 09/01/47	23,610	21,702,012
3.50%, 10/01/47	10,327	9,496,228
3.50%, 11/01/47	6,939	6,381,365
3.50%, 12/01/47	325	298,982
3.50%, 01/01/48	6,851	6,300,337
3.50%, 02/01/48	9,272	8,528,752
3.50%, 03/01/48	122	112,160
3.50%, 04/01/48	701	645,026
3.50%, 05/01/48	101	93,234
3.50%, 06/01/48	508	466,816
3.50%, 07/01/48	939	863,808
3.50%, 11/01/48	181	166,044
3.50%, 01/01/49	915	840,778
3.50%, 02/01/49	2,686	2,474,471
3.50%, 03/01/49	353	324,963
3.50%, 04/01/49	204	188,162
3.50%, 06/01/49	25,986	23,891,941
3.50%, 07/01/49	1,990	1,823,120
3.50%, 09/01/49	9,128	8,361,588
3.50%, 04/01/50	5,223	4,800,751
3.50%, 05/01/50	22,629	20,698,727
3.50%, 06/01/50	3,198	2,924,320
3.50%, 02/01/51	22,574	20,679,337
3.50%, 10/01/51	5,736	5,272,967
3.50%, 04/01/52	3,930	3,607,426
3.50%, 05/01/52	9,473	8,587,471
3.50%, 06/01/52	39,131	35,611,311
3.50%, 07/01/52	13,413	12,194,669
3.50%, 08/14/53(n)	72,970	66,110,535

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/29	$114	$111,385
4.00%, 07/01/32	157	153,478
4.00%, 05/01/33	234	226,280
4.00%, 06/01/33	102	98,318
4.00%, 07/01/33	67	64,795
4.00%, 12/01/33	340	333,104
4.00%, 06/01/38	70	67,577
4.00%, 08/17/38(n)	27,337	26,363,119
4.00%, 06/01/42	2,004	1,917,227
4.00%, 10/01/44	4	4,057
4.00%, 12/01/44	72	68,304
4.00%, 01/01/45	591	564,859
4.00%, 02/01/45	191	182,249
4.00%, 03/01/45	168	159,912
4.00%, 05/01/45	102	97,678
4.00%, 06/01/45	335	320,404
4.00%, 07/01/45	28	26,736
4.00%, 08/01/45	21	19,866
4.00%, 09/01/45	33	31,362
4.00%, 01/01/46	41	39,089
4.00%, 04/01/46	8	7,663
4.00%, 06/01/46	1,006	962,294
4.00%, 07/01/46	165	156,309
4.00%, 08/01/46	9	8,185
4.00%, 10/01/46	193	184,807
4.00%, 02/01/47	113	107,953
4.00%, 03/01/47	139	130,438
4.00%, 04/01/47	365	346,508
4.00%, 05/01/47	200	190,230
4.00%, 06/01/47	207	196,006
4.00%, 07/01/47	1,711	1,621,029
4.00%, 08/01/47	442	418,894
4.00%, 09/01/47	2,416	2,292,488
4.00%, 10/01/47	1,173	1,116,990
4.00%, 11/01/47	348	329,649
4.00%, 12/01/47	378	361,218
4.00%, 01/01/48	1,217	1,154,535
4.00%, 04/01/48	236	223,262
4.00%, 05/01/48	15,137	14,334,789
4.00%, 06/01/48	5,110	4,842,922
4.00%, 07/01/48	31	28,953
4.00%, 09/01/48	7,497	7,100,201
4.00%, 10/01/48	375	354,729
4.00%, 11/01/48	418	396,033
4.00%, 12/01/48	230	217,431
4.00%, 01/01/49	210	199,479
4.00%, 02/01/49	142	134,822
4.00%, 03/01/49	718	680,105
4.00%, 04/01/49	722	686,488
4.00%, 05/01/49	523	497,483
4.00%, 06/01/49	982	931,751
4.00%, 07/01/49	13,268	12,567,394
4.00%, 12/01/49	286	270,351
4.00%, 02/01/50	95	89,628
4.00%, 04/01/50	27,639	26,140,057
4.00%, 05/01/50	6,991	6,603,792
4.00%, 05/01/51	1,833	1,735,584
4.00%, 04/01/52	3,746	3,503,734
4.00%, 05/01/52	10,070	9,409,470
4.00%, 06/01/52	12,893	12,048,773
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/52	$33,621	$31,400,249
4.00%, 08/01/52	39,470	36,881,463
4.00%, 09/01/52	3,918	3,661,101
4.00%, 10/01/52	6,785	6,367,086
4.00%, 08/14/53(n)	38,217	35,674,246
4.50%, 06/01/41	11	10,708
4.50%, 01/01/42	9	8,716
4.50%, 09/01/42	41	40,235
4.50%, 08/01/43	113	110,880
4.50%, 04/01/44	133	130,390
4.50%, 02/01/45	44	42,890
4.50%, 08/01/45	56	55,025
4.50%, 12/01/45	40	39,078
4.50%, 02/01/46	360	353,950
4.50%, 08/01/46	4	4,105
4.50%, 10/01/46	14	14,429
4.50%, 01/01/47	5	4,494
4.50%, 03/01/47	91	89,157
4.50%, 04/01/47	312	303,510
4.50%, 06/01/47	84	82,543
4.50%, 10/01/47	420	409,916
4.50%, 01/01/48	604	588,507
4.50%, 02/01/48	617	601,186
4.50%, 03/01/48	106	103,024
4.50%, 04/01/48	25	24,046
4.50%, 05/01/48	150	145,650
4.50%, 06/01/48	174	169,945
4.50%, 07/01/48	64	62,509
4.50%, 08/01/48	702	683,642
4.50%, 10/01/48	802	780,152
4.50%, 11/01/48	268	261,066
4.50%, 12/01/48	1,096	1,065,623
4.50%, 01/01/49	403	392,266
4.50%, 02/01/49	435	423,331
4.50%, 04/01/49	938	913,202
4.50%, 05/01/49	668	649,496
4.50%, 09/01/50	9,621	9,361,728
4.50%, 05/01/52	2,955	2,864,452
4.50%, 06/01/52	16,437	15,742,914
4.50%, 07/01/52	3,090	2,964,926
4.50%, 08/01/52	7,044	6,758,380
4.50%, 09/01/52	36,558	35,132,411
4.50%, 10/01/52	33,652	32,374,890
4.50%, 11/01/52	20,061	19,248,788
4.50%, 12/01/52	13,967	13,450,296
4.50%, 08/14/53(n)	32,446	31,063,243
5.00%, 06/01/39	7	6,935
5.00%, 02/01/41	22	21,914
5.00%, 04/01/41	331	333,359
5.00%, 10/01/41	11	11,559
5.00%, 01/01/42	43	43,458
5.00%, 05/01/42	25	24,711
5.00%, 09/01/47	21	20,850
5.00%, 03/01/48	198	197,079
5.00%, 04/01/48	559	554,890
5.00%, 05/01/48	74	73,950
5.00%, 07/01/48	148	146,747
5.00%, 09/01/48	106	104,954
5.00%, 01/01/49	263	261,198
5.00%, 04/01/49	587	584,114

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 08/01/52	$3,342	$3,270,173
5.00%, 09/01/52	6,415	6,309,389
5.00%, 10/01/52	10,128	9,941,520
5.00%, 11/01/52	8,687	8,526,646
5.00%, 12/01/52	6,591	6,483,172
5.00%, 01/01/53	28,090	27,496,022
5.00%, 04/01/53	9,795	9,571,075
5.00%, 08/14/53(n)	27,311	26,678,794
5.50%, 09/01/41	586	594,213
5.50%, 01/01/47	471	481,046
5.50%, 09/01/52	3,725	3,765,836
5.50%, 11/01/52	4,751	4,752,401
5.50%, 12/01/52	16,503	16,537,413
5.50%, 01/01/53	21,417	21,505,230
5.50%, 02/01/53	10,108	10,070,777
5.50%, 03/01/53	10,935	10,965,210
5.50%, 04/01/53	14,232	14,243,473
5.50%, 08/14/53(n)	25,765	25,585,853
6.00%, 07/01/41	80	84,292
6.00%, 02/01/49	207	217,152
Uniform Mortgage-Backed Security
4.50%, 08/17/38(n)	960	940,350
5.00%, 08/17/38(n)	293	290,963
		5,335,768,230
U.S. Government Agency Obligations 0.6%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	55	53,075
Federal Home Loan Banks
1.50%, 08/15/24	150	143,993
2.50%, 12/08/23	550	544,011
2.50%, 12/10/27	250	229,415
2.75%, 12/13/24	1,140	1,101,377
2.88%, 09/13/24	250	243,385
3.00%, 03/10/28	60	56,354
3.13%, 06/13/25	2,805	2,705,731
3.13%, 09/12/25	1,075	1,034,687
3.25%, 06/09/28	170	161,990
3.25%, 11/16/28	1,205	1,149,895
3.38%, 09/08/23	200	199,524
5.50%, 07/15/36	3,285	3,682,879
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(h)	200	152,834
0.25%, 12/04/23	4,120	4,047,200
4.00%, 02/01/53	33,981	32,020,364
5.00%, 04/01/53	9,695	9,474,201
5.50%, 04/01/53	4,950	4,927,689
6.25%, 07/15/32	2,355	2,723,228
6.75%, 03/15/31	1,060	1,232,303
Federal National Mortgage Association
0.50%, 06/17/25	2,000	1,840,920
0.88%, 08/05/30	13,630	10,896,367
1.63%, 01/07/25	10,100	9,606,918
1.75%, 07/02/24	300	290,046
1.88%, 09/24/26	1,025	945,604
2.50%, 02/05/24(c)	1,220	1,201,700
2.63%, 09/06/24	3,005	2,922,242
6.25%, 05/15/29	650	715,858
6.63%, 11/15/30	1,170	1,345,523
7.25%, 05/15/30	585	687,597

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority
0.75%, 05/15/25	$50	$46,292
1.50%, 09/15/31	400	321,080
2.88%, 09/15/24	350	339,906
3.50%, 12/15/42	390	320,759
5.25%, 09/15/39	890	931,412
5.88%, 04/01/36	580	650,969
7.13%, 05/01/30	145	167,040
Series A, 2.88%, 02/01/27	250	236,643
Series E, 6.75%, 11/01/25	115	119,352
U.S. Treasury Notes
4.00%, 07/31/30	10,000	9,957,812
4.13%, 07/31/28	10,000	9,982,031
		119,410,206

U.S. Government Obligations — 35.3%
U.S. Treasury Note/Bond
0.25%, 05/31/25	3,150	2,890,863
0.25%, 06/30/25	30,000	27,464,062
0.25%, 07/31/25	30,000	27,371,484
0.25%, 08/31/25	38,250	34,798,535
0.25%, 09/30/25	11,000	9,985,938
0.25%, 10/31/25	44,400	40,164,656
0.38%, 08/15/24	28,100	26,692,805
0.38%, 09/15/24	74,700	70,687,793
0.38%, 04/30/25	21,000	19,379,062
0.38%, 11/30/25	63,250	57,226,426
0.38%, 12/31/25	104,500	94,392,891
0.38%, 01/31/26	127,800	115,000,031
0.38%, 09/30/27	29,500	25,141,836
0.50%, 03/31/25	20,600	19,108,914
0.50%, 02/28/26	88,500	79,691,484
0.50%, 04/30/27	13,000	11,286,641
0.50%, 05/31/27	3,500	3,031,055
0.50%, 08/31/27	22,000	18,897,656
0.50%, 10/31/27	27,600	23,587,219
0.63%, 10/15/24	61,500	58,143,926
0.63%, 07/31/26	32,000	28,562,500
0.63%, 03/31/27	2,000	1,749,688
0.63%, 11/30/27	38,500	33,001,719
0.63%, 12/31/27	43,400	37,113,781
0.63%, 05/15/30	11,500	9,176,641
0.63%, 08/15/30	20,000	15,856,250
0.75%, 11/15/24	98,360	92,834,935
0.75%, 03/31/26	30,000	27,161,719
0.75%, 04/30/26	37,000	33,383,828
0.75%, 05/31/26	16,500	14,850,000
0.75%, 08/31/26	28,700	25,648,383
0.75%, 01/31/28	137,400	117,906,375
0.88%, 06/30/26	52,000	46,921,875
0.88%, 09/30/26	37,300	33,421,383
0.88%, 11/15/30	54,825	44,159,824
1.00%, 12/15/24	93,040	87,839,209
1.00%, 07/31/28	37,100	31,810,352
1.13%, 01/15/25	109,050	102,864,820
1.13%, 02/28/25	18,600	17,478,188
1.13%, 10/31/26	54,000	48,637,969
1.13%, 02/29/28	72,400	63,106,782
1.13%, 08/31/28	43,400	37,378,250
1.13%, 02/15/31	57,000	46,606,406
1.13%, 05/15/40	116,600	73,949,906

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 08/15/40	$20,800	$13,071,500
1.25%, 08/31/24	6,950	6,650,553
1.25%, 11/30/26	36,900	33,305,133
1.25%, 12/31/26	50,500	45,513,125
1.25%, 03/31/28	57,000	49,883,906
1.25%, 04/30/28	34,400	30,046,250
1.25%, 05/31/28	45,100	39,314,516
1.25%, 06/30/28	71,400	62,134,735
1.25%, 09/30/28	82,900	71,695,547
1.25%, 08/15/31	64,700	52,700,172
1.25%, 05/15/50	37,200	20,285,625
1.38%, 01/31/25	18,800	17,777,016
1.38%, 08/31/26	5,600	5,102,125
1.38%, 10/31/28	36,600	31,804,828
1.38%, 12/31/28	39,580	34,292,359
1.38%, 11/15/31	101,850	83,326,031
1.38%, 11/15/40	27,620	18,078,153
1.38%, 08/15/50	21,000	11,835,469
1.50%, 09/30/24	20,000	19,142,969
1.50%, 10/31/24	14,400	13,742,438
1.50%, 11/30/24	27,300	25,985,121
1.50%, 02/15/25	41,500	39,266,133
1.50%, 08/15/26	15,270	13,979,208
1.50%, 01/31/27	67,140	60,887,587
1.50%, 11/30/28	79,800	69,687,844
1.63%, 02/15/26	35,450	32,890,953
1.63%, 05/15/26	32,600	30,116,797
1.63%, 08/15/29	24,600	21,392,391
1.63%, 05/15/31	81,310	68,643,427
1.63%, 11/15/50	42,650	25,696,625
1.75%, 12/31/24	27,840	26,526,300
1.75%, 03/15/25	28,740	27,245,744
1.75%, 01/31/29	31,500	27,796,289
1.75%, 11/15/29	5,100	4,455,727
1.75%, 08/15/41	45,700	31,518,719
1.88%, 08/31/24	18,800	18,111,891
1.88%, 07/31/26	20,000	18,540,625
1.88%, 02/28/27	28,000	25,698,750
1.88%, 02/28/29	31,000	27,507,656
1.88%, 02/15/32	105,900	89,932,266
1.88%, 02/15/41	61,050	43,440,891
1.88%, 02/15/51	75,000	48,164,062
1.88%, 11/15/51	77,900	49,843,828
2.00%, 02/15/25	32,562	31,046,532
2.00%, 08/15/25	44,200	41,751,735
2.00%, 11/15/26	31,850	29,491,109
2.00%, 11/15/41	42,240	30,307,200
2.00%, 02/15/50	23,000	15,312,969
2.00%, 08/15/51	64,700	42,782,875
2.13%, 11/30/24	25,000	23,995,117
2.13%, 05/15/25	24,900	23,677,371
2.13%, 05/31/26	3,000	2,809,219
2.25%, 10/31/24	17,600	16,954,437
2.25%, 11/15/24	33,340	32,085,843
2.25%, 12/31/24	34,510	33,118,816
2.25%, 11/15/25	22,250	21,041,895
2.25%, 03/31/26	8,000	7,534,375
2.25%, 02/15/27	36,050	33,554,664
2.25%, 08/15/27	32,050	29,616,203
2.25%, 11/15/27	30,730	28,300,409
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 05/15/41	$36,000	$27,168,750
2.25%, 08/15/46	55,700	39,634,031
2.25%, 08/15/49	26,000	18,354,375
2.25%, 02/15/52	60,630	42,516,787
2.38%, 08/15/24	22,200	21,530,531
2.38%, 04/30/26	16,070	15,171,084
2.38%, 05/15/27	23,880	22,236,384
2.38%, 03/31/29	32,350	29,453,664
2.38%, 05/15/29	37,500	34,107,422
2.38%, 02/15/42	35,900	27,384,969
2.38%, 11/15/49	19,000	13,786,875
2.38%, 05/15/51	44,000	31,762,500
2.50%, 01/31/25	13,300	12,786,703
2.50%, 02/28/26	20,000	18,970,313
2.50%, 03/31/27	38,000	35,627,969
2.50%, 02/15/45	53,850	40,724,062
2.50%, 02/15/46	47,345	35,523,320
2.50%, 05/15/46	26,163	19,610,286
2.63%, 04/15/25	20,000	19,207,031
2.63%, 12/31/25	49,800	47,453,953
2.63%, 01/31/26	35,100	33,424,524
2.63%, 05/31/27	40,000	37,587,500
2.63%, 02/15/29	24,689	22,816,108
2.63%, 07/31/29	24,680	22,707,528
2.75%, 02/28/25	17,300	16,683,012
2.75%, 05/15/25	20,000	19,229,688
2.75%, 06/30/25	10,000	9,600,781
2.75%, 08/31/25	13,500	12,936,797
2.75%, 04/30/27	9,100	8,598,789
2.75%, 07/31/27	30,000	28,284,375
2.75%, 02/15/28	50,700	47,602,547
2.75%, 05/31/29	22,410	20,792,278
2.75%, 08/15/32	79,500	72,171,094
2.75%, 08/15/42	13,450	10,860,875
2.75%, 11/15/42	18,800	15,154,563
2.75%, 08/15/47	22,800	17,848,125
2.75%, 11/15/47	24,100	18,862,016
2.88%, 04/30/25	19,900	19,182,512
2.88%, 05/31/25	20,400	19,646,953
2.88%, 06/15/25	34,480	33,193,734
2.88%, 07/31/25	10,000	9,617,578
2.88%, 11/30/25	16,800	16,109,625
2.88%, 05/15/28	51,700	48,719,172
2.88%, 08/15/28	47,650	44,831,949
2.88%, 04/30/29	28,460	26,603,430
2.88%, 05/15/32	74,600	68,527,094
2.88%, 05/15/43	13,600	11,126,500
2.88%, 08/15/45	12,950	10,432,844
2.88%, 11/15/46	64,050	51,430,148
2.88%, 05/15/49	2,000	1,608,125
2.88%, 05/15/52	59,000	47,504,219
3.00%, 07/15/25	23,500	22,660,977
3.00%, 09/30/25	30,100	28,975,953
3.00%, 10/31/25	35,750	34,398,203
3.00%, 05/15/42	5,950	5,011,945
3.00%, 11/15/44	23,335	19,302,420
3.00%, 05/15/45	12,200	10,061,188
3.00%, 11/15/45	14,300	11,763,984
3.00%, 02/15/47	24,950	20,474,594
3.00%, 05/15/47	16,950	13,901,648

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.00%, 02/15/48	$46,000	$37,741,562
3.00%, 08/15/48	34,150	28,024,344
3.00%, 08/15/52	38,000	31,403,437
3.13%, 08/15/25	38,700	37,390,852
3.13%, 08/31/27	31,000	29,641,328
3.13%, 11/15/28	8,500	8,079,648
3.13%, 08/31/29	58,500	55,337,344
3.13%, 11/15/41	7,510	6,496,150
3.13%, 02/15/42	5,850	5,042,883
3.13%, 02/15/43	14,100	12,031,266
3.13%, 08/15/44	6,380	5,396,084
3.13%, 05/15/48	31,300	26,282,219
3.25%, 08/31/24	6,000	5,867,109
3.25%, 06/30/27	16,000	15,386,250
3.25%, 06/30/29	37,000	35,262,735
3.25%, 05/15/42	20,050	17,534,352
3.38%, 05/15/33	75,300	71,805,609
3.38%, 08/15/42	26,180	23,296,109
3.38%, 05/15/44	1,870	1,647,645
3.38%, 11/15/48	17,000	14,946,719
3.50%, 09/15/25	46,600	45,343,985
3.50%, 01/31/28	28,000	27,160,000
3.50%, 04/30/28	10,000	9,700,000
3.50%, 01/31/30	46,600	44,983,562
3.50%, 04/30/30	32,400	31,276,125
3.50%, 02/15/33	85,000	81,918,750
3.50%, 02/15/39	3,750	3,532,031
3.63%, 05/15/26	64,700	63,117,883
3.63%, 03/31/28	47,200	46,034,750
3.63%, 05/31/28	32,000	31,237,500
3.63%, 03/31/30	46,200	44,922,281
3.63%, 08/15/43	16,500	15,151,641
3.63%, 02/15/44	3,700	3,391,281
3.63%, 02/15/53	49,000	45,715,469
3.63%, 05/15/53	35,000	32,703,125
3.75%, 04/15/26	60,800	59,498,500
3.75%, 05/31/30	32,300	31,654,000
3.75%, 06/30/30	33,000	32,350,312
3.75%, 08/15/41	9,000	8,530,313
3.75%, 11/15/43	7,000	6,540,625
3.88%, 04/30/25	5,800	5,688,758
3.88%, 01/15/26	56,100	55,034,977
3.88%, 11/30/27	25,000	24,615,234
3.88%, 12/31/27	20,000	19,693,750
3.88%, 09/30/29	36,030	35,509,254
3.88%, 11/30/29	44,600	43,976,297
3.88%, 12/31/29	52,000	51,276,875
3.88%, 08/15/40	3,400	3,310,219
3.88%, 02/15/43	29,302	28,001,724
3.88%, 05/15/43(c)	19,425	18,569,086
4.00%, 12/15/25	64,800	63,747,000
4.00%, 02/15/26	147,923	145,588,590
4.00%, 02/29/28	50,000	49,550,781
4.00%, 06/30/28(c)	33,000	32,737,031
4.00%, 10/31/29	29,590	29,370,387
4.00%, 02/28/30	75,000	74,531,250
4.00%, 11/15/42	20,800	20,260,500
4.00%, 11/15/52	39,000	38,981,719
4.13%, 01/31/25	9,100	8,961,723
4.13%, 06/15/26	65,900	65,194,664
Security	Par Shares (000)	Value

4.13%, 09/30/27	$29,800	$29,606,766
4.13%, 10/31/27	14,300	14,209,508
4.13%, 11/15/32	91,300	92,341,391
4.25%, 09/30/24	15,900	15,704,977
4.25%, 12/31/24	50,000	49,328,125
4.25%, 05/31/25	2,000	1,974,609
4.25%, 10/15/25	62,880	62,157,863
4.25%, 11/15/40	3,500	3,571,641
4.38%, 10/31/24	5,100	5,042,426
4.38%, 02/15/38	1,000	1,046,250
4.38%, 11/15/39	3,000	3,118,594
4.38%, 05/15/40	3,650	3,786,305
4.38%, 05/15/41	7,600	7,847,000
4.50%, 11/30/24	30,000	29,697,656
4.50%, 11/15/25	30,000	29,819,531
4.50%, 02/15/36	3,400	3,615,156
4.50%, 05/15/38	2,900	3,069,016
4.50%, 08/15/39	10,000	10,562,500
4.63%, 02/28/25	32,600	32,351,680
4.63%, 06/30/25(c)	9,504	9,450,911
4.63%, 03/15/26	49,700	49,700,000
4.63%, 02/15/40	2,050	2,194,461
4.75%, 02/15/41	4,350	4,713,633
5.00%, 05/15/37	21,500	23,979,219
5.25%, 11/15/28	10,500	10,995,469
5.25%, 02/15/29	1,700	1,784,203
5.50%, 08/15/28	5,500	5,809,375
6.00%, 02/15/26	1,700	1,749,672
6.38%, 08/15/27	3,400	3,651,016
6.50%, 11/15/26	1,000	1,060,313
6.63%, 02/15/27	2,000	2,141,406
		7,774,088,786

Total U.S. Government & Agency Obligations — 60.1%
(Cost: $14,547,506,867)		13,229,267,222

Common Stocks

Health Care Technology 0.0%
Quincy Health LLC(k)	1	—

Total Common Stocks 0.0%
(Cost $49,536)		—

Total Long-Term Investments 99.9%
(Cost: $24,303,299,428)		21,992,922,262

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(p)(q)(r)	1,062,281	1,062,599,310
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(p)(q)	259,723	259,722,715

Total Short-Term Securities — 6.0%
(Cost: $1,321,916,813)		1,322,322,025

Total Investments Before TBA Sales Commitments — 105.9%
(Cost: $25,625,216,241)		23,315,244,287

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sales Commitments(n)

Mortgage-Backed Securities — (1.1)%
Government National Mortgage Association
3.00%, 08/21/53	(5,900)	$(5,248,465)
3.50%, 08/21/53	(4,850)	(4,455,938)
4.00%, 08/21/53	(9,525)	(8,971,359)
4.50%, 08/21/53	(13,575)	(13,057,983)
5.00%, 08/21/53	(5,200)	(5,095,187)
5.50%, 08/21/53	(6,025)	(5,987,344)
Uniform Mortgage-Backed Securities
2.00%, 08/17/38	(10,000)	(8,836,328)
2.00%, 08/14/53	(83,925)	(67,943,188)
2.50%, 08/17/38	(2,100)	(1,905,258)
2.50%, 08/14/53	(73,800)	(62,180,824)
3.00%, 08/17/38	(2,100)	(1,953,984)
3.00%, 08/14/53	(12,100)	(10,586,082)
3.50%, 08/14/53	(30,425)	(27,564,931)
4.00%, 08/14/53	(5,375)	(5,017,437)
5.50%, 08/14/53	(2,725)	(2,706,053)

Total TBA Sales Commitments — (1.1)%
(Proceeds: $(232,544,797))		(231,510,361)

Total Investments, Net of TBA Sales Commitments — 104.8%
(Cost: $25,392,671,444)		23,083,733,926

Liabilities in Excess of Other Assets — (4.8)%		(1,070,360,609)

Net Assets — 100.0%		$22,013,373,317
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Perpetual security with no stated maturity date.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Zero-coupon bond.

(i)	Issuer filed for bankruptcy and/or is in default.

(j)	Non-income producing security.

(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(l)	Rounds to less than 1,000.

(m)	U.S. dollar denominated security issued by foreign domiciled entity.

(n)	Represents or includes a TBA transaction.

(o)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

(p)	Affiliate of the Fund.

(q)	Annualized 7-day yield as of period end.

(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,112,744,206	$—		$(50,584,955	)(a)	$(64,143)	$504,202	$1,062,599,310	1,062,281	$39,406,069		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	227,937,785	31,784,930	(a)	—		—	—	259,722,715	259,723	2,063,787	(b)	—
						$(875)	$30,281	$80,558,783		$325,618		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$101,110,460	$—	$101,110,460
Collaterized Mortgage Obligations	—	186,173,208	—	186,173,208
Corporate Bonds & Notes	—	7,297,043,802	—	7,297,043,802
Fixed Rate Loan Interests	—	165,872	—	165,872
Foreign Government Obligations	—	1,064,423,634	—	1,064,423,634
Municipal Debt Obligations	—	114,738,064	—	114,738,064
U.S. Government & Agency Obligations	—	13,229,267,222	—	13,229,267,222
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	1,322,322,025	—	—	1,322,322,025
Liabilities
Investments
TBA Sales Commitments	—	(231,510,361)	—	(231,510,361)
	$1,322,322,025	$21,761,411,901	$—	$23,083,733,926

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	PIK	Payment-in-kind
BAB	Build America Bond	PJSC	Public Joint Stock Company
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
CMT	Constant Maturity Treasury	SAP	Subject to Appropriations
GO	General Obligation	SCA	Svenska Celluosa Aktiebolaget
GOL	General Obligation Limited	SOFR	Secured Overnight Financing Rate
JSC	Joint Stock Company	ST	Special Tax
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
NPFGC	National Public Finance Guarantee Corp.
OJSC	Open Joint Stock Company